UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund
Fidelity® China Region Fund
Fidelity® Emerging Asia Fund
Fidelity® Emerging Markets Fund
Fidelity® Europe Fund
Fidelity® Japan Fund
Fidelity® Japan Smaller Companies Fund
Fidelity® Latin America Fund
Fidelity® Nordic Fund
Fidelity® Pacific Basin Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Canada Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Canada Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Royal Bank of Canada (Banks)	7.4
The Toronto-Dominion Bank (Banks)	6.4
Canadian Pacific Kansas City Ltd. (Ground Transportation)	6.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5.7
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Consumer Staples Distribution & Retail)	5.3
Constellation Software, Inc. (Software)	5.2
PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	3.9
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.8
Franco-Nevada Corp. (Metals & Mining)	3.4
Shopify, Inc. Class A (IT Services)	3.1
50.5

Market Sectors (% of Fund's net assets)

Financials	26.1
Energy	18.4
Industrials	14.1
Materials	11.2
Information Technology	9.9
Consumer Staples	8.7
Consumer Discretionary	6.9
Communication Services	3.1
Health Care	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2024, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Canada Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
Quebecor, Inc.:
Class A	345,300	7,048,219
Class B (sub. vtg.)	170,500	3,528,526
TELUS Corp.	339,500	5,452,617
		16,029,362
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	274,000	10,264,178
TOTAL COMMUNICATION SERVICES		26,293,540
CONSUMER DISCRETIONARY - 6.9%
Broadline Retail - 3.1%
Dollarama, Inc.	337,000	28,112,505
Hotels, Restaurants & Leisure - 2.3%
Restaurant Brands International, Inc.	272,500	20,673,301
Specialty Retail - 0.9%
Aritzia, Inc. (a)	156,100	4,041,262
Diversified Royalty Corp. (b)	1,909,400	3,869,703
		7,910,965
Textiles, Apparel & Luxury Goods - 0.6%
Canada Goose Holdings, Inc. (a)(b)	126,476	1,427,696
Gildan Activewear, Inc.	125,307	4,343,624
		5,771,320
TOTAL CONSUMER DISCRETIONARY		62,468,091
CONSUMER STAPLES - 8.7%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(b)	322,600	595,216
Consumer Staples Distribution & Retail - 8.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	867,700	48,091,752
Metro, Inc.	365,595	18,701,340
North West Co., Inc. (b)	257,500	7,298,623
		74,091,715
Personal Care Products - 0.4%
Jamieson Wellness, Inc. (c)	186,100	3,535,042
TOTAL CONSUMER STAPLES		78,221,973
ENERGY - 18.4%
Energy Equipment & Services - 0.7%
Pason Systems, Inc.	602,800	6,852,737
Oil, Gas & Consumable Fuels - 17.7%
Cameco Corp.	252,600	11,524,938
Canadian Natural Resources Ltd.	672,998	50,998,548
Enbridge, Inc.	363,100	12,910,867
MEG Energy Corp. (a)	133,200	3,029,450
Parkland Corp.	374,600	11,540,178
PrairieSky Royalty Ltd. (b)	1,855,318	35,350,300
Suncor Energy, Inc.	904,700	34,521,404
		159,875,685
TOTAL ENERGY		166,728,422
FINANCIALS - 26.1%
Banks - 13.8%
Royal Bank of Canada	691,100	66,863,477
The Toronto-Dominion Bank (b)	974,500	57,812,382
		124,675,859
Capital Markets - 5.4%
Brookfield Asset Management Ltd. Class A	383,401	14,646,467
Brookfield Corp. (Canada) Class A	508,106	20,381,080
TMX Group Ltd.	535,900	14,189,195
		49,216,742
Insurance - 6.9%
Definity Financial Corp.	439,413	14,647,632
Intact Financial Corp.	133,425	21,930,102
Sun Life Financial, Inc.	498,200	25,437,459
		62,015,193
TOTAL FINANCIALS		235,907,794
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc. (b)	234,600	7,107,955
INDUSTRIALS - 14.1%
Commercial Services & Supplies - 2.3%
GFL Environmental, Inc.	655,600	20,920,719
Ground Transportation - 8.8%
Canadian National Railway Co. (b)	185,450	22,508,873
Canadian Pacific Kansas City Ltd. (b)	722,762	56,701,628
		79,210,501
Professional Services - 3.0%
Thomson Reuters Corp.	179,700	27,141,990
TOTAL INDUSTRIALS		127,273,210
INFORMATION TECHNOLOGY - 9.8%
IT Services - 3.1%
Shopify, Inc. Class A (a)	405,100	28,440,718
Software - 6.7%
ApplyBoard, Inc. (a)(d)(e)	1,677	98,373
ApplyBoard, Inc. (non-vtg.) (a)(d)(e)	414	24,285
Computer Modelling Group Ltd.	489,300	3,902,600
Constellation Software, Inc.	18,100	46,599,693
Constellation Software, Inc. warrants 3/31/40 (a)(e)	19,300	1
Dye & Durham Ltd.	717,900	7,655,375
Lumine Group, Inc. (a)	86,107	2,358,693
		60,639,020
TOTAL INFORMATION TECHNOLOGY		89,079,738
MATERIALS - 11.2%
Chemicals - 2.1%
Nutrien Ltd.	363,581	19,171,427
Containers & Packaging - 1.2%
CCL Industries, Inc.:
Class A	25,900	1,344,998
Class B	194,200	9,917,016
		11,262,014
Metals & Mining - 7.2%
First Quantum Minerals Ltd.	167,400	2,125,560
Franco-Nevada Corp.	253,300	30,492,047
Lundin Mining Corp. (b)	656,600	7,497,731
Triple Flag Precious Metals Corp. (b)	182,800	2,947,852
Wheaton Precious Metals Corp.	423,500	22,063,284
		65,126,474
Paper & Forest Products - 0.7%
Stella-Jones, Inc.	106,223	6,171,297
TOTAL MATERIALS		101,731,212
TOTAL COMMON STOCKS (Cost $461,320,145)		894,811,935

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(d)(e)	2,063	121,016
Series A2 (a)(d)(e)	1,615	94,736
Series A3 (a)(d)(e)	92	5,397
Series D (a)(d)(e)	4,504	264,205
Series Seed (a)(d)(e)	617	36,193
(Cost $770,130)		521,547

Convertible Bonds - 0.2%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 7.75% 3/1/30 (c) (Cost $1,466,259)	CAD	2,190,000	1,756,804

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	431,773	431,859
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	21,520,975	21,523,127
TOTAL MONEY MARKET FUNDS (Cost $21,954,986)		21,954,986

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $485,511,520)	919,045,272
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(14,029,619)
NET ASSETS - 100.0%	905,015,653

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,291,846 or 0.6% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $644,205 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688

ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290

ApplyBoard, Inc. Series A1	6/04/21	133,582

ApplyBoard, Inc. Series A2	6/04/21	104,573

ApplyBoard, Inc. Series A3	6/04/21	5,957

ApplyBoard, Inc. Series D	6/04/21	486,066

ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	373,341	21,298,408	21,239,840	10,346	(50)	-	431,859	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,380,495	717,433,078	718,290,446	139,327	-	-	21,523,127	0.1%
Total	22,753,836	738,731,486	739,530,286	149,673	(50)	-	21,954,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,293,540	26,293,540	-	-
Consumer Discretionary	62,468,091	62,468,091	-	-
Consumer Staples	78,221,973	78,221,973	-	-
Energy	166,728,422	166,728,422	-	-
Financials	235,907,794	235,907,794	-	-
Health Care	7,107,955	7,107,955	-	-
Industrials	127,273,210	127,273,210	-	-
Information Technology	89,601,285	88,957,079	-	644,206
Materials	101,731,212	101,731,212	-	-

Corporate Bonds	1,756,804	-	1,756,804	-

Money Market Funds	21,954,986	21,954,986	-	-
Total Investments in Securities:	919,045,272	916,644,262	1,756,804	644,206
Fidelity® Canada Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,727,576) - See accompanying schedule:
Unaffiliated issuers (cost $463,556,534)	$897,090,286
Fidelity Central Funds (cost $21,954,986)	21,954,986

Total Investment in Securities (cost $485,511,520)		$919,045,272
Cash		7,810
Foreign currency held at value (cost $7,697,665)		7,650,107
Receivable for investments sold		280,177
Receivable for fund shares sold		100,621
Dividends receivable		1,056,005
Interest receivable		10,809
Distributions receivable from Fidelity Central Funds		21,000
Prepaid expenses		311
Total assets		928,172,112
Liabilities
Payable for fund shares redeemed	$797,098
Accrued management fee	791,645
Distribution and service plan fees payable	10,252
Other payables and accrued expenses	37,912
Collateral on securities loaned	21,519,552
Total liabilities		23,156,459
Net Assets		$905,015,653
Net Assets consist of:
Paid in capital		$453,136,157
Total accumulated earnings (loss)		451,879,496
Net Assets		$905,015,653

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,803,687 ÷ 472,337 shares)(a)		$65.22
Maximum offering price per share (100/94.25 of $65.22)		$69.20
Class M :
Net Asset Value and redemption price per share ($6,837,140 ÷ 105,298 shares)(a)		$64.93
Maximum offering price per share (100/96.50 of $64.93)		$67.28
Class C :
Net Asset Value and offering price per share ($859,838 ÷ 13,335 shares)(a)		$64.48
Canada :
Net Asset Value, offering price and redemption price per share ($848,514,021 ÷ 12,955,277 shares)		$65.50
Class I :
Net Asset Value, offering price and redemption price per share ($12,574,978 ÷ 191,816 shares)		$65.56
Class Z :
Net Asset Value, offering price and redemption price per share ($5,425,989 ÷ 83,106 shares)		$65.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$10,869,576
Income from Fidelity Central Funds (including $139,327 from security lending)		149,673
Income before foreign taxes withheld		$11,019,249
Less foreign taxes withheld		(1,686,628)
Total income		9,332,621
Expenses
Management fee
Basic fee	$3,307,903
Performance adjustment	868,710
Transfer agent fees	509,686
Distribution and service plan fees	61,010
Accounting fees	135,482
Custodian fees and expenses	12,282
Independent trustees' fees and expenses	2,275
Registration fees	64,168
Audit	32,240
Legal	1,667
Miscellaneous	1,765
Total expenses before reductions	4,997,188
Expense reductions	(40,765)
Total expenses after reductions		4,956,423
Net Investment income (loss)		4,376,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,247,220
Fidelity Central Funds	(50)
Foreign currency transactions	(35,474)
Total net realized gain (loss)		19,211,696
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	111,898,561
Assets and liabilities in foreign currencies	(37,585)
Total change in net unrealized appreciation (depreciation)		111,860,976
Net gain (loss)		131,072,672
Net increase (decrease) in net assets resulting from operations		$135,448,870
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,376,198	$11,119,448
Net realized gain (loss)	19,211,696	20,915,338
Change in net unrealized appreciation (depreciation)	111,860,976	(17,873,688)
Net increase (decrease) in net assets resulting from operations	135,448,870	14,161,098
Distributions to shareholders	(30,159,569)	(34,966,270)

Share transactions - net increase (decrease)	(23,246,417)	(43,174,882)

Total increase (decrease) in net assets	82,042,884	(63,980,054)

Net Assets
Beginning of period	822,972,769	886,952,823
End of period	$905,015,653	$822,972,769

Financial Highlights
Fidelity Advisor® Canada Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$57.80	$59.44	$67.23	$46.01	$51.95	$49.75
Income from Investment Operations
Net investment income (loss) A,B	.22	.57	.63	.55	.61	.66
Net realized and unrealized gain (loss)	9.17	(.01) C	(5.30)	21.89	(4.38)	4.56
Total from investment operations	9.39	.56	(4.67)	22.44	(3.77)	5.22
Distributions from net investment income	(.65)	(.68)	(.61)	(.63)	(.77)	(.39)
Distributions from net realized gain	(1.31)	(1.52)	(2.51)	(.59)	(1.40)	(2.63)
Total distributions	(1.97) D	(2.20)	(3.12)	(1.22)	(2.17)	(3.02)
Net asset value, end of period	$65.22	$57.80	$59.44	$67.23	$46.01	$51.95
Total Return E,F,G	16.47%	.88%	(7.06)%	49.45%	(7.70)%	11.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.37% J	1.36%	1.20%	1.12%	1.20%	1.20%
Expenses net of fee waivers, if any	1.36 % J	1.36%	1.20%	1.12%	1.20%	1.20%
Expenses net of all reductions	1.36% J	1.35%	1.20%	1.12%	1.19%	1.19%
Net investment income (loss)	.69% J	.94%	1.00%	.92%	1.27%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$30,804	$28,548	$31,707	$33,087	$23,395	$30,598
Portfolio turnover rate K	5 % J	9%	13%	7%	11%	8% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$57.49	$59.09	$66.84	$45.74	$51.67	$49.46
Income from Investment Operations
Net investment income (loss) A,B	.14	.41	.45	.38	.47	.51
Net realized and unrealized gain (loss)	9.11	- C	(5.26)	21.78	(4.36)	4.55
Total from investment operations	9.25	.41	(4.81)	22.16	(3.89)	5.06
Distributions from net investment income	(.50)	(.49)	(.42)	(.47)	(.64)	(.22)
Distributions from net realized gain	(1.31)	(1.52)	(2.51)	(.59)	(1.40)	(2.63)
Total distributions	(1.81)	(2.01)	(2.94) D	(1.06)	(2.04)	(2.85)
Net asset value, end of period	$64.93	$57.49	$59.09	$66.84	$45.74	$51.67
Total Return E,F,G	16.30%	.62%	(7.32)%	49.04%	(7.95)%	11.02%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.62% J	1.63%	1.48%	1.40%	1.47%	1.49%
Expenses net of fee waivers, if any	1.61 % J	1.63%	1.48%	1.39%	1.47%	1.48%
Expenses net of all reductions	1.61% J	1.62%	1.48%	1.39%	1.47%	1.48%
Net investment income (loss)	.44% J	.68%	.72%	.64%	.99%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6,837	$6,255	$6,641	$7,829	$5,911	$8,589
Portfolio turnover rate K	5 % J	9%	13%	7%	11%	8% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$56.91	$58.39	$65.76	$44.96	$50.61	$48.48
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.10	.14	.08	.24	.29
Net realized and unrealized gain (loss)	9.05	- C	(5.19)	21.46	(4.31)	4.47
Total from investment operations	9.03	.10	(5.05)	21.54	(4.07)	4.76
Distributions from net investment income	(.15)	(.05)	-	(.15)	(.18)	-
Distributions from net realized gain	(1.31)	(1.52)	(2.32)	(.59)	(1.40)	(2.63)
Total distributions	(1.46)	(1.58) D	(2.32)	(.74)	(1.58)	(2.63)
Net asset value, end of period	$64.48	$56.91	$58.39	$65.76	$44.96	$50.61
Total Return E,F,G	16.03%	.10%	(7.79)%	48.31%	(8.39)%	10.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.12% J	2.14%	1.99%	1.90%	1.95%	1.92%
Expenses net of fee waivers, if any	2.11 % J	2.13%	1.98%	1.90%	1.95%	1.92%
Expenses net of all reductions	2.11% J	2.13%	1.98%	1.90%	1.95%	1.91%
Net investment income (loss)	(.06)% J	.16%	.22%	.14%	.51%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$860	$844	$1,109	$1,683	$3,151	$6,226
Portfolio turnover rate K	5 % J	9%	13%	7%	11%	8% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Canada Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$58.14	$59.79	$67.62	$46.26	$52.21	$50.02
Income from Investment Operations
Net investment income (loss) A,B	.31	.77	.83	.74	.76	.82
Net realized and unrealized gain (loss)	9.22	(.03) C	(5.33)	21.99	(4.38)	4.58
Total from investment operations	9.53	.74	(4.50)	22.73	(3.62)	5.40
Distributions from net investment income	(.86)	(.87)	(.82)	(.78)	(.92)	(.58)
Distributions from net realized gain	(1.31)	(1.52)	(2.51)	(.59)	(1.40)	(2.63)
Total distributions	(2.17)	(2.39)	(3.33)	(1.37)	(2.33) D	(3.21)
Net asset value, end of period	$65.50	$58.14	$59.79	$67.62	$46.26	$52.21
Total Return E,F	16.64%	1.18%	(6.77)%	49.91%	(7.40)%	11.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.08% I	1.05%	.89%	.80%	.88%	.88%
Expenses net of fee waivers, if any	1.07 % I	1.04%	.88%	.80%	.88%	.88%
Expenses net of all reductions	1.07% I	1.04%	.88%	.80%	.88%	.87%
Net investment income (loss)	.98% I	1.25%	1.32%	1.24%	1.58%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$848,514	$774,062	$825,488	$821,617	$612,716	$803,629
Portfolio turnover rate J	5 % I	9%	13%	7%	11%	8% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$58.19	$59.84	$67.70	$46.24	$52.11	$49.93
Income from Investment Operations
Net investment income (loss) A,B	.31	.78	.85	.78	.79	.85
Net realized and unrealized gain (loss)	9.23	(.03) C	(5.34)	22.00	(4.39)	4.55
Total from investment operations	9.54	.75	(4.49)	22.78	(3.60)	5.40
Distributions from net investment income	(.86)	(.88)	(.86)	(.73)	(.87)	(.59)
Distributions from net realized gain	(1.31)	(1.52)	(2.51)	(.59)	(1.40)	(2.63)
Total distributions	(2.17)	(2.40)	(3.37)	(1.32)	(2.27)	(3.22)
Net asset value, end of period	$65.56	$58.19	$59.84	$67.70	$46.24	$52.11
Total Return D,E	16.65%	1.20%	(6.74)%	50.02%	(7.35)%	11.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.10% H	1.03%	.86%	.74%	.81%	.84%
Expenses net of fee waivers, if any	1.09 % H	1.03%	.86%	.74%	.81%	.84%
Expenses net of all reductions	1.09% H	1.03%	.86%	.74%	.81%	.83%
Net investment income (loss)	.96% H	1.27%	1.34%	1.29%	1.65%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$12,575	$10,571	$16,165	$13,724	$8,392	$14,507
Portfolio turnover rate I	5 % H	9%	13%	7%	11%	8% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$58.01	$59.55	$67.38	$46.11	$52.07	$49.94
Income from Investment Operations
Net investment income (loss) A,B	.34	.85	.92	.82	.84	.92
Net realized and unrealized gain (loss)	9.19	(.03) C	(5.33)	21.91	(4.37)	4.53
Total from investment operations	9.53	.82	(4.41)	22.73	(3.53)	5.45
Distributions from net investment income	(.94)	(.84)	(.91)	(.87)	(1.03)	(.69)
Distributions from net realized gain	(1.31)	(1.52)	(2.51)	(.59)	(1.40)	(2.63)
Total distributions	(2.25)	(2.36)	(3.42)	(1.46)	(2.43)	(3.32)
Net asset value, end of period	$65.29	$58.01	$59.55	$67.38	$46.11	$52.07
Total Return D,E	16.70%	1.33%	(6.66)%	50.13%	(7.24)%	11.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.92%	.75%	.66%	.72%	.72%
Expenses net of fee waivers, if any	.98 % H	.91%	.75%	.66%	.72%	.72%
Expenses net of all reductions	.98% H	.91%	.75%	.66%	.72%	.71%
Net investment income (loss)	1.07% H	1.38%	1.45%	1.38%	1.74%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$5,426	$2,692	$5,843	$22,010	$15,221	$20,496
Portfolio turnover rate I	5 % H	9%	13%	7%	11%	8% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$441,906,187
Gross unrealized depreciation	(11,199,725)
Net unrealized appreciation (depreciation)	$430,706,462
Tax cost	$488,338,810

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	21,713,453	78,196,576
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
Canada	.86
Class I	.84
Class Z	.73

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Canada	.83
Class I	.84
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Canada Fund	S&P/TSX Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Canada. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .19%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	39,066	267
Class M	.25%	.25%	17,328	114
Class C	.75%	.25%	4,616	547
			61,010	928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,337
Class M	199
Class CA	62
1,598

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Canada	.1694
Class I	.1500

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	21,349.21
Class M	4,797.21
Class C	645.21
Canada	476,108.17
Class I	6,351.15
Class Z	436.04
	509,686

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Canada Fund	.0450

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Canada Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Canada Fund	1,356,932	14,079,740	4,861,103
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Canada Fund	832
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Canada Fund	15,634	-	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class A	20
Class M	93
113

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40,652.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Canada Fund
Distributions to shareholders
Class A	$956,471	$1,149,850
Class M	195,471	223,562
Class C	21,926	28,556
Canada	28,479,448	32,768,937
Class I	395,367	643,345
Class Z	110,886	152,020
Total	$30,159,569	$34,966,270
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Canada Fund
Class A
Shares sold	8,626	21,447	$556,829	$1,305,304
Reinvestment of distributions	15,002	18,742	916,003	1,102,198
Shares redeemed	(45,187)	(79,708)	(2,895,316)	(4,871,865)
Net increase (decrease)	(21,559)	(39,519)	$(1,422,484)	$(2,464,363)
Class M
Shares sold	1,231	3,145	$78,516	$189,947
Reinvestment of distributions	3,195	3,795	194,459	222,444
Shares redeemed	(7,935)	(10,510)	(510,430)	(631,738)
Net increase (decrease)	(3,509)	(3,570)	$(237,455)	$(219,347)
Class C
Shares sold	870	1,809	$54,184	$108,691
Reinvestment of distributions	362	490	21,926	28,556
Shares redeemed	(2,732)	(6,450)	(174,660)	(390,489)
Net increase (decrease)	(1,500)	(4,151)	$(98,550)	$(253,242)
Canada
Shares sold	188,612	602,311	$12,164,487	$36,851,268
Reinvestment of distributions	435,957	524,933	26,706,738	30,971,047
Shares redeemed	(982,172)	(1,620,750)	(63,379,056)	(99,399,772)
Net increase (decrease)	(357,603)	(493,506)	$(24,507,831)	$(31,577,457)
Class I
Shares sold	103,336	65,023	$6,729,042	$3,953,919
Reinvestment of distributions	6,203	10,141	380,299	598,723
Shares redeemed	(99,376)	(163,668)	(6,475,513)	(10,006,385)
Net increase (decrease)	10,163	(88,504)	$633,828	$(5,453,743)
Class Z
Shares sold	49,417	28,551	$3,213,045	$1,711,374
Reinvestment of distributions	1,551	2,264	94,654	133,088
Shares redeemed	(14,275)	(82,521)	(921,624)	(5,051,192)
Net increase (decrease)	36,693	(51,706)	$2,386,075	$(3,206,730)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® China Region Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	24.9
Tencent Holdings Ltd. (Interactive Media & Services)	10.4
Alibaba Group Holding Ltd. (Broadline Retail)	5.3
AIA Group Ltd. (Insurance)	3.4
PDD Holdings, Inc. ADR (Broadline Retail)	3.3
Meituan Class B (Hotels, Restaurants & Leisure)	3.2
China Construction Bank Corp. (H Shares) (Banks)	2.8
Zijin Mining Group Co. Ltd. (H Shares) (Metals & Mining)	2.5
Trip.com Group Ltd. (Hotels, Restaurants, Leisure)	2.1
Kweichow Moutai Co. Ltd. (A Shares) (Beverages)	2.0
59.9

Market Sectors (% of Fund's net assets)

Information Technology	32.8
Consumer Discretionary	20.7
Communication Services	14.8
Financials	12.2
Consumer Staples	4.0
Industrials	3.5
Materials	3.4
Health Care	3.2
Energy	1.3
Real Estate	1.2

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2024, 29.1% of the Fund's total assets were invested in the Semiconductors & Semiconductor Equipment industry, which accounts for more than 20% of the Hong Kong, Taiwanese and Chinese markets.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® China Region Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.9%
Entertainment - 2.7%
NetEase, Inc.	1,042,700	19,545,037
Sea Ltd. ADR (a)	117,700	7,437,463
		26,982,500
Interactive Media & Services - 11.2%
Baidu, Inc. Class A (a)	396,000	5,130,412
JOYY, Inc. ADR	77,300	2,521,526
Tencent Holdings Ltd.	2,387,700	104,779,918
		112,431,856
TOTAL COMMUNICATION SERVICES		139,414,356
CONSUMER DISCRETIONARY - 20.7%
Automobile Components - 0.8%
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	1,278,400	7,653,862
Automobiles - 1.2%
BYD Co. Ltd. (H Shares)	146,500	4,015,943
Li Auto, Inc. ADR (a)	315,500	8,291,340
		12,307,283
Broadline Retail - 8.6%
Alibaba Group Holding Ltd.	5,675,200	53,137,264
PDD Holdings, Inc. ADR (a)	261,605	32,747,714
		85,884,978
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	131,100	10,107,810
Hotels, Restaurants & Leisure - 6.2%
Galaxy Entertainment Group Ltd.	1,341,000	6,016,923
Meituan Class B (a)(b)	2,328,458	31,794,002
TravelSky Technology Ltd. (H Shares)	2,209,000	2,869,562
Trip.com Group Ltd. (a)	108,000	5,260,395
Trip.com Group Ltd. ADR (a)	338,700	16,345,662
		62,286,544
Household Durables - 1.3%
Chervon Holdings Ltd.	315,700	766,697
Haier Smart Home Co. Ltd. (A Shares)	3,037,027	12,635,002
		13,401,699
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	7,000	5,750,054
Shenzhou International Group Holdings Ltd.	1,051,400	10,334,434
		16,084,488
TOTAL CONSUMER DISCRETIONARY		207,726,664
CONSUMER STAPLES - 4.0%
Beverages - 2.4%
Kweichow Moutai Co. Ltd. (A Shares)	86,445	20,268,430
Wuliangye Yibin Co. Ltd. (A Shares)	189,460	3,918,252
		24,186,682
Food Products - 0.9%
Uni-President Enterprises Corp.	3,628,000	8,494,732
Personal Care Products - 0.7%
Proya Cosmetics Co. Ltd.:
(A Shares)	383,164	5,781,059
(A Shares)	109,100	1,646,067
		7,427,126
TOTAL CONSUMER STAPLES		40,108,540
ENERGY - 1.3%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd. (H Shares)	6,506,000	6,956,909
Oil, Gas & Consumable Fuels - 0.6%
PetroChina Co. Ltd. (H Shares)	6,816,000	6,350,750
TOTAL ENERGY		13,307,659
FINANCIALS - 12.2%
Banks - 5.8%
China Construction Bank Corp. (H Shares)	43,784,610	28,328,252
E.SUN Financial Holdings Co. Ltd.	14,361,185	12,046,280
Industrial & Commercial Bank of China Ltd. (H Shares)	32,927,000	17,656,398
		58,030,930
Capital Markets - 0.7%
Hong Kong Exchanges and Clearing Ltd.	231,200	7,346,247
Financial Services - 1.0%
Far East Horizon Ltd.	13,368,500	9,923,548
Insurance - 4.7%
AIA Group Ltd.	4,653,000	34,080,238
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,992,000	6,555,707
Ping An Insurance Group Co. of China Ltd. (H Shares)	664,500	3,011,569
Prudential PLC	368,600	3,205,843
		46,853,357
TOTAL FINANCIALS		122,154,082
HEALTH CARE - 3.1%
Biotechnology - 1.7%
Abbisko Cayman Ltd. (a)	6,601,000	2,758,312
Innovent Biologics, Inc. (a)(b)	1,040,000	5,034,603
Legend Biotech Corp. ADR (a)	116,000	5,073,840
Zai Lab Ltd. (a)(c)	615,700	989,621
Zai Lab Ltd. ADR (a)(c)	187,700	2,965,660
		16,822,036
Health Care Equipment & Supplies - 0.9%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	2,176,600	1,122,251
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	191,610	8,045,670
		9,167,921
Pharmaceuticals - 0.5%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)(c)	637,940	5,189,433
TOTAL HEALTH CARE		31,179,390
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	10,000	970,000
Air Freight & Logistics - 1.0%
ZTO Express, Inc. sponsored ADR	498,600	10,465,614
Machinery - 2.3%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	248,913	2,041,326
Sinotruk Hong Kong Ltd.	2,125,000	5,288,510
Techtronic Industries Co. Ltd.	463,500	6,405,247
Weichai Power Co. Ltd. (H Shares)	3,359,000	6,863,656
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	693,784	2,094,414
		22,693,153
Trading Companies & Distributors - 0.1%
ZKH Group Ltd. (A Shares) (h)	4,123,666	1,287,161
TOTAL INDUSTRIALS		35,415,928
INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 0.2%
Zhongji Innolight Co. Ltd. (A Shares)	79,300	1,998,921
Electronic Equipment, Instruments & Components - 1.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,254,000	10,710,752
Unimicron Technology Corp.	431,000	2,379,203
Yageo Corp.	130,000	2,475,277
		15,565,232
Semiconductors & Semiconductor Equipment - 29.0%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	411,691	8,004,678
eMemory Technology, Inc.	162,481	10,901,343
King Yuan Electronics Co. Ltd.	1,577,000	4,580,600
MediaTek, Inc.	74,000	2,227,220
Micron Technology, Inc.	104,000	11,747,840
NAURA Technology Group Co. Ltd.	83,100	3,638,933
Taiwan Semiconductor Manufacturing Co. Ltd.	10,488,000	250,675,742
		291,776,356
Technology Hardware, Storage & Peripherals - 0.4%
Wistron Corp.	659,000	2,252,444
Wiwynn Corp.	26,000	1,846,327
		4,098,771
TOTAL INFORMATION TECHNOLOGY		313,439,280
MATERIALS - 3.4%
Chemicals - 0.1%
Weihai Guangwei Composites Co. Ltd. (A Shares)	169,692	608,465
Containers & Packaging - 0.8%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	2,206,071	8,131,724
Metals & Mining - 2.5%
Zijin Mining Group Co. Ltd. (H Shares)	11,700,000	25,523,216
TOTAL MATERIALS		34,263,405
REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
China Resources Mixc Lifestyle Services Ltd. (b)	1,671,600	5,883,638
KE Holdings, Inc. ADR	409,670	6,194,210
		12,077,848
TOTAL COMMON STOCKS (Cost $718,410,996)		949,087,152

Preferred Stocks - 2.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.9%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	8,931,173

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	1,356,790

TOTAL CONVERTIBLE PREFERRED STOCKS		10,287,963
Nonconvertible Preferred Stocks - 1.6%
INFORMATION TECHNOLOGY - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co. Ltd.	329,190	15,327,222

TOTAL PREFERRED STOCKS (Cost $22,699,736)		25,615,185

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	29,899,090	29,905,070
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	6,458,449	6,459,095
TOTAL MONEY MARKET FUNDS (Cost $36,364,165)		36,364,165

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $777,474,897)	1,011,066,502
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,552,572)
NET ASSETS - 100.0%	1,004,513,930

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,677,789 or 5.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,257,963 or 1.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,287,161 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863

Space Exploration Technologies Corp. Class A	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,693,950	126,151,574	109,940,379	647,614	(75)	-	29,905,070	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,127,633	23,115,242	22,783,780	13,596	-	-	6,459,095	0.0%
Total	19,821,583	149,266,816	132,724,159	661,210	(75)	-	36,364,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	148,345,529	9,958,989	129,455,367	8,931,173
Consumer Discretionary	207,726,664	67,492,526	140,234,138	-
Consumer Staples	40,108,540	-	40,108,540	-
Energy	13,307,659	-	13,307,659	-
Financials	122,154,082	-	122,154,082	-
Health Care	32,536,180	8,039,500	23,139,890	1,356,790
Industrials	35,415,928	10,465,614	23,980,314	970,000
Information Technology	328,766,502	11,747,840	317,018,662	-
Materials	34,263,405	-	34,263,405	-
Real Estate	12,077,848	6,194,210	5,883,638	-

Money Market Funds	36,364,165	36,364,165	-	-
Total Investments in Securities:	1,011,066,502	150,262,844	849,545,695	11,257,963

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$12,643,995
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(227,435)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,158,597)
Ending Balance	$11,257,963
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$(227,435)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® China Region Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,151,460) - See accompanying schedule:
Unaffiliated issuers (cost $741,110,732)	$974,702,337
Fidelity Central Funds (cost $36,364,165)	36,364,165

Total Investment in Securities (cost $777,474,897)		$1,011,066,502
Foreign currency held at value (cost $11,539)		11,173
Receivable for investments sold		5,584,436
Receivable for fund shares sold		636,047
Dividends receivable		204,036
Distributions receivable from Fidelity Central Funds		151,276
Prepaid expenses		356
Other receivables		16,883
Total assets		1,017,670,709
Liabilities
Payable for investments purchased	$5,417,114
Payable for fund shares redeemed	397,317
Accrued management fee	706,483
Distribution and service plan fees payable	10,839
Other payables and accrued expenses	165,931
Collateral on securities loaned	6,459,095
Total liabilities		13,156,779
Net Assets		$1,004,513,930
Net Assets consist of:
Paid in capital		$1,018,218,749
Total accumulated earnings (loss)		(13,704,819)
Net Assets		$1,004,513,930

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,931,695 ÷ 646,230 shares)(a)		$33.94
Maximum offering price per share (100/94.25 of $33.94)		$36.01
Class M :
Net Asset Value and redemption price per share ($6,813,480 ÷ 202,282 shares)(a)		$33.68
Maximum offering price per share (100/96.50 of $33.68)		$34.90
Class C :
Net Asset Value and offering price per share ($4,216,205 ÷ 130,305 shares)(a)		$32.36
China Region :
Net Asset Value, offering price and redemption price per share ($831,436,933 ÷ 24,168,102 shares)		$34.40
Class I :
Net Asset Value, offering price and redemption price per share ($17,794,428 ÷ 521,141 shares)		$34.15
Class Z :
Net Asset Value, offering price and redemption price per share ($122,321,189 ÷ 3,584,653 shares)		$34.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$4,880,628
Non-Cash dividends		276,815
Interest		2,028
Income from Fidelity Central Funds (including $13,596 from security lending)		661,210
Income before foreign taxes withheld		$5,820,681
Less foreign taxes withheld		(580,905)
Total income		5,239,776
Expenses
Management fee	$3,436,485
Transfer agent fees	536,196
Distribution and service plan fees	65,637
Accounting fees	134,897
Custodian fees and expenses	89,924
Independent trustees' fees and expenses	2,353
Registration fees	71,150
Audit	46,317
Legal	1,191
Miscellaneous	1,926
Total expenses before reductions	4,386,076
Expense reductions	(41,818)
Total expenses after reductions		4,344,258
Net Investment income (loss)		895,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,450,114)
Fidelity Central Funds	(75)
Foreign currency transactions	(95,202)
Total net realized gain (loss)		(43,545,391)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	156,376,965
Assets and liabilities in foreign currencies	(3,102)
Total change in net unrealized appreciation (depreciation)		156,373,863
Net gain (loss)		112,828,472
Net increase (decrease) in net assets resulting from operations		$113,723,990
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$895,518	$9,856,644
Net realized gain (loss)	(43,545,391)	(42,325,277)
Change in net unrealized appreciation (depreciation)	156,373,863	222,995,954
Net increase (decrease) in net assets resulting from operations	113,723,990	190,527,321
Distributions to shareholders	(17,558,581)	(10,463,693)

Share transactions - net increase (decrease)	13,389,978	(76,688,681)

Total increase (decrease) in net assets	109,555,387	103,374,947

Net Assets
Beginning of period	894,958,543	791,583,596
End of period	$1,004,513,930	$894,958,543

Financial Highlights
Fidelity Advisor® China Region Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.63	$24.85	$50.32	$50.90	$35.86	$28.73
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.22	.14	.06	.08	.15
Net realized and unrealized gain (loss)	3.82	5.75 C	(20.99)	1.95	15.11	7.10
Total from investment operations	3.81	5.97	(20.85)	2.01	15.19	7.25
Distributions from net investment income	(.50)	(.19)	-	(.44)	(.15)	(.12)
Distributions from net realized gain	-	-	(4.62)	(2.16)	-	-
Total distributions	(.50)	(.19)	(4.62)	(2.59) D	(.15)	(.12)
Net asset value, end of period	$33.94	$30.63	$24.85	$50.32	$50.90	$35.86
Total Return E,F,G	12.55%	23.98% C	(45.20)%	3.65%	42.52%	25.30%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.20% J	1.25%	1.23%	1.21%	1.24%	1.27%
Expenses net of fee waivers, if any	1.19 % J	1.25%	1.22%	1.21%	1.24%	1.26%
Expenses net of all reductions	1.19% J	1.25%	1.22%	1.21%	1.22%	1.26%
Net investment income (loss)	(.07)% J	.66%	.38%	.11%	.18%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$21,932	$21,354	$19,362	$45,301	$39,303	$29,963
Portfolio turnover rate K	20 % J	24%	20%	60%	60%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 23.96%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.34	$24.61	$50.02	$50.64	$35.66	$28.55
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.13	.03	(.10)	(.05)	.04
Net realized and unrealized gain (loss)	3.79	5.69 C	(20.82)	1.96	15.04	7.07
Total from investment operations	3.74	5.82	(20.79)	1.86	14.99	7.11
Distributions from net investment income	(.40)	(.09)	-	(.32)	(.01)	-
Distributions from net realized gain	-	-	(4.62)	(2.16)	-	-
Total distributions	(.40)	(.09)	(4.62)	(2.48)	(.01)	-
Net asset value, end of period	$33.68	$30.34	$24.61	$50.02	$50.64	$35.66
Total Return D,E,F	12.43%	23.64% C	(45.37)%	3.36%	42.04%	24.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.46% I	1.52%	1.53%	1.50%	1.56%	1.59%
Expenses net of fee waivers, if any	1.45 % I	1.52%	1.53%	1.50%	1.56%	1.59%
Expenses net of all reductions	1.45% I	1.51%	1.53%	1.50%	1.53%	1.58%
Net investment income (loss)	(.33)% I	.40%	.08%	(.18)%	(.13)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$6,813	$6,610	$5,803	$12,623	$12,028	$9,251
Portfolio turnover rate J	20 % I	24%	20%	60%	60%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 23.62%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.03	$23.59	$48.34	$49.10	$34.71	$27.90
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.02)	(.13)	(.35)	(.22)	(.09)
Net realized and unrealized gain (loss)	3.65	5.46 C	(20.00)	1.92	14.61	6.90
Total from investment operations	3.52	5.44	(20.13)	1.57	14.39	6.81
Distributions from net investment income	(.19)	-	-	(.17)	-	-
Distributions from net realized gain	-	-	(4.62)	(2.16)	-	-
Total distributions	(.19)	-	(4.62)	(2.33)	-	-
Net asset value, end of period	$32.36	$29.03	$23.59	$48.34	$49.10	$34.71
Total Return D,E,F	12.17%	23.06% C	(45.60)%	2.89%	41.46%	24.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.96% I	1.97%	1.96%	1.96%	1.98%	2.00%
Expenses net of fee waivers, if any	1.95 % I	1.96%	1.96%	1.96%	1.98%	2.00%
Expenses net of all reductions	1.95% I	1.96%	1.96%	1.96%	1.96%	1.99%
Net investment income (loss)	(.83)% I	(.05)%	(.36)%	(.65)%	(.55)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,216	$4,834	$5,784	$13,168	$11,308	$9,437
Portfolio turnover rate J	20 % I	24%	20%	60%	60%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 23.04%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® China Region Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.11	$25.28	$51.03	$51.53	$36.30	$29.11
Income from Investment Operations
Net investment income (loss) A,B	.03	.32	.25	.23	.21	.25
Net realized and unrealized gain (loss)	3.88	5.85 C	(21.32)	1.97	15.28	7.19
Total from investment operations	3.91	6.17	(21.07)	2.20	15.49	7.44
Distributions from net investment income	(.62)	(.34)	(.06)	(.54)	(.26)	(.25)
Distributions from net realized gain	-	-	(4.62)	(2.16)	-	-
Total distributions	(.62)	(.34)	(4.68)	(2.70)	(.26)	(.25)
Net asset value, end of period	$34.40	$31.11	$25.28	$51.03	$51.53	$36.30
Total Return D,E	12.70%	24.34% C	(45.04)%	3.97%	42.95%	25.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94% H	.95%	.94%	.91%	.93%	.95%
Expenses net of fee waivers, if any	.93 % H	.95%	.93%	.91%	.93%	.95%
Expenses net of all reductions	.93% H	.95%	.93%	.91%	.91%	.95%
Net investment income (loss)	.20% H	.96%	.67%	.41%	.49%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$831,437	$809,283	$736,185	$1,609,326	$1,518,404	$1,093,827
Portfolio turnover rate I	20 % H	24%	20%	60%	60%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 24.32%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.87	$25.07	$50.63	$51.16	$36.05	$28.90
Income from Investment Operations
Net investment income (loss) A,B	.03	.32	.25	.22	.20	.25
Net realized and unrealized gain (loss)	3.85	5.82 C	(21.15)	1.96	15.17	7.13
Total from investment operations	3.88	6.14	(20.90)	2.18	15.37	7.38
Distributions from net investment income	(.60)	(.34)	(.04)	(.55)	(.26)	(.23)
Distributions from net realized gain	-	-	(4.62)	(2.16)	-	-
Total distributions	(.60)	(.34)	(4.66)	(2.71)	(.26)	(.23)
Net asset value, end of period	$34.15	$30.87	$25.07	$50.63	$51.16	$36.05
Total Return D,E	12.72%	24.40% C	(45.05)%	3.96%	42.91%	25.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.94%	.93%	.93%	.95%	.97%
Expenses net of fee waivers, if any	.92 % H	.93%	.93%	.93%	.95%	.96%
Expenses net of all reductions	.92% H	.93%	.93%	.93%	.93%	.96%
Net investment income (loss)	.20% H	.98%	.68%	.39%	.48%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$17,794	$26,683	$20,509	$68,464	$47,688	$27,410
Portfolio turnover rate I	20 % H	24%	20%	60%	60%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 24.38%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.90	$25.02	$50.57	$51.07	$36.00	$28.91
Income from Investment Operations
Net investment income (loss) A,B	.03	.36	.30	.29	.26	.30
Net realized and unrealized gain (loss)	3.87	5.80 C	(21.10)	1.95	15.14	7.11
Total from investment operations	3.90	6.16	(20.80)	2.24	15.40	7.41
Distributions from net investment income	(.68)	(.28)	(.12)	(.59)	(.33)	(.32)
Distributions from net realized gain	-	-	(4.62)	(2.16)	-	-
Total distributions	(.68)	(.28)	(4.75) D	(2.74) D	(.33)	(.32)
Net asset value, end of period	$34.12	$30.90	$25.02	$50.57	$51.07	$36.00
Total Return E,F	12.78%	24.55% C	(44.97)%	4.09%	43.13%	25.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.81%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.91 % I	.80%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.91% I	.80%	.80%	.80%	.79%	.81%
Net investment income (loss)	.21% I	1.11%	.81%	.52%	.61%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$122,321	$26,195	$3,940	$71,573	$71,121	$46,861
Portfolio turnover rate J	20 % I	24%	20%	60%	60%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 24.53%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$11,257,963	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 2.8 / 2.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	16.9	Increase
		Black scholes	Discount rate	4.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$325,122,023
Gross unrealized depreciation	(102,148,376)
Net unrealized appreciation (depreciation)	$222,973,647
Tax cost	$788,092,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(114,807,939)
Long-term	(64,025,365)
Total capital loss carryforward	$(178,833,304)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	89,423,228	108,827,578
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
China Region	.87
Class I	.86
Class Z	.73

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
China Region	.87
Class I	.86
Class Z	.73

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	26,521	1,534
Class M	.25%	.25%	16,552	98
Class C	.75%	.25%	22,564	3,781
			65,637	5,413

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,133
Class M	364
Class CA	18
2,515

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
China Region	.1844
Class I	.1762

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	14,731.21
Class M	4,603.21
Class C	3,147.20
China Region	493,408.18
Class I	13,524.17
Class Z	6,783.04
	536,196

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity China Region Fund	.0445

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity China Region Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity China Region Fund	384

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity China Region Fund	834,352	5,145,063	(9,224,545)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity China Region Fund	857
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity China Region Fund	1,459	-	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,118. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class A	29
Class M	69
Class C	2
100

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40,600.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity China Region Fund
Distributions to shareholders
Class A	$338,330	$147,676
Class M	85,978	22,086
Class C	30,918	-
China Region	15,840,360	9,963,708
Class I	463,654	287,558
Class Z	799,341	42,665
Total	$17,558,581	$10,463,693
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity China Region Fund
Class A
Shares sold	63,769	213,022	$2,067,177	$7,300,449
Reinvestment of distributions	10,187	4,346	321,753	141,383
Shares redeemed	(124,967)	(299,344)	(3,983,365)	(9,796,907)
Net increase (decrease)	(51,011)	(81,976)	$(1,594,435)	$(2,355,075)
Class M
Shares sold	4,749	55,083	$150,967	$1,982,190
Reinvestment of distributions	2,728	682	85,562	22,023
Shares redeemed	(23,036)	(73,707)	(721,282)	(2,410,361)
Net increase (decrease)	(15,559)	(17,942)	$(484,753)	$(406,148)
Class C
Shares sold	9,316	85,870	$283,133	$2,816,391
Reinvestment of distributions	934	-	28,179	-
Shares redeemed	(46,425)	(164,625)	(1,398,888)	(5,078,761)
Net increase (decrease)	(36,175)	(78,755)	$(1,087,576)	$(2,262,370)
China Region
Shares sold	1,996,257	4,425,610	$64,222,922	$152,711,723
Reinvestment of distributions	464,822	285,364	14,864,692	9,405,600
Shares redeemed	(4,307,623)	(7,820,514)	(137,805,126)	(259,958,996)
Net increase (decrease)	(1,846,544)	(3,109,540)	$(58,717,512)	$(97,841,673)
Class I
Shares sold	104,702	909,474	$3,299,980	$31,717,017
Reinvestment of distributions	12,678	7,396	402,398	241,861
Shares redeemed	(460,726)	(870,332)	(14,608,796)	(29,080,141)
Net increase (decrease)	(343,346)	46,538	$(10,906,418)	$2,878,737
Class Z
Shares sold	2,869,479	915,990	$90,421,737	$30,707,964
Reinvestment of distributions	24,293	1,256	770,360	41,047
Shares redeemed	(156,857)	(226,966)	(5,011,425)	(7,451,163)
Net increase (decrease)	2,736,915	690,280	$86,180,672	$23,297,848
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity China Region Fund	12%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Emerging Asia Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	11.1
Sea Ltd. ADR (Singapore, Entertainment)	5.5
PDD Holdings, Inc. ADR (China, Broadline Retail)	5.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.2
MakeMyTrip Ltd. (India, Hotels, Restaurants & Leisure)	4.3
Zomato Ltd. (India, Hotels, Restaurants & Leisure)	3.6
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	2.6
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (China, Semiconductors & Semiconductor Equipment)	2.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.0
Meituan Class B (China, Hotels, Restaurants & Leisure)	2.0
43.2

Market Sectors (% of Fund's net assets)

Information Technology	33.3
Consumer Discretionary	23.7
Communication Services	10.7
Health Care	10.7
Financials	9.8
Industrials	7.8
Energy	2.0
Materials	0.9
Consumer Staples	0.8
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Asia Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
China - 35.3%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	967,600	18,813,447
AK Medical Holdings Ltd. (a)	7,232,119	5,402,747
Akeso, Inc. (a)(b)	448,694	2,745,613
Alibaba Group Holding Ltd.	1,958,816	18,340,521
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	137,300	1,562,275
(H Shares) (a)	208,200	1,693,639
Baidu, Inc. Class A (b)	96,964	1,256,225
Beijing Chunlizhengda Medical Instruments Co. Ltd. (b)	653,700	2,022,132
Beijing Sinohytec Co. Ltd. (A Shares)	463,132	2,288,800
Empyrean Technology Co. Ltd. (A Shares)	184,500	1,989,509
Estun Automation Co. Ltd. (A Shares)	2,521,600	5,585,435
Glodon Co. Ltd. (A Shares)	4,989,840	7,760,670
GRG Metrology & Test Co. Ltd. (A Shares)	989,290	1,993,280
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	411,432	2,173,785
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	341,497	2,773,803
Innovent Biologics, Inc. (a)(b)	882,759	4,273,405
Joinn Laboratories China Co. Ltd. (A Shares)	710,760	1,601,736
Kangji Medical Holdings Ltd.	1,511,945	1,391,188
Kanzhun Ltd. ADR	158,376	3,134,261
KE Holdings, Inc. ADR	221,395	3,347,492
Kindstar Globalgene Technology, Inc. (a)(b)	6,299,186	1,255,721
Kingsemi Co. Ltd. (A Shares)	269,900	3,326,208
Kuaishou Technology Class B (a)(b)	706,100	4,950,262
Li Auto, Inc. ADR (b)	399,986	10,511,632
Li Ning Co. Ltd.	2,478,964	6,489,603
Maxscend Microelectronics Co. Ltd. (A Shares)	136,500	1,700,783
Meituan Class B (a)(b)	1,348,382	18,411,524
Microport Cardioflow Medtech Corp. (a)(b)(c)	9,649,252	1,285,079
MicroPort NeuroTech Ltd. (b)(c)	545,000	643,961
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	1,296,269	668,354
NAURA Technology Group Co. Ltd.	364,197	15,948,117
NXP Semiconductors NV	37,506	9,608,662
PDD Holdings, Inc. ADR (b)	389,572	48,766,623
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,901,036	8,615,653
RLX Technology, Inc. ADR (c)	702,778	1,363,389
SG Micro Corp. (A Shares)	88,340	933,032
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares) (b)	1,513,400	5,322,776
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares) (b)	399,900	2,942,483
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares) (b)	87,700	2,251,726
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	315,689	13,255,724
Silergy Corp.	195,000	2,585,215
SITC International Holdings Co. Ltd. (c)	1,473,720	3,195,902
Smoore International Holdings Ltd. (a)(c)	2,003,966	1,745,285
SonoScape Medical Corp. (b)	408,300	2,325,254
Tencent Holdings Ltd.	390,302	17,127,701
Tofflon Science & Technology Group Co. Ltd. (A Shares) (b)	2,400,800	4,948,699
Trip.com Group Ltd. (b)	100,634	4,901,616
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	2,490,882	1,431,604
Weihai Guangwei Composites Co. Ltd. (A Shares)	802,936	2,879,089
WuXi AppTec Co. Ltd. (H Shares) (a)	1,151,865	5,184,648
Wuxi Biologics (Cayman), Inc. (a)(b)	1,169,344	2,025,698
WuXi XDC Cayman, Inc.	5,996,343	16,704,003
Zai Lab Ltd. ADR (b)(c)	93,266	1,473,603
ZKH Group Ltd. (A Shares) (i)	11,329,413	3,536,363
Zylox-Tonbridge Medical Technology Co. Ltd. (a)(b)	1,144,681	1,523,524
TOTAL CHINA		319,989,479
Hong Kong - 2.2%
AIA Group Ltd.	1,428,287	10,461,285
Hong Kong Exchanges and Clearing Ltd.	237,017	7,531,079
Huanxi Media Group Ltd. (b)	19,829,015	1,435,469
TOTAL HONG KONG		19,427,833
India - 23.4%
Amber Enterprises India Ltd. (b)	46,438	2,131,637
Aster DM Healthcare Ltd. (a)	409,762	1,702,475
Bajaj Finance Ltd.	56,939	4,721,872
Bharat Electronics Ltd.	1,246,444	3,484,531
Computer Age Management Services Private Ltd.	299,371	11,471,090
Delhivery Private Ltd. (b)	2,456,003	13,199,887
Devyani International Ltd. (b)	987,424	1,961,346
Eicher Motors Ltd.	73,028	4,019,313
GMR Airports Infrastructure Ltd. (b)	3,240,313	3,294,750
HDFC Asset Management Co. Ltd. (a)	205,108	9,559,202
HDFC Bank Ltd.	975,225	17,705,625
HDFC Standard Life Insurance Co. Ltd. (a)	712,574	4,972,386
Hindustan Aeronautics Ltd.	224,176	10,576,216
INOX India Ltd.	164,104	2,636,578
Kotak Mahindra Bank Ltd.	112,303	2,182,032
Larsen & Toubro Ltd.	82,388	3,540,517
MakeMyTrip Ltd. (b)	594,860	39,385,681
Page Industries Ltd.	3,821	1,590,170
Reliance Industries Ltd.	528,571	18,549,818
Sapphire Foods India Ltd. (b)	180,394	3,072,866
SIS Ltd. (b)	499,100	2,791,246
SRF Ltd.	71,055	2,225,074
Syngene International Ltd. (a)	242,905	2,002,313
Tata Motors Ltd.	656,683	7,916,727
Ultratech Cement Ltd.	32,112	3,828,730
Vijaya Diagnostic Centre Pvt Ltd.	147,857	1,237,702
Zomato Ltd. (b)	14,100,739	32,534,225
TOTAL INDIA		212,294,009
Indonesia - 1.3%
PT Bank Central Asia Tbk	12,105,072	7,278,593
PT Bank Rakyat Indonesia (Persero) Tbk	15,015,984	4,545,392
TOTAL INDONESIA		11,823,985
Japan - 1.6%
Freee KK (b)	198,341	3,471,572
Money Forward, Inc. (b)	179,212	6,240,407
Renesas Electronics Corp.	290,520	4,716,811
TOTAL JAPAN		14,428,790
Korea (South) - 11.7%
Delivery Hero AG (a)(b)	292,551	8,184,857
Gabia, Inc.	128,155	1,640,752
HD Hyundai Marine Solution Co. Ltd. (e)	2,200	132,383
Kakao Corp.	89,222	3,089,905
Kakao Pay Corp. (b)	135,884	3,414,890
Kia Corp.	93,676	7,914,258
LG Energy Solution (b)	3,400	943,296
NAVER Corp.	74,331	9,776,779
Samsung Electronics Co. Ltd.	856,980	47,503,280
SK Hynix, Inc.	188,312	23,173,715
TOTAL KOREA (SOUTH)		105,774,115
Netherlands - 1.0%
ASML Holding NV (Netherlands)	10,068	8,947,003
Russia - 0.2%
Yandex NV Series A (b)(c)(d)	153,300	1,778,280
Singapore - 6.3%
Oversea-Chinese Banking Corp. Ltd.	381,871	3,964,422
Sea Ltd. ADR (b)	790,242	49,935,392
United Overseas Bank Ltd.	136,726	3,034,060
TOTAL SINGAPORE		56,933,874
Switzerland - 0.4%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)(b)	179,025	1,401,887
ZWSOFT Co. Ltd. Guangzhou (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (a)(b)	202,088	2,303,686
TOTAL SWITZERLAND		3,705,573
Taiwan - 12.1%
MediaTek, Inc.	110,000	3,310,733
Taiwan Semiconductor Manufacturing Co. Ltd.	3,549,892	84,846,666
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	118,053	16,213,399
Unimicron Technology Corp.	1,023,000	5,647,158
TOTAL TAIWAN		110,017,956
United Kingdom - 0.2%
Endava PLC ADR (b)	74,056	2,147,624
United States of America - 2.7%
Frontage Holdings Corp. (a)(b)(c)	12,243,436	1,916,933
Micron Technology, Inc.	65,649	7,415,711
NVIDIA Corp.	6,922	5,980,746
ON Semiconductor Corp. (b)	68,637	4,815,572
Space Exploration Technologies Corp. Class A (b)(d)(f)	11,000	1,067,000
Teradyne, Inc.	30,254	3,519,145
TOTAL UNITED STATES OF AMERICA		24,715,107
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	2,672,249
TOTAL COMMON STOCKS (Cost $741,057,661)		894,655,877

Preferred Stocks - 1.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
China - 0.7%
ByteDance Ltd. Series E1 (b)(d)(f)	23,366	5,385,162
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(f)	128,423	633,125
		6,018,287
Nonconvertible Preferred Stocks - 0.7%
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	145,844	6,790,557
TOTAL PREFERRED STOCKS (Cost $9,290,656)		12,808,844

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h) (Cost $10,167,246)	10,166,230	10,167,247

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $760,515,563)	917,631,968
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(10,788,830)
NET ASSETS - 100.0%	906,843,138

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,640,842 or 9.3% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,085,287 or 0.8% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $3,536,363 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011

Space Exploration Technologies Corp. Class A	2/16/21	461,989

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,975,185	165,315,810	174,291,022	237,999	27	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,834,536	76,005,623	82,672,912	154,886	-	-	10,167,247	0.0%
Total	25,809,721	241,321,433	256,963,934	392,885	27	-	10,167,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	97,869,436	53,069,653	37,636,341	7,163,442
Consumer Discretionary	216,132,599	98,663,936	117,468,663	-
Consumer Staples	7,182,810	1,363,389	5,819,421	-
Energy	18,549,818	-	18,549,818	-
Financials	87,986,491	-	87,986,491	-
Health Care	96,375,728	1,473,603	92,837,396	2,064,729
Industrials	69,737,274	-	68,670,274	1,067,000
Information Technology	301,350,180	58,647,862	242,702,318	-
Materials	8,932,893	-	8,932,893	-
Real Estate	3,347,492	3,347,492	-	-

Money Market Funds	10,167,247	10,167,247	-	-
Total Investments in Securities:	917,631,968	226,733,182	680,603,615	10,295,171

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$11,961,089
Net Realized Gain (Loss) on Investment Securities	(474)
Net Unrealized Gain (Loss) on Investment Securities	104,850
Cost of Purchases	-
Proceeds of Sales	(121)
Amortization/Accretion	-
Transfers into Level 3	1,412,971
Transfers out of Level 3	(3,183,144)
Ending Balance	$10,295,171
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$104,850

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Emerging Asia Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,981,000) - See accompanying schedule:
Unaffiliated issuers (cost $750,348,317)	$907,464,721
Fidelity Central Funds (cost $10,167,246)	10,167,247

Total Investment in Securities (cost $760,515,563)		$917,631,968
Foreign currency held at value (cost $175,373)		175,372
Receivable for investments sold		15,173,838
Receivable for fund shares sold		174,680
Dividends receivable		924,295
Distributions receivable from Fidelity Central Funds		47,578
Prepaid expenses		335
Other receivables		584,166
Total assets		934,712,232
Liabilities
Payable to custodian bank	$588,206
Payable for investments purchased
Regular delivery	8,324,532
Delayed delivery	133,707
Payable for fund shares redeemed	581,979
Accrued management fee	441,404
Deferred taxes	7,423,154
Other payables and accrued expenses	207,636
Collateral on securities loaned	10,168,476
Total liabilities		27,869,094
Net Assets		$906,843,138
Net Assets consist of:
Paid in capital		$1,063,624,344
Total accumulated earnings (loss)		(156,781,206)
Net Assets		$906,843,138
Net Asset Value, offering price and redemption price per share ($906,843,138 ÷ 21,611,101 shares)		$41.96
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$4,623,078
Interest		549
Income from Fidelity Central Funds (including $154,886 from security lending)		392,885
Income before foreign taxes withheld		$5,016,512
Less foreign taxes withheld		(755,783)
Total income		4,260,729
Expenses
Management fee
Basic fee	$3,344,805
Performance adjustment	(1,419,063)
Transfer agent fees	574,617
Accounting fees	135,028
Custodian fees and expenses	117,839
Independent trustees' fees and expenses	2,313
Registration fees	18,545
Audit	56,739
Legal	1,194
Interest	11,047
Miscellaneous	1,844
Total expenses before reductions	2,844,908
Expense reductions	(40,557)
Total expenses after reductions		2,804,351
Net Investment income (loss)		1,456,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,878,958)	2,209,014
Fidelity Central Funds	27
Foreign currency transactions	(32,804)
Total net realized gain (loss)		2,176,237
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,867,172)	135,258,424
Assets and liabilities in foreign currencies	236,656
Total change in net unrealized appreciation (depreciation)		135,495,080
Net gain (loss)		137,671,317
Net increase (decrease) in net assets resulting from operations		$139,127,695
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,456,378	$1,271,379
Net realized gain (loss)	2,176,237	(172,657,476)
Change in net unrealized appreciation (depreciation)	135,495,080	329,221,567
Net increase (decrease) in net assets resulting from operations	139,127,695	157,835,470
Distributions to shareholders	(712,522)	-

Share transactions
Proceeds from sales of shares	21,232,149	89,917,598
Reinvestment of distributions	649,603	-
Cost of shares redeemed	(121,107,263)	(203,626,450)

Net increase (decrease) in net assets resulting from share transactions	(99,225,511)	(113,708,852)
Total increase (decrease) in net assets	39,189,662	44,126,618

Net Assets
Beginning of period	867,653,476	823,526,858
End of period	$906,843,138	$867,653,476

Other Information
Shares
Sold	531,031	2,379,648
Issued in reinvestment of distributions	16,661	-
Redeemed	(3,059,436)	(5,497,734)
Net increase (decrease)	(2,511,744)	(3,118,086)

Financial Highlights
Fidelity® Emerging Asia Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.97	$30.23	$64.66	$63.60	$45.03	$36.69
Income from Investment Operations
Net investment income (loss) A,B	.06	.05	(.22)	(.31) C	(.12)	.34
Net realized and unrealized gain (loss)	5.96	5.69	(26.97)	11.00	21.49	9.27
Total from investment operations	6.02	5.74	(27.19)	10.69	21.37	9.61
Distributions from net investment income	(.03)	-	(.09)	-	(.29) D	(.39)
Distributions from net realized gain	-	-	(7.15)	(9.63)	(2.51) D	(.88)
Total distributions	(.03)	-	(7.24)	(9.63)	(2.80)	(1.27)
Net asset value, end of period	$41.96	$35.97	$30.23	$64.66	$63.60	$45.03
Total Return E,F	16.74%	18.99%	(46.77)%	17.02%	50.46%	26.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.87%	1.18%	1.02%	1.13%	1.11%
Expenses net of fee waivers, if any	.62 % I	.87%	1.17%	1.02%	1.13%	1.11%
Expenses net of all reductions	.62% I	.87%	1.17%	1.02%	1.10%	1.11%
Net investment income (loss)	.32% I	.13%	(.51)%	(.45)% C	(.24)%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$906,843	$867,653	$823,527	$2,000,120	$1,578,782	$993,620
Portfolio turnover rate J	67 % I	50%	44%	85%	114%	61% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.54)%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$10,295,171	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 2.8 / 2.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	16.9	Increase
		Market approach	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$309,196,811
Gross unrealized depreciation	(158,379,947)
Net unrealized appreciation (depreciation)	$150,816,864
Tax cost	$766,815,104

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(114,943,944)
Long-term	(193,012,031)
Total capital loss carryforward	$(307,955,975)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	300,718,857	392,107,060
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Emerging Asia Fund	.87

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Emerging Asia Fund	.87

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Emerging Asia Fund	MSCI All Country Asia ex Japan Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.31)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1908%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Emerging Asia Fund	.0447

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Asia Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Asia Fund	1,340

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Asia Fund	Borrower	10,203,286	5.57%	11,047

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Emerging Asia Fund	7,057,099	22,003,037	952,921
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Emerging Asia Fund	836
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Asia Fund	16,820	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $40,536.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Emerging Markets Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	10.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	5.5
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	4.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.7
PT Bank Central Asia Tbk (Indonesia, Banks)	2.9
PDD Holdings, Inc. ADR (China, Broadline Retail)	2.8
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.8
HDFC Bank Ltd. (India, Banks)	2.4
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	2.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.0
40.5

Market Sectors (% of Fund's net assets)

Information Technology	28.7
Financials	18.1
Consumer Discretionary	11.7
Communication Services	9.2
Industrials	7.6
Consumer Staples	7.6
Energy	6.6
Health Care	5.5
Utilities	2.5
Materials	2.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Brazil - 7.1%
Atacadao SA	18,335,800	39,442,839
Equatorial Energia SA	10,634,100	62,646,289
Localiza Rent a Car SA	7,340,413	69,310,259
MercadoLibre, Inc. (a)	34,400	50,179,280
Nu Holdings Ltd. (a)	12,374,900	134,391,414
Raia Drogasil SA	15,093,300	74,353,236
Totvs SA	11,158,200	59,179,761
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,665,484	25,557,831
Weg SA	7,498,400	57,112,375
XP, Inc. Class A	2,576,500	52,740,955
TOTAL BRAZIL		624,914,239
Canada - 1.0%
Cameco Corp.	1,897,100	86,555,661
China - 22.1%
Aier Eye Hospital Group Co. Ltd. (A Shares)	23,205,354	41,215,800
Airtac International Group	2,316,000	81,854,163
Alibaba Group Holding Ltd.	17,460,732	163,485,961
Bank of Chengdu Co. Ltd. (A Shares)	17,931,644	36,584,161
Chervon Holdings Ltd. (b)	9,903,337	24,050,869
Kweichow Moutai Co. Ltd. (A Shares)	821,215	192,547,153
Meituan Class B (a)(c)	12,301,310	167,968,621
NetEase, Inc. ADR	946,000	88,422,620
PDD Holdings, Inc. ADR (a)	1,977,300	247,518,414
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	8,804,849	23,528,925
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	3,914,325	164,361,805
Sieyuan Electric Co. Ltd. (A Shares)	10,419,507	93,492,555
Sinopharm Group Co. Ltd. (H Shares)	21,850,899	55,181,433
Tencent Holdings Ltd.	11,182,800	490,737,053
Wuliangye Yibin Co. Ltd. (A Shares)	3,520,990	72,818,148
ZKH Group Ltd. (A Shares) (j)	49,945,071	15,589,854
TOTAL CHINA		1,959,357,535
France - 3.1%
Gaztransport et Technigaz SA	803,241	112,295,663
Hermes International SCA	42,019	100,940,866
LVMH Moet Hennessy Louis Vuitton SE	75,399	61,935,478
TOTAL FRANCE		275,172,007
Greece - 0.6%
OPAP SA	3,326,944	55,423,534
Hong Kong - 0.6%
AIA Group Ltd.	7,469,400	54,708,560
Hungary - 0.7%
Richter Gedeon PLC	2,267,800	57,749,587
India - 16.4%
360 ONE WAM Ltd.	7,990,461	75,048,010
Bajaj Finance Ltd.	1,199,400	99,464,572
Computer Age Management Services Private Ltd.	2,170,500	83,167,710
HDFC Bank Ltd.	11,542,967	209,567,475
HDFC Standard Life Insurance Co. Ltd. (c)	8,588,900	59,933,886
Kotak Mahindra Bank Ltd.	5,696,948	110,690,931
Larsen & Toubro Ltd.	3,305,632	142,055,217
Lenskart Solutions Pvt Ltd. (d)(e)	323,300	8,909,538
Max Healthcare Institute Ltd.	7,206,100	72,393,126
Power Grid Corp. of India Ltd.	43,641,333	157,359,806
Reliance Industries Ltd.	7,001,618	245,716,732
Tata Consultancy Services Ltd.	2,581,200	117,772,762
Ultratech Cement Ltd.	617,300	73,600,983
TOTAL INDIA		1,455,680,748
Indonesia - 3.7%
PT Bank Central Asia Tbk	429,597,970	258,310,646
PT Bank Mandiri (Persero) Tbk	156,525,500	66,159,753
TOTAL INDONESIA		324,470,399
Italy - 1.3%
Ferrari NV (b)	277,100	115,190,470
Kazakhstan - 1.4%
Kaspi.KZ JSC ADR	1,074,600	126,544,896
Korea (South) - 7.3%
JYP Entertainment Corp.	496,600	23,685,339
NAVER Corp.	724,240	95,259,509
Samsung Electronics Co. Ltd.	7,562,217	419,181,442
SK Hynix, Inc.	865,342	106,489,171
TOTAL KOREA (SOUTH)		644,615,461
Mexico - 3.1%
Banco del Bajio SA (c)	19,132,722	70,541,145
BBB Foods, Inc. (b)	2,125,970	48,791,012
Becle S.A.B. de CV (b)	31,875,094	64,752,172
Wal-Mart de Mexico SA de CV Series V	24,669,500	92,049,352
TOTAL MEXICO		276,133,681
Netherlands - 2.9%
ASML Holding NV (Netherlands)	200,700	178,353,549
BE Semiconductor Industries NV	590,400	79,074,398
TOTAL NETHERLANDS		257,427,947
Philippines - 0.4%
TaskUs, Inc. (a)(b)	2,793,772	32,016,627
Poland - 1.0%
Dino Polska SA (a)(c)	892,481	85,785,017
Russia - 0.0%
Sberbank of Russia (a)(e)	25,741,060	157,586
Saudi Arabia - 4.2%
Al Rajhi Bank	6,092,020	129,779,875
Dr Sulaiman Al Habib Medical Services Group Co.	1,083,393	89,719,476
Sabic Agriculture-Nutrients Co.	1,967,000	60,731,243
Saudi Arabian Oil Co. (c)	11,592,510	93,034,328
TOTAL SAUDI ARABIA		373,264,922
Sweden - 0.2%
VEF AB (a)(f)	95,309,129	19,761,657
Taiwan - 14.3%
ASPEED Tech, Inc.	833,000	77,859,278
Chailease Holding Co. Ltd.	7,770,168	40,909,038
eMemory Technology, Inc.	1,185,000	79,505,245
International Games Systems Co. Ltd.	3,127,036	95,458,622
Taiwan Semiconductor Manufacturing Co. Ltd.	38,643,000	923,613,902
Voltronic Power Technology Corp.	1,114,868	52,658,671
TOTAL TAIWAN		1,270,004,756
United Arab Emirates - 0.5%
Adnoc Gas PLC	50,698,800	41,410,439
United States of America - 6.4%
Energy Recovery, Inc. (a)	1,689,000	25,166,100
GCC S.A.B. de CV	2,680,400	30,507,969
Globant SA (a)	467,400	83,472,966
NVIDIA Corp.	491,808	424,931,948
TOTAL UNITED STATES OF AMERICA		564,078,983
Uruguay - 0.4%
Dlocal Ltd. (a)(b)	2,679,300	38,072,853
TOTAL COMMON STOCKS (Cost $6,603,172,244)		8,738,497,565

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e)	85,253	19,648,259
Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Alpargatas SA (PN) (a)	21,970,500	40,026,370
TOTAL PREFERRED STOCKS (Cost $56,703,875)		59,674,629

Convertible Bonds - 0.3%
	Principal Amount (g)	Value ($)
Brazil - 0.3%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e) (Cost $30,523,684)	30,523,684	29,043,286

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	201,576,293	201,616,608
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	39,897,510	39,901,500
TOTAL MONEY MARKET FUNDS (Cost $241,518,108)		241,518,108

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $6,931,917,911)	9,068,733,588
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(211,259,519)
NET ASSETS - 100.0%	8,857,474,069

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $477,262,997 or 5.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,601,083 or 0.7% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $15,589,854 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	30,523,684

Lenskart Solutions Pvt Ltd.	4/30/24	8,909,538

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	53,179,150	1,520,098,719	1,371,663,868	4,560,050	2,607	-	201,616,608	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	27,684,244	409,376,827	397,159,571	97,242	-	-	39,901,500	0.1%
Total	80,863,394	1,929,475,546	1,768,823,439	4,657,292	2,607	-	241,518,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	34,411,680	-	33,518,531	-	(10,714,754)	9,821,605	-
VEF AB	15,223,914	-	-	-	-	4,537,743	19,761,657
Total	49,635,594	-	33,518,531	-	(10,714,754)	14,359,348	19,761,657

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	813,211,402	88,422,620	705,140,523	19,648,259
Consumer Discretionary	1,035,629,401	609,278,934	417,440,929	8,909,538
Consumer Staples	670,538,929	405,173,628	265,365,301	-
Energy	579,012,823	333,296,091	245,716,732	-
Financials	1,583,367,413	571,832,795	1,011,377,032	157,586
Health Care	480,621,227	147,469,063	333,152,164	-
Industrials	677,981,362	209,163,192	468,818,170	-
Information Technology	2,549,434,422	825,012,622	1,724,421,800	-
Materials	188,369,120	91,239,212	97,129,908	-
Utilities	220,006,095	62,646,289	157,359,806	-

Corporate Bonds	29,043,286	-	-	29,043,286

Money Market Funds	241,518,108	241,518,108	-	-
Total Investments in Securities:	9,068,733,588	3,585,052,554	5,425,922,365	57,758,669
Fidelity® Emerging Markets Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,412,633) - See accompanying schedule:
Unaffiliated issuers (cost $6,654,375,810)	$8,807,453,823
Fidelity Central Funds (cost $241,518,108)	241,518,108
Other affiliated issuers (cost $36,023,993)	19,761,657

Total Investment in Securities (cost $6,931,917,911)		$9,068,733,588
Foreign currency held at value (cost $3,301,596)		3,300,652
Receivable for investments sold		33,150,723
Receivable for fund shares sold		4,872,976
Dividends receivable		9,043,624
Interest receivable		1,158,078
Distributions receivable from Fidelity Central Funds		1,191,354
Prepaid expenses		2,527
Other receivables		2,107,951
Total assets		9,123,561,473
Liabilities
Payable for investments purchased	$156,030,492
Payable for fund shares redeemed	7,849,380
Accrued management fee	5,786,012
Distribution and service plan fees payable	7,797
Deferred taxes	55,497,050
Other payables and accrued expenses	1,015,173
Collateral on securities loaned	39,901,500
Total liabilities		266,087,404
Net Assets		$8,857,474,069
Net Assets consist of:
Paid in capital		$7,638,401,983
Total accumulated earnings (loss)		1,219,072,086
Net Assets		$8,857,474,069

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,401,333 ÷ 583,545 shares)(a)		$36.67
Maximum offering price per share (100/94.25 of $36.67)		$38.91
Class M :
Net Asset Value and redemption price per share ($4,009,503 ÷ 109,268 shares)(a)		$36.69
Maximum offering price per share (100/96.50 of $36.69)		$38.02
Class C :
Net Asset Value and offering price per share ($2,052,515 ÷ 56,220 shares)(a)		$36.51
Emerging Markets :
Net Asset Value, offering price and redemption price per share ($4,183,607,269 ÷ 113,618,222 shares)		$36.82
Class K :
Net Asset Value, offering price and redemption price per share ($1,694,740,557 ÷ 46,011,434 shares)		$36.83
Class I :
Net Asset Value, offering price and redemption price per share ($311,898,436 ÷ 8,494,198 shares)		$36.72
Class Z :
Net Asset Value, offering price and redemption price per share ($2,639,764,456 ÷ 71,751,932 shares)		$36.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$65,965,458
Interest		780,191
Income from Fidelity Central Funds (including $97,242 from security lending)		4,657,292
Income before foreign taxes withheld		$71,402,941
Less foreign taxes withheld		(7,271,240)
Total income		64,131,701
Expenses
Management fee	$29,027,517
Transfer agent fees	3,037,683
Distribution and service plan fees	42,422
Accounting fees	552,258
Custodian fees and expenses	818,615
Independent trustees' fees and expenses	19,564
Registration fees	152,097
Audit	73,326
Legal	4,421
Interest	12,017
Miscellaneous	14,902
Total expenses before reductions	33,754,822
Expense reductions	(356,977)
Total expenses after reductions		33,397,845
Net Investment income (loss)		30,733,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(111,920,965)
Fidelity Central Funds	2,607
Other affiliated issuers	(10,714,754)
Foreign currency transactions	(778,434)
Total net realized gain (loss)		(123,411,546)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $23,725,451)	1,231,773,588
Affiliated issuers	14,359,348
Assets and liabilities in foreign currencies	626,713
Total change in net unrealized appreciation (depreciation)		1,246,759,649
Net gain (loss)		1,123,348,103
Net increase (decrease) in net assets resulting from operations		$1,154,081,959
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,733,856	$77,916,451
Net realized gain (loss)	(123,411,546)	(418,114,595)
Change in net unrealized appreciation (depreciation)	1,246,759,649	1,169,042,149
Net increase (decrease) in net assets resulting from operations	1,154,081,959	828,844,005
Distributions to shareholders	(91,875,932)	(50,450,464)

Share transactions - net increase (decrease)	967,924,594	524,409,567

Total increase (decrease) in net assets	2,030,130,621	1,302,803,108

Net Assets
Beginning of period	6,827,343,448	5,524,540,340
End of period	$8,857,474,069	$6,827,343,448

Financial Highlights
Fidelity Advisor® Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$31.80	$27.73	$47.48	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.07	.26 D	.16 E	(.04)
Net realized and unrealized gain (loss)	5.10	3.95	(17.27)	.69
Total from investment operations	5.17	4.21	(17.11)	.65
Distributions from net investment income	(.30)	(.14)	(.48)	-
Distributions from net realized gain	-	-	(2.16)	-
Total distributions	(.30)	(.14)	(2.64)	-
Net asset value, end of period	$36.67	$31.80	$27.73	$47.48
Total Return F,G,H	16.33%	15.18%	(38.00)%	1.39%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.16% K	1.20%	1.21%	1.25% K
Expenses net of fee waivers, if any	1.15 % K	1.20%	1.21%	1.25% K
Expenses net of all reductions	1.15% K	1.20%	1.21%	1.25% K
Net investment income (loss)	.42% K	.77% D	.45% E	(.17)% K
Supplemental Data
Net assets, end of period (000 omitted)	$21,401	$15,288	$10,046	$6,248
Portfolio turnover rate L	29 % K	23%	34%	38% K,M

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$31.80	$27.71	$47.42	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.03	.17 D	.05 E	(.09)
Net realized and unrealized gain (loss)	5.10	3.96	(17.29)	.68
Total from investment operations	5.13	4.13	(17.24)	.59
Distributions from net investment income	(.24)	(.04)	(.32)	-
Distributions from net realized gain	-	-	(2.16)	-
Total distributions	(.24)	(.04)	(2.47) F	-
Net asset value, end of period	$36.69	$31.80	$27.71	$47.42
Total Return G,H,I	16.19%	14.90%	(38.20)%	1.26%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.42% L	1.48%	1.51%	1.52% L
Expenses net of fee waivers, if any	1.42 % L	1.47%	1.50%	1.51% L
Expenses net of all reductions	1.42% L	1.47%	1.50%	1.51% L
Net investment income (loss)	.15% L	.50% D	.15% E	(.39)% L
Supplemental Data
Net assets, end of period (000 omitted)	$4,010	$3,070	$1,392	$2,234
Portfolio turnover rate M	29 % L	23%	34%	38% L,N

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.08)%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the sales charges.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$31.54	$27.59	$47.31	$46.83
Income from Investment Operations
Net investment income (loss) B,C	(.06)	- D,E	(.12) F	(.19)
Net realized and unrealized gain (loss)	5.08	3.95	(17.26)	.67
Total from investment operations	5.02	3.95	(17.38)	.48
Distributions from net investment income	(.05)	-	(.18)	-
Distributions from net realized gain	-	-	(2.16)	-
Total distributions	(.05)	-	(2.34)	-
Net asset value, end of period	$36.51	$31.54	$27.59	$47.31
Total Return G,H,I	15.91%	14.32%	(38.50)%	1.02%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.90% L	1.98%	2.00%	2.01% L
Expenses net of fee waivers, if any	1.90 % L	1.98%	2.00%	2.01% L
Expenses net of all reductions	1.90% L	1.97%	2.00%	2.01% L
Net investment income (loss)	(.33)% L	(.01)% E	(.34)% F	(.86)% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,053	$1,768	$1,377	$1,587
Portfolio turnover rate M	29 % L	23%	34%	38% L,N

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the contingent deferred sales charge.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.97	$27.87	$47.56	$40.26	$33.03	$26.66
Income from Investment Operations
Net investment income (loss) A,B	.13	.36 C	.28 D	.12	.15	.61 E
Net realized and unrealized gain (loss)	5.12	3.98	(17.35)	7.81	7.68	5.98
Total from investment operations	5.25	4.34	(17.07)	7.93	7.83	6.59
Distributions from net investment income	(.40)	(.24)	(.46)	(.09)	(.60)	(.22)
Distributions from net realized gain	-	-	(2.16)	(.54)	-	-
Total distributions	(.40)	(.24)	(2.62)	(.63)	(.60)	(.22)
Net asset value, end of period	$36.82	$31.97	$27.87	$47.56	$40.26	$33.03
Total Return F,G	16.50%	15.56%	(37.83)%	19.83%	24.09%	24.91%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J	.90%	.90%	.88%	.92%	.94%
Expenses net of fee waivers, if any	.86 % J	.90%	.90%	.88%	.92%	.94%
Expenses net of all reductions	.86% J	.90%	.90%	.88%	.91%	.92%
Net investment income (loss)	.71% J	1.07% C	.76% D	.26%	.43%	2.02% E
Supplemental Data
Net assets, end of period (000 omitted)	$4,183,607	$3,985,433	$3,330,900	$5,016,159	$4,526,531	$3,104,887
Portfolio turnover rate K	29 % J	23%	34%	38% L	34%	85% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .74%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LThe portfolio turnover rate does not include the assets acquired in the merger.

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.00	$27.90	$47.62	$40.30	$33.07	$26.70
Income from Investment Operations
Net investment income (loss) A,B	.15	.40 C	.33 D	.16	.19	.65 E
Net realized and unrealized gain (loss)	5.12	3.98	(17.35)	7.83	7.69	5.99
Total from investment operations	5.27	4.38	(17.02)	7.99	7.88	6.64
Distributions from net investment income	(.44)	(.28)	(.54)	(.12)	(.65)	(.26)
Distributions from net realized gain	-	-	(2.16)	(.54)	-	- F
Total distributions	(.44)	(.28)	(2.70)	(.67) G	(.65)	(.27) G
Net asset value, end of period	$36.83	$32.00	$27.90	$47.62	$40.30	$33.07
Total Return H,I	16.58%	15.69%	(37.73)%	19.94%	24.24%	25.08%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.76% L	.77%	.77%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.75 % L	.76%	.77%	.77%	.80%	.80%
Expenses net of all reductions	.75% L	.76%	.77%	.77%	.79%	.79%
Net investment income (loss)	.82% L	1.20% C	.88% D	.34%	.55%	2.15% E
Supplemental Data
Net assets, end of period (000 omitted)	$1,694,741	$1,095,217	$826,468	$1,689,454	$1,227,097	$1,018,765
Portfolio turnover rate M	29 % L	23%	34%	38% N	34%	85% O

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

FAmount represents less than $.005 per share.

GTotal distributions per share do not sum due to rounding.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NThe portfolio turnover rate does not include the assets acquired in the merger.

OPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$31.89	$27.83	$47.55	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.11	.36 D	.26 E	.04
Net realized and unrealized gain (loss)	5.12	3.97	(17.29)	.68
Total from investment operations	5.23	4.33	(17.03)	.72
Distributions from net investment income	(.40)	(.27)	(.53)	-
Distributions from net realized gain	-	-	(2.16)	-
Total distributions	(.40)	(.27)	(2.69)	-
Net asset value, end of period	$36.72	$31.89	$27.83	$47.55
Total Return F,G	16.50%	15.54%	(37.81)%	1.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J	.91%	.89%	.94% J
Expenses net of fee waivers, if any	.97 % J	.90%	.89%	.93% J
Expenses net of all reductions	.97% J	.90%	.89%	.93% J
Net investment income (loss)	.60% J	1.06% D	.76% E	.17% J
Supplemental Data
Net assets, end of period (000 omitted)	$311,898	$114,992	$47,819	$25,824
Portfolio turnover rate K	29 % J	23%	34%	38% J,L

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .73%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$31.96	$27.87	$47.59	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.14	.40 D	.32 E	(.03)
Net realized and unrealized gain (loss)	5.13	3.97	(17.33)	.79
Total from investment operations	5.27	4.37	(17.01)	.76
Distributions from net investment income	(.44)	(.28)	(.55)	-
Distributions from net realized gain	-	-	(2.16)	-
Total distributions	(.44)	(.28)	(2.71)	-
Net asset value, end of period	$36.79	$31.96	$27.87	$47.59
Total Return F,G	16.60%	15.67%	(37.74)%	1.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78% J	.77%	.77%	.78% J
Expenses net of fee waivers, if any	.77 % J	.76%	.77%	.78% J
Expenses net of all reductions	.77% J	.76%	.77%	.78% J
Net investment income (loss)	.80% J	1.20% D	.88% E	(.13)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,639,764	$1,611,575	$1,306,539	$1,797,766
Portfolio turnover rate K	29 % J	23%	34%	38% J,L

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,874,158,896
Gross unrealized depreciation	(744,833,388)
Net unrealized appreciation (depreciation)	$2,129,325,508
Tax cost	$6,939,408,080

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(370,826,960)
Long-term	(321,380,381)
Total capital loss carryforward	$(692,207,341)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	2,029,254,779	1,173,800,567
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Emerging Markets	.84
Class K	.71
Class I	.85
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Emerging Markets	.84
Class K	.71
Class I	.84
Class Z	.71

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	23,621	1,660
Class M	.25%	.25%	8,856	35
Class C	.75%	.25%	9,945	3,258
			42,422	4,953

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,543
Class M	393
Class CA	12
3,948

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Emerging Markets	.1718
Class I	.1894

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC received an asset-based fee of Class K's and Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	12,360.20
Class M	2,319.21
Class C	1,355.21
Emerging Markets	2,466,395.17
Class K	201,867.04
Class I	88,058.19
Class Z	265,329.04
	3,037,683

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Emerging Markets Fund	.0211

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Fund	8,467

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Fund	Borrower	11,095,714	5.57%	12,017

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Emerging Markets Fund	16,679,278	35,118,679	(5,125,871)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Emerging Markets Fund	3,941
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Emerging Markets Fund	7,310
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Fund	10,757	-	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	7

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $356,970.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Emerging Markets Fund
Distributions to shareholders
Class A	$149,850	$53,539
Class M	22,696	1,926
Class C	2,509	-
Emerging Markets	49,044,521	28,390,916
Class K	18,162,751	8,364,511
Class I	1,576,885	674,976
Class Z	22,916,720	12,964,596
Total	$91,875,932	$50,450,464
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Emerging Markets Fund
Class A
Shares sold	168,119	311,663	$6,057,658	$10,362,526
Reinvestment of distributions	4,334	1,632	148,618	52,760
Shares redeemed	(69,670)	(194,860)	(2,479,974)	(6,441,724)
Net increase (decrease)	102,783	118,435	$3,726,302	$3,973,562
Class M
Shares sold	30,800	53,614	$1,138,757	$1,831,527
Reinvestment of distributions	656	60	22,545	1,926
Shares redeemed	(18,723)	(7,386)	(675,397)	(241,523)
Net increase (decrease)	12,733	46,288	$485,905	$1,591,930
Class C
Shares sold	7,409	28,408	$260,653	$941,354
Reinvestment of distributions	72	-	2,487	-
Shares redeemed	(7,304)	(22,275)	(256,237)	(725,503)
Net increase (decrease)	177	6,133	$6,903	$215,851
Emerging Markets
Shares sold	9,186,457	32,842,894	$328,251,116	$1,091,041,239
Reinvestment of distributions	1,104,208	705,770	37,951,098	22,902,138
Shares redeemed	(21,337,740)	(28,385,896)	(770,019,059)	(937,069,628)
Net increase (decrease)	(11,047,075)	5,162,768	$(403,816,845)	$176,873,749
Class K
Shares sold	15,662,088	13,987,503	$553,285,904	$471,747,111
Reinvestment of distributions	528,375	257,656	18,156,694	8,363,213
Shares redeemed	(4,401,808)	(9,646,138)	(158,077,314)	(321,986,003)
Net increase (decrease)	11,788,655	4,599,021	$413,365,284	$158,124,321
Class I
Shares sold	5,917,511	3,147,089	$217,806,869	$103,953,662
Reinvestment of distributions	42,705	19,449	1,463,912	629,629
Shares redeemed	(1,072,033)	(1,278,880)	(38,515,599)	(41,874,106)
Net increase (decrease)	4,888,183	1,887,658	$180,755,182	$62,709,185
Class Z
Shares sold	21,830,098	6,017,620	$791,846,571	$203,435,458
Reinvestment of distributions	649,621	395,803	22,297,061	12,830,167
Shares redeemed	(1,146,348)	(2,879,543)	(40,741,769)	(95,344,656)
Net increase (decrease)	21,333,371	3,533,880	$773,401,863	$120,920,969
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity Emerging Markets Fund	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Emerging Markets Fund	36%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Latin America Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Latin America Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Latin America Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Latin America Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Latin America Fund is expected to be held during third quarter of 2024 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective in September 2024. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Fidelity® Europe Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	6.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	5.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	3.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.5
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.5
SAP SE (Germany, Software)	3.1
Air Liquide SA (France, Chemicals)	2.4
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	2.3
L'Oreal SA (France, Personal Care Products)	2.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.9
34.8

Market Sectors (% of Fund's net assets)

Health Care	17.5
Financials	17.5
Industrials	14.7
Information Technology	13.0
Consumer Discretionary	12.8
Consumer Staples	8.5
Energy	4.7
Materials	4.7
Communication Services	3.5
Real Estate	1.1
Utilities	0.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Europe Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 1.2%
Glencore PLC	1,232,200	7,169,635
Belgium - 2.2%
KBC Group NV	54,900	4,095,391
UCB SA	68,800	9,144,880
TOTAL BELGIUM		13,240,271
Denmark - 8.8%
Novo Nordisk A/S Series B	313,800	40,242,430
Pandora A/S	19,500	2,984,053
Tryg A/S	294,400	5,834,166
Vestas Wind Systems A/S (a)	136,100	3,668,852
TOTAL DENMARK		52,729,501
Finland - 1.3%
Nordea Bank Abp	688,600	8,035,458
France - 20.6%
Air Liquide SA	74,180	14,508,022
Airbus Group NV	44,800	7,372,188
ALTEN	12,000	1,417,668
AXA SA	244,500	8,464,582
BNP Paribas SA	114,900	8,268,417
Capgemini SA	36,400	7,650,591
Danone SA	83,400	5,219,783
Dassault Aviation SA	27,300	5,861,874
Dassault Systemes SA	58,000	2,276,612
EssilorLuxottica SA	30,300	6,493,101
L'Oreal SA	26,600	12,480,573
LVMH Moet Hennessy Louis Vuitton SE	26,100	21,439,488
Pernod Ricard SA	10,700	1,621,504
TotalEnergies SE	290,707	21,104,957
TOTAL FRANCE		124,179,360
Germany - 11.3%
Deutsche Borse AG	32,100	6,188,623
Deutsche Telekom AG	261,000	5,978,353
DHL Group	78,400	3,282,603
Gerresheimer AG	24,500	2,640,786
Merck KGaA	28,200	4,482,656
MTU Aero Engines AG	20,600	4,981,647
Rheinmetall AG	12,000	6,623,470
RWE AG	73,000	2,542,993
SAP SE	103,200	18,634,519
SCHOTT Pharma AG & Co. KGaA	63,500	2,664,606
Scout24 AG (b)	77,600	5,722,497
Siemens Healthineers AG (b)	75,400	4,181,492
TOTAL GERMANY		67,924,245
Ireland - 0.8%
AIB Group PLC	961,400	4,992,546
Italy - 7.5%
Coca-Cola HBC AG	89,600	2,899,756
Davide Campari Milano NV	366,500	3,684,433
Ferrari NV (Italy)	15,100	6,239,620
FinecoBank SpA	291,635	4,494,203
Prada SpA	1,116,300	9,103,778
Prysmian SpA	65,400	3,572,102
Recordati SpA	148,000	7,905,177
UniCredit SpA	193,300	7,094,953
TOTAL ITALY		44,994,022
Luxembourg - 0.5%
CVC Capital Partners PLC	151,700	2,752,202
Netherlands - 6.5%
ASML Holding NV (Netherlands)	36,900	32,791,460
Heineken NV (Bearer)	35,800	3,488,186
Topicus.Com, Inc.	37,300	3,039,761
TOTAL NETHERLANDS		39,319,407
Norway - 1.8%
Equinor ASA	192,400	5,119,452
Kongsberg Gruppen ASA	54,100	3,827,934
TGS ASA	176,583	2,021,997
TOTAL NORWAY		10,969,383
Spain - 1.0%
CaixaBank SA	1,000,400	5,275,669
Puig Group SL Class B	22,700	593,523
TOTAL SPAIN		5,869,192
Sweden - 8.1%
ASSA ABLOY AB (B Shares)	143,300	3,786,189
EQT AB	118,800	3,258,796
Evolution AB (b)	38,600	4,315,197
Haypp Group (a)	399,824	3,127,366
Hemnet Group AB	301,500	7,906,564
HEXPOL AB (B Shares)	197,400	2,256,942
Indutrade AB	236,800	5,548,053
Investor AB (B Shares)	323,000	7,982,383
Kry International AB (a)(c)(d)	406	12,362
Nordnet AB (e)	203,700	3,681,993
Saab AB (B Shares)	38,200	3,045,490
Sandvik AB (e)	202,800	4,098,178
TOTAL SWEDEN		49,019,513
Switzerland - 3.5%
Compagnie Financiere Richemont SA Series A	71,440	9,874,939
Galderma Group AG	24,560	1,830,144
Sika AG	14,220	4,073,023
UBS Group AG	110,380	2,914,248
Ypsomed Holding AG	6,090	2,179,614
TOTAL SWITZERLAND		20,871,968
United Kingdom - 20.6%
3i Group PLC	135,764	4,850,502
AstraZeneca PLC (United Kingdom)	154,600	23,383,088
B&M European Value Retail SA	441,000	2,859,958
Beazley PLC	328,300	2,719,807
Bunzl PLC	140,908	5,412,441
Compass Group PLC	284,617	7,916,260
Deliveroo PLC Class A (a)(b)	1,916,500	3,204,192
Diageo PLC	285,087	9,852,515
Direct Line Insurance Group PLC	516,100	1,198,211
Games Workshop Group PLC	17,512	2,168,518
Grainger Trust PLC	816,670	2,617,506
Halma PLC	106,400	2,934,253
Hiscox Ltd.	270,317	4,154,628
JD Sports Fashion PLC	1,847,400	2,668,532
Judges Scientific PLC	15,102	2,113,519
London Stock Exchange Group PLC	73,500	8,102,648
Londonmetric Properity PLC	920,163	2,260,487
Oxford Instruments PLC	21,900	618,452
RELX PLC (London Stock Exchange)	342,618	14,077,105
Rolls-Royce Holdings PLC (a)	1,029,300	5,278,277
Safestore Holdings PLC	209,963	2,029,349
Sage Group PLC	570,600	8,313,501
Spirax-Sarco Engineering PLC	14,000	1,547,318
Vistry Group PLC	141,700	2,121,194
Zegona Communications PLC (a)	469,500	1,349,327
TOTAL UNITED KINGDOM		123,751,588
United States of America - 2.6%
Experian PLC	105,447	4,253,094
Nestle SA (Reg. S)	114,320	11,477,751
TOTAL UNITED STATES OF AMERICA		15,730,845
TOTAL COMMON STOCKS (Cost $473,259,189)		591,549,136

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (a)(c)(d)	3,852	473,036
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	2,345	97,125
TOTAL PREFERRED STOCKS (Cost $2,072,807)		570,161

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	5,207,190	5,208,231
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	7,200,883	7,201,604
TOTAL MONEY MARKET FUNDS (Cost $12,409,835)		12,409,835

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $487,741,831)	604,529,132
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,709,247)
NET ASSETS - 100.0%	601,819,885

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,423,378 or 2.9% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $582,523 or 0.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International AB	5/14/21	176,328

Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,563,237	76,076,406	75,431,444	108,786	32	-	5,208,231	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,636,857	18,370,417	13,805,670	15,191	-	-	7,201,604	0.0%
Total	7,200,094	94,446,823	89,237,114	123,977	32	-	12,409,835

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,956,741	14,978,388	5,978,353	-
Consumer Discretionary	78,023,095	29,688,630	48,334,465	-
Consumer Staples	51,318,024	24,174,452	27,143,572	-
Energy	28,246,406	2,021,997	26,224,409	-
Financials	104,359,426	64,578,614	39,780,812	-
Health Care	105,147,974	37,340,964	67,807,010	-
Industrials	88,350,334	50,300,878	38,049,456	-
Information Technology	78,259,340	49,115,095	28,561,722	582,523
Materials	28,007,622	6,329,965	21,677,657	-
Real Estate	6,907,342	6,907,342	-	-
Utilities	2,542,993	-	2,542,993	-

Money Market Funds	12,409,835	12,409,835	-	-
Total Investments in Securities:	604,529,132	297,846,160	306,100,449	582,523
Fidelity® Europe Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,762,958) - See accompanying schedule:
Unaffiliated issuers (cost $475,331,996)	$592,119,297
Fidelity Central Funds (cost $12,409,835)	12,409,835

Total Investment in Securities (cost $487,741,831)		$604,529,132
Foreign currency held at value (cost $278,866)		257,257
Receivable for investments sold		1,410,814
Receivable for fund shares sold		24,202
Dividends receivable		1,877,504
Reclaims receivable		3,517,501
Distributions receivable from Fidelity Central Funds		22,592
Prepaid expenses		216
Total assets		611,639,218
Liabilities
Payable for investments purchased	$1,890,498
Payable for fund shares redeemed	364,961
Accrued management fee	299,646
Distribution and service plan fees payable	7,055
Other payables and accrued expenses	55,569
Collateral on securities loaned	7,201,604
Total liabilities		9,819,333
Net Assets		$601,819,885
Net Assets consist of:
Paid in capital		$571,326,504
Total accumulated earnings (loss)		30,493,381
Net Assets		$601,819,885

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,258,163 ÷ 452,686 shares)(a)		$35.91
Maximum offering price per share (100/94.25 of $35.91)		$38.10
Class M :
Net Asset Value and redemption price per share ($4,833,963 ÷ 134,368 shares)(a)		$35.98
Maximum offering price per share (100/96.50 of $35.98)		$37.28
Class C :
Net Asset Value and offering price per share ($1,894,111 ÷ 53,207 shares)(a)		$35.60
Europe :
Net Asset Value, offering price and redemption price per share ($571,693,706 ÷ 15,913,949 shares)		$35.92
Class I :
Net Asset Value, offering price and redemption price per share ($4,701,075 ÷ 130,862 shares)		$35.92
Class Z :
Net Asset Value, offering price and redemption price per share ($2,438,867 ÷ 68,070 shares)		$35.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$8,333,298
Interest		1,058
Income from Fidelity Central Funds (including $15,191 from security lending)		123,977
Income before foreign taxes withheld		$8,458,333
Less foreign taxes withheld		(734,642)
Total income		7,723,691
Expenses
Management fee
Basic fee	$2,174,988
Performance adjustment	(756,850)
Transfer agent fees	325,541
Distribution and service plan fees	42,820
Accounting fees	94,136
Custodian fees and expenses	25,170
Independent trustees' fees and expenses	1,497
Registration fees	66,050
Audit	38,178
Legal	1,332
Miscellaneous	1,198
Total expenses before reductions	2,014,060
Expense reductions	(26,821)
Total expenses after reductions		1,987,239
Net Investment income (loss)		5,736,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,695,514
Fidelity Central Funds	32
Foreign currency transactions	(46,014)
Total net realized gain (loss)		9,649,532
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	88,474,271
Assets and liabilities in foreign currencies	22,088
Total change in net unrealized appreciation (depreciation)		88,496,359
Net gain (loss)		98,145,891
Net increase (decrease) in net assets resulting from operations		$103,882,343
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,736,452	$10,631,570
Net realized gain (loss)	9,649,532	(1,666,121)
Change in net unrealized appreciation (depreciation)	88,496,359	54,400,651
Net increase (decrease) in net assets resulting from operations	103,882,343	63,366,100
Distributions to shareholders	(9,697,062)	-

Share transactions - net increase (decrease)	(40,001,337)	(68,214,872)

Total increase (decrease) in net assets	54,183,944	(4,848,772)

Net Assets
Beginning of period	547,635,941	552,484,713
End of period	$601,819,885	$547,635,941

Financial Highlights
Fidelity Advisor® Europe Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.50	$27.58	$46.12	$35.37	$36.30	$37.61
Income from Investment Operations
Net investment income (loss) A,B	.28	.46	.47	.41	.19	1.41 C
Net realized and unrealized gain (loss)	5.56	2.46	(12.91)	10.72	1.46	.82
Total from investment operations	5.84	2.92	(12.44)	11.13	1.65	2.23
Distributions from net investment income	(.43)	-	(.99)	(.38)	(1.50)	(.11)
Distributions from net realized gain	-	-	(5.12)	-	(1.08)	(3.43)
Total distributions	(.43)	-	(6.10) D	(.38)	(2.58)	(3.54)
Net asset value, end of period	$35.91	$30.50	$27.58	$46.12	$35.37	$36.30
Total Return E,F,G	19.27%	10.59%	(30.29)%	31.60%	4.62%	7.21%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.94% J	1.02%	1.18%	1.36%	1.34%	1.09%
Expenses net of fee waivers, if any	.94 % J	1.01%	1.18%	1.36%	1.34%	1.09%
Expenses net of all reductions	.94% J	1.01%	1.18%	1.36%	1.33%	1.07%
Net investment income (loss)	1.64% J	1.43%	1.42%	.92%	.56%	4.02% C
Supplemental Data
Net assets, end of period (000 omitted)	$16,258	$15,325	$16,495	$32,148	$23,189	$20,819
Portfolio turnover rate K	32 % J	37%	55%	52%	39%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.44%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.50	$27.65	$46.18	$35.42	$36.32	$37.57
Income from Investment Operations
Net investment income (loss) A,B	.24	.38	.37	.27	.09	1.30 C
Net realized and unrealized gain (loss)	5.57	2.47	(12.95)	10.75	1.45	.83
Total from investment operations	5.81	2.85	(12.58)	11.02	1.54	2.13
Distributions from net investment income	(.33)	-	(.83)	(.26)	(1.36)	-
Distributions from net realized gain	-	-	(5.12)	-	(1.08)	(3.38)
Total distributions	(.33)	-	(5.95)	(.26)	(2.44)	(3.38)
Net asset value, end of period	$35.98	$30.50	$27.65	$46.18	$35.42	$36.32
Total Return D,E,F	19.14%	10.31%	(30.51)%	31.20%	4.30%	6.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.29%	1.49%	1.68%	1.65%	1.41%
Expenses net of fee waivers, if any	1.20 % I	1.28%	1.48%	1.68%	1.65%	1.40%
Expenses net of all reductions	1.19% I	1.28%	1.48%	1.68%	1.64%	1.38%
Net investment income (loss)	1.38% I	1.16%	1.12%	.59%	.25%	3.70% C
Supplemental Data
Net assets, end of period (000 omitted)	$4,834	$4,248	$4,066	$6,937	$5,204	$5,782
Portfolio turnover rate J	32 % I	37%	55%	52%	39%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.12%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.03	$27.36	$45.63	$35.01	$35.87	$37.23
Income from Investment Operations
Net investment income (loss) A,B	.15	.21	.21	.04	(.09)	1.12 C
Net realized and unrealized gain (loss)	5.50	2.46	(12.84)	10.64	1.45	.82
Total from investment operations	5.65	2.67	(12.63)	10.68	1.36	1.94
Distributions from net investment income	(.08)	-	(.52)	(.06)	(1.14)	-
Distributions from net realized gain	-	-	(5.12)	-	(1.08)	(3.30)
Total distributions	(.08)	-	(5.64)	(.06)	(2.22)	(3.30)
Net asset value, end of period	$35.60	$30.03	$27.36	$45.63	$35.01	$35.87
Total Return D,E,F	18.83%	9.76%	(30.85)%	30.53%	3.81%	6.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.69% I	1.79%	1.99%	2.19%	2.15%	1.90%
Expenses net of fee waivers, if any	1.68 % I	1.78%	1.98%	2.18%	2.15%	1.90%
Expenses net of all reductions	1.68% I	1.78%	1.98%	2.18%	2.14%	1.87%
Net investment income (loss)	.90% I	.65%	.62%	.09%	(.25)%	3.21% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,894	$2,025	$2,496	$5,255	$5,242	$6,145
Portfolio turnover rate J	32 % I	37%	55%	52%	39%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.63%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Europe Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.58	$27.57	$46.11	$35.35	$36.28	$37.70
Income from Investment Operations
Net investment income (loss) A,B	.33	.57	.57	.54	.30	1.52 C
Net realized and unrealized gain (loss)	5.57	2.44	(12.88)	10.71	1.46	.81
Total from investment operations	5.90	3.01	(12.31)	11.25	1.76	2.33
Distributions from net investment income	(.56)	-	(1.11)	(.49)	(1.61)	(.32)
Distributions from net realized gain	-	-	(5.12)	-	(1.08)	(3.43)
Total distributions	(.56)	-	(6.23)	(.49)	(2.69)	(3.75)
Net asset value, end of period	$35.92	$30.58	$27.57	$46.11	$35.35	$36.28
Total Return D,E	19.44%	10.92%	(30.07)%	31.99%	4.95%	7.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.70%	.88%	1.06%	1.03%	.78%
Expenses net of fee waivers, if any	.65 % H	.69%	.88%	1.06%	1.03%	.77%
Expenses net of all reductions	.65% H	.69%	.88%	1.06%	1.02%	.75%
Net investment income (loss)	1.93% H	1.75%	1.73%	1.21%	.86%	4.33% C
Supplemental Data
Net assets, end of period (000 omitted)	$571,694	$519,010	$523,685	$913,296	$755,125	$836,373
Portfolio turnover rate I	32 % H	37%	55%	52%	39%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.75%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.58	$27.56	$46.07	$35.34	$36.27	$37.69
Income from Investment Operations
Net investment income (loss) A,B	.34	.57	.60	.54	.31	1.53 C
Net realized and unrealized gain (loss)	5.56	2.45	(12.91)	10.70	1.46	.80
Total from investment operations	5.90	3.02	(12.31)	11.24	1.77	2.33
Distributions from net investment income	(.56)	-	(1.08)	(.51)	(1.62)	(.32)
Distributions from net realized gain	-	-	(5.12)	-	(1.08)	(3.43)
Total distributions	(.56)	-	(6.20)	(.51)	(2.70)	(3.75)
Net asset value, end of period	$35.92	$30.58	$27.56	$46.07	$35.34	$36.27
Total Return D,E	19.46%	10.96%	(30.08)%	31.99%	4.99%	7.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.68%	.86%	1.06%	1.00%	.75%
Expenses net of fee waivers, if any	.63 % H	.67%	.86%	1.06%	1.00%	.74%
Expenses net of all reductions	.63% H	.67%	.86%	1.06%	.99%	.72%
Net investment income (loss)	1.95% H	1.77%	1.74%	1.22%	.90%	4.36% C
Supplemental Data
Net assets, end of period (000 omitted)	$4,701	$4,806	$4,283	$14,401	$14,733	$6,686
Portfolio turnover rate I	32 % H	37%	55%	52%	39%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.78%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.53	$27.48	$46.00	$35.27	$36.21	$37.69
Income from Investment Operations
Net investment income (loss) A,B	.35	.61	.62	.59	.34	1.53 C
Net realized and unrealized gain (loss)	5.56	2.44	(12.86)	10.67	1.47	.82
Total from investment operations	5.91	3.05	(12.24)	11.26	1.81	2.35
Distributions from net investment income	(.61)	-	(1.17)	(.53)	(1.67)	(.41)
Distributions from net realized gain	-	-	(5.12)	-	(1.08)	(3.43)
Total distributions	(.61)	-	(6.28) D	(.53)	(2.75)	(3.83) D
Net asset value, end of period	$35.83	$30.53	$27.48	$46.00	$35.27	$36.21
Total Return E,F	19.53%	11.10%	(30.00)%	32.13%	5.11%	7.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.54% I	.57%	.76%	.95%	.91%	.65%
Expenses net of fee waivers, if any	.53 % I	.56%	.75%	.95%	.90%	.64%
Expenses net of all reductions	.53% I	.56%	.75%	.95%	.90%	.62%
Net investment income (loss)	2.05% I	1.87%	1.85%	1.33%	.99%	4.46% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,439	$2,222	$1,461	$28,249	$19,479	$21,838
Portfolio turnover rate J	32 % I	37%	55%	52%	39%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.88%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,986,766
Gross unrealized depreciation	(16,258,620)
Net unrealized appreciation (depreciation)	$116,728,146
Tax cost	$487,800,986

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56,749,290)
Long-term	(44,177,363)
Total capital loss carryforward	$(100,926,653)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	93,743,123	139,327,574

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Europe	.84
Class I	.83
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Europe	.83
Class I	.83
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Europe Fund	MSCI Europe Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Europe. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.25)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	20,832	180
Class M	.25%	.25%	11,828	126
Class C	.75%	.25%	10,160	476
			42,820	782

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	526
Class M	72
Class CA	50
648

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Europe	.1641
Class I	.1486

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	11,676.21
Class M	3,224.21
Class C	1,460.21
Europe	306,527.16
Class I	2,318.15
Class Z	336.04
	325,541

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Europe Fund	.0476

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Europe Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Europe Fund	62

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Europe Fund	2,864,929	5,037,350	(228,621)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Europe Fund	548
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Europe Fund	1,683	-	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class A	1
Class M	25
26

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26,795.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Europe Fund
Distributions to shareholders
Class A	$214,383	$ -
Class M	44,641	-
Class C	5,044	-
Europe	9,309,343	-
Class I	81,789	-
Class Z	41,862	-
Total	$9,697,062	$ -
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Europe Fund
Class A
Shares sold	10,872	44,425	$376,921	$1,464,114
Reinvestment of distributions	6,443	-	213,141	-
Shares redeemed	(67,050)	(139,999)	(2,329,419)	(4,536,728)
Net increase (decrease)	(49,735)	(95,574)	$(1,739,357)	$(3,072,614)
Class M
Shares sold	2,139	4,489	$74,928	$147,618
Reinvestment of distributions	1,296	-	42,989	-
Shares redeemed	(8,337)	(12,258)	(284,291)	(398,082)
Net increase (decrease)	(4,902)	(7,769)	$(166,374)	$(250,464)
Class C
Shares sold	1,103	8,574	$38,158	$278,728
Reinvestment of distributions	153	-	5,024	-
Shares redeemed	(15,474)	(32,347)	(527,954)	(1,039,195)
Net increase (decrease)	(14,218)	(23,773)	$(484,772)	$(760,467)
Europe
Shares sold	358,158	957,209	$12,498,504	$31,285,588
Reinvestment of distributions	259,528	-	8,577,392	-
Shares redeemed	(1,675,216)	(2,983,175)	(57,645,055)	(96,260,656)
Net increase (decrease)	(1,057,530)	(2,025,966)	$(36,569,159)	$(64,975,068)
Class I
Shares sold	7,280	81,291	$250,946	$2,703,708
Reinvestment of distributions	1,869	-	61,781	-
Shares redeemed	(35,435)	(79,518)	(1,187,932)	(2,541,717)
Net increase (decrease)	(26,286)	1,773	$(875,205)	$161,991
Class Z
Shares sold	5,635	49,574	$191,620	$1,674,500
Reinvestment of distributions	865	-	28,496	-
Shares redeemed	(11,212)	(29,932)	(386,586)	(992,750)
Net increase (decrease)	(4,712)	19,642	$(166,470)	$681,750
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Japan Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Sumitomo Mitsui Financial Group, Inc. (Banks)	5.8
Hitachi Ltd. (Industrial Conglomerates)	4.1
Sony Group Corp. (Household Durables)	3.8
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	3.6
ORIX Corp. (Financial Services)	3.2
Shin-Etsu Chemical Co. Ltd. (Chemicals)	3.1
Hoya Corp. (Health Care Equipment & Supplies)	3.0
DENSO Corp. (Automobile Components)	2.9
FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	2.3
SMC Corp. (Machinery)	2.2
34.0

Market Sectors (% of Fund's net assets)

Industrials	22.8
Information Technology	20.0
Consumer Discretionary	17.3
Financials	12.2
Materials	7.6
Health Care	6.8
Communication Services	4.4
Consumer Staples	3.2
Energy	2.5
Utilities	1.5
Real Estate	0.8

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Japan Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.6%
JTOWER, Inc. (a)	184,000	3,758,093
Entertainment - 0.6%
Daiichikosho Co. Ltd.	344,300	4,018,809
Interactive Media & Services - 1.4%
Hypebeast Ltd. (a)	6,975,700	204,033
Kakaku.com, Inc.	389,000	4,474,495
LY Corp.	1,807,400	4,342,521
		9,021,049
Wireless Telecommunication Services - 1.8%
SoftBank Group Corp.	228,100	11,218,094
TOTAL COMMUNICATION SERVICES		28,016,045
CONSUMER DISCRETIONARY - 17.3%
Automobile Components - 2.9%
DENSO Corp.	1,099,700	18,742,322
Automobiles - 2.4%
Isuzu Motors Ltd.	443,900	5,625,480
Suzuki Motor Corp.	830,400	9,670,660
		15,296,140
Broadline Retail - 1.1%
Pan Pacific International Holdings Ltd.	290,200	6,815,645
Hotels, Restaurants & Leisure - 1.6%
Curves Holdings Co. Ltd.	856,100	4,020,804
Kyoritsu Maintenance Co. Ltd.	290,800	6,201,500
		10,222,304
Household Durables - 5.1%
Chervon Holdings Ltd. (b)	1,163,900	2,826,603
Open House Group Co. Ltd.	179,700	5,464,720
Sony Group Corp.	294,600	24,349,093
		32,640,416
Leisure Products - 1.0%
Roland Corp.	145,600	3,958,103
YONEX Co. Ltd.	345,100	2,751,977
		6,710,080
Specialty Retail - 2.4%
Fast Retailing Co. Ltd.	38,400	10,040,412
ZOZO, Inc.	268,200	5,776,620
		15,817,032
Textiles, Apparel & Luxury Goods - 0.8%
Descente Ltd.	224,000	5,050,608
TOTAL CONSUMER DISCRETIONARY		111,294,547
CONSUMER STAPLES - 3.2%
Consumer Staples Distribution & Retail - 2.7%
Seven & i Holdings Co. Ltd.	869,100	11,229,816
Sugi Holdings Co. Ltd.	152,100	2,231,654
Tsuruha Holdings, Inc.	29,100	1,836,906
Welcia Holdings Co. Ltd.	142,300	2,092,209
		17,390,585
Food Products - 0.5%
Ajinomoto Co., Inc.	89,200	3,316,587
TOTAL CONSUMER STAPLES		20,707,172
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
ENEOS Holdings, Inc.	840,400	3,882,829
INPEX Corp.	812,000	12,163,599
		16,046,428
FINANCIALS - 12.2%
Banks - 5.8%
Sumitomo Mitsui Financial Group, Inc.	653,600	37,126,973
Capital Markets - 0.6%
SBI Holdings, Inc. Japan	155,200	3,778,832
Financial Services - 3.2%
ORIX Corp.	1,004,900	20,565,697
Insurance - 2.6%
Lifenet Insurance Co. (a)(b)	406,600	3,590,195
Tokio Marine Holdings, Inc.	419,200	13,249,401
		16,839,596
TOTAL FINANCIALS		78,311,098
HEALTH CARE - 6.8%
Biotechnology - 0.2%
PeptiDream, Inc. (a)	110,100	1,402,921
Health Care Equipment & Supplies - 3.0%
Hoya Corp.	168,600	19,547,455
Health Care Providers & Services - 0.3%
CUC, Inc. (a)(b)	192,700	2,062,625
Health Care Technology - 0.2%
Medlive Technology Co. Ltd. (c)	1,008,500	1,059,457
Pharmaceuticals - 3.1%
Astellas Pharma, Inc.	775,900	7,447,012
Daiichi Sankyo Kabushiki Kaisha	370,500	12,470,182
		19,917,194
TOTAL HEALTH CARE		43,989,652
INDUSTRIALS - 22.8%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Class A (a)(d)(e)	18,055	1,751,335
Building Products - 0.7%
Toto Ltd.	159,400	4,314,081
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	583,700	10,173,848
Nidec Corp.	73,900	3,460,949
		13,634,797
Industrial Conglomerates - 4.1%
Hitachi Ltd.	289,400	26,700,245
Machinery - 7.9%
Ebara Corp.	31,200	2,571,943
Hoshizaki Corp.	93,400	3,218,444
IHI Corp.	327,800	7,848,894
Kawasaki Heavy Industries Ltd.	105,200	3,256,789
Minebea Mitsumi, Inc.	201,100	3,766,674
Misumi Group, Inc.	366,160	5,952,978
Mitsubishi Heavy Industries Ltd.	851,100	7,609,785
Nabtesco Corp.	155,900	2,571,094
SMC Corp.	27,400	14,395,047
		51,191,648
Professional Services - 5.9%
BayCurrent Consulting, Inc.	221,900	4,723,622
Funai Soken Holdings, Inc.	250,200	3,785,318
Gakujo Co. Ltd. (b)	202,100	2,230,432
Persol Holdings Co. Ltd.	6,714,800	9,288,647
SMS Co., Ltd.	238,300	3,297,474
TechnoPro Holdings, Inc.	623,400	10,618,620
Visional, Inc. (a)	84,500	3,855,589
		37,799,702
Trading Companies & Distributors - 1.8%
Itochu Corp.	253,000	11,414,037
TOTAL INDUSTRIALS		146,805,845
INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment, Instruments & Components - 6.0%
Dexerials Corp.	236,400	8,854,749
Hamamatsu Photonics K.K.	177,400	6,500,233
Ibiden Co. Ltd.	170,400	6,477,502
Iriso Electronics Co. Ltd.	71,200	1,392,295
Murata Manufacturing Co. Ltd.	372,800	6,811,866
Shibaura Electronics Co. Ltd.	68,000	2,632,665
TDK Corp.	138,200	6,165,240
		38,834,550
IT Services - 5.1%
DTS Corp.	185,100	5,049,660
ExaWizards, Inc. (a)(b)	627,500	1,758,451
Fujitsu Ltd.	925,000	14,289,542
NSD Co. Ltd.	373,400	7,298,469
Techmatrix Corp.	407,600	4,319,760
		32,715,882
Semiconductors & Semiconductor Equipment - 5.5%
Furuya Metal Co. Ltd. (b)	5,200	363,719
Renesas Electronics Corp.	1,415,800	22,986,578
ROHM Co. Ltd.	336,400	4,835,701
Sumco Corp.	476,900	7,112,161
		35,298,159
Software - 0.9%
Appier Group, Inc. (a)	76,600	631,345
Money Forward, Inc. (a)	145,800	5,076,956
		5,708,301
Technology Hardware, Storage & Peripherals - 2.5%
FUJIFILM Holdings Corp.	701,200	14,916,268
Sun Corp.	78,000	1,648,749
		16,565,017
TOTAL INFORMATION TECHNOLOGY		129,121,909
MATERIALS - 7.6%
Chemicals - 7.6%
Mitsui Chemicals, Inc.	180,700	5,143,248
Nippon Sanso Holdings Corp.	213,600	6,344,435
Nissan Chemical Corp.	64,500	2,198,688
NOF Corp.	335,700	4,503,728
Resonac Holdings Corp.	240,200	5,208,241
Shin-Etsu Chemical Co. Ltd.	514,800	19,927,362
Tokyo Ohka Kogyo Co. Ltd.	213,300	5,656,352
		48,982,054
REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Relo Group, Inc.	612,000	5,319,876
UTILITIES - 1.5%
Electric Utilities - 1.5%
Kansai Electric Power Co., Inc.	657,600	9,850,468
TOTAL COMMON STOCKS (Cost $522,795,111)		638,445,094

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g) (Cost $7,467,979)	7,467,232	7,467,979

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $530,263,090)	645,913,073
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,733,574)
NET ASSETS - 100.0%	644,179,499

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,059,457 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,751,335 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	558,316	14,720,659	15,278,969	21,915	(6)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,586,272	145,224,567	151,342,860	121,713	-	-	7,467,979	0.0%
Total	14,144,588	159,945,226	166,621,829	143,628	(6)	-	7,467,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	28,016,045	-	28,016,045	-
Consumer Discretionary	111,294,547	-	111,294,547	-
Consumer Staples	20,707,172	-	20,707,172	-
Energy	16,046,428	-	16,046,428	-
Financials	78,311,098	-	78,311,098	-
Health Care	43,989,652	-	43,989,652	-
Industrials	146,805,845	-	145,054,510	1,751,335
Information Technology	129,121,909	-	129,121,909	-
Materials	48,982,054	-	48,982,054	-
Real Estate	5,319,876	-	5,319,876	-
Utilities	9,850,468	-	9,850,468	-

Money Market Funds	7,467,979	7,467,979	-	-
Total Investments in Securities:	645,913,073	7,467,979	636,693,759	1,751,335
Fidelity® Japan Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,097,767) - See accompanying schedule:
Unaffiliated issuers (cost $522,795,111)	$638,445,094
Fidelity Central Funds (cost $7,467,979)	7,467,979

Total Investment in Securities (cost $530,263,090)		$645,913,073
Foreign currency held at value (cost $3,243,326)		3,243,326
Receivable for investments sold		2,244,868
Receivable for fund shares sold		549,037
Dividends receivable		4,920,502
Distributions receivable from Fidelity Central Funds		20,488
Prepaid expenses		242
Total assets		656,891,536
Liabilities
Payable to custodian bank	$929,195
Payable for investments purchased	3,890,242
Payable for fund shares redeemed	61,369
Accrued management fee	307,625
Distribution and service plan fees payable	6,652
Other payables and accrued expenses	48,975
Collateral on securities loaned	7,467,979
Total liabilities		12,712,037
Net Assets		$644,179,499
Net Assets consist of:
Paid in capital		$525,421,148
Total accumulated earnings (loss)		118,758,351
Net Assets		$644,179,499

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,466,949 ÷ 1,100,086 shares)(a)		$15.88
Maximum offering price per share (100/94.25 of $15.88)		$16.85
Class M :
Net Asset Value and redemption price per share ($2,672,655 ÷ 169,383 shares)(a)		$15.78
Maximum offering price per share (100/96.50 of $15.78)		$16.35
Class C :
Net Asset Value and offering price per share ($2,055,506 ÷ 132,817 shares)(a)		$15.48
Japan :
Net Asset Value, offering price and redemption price per share ($169,185,918 ÷ 10,570,767 shares)		$16.01
Class I :
Net Asset Value, offering price and redemption price per share ($38,077,303 ÷ 2,359,705 shares)		$16.14
Class Z :
Net Asset Value, offering price and redemption price per share ($414,721,168 ÷ 25,970,397 shares)		$15.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$6,877,352
Income from Fidelity Central Funds (including $121,713 from security lending)		143,628
Income before foreign taxes withheld		$7,020,980
Less foreign taxes withheld		(686,498)
Total income		6,334,482
Expenses
Management fee
Basic fee	$2,275,299
Performance adjustment	(702,604)
Transfer agent fees	201,076
Distribution and service plan fees	39,032
Accounting fees	99,064
Custodian fees and expenses	20,182
Independent trustees' fees and expenses	1,651
Registration fees	67,715
Audit	33,885
Legal	339
Interest	38,788
Miscellaneous	1,323
Total expenses before reductions	2,075,750
Expense reductions	(28,574)
Total expenses after reductions		2,047,176
Net Investment income (loss)		4,287,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,102,578
Fidelity Central Funds	(6)
Foreign currency transactions	(165,877)
Total net realized gain (loss)		5,936,695
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	67,480,994
Assets and liabilities in foreign currencies	(111,105)
Total change in net unrealized appreciation (depreciation)		67,369,889
Net gain (loss)		73,306,584
Net increase (decrease) in net assets resulting from operations		$77,593,890
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,287,306	$6,921,452
Net realized gain (loss)	5,936,695	32,280,933
Change in net unrealized appreciation (depreciation)	67,369,889	14,095,560
Net increase (decrease) in net assets resulting from operations	77,593,890	53,297,945
Distributions to shareholders	(23,847,306)	-

Share transactions - net increase (decrease)	(41,824,066)	6,725,873

Total increase (decrease) in net assets	11,922,518	60,023,818

Net Assets
Beginning of period	632,256,981	572,233,163
End of period	$644,179,499	$632,256,981

Financial Highlights
Fidelity Advisor® Japan Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.56	$13.26	$20.90	$17.50	$15.80	$14.15
Income from Investment Operations
Net investment income (loss) A,B	.08	.11	.04	.02	.05	.07
Net realized and unrealized gain (loss)	1.79	1.19	(5.58)	3.71	1.81	1.58
Total from investment operations	1.87	1.30	(5.54)	3.73	1.86	1.65
Distributions from net investment income	(.09)	-	(.55)	(.07)	(.07)	-
Distributions from net realized gain	(.46)	-	(1.55)	(.25)	(.09)	-
Total distributions	(.55)	-	(2.10)	(.33) C	(.16)	-
Net asset value, end of period	$15.88	$14.56	$13.26	$20.90	$17.50	$15.80
Total Return D,E,F	13.05%	9.80%	(29.38)%	21.42%	11.85%	11.66%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	1.22%	1.39%	1.38%	1.37%	1.33%
Expenses net of fee waivers, if any	.98 % I	1.22%	1.39%	1.38%	1.37%	1.32%
Expenses net of all reductions	.97% I	1.21%	1.39%	1.38%	1.37%	1.32%
Net investment income (loss)	.98% I	.69%	.26%	.08%	.35%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$17,467	$15,764	$13,004	$20,357	$16,181	$16,069
Portfolio turnover rate J	24 % I	25%	26%	31%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.44	$13.19	$20.76	$17.40	$15.71	$14.11
Income from Investment Operations
Net investment income (loss) A,B	.06	.06	(.01)	(.05)	.01	.03
Net realized and unrealized gain (loss)	1.78	1.19	(5.55)	3.69	1.80	1.57
Total from investment operations	1.84	1.25	(5.56)	3.64	1.81	1.60
Distributions from net investment income	(.04)	-	(.46)	(.02)	(.03)	-
Distributions from net realized gain	(.46)	-	(1.55)	(.25)	(.09)	-
Total distributions	(.50)	-	(2.01)	(.28) C	(.12)	-
Net asset value, end of period	$15.78	$14.44	$13.19	$20.76	$17.40	$15.71
Total Return D,E,F	12.87%	9.48%	(29.55)%	21.00%	11.55%	11.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.24% I	1.51%	1.69%	1.70%	1.67%	1.64%
Expenses net of fee waivers, if any	1.23 % I	1.50%	1.69%	1.70%	1.67%	1.64%
Expenses net of all reductions	1.23% I	1.49%	1.69%	1.70%	1.67%	1.63%
Net investment income (loss)	.73% I	.42%	(.04)%	(.23)%	.04%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,673	$2,354	$2,282	$3,919	$3,728	$3,945
Portfolio turnover rate J	24 % I	25%	26%	31%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$13.00	$20.43	$17.17	$15.49	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	(.07)	(.12)	(.05)	(.02)
Net realized and unrealized gain (loss)	1.75	1.17	(5.49)	3.63	1.77	1.54
Total from investment operations	1.77	1.17	(5.56)	3.51	1.72	1.52
Distributions from net investment income	-	-	(.33)	(.01)	-	-
Distributions from net realized gain	(.46)	-	(1.55)	(.25)	(.04)	-
Total distributions	(.46)	-	(1.87) D	(.25) D	(.04)	-
Net asset value, end of period	$15.48	$14.17	$13.00	$20.43	$17.17	$15.49
Total Return E,F,G	12.64%	9.00%	(29.85)%	20.54%	11.09%	10.88%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.72% J	1.94%	2.11%	2.09%	2.06%	2.01%
Expenses net of fee waivers, if any	1.71 % J	1.93%	2.10%	2.09%	2.05%	2.00%
Expenses net of all reductions	1.71% J	1.93%	2.10%	2.09%	2.05%	2.00%
Net investment income (loss)	.24% J	(.02)%	(.46)%	(.63)%	(.34)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,056	$1,779	$2,179	$4,778	$6,167	$8,829
Portfolio turnover rate K	24 % J	25%	26%	31%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Japan Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.69	$13.35	$21.01	$17.58	$15.86	$14.20
Income from Investment Operations
Net investment income (loss) A,B	.10	.15	.08	.08	.10	.12
Net realized and unrealized gain (loss)	1.82	1.19	(5.60)	3.72	1.81	1.59
Total from investment operations	1.92	1.34	(5.52)	3.80	1.91	1.71
Distributions from net investment income	(.14)	-	(.59)	(.11)	(.11)	(.05)
Distributions from net realized gain	(.46)	-	(1.55)	(.25)	(.09)	-
Total distributions	(.60)	-	(2.14)	(.37) C	(.19) C	(.05)
Net asset value, end of period	$16.01	$14.69	$13.35	$21.01	$17.58	$15.86
Total Return D,E	13.24%	10.04%	(29.16)%	21.75%	12.16%	12.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.96%	1.13%	1.09%	1.06%	1.01%
Expenses net of fee waivers, if any	.71 % H	.95%	1.12%	1.09%	1.06%	1.01%
Expenses net of all reductions	.71% H	.95%	1.12%	1.09%	1.06%	1.00%
Net investment income (loss)	1.25% H	.96%	.52%	.37%	.65%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$169,186	$149,990	$113,015	$167,954	$274,433	$401,344
Portfolio turnover rate I	24 % H	25%	26%	31%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.81	$13.45	$20.97	$17.56	$15.85	$14.18
Income from Investment Operations
Net investment income (loss) A,B	.10	.15	.09	.09	.11	.13
Net realized and unrealized gain (loss)	1.83	1.21	(5.65)	3.71	1.81	1.58
Total from investment operations	1.93	1.36	(5.56)	3.80	1.92	1.71
Distributions from net investment income	(.14)	-	(.41)	(.14)	(.12)	(.04)
Distributions from net realized gain	(.46)	-	(1.55)	(.25)	(.09)	-
Total distributions	(.60)	-	(1.96)	(.39)	(.21)	(.04)
Net asset value, end of period	$16.14	$14.81	$13.45	$20.97	$17.56	$15.85
Total Return C,D	13.21%	10.11%	(29.15)%	21.80%	12.20%	12.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.94%	1.09%	1.04%	1.01%	.96%
Expenses net of fee waivers, if any	.73 % G	.94%	1.09%	1.04%	1.01%	.96%
Expenses net of all reductions	.73% G	.94%	1.09%	1.04%	1.00%	.95%
Net investment income (loss)	1.23% G	.97%	.56%	.43%	.71%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$38,077	$32,712	$33,320	$48,887	$473,859	$319,164
Portfolio turnover rate H	24 % G	25%	26%	31%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.68	$13.31	$20.98	$17.56	$15.84	$14.19
Income from Investment Operations
Net investment income (loss) A,B	.11	.17	.11	.10	.13	.14
Net realized and unrealized gain (loss)	1.80	1.20	(5.59)	3.72	1.81	1.57
Total from investment operations	1.91	1.37	(5.48)	3.82	1.94	1.71
Distributions from net investment income	(.16)	-	(.64)	(.15)	(.13)	(.06)
Distributions from net realized gain	(.46)	-	(1.55)	(.25)	(.09)	-
Total distributions	(.62)	-	(2.19)	(.40)	(.22)	(.06)
Net asset value, end of period	$15.97	$14.68	$13.31	$20.98	$17.56	$15.84
Total Return C,D	13.23%	10.29%	(29.07)%	21.93%	12.36%	12.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58% G	.80%	.96%	.96%	.92%	.87%
Expenses net of fee waivers, if any	.57 % G	.79%	.96%	.96%	.92%	.87%
Expenses net of all reductions	.57% G	.79%	.96%	.96%	.92%	.86%
Net investment income (loss)	1.39% G	1.12%	.69%	.51%	.79%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$414,721	$429,659	$408,434	$585,487	$8,368	$8,136
Portfolio turnover rate H	24 % G	25%	26%	31%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$175,253,566
Gross unrealized depreciation	(65,752,573)
Net unrealized appreciation (depreciation)	$109,500,993
Tax cost	$536,412,080

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Fund	75,359,502	136,911,235
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.86
Japan	.87
Class I	.87
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.86
Japan	.83
Class I	.87
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Japan Fund	TOPIX

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Japan. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.22)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	22,178	2,548
Class M	.25%	.25%	6,638	27
Class C	.75%	.25%	10,216	3,448
			39,032	6,023

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,413
Class M	66
Class CA	25
3,504

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.1827
Japan	.1937
Class I	.1893

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	11,693.20
Class M	1,776.21
Class C	1,208.18
Japan	104,766.19
Class I	24,297.19
Class Z	57,336.04
	201,076

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Japan Fund	.0466

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Fund	Borrower	17,489,214	5.57%	37,852

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Japan Fund	-	294,358	98,368
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Japan Fund	596
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Japan Fund	12,893	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Fund	1,155,600	5.83%	936
9. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class A	24
Class M	47
Class C	3
74

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28,500.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Japan Fund
Distributions to shareholders
Class A	$601,432	$ -
Class M	80,704	-
Class C	58,025	-
Japan	5,977,883	-
Class I	1,377,391	-
Class Z	15,751,871	-
Total	$23,847,306	$-
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Japan Fund
Class A
Shares sold	83,576	253,562	$1,332,646	$4,046,153
Reinvestment of distributions	37,678	-	571,577	-
Shares redeemed	(103,748)	(151,426)	(1,654,700)	(2,307,493)
Net increase (decrease)	17,506	102,136	$249,523	$1,738,660
Class M
Shares sold	5,740	12,539	$91,987	$196,973
Reinvestment of distributions	5,341	-	80,602	-
Shares redeemed	(4,736)	(22,565)	(74,900)	(338,510)
Net increase (decrease)	6,345	(10,026)	$97,689	$(141,537)
Class C
Shares sold	19,748	39,644	$304,498	$604,997
Reinvestment of distributions	3,913	-	58,025	-
Shares redeemed	(16,402)	(81,701)	(253,842)	(1,220,282)
Net increase (decrease)	7,259	(42,057)	$108,681	$(615,285)
Japan
Shares sold	1,802,620	4,480,372	$29,219,879	$70,308,105
Reinvestment of distributions	360,541	-	5,509,063	-
Shares redeemed	(1,800,412)	(2,739,105)	(28,842,105)	(42,188,958)
Net increase (decrease)	362,749	1,741,267	$5,886,837	$28,119,147
Class I
Shares sold	647,354	2,062,944	$10,453,999	$32,061,275
Reinvestment of distributions	86,366	-	1,330,039	-
Shares redeemed	(582,454)	(2,330,965)	(9,419,528)	(34,977,085)
Net increase (decrease)	151,266	(268,021)	$2,364,510	$(2,915,810)
Class Z
Shares sold	6,679,073	5,627,405	$101,405,712	$89,494,212
Reinvestment of distributions	630,507	-	9,602,617	-
Shares redeemed	(10,615,795)	(7,035,462)	(161,539,635)	(108,953,514)
Net increase (decrease)	(3,306,215)	(1,408,057)	$(50,531,306)	$(19,459,302)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity Japan Fund	24%	39%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Fund	63%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Japan Smaller Companies Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

INPEX Corp. (Oil, Gas & Consumable Fuels)	3.5
Yamato Kogyo Co. Ltd. (Metals & Mining)	2.6
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	2.5
Money Forward, Inc. (Software)	2.3
Suzuki Motor Corp. (Automobiles)	2.2
Mitsubishi Heavy Industries Ltd. (Machinery)	2.2
SWCC Showa Holdings Co. Ltd. (Electrical Equipment)	2.1
Kyoto Financial Group, Inc. (Banks)	2.0
Amano Corp. (Electronic Equipment, Instruments & Components)	2.0
Kansai Electric Power Co., Inc. (Electric Utilities)	2.0
23.4

Market Sectors (% of Fund's net assets)

Industrials	23.2
Information Technology	19.1
Consumer Discretionary	13.9
Financials	12.6
Materials	10.3
Consumer Staples	5.9
Energy	4.8
Utilities	3.3
Health Care	2.6
Communication Services	1.6
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Japan Smaller Companies Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Entertainment - 1.6%
Capcom Co. Ltd.	415,400	6,838,498
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 3.2%
Subaru Corp.	199,000	4,443,469
Suzuki Motor Corp.	839,600	9,777,802
		14,221,271
Broadline Retail - 1.8%
Pan Pacific International Holdings Ltd.	329,500	7,738,646
Distributors - 1.7%
Central Automotive Products Ltd.	198,100	7,251,468
Hotels, Restaurants & Leisure - 1.2%
Koshidaka Holdings Co. Ltd.	927,800	5,075,716
Leisure Products - 0.9%
Roland Corp.	88,900	2,416,726
YONEX Co. Ltd.	212,400	1,693,770
		4,110,496
Specialty Retail - 4.3%
ABC-MART, Inc.	273,000	5,437,692
Fast Retailing Co. Ltd.	22,900	5,987,642
Fuji Corp. (a)	633,600	7,359,461
		18,784,795
Textiles, Apparel & Luxury Goods - 0.8%
Fujibo Holdings, Inc.	137,000	3,621,377
TOTAL CONSUMER DISCRETIONARY		60,803,769
CONSUMER STAPLES - 5.9%
Beverages - 1.6%
Asahi Group Holdings	211,000	7,218,096
Consumer Staples Distribution & Retail - 0.7%
Kato Sangyo	110,500	3,204,499
Food Products - 3.6%
Ajinomoto Co., Inc.	156,600	5,822,619
Kotobuki Spirits Co. Ltd.	459,300	4,729,214
Toyo Suisan Kaisha Ltd.	80,500	5,034,013
		15,585,846
TOTAL CONSUMER STAPLES		26,008,441
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
ENEOS Holdings, Inc.	1,218,700	5,630,656
INPEX Corp.	1,014,700	15,200,007
		20,830,663
FINANCIALS - 12.6%
Banks - 4.5%
Chiba Bank Ltd.	819,000	6,918,148
Hokuhoku Financial Group, Inc.	306,000	3,753,685
Kyoto Financial Group, Inc.	500,100	8,901,365
		19,573,198
Consumer Finance - 1.4%
Credit Saison Co. Ltd.	332,400	6,135,825
Financial Services - 0.7%
Zenkoku Hosho Co. Ltd.	91,800	3,223,278
Insurance - 6.0%
FP Partner, Inc.	68,000	2,165,549
Lifenet Insurance Co. (a)(b)	322,400	2,846,726
Sompo Holdings, Inc.	351,300	6,952,273
T&D Holdings, Inc.	394,200	6,432,292
Tokio Marine Holdings, Inc.	255,700	8,081,755
		26,478,595
TOTAL FINANCIALS		55,410,896
HEALTH CARE - 2.6%
Health Care Providers & Services - 0.7%
As One Corp.	184,200	3,034,746
Pharmaceuticals - 1.9%
Eisai Co. Ltd.	103,600	4,254,754
Santen Pharmaceutical Co. Ltd.	437,000	4,221,021
		8,475,775
TOTAL HEALTH CARE		11,510,521
INDUSTRIALS - 23.2%
Construction & Engineering - 0.7%
Raito Kogyo Co. Ltd.	233,900	3,039,228
Electrical Equipment - 3.5%
Fuji Electric Co. Ltd.	99,500	6,189,291
SWCC Showa Holdings Co. Ltd.	346,600	9,138,819
		15,328,110
Ground Transportation - 1.4%
Kyushu Railway Co.	285,200	6,136,341
Machinery - 5.2%
CKD Corp.	226,500	4,233,064
IHI Corp.	190,200	4,554,178
Minebea Mitsumi, Inc.	226,200	4,236,806
Mitsubishi Heavy Industries Ltd.	1,073,000	9,593,819
		22,617,867
Marine Transportation - 1.0%
Nippon Concept Corp.	379,200	4,353,672
Professional Services - 4.8%
Funai Soken Holdings, Inc.	262,780	3,975,643
Open Up Group, Inc.	373,100	4,726,366
Rise Consulting Group, Inc.	329,300	1,652,266
TKC Corp.	206,900	4,761,390
Visional, Inc. (b)	132,600	6,050,310
		21,165,975
Trading Companies & Distributors - 5.2%
Hanwa Co. Ltd.	140,250	5,396,314
Inaba Denki Sangyo Co. Ltd.	192,500	4,491,132
Itochu Corp.	115,000	5,188,199
Mitani Shoji Co. Ltd.	281,800	2,973,939
Senshu Electric Co. Ltd. (a)	137,100	4,777,673
		22,827,257
Transportation Infrastructure - 1.4%
Kamigumi Co. Ltd.	294,300	6,355,582
TOTAL INDUSTRIALS		101,824,032
INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment, Instruments & Components - 8.3%
Amano Corp.	365,800	8,797,955
Azbil Corp.	151,400	4,228,602
Dexerials Corp.	141,500	5,300,114
Ibiden Co. Ltd.	89,700	3,409,812
Maruwa Ceramic Co. Ltd.	37,300	7,860,149
Riken Keiki Co. Ltd.	127,400	3,117,313
Shibaura Electronics Co. Ltd.	97,900	3,790,263
		36,504,208
IT Services - 3.8%
Argo Graphics, Inc.	266,700	6,841,862
Net One Systems Co. Ltd.	217,000	3,630,981
NSD Co. Ltd.	308,900	6,037,753
		16,510,596
Semiconductors & Semiconductor Equipment - 3.8%
Renesas Electronics Corp.	663,600	10,774,045
Sumco Corp.	395,157	5,893,102
		16,667,147
Software - 2.3%
Money Forward, Inc. (b)	290,450	10,113,867
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp.	193,800	4,122,608
TOTAL INFORMATION TECHNOLOGY		83,918,426
MATERIALS - 10.3%
Chemicals - 5.3%
C. Uyemura & Co. Ltd.	98,000	6,414,746
Fujimi, Inc.	160,900	3,489,878
NOF Corp.	367,200	4,926,330
Osaka Soda Co. Ltd.	80,400	4,715,338
Tokyo Ohka Kogyo Co. Ltd.	147,200	3,903,492
		23,449,784
Construction Materials - 1.0%
Maeda Kosen Co. Ltd.	190,000	4,158,131
Metals & Mining - 4.0%
Dowa Holdings Co. Ltd.	158,500	5,935,350
Yamato Kogyo Co. Ltd.	215,700	11,589,387
		17,524,737
TOTAL MATERIALS		45,132,652
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Relo Group, Inc.	209,215	1,818,624
UTILITIES - 3.3%
Electric Utilities - 2.0%
Kansai Electric Power Co., Inc.	573,200	8,586,205
Gas Utilities - 1.3%
Nippon Gas Co. Ltd.	357,400	5,828,913
TOTAL UTILITIES		14,415,118
TOTAL COMMON STOCKS (Cost $335,505,454)		428,511,640

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	592,448	592,566
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,695,001	1,695,170
TOTAL MONEY MARKET FUNDS (Cost $2,287,736)		2,287,736

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $337,793,190)	430,799,376
NET OTHER ASSETS (LIABILITIES) - 1.8%	7,846,486
NET ASSETS - 100.0%	438,645,862

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	163,542	15,227,520	14,798,490	9,763	(6)	-	592,566	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,158,092	126,817,832	138,280,754	42,629	-	-	1,695,170	0.0%
Total	13,321,634	142,045,352	153,079,244	52,392	(6)	-	2,287,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,838,498	-	6,838,498	-
Consumer Discretionary	60,803,769	-	60,803,769	-
Consumer Staples	26,008,441	-	26,008,441	-
Energy	20,830,663	-	20,830,663	-
Financials	55,410,896	-	55,410,896	-
Health Care	11,510,521	-	11,510,521	-
Industrials	101,824,032	-	101,824,032	-
Information Technology	83,918,426	-	83,918,426	-
Materials	45,132,652	-	45,132,652	-
Real Estate	1,818,624	-	1,818,624	-
Utilities	14,415,118	-	14,415,118	-

Money Market Funds	2,287,736	2,287,736	-	-
Total Investments in Securities:	430,799,376	2,287,736	428,511,640	-
Fidelity® Japan Smaller Companies Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,567,321) - See accompanying schedule:
Unaffiliated issuers (cost $335,505,454)	$428,511,640
Fidelity Central Funds (cost $2,287,736)	2,287,736

Total Investment in Securities (cost $337,793,190)		$430,799,376
Foreign currency held at value (cost $5,161,421)		5,015,602
Receivable for investments sold		4,813,719
Receivable for fund shares sold		200,317
Dividends receivable		4,310,222
Distributions receivable from Fidelity Central Funds		7,558
Prepaid expenses		140
Total assets		445,146,934
Liabilities
Payable for investments purchased	$4,438,964
Payable for fund shares redeemed	12,754
Accrued management fee	310,985
Other payables and accrued expenses	43,199
Collateral on securities loaned	1,695,170
Total liabilities		6,501,072
Net Assets		$438,645,862
Net Assets consist of:
Paid in capital		$359,924,407
Total accumulated earnings (loss)		78,721,455
Net Assets		$438,645,862
Net Asset Value, offering price and redemption price per share ($438,645,862 ÷ 29,049,454 shares)		$15.10
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$5,926,600
Income from Fidelity Central Funds (including $42,629 from security lending)		52,392
Income before foreign taxes withheld		$5,978,992
Less foreign taxes withheld		(594,906)
Total income		5,384,086
Expenses
Management fee	$1,670,250
Transfer agent fees	234,926
Accounting fees	76,922
Custodian fees and expenses	17,300
Independent trustees' fees and expenses	1,175
Registration fees	16,729
Audit	28,998
Legal	247
Interest	9,747
Miscellaneous	844
Total expenses before reductions	2,057,138
Expense reductions	(20,801)
Total expenses after reductions		2,036,337
Net Investment income (loss)		3,347,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,977,818)
Fidelity Central Funds	(6)
Foreign currency transactions	(328,983)
Total net realized gain (loss)		(3,306,807)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,771,315
Assets and liabilities in foreign currencies	114,885
Total change in net unrealized appreciation (depreciation)		58,886,200
Net gain (loss)		55,579,393
Net increase (decrease) in net assets resulting from operations		$58,927,142
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,347,749	$5,244,318
Net realized gain (loss)	(3,306,807)	17,301,493
Change in net unrealized appreciation (depreciation)	58,886,200	7,606,221
Net increase (decrease) in net assets resulting from operations	58,927,142	30,152,032
Distributions to shareholders	(13,096,272)	(198,124)

Share transactions
Proceeds from sales of shares	17,566,606	104,318,260
Reinvestment of distributions	12,571,486	192,250
Cost of shares redeemed	(73,192,685)	(63,019,461)

Net increase (decrease) in net assets resulting from share transactions	(43,054,593)	41,491,049
Total increase (decrease) in net assets	2,776,277	71,444,957

Net Assets
Beginning of period	435,869,585	364,424,628
End of period	$438,645,862	$435,869,585

Other Information
Shares
Sold	1,163,901	7,080,855
Issued in reinvestment of distributions	873,020	14,575
Redeemed	(4,846,428)	(4,466,160)
Net increase (decrease)	(2,809,507)	2,629,270

Financial Highlights
Fidelity® Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$12.47	$17.92	$16.64	$17.60	$17.12
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.19	.20	.16	.22
Net realized and unrealized gain (loss)	1.74	1.04	(3.75)	1.36	.11	1.10
Total from investment operations	1.85	1.22	(3.56)	1.56	.27	1.32
Distributions from net investment income	(.33)	(.01)	(.51)	(.19)	(.23)	(.11)
Distributions from net realized gain	(.10)	-	(1.38)	(.10)	(1.00)	(.73)
Total distributions	(.43)	(.01)	(1.89)	(.28) C	(1.23)	(.84)
Net asset value, end of period	$15.10	$13.68	$12.47	$17.92	$16.64	$17.60
Total Return D,E	13.64%	9.76%	(21.95)%	9.44%	1.31%	8.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89% H	.92%	.91%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.88 % H	.91%	.91%	.91%	.92%	.93%
Expenses net of all reductions	.88% H	.91%	.91%	.91%	.92%	.93%
Net investment income (loss)	1.45% H	1.26%	1.33%	1.13%	1.02%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$438,646	$435,870	$364,425	$501,214	$523,774	$685,651
Portfolio turnover rate I	23 % H	36%	38%	23%	20%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,505,157
Gross unrealized depreciation	(17,403,164)
Net unrealized appreciation (depreciation)	$82,101,993
Tax cost	$348,697,383
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Smaller Companies Fund	51,733,731	100,312,536
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Japan Smaller Companies Fund	.84

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Japan Smaller Companies Fund	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1535%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Japan Smaller Companies Fund	.0497

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Smaller Companies Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Smaller Companies Fund	Borrower	7,880,125	5.57%	9,747

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Japan Smaller Companies Fund	241,483	7,852,683	3,726,851
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Japan Smaller Companies Fund	424
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Japan Smaller Companies Fund	4,568	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $20,801.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	VIP Funds Manager 60% Portfolio
Fidelity Japan Smaller Companies Fund	10%	20%	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Smaller Companies Fund	53%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Latin America Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Genomma Lab Internacional SA de CV (Mexico, Pharmaceuticals)	10.8
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	9.2
Afya Ltd. (Brazil, Diversified Consumer Services)	6.4
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	4.8
Hypera SA (Brazil, Pharmaceuticals)	4.5
Caixa Seguridade Participacoes (Brazil, Insurance)	4.5
Sendas Distribuidora SA (Brazil, Consumer Staples Distribution & Retail)	4.4
Intercorp Financial Services, Inc. (Peru, Banks)	4.0
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (Brazil, Ground Transportation)	4.0
Qualitas Controladora S.A.B. de CV (Mexico, Insurance)	3.8
56.4

Market Sectors (% of Fund's net assets)

Financials	31.7
Health Care	22.0
Consumer Staples	10.3
Energy	9.2
Consumer Discretionary	9.1
Industrials	7.4
Materials	5.6
Utilities	3.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of  April 30, 2024, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Latin America Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 82.9%
	Shares	Value ($)
Brazil - 44.2%
Afya Ltd. (a)	888,331	15,305,943
Atacadao SA	4,008,263	8,622,327
Caixa Seguridade Participacoes	3,616,219	10,905,903
CM Hospitalar SA (a)	3,211,887	3,117,496
Equatorial Energia SA	1,449,559	8,539,462
Hapvida Participacoes e Investimentos SA (a)(b)	8,454,210	6,007,787
Hypera SA (a)	1,918,855	10,908,716
PagSeguro Digital Ltd. (a)	680,413	8,471,142
Sendas Distribuidora SA	4,231,165	10,690,769
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,976,756	9,552,967
Vasta Platform Ltd. (a)	1,725,714	6,557,713
XP, Inc. Class A	372,117	7,617,235
TOTAL BRAZIL		106,297,460
Mexico - 27.0%
Banco del Bajio SA (b)	2,016,201	7,433,607
Becle S.A.B. de CV (c)	2,778,531	5,644,404
Genomma Lab Internacional SA de CV (c)	26,714,569	26,058,427
Grupo Aeroportuario Norte S.A.B. de CV	736,823	8,157,603
Qualitas Controladora S.A.B. de CV (c)	698,319	9,131,966
Regional S.A.B. de CV (c)	948,024	8,562,280
TOTAL MEXICO		64,988,287
Peru - 6.9%
Auna SA (c)	1,020,707	6,940,808
Intercorp Financial Services, Inc.	448,354	9,558,907
TOTAL PERU		16,499,715
Sweden - 1.2%
VEF AB (a)	14,010,796	2,905,037
United States of America - 3.6%
GCC S.A.B. de CV	751,657	8,555,264
TOTAL COMMON STOCKS (Cost $211,413,417)		199,245,763

Nonconvertible Preferred Stocks - 16.0%
	Shares	Value ($)
Brazil - 16.0%
Itausa-Investimentos Itau SA (PN)	6,332,709	11,659,034
Metalurgica Gerdau SA (PN)	2,311,074	4,708,848
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,732,566	22,112,703

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,831,256)		38,480,585

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	902,022	902,203
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	8,506,554	8,507,405
TOTAL MONEY MARKET FUNDS (Cost $9,409,608)		9,409,608

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $243,654,281)	247,135,956
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(6,731,811)
NET ASSETS - 100.0%	240,404,145

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,441,394 or 5.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	31,965,610	31,063,486	42,313	79	-	902,203	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,830,855	32,073,041	28,396,491	8,729	-	-	8,507,405	0.0%
Total	4,830,855	64,038,651	59,459,977	51,042	79	-	9,409,608

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	21,863,656	21,863,656	-	-
Consumer Staples	24,957,500	24,957,500	-	-
Energy	22,112,703	22,112,703	-	-
Financials	76,245,111	76,245,111	-	-
Health Care	53,033,234	53,033,234	-	-
Industrials	17,710,570	17,710,570	-	-
Materials	13,264,112	13,264,112	-	-
Utilities	8,539,462	8,539,462	-	-

Money Market Funds	9,409,608	9,409,608	-	-
Total Investments in Securities:	247,135,956	247,135,956	-	-
Fidelity® Latin America Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,824,602) - See accompanying schedule:
Unaffiliated issuers (cost $234,244,673)	$237,726,348
Fidelity Central Funds (cost $9,409,608)	9,409,608

Total Investment in Securities (cost $243,654,281)		$247,135,956
Receivable for fund shares sold		31,345
Dividends receivable		2,065,680
Distributions receivable from Fidelity Central Funds		7,126
Prepaid expenses		95
Total assets		249,240,202
Liabilities
Payable for fund shares redeemed	$64,400
Accrued management fee	181,409
Distribution and service plan fees payable	5,079
Other payables and accrued expenses	80,343
Collateral on securities loaned	8,504,826
Total liabilities		8,836,057
Net Assets		$240,404,145
Net Assets consist of:
Paid in capital		$314,789,293
Total accumulated earnings (loss)		(74,385,148)
Net Assets		$240,404,145

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($12,831,741 ÷ 668,614 shares)(a)		$19.19
Maximum offering price per share (100/94.25 of $19.19)		$20.36
Class M :
Net Asset Value and redemption price per share ($2,602,310 ÷ 135,214 shares)(a)		$19.25
Maximum offering price per share (100/96.50 of $19.25)		$19.95
Class C :
Net Asset Value and offering price per share ($1,453,312 ÷ 74,903 shares)(a)		$19.40
Latin America :
Net Asset Value, offering price and redemption price per share ($219,883,480 ÷ 11,480,909 shares)		$19.15
Class I :
Net Asset Value, offering price and redemption price per share ($3,015,188 ÷ 157,747 shares)		$19.11
Class Z :
Net Asset Value, offering price and redemption price per share ($618,114 ÷ 32,210 shares)		$19.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$6,385,137
Income from Fidelity Central Funds (including $8,729 from security lending)		51,042
Income before foreign taxes withheld		$6,436,179
Less foreign taxes withheld		(270,596)
Total income		6,165,583
Expenses
Management fee	$987,803
Transfer agent fees	188,179
Distribution and service plan fees	32,196
Accounting fees	45,218
Custodian fees and expenses	40,645
Independent trustees' fees and expenses	684
Registration fees	44,995
Audit	35,113
Legal	1,333
Miscellaneous	533
Total expenses before reductions	1,376,699
Expense reductions	(12,350)
Total expenses after reductions		1,364,349
Net Investment income (loss)		4,801,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,132,303
Fidelity Central Funds	79
Foreign currency transactions	(24,828)
Total net realized gain (loss)		3,107,554
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,040,399
Assets and liabilities in foreign currencies	(18,359)
Total change in net unrealized appreciation (depreciation)		22,022,040
Net gain (loss)		25,129,594
Net increase (decrease) in net assets resulting from operations		$29,930,828
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,801,234	$14,702,353
Net realized gain (loss)	3,107,554	(191,243)
Change in net unrealized appreciation (depreciation)	22,022,040	(36,891,605)
Net increase (decrease) in net assets resulting from operations	29,930,828	(22,380,495)
Distributions to shareholders	(11,562,386)	(21,810,363)

Share transactions - net increase (decrease)	(18,226,373)	(262,025)

Total increase (decrease) in net assets	142,069	(44,452,883)

Net Assets
Beginning of period	240,262,076	284,714,959
End of period	$240,404,145	$240,262,076

Financial Highlights
Fidelity Advisor® Latin America Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.89	$21.18	$19.37	$17.40	$28.36	$21.98
Income from Investment Operations
Net investment income (loss) A,B	.34	1.02	1.60	.15	.04	.69
Net realized and unrealized gain (loss)	1.79	(2.73)	.68	1.82	(10.40)	6.11
Total from investment operations	2.13	(1.71)	2.28	1.97	(10.36)	6.80
Distributions from net investment income	(.83)	(1.58)	(.47)	- C	(.60)	(.42)
Total distributions	(.83)	(1.58)	(.47)	- C	(.60)	(.42)
Net asset value, end of period	$19.19	$17.89	$21.18	$19.37	$17.40	$28.36
Total Return D,E,F	11.81%	(8.07)%	12.17%	11.34%	(37.31)%	31.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.26% I	1.33%	1.32%	1.33%	1.36%	1.36%
Expenses net of fee waivers, if any	1.25 % I	1.32%	1.32%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.25% I	1.32%	1.32%	1.33%	1.33%	1.36%
Net investment income (loss)	3.36% I	5.29%	7.98%	.70%	.18%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$12,832	$12,309	$13,309	$10,217	$9,131	$17,953
Portfolio turnover rate J	15 % I	37%	48%	33%	54%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.91	$21.19	$19.35	$17.44	$28.41	$22.00
Income from Investment Operations
Net investment income (loss) A,B	.32	.98	1.55	.10	(.02)	.63
Net realized and unrealized gain (loss)	1.80	(2.73)	.69	1.81	(10.42)	6.13
Total from investment operations	2.12	(1.75)	2.24	1.91	(10.44)	6.76
Distributions from net investment income	(.78)	(1.53)	(.40)	-	(.53)	(.35)
Total distributions	(.78)	(1.53)	(.40)	-	(.53)	(.35)
Net asset value, end of period	$19.25	$17.91	$21.19	$19.35	$17.44	$28.41
Total Return C,D,E	11.74%	(8.30)%	11.92%	10.95%	(37.45)%	31.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.50% H	1.58%	1.58%	1.59%	1.62%	1.64%
Expenses net of fee waivers, if any	1.49 % H	1.57%	1.58%	1.59%	1.61%	1.63%
Expenses net of all reductions	1.49% H	1.56%	1.58%	1.59%	1.59%	1.63%
Net investment income (loss)	3.12% H	5.06%	7.72%	.44%	(.09)%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,602	$2,606	$3,024	$2,701	$2,912	$6,032
Portfolio turnover rate I	15 % H	37%	48%	33%	54%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.04	$21.33	$19.45	$17.61	$28.67	$22.16
Income from Investment Operations
Net investment income (loss) A,B	.27	.88	1.46	(.01)	(.13)	.51
Net realized and unrealized gain (loss)	1.80	(2.74)	.71	1.85	(10.56)	6.21
Total from investment operations	2.07	(1.86)	2.17	1.84	(10.69)	6.72
Distributions from net investment income	(.71)	(1.43)	(.29)	-	(.37)	(.21)
Total distributions	(.71)	(1.43)	(.29)	-	(.37)	(.21)
Net asset value, end of period	$19.40	$18.04	$21.33	$19.45	$17.61	$28.67
Total Return C,D,E	11.41%	(8.77)%	11.36%	10.45%	(37.78)%	30.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.02% H	2.08%	2.08%	2.08%	2.11%	2.12%
Expenses net of fee waivers, if any	2.01 % H	2.07%	2.07%	2.08%	2.11%	2.12%
Expenses net of all reductions	2.01% H	2.07%	2.07%	2.08%	2.09%	2.12%
Net investment income (loss)	2.60% H	4.54%	7.22%	(.05)%	(.58)%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,453	$1,134	$946	$656	$810	$3,438
Portfolio turnover rate I	15 % H	37%	48%	33%	54%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Latin America Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.87	$21.17	$19.36	$17.36	$28.30	$21.94
Income from Investment Operations
Net investment income (loss) A,B	.36	1.07	1.65	.22	.10	.77
Net realized and unrealized gain (loss)	1.79	(2.74)	.69	1.79	(10.36)	6.09
Total from investment operations	2.15	(1.67)	2.34	2.01	(10.26)	6.86
Distributions from net investment income	(.87)	(1.63)	(.53)	(.01)	(.68)	(.50)
Total distributions	(.87)	(1.63)	(.53)	(.01)	(.68)	(.50)
Net asset value, end of period	$19.15	$17.87	$21.17	$19.36	$17.36	$28.30
Total Return C,D	11.97%	(7.88)%	12.55%	11.58%	(37.13)%	32.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.01% G	1.07%	1.06%	1.04%	1.05%	1.05%
Expenses net of fee waivers, if any	1.00 % G	1.06%	1.05%	1.04%	1.05%	1.04%
Expenses net of all reductions	1.00% G	1.06%	1.05%	1.04%	1.03%	1.04%
Net investment income (loss)	3.62% G	5.55%	8.24%	.99%	.48%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$219,883	$217,336	$262,361	$262,484	$277,942	$517,901
Portfolio turnover rate H	15 % G	37%	48%	33%	54%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.85	$21.15	$19.34	$17.34	$28.28	$21.92
Income from Investment Operations
Net investment income (loss) A,B	.37	1.07	1.67	.23	.12	.78
Net realized and unrealized gain (loss)	1.78	(2.73)	.67	1.78	(10.34)	6.08
Total from investment operations	2.15	(1.66)	2.34	2.01	(10.22)	6.86
Distributions from net investment income	(.89)	(1.64)	(.53)	(.01)	(.72)	(.50)
Total distributions	(.89)	(1.64)	(.53)	(.01)	(.72)	(.50)
Net asset value, end of period	$19.11	$17.85	$21.15	$19.34	$17.34	$28.28
Total Return C,D	11.97%	(7.83)%	12.57%	11.60%	(37.07)%	32.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97% G	1.02%	1.02%	1.00%	.99%	1.01%
Expenses net of fee waivers, if any	.97 % G	1.02%	1.02%	1.00%	.99%	1.00%
Expenses net of all reductions	.97% G	1.02%	1.02%	1.00%	.97%	1.00%
Net investment income (loss)	3.65% G	5.60%	8.28%	1.04%	.54%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$3,015	$6,213	$3,960	$2,768	$3,508	$7,124
Portfolio turnover rate H	15 % G	37%	48%	33%	54%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.92	$21.14	$19.35	$17.32	$28.24	$21.92
Income from Investment Operations
Net investment income (loss) A,B	.38	1.10	1.70	.26	.14	.85
Net realized and unrealized gain (loss)	1.80	(2.72)	.66	1.79	(10.32)	6.03
Total from investment operations	2.18	(1.62)	2.36	2.05	(10.18)	6.88
Distributions from net investment income	(.91)	(1.60)	(.57)	(.02)	(.74)	(.56)
Total distributions	(.91)	(1.60)	(.57)	(.02)	(.74)	(.56)
Net asset value, end of period	$19.19	$17.92	$21.14	$19.35	$17.32	$28.24
Total Return C,D	12.10%	(7.67)%	12.73%	11.82%	(37.00)%	32.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.85% G	.86%	.85%	.85%	.86%	.86%
Expenses net of fee waivers, if any	.84 % G	.86%	.85%	.85%	.86%	.86%
Expenses net of all reductions	.84% G	.86%	.85%	.85%	.84%	.86%
Net investment income (loss)	3.77% G	5.76%	8.45%	1.19%	.67%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$618	$664	$1,115	$14,338	$13,520	$26,605
Portfolio turnover rate H	15 % G	37%	48%	33%	54%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective March 22, 2024, the Fund was closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,318,407
Gross unrealized depreciation	(51,484,934)
Net unrealized appreciation (depreciation)	$2,833,473
Tax cost	$244,302,483

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(57,484,114)
Long-term	(24,336,082)
Total capital loss carryforward	$(81,820,196)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Latin America Fund	19,387,237	44,956,060

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Latin America	.88
Class I	.88
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Latin America	.88
Class I	.88
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	17,424	705
Class M	.25%	.25%	7,348	43
Class C	.75%	.25%	7,424	3,315
			32,196	4,063

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,310
Class M	88
Class CA	41
1,439

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Latin America	.2000
Class I	.2000

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	9,753.21
Class M	2,053.20
Class C	1,030.21
Latin America	170,466.21
Class I	4,776.20
Class Z	101.04
	188,179

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Latin America Fund	.0498

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Latin America Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Latin America Fund	97

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Latin America Fund	247
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Latin America Fund	901	12	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	57

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,293.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Latin America Fund
Distributions to shareholders
Class A	$563,727	$1,004,697
Class M	114,072	219,803
Class C	48,016	62,841
Latin America	10,518,210	20,106,391
Class I	285,565	319,001
Class Z	32,796	97,630
Total	$11,562,386	$21,810,363
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Latin America Fund
Class A
Shares sold	16,974	134,846	$344,291	$2,591,643
Reinvestment of distributions	28,394	54,943	554,935	985,119
Shares redeemed	(64,977)	(129,882)	(1,312,781)	(2,397,461)
Net increase (decrease)	(19,609)	59,907	$(413,555)	$1,179,301
Class M
Shares sold	5,987	13,661	$122,476	$273,957
Reinvestment of distributions	5,786	12,131	113,521	218,228
Shares redeemed	(22,088)	(22,967)	(448,486)	(443,213)
Net increase (decrease)	(10,315)	2,825	$(212,489)	$48,972
Class C
Shares sold	18,257	26,302	$372,404	$509,122
Reinvestment of distributions	2,420	3,453	48,016	62,841
Shares redeemed	(8,639)	(11,221)	(178,432)	(215,686)
Net increase (decrease)	12,038	18,534	$241,988	$356,277
Latin America
Shares sold	556,670	1,714,595	$11,279,615	$33,449,842
Reinvestment of distributions	499,966	1,050,900	9,738,606	18,779,586
Shares redeemed	(1,738,401)	(2,998,723)	(35,147,898)	(57,166,973)
Net increase (decrease)	(681,765)	(233,228)	$(14,129,677)	$(4,937,545)
Class I
Shares sold	106,321	270,444	$2,180,144	$5,353,519
Reinvestment of distributions	14,662	17,723	284,846	316,179
Shares redeemed	(311,288)	(127,375)	(6,084,051)	(2,335,762)
Net increase (decrease)	(190,305)	160,792	$(3,619,061)	$3,333,936
Class Z
Shares sold	10,511	24,093	$207,339	$494,949
Reinvestment of distributions	1,656	3,612	32,284	64,625
Shares redeemed	(16,987)	(43,424)	(333,202)	(802,540)
Net increase (decrease)	(4,820)	(15,719)	$(93,579)	$(242,966)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13.  Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Emerging Markets Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Emerging Markets Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2024 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective in September 2024. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Fidelity® Nordic Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	24.4
Investor AB (B Shares) (Sweden, Financial Services)	5.7
Atlas Copco AB (B Shares) (Sweden, Machinery)	5.0
Nordea Bank Abp (Finland, Banks)	4.8
Sandvik AB (Sweden, Machinery)	2.9
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.7
Vestas Wind Systems A/S (Denmark, Electrical Equipment)	2.7
Alfa Laval AB (Sweden, Machinery)	2.3
Evolution AB (Sweden, Hotels, Restaurants & Leisure)	2.3
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	2.2
55.0

Market Sectors (% of Fund's net assets)

Health Care	27.5
Industrials	25.2
Financials	19.0
Consumer Discretionary	5.4
Materials	4.7
Communication Services	3.8
Energy	3.4
Information Technology	2.6
Consumer Staples	2.6
Utilities	0.5
Real Estate	0.4

The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of  April 30, 2024, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Nordic Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
Denmark - 35.8%
Carlsberg A/S Series B	46,500	6,254,848
Demant A/S (a)	56,800	2,733,981
DSV A/S	28,600	4,083,201
Genmab A/S (a)	21,600	5,996,811
Novo Nordisk A/S Series B	643,800	82,562,400
Pandora A/S	29,000	4,437,823
Tryg A/S	291,383	5,774,377
Vestas Wind Systems A/S (a)	342,000	9,219,305
TOTAL DENMARK		121,062,746
Finland - 10.2%
Elisa Corp. (A Shares)	128,700	5,812,594
Fortum Corp.	130,200	1,720,194
Neste OYJ	131,700	2,999,342
Nordea Bank Abp	1,401,944	16,359,660
Sampo Oyj (A Shares)	115,100	4,657,893
UPM-Kymmene Corp.	89,600	3,147,847
TOTAL FINLAND		34,697,530
Norway - 8.6%
DNB Bank ASA	325,700	5,690,991
Equinor ASA	283,300	7,538,153
Kongsberg Gruppen ASA	89,200	6,311,491
Mowi ASA	115,300	2,033,851
Norsk Hydro ASA	913,300	5,612,580
Selvaag Bolig ASA	321,200	1,016,355
TGS ASA	79,300	908,040
TOTAL NORWAY		29,111,461
Sweden - 40.5%
Alfa Laval AB	184,900	7,946,049
ASSA ABLOY AB (B Shares)	349,400	9,231,643
Atlas Copco AB (B Shares)	1,112,400	16,907,463
Autoliv, Inc.	16,700	2,000,493
Axfood AB	12,100	313,359
Beijer Alma AB (B Shares)	86,600	1,650,212
Eltel AB (a)(b)	1,544,681	925,093
EQT AB (c)	258,500	7,090,900
Evolution AB (b)	69,900	7,814,308
Fortnox AB	539,500	3,200,656
Haypp Group (a)	385,600	3,016,108
Hemnet Group AB	272,500	7,146,065
HEXPOL AB (B Shares)	304,170	3,477,680
Indutrade AB	277,600	6,503,967
Investor AB (B Shares) (c)	774,500	19,140,419
Lagercrantz Group AB (B Shares)	394,353	5,864,983
Nordnet AB (c)	294,900	5,330,485
Rusta AB	148,900	1,022,806
Saab AB (B Shares)	91,900	7,326,716
Sandvik AB (c)	489,000	9,881,701
Surgical Science Sweden AB (a)	124,000	1,767,667
Svenska Cellulosa AB SCA (B Shares)	272,700	4,009,930
Swedish Logistic Property AB (a)	131,004	395,851
Trelleborg AB (B Shares)	148,900	5,312,646
TOTAL SWEDEN		137,277,200
TOTAL COMMON STOCKS (Cost $227,410,975)		322,148,937

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	3,256,254	3,256,905
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	34,994,373	34,997,872
TOTAL MONEY MARKET FUNDS (Cost $38,254,777)		38,254,777

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $265,665,752)	360,403,714
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(21,832,205)
NET ASSETS - 100.0%	338,571,509

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,739,401 or 2.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,211,851	25,828,687	31,783,533	207,536	(100)	-	3,256,905	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,656,000	48,549,920	17,208,048	19,001	-	-	34,997,872	0.1%
Total	12,867,851	74,378,607	48,991,581	226,537	(100)	-	38,254,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,958,659	12,958,659	-	-
Consumer Discretionary	18,291,538	18,291,538	-	-
Consumer Staples	8,602,058	2,347,210	6,254,848	-
Energy	11,445,535	3,907,382	7,538,153	-
Financials	64,044,725	64,044,725	-	-
Health Care	93,060,859	4,501,648	88,559,211	-
Industrials	85,299,487	76,067,844	9,231,643	-
Information Technology	9,065,639	9,065,639	-	-
Materials	16,248,037	10,635,457	5,612,580	-
Real Estate	1,412,206	1,412,206	-	-
Utilities	1,720,194	1,720,194	-	-

Money Market Funds	38,254,777	38,254,777	-	-
Total Investments in Securities:	360,403,714	243,207,279	117,196,435	-
Fidelity® Nordic Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,062,834) - See accompanying schedule:
Unaffiliated issuers (cost $227,410,975)	$322,148,937
Fidelity Central Funds (cost $38,254,777)	38,254,777

Total Investment in Securities (cost $265,665,752)		$360,403,714
Foreign currency held at value (cost $212)		212
Receivable for investments sold		9,744,669
Receivable for fund shares sold		28,244
Dividends receivable		1,644,048
Reclaims receivable		2,224,673
Distributions receivable from Fidelity Central Funds		29,504
Prepaid expenses		111
Total assets		374,075,175
Liabilities
Payable for fund shares redeemed	$52,257
Accrued management fee	235,727
Other payables and accrued expenses	217,810
Collateral on securities loaned	34,997,872
Total liabilities		35,503,666
Net Assets		$338,571,509
Net Assets consist of:
Paid in capital		$244,616,906
Total accumulated earnings (loss)		93,954,603
Net Assets		$338,571,509
Net Asset Value, offering price and redemption price per share ($338,571,509 ÷ 5,138,521 shares)		$65.89
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$5,850,637
Non-Cash dividends		348,292
Foreign Tax Reclaims		413,721
Interest		1,718
Income from Fidelity Central Funds (including $19,001 from security lending)		226,537
Income before foreign taxes withheld		$6,840,905
Less foreign taxes withheld		(1,393,067)
Total income		5,447,838
Expenses
Management fee	$1,201,055
Transfer agent fees	175,119
Accounting fees	53,499
Custodian fees and expenses	11,370
Independent trustees' fees and expenses	806
Registration fees	13,767
Audit	29,409
Legal	170
Miscellaneous	633
Total expenses before reductions	1,485,828
Expense reductions	(14,678)
Total expenses after reductions		1,471,150
Net Investment income (loss)		3,976,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,711,535
Fidelity Central Funds	(100)
Foreign currency transactions	(65,795)
Total net realized gain (loss)		7,645,640
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	53,853,178
Assets and liabilities in foreign currencies	73,614
Total change in net unrealized appreciation (depreciation)		53,926,792
Net gain (loss)		61,572,432
Net increase (decrease) in net assets resulting from operations		$65,549,120
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,976,688	$5,184,181
Net realized gain (loss)	7,645,640	1,880,670
Change in net unrealized appreciation (depreciation)	53,926,792	34,480,640
Net increase (decrease) in net assets resulting from operations	65,549,120	41,545,491
Distributions to shareholders	(158,641)	-

Share transactions
Proceeds from sales of shares	13,394,764	44,092,104
Reinvestment of distributions	143,738	-
Cost of shares redeemed	(27,010,260)	(56,149,155)

Net increase (decrease) in net assets resulting from share transactions	(13,471,758)	(12,057,051)
Total increase (decrease) in net assets	51,918,721	29,488,440

Net Assets
Beginning of period	286,652,788	257,164,348
End of period	$338,571,509	$286,652,788

Other Information
Shares
Sold	211,465	789,514
Issued in reinvestment of distributions	2,295	-
Redeemed	(428,483)	(1,011,489)
Net increase (decrease)	(214,723)	(221,975)

Financial Highlights
Fidelity® Nordic Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.55	$46.13	$75.57	$56.51	$46.69	$49.64
Income from Investment Operations
Net investment income (loss) A,B	.76	.93	.78	1.06	.15	1.50 C
Net realized and unrealized gain (loss)	11.61	6.49	(20.65) D	20.17	11.86	.15
Total from investment operations	12.37	7.42	(19.87)	21.23	12.01	1.65
Distributions from net investment income	(.03)	-	(3.02)	(.96)	(1.60)	(.05)
Distributions from net realized gain	-	-	(6.56)	(1.21)	(.59)	(4.55)
Total distributions	(.03)	-	(9.57) E	(2.17)	(2.19)	(4.60)
Net asset value, end of period	$65.89	$53.55	$46.13	$75.57	$56.51	$46.69
Total Return F,G	23.10%	16.08%	(29.33)% D	38.39%	26.73%	3.96%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.90% J	.94%	.93%	.92%	.96%	.98%
Expenses net of fee waivers, if any	.89 % J	.93%	.92%	.92%	.96%	.98%
Expenses net of all reductions	.89% J	.93%	.92%	.92%	.96%	.96%
Net investment income (loss)	2.41% J	1.69%	1.45%	1.51%	.31%	3.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$338,572	$286,653	$257,164	$422,673	$301,424	$261,896
Portfolio turnover rate K	20 % J	23%	42%	34%	29%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.82 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (29.35)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. During the fiscal year ended October 31, 2023, the Fund received EU reclaims in excess of foreign withholding taxes paid. The Fund is seeking a closing agreement with the IRS and has accrued the estimated fees as presented in the Statement of Assets and Liabilities in other payables and accrued expenses. The actual fees may differ from the estimate.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,898,418
Gross unrealized depreciation	(18,330,113)
Net unrealized appreciation (depreciation)	$89,568,305
Tax cost	$270,835,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,039,045)
Total capital loss carryforward	$(7,039,045)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nordic Fund	32,200,524	46,837,134
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Nordic Fund	.85

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Nordic Fund	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1637%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Nordic Fund	.0498

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nordic Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Nordic Fund	6,875,037	14,699,467	6,909,186
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Nordic Fund	300
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nordic Fund	2,181	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14,676.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Pacific Basin Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	9.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.1
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.2
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.7
Sony Group Corp. (Japan, Household Durables)	2.6
ORIX Corp. (Japan, Financial Services)	2.6
AIA Group Ltd. (Hong Kong, Insurance)	2.5
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	2.4
DENSO Corp. (Japan, Automobile Components)	2.4
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.3
37.6

Market Sectors (% of Fund's net assets)

Information Technology	26.6
Consumer Discretionary	19.9
Financials	12.2
Communication Services	11.5
Industrials	11.3
Health Care	5.3
Materials	3.1
Real Estate	2.7
Energy	2.6
Utilities	2.5
Consumer Staples	1.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Pacific Basin Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 92.6%
	Shares	Value ($)
Australia - 6.5%
Aristocrat Leisure Ltd.	196,979	5,026,901
CAR Group Ltd.	243,614	5,282,408
Cogstate Ltd. (a)	1,950,314	1,760,895
Dominos Pizza Enterprises Ltd.	162,846	4,107,859
HUB24 Ltd.	247,352	6,355,347
Macquarie Group Ltd.	92,404	11,064,318
National Storage REIT unit	2,224,120	3,066,899
Santos Ltd.	1,050,151	5,153,477
TOTAL AUSTRALIA		41,818,104
Cayman Islands - 0.1%
PropertyGuru Group Ltd. (a)	174,957	668,336
China - 18.7%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	180,200	3,503,703
Alibaba Group Holding Ltd.	1,495,100	13,998,718
Alibaba Group Holding Ltd. sponsored ADR	127,400	9,535,890
Antengene Corp. (a)(b)	8,904,211	1,148,795
Baidu, Inc. Class A (a)	386,000	5,000,856
Canaan, Inc. ADR (a)(c)	389,132	340,491
Chervon Holdings Ltd. (c)	1,894,700	4,601,397
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,932,000	4,155,564
DouYu International Holdings Ltd. ADR (a)(c)	455,510	3,908,276
HUYA, Inc. ADR	710,157	3,188,605
JOYY, Inc. ADR	20,600	671,972
KE Holdings, Inc. ADR	285,500	4,316,760
Kweichow Moutai Co. Ltd. (A Shares)	28,900	6,776,073
Medlive Technology Co. Ltd. (b)(c)	3,838,000	4,031,926
PDD Holdings, Inc. ADR (a)	79,200	9,914,256
Tencent Holdings Ltd.	626,100	27,475,272
TravelSky Technology Ltd. (H Shares)	4,587,000	5,958,661
Zai Lab Ltd. (a)(c)	2,452,600	3,942,091
Zhejiang Hechuan Technology Co. Ltd. (a)	663,500	2,491,066
Zylox-Tonbridge Medical Technology Co. Ltd. (a)(b)(c)	4,632,000	6,165,003
TOTAL CHINA		121,125,375
Hong Kong - 3.4%
AIA Group Ltd.	2,210,400	16,189,761
China Metal Recycling (Holdings) Ltd. (a)(d)	2,572,200	3
Oriental Watch Holdings Ltd.	2,381,424	1,073,466
Prudential PLC	569,885	4,956,490
TOTAL HONG KONG		22,219,720
India - 1.6%
Delhivery Private Ltd. (a)	785,400	4,221,164
HDFC Standard Life Insurance Co. Ltd. (b)	887,000	6,189,542
TOTAL INDIA		10,410,706
Japan - 40.4%
BayCurrent Consulting, Inc.	209,200	4,453,275
CUC, Inc. (a)(c)	196,400	2,102,230
Daiichikosho Co. Ltd.	232,600	2,715,001
DENSO Corp.	897,600	15,297,907
Descente Ltd.	161,200	3,634,634
ENEOS Holdings, Inc.	741,900	3,427,737
Fast Retailing Co. Ltd.	30,300	7,922,513
FUJIFILM Holdings Corp.	349,800	7,441,116
Fujitsu Ltd.	392,000	6,055,676
Funai Soken Holdings, Inc.	257,200	3,891,222
Hitachi Ltd.	159,200	14,687,903
Hoya Corp.	125,100	14,504,072
IHI Corp.	110,100	2,636,252
INPEX Corp.	550,600	8,247,879
JTOWER, Inc. (a)	129,700	2,649,047
Kansai Electric Power Co., Inc.	802,400	12,019,488
Lifenet Insurance Co. (a)(c)	370,100	3,267,907
LY Corp.	2,026,000	4,867,737
Minebea Mitsumi, Inc.	254,100	4,759,383
Mitsubishi Electric Corp.	264,900	4,617,188
Mitsubishi Heavy Industries Ltd.	609,100	5,446,034
Mitsui & Co. Ltd.	87,300	4,214,468
Money Forward, Inc. (a)	122,200	4,255,171
Murata Manufacturing Co. Ltd.	227,200	4,151,438
Nidec Corp.	71,300	3,339,183
NSD Co. Ltd.	228,200	4,460,393
Open House Group Co. Ltd.	177,300	5,391,735
ORIX Corp.	822,200	16,826,665
Pan Pacific International Holdings Ltd.	299,500	7,034,065
Pasona Group, Inc.	177,000	2,483,800
Renesas Electronics Corp.	882,600	14,329,675
Shin-Etsu Chemical Co. Ltd.	406,900	15,750,668
SMS Co., Ltd.	272,600	3,772,100
Sony Group Corp.	204,100	16,869,145
Square Enix Holdings Co. Ltd.	90,100	3,256,859
Sun Corp.	156,000	3,297,498
TechnoPro Holdings, Inc.	325,300	5,540,964
Tokio Marine Holdings, Inc.	128,300	4,055,101
ZOZO, Inc.	376,300	8,104,929
TOTAL JAPAN		261,778,058
Korea (South) - 4.4%
AMOREPACIFIC Corp.	38,670	4,700,110
HD Hyundai Marine Solution Co. Ltd. (e)	1,600	96,278
KB Financial Group, Inc.	111,279	6,018,536
Lotte Confectionery Co. Ltd.	182,448	3,626,464
MagnaChip Semiconductor Corp. (a)	1,243,100	6,240,362
SK Hynix, Inc.	35,090	4,318,183
SK Square Co. Ltd. (a)	69,190	3,790,827
TOTAL KOREA (SOUTH)		28,790,760
Malaysia - 0.5%
MR DIY Group M Sdn Bhd (b)	10,785,800	3,525,475
Philippines - 1.5%
Robinsons Land Corp.	36,857,400	9,942,904
Singapore - 2.3%
Sea Ltd. ADR (a)	231,700	14,641,123
Taiwan - 12.1%
eMemory Technology, Inc.	69,000	4,629,419
Global Unichip Corp.	48,000	1,989,969
Nanya Technology Corp.	4,136,000	8,333,438
Taiwan Semiconductor Manufacturing Co. Ltd.	2,647,000	63,266,467
TOTAL TAIWAN		78,219,293
United States of America - 1.1%
Canva, Inc. Class A (d)(f)	400	426,664
GI Dynamics, Inc. (a)(d)	111,225	1
Newmont Corp. CDI	113,954	4,613,860
Space Exploration Technologies Corp. Class A (a)(d)(f)	22,539	2,186,283
TOTAL UNITED STATES OF AMERICA		7,226,808
TOTAL COMMON STOCKS (Cost $490,741,011)		600,366,662

Preferred Stocks - 6.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(f)	87,773	432,721
United States of America - 0.0%
Canva, Inc.:
Series A (d)(f)	85	90,666
Series A2 (d)(f)	15	16,000
		106,666
TOTAL CONVERTIBLE PREFERRED STOCKS		539,387
Nonconvertible Preferred Stocks - 6.7%
Korea (South) - 6.7%
Hyundai Motor Co. Ltd. Series 2	50,180	5,717,905
Samsung Electronics Co. Ltd.	716,130	33,343,307
Samsung Fire & Marine Insurance Co. Ltd.	27,078	4,759,877
		43,821,089
TOTAL PREFERRED STOCKS (Cost $43,686,873)		44,360,476

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	5,339,579	5,340,647
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	11,642,616	11,643,781
TOTAL MONEY MARKET FUNDS (Cost $16,984,428)		16,984,428

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $551,412,312)	661,711,566
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(13,200,130)
NET ASSETS - 100.0%	648,511,436

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,060,741 or 3.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,152,334 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva, Inc. Class A	3/18/24	426,664

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,803,622	83,090,231	80,553,317	69,702	111	-	5,340,647	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,707,799	58,931,475	57,995,493	66,221	-	-	11,643,781	0.0%
Total	13,511,421	142,021,706	138,548,810	135,923	111	-	16,984,428

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	74,325,492	23,078,312	51,247,180	-
Consumer Discretionary	128,248,786	19,450,146	108,265,310	533,330
Consumer Staples	11,476,183	-	11,476,183	-
Energy	16,829,093	-	16,829,093	-
Financials	79,683,544	-	79,683,544	-
Health Care	34,087,734	-	33,655,012	432,722
Industrials	73,762,788	-	71,576,505	2,186,283
Information Technology	172,447,372	6,580,853	165,866,519	-
Materials	20,364,531	-	20,364,528	3
Real Estate	17,326,563	4,316,760	13,009,803	-
Utilities	16,175,052	-	16,175,052	-

Money Market Funds	16,984,428	16,984,428	-	-
Total Investments in Securities:	661,711,566	70,410,499	588,148,729	3,152,338
Fidelity® Pacific Basin Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,992,266) - See accompanying schedule:
Unaffiliated issuers (cost $534,427,884)	$644,727,138
Fidelity Central Funds (cost $16,984,428)	16,984,428

Total Investment in Securities (cost $551,412,312)		$661,711,566
Receivable for investments sold		6,759,007
Receivable for fund shares sold		24,719
Dividends receivable		2,209,400
Distributions receivable from Fidelity Central Funds		27,331
Prepaid expenses		256
Other receivables		122,190
Total assets		670,854,469
Liabilities
Payable to custodian bank	$1,403
Payable for investments purchased
Regular delivery	9,588,552
Delayed delivery	97,241
Payable for fund shares redeemed	263,385
Accrued management fee	446,997
Other payables and accrued expenses	301,674
Collateral on securities loaned	11,643,781
Total liabilities		22,343,033
Net Assets		$648,511,436
Net Assets consist of:
Paid in capital		$553,066,586
Total accumulated earnings (loss)		95,444,850
Net Assets		$648,511,436
Net Asset Value, offering price and redemption price per share ($648,511,436 ÷ 22,263,032 shares)		$29.13
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$6,979,920
Income from Fidelity Central Funds (including $66,221 from security lending)		135,923
Income before foreign taxes withheld		$7,115,843
Less foreign taxes withheld		(738,370)
Total income		6,377,473
Expenses
Management fee
Basic fee	$2,439,229
Performance adjustment	7,115
Transfer agent fees	339,461
Accounting fees	104,942
Custodian fees and expenses	121,885
Independent trustees' fees and expenses	1,733
Registration fees	17,690
Audit	47,824
Legal	367
Interest	6,277
Miscellaneous	1,392
Total expenses before reductions	3,087,915
Expense reductions	(30,313)
Total expenses after reductions		3,057,602
Net Investment income (loss)		3,319,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $441,745)	(4,722,777)
Fidelity Central Funds	111
Foreign currency transactions	(113,997)
Total net realized gain (loss)		(4,836,663)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $885,293)	70,746,527
Assets and liabilities in foreign currencies	(106,407)
Total change in net unrealized appreciation (depreciation)		70,640,120
Net gain (loss)		65,803,457
Net increase (decrease) in net assets resulting from operations		$69,123,328
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,319,871	$7,981,660
Net realized gain (loss)	(4,836,663)	44,389,743
Change in net unrealized appreciation (depreciation)	70,640,120	56,085,701
Net increase (decrease) in net assets resulting from operations	69,123,328	108,457,104
Distributions to shareholders	(36,646,040)	(59,141,027)

Share transactions
Proceeds from sales of shares	22,141,788	84,533,936
Reinvestment of distributions	28,015,888	44,008,733
Cost of shares redeemed	(84,088,576)	(185,451,402)

Net increase (decrease) in net assets resulting from share transactions	(33,930,900)	(56,908,733)
Total increase (decrease) in net assets	(1,453,612)	(7,592,656)

Net Assets
Beginning of period	649,965,048	657,557,704
End of period	$648,511,436	$649,965,048

Other Information
Shares
Sold	764,880	2,854,991
Issued in reinvestment of distributions	1,000,210	1,565,033
Redeemed	(2,893,198)	(6,326,367)
Net increase (decrease)	(1,128,108)	(1,906,343)

Financial Highlights
Fidelity® Pacific Basin Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.79	$25.99	$46.10	$40.16	$32.65	$29.51
Income from Investment Operations
Net investment income (loss) A,B	.14	.32 C	.22	.15	.16	.26
Net realized and unrealized gain (loss)	2.79	3.88	(14.49)	7.74	7.61	5.74
Total from investment operations	2.93	4.20	(14.27)	7.89	7.77	6.00
Distributions from net investment income	(.25)	-	(1.17) D	(.10)	(.26)	(.20)
Distributions from net realized gain	(1.34)	(2.40)	(4.67) D	(1.85)	-	(2.67)
Total distributions	(1.59)	(2.40)	(5.84)	(1.95)	(.26)	(2.86) E
Net asset value, end of period	$29.13	$27.79	$25.99	$46.10	$40.16	$32.65
Total Return F,G	10.75%	16.06%	(35.11)%	20.08%	23.95%	22.37%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.92% J	1.07%	1.12%	1.04%	1.11%	.97%
Expenses net of fee waivers, if any	.91 % J	1.07%	1.12%	1.04%	1.11%	.97%
Expenses net of all reductions	.91% J	1.07%	1.12%	1.04%	1.10%	.97%
Net investment income (loss)	.99% J	1.08% C	.64%	.32%	.47%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$648,511	$649,965	$657,558	$1,214,726	$1,084,673	$891,154
Portfolio turnover rate K	55 % J	46%	29%	40%	27%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,843,277
Gross unrealized depreciation	(60,747,486)
Net unrealized appreciation (depreciation)	$100,095,791
Tax cost	$561,615,775

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	184,434,496	251,834,454
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pacific Basin Fund	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pacific Basin Fund	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Pacific Basin Fund	MSCI All Country Pacific Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was an amount less than .005%

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1515%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Pacific Basin Fund	.0464

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pacific Basin Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Pacific Basin Fund	2,370

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Pacific Basin Fund	Borrower	3,272,385	5.57%	6,277

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Pacific Basin Fund	3,910,912	3,096,928	(176,906)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Pacific Basin Fund	624
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Pacific Basin Fund	7,068	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $30,313.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Pacific Basin Fund	16%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Canada Fund
Class A	1.36%
Actual		$ 1,000	$ 1,164.70	$ 7.32
Hypothetical-B		$ 1,000	$ 1,018.10	$ 6.82
Class M	1.61%
Actual		$ 1,000	$ 1,163.00	$ 8.66
Hypothetical-B		$ 1,000	$ 1,016.86	$ 8.07
Class C	2.11%
Actual		$ 1,000	$ 1,160.30	$ 11.33
Hypothetical-B		$ 1,000	$ 1,014.37	$ 10.57
Fidelity® Canada Fund	1.07%
Actual		$ 1,000	$ 1,166.40	$ 5.76
Hypothetical-B		$ 1,000	$ 1,019.54	$ 5.37
Class I	1.09%
Actual		$ 1,000	$ 1,166.50	$ 5.87
Hypothetical-B		$ 1,000	$ 1,019.44	$ 5.47
Class Z **	.98%
Actual		$ 1,000	$ 1,167.00	$ 5.28
Hypothetical-B		$ 1,000	$ 1,019.99	$ 4.92
Fidelity® China Region Fund
Class A	1.20%
Actual		$ 1,000	$ 1,125.50	$ 6.34
Hypothetical-B		$ 1,000	$ 1,018.90	$ 6.02
Class M	1.45%
Actual		$ 1,000	$ 1,124.30	$ 7.66
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.27
Class C	1.95%
Actual		$ 1,000	$ 1,121.70	$ 10.29
Hypothetical-B		$ 1,000	$ 1,015.17	$ 9.77
Fidelity® China Region Fund	.93%
Actual		$ 1,000	$ 1,127.00	$ 4.92
Hypothetical-B		$ 1,000	$ 1,020.24	$ 4.67
Class I	.92%
Actual		$ 1,000	$ 1,127.20	$ 4.87
Hypothetical-B		$ 1,000	$ 1,020.29	$ 4.62
Class Z	.78%
Actual		$ 1,000	$ 1,127.80	$ 4.13
Hypothetical-B		$ 1,000	$ 1,020.98	$ 3.92

Fidelity® Emerging Asia Fund	.62%
Actual		$ 1,000	$ 1,167.40	$ 3.34
Hypothetical-B		$ 1,000	$ 1,021.78	$ 3.12
Fidelity® Emerging Markets Fund
Class A	1.15%
Actual		$ 1,000	$ 1,163.30	$ 6.19
Hypothetical-B		$ 1,000	$ 1,019.14	$ 5.77
Class M	1.42%
Actual		$ 1,000	$ 1,161.90	$ 7.63
Hypothetical-B		$ 1,000	$ 1,017.80	$ 7.12
Class C	1.90%
Actual		$ 1,000	$ 1,159.10	$ 10.20
Hypothetical-B		$ 1,000	$ 1,015.42	$ 9.52
Fidelity® Emerging Markets Fund	.86%
Actual		$ 1,000	$ 1,165.00	$ 4.63
Hypothetical-B		$ 1,000	$ 1,020.59	$ 4.32
Class K	.75%
Actual		$ 1,000	$ 1,165.80	$ 4.04
Hypothetical-B		$ 1,000	$ 1,021.13	$ 3.77
Class I **	.97%
Actual		$ 1,000	$ 1,165.00	$ 5.22
Hypothetical-B		$ 1,000	$ 1,020.04	$ 4.87
Class Z **	.77%
Actual		$ 1,000	$ 1,166.00	$ 4.15
Hypothetical-B		$ 1,000	$ 1,021.03	$ 3.87
Fidelity® Europe Fund
Class A	.94%
Actual		$ 1,000	$ 1,192.70	$ 5.12
Hypothetical-B		$ 1,000	$ 1,020.19	$ 4.72
Class M	1.20%
Actual		$ 1,000	$ 1,191.40	$ 6.54
Hypothetical-B		$ 1,000	$ 1,018.90	$ 6.02
Class C	1.68%
Actual		$ 1,000	$ 1,188.30	$ 9.14
Hypothetical-B		$ 1,000	$ 1,016.51	$ 8.42
Fidelity® Europe Fund **	.65%
Actual		$ 1,000	$ 1,194.40	$ 3.55
Hypothetical-B		$ 1,000	$ 1,021.63	$ 3.27
Class I	.63%
Actual		$ 1,000	$ 1,194.60	$ 3.44
Hypothetical-B		$ 1,000	$ 1,021.73	$ 3.17
Class Z	.53%
Actual		$ 1,000	$ 1,195.30	$ 2.89
Hypothetical-B		$ 1,000	$ 1,022.23	$ 2.66
Fidelity® Japan Fund
Class A	.98%
Actual		$ 1,000	$ 1,130.50	$ 5.19
Hypothetical-B		$ 1,000	$ 1,019.99	$ 4.92
Class M	1.23%
Actual		$ 1,000	$ 1,128.70	$ 6.51
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.17
Class C	1.71%
Actual		$ 1,000	$ 1,126.40	$ 9.04
Hypothetical-B		$ 1,000	$ 1,016.36	$ 8.57
Fidelity® Japan Fund **	.71%
Actual		$ 1,000	$ 1,132.40	$ 3.76
Hypothetical-B		$ 1,000	$ 1,021.33	$ 3.57
Class I	.73%
Actual		$ 1,000	$ 1,132.10	$ 3.87
Hypothetical-B		$ 1,000	$ 1,021.23	$ 3.67
Class Z	.57%
Actual		$ 1,000	$ 1,132.30	$ 3.02
Hypothetical-B		$ 1,000	$ 1,022.03	$ 2.87

Fidelity® Japan Smaller Companies Fund	.88%
Actual		$ 1,000	$ 1,136.40	$ 4.67
Hypothetical-B		$ 1,000	$ 1,020.49	$ 4.42
Fidelity® Latin America Fund
Class A	1.25%
Actual		$ 1,000	$ 1,118.10	$ 6.58
Hypothetical-B		$ 1,000	$ 1,018.65	$ 6.27
Class M	1.49%
Actual		$ 1,000	$ 1,117.40	$ 7.84
Hypothetical-B		$ 1,000	$ 1,017.45	$ 7.47
Class C	2.01%
Actual		$ 1,000	$ 1,114.10	$ 10.57
Hypothetical-B		$ 1,000	$ 1,014.87	$ 10.07
Fidelity® Latin America Fund	1.00%
Actual		$ 1,000	$ 1,119.70	$ 5.27
Hypothetical-B		$ 1,000	$ 1,019.89	$ 5.02
Class I	.97%
Actual		$ 1,000	$ 1,119.70	$ 5.11
Hypothetical-B		$ 1,000	$ 1,020.04	$ 4.87
Class Z	.84%
Actual		$ 1,000	$ 1,121.00	$ 4.43
Hypothetical-B		$ 1,000	$ 1,020.69	$ 4.22

Fidelity® Nordic Fund	.89%
Actual		$ 1,000	$ 1,231.00	$ 4.94
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47

Fidelity® Pacific Basin Fund	.91%
Actual		$ 1,000	$ 1,107.50	$ 4.77
Hypothetical-B		$ 1,000	$ 1,020.34	$ 4.57

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Canada Fund
Class Z	.93%
Actual		$ 5.01
Hypothetical- B		$ 4.67

Fidelity® Emerging Markets Fund
Class I	.86%
Actual		$ 4.63
Hypothetical- B		$ 4.32
Class Z	.73%
Actual		$ 3.93
Hypothetical- B		$ 3.67
Fidelity® Europe Fund
Fidelity® Europe Fund	.61%
Actual		$ 3.33
Hypothetical- B		$ 3.07
Fidelity® Japan Fund
Fidelity® Japan Fund	.65%
Actual		$ 3.45
Hypothetical- B		$ 3.27

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Canada Fund
Fidelity China Region Fund
Fidelity Emerging Asia Fund
Fidelity Emerging Markets Fund
Fidelity Europe Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Pacific Basin Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund and each class of each fund into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of each fund would be no higher than the sum of (i) the lowest contractual management fee rate under each fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to each fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees (as applicable), and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of each fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of a fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the funds' agreements with FIL were amended to provide that FMR will compensate FIL at a flat fee rate of the net assets sub-advised by it. For Fidelity Canada Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund and Fidelity Nordic Fund, the flat rate is 0.44% and for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Latin America Fund and Fidelity Pacific Basin Fund, the flat rate is 0.50%. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703611.126
TIF-SANN-0624
Fidelity® Global Equity Income Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp. (United States of America, Software)	4.7
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3
Rheinmetall AG (Germany, Aerospace & Defense)	2.2
JPMorgan Chase & Co. (United States of America, Banks)	2.1
NXP Semiconductors NV (China, Semiconductors & Semiconductor Equipment)	2.1
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.6
Bank of America Corp. (United States of America, Banks)	1.6
Linde PLC (United States of America, Chemicals)	1.5
Eli Lilly & Co. (United States of America, Pharmaceuticals)	1.5
24.0

Market Sectors (% of Fund's net assets)

Information Technology	19.9
Financials	13.5
Industrials	13.3
Health Care	11.0
Consumer Staples	9.3
Consumer Discretionary	9.0
Communication Services	5.8
Materials	5.2
Energy	5.1
Utilities	4.0
Real Estate	1.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
Belgium - 0.8%
KBC Group NV	11,316	844,143
UCB SA	3,231	429,464
TOTAL BELGIUM		1,273,607
Brazil - 0.7%
Equatorial Energia SA	170,160	1,002,425
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	29,716	1,646,991
Canadian Natural Resources Ltd.	15,436	1,169,712
Constellation Software, Inc.	362	931,994
Constellation Software, Inc. warrants 3/31/40 (a)(b)	362	0
Imperial Oil Ltd.	17,061	1,173,010
Metro, Inc.	22,800	1,166,292
PrairieSky Royalty Ltd.	55,500	1,057,469
TOTAL CANADA		7,145,468
China - 2.5%
Kweichow Moutai Co. Ltd. (A Shares)	1,387	325,205
NXP Semiconductors NV	12,144	3,111,171
SITC International Holdings Co. Ltd.	159,884	346,724
TOTAL CHINA		3,783,100
Finland - 0.9%
Elisa Corp. (A Shares)	25,561	1,154,435
Neste OYJ	7,706	175,497
TOTAL FINLAND		1,329,932
France - 3.4%
Airbus Group NV	8,302	1,366,159
Capgemini SA	4,652	977,762
Edenred SA	10,953	519,695
LVMH Moet Hennessy Louis Vuitton SE	2,276	1,869,589
VINCI SA	3,828	448,550
TOTAL FRANCE		5,181,755
Germany - 3.5%
Deutsche Telekom AG	42,583	975,388
Rheinmetall AG	6,117	3,376,314
Siemens AG	5,433	1,017,783
TOTAL GERMANY		5,369,485
Hong Kong - 0.5%
AIA Group Ltd.	94,872	694,877
HKBN Ltd.	448,630	134,953
TOTAL HONG KONG		829,830
Hungary - 0.4%
Richter Gedeon PLC	22,254	566,699
India - 0.3%
HDFC Bank Ltd. sponsored ADR	5,039	290,246
Redington (India) Ltd.	71,339	186,468
TOTAL INDIA		476,714
Italy - 0.6%
Prysmian SpA	16,200	884,833
Japan - 6.3%
Capcom Co. Ltd.	35,448	583,561
Daiichikosho Co. Ltd.	44,808	523,017
FUJIFILM Holdings Corp.	21,459	456,486
Hitachi Ltd.	13,148	1,213,044
Hoya Corp.	6,801	788,507
Inaba Denki Sangyo Co. Ltd.	30,990	723,014
Minebea Mitsumi, Inc.	17,966	336,510
Mitsubishi Electric Corp.	14,300	249,248
Renesas Electronics Corp.	49,410	802,209
Roland Corp.	17,640	479,539
Shin-Etsu Chemical Co. Ltd.	29,163	1,128,869
Sony Group Corp.	15,371	1,270,434
Toyota Motor Corp.	40,923	933,396
TOTAL JAPAN		9,487,834
Kenya - 0.3%
Safaricom Ltd.	3,575,246	422,409
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	25,636	1,421,030
Luxembourg - 0.2%
L'Occitane Ltd.	75,000	309,082
Sweden - 0.3%
HEXPOL AB (B Shares)	45,026	514,798
Switzerland - 1.1%
Compagnie Financiere Richemont SA Series A	3,630	501,764
Galderma Group AG	4,800	357,683
Sika AG	2,659	761,615
TOTAL SWITZERLAND		1,621,062
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	142,877	3,414,931
United Kingdom - 6.8%
AstraZeneca PLC sponsored ADR	26,362	2,000,349
B&M European Value Retail SA	129,988	842,994
BAE Systems PLC	80,785	1,343,634
Compass Group PLC	35,848	997,066
Diageo PLC	14,997	518,292
Games Workshop Group PLC	1,300	160,980
JD Sports Fashion PLC	443,834	641,109
London Stock Exchange Group PLC	7,400	815,777
RELX PLC (London Stock Exchange)	29,796	1,224,225
RS GROUP PLC	62,672	577,158
Starling Bank Ltd. Series D (a)(b)(c)	62,800	236,200
Unilever PLC	12,959	670,380
WH Smith PLC	22,817	312,765
TOTAL UNITED KINGDOM		10,340,929
United States of America - 60.5%
AbbVie, Inc.	7,900	1,284,856
Accenture PLC Class A	6,462	1,944,480
Albertsons Companies, Inc.	8,300	169,320
Amdocs Ltd.	15,335	1,287,987
Ameren Corp.	9,454	698,367
American Tower Corp.	3,323	570,094
Apple, Inc.	38,843	6,616,128
AT&T, Inc.	26,586	449,038
Ball Corp.	5,400	375,678
Bank of America Corp.	65,223	2,413,903
BJ's Wholesale Club Holdings, Inc. (a)	11,421	852,920
BlackRock, Inc. Class A	700	528,248
Capital One Financial Corp.	6,894	988,806
Chubb Ltd.	4,437	1,103,216
Cisco Systems, Inc.	30,829	1,448,346
Comcast Corp. Class A	24,839	946,614
Costco Wholesale Corp.	1,426	1,030,855
Crane Co.	6,393	895,084
Crane NXT Co.	3,993	242,814
Crown Holdings, Inc.	8,912	731,408
Danaher Corp.	6,937	1,710,803
Dollar Tree, Inc. (a)	9,485	1,121,601
Eli Lilly & Co.	2,922	2,282,374
Estee Lauder Companies, Inc. Class A	3,145	461,403
Experian PLC	27,784	1,120,638
Exxon Mobil Corp.	20,432	2,416,493
Freeport-McMoRan, Inc.	32,597	1,627,894
GE Vernova LLC	2,739	421,012
General Dynamics Corp.	1,500	430,635
General Electric Co.	10,156	1,643,444
Gilead Sciences, Inc.	13,304	867,421
GSK PLC	36,500	757,263
H&R Block, Inc.	24,514	1,157,796
Hartford Financial Services Group, Inc.	15,573	1,508,868
Hess Corp.	5,590	880,369
Hillenbrand, Inc.	7,100	338,812
Johnson Controls International PLC	11,742	764,052
JPMorgan Chase & Co.	16,988	3,257,279
Kenvue, Inc.	19,800	372,636
Keurig Dr. Pepper, Inc.	16,291	549,007
Lamar Advertising Co. Class A	10,017	1,160,469
Linde PLC	5,298	2,336,206
Lowe's Companies, Inc.	4,811	1,096,860
M&T Bank Corp.	7,897	1,140,248
McDonald's Corp.	4,136	1,129,293
MDU Resources Group, Inc.	10,600	261,820
Merck & Co., Inc.	11,339	1,465,226
Microsoft Corp.	18,281	7,117,339
Mondelez International, Inc.	5,477	394,015
MSCI, Inc.	827	385,208
Nestle SA (Reg. S)	8,111	814,346
NextEra Energy, Inc.	16,358	1,095,495
Norfolk Southern Corp.	800	184,256
PG&E Corp.	17,858	305,550
Phillips 66 Co.	2,735	391,679
PNC Financial Services Group, Inc.	10,751	1,647,698
Procter & Gamble Co.	8,764	1,430,285
Roche Holding AG (participation certificate)	5,169	1,238,566
Samsonite International SA (d)	135,000	474,615
Sanofi SA	10,232	1,010,850
Southern Co.	11,718	861,273
Southwest Gas Holdings, Inc.	4,500	335,790
T-Mobile U.S., Inc.	10,498	1,723,457
Tapestry, Inc.	12,742	508,661
Target Corp.	2,776	446,880
The Boeing Co. (a)	300	50,352
The Coca-Cola Co.	16,660	1,029,088
The Travelers Companies, Inc.	6,320	1,340,851
The Walt Disney Co.	10,700	1,188,770
TJX Companies, Inc.	15,806	1,487,187
U.S. Bancorp	19,100	776,033
United Parcel Service, Inc. Class B	4,101	604,815
UnitedHealth Group, Inc.	3,707	1,793,076
Valero Energy Corp.	2,133	341,003
Veralto Corp.	2,979	279,073
Verizon Communications, Inc.	14,459	570,986
Vistra Corp.	16,050	1,217,232
Walmart, Inc.	17,000	1,008,950
WEC Energy Group, Inc.	4,950	409,068
Wells Fargo & Co.	37,054	2,198,043
TOTAL UNITED STATES OF AMERICA		91,518,574
Zambia - 0.3%
First Quantum Minerals Ltd.	34,707	440,692
TOTAL COMMON STOCKS (Cost $105,710,380)		147,335,189

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $3,882,071)	3,881,294	3,882,071

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $109,592,451)	151,217,260
NET OTHER ASSETS (LIABILITIES) - 0.1%	132,101
NET ASSETS - 100.0%	151,349,361

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,200 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $474,615 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,909,895	27,898,751	26,926,476	92,486	(99)	-	3,882,071	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,560,107	2,560,107	243	-	-	-	0.0%
Total	2,909,895	30,458,858	29,486,583	92,729	(99)	-	3,882,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,672,628	6,455,709	2,216,919	-
Consumer Discretionary	13,864,048	7,337,645	6,526,403	-
Consumer Staples	14,317,548	11,680,243	2,637,305	-
Energy	7,605,232	7,605,232	-	-
Financials	20,689,339	18,942,485	1,510,654	236,200
Health Care	16,553,137	12,757,951	3,795,186	-
Industrials	20,101,189	10,711,660	9,389,529	-
Information Technology	29,959,145	22,700,259	7,258,886	-
Materials	7,917,160	6,788,291	1,128,869	-
Real Estate	1,730,563	1,730,563	-	-
Utilities	5,925,200	5,925,200	-	-

Money Market Funds	3,882,071	3,882,071	-	-
Total Investments in Securities:	151,217,260	116,517,309	34,463,751	236,200
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $105,710,380)	$147,335,189
Fidelity Central Funds (cost $3,882,071)	3,882,071

Total Investment in Securities (cost $109,592,451)		$151,217,260
Foreign currency held at value (cost $12,891)		12,961
Receivable for fund shares sold		43,742
Dividends receivable		216,082
Reclaims receivable		181,286
Distributions receivable from Fidelity Central Funds		17,747
Prepaid expenses		56
Other receivables		441
Total assets		151,689,575
Liabilities
Payable for investments purchased	$35,437
Payable for fund shares redeemed	140,499
Accrued management fee	109,553
Deferred taxes	20,521
Audit fee payable	29,448
Other payables and accrued expenses	4,756
Total liabilities		340,214
Net Assets		$151,349,361
Net Assets consist of:
Paid in capital		$117,581,331
Total accumulated earnings (loss)		33,768,030
Net Assets		$151,349,361
Net Asset Value, offering price and redemption price per share ($151,349,361 ÷ 8,017,224 shares)		$18.88
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$1,697,925
Income from Fidelity Central Funds (including $243 from security lending)		92,729
Income before foreign taxes withheld		$1,790,654
Less foreign taxes withheld		(82,351)
Total income		1,708,303
Expenses
Management fee	$570,845
Transfer agent fees	88,871
Accounting fees	25,744
Custodian fees and expenses	5,560
Independent trustees' fees and expenses	396
Registration fees	25,584
Audit	36,259
Legal	704
Interest	1,017
Miscellaneous	313
Total expenses before reductions	755,293
Expense reductions	(6,988)
Total expenses after reductions		748,305
Net Investment income (loss)		959,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,581,637
Fidelity Central Funds	(99)
Foreign currency transactions	785
Total net realized gain (loss)		2,582,323
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $7,722)	20,799,751
Assets and liabilities in foreign currencies	(1,516)
Total change in net unrealized appreciation (depreciation)		20,798,235
Net gain (loss)		23,380,558
Net increase (decrease) in net assets resulting from operations		$24,340,556
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$959,998	$2,123,940
Net realized gain (loss)	2,582,323	(502,645)
Change in net unrealized appreciation (depreciation)	20,798,235	6,189,227
Net increase (decrease) in net assets resulting from operations	24,340,556	7,810,522
Distributions to shareholders	(767,578)	(2,201,013)

Share transactions
Proceeds from sales of shares	16,935,369	64,120,579
Reinvestment of distributions	679,252	1,975,864
Cost of shares redeemed	(37,778,662)	(63,120,560)

Net increase (decrease) in net assets resulting from share transactions	(20,164,041)	2,975,883
Total increase (decrease) in net assets	3,408,937	8,585,392

Net Assets
Beginning of period	147,940,424	139,355,032
End of period	$151,349,361	$147,940,424

Other Information
Shares
Sold	925,947	3,849,023
Issued in reinvestment of distributions	37,067	117,757
Redeemed	(2,081,719)	(3,775,132)
Net increase (decrease)	(1,118,705)	191,648

Financial Highlights
Fidelity® Global Equity Income Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.19	$15.58	$19.80	$15.12	$14.64	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.20	.15	.16	.23
Net realized and unrealized gain (loss)	2.67	.62	(2.21)	5.07	.48	1.63
Total from investment operations	2.78	.84	(2.01)	5.22	.64	1.86
Distributions from net investment income	(.09)	(.23)	(.17)	(.16)	(.15)	(.24)
Distributions from net realized gain	-	-	(2.04)	(.38)	(.01)	(.51)
Total distributions	(.09)	(.23)	(2.21)	(.54)	(.16)	(.75)
Net asset value, end of period	$18.88	$16.19	$15.58	$19.80	$15.12	$14.64
Total Return C,D	17.18%	5.36%	(11.45)%	35.09%	4.44%	14.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96% G	1.00%	.98%	1.02%	1.09%	1.09%
Expenses net of fee waivers, if any	.95 % G	1.00%	.98%	1.02%	1.09%	1.09%
Expenses net of all reductions	.95% G	1.00%	.98%	1.02%	1.09%	1.08%
Net investment income (loss)	1.22% G	1.33%	1.22%	.84%	1.08%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$151,349	$147,940	$139,355	$92,918	$66,715	$67,764
Portfolio turnover rate H	21 % G	30%	61%	43%	48%	20% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,945,732
Gross unrealized depreciation	(5,491,615)
Net unrealized appreciation (depreciation)	$41,454,117
Tax cost	$109,763,143

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,721,612)
Long-term	(435,875)
Total capital loss carryforward	$(10,157,487)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	16,217,656	37,144,422
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Global Equity Income Fund	.86

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Global Equity Income Fund	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.38% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1729%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .17% of average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Global Equity Income Fund	137

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Global Equity Income Fund	.0498

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Equity Income Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Global Equity Income Fund	Borrower	6,573,000	5.57%	1,017

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Global Equity Income Fund	1,414,146	3,488,688	402,056
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Global Equity Income Fund	144
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Equity Income Fund	26	-	-
8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,988.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Global Equity Income Fund	.95%
Actual		$ 1,000	$ 1,171.80	$ 5.13
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Global Equity Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.938166.111
GED-SANN-0624
Fidelity® International Small Cap Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Rheinmetall AG (Germany, Aerospace & Defense)	1.8
Ashtead Technology Holdings PLC (United Kingdom, Trading Companies & Distributors)	1.5
International Games Systems Co. Ltd. (Taiwan, Entertainment)	1.4
Qualitas Controladora S.A.B. de CV (Mexico, Insurance)	1.1
Talanx AG (Germany, Insurance)	1.0
Gruma S.A.B. de CV Series B (Mexico, Food Products)	1.0
RHI Magnesita NV (United States of America, Construction Materials)	1.0
Renesas Electronics Corp. (Japan, Semiconductors & Semiconductor Equipment)	1.0
Premier Foods PLC (United Kingdom, Food Products)	0.9
Century Pacific Food, Inc. (Philippines, Food Products)	0.9
11.6

Market Sectors (% of Fund's net assets)

Industrials	21.5
Financials	13.4
Consumer Discretionary	12.4
Consumer Staples	10.3
Information Technology	9.3
Materials	8.0
Real Estate	5.8
Health Care	5.6
Communication Services	4.3
Energy	3.7
Utilities	1.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 3.2%
EBOS Group Ltd.	675,495	13,919,937
GUD Holdings Ltd.	2,957,137	19,418,843
Imdex Ltd.	14,171,197	19,004,744
Inghams Group Ltd.	12,245,540	28,983,763
Nanosonics Ltd. (a)	5,222,808	9,663,827
National Storage REIT unit	9,547,071	13,164,714
NIB Holdings Ltd.	5,000,000	23,877,700
Servcorp Ltd. (b)	7,066,585	18,618,559
SomnoMed Ltd. (a)	1,703,898	239,834
TOTAL AUSTRALIA		146,891,921
Austria - 2.3%
EuroTeleSites AG	2,412,000	9,060,784
Mayr-Melnhof Karton AG	232,300	27,815,565
Strabag SE	312,197	13,293,748
Telekom Austria AG	2,941,500	25,270,309
Wienerberger AG	880,600	31,538,893
TOTAL AUSTRIA		106,979,299
Belgium - 1.0%
Econocom Group SA	4,581,895	10,757,556
Fagron NV	1,727,100	33,619,259
TOTAL BELGIUM		44,376,815
Brazil - 2.0%
Afya Ltd. (a)	1,307,000	22,519,610
Atacadao SA	10,664,500	22,940,813
Hypera SA (a)	5,325,300	30,274,401
YDUQS Participacoes SA	5,293,500	14,873,506
TOTAL BRAZIL		90,608,330
Canada - 4.7%
CCL Industries, Inc. Class B	412,900	21,085,149
Computer Modelling Group Ltd.	3,344,863	26,678,238
ECN Capital Corp.	5,364,300	6,858,074
Genesis Land Development Corp. (b)	4,494,999	9,860,819
Lassonde Industries, Inc. Class A (sub. vtg.)	297,030	31,074,173
McCoy Global, Inc.	1,327,470	1,851,409
North West Co., Inc.	1,190,300	33,738,064
Open Text Corp.	727,396	25,684,611
Parkland Corp.	711,400	21,915,864
Quebecor, Inc. Class A	568,500	11,604,148
Richelieu Hardware Ltd.	303,400	8,562,155
Total Energy Services, Inc.	911,100	6,406,456
VerticalScope Holdings, Inc. (a)	677,619	3,859,030
Western Forest Products, Inc. (b)(c)	17,341,175	6,802,190
TOTAL CANADA		215,980,380
China - 3.0%
Best Pacific International Holdings Ltd.	22,158,900	5,854,906
Chervon Holdings Ltd.	3,345,000	8,123,540
Far East Horizon Ltd.	26,280,000	19,507,861
Horizon Construction Development Ltd.	1	0
Impro Precision Industries Ltd. (d)	24,717,300	6,546,327
Precision Tsugami China Corp. Ltd.	9,991,453	11,733,440
Qingdao Port International Co. Ltd. (H Shares) (d)	37,582,000	24,604,529
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	5,208,166	19,197,645
Sinopharm Group Co. Ltd. (H Shares)	6,896,400	17,415,907
Weifu High-Technology Group Co. Ltd. (B Shares)	7,955,075	11,540,993
Xingda International Holdings Ltd.	72,583,353	13,492,762
TOTAL CHINA		138,017,910
Denmark - 0.5%
Spar Nord Bank A/S	1,301,875	23,098,413
Finland - 1.1%
Huhtamaki Oyj	897,100	34,427,569
Tokmanni Group Corp.	1,107,600	16,832,118
TOTAL FINLAND		51,259,687
France - 2.4%
Altarea SCA (c)	146,357	12,667,187
Antin Infrastructure Partners SA	405,055	5,187,296
ARGAN SA	313,700	24,706,811
Elior SA (a)(d)	820,675	2,263,130
Lectra	361,754	12,354,044
Thermador Groupe SA (c)	390,266	33,319,350
Vallourec SA (a)	1,038,400	18,024,556
TOTAL FRANCE		108,522,374
Germany - 4.7%
DWS Group GmbH & Co. KGaA (d)	238,600	10,093,689
JOST Werke AG (d)	437,020	21,127,365
NORMA Group AG	623,692	12,446,797
Rheinmetall AG	146,725	80,985,716
Stabilus Se	345,400	21,453,153
Takkt AG	1,395,512	19,420,347
Talanx AG	632,867	47,750,474
TOTAL GERMANY		213,277,541
Greece - 1.3%
Athens International Airport SA	2,022,300	17,934,630
Mytilineos SA	1,026,216	41,835,789
TOTAL GREECE		59,770,419
Hong Kong - 2.1%
ASMPT Ltd.	2,824,900	35,106,956
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
HKT Trust/HKT Ltd. unit	15,025,000	16,587,268
Magnificent Hotel Investment Ltd. (a)	316,412,000	3,126,544
Pico Far East Holdings Ltd.	61,300,071	12,762,475
Sino Land Ltd.	12,116,375	12,954,824
WH Group Ltd. (d)	21,022,000	15,279,633
TOTAL HONG KONG		95,817,701
Hungary - 0.8%
Richter Gedeon PLC	1,497,000	38,121,145
India - 2.3%
Embassy Office Parks (REIT)	5,523,100	23,611,984
IndusInd Bank Ltd.	1,043,700	18,917,359
Mahanagar Gas Ltd.	1,715,800	29,648,153
Shriram Finance Ltd.	1,133,252	34,565,811
TOTAL INDIA		106,743,307
Indonesia - 0.4%
PT Selamat Sempurna Tbk	160,672,900	17,798,587
Ireland - 1.6%
AerCap Holdings NV (a)	312,072	26,366,963
Dalata Hotel Group PLC	4,968,109	22,374,296
Irish Residential Properties REIT PLC	15,711,500	16,616,407
Mincon Group PLC (b)	13,529,844	6,786,353
TOTAL IRELAND		72,144,019
Italy - 2.6%
Banca Generali SpA	694,894	27,305,376
BFF Bank SpA (d)	2,405,056	30,928,443
MARR SpA	985,827	12,709,061
Recordati SpA	552,011	29,484,762
Sesa SpA	200,000	20,906,448
TOTAL ITALY		121,334,090
Japan - 18.5%
Amano Corp.	1,067,650	25,678,339
Arcland Sakamoto Co. Ltd.	2,194,589	27,015,963
As One Corp.	721,400	11,885,263
ASKUL Corp.	1,602,100	24,195,378
Capcom Co. Ltd.	1,473,000	24,249,174
Central Automotive Products Ltd.	573,200	20,982,037
Dexerials Corp.	749,000	28,055,022
Dip Corp.	644,700	10,895,541
Funai Soken Holdings, Inc.	1,230,800	18,620,979
GMO Internet, Inc.	1,244,800	20,438,549
Hokuhoku Financial Group, Inc.	1,202,200	14,747,322
Inaba Denki Sangyo Co. Ltd.	1,334,000	31,122,962
Isuzu Motors Ltd.	1,705,200	21,609,751
Justsystems Corp.	562,400	9,796,221
Kamigumi Co. Ltd.	1,459,800	31,525,240
Kansai Electric Power Co., Inc.	2,172,900	32,548,785
Kyoto Financial Group, Inc.	1,275,700	22,706,402
Maruwa Ceramic Co. Ltd.	133,300	28,090,022
Meitec Group Holdings, Inc.	1,044,700	19,483,668
Minebea Mitsumi, Inc.	1,128,400	21,135,333
Mitani Shoji Co. Ltd.	1,137,700	12,006,568
Nishimoto Co. Ltd.	399,700	14,762,677
NOF Corp.	2,317,800	31,095,447
NSD Co. Ltd.	1,485,700	29,039,463
PALTAC Corp.	945,000	28,602,272
Park24 Co. Ltd. (a)	808,000	8,701,827
Persol Holdings Co. Ltd.	12,087,700	16,721,031
Prestige International, Inc.	3,604,500	15,393,243
Relo Group, Inc.	1,449,800	12,602,543
Renesas Electronics Corp.	2,739,700	44,481,090
Roland Corp.	791,400	21,514,029
S Foods, Inc.	1,137,623	21,961,499
San-Ai Obbli Co. Ltd.	1,960,300	25,716,647
Ship Healthcare Holdings, Inc.	1,964,400	29,226,183
Sumco Corp.	1,361,600	20,305,974
TechnoPro Holdings, Inc.	1,400,000	23,846,756
TIS, Inc.	741,500	15,835,901
TKC Corp.	336,600	7,746,177
Tsuruha Holdings, Inc. (c)	374,200	23,620,968
TOTAL JAPAN		847,962,246
Korea (South) - 1.4%
Hyundai Marine & Fire Insurance Co. Ltd.	596,426	13,426,064
Soulbrain Co. Ltd.	150,600	32,420,865
Vitzrocell Co. Ltd. (b)	1,496,641	18,666,630
TOTAL KOREA (SOUTH)		64,513,559
Mexico - 3.8%
Bolsa Mexicana de Valores S.A.B. de CV	10,327,582	19,400,294
Genomma Lab Internacional SA de CV	16,940,461	16,524,385
Gruma S.A.B. de CV Series B	2,361,077	46,373,216
Grupo Comercial Chedraui S.A.B. de CV	5,581,100	41,235,779
Qualitas Controladora S.A.B. de CV	3,895,035	50,935,642
TOTAL MEXICO		174,469,316
Netherlands - 1.2%
Acomo NV	915,999	17,068,095
Arcadis NV	443,150	27,500,861
Van Lanschot Kempen NV (Bearer)	283,041	10,073,746
TOTAL NETHERLANDS		54,642,702
Norway - 1.5%
Europris ASA (d)	4,904,600	30,994,547
Selvaag Bolig ASA	2,186,000	6,917,037
Sparebanken Midt-Norge	2,429,700	32,003,754
TOTAL NORWAY		69,915,338
Peru - 0.3%
Intercorp Financial Services, Inc.	683,100	14,563,692
Philippines - 1.4%
Century Pacific Food, Inc.	64,787,600	42,543,482
Robinsons Land Corp.	85,329,700	23,019,123
TOTAL PHILIPPINES		65,562,605
Romania - 0.7%
Banca Transilvania SA	5,183,505	31,568,782
Singapore - 1.5%
Boustead Singapore Ltd.	14,552,066	10,166,950
HRnetgroup Ltd.	32,187,700	16,850,838
Mapletree Industrial (REIT)	15,498,931	25,663,691
The Hour Glass Ltd.	14,188,880	16,497,997
TOTAL SINGAPORE		69,179,476
South Africa - 0.3%
Pepkor Holdings Ltd. (d)	15,580,200	14,697,549
Spain - 2.8%
Cie Automotive SA	928,200	24,665,319
Compania de Distribucion Integral Logista Holdings SA	1,510,300	41,197,408
Grupo Catalana Occidente SA	798,222	30,922,610
Prosegur Compania de Seguridad SA (Reg.) (c)	7,627,481	13,496,199
Viscofan Envolturas Celulosicas SA	293,400	18,693,054
TOTAL SPAIN		128,974,590
Sweden - 1.7%
Alligo AB (B Shares)	900,797	10,593,381
Granges AB	2,166,476	25,733,341
Haypp Group (a)	1,232,700	9,642,004
HEXPOL AB (B Shares)	2,043,700	23,366,321
Nordnet AB (c)	427,400	7,725,498
TOTAL SWEDEN		77,060,545
Switzerland - 0.6%
Anhui Heli Co. Ltd. (UBS AG London Branch Bank Warrant Programme) ELS Class A warrants 12/8/25 (a)(d)	8,014,256	26,415,937
Taiwan - 3.8%
International Games Systems Co. Ltd.	2,037,000	62,183,234
Lumax International Corp. Ltd.	4,537,292	15,120,580
Sporton International, Inc.	2,147,977	16,358,149
Test Research, Inc.	8,193,000	26,516,895
Tripod Technology Corp.	4,938,000	29,569,068
Yageo Corp.	922,578	17,566,428
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,908,000	7,043,839
TOTAL TAIWAN		174,358,193
Thailand - 0.4%
Star Petroleum Refining PCL (For. Reg.)	76,469,600	16,346,288
United Kingdom - 16.0%
Alliance Pharma PLC (c)	20,115,527	8,546,021
Ashtead Technology Holdings PLC (b)	6,922,000	70,665,477
B&M European Value Retail SA	5,048,300	32,739,056
Bodycote PLC	2,147,471	18,676,272
Cranswick PLC	490,300	26,405,403
DCC PLC (United Kingdom)	457,300	31,342,344
Direct Line Insurance Group PLC	9,160,900	21,268,531
Grainger Trust PLC	7,345,266	23,542,281
Harbour Energy PLC	4,880,094	17,616,895
Hiscox Ltd.	2,702,648	41,538,254
Indivior PLC (a)	929,200	16,742,801
Informa PLC	3,145,433	31,277,931
J.D. Wetherspoon PLC (a)	2,092,400	18,942,476
Jet2 PLC	1,827,500	32,791,816
John Wood Group PLC (a)	12,397,900	22,989,825
Lancashire Holdings Ltd.	2,892,700	22,048,897
LSL Property Services PLC	4,204,235	15,655,138
Luxfer Holdings PLC sponsored	1,078,259	10,383,634
Mears Group PLC (b)	7,803,114	35,296,380
On The Beach Group PLC (a)(d)	6,731,236	12,145,507
Pets At Home Group PLC	3,026,900	11,051,772
Premier Foods PLC	21,377,300	43,220,025
Rathbone Brothers PLC	923,400	18,899,809
RS GROUP PLC	2,485,053	22,885,309
Sabre Insurance Group PLC (d)	9,562,200	19,213,103
Savills PLC	2,234,400	30,209,381
Tate & Lyle PLC	3,640,843	29,980,647
Vistry Group PLC	1,896,298	28,386,840
WH Smith PLC	1,264,600	17,334,585
TOTAL UNITED KINGDOM		731,796,410
United States of America - 3.7%
Adient PLC (a)	485,600	14,504,872
Adtalem Global Education, Inc. (a)	581,600	28,858,992
Antero Resources Corp. (a)	1,002,400	34,091,624
GCC S.A.B. de CV	2,930,800	33,357,990
RHI Magnesita NV	984,391	44,527,657
WestRock Co.	327,700	15,716,492
TOTAL UNITED STATES OF AMERICA		171,057,627
TOTAL COMMON STOCKS (Cost $3,854,934,975)		4,383,826,793

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	77,252,139	77,267,590
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	18,459,073	18,460,919
TOTAL MONEY MARKET FUNDS (Cost $95,728,509)		95,728,509

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $3,950,663,484)	4,479,555,302
NET OTHER ASSETS (LIABILITIES) - 2.3%	105,525,899
NET ASSETS - 100.0%	4,585,081,201

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,309,759 or 4.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,381,597	440,773,849	456,887,939	2,350,261	83	-	77,267,590	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	31,092,349	265,928,916	278,560,346	81,504	-	-	18,460,919	0.1%
Total	124,473,946	706,702,765	735,448,285	2,431,765	83	-	95,728,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	42,426,011	-	3,271,280	-	2,237,282	29,273,464	70,665,477
Genesis Land Development Corp.	7,126,596	960,504	-	212,336	-	1,773,719	9,860,819
Mears Group PLC	23,189,551	2,830,058	883,999	-	(706,930)	10,867,700	35,296,380
Mincon Group PLC	8,303,238	-	-	154,089	-	(1,516,885)	6,786,353
Servcorp Ltd.	13,569,097	-	-	556,748	-	5,049,462	18,618,559
SomnoMed Ltd.	1,718,117	-	731,578	-	(3,833,710)	3,087,005	-
Ten Entertainment Group PLC	21,267,175	-	-	-	17,753,663	(7,913,930)	-
Vitzrocell Co. Ltd.	17,271,915	1,707,327	-	221,507	-	(312,612)	18,666,630
Western Forest Products, Inc.	9,003,531	-	-	-	-	(2,201,341)	6,802,190
Total	143,875,231	5,497,889	4,886,857	1,144,680	15,450,305	38,106,582	166,696,408

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	196,854,353	81,072,202	115,782,151	-
Consumer Discretionary	562,599,781	308,128,630	254,471,151	-
Consumer Staples	470,590,352	323,438,330	147,152,022	-
Energy	164,959,564	122,896,629	42,062,935	-
Financials	619,132,896	471,384,377	147,748,519	-
Health Care	255,663,725	173,312,774	82,350,951	-
Industrials	982,024,152	618,361,447	363,662,705	-
Information Technology	426,860,825	96,380,897	330,479,928	-
Materials	373,133,708	264,371,167	108,762,540	1
Real Estate	269,810,499	140,175,061	129,635,438	-
Utilities	62,196,938	-	62,196,938	-

Money Market Funds	95,728,509	95,728,509	-	-
Total Investments in Securities:	4,479,555,302	2,695,250,023	1,784,305,278	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,534,650) - See accompanying schedule:
Unaffiliated issuers (cost $3,721,771,606)	$4,217,130,385
Fidelity Central Funds (cost $95,728,509)	95,728,509
Other affiliated issuers (cost $133,163,369)	166,696,408

Total Investment in Securities (cost $3,950,663,484)		$4,479,555,302
Foreign currency held at value (cost $111,024,485)		109,295,137
Receivable for investments sold		3,226,528
Receivable for fund shares sold		3,382,663
Dividends receivable		17,683,517
Reclaims receivable		3,387,108
Distributions receivable from Fidelity Central Funds		392,802
Prepaid expenses		1,238
Other receivables		9,615
Total assets		4,616,933,910
Liabilities
Payable for investments purchased	$2,703,911
Payable for fund shares redeemed	1,727,909
Accrued management fee	3,727,382
Distribution and service plan fees payable	45,483
Deferred taxes	4,987,687
Other payables and accrued expenses	203,512
Collateral on securities loaned	18,456,825
Total liabilities		31,852,709
Net Assets		$4,585,081,201
Net Assets consist of:
Paid in capital		$4,163,363,906
Total accumulated earnings (loss)		421,717,295
Net Assets		$4,585,081,201

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($126,815,661 ÷ 4,106,769 shares)(a)		$30.88
Maximum offering price per share (100/94.25 of $30.88)		$32.76
Class M :
Net Asset Value and redemption price per share ($17,430,627 ÷ 566,912 shares)(a)		$30.75
Maximum offering price per share (100/96.50 of $30.75)		$31.87
Class C :
Net Asset Value and offering price per share ($13,628,633 ÷ 460,507 shares)(a)		$29.59
International Small Cap :
Net Asset Value, offering price and redemption price per share ($1,555,431,975 ÷ 49,267,565 shares)		$31.57
Class I :
Net Asset Value, offering price and redemption price per share ($1,221,492,008 ÷ 38,420,690 shares)		$31.79
Class Z :
Net Asset Value, offering price and redemption price per share ($1,650,282,297 ÷ 51,966,571 shares)		$31.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends (including $1,144,680 earned from affiliated issuers)		$59,105,470
Income from Fidelity Central Funds (including $81,504 from security lending)		2,431,765
Income before foreign taxes withheld		$61,537,235
Less foreign taxes withheld		(5,403,622)
Total income		56,133,613
Expenses
Management fee
Basic fee	$18,000,415
Performance adjustment	2,739,401
Transfer agent fees	1,792,476
Distribution and service plan fees	269,067
Accounting fees	534,270
Custodian fees and expenses	252,708
Independent trustees' fees and expenses	10,362
Registration fees	157,601
Audit	56,922
Legal	2,201
Miscellaneous	7,593
Total expenses before reductions	23,823,016
Expense reductions	(191,738)
Total expenses after reductions		23,631,278
Net Investment income (loss)		32,502,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,516,422)
Fidelity Central Funds	83
Other affiliated issuers	15,450,305
Foreign currency transactions	(1,084,686)
Total net realized gain (loss)		12,849,280
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,816,103)	553,815,299
Affiliated issuers	38,106,582
Assets and liabilities in foreign currencies	(524,492)
Total change in net unrealized appreciation (depreciation)		591,397,389
Net gain (loss)		604,246,669
Net increase (decrease) in net assets resulting from operations		$636,749,004
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,502,335	$65,046,236
Net realized gain (loss)	12,849,280	(49,505,968)
Change in net unrealized appreciation (depreciation)	591,397,389	332,949,836
Net increase (decrease) in net assets resulting from operations	636,749,004	348,490,104
Distributions to shareholders	(81,035,424)	(22,796,062)

Share transactions - net increase (decrease)	373,974,743	398,485,883
Total increase (decrease) in net assets	929,688,323	724,179,925

Net Assets
Beginning of period	3,655,392,878	2,931,212,953
End of period	$4,585,081,201	$3,655,392,878

Financial Highlights
Fidelity Advisor® International Small Cap Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.84	$23.88	$34.31	$24.75	$26.32	$25.78
Income from Investment Operations
Net investment income (loss) A,B	.18	.44	.58	.31	.27	.49
Net realized and unrealized gain (loss)	4.37	2.63	(8.74)	9.42	(1.26)	1.43
Total from investment operations	4.55	3.07	(8.16)	9.73	(.99)	1.92
Distributions from net investment income	(.51)	(.11)	(.75)	(.17)	(.44)	(.38)
Distributions from net realized gain	-	-	(1.52)	-	(.14)	(1.00)
Total distributions	(.51)	(.11)	(2.27)	(.17)	(.58)	(1.38)
Net asset value, end of period	$30.88	$26.84	$23.88	$34.31	$24.75	$26.32
Total Return C,D,E	17.07%	12.87%	(25.19)%	39.43%	(3.91)%	8.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.39% H	1.43%	1.29%	1.29%	1.36%	1.47%
Expenses net of fee waivers, if any	1.38 % H	1.43%	1.29%	1.29%	1.36%	1.47%
Expenses net of all reductions	1.38% H	1.43%	1.29%	1.29%	1.35%	1.46%
Net investment income (loss)	1.21% H	1.56%	2.06%	.95%	1.09%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$126,816	$108,866	$95,906	$136,131	$92,044	$105,786
Portfolio turnover rate I	13 % H	10%	17%	28%	43%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.69	$23.73	$34.12	$24.62	$26.18	$25.62
Income from Investment Operations
Net investment income (loss) A,B	.14	.36	.50	.22	.19	.41
Net realized and unrealized gain (loss)	4.35	2.64	(8.70)	9.38	(1.25)	1.43
Total from investment operations	4.49	3.00	(8.20)	9.60	(1.06)	1.84
Distributions from net investment income	(.43)	(.04)	(.66)	(.10)	(.36)	(.27)
Distributions from net realized gain	-	-	(1.52)	-	(.14)	(1.00)
Total distributions	(.43)	(.04)	(2.19) C	(.10)	(.50)	(1.28) C
Net asset value, end of period	$30.75	$26.69	$23.73	$34.12	$24.62	$26.18
Total Return D,E,F	16.90%	12.62%	(25.43)%	39.07%	(4.19)%	7.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.65% I	1.71%	1.57%	1.57%	1.67%	1.78%
Expenses net of fee waivers, if any	1.64 % I	1.70%	1.56%	1.57%	1.67%	1.78%
Expenses net of all reductions	1.64% I	1.70%	1.56%	1.57%	1.65%	1.77%
Net investment income (loss)	.96% I	1.29%	1.79%	.68%	.78%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$17,431	$15,515	$13,761	$19,926	$12,492	$16,013
Portfolio turnover rate J	13 % I	10%	17%	28%	43%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.64	$22.88	$32.93	$23.80	$25.27	$24.77
Income from Investment Operations
Net investment income (loss) A,B	.07	.21	.35	.06	.08	.28
Net realized and unrealized gain (loss)	4.17	2.55	(8.40)	9.07	(1.23)	1.39
Total from investment operations	4.24	2.76	(8.05)	9.13	(1.15)	1.67
Distributions from net investment income	(.29)	-	(.48)	-	(.18)	(.17)
Distributions from net realized gain	-	-	(1.52)	-	(.14)	(1.00)
Total distributions	(.29)	-	(2.00)	-	(.32)	(1.17)
Net asset value, end of period	$29.59	$25.64	$22.88	$32.93	$23.80	$25.27
Total Return C,D,E	16.58%	12.06%	(25.77)%	38.36%	(4.65)%	7.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.14% H	2.20%	2.06%	2.05%	2.13%	2.24%
Expenses net of fee waivers, if any	2.13 % H	2.19%	2.05%	2.05%	2.13%	2.24%
Expenses net of all reductions	2.13% H	2.19%	2.05%	2.05%	2.11%	2.23%
Net investment income (loss)	.46% H	.80%	1.30%	.19%	.32%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$13,629	$12,603	$13,556	$21,683	$17,659	$23,937
Portfolio turnover rate I	13 % H	10%	17%	28%	43%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Small Cap Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.46	$24.43	$35.05	$25.28	$26.86	$26.29
Income from Investment Operations
Net investment income (loss) A,B	.23	.52	.67	.41	.34	.57
Net realized and unrealized gain (loss)	4.47	2.70	(8.94)	9.61	(1.27)	1.45
Total from investment operations	4.70	3.22	(8.27)	10.02	(.93)	2.02
Distributions from net investment income	(.59)	(.19)	(.83)	(.25)	(.51)	(.45)
Distributions from net realized gain	-	-	(1.52)	-	(.14)	(1.00)
Total distributions	(.59)	(.19)	(2.35)	(.25)	(.65)	(1.45)
Net asset value, end of period	$31.57	$27.46	$24.43	$35.05	$25.28	$26.86
Total Return C,D	17.22%	13.19%	(25.01)%	39.83%	(3.61)%	8.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.12% G	1.17%	1.02%	1.01%	1.08%	1.19%
Expenses net of fee waivers, if any	1.11 % G	1.16%	1.02%	1.01%	1.08%	1.19%
Expenses net of all reductions	1.11% G	1.16%	1.02%	1.01%	1.07%	1.18%
Net investment income (loss)	1.48% G	1.83%	2.33%	1.23%	1.37%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,555,432	$1,342,755	$1,145,773	$1,534,214	$1,122,746	$1,282,412
Portfolio turnover rate H	13 % G	10%	17%	28%	43%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.66	$24.60	$35.27	$25.44	$27.03	$26.45
Income from Investment Operations
Net investment income (loss) A,B	.23	.53	.68	.41	.35	.58
Net realized and unrealized gain (loss)	4.49	2.71	(8.99)	9.67	(1.28)	1.46
Total from investment operations	4.72	3.24	(8.31)	10.08	(.93)	2.04
Distributions from net investment income	(.59)	(.18)	(.84)	(.25)	(.52)	(.46)
Distributions from net realized gain	-	-	(1.52)	-	(.14)	(1.00)
Total distributions	(.59)	(.18)	(2.36)	(.25)	(.66)	(1.46)
Net asset value, end of period	$31.79	$27.66	$24.60	$35.27	$25.44	$27.03
Total Return C,D	17.20%	13.20%	(24.98)%	39.80%	(3.62)%	8.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.14% G	1.16%	1.02%	1.02%	1.08%	1.19%
Expenses net of fee waivers, if any	1.13 % G	1.15%	1.01%	1.02%	1.08%	1.18%
Expenses net of all reductions	1.13% G	1.15%	1.01%	1.02%	1.06%	1.18%
Net investment income (loss)	1.46% G	1.84%	2.34%	1.22%	1.38%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,221,492	$924,094	$696,515	$1,080,258	$605,100	$777,771
Portfolio turnover rate H	13 % G	10%	17%	28%	43%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.65	$24.59	$35.26	$25.43	$27.03	$26.46
Income from Investment Operations
Net investment income (loss) A,B	.25	.56	.70	.45	.38	.61
Net realized and unrealized gain (loss)	4.49	2.72	(8.97)	9.67	(1.28)	1.47
Total from investment operations	4.74	3.28	(8.27)	10.12	(.90)	2.08
Distributions from net investment income	(.63)	(.22)	(.88)	(.29)	(.56)	(.50)
Distributions from net realized gain	-	-	(1.52)	-	(.14)	(1.00)
Total distributions	(.63)	(.22)	(2.40)	(.29)	(.70)	(1.51) C
Net asset value, end of period	$31.76	$27.65	$24.59	$35.26	$25.43	$27.03
Total Return D,E	17.27%	13.38%	(24.89)%	39.99%	(3.51)%	8.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02% H	1.03%	.89%	.89%	.94%	1.05%
Expenses net of fee waivers, if any	1.01 % H	1.03%	.89%	.89%	.94%	1.05%
Expenses net of all reductions	1.01% H	1.03%	.89%	.89%	.93%	1.04%
Net investment income (loss)	1.59% H	1.96%	2.47%	1.35%	1.51%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,650,282	$1,251,559	$965,701	$739,757	$275,127	$245,252
Portfolio turnover rate I	13 % H	10%	17%	28%	43%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$962,166,396
Gross unrealized depreciation	(475,415,761)
Net unrealized appreciation (depreciation)	$486,750,635
Tax cost	$3,992,804,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(51,144,509)
Long-term	(43,090,240)
Total capital loss carryforward	$(94,234,749)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	606,881,550	270,408,456

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
International Small Cap	1.00
Class I	1.00
Class Z	.87

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.91
Class M	.91
Class C	.91
International Small Cap	.87
Class I	.91
Class Z	.79

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .82%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity International Small Cap Fund	MSCI ACWI (All Country World Index) ex USA Small Cap Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	156,690	2,452
Class M	.25%	.25%	43,072	190
Class C	.75%	.25%	69,305	5,625
			269,067	8,267

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11,428
Class M	636
Class CA	15
12,079

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1909%
Class M	0.2000%
Class C	0.2000%
International Small Cap	0.1743%
Class I	0.1723%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	77,950.19
Class M	11,353.20
Class C	9,182.20
International Small Cap	861,865.18
Class I	626,562.17
Class Z	205,564.04
	1,792,476

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Small Cap Fund	0.0385%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Small Cap Fund	253

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Small Cap Fund	24,977,234	4,842,097	(2,947,619)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Small Cap Fund	3,871

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Small Cap Fund	8,846	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $428 . During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	35

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $191,275.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Small Cap Fund
Distributions to shareholders
Class A	$2,098,372	$440,641
Class M	241,727	19,955
Class C	139,497	-
International Small Cap	27,992,078	8,831,165
Class I	20,805,567	5,018,235
Class Z	29,758,183	8,486,066
Total	$ 81,035,424	$ 22,796,062

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Small Cap Fund
Class A
Shares sold	475,989	918,692	$14,155,361	$25,838,409
Reinvestment of distributions	71,368	16,707	2,084,465	437,544
Shares redeemed	(495,980)	(896,876)	(14,948,476)	(25,017,177)
Net increase (decrease)	51,377	38,523	$1,291,350	$1,258,776
Class M
Shares sold	40,481	114,850	$1,216,745	$3,220,186
Reinvestment of distributions	8,280	763	241,156	19,926
Shares redeemed	(63,199)	(114,079)	(1,886,135)	(3,149,104)
Net increase (decrease)	(14,438)	1,534	$(428,234)	$91,008
Class C
Shares sold	29,733	51,153	$860,014	$1,355,166
Reinvestment of distributions	4,960	-	139,376	-
Shares redeemed	(65,750)	(152,016)	(1,910,359)	(4,049,390)
Net increase (decrease)	(31,057)	(100,863)	$(910,969)	$(2,694,224)
International Small Cap
Shares sold	5,547,404	12,448,015	$171,269,742	$353,729,600
Reinvestment of distributions	843,925	303,022	25,168,669	8,099,784
Shares redeemed	(6,014,007)	(10,758,826)	(183,224,262)	(307,464,961)
Net increase (decrease)	377,322	1,992,211	$13,214,149	$54,364,423
Class I
Shares sold	8,296,860	14,669,013	$256,508,490	$422,708,769
Reinvestment of distributions	673,230	178,126	20,225,978	4,795,157
Shares redeemed	(3,955,506)	(9,758,006)	(122,542,369)	(275,755,333)
Net increase (decrease)	5,014,584	5,089,133	$154,192,099	$151,748,593
Class Z
Shares sold	10,006,119	18,575,488	$310,120,312	$542,508,039
Reinvestment of distributions	663,553	206,606	19,900,821	5,553,574
Shares redeemed	(3,973,592)	(12,784,069)	(123,404,785)	(354,344,306)
Net increase (decrease)	6,696,080	5,998,025	$206,616,348	$193,717,307

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® International Small Cap Fund
Class A **	1.38%
Actual		$ 1,000	$ 1,170.70	$ 7.45
Hypothetical-B		$ 1,000	$ 1,018.00	$ 6.92
Class M **	1.64%
Actual		$ 1,000	$ 1,169.00	$ 8.84
Hypothetical-B		$ 1,000	$ 1,016.71	$ 8.22
Class C	2.13%
Actual		$ 1,000	$ 1,165.80	$ 11.47
Hypothetical-B		$ 1,000	$ 1,014.27	$ 10.67
Fidelity® International Small Cap Fund **	1.11%
Actual		$ 1,000	$ 1,172.20	$ 5.99
Hypothetical-B		$ 1,000	$ 1,019.34	$ 5.57
Class I **	1.13%
Actual		$ 1,000	$ 1,172.00	$ 6.10
Hypothetical-B		$ 1,000	$ 1,019.24	$ 5.67
Class Z **	1.01%
Actual		$ 1,000	$ 1,172.70	$ 5.46
Hypothetical-B		$ 1,000	$ 1,019.84	$ 5.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® International Small Cap Fund
Class A	1.30%
Actual		$ 7.02
Hypothetical- B		$ 6.52
Class M	1.55%
Actual		$ 8.36
Hypothetical- B		$ 7.77
Fidelity® International Small Cap Fund	1.01%
Actual		$ 5.46
Hypothetical- B		$ 5.07
Class I	1.05%
Actual		$ 5.67
Hypothetical- B		$ 5.27
Class Z	.93%
Actual		$ 5.02
Hypothetical- B		$ 4.67

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Small Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800662.120
ISC-SANN-0624
Fidelity® Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	9.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	6.3
Tencent Holdings Ltd. (China, Interactive Media & Services)	5.7
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.3
Reliance Industries Ltd. GDR (India, Oil, Gas & Consumable Fuels)	2.4
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	2.0
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	1.9
HDFC Bank Ltd.	1.7
Bharti Airtel Ltd. (India, Wireless Telecommunication Services)	1.6
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.6
35.5

Market Sectors (% of Fund's net assets)

Information Technology	23.1
Financials	23.1
Consumer Discretionary	15.8
Communication Services	10.9
Industrials	5.8
Materials	3.9
Consumer Staples	3.8
Health Care	3.5
Energy	3.2
Real Estate	1.1
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Futures - 1.0%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 93.9%
	Shares	Value ($)
Brazil - 4.7%
Banco BTG Pactual SA unit	6,019	38,716
Banco do Brasil SA	6,642	35,074
Hapvida Participacoes e Investimentos SA (a)(b)	22,159	15,747
Localiza Rent a Car SA	2,035	19,215
Lojas Renner SA	7,812	23,063
Nu Holdings Ltd. (a)	5,709	62,000
Raia Drogasil SA	4,660	22,956
Suzano SA	888	9,997
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	21,935	30,035
TOTAL BRAZIL		256,803
China - 27.9%
Airtac International Group	1,019	36,014
Alibaba Group Holding Ltd.	19,497	182,552
Anta Sports Products Ltd.	4,976	56,333
Baidu, Inc. sponsored ADR (a)	137	14,166
BYD Co. Ltd. (H Shares)	2,127	58,307
China Construction Bank Corp. (H Shares)	110,729	71,641
China Life Insurance Co. Ltd. (H Shares)	24,016	31,627
China Merchants Bank Co. Ltd. (H Shares)	10,608	45,942
Flat Glass Group Co. Ltd.	6,858	16,519
Haier Smart Home Co. Ltd.	4,519	16,738
Innovent Biologics, Inc. (a)(b)	4,977	24,093
JD.com, Inc. sponsored ADR	1,081	31,230
Kuaishou Technology Class B (a)(b)	1,918	13,447
Kweichow Moutai Co. Ltd. (A Shares)	136	31,887
Li Auto, Inc. ADR (a)	567	14,901
Li Ning Co. Ltd.	4,232	11,079
Meituan Class B (a)(b)	6,447	88,031
NetEase, Inc. ADR	336	31,406
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	890	68,619
PDD Holdings, Inc. ADR (a)	584	73,105
Ping An Insurance Group Co. of China Ltd. (H Shares)	8,922	40,435
Qingdao Port International Co. Ltd. (H Shares) (b)	18,173	11,898
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,303	54,713
Sinotruk Hong Kong Ltd.	25,412	63,243
Tencent Holdings Ltd.	7,085	310,912
Trip.com Group Ltd. ADR (a)	568	27,412
Zhongji Innolight Co. Ltd. (A Shares)	1,169	29,467
Zijin Mining Group Co. Ltd. (H Shares)	33,112	72,233
TOTAL CHINA		1,527,950
Greece - 0.5%
Athens International Airport SA	600	5,321
OPAP SA	1,472	24,522
TOTAL GREECE		29,843
Hungary - 1.7%
OTP Bank PLC	953	47,289
Richter Gedeon PLC	1,698	43,240
TOTAL HUNGARY		90,529
India - 13.5%
Axis Bank Ltd.	4,138	57,742
Bharti Airtel Ltd.	5,633	89,138
Computer Age Management Services Private Ltd.	756	28,968
HDFC Bank Ltd.	3,437	62,400
HDFC Bank Ltd. sponsored ADR	540	31,104
HDFC Standard Life Insurance Co. Ltd. (b)	4,036	28,163
ICICI Bank Ltd.	3,686	50,775
Infosys Ltd. sponsored ADR	1,212	20,253
Larsen & Toubro Ltd.	1,361	58,487
Mankind Pharma Ltd.	877	24,786
NTPC Ltd.	7,794	33,863
Reliance Industries Ltd.	1,457	51,132
Reliance Industries Ltd. GDR (b)	1,103	77,982
SRF Ltd.	422	13,215
Tata Consultancy Services Ltd.	348	15,878
Tata Steel Ltd.	7,998	15,761
Ultratech Cement Ltd.	163	19,435
Zomato Ltd. (a)	25,296	58,365
TOTAL INDIA		737,447
Indonesia - 2.5%
PT Bank Central Asia Tbk	137,509	82,682
PT Bank Mandiri (Persero) Tbk	58,173	24,588
PT Bank Rakyat Indonesia (Persero) Tbk	24,259	7,343
PT Telkom Indonesia Persero Tbk	102,012	19,776
TOTAL INDONESIA		134,389
Korea (South) - 13.8%
AMOREPACIFIC Corp.	347	42,176
BGF Retail Co. Ltd.	91	8,555
Hana Financial Group, Inc.	223	9,379
Hyundai Motor Co. Ltd.	332	59,552
JYP Entertainment Corp.	75	3,577
KB Financial Group, Inc.	575	31,099
Kia Corp.	238	20,108
LG Corp.	84	4,779
NAVER Corp.	328	43,142
Samsung Biologics Co. Ltd. (a)(b)	49	27,464
Samsung Electronics Co. Ltd.	6,250	346,444
Samsung Fire & Marine Insurance Co. Ltd.	72	16,070
SK Hynix, Inc.	881	108,416
SK Square Co. Ltd. (a)	570	31,230
TOTAL KOREA (SOUTH)		751,991
Mexico - 4.1%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	1,100	39,061
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	116	13,649
Grupo Aeroportuario Norte S.A.B. de CV	1,295	14,337
Grupo Financiero Banorte S.A.B. de CV Series O	10,304	101,983
Wal-Mart de Mexico SA de CV Series V	15,091	56,309
TOTAL MEXICO		225,339
Peru - 1.0%
Credicorp Ltd. (United States)	321	53,161
Philippines - 0.4%
Ayala Land, Inc.	42,913	21,291
Poland - 0.9%
Powszechna Kasa Oszczednosci Bank SA	3,202	47,915
Saudi Arabia - 1.7%
Al Rajhi Bank	1,428	30,421
Alinma Bank	2,205	19,607
The Saudi National Bank	4,503	45,143
TOTAL SAUDI ARABIA		95,171
Singapore - 0.7%
Sea Ltd. ADR (a)	643	40,631
South Africa - 4.6%
Absa Group Ltd.	890	6,863
Bid Corp. Ltd.	647	14,747
Capitec Bank Holdings Ltd.	357	44,183
FirstRand Ltd.	5,814	20,071
Gold Fields Ltd. sponsored ADR	1,231	19,905
Impala Platinum Holdings Ltd.	5,068	22,560
MTN Group Ltd.	6,757	32,385
Naspers Ltd. Class N	188	35,979
Pepkor Holdings Ltd. (b)	15,017	14,166
Shoprite Holdings Ltd.	1,490	19,880
Standard Bank Group Ltd.	2,085	19,580
TOTAL SOUTH AFRICA		250,319
Taiwan - 14.3%
Alchip Technologies Ltd.	462	43,496
Chailease Holding Co. Ltd.	7,759	40,850
E.SUN Financial Holdings Co. Ltd.	15,067	12,638
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,457	44,939
MediaTek, Inc.	2,116	63,686
Quanta Computer, Inc.	2,212	17,329
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,576	491,127
Unimicron Technology Corp.	3,278	18,095
Wiwynn Corp.	151	10,723
Yageo Corp.	2,144	40,823
TOTAL TAIWAN		783,706
Thailand - 0.9%
PTT Exploration and Production PCL (For. Reg.)	11,402	47,570
United Kingdom - 0.7%
AngloGold Ashanti PLC	1,699	39,060
TOTAL COMMON STOCKS (Cost $4,617,254)		5,133,115

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.9%
Itau Unibanco Holding SA (Cost $42,386)	8,190	49,462

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $246,600)	246,551	246,600

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $4,906,240)	5,429,177
NET OTHER ASSETS (LIABILITIES) - 0.7%	37,481
NET ASSETS - 100.0%	5,466,658

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Jun 2024	52,100	1,061	1,061

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,991 or 5.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	151,488	1,328,192	1,233,080	8,831	-	-	246,600	0.0%
Total	151,488	1,328,192	1,233,080	8,831	-	-	246,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	598,580	86,203	512,377	-
Consumer Discretionary	864,062	262,852	601,210	-
Consumer Staples	210,159	92,914	117,245	-
Energy	176,684	77,982	98,702	-
Financials	1,265,946	561,875	704,071	-
Health Care	190,043	58,987	131,056	-
Industrials	303,527	68,908	234,619	-
Information Technology	1,267,195	511,380	755,815	-
Materials	212,166	68,962	143,204	-
Real Estate	60,352	39,061	21,291	-
Utilities	33,863	-	33,863	-

Money Market Funds	246,600	246,600	-	-
Total Investments in Securities:	5,429,177	2,075,724	3,353,453	-
Derivative Instruments: Assets
Futures Contracts	1,061	1,061	-	-
Total Assets	1,061	1,061	-	-
Total Derivative Instruments:	1,061	1,061	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,061	0
Total Equity Risk	1,061	0
Total Value of Derivatives	1,061	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,659,640)	$5,182,577
Fidelity Central Funds (cost $246,600)	246,600

Total Investment in Securities (cost $4,906,240)		$5,429,177
Segregated cash with brokers for derivative instruments		1,526
Cash		17,462
Foreign currency held at value (cost $12,557)		12,555
Receivable for investments sold		60,208
Receivable for fund shares sold		26,118
Dividends receivable		5,341
Distributions receivable from Fidelity Central Funds		1,342
Prepaid expenses		2
Receivable from investment adviser for expense reductions		7,567
Total assets		5,561,298
Liabilities
Payable for investments purchased	$27,904
Payable for fund shares redeemed	2,466
Accrued management fee	4,162
Distribution and service plan fees payable	329
Payable for daily variation margin on futures contracts	715
Deferred taxes	15,777
Audit fee payable	34,886
Custody fee payable	8,261
Other payables and accrued expenses	140
Total liabilities		94,640
Net Assets		$5,466,658
Net Assets consist of:
Paid in capital		$5,759,276
Total accumulated earnings (loss)		(292,618)
Net Assets		$5,466,658

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($280,244 ÷ 33,314 shares)(a)		$8.41
Maximum offering price per share (100/94.25 of $8.41)		$8.92
Class M :
Net Asset Value and redemption price per share ($225,227 ÷ 26,784 shares)(a)		$8.41
Maximum offering price per share (100/96.50 of $8.41)		$8.72
Class C :
Net Asset Value and offering price per share ($214,206 ÷ 25,568 shares)(a)		$8.38
Fidelity Sustainable Emerging Markets Equity Fund :
Net Asset Value, offering price and redemption price per share ($4,049,720 ÷ 480,747 shares)		$8.42
Class I :
Net Asset Value, offering price and redemption price per share ($226,553 ÷ 26,898 shares)		$8.42
Class Z :
Net Asset Value, offering price and redemption price per share ($470,708 ÷ 55,709 shares)		$8.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$45,847
Income from Fidelity Central Funds		8,831
Income before foreign taxes withheld		$54,678
Less foreign taxes withheld		(5,684)
Total income		48,994
Expenses
Management fee
Basic fee	$20,414
Performance adjustment	68
Transfer agent fees	2,956
Distribution and service plan fees	1,887
Accounting fees and expenses	786
Custodian fees and expenses	13,045
Independent trustees' fees and expenses	12
Registration fees	76,889
Audit	43,415
Legal	2
Miscellaneous	9
Total expenses before reductions	159,483
Expense reductions	(127,506)
Total expenses after reductions		31,977
Net Investment income (loss)		17,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,485)	41,752
Foreign currency transactions	(1,635)
Futures contracts	(2,290)
Total net realized gain (loss)		37,827
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,106)	631,913
Assets and liabilities in foreign currencies	(148)
Futures contracts	1,228
Total change in net unrealized appreciation (depreciation)		632,993
Net gain (loss)		670,820
Net increase (decrease) in net assets resulting from operations		$687,837
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,017	$55,252
Net realized gain (loss)	37,827	(415,154)
Change in net unrealized appreciation (depreciation)	632,993	636,341
Net increase (decrease) in net assets resulting from operations	687,837	276,439
Distributions to shareholders	(77,705)	(23,630)

Share transactions - net increase (decrease)	725,020	866,372
Total increase (decrease) in net assets	1,335,152	1,119,181

Net Assets
Beginning of period	4,131,506	3,012,325
End of period	$5,466,658	$4,131,506

Financial Highlights
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.36	$6.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.08	.03
Net realized and unrealized gain (loss)	1.15	.77	(3.48)
Total from investment operations	1.17	.85	(3.45)
Distributions from net investment income	(.12)	(.04)	-
Total distributions	(.12)	(.04)	-
Net asset value, end of period	$8.41	$7.36	$6.55
Total Return D,E,F	16.06%	12.93%	(34.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	6.68% I	6.44%	8.77% I,J
Expenses net of fee waivers, if any	1.49 % I	1.49%	1.57% I
Expenses net of all reductions	1.48% I	1.48%	1.56% I
Net investment income (loss)	.50% I	1.06%	.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$280	$224	$164
Portfolio turnover rate K	97 % I	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.35	$6.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.06	.01
Net realized and unrealized gain (loss)	1.15	.77	(3.47)
Total from investment operations	1.16	.83	(3.46)
Distributions from net investment income	(.10)	(.02)	-
Total distributions	(.10)	(.02)	-
Net asset value, end of period	$8.41	$7.35	$6.54
Total Return D,E,F	15.94%	12.65%	(34.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	6.84% I	6.57%	9.01% I,J
Expenses net of fee waivers, if any	1.74 % I	1.74%	1.82% I
Expenses net of all reductions	1.73% I	1.73%	1.82% I
Net investment income (loss)	.25% I	.81%	.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$225	$184	$164
Portfolio turnover rate K	97 % I	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.30	$6.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	1.15	.76	(3.47)
Total from investment operations	1.14	.78	(3.48)
Distributions from net investment income	(.06)	-	-
Total distributions	(.06)	-	-
Net asset value, end of period	$8.38	$7.30	$6.52
Total Return D,E,F	15.73%	11.96%	(34.80)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	7.36% I	7.07%	9.51% I,J
Expenses net of fee waivers, if any	2.24 % I	2.25%	2.32% I
Expenses net of all reductions	2.23% I	2.24%	2.32% I
Net investment income (loss)	(.25)% I	.31%	(.24)% I
Supplemental Data
Net assets, end of period (000 omitted)	$214	$185	$163
Portfolio turnover rate K	97 % I	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Emerging Markets Equity Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.38	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.10	.05
Net realized and unrealized gain (loss)	1.15	.76	(3.48)
Total from investment operations	1.18	.86	(3.43)
Distributions from net investment income	(.14)	(.05)	-
Total distributions	(.14)	(.05)	-
Net asset value, end of period	$8.42	$7.38	$6.57
Total Return D,E	16.18%	13.11%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	6.37% H	6.16%	8.07% H,I
Expenses net of fee waivers, if any	1.24 % H	1.25%	1.25% H
Expenses net of all reductions	1.23% H	1.24%	1.25% H
Net investment income (loss)	.75% H	1.31%	.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,050	$2,947	$2,082
Portfolio turnover rate J	97 % H	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.38	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.10	.04
Net realized and unrealized gain (loss)	1.15	.76	(3.47)
Total from investment operations	1.18	.86	(3.43)
Distributions from net investment income	(.14)	(.05)	-
Total distributions	(.14)	(.05)	-
Net asset value, end of period	$8.42	$7.38	$6.57
Total Return D,E	16.18%	13.11%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	6.39% H	6.00%	8.50% H,I
Expenses net of fee waivers, if any	1.24 % H	1.24%	1.31% H
Expenses net of all reductions	1.23% H	1.23%	1.31% H
Net investment income (loss)	.75% H	1.31%	.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$227	$201	$164
Portfolio turnover rate J	97 % H	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.40	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.11	.05
Net realized and unrealized gain (loss)	1.15	.77	(3.48)
Total from investment operations	1.19	.88	(3.43)
Distributions from net investment income	(.14)	(.05)	-
Total distributions	(.14)	(.05)	-
Net asset value, end of period	$8.45	$7.40	$6.57
Total Return D,E	16.27%	13.42%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	6.25% H	5.87%	8.23% H,I
Expenses net of fee waivers, if any	1.09 % H	1.09%	1.15% H
Expenses net of all reductions	1.08% H	1.09%	1.15% H
Net investment income (loss)	.90% H	1.46%	.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$471	$390	$276
Portfolio turnover rate J	97 % H	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Emerging Markets Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$700,098
Gross unrealized depreciation	(255,868)
Net unrealized appreciation (depreciation)	$444,230
Tax cost	$4,986,006

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(574,011)
Long-term	(169,094)
Total capital loss carryforward	$(743,105)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Emerging Markets Equity Fund	2,707,109	2,235,531

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.90
Class C	.90
Fidelity Sustainable Emerging Markets Equity Fund	.98
Class I	.90
Class Z	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.97
Class M	.90
Class C	.90
Fidelity Sustainable Emerging Markets Equity Fund	.93
Class I	.90
Class Z	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .77%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Sustainable Emerging Markets Equity Fund	MSCI Emerging Markets Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable Emerging Markets Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was less than .005%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	328	261
Class M	.25%	.25%	520	518
Class C	.75%	.25%	1,039	1,024
			1,887	1,803

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1963
Class M	.1153
Class C	.1151
Fidelity Sustainable Emerging Markets Equity Fund	.2000
Class I	.1217

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	195.23
Class M	81.12
Class C	79.12
Fidelity Sustainable Emerging Markets Equity Fund	2,450.21
Class I	92.13
Class Z	59.04
	2,956
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Sustainable Emerging Markets Equity Fund	.0498

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable Emerging Markets Equity Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable Emerging Markets Equity Fund	38,006	58,627	1,840

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Sustainable Emerging Markets Equity Fund	4
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.50%	6,801
Class M	1.75%	5,288
Class C	2.25%	5,307
Fidelity Sustainable Emerging Markets Equity Fund	1.25%	92,680
Class I	1.25%	5,731
Class Z	1.10%	11,146
		126,953
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $337.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $216.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Sustainable Emerging Markets Equity Fund
Distributions to shareholders
Class A	$3,751	$1,114
Class M	2,609	450
Class C	1,624	-
Fidelity Sustainable Emerging Markets Equity Fund	59,025	18,515
Class I	3,903	1,326
Class Z	6,793	2,225
Total	$77,705	$23,630
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Sustainable Emerging Markets Equity Fund
Class A
Shares sold	2,473	8,323	$20,365	$64,307
Reinvestment of distributions	479	147	3,751	1,114
Shares redeemed	(58)	(3,050)	(497)	(25,227)
Net increase (decrease)	2,894	5,420	$23,619	$40,194
Class M
Shares sold	1,381	11	$11,309	$89
Reinvestment of distributions	333	59	2,609	450
Net increase (decrease)	1,714	70	$13,918	$539
Class C
Shares sold	45	848	$346	$6,892
Reinvestment of distributions	207	-	1,624	-
Shares redeemed	-	(532)	-	(4,129)
Net increase (decrease)	252	316	$1,970	$2,763
Fidelity Sustainable Emerging Markets Equity Fund
Shares sold	130,633	371,692	$1,061,368	$2,989,168
Reinvestment of distributions	6,946	2,252	54,391	17,120
Shares redeemed	(56,284)	(291,557)	(451,308)	(2,290,199)
Net increase (decrease)	81,295	82,387	$664,451	$716,089
Class I
Shares sold	-	2,102	$ -	$17,000
Reinvestment of distributions	498	174	3,903	1,326
Shares redeemed	(876)	-	(7,101)	-
Net increase (decrease)	(378)	2,276	$(3,198)	$18,326
Class Z
Shares sold	14,468	14,147	$118,373	$113,210
Reinvestment of distributions	462	174	3,624	1,326
Shares redeemed	(11,989)	(3,509)	(97,737)	(26,075)
Net increase (decrease)	2,941	10,812	$24,260	$88,461

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Emerging Markets Equity Fund	28%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	21%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Sustainable Emerging Markets Equity Fund
Class A	1.49%
Actual		$ 1,000	$ 1,160.60	$ 8.00
Hypothetical-B		$ 1,000	$ 1,017.45	$ 7.47
Class M	1.74%
Actual		$ 1,000	$ 1,159.40	$ 9.34
Hypothetical-B		$ 1,000	$ 1,016.21	$ 8.72
Class C	2.24%
Actual		$ 1,000	$ 1,157.30	$ 12.01
Hypothetical-B		$ 1,000	$ 1,013.72	$ 11.22
Fidelity® Sustainable Emerging Markets Equity Fund	1.24%
Actual		$ 1,000	$ 1,161.80	$ 6.66
Hypothetical-B		$ 1,000	$ 1,018.70	$ 6.22
Class I	1.24%
Actual		$ 1,000	$ 1,161.80	$ 6.66
Hypothetical-B		$ 1,000	$ 1,018.70	$ 6.22
Class Z	1.09%
Actual		$ 1,000	$ 1,162.70	$ 5.86
Hypothetical-B		$ 1,000	$ 1,019.44	$ 5.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Sustainable Emerging Markets Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9905244.102
MAR-SANN-0624
Fidelity® Sustainable International Equity Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	5.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	4.2
Hitachi Ltd. (Japan, Industrial Conglomerates)	3.3
Itochu Corp. (Japan, Trading Companies & Distributors)	3.2
Sony Group Corp. (Japan, Household Durables)	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
ORIX Corp. (Japan, Financial Services)	2.7
CRH PLC (United States of America, Construction Materials)	2.4
Schneider Electric SA (United States of America, Electrical Equipment)	2.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.4
32.0

Market Sectors (% of Fund's net assets)

Financials	23.1
Industrials	16.6
Health Care	13.6
Information Technology	13.2
Consumer Discretionary	11.7
Materials	5.9
Consumer Staples	5.0
Utilities	3.7
Communication Services	2.0
Real Estate	1.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 1.5%
Brambles Ltd.	2,852	26,831
Macquarie Group Ltd.	922	110,399
TOTAL AUSTRALIA		137,230
Austria - 1.0%
Wienerberger AG	2,641	94,588
Belgium - 1.9%
KBC Group NV	800	59,678
UCB SA	895	118,963
TOTAL BELGIUM		178,641
Canada - 0.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	377	20,895
China - 0.4%
Chervon Holdings Ltd.	15,591	37,864
Denmark - 7.0%
Carlsberg A/S Series B	1,002	134,782
Novo Nordisk A/S Series B	3,891	498,988
Vestas Wind Systems A/S (a)	1,128	30,408
TOTAL DENMARK		664,178
France - 10.8%
Air Liquide SA	560	109,524
Amundi SA (b)	1,564	109,743
AXA SA	5,824	201,627
BNP Paribas SA	2,008	144,499
EssilorLuxottica SA	389	83,360
L'Oreal SA	343	160,934
LVMH Moet Hennessy Louis Vuitton SE	255	209,466
TOTAL FRANCE		1,019,153
Germany - 6.4%
adidas AG	247	59,679
DHL Group	1,715	71,807
Gerresheimer AG	207	22,312
Instone Real Estate Group BV (b)	6,652	61,548
Merck KGaA	910	144,653
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	253	111,295
SAP SE	423	76,380
Siemens AG	302	56,575
TOTAL GERMANY		604,249
Hong Kong - 1.7%
AIA Group Ltd.	21,525	157,657
India - 0.9%
HDFC Bank Ltd. sponsored ADR	1,497	86,227
Ireland - 1.9%
Dalata Hotel Group PLC	18,025	81,177
Kingspan Group PLC (Ireland)	1,075	96,196
TOTAL IRELAND		177,373
Italy - 3.2%
Prysmian SpA	2,023	110,495
UniCredit SpA	5,345	196,185
TOTAL ITALY		306,680
Japan - 20.6%
Eisai Co. Ltd.	639	26,243
Fuji Electric Co. Ltd.	1,000	62,204
Hitachi Ltd.	3,411	314,701
Hoya Corp.	1,368	158,606
Itochu Corp.	6,728	303,532
Net One Systems Co. Ltd.	5,995	100,312
ORIX Corp.	12,690	259,706
Renesas Electronics Corp.	5,077	82,429
Sony Group Corp.	3,618	299,033
Sumitomo Mitsui Financial Group, Inc.	2,727	154,904
Tokio Marine Holdings, Inc.	1,923	60,779
Tokyo Electron Ltd.	575	126,124
TOTAL JAPAN		1,948,573
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	949	52,604
SK Hynix, Inc.	366	45,040
TOTAL KOREA (SOUTH)		97,644
Netherlands - 9.4%
ASML Holding NV (Netherlands)	447	397,230
BE Semiconductor Industries NV	360	48,216
ING Groep NV (Certificaten Van Aandelen)	8,848	139,889
Koninklijke KPN NV	53,298	193,692
Wolters Kluwer NV	750	112,656
TOTAL NETHERLANDS		891,683
New Zealand - 1.0%
Contact Energy Ltd.	19,058	97,299
Norway - 0.0%
Schibsted ASA (A Shares)	65	1,860
Singapore - 0.9%
United Overseas Bank Ltd.	3,608	80,064
Spain - 1.5%
CaixaBank SA	8,255	43,533
EDP Renovaveis SA	269	3,695
Iberdrola SA	6,651	81,552
Puig Group SL Class B	400	10,459
TOTAL SPAIN		139,239
Sweden - 0.7%
Investor AB (B Shares)	1,793	44,311
Lagercrantz Group AB (B Shares)	1,680	24,986
TOTAL SWEDEN		69,297
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	524	72,431
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,410	272,713
United Kingdom - 12.4%
3i Group PLC	2,250	80,387
AstraZeneca PLC (United Kingdom)	1,487	224,907
Beazley PLC	3,417	28,308
Bellway PLC	3,279	103,661
Berkeley Group Holdings PLC	1,838	108,265
Big Yellow Group PLC	1,361	18,367
Compass Group PLC	4,756	132,282
Diageo PLC	2,160	74,649
Direct Line Insurance Group PLC	22,877	53,113
Grainger Trust PLC	11,726	37,583
London Stock Exchange Group PLC	421	46,411
National Grid PLC	5,753	75,463
RELX PLC (London Stock Exchange)	1,013	41,621
Renewi PLC (a)	2,622	18,446
Sage Group PLC	2,060	30,014
SSE PLC	4,688	97,447
TOTAL UNITED KINGDOM		1,170,924
United States of America - 8.0%
CRH PLC	2,980	232,207
Ferguson PLC	480	101,723
Linde PLC	271	119,500
Nestle SA (Reg. S)	812	81,525
Schneider Electric SA	988	225,277
TOTAL UNITED STATES OF AMERICA		760,232
TOTAL COMMON STOCKS (Cost $7,857,404)		9,086,694

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $310,273)	310,211	310,273

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $8,167,677)	9,396,967
NET OTHER ASSETS (LIABILITIES) - 0.6%	59,805
NET ASSETS - 100.0%	9,456,772

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,291 or 1.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	226,885	1,931,593	1,848,205	8,139	-	-	310,273	0.0%
Total	226,885	1,931,593	1,848,205	8,139	-	-	310,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	195,552	1,860	193,692	-
Consumer Discretionary	1,103,858	352,782	751,076	-
Consumer Staples	483,244	181,829	301,415	-
Financials	2,168,715	694,302	1,474,413	-
Health Care	1,278,032	369,288	908,744	-
Industrials	1,572,472	469,924	1,102,548	-
Information Technology	1,256,048	500,446	755,602	-
Materials	555,819	446,295	109,524	-
Real Estate	117,498	117,498	-	-
Utilities	355,456	3,695	351,761	-

Money Market Funds	310,273	310,273	-	-
Total Investments in Securities:	9,396,967	3,448,192	5,948,775	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,857,404)	$9,086,694
Fidelity Central Funds (cost $310,273)	310,273

Total Investment in Securities (cost $8,167,677)		$9,396,967
Cash		29,358
Foreign currency held at value (cost $7,373)		7,355
Receivable for fund shares sold		10,906
Dividends receivable		51,684
Reclaims receivable		12,530
Distributions receivable from Fidelity Central Funds		1,763
Prepaid expenses		3
Receivable from investment adviser for expense reductions		10,816
Total assets		9,521,382
Liabilities
Payable for investments purchased	$10,459
Payable for fund shares redeemed	7,004
Accrued management fee	5,902
Distribution and service plan fees payable	379
Audit fee payable	31,537
Custody fee payable	9,304
Other payables and accrued expenses	25
Total liabilities		64,610
Net Assets		$9,456,772
Net Assets consist of:
Paid in capital		$8,828,889
Total accumulated earnings (loss)		627,883
Net Assets		$9,456,772

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($277,676 ÷ 30,180 shares)(a)		$9.20
Maximum offering price per share (100/94.25 of $9.20)		$9.76
Class M :
Net Asset Value and redemption price per share ($253,819 ÷ 27,607 shares)(a)		$9.19
Maximum offering price per share (100/96.50 of $9.19)		$9.52
Class C :
Net Asset Value and offering price per share ($265,822 ÷ 29,025 shares)(a)		$9.16
Fidelity Sustainable International Equity Fund :
Net Asset Value, offering price and redemption price per share ($8,138,058 ÷ 883,380 shares)		$9.21
Class I :
Net Asset Value, offering price and redemption price per share ($235,442 ÷ 25,559 shares)		$9.21
Class Z :
Net Asset Value, offering price and redemption price per share ($285,955 ÷ 30,941 shares)		$9.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$118,054
Income from Fidelity Central Funds		8,139
Income before foreign taxes withheld		$126,193
Less foreign taxes withheld		(11,957)
Total income		114,236
Expenses
Management fee
Basic fee	$30,224
Performance adjustment	(2,837)
Transfer agent fees	5,045
Distribution and service plan fees	2,176
Accounting fees and expenses	1,297
Custodian fees and expenses	8,626
Independent trustees' fees and expenses	20
Registration fees	75,668
Audit	33,592
Legal	4
Miscellaneous	15
Total expenses before reductions	153,830
Expense reductions	(108,827)
Total expenses after reductions		45,003
Net Investment income (loss)		69,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(82,156)
Foreign currency transactions	355
Total net realized gain (loss)		(81,801)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,328,495
Assets and liabilities in foreign currencies	(547)
Total change in net unrealized appreciation (depreciation)		1,327,948
Net gain (loss)		1,246,147
Net increase (decrease) in net assets resulting from operations		$1,315,380
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,233	$98,930
Net realized gain (loss)	(81,801)	(273,187)
Change in net unrealized appreciation (depreciation)	1,327,948	561,529
Net increase (decrease) in net assets resulting from operations	1,315,380	387,272
Distributions to shareholders	(119,018)	(29,290)

Share transactions - net increase (decrease)	1,467,174	1,623,323
Total increase (decrease) in net assets	2,663,536	1,981,305

Net Assets
Beginning of period	6,793,236	4,811,931
End of period	$9,456,772	$6,793,236

Financial Highlights
Fidelity Advisor® Sustainable International Equity Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.85	$7.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.10	.07
Net realized and unrealized gain (loss)	1.41	.58	(2.87)
Total from investment operations	1.47	.68	(2.80)
Distributions from net investment income	(.12)	(.03)	-
Total distributions	(.12)	(.03)	-
Net asset value, end of period	$9.20	$7.85	$7.20
Total Return D,E,F	18.86%	9.43%	(28.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	4.05% I	3.91%	7.77% I,J
Expenses net of fee waivers, if any	1.29 % I	1.29%	1.30% I
Expenses net of all reductions	1.29% I	1.29%	1.28% I
Net investment income (loss)	1.46% I	1.23%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$278	$353	$185
Portfolio turnover rate K	68 % I	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.83	$7.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.08	.05
Net realized and unrealized gain (loss)	1.41	.57	(2.86)
Total from investment operations	1.46	.65	(2.81)
Distributions from net investment income	(.10)	(.01)	-
Total distributions	(.10)	(.01)	-
Net asset value, end of period	$9.19	$7.83	$7.19
Total Return D,E,F	18.69%	9.08%	(28.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	4.12% I	4.24%	8.02% I,J
Expenses net of fee waivers, if any	1.54 % I	1.55%	1.55% I
Expenses net of all reductions	1.53% I	1.54%	1.55% I
Net investment income (loss)	1.21% I	.98%	.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$254	$196	$180
Portfolio turnover rate K	68 % I	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.78	$7.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.04	.02
Net realized and unrealized gain (loss)	1.40	.58	(2.86)
Total from investment operations	1.43	.62	(2.84)
Distributions from net investment income	(.05)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$9.16	$7.78	$7.16
Total Return D,E,F	18.39%	8.66%	(28.40)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	4.56% I	4.73%	8.51% I,J
Expenses net of fee waivers, if any	2.04 % I	2.04%	2.05% I
Expenses net of all reductions	2.03% I	2.04%	2.05% I
Net investment income (loss)	.71% I	.48%	.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$266	$194	$179
Portfolio turnover rate K	68 % I	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable International Equity Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.87	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.12	.08
Net realized and unrealized gain (loss)	1.40	.58	(2.87)
Total from investment operations	1.48	.70	(2.79)
Distributions from net investment income	(.14)	(.04)	-
Total distributions	(.14)	(.04)	-
Net asset value, end of period	$9.21	$7.87	$7.21
Total Return D,E	19.01%	9.73%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	3.65% H	3.72%	7.64% H,I
Expenses net of fee waivers, if any	1.04 % H	1.04%	1.05% H
Expenses net of all reductions	1.04% H	1.04%	1.01% H
Net investment income (loss)	1.71% H	1.48%	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,138	$5,563	$3,908
Portfolio turnover rate J	68 % H	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.87	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.12	.08
Net realized and unrealized gain (loss)	1.40	.58	(2.87)
Total from investment operations	1.48	.70	(2.79)
Distributions from net investment income	(.14)	(.04)	-
Total distributions	(.14)	(.04)	-
Net asset value, end of period	$9.21	$7.87	$7.21
Total Return D,E	19.01%	9.73%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	3.63% H	3.74%	7.52% H,I
Expenses net of fee waivers, if any	1.04 % H	1.04%	1.05% H
Expenses net of all reductions	1.04% H	1.04%	1.03% H
Net investment income (loss)	1.71% H	1.48%	1.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$235	$199	$180
Portfolio turnover rate J	68 % H	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.89	$7.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.14	.09
Net realized and unrealized gain (loss)	1.41	.57	(2.87)
Total from investment operations	1.49	.71	(2.78)
Distributions from net investment income	(.14)	(.04)	-
Total distributions	(.14)	(.04)	-
Net asset value, end of period	$9.24	$7.89	$7.22
Total Return D,E	19.09%	9.86%	(27.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	3.51% H	3.56%	7.46% H,I
Expenses net of fee waivers, if any	.89 % H	.89%	.90% H
Expenses net of all reductions	.89% H	.89%	.90% H
Net investment income (loss)	1.86% H	1.63%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$286	$287	$181
Portfolio turnover rate J	68 % H	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable International Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,435,995
Gross unrealized depreciation	(240,128)
Net unrealized appreciation (depreciation)	$1,195,867
Tax cost	$8,201,100

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(377,972)
Long-term	(122,079)
Total capital loss carryforward	$(500,051)

Due to large subscriptions in a prior period, approximately $219,163 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $74,614 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable International Equity Fund	3,983,170	2,719,979
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.82
Class M	.79
Class C	.78
Fidelity Sustainable International Equity Fund	.88
Class I	.79
Class Z	.73

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.79
Class C	.78
Fidelity Sustainable International Equity Fund	.83
Class I	.79
Class Z	.73

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Sustainable International Equity Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable International Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.07)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	450	284
Class M	.25%	.25%	562	558
Class C	.75%	.25%	1,164	1,142
			2,176	1,984
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1367
Class M	.1048
Class C	.0960
Fidelity Sustainable International Equity Fund	.2000
Class I	.1047

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	199.16
Class M	78.11
Class C	69.09
Fidelity Sustainable International Equity Fund	4,582.21
Class I	78.11
Class Z	39.04
	5,045

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Sustainable International Equity Fund	.0498

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable International Equity Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable International Equity Fund	255,787	322,741	(275)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Sustainable International Equity Fund	7
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	4,928
Class M	1.55%	2,899
Class C	2.05%	2,920
Fidelity Sustainable International Equity Fund	1.05%	90,872
Class I	1.05%	2,927
Class Z	.90%	3,709
		108,255
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $213.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $359.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Sustainable International Equity Fund
Distributions to shareholders
Class A	$5,401	$863
Class M	2,380	325
Class C	1,175	-
Fidelity Sustainable International Equity Fund	101,474	25,952
Class I	3,624	1,075
Class Z	4,964	1,075
Total	$119,018	$29,290
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Sustainable International Equity Fund
Class A
Shares sold	363	19,860	$3,271	$158,247
Reinvestment of distributions	639	107	5,401	863
Shares redeemed	(15,789)	(633)	(146,263)	(5,146)
Net increase (decrease)	(14,787)	19,334	$(137,591)	$153,964
Class M
Shares sold	2,276	9	$20,478	$77
Reinvestment of distributions	282	40	2,380	325
Net increase (decrease)	2,558	49	$22,858	$402
Class C
Shares sold	3,886	-	$35,522	$ -
Reinvestment of distributions	139	-	1,175	-
Net increase (decrease)	4,025	-	$36,697	$ -
Fidelity Sustainable International Equity Fund
Shares sold	231,187	397,160	$2,060,351	$3,312,938
Reinvestment of distributions	10,727	2,932	90,641	23,779
Shares redeemed	(65,236)	(235,082)	(560,635)	(1,968,118)
Net increase (decrease)	176,678	165,010	$1,590,357	$1,368,599
Class I
Shares sold	-	211	$ -	$1,800
Reinvestment of distributions	429	133	3,624	1,075
Shares redeemed	(210)	(4)	(1,824)	(30)
Net increase (decrease)	219	340	$1,800	$2,845
Class Z
Shares sold	63	12,333	$558	$104,463
Reinvestment of distributions	424	132	3,594	1,075
Shares redeemed	(5,981)	(1,030)	(51,099)	(8,025)
Net increase (decrease)	(5,494)	11,435	$(46,947)	$97,513

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable International Equity Fund	18%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable International Equity Fund	35%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Sustainable International Equity Fund
Class A	1.29%
Actual		$ 1,000	$ 1,188.60	$ 7.02
Hypothetical-B		$ 1,000	$ 1,018.45	$ 6.47
Class M	1.54%
Actual		$ 1,000	$ 1,186.90	$ 8.37
Hypothetical-B		$ 1,000	$ 1,017.21	$ 7.72
Class C	2.04%
Actual		$ 1,000	$ 1,183.90	$ 11.08
Hypothetical-B		$ 1,000	$ 1,014.72	$ 10.22
Fidelity® Sustainable International Equity Fund	1.04%
Actual		$ 1,000	$ 1,190.10	$ 5.66
Hypothetical-B		$ 1,000	$ 1,019.69	$ 5.22
Class I	1.04%
Actual		$ 1,000	$ 1,190.10	$ 5.66
Hypothetical-B		$ 1,000	$ 1,019.69	$ 5.22
Class Z	.89%
Actual		$ 1,000	$ 1,190.90	$ 4.85
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Sustainable International Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904430.102
SIC-SANN-0624
Fidelity® Emerging Markets Discovery Fund
Fidelity® Total Emerging Markets Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Emerging Markets Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Discovery Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Qualitas Controladora S.A.B. de CV (Mexico, Insurance)	1.5
AMOREPACIFIC Corp. (Korea (South), Personal Care Products)	1.5
Impala Platinum Holdings Ltd. (South Africa, Metals & Mining)	1.5
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	1.4
Shriram Finance Ltd. (India, Consumer Finance)	1.4
International Games Systems Co. Ltd. (Taiwan, Entertainment)	1.4
Flat Glass Group Co. Ltd. (China, Semiconductors & Semiconductor Equipment)	1.4
Realtek Semiconductor Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3
Mavi Jeans Class B (Turkey, Textiles, Apparel & Luxury Goods)	1.3
Hansoh Pharmaceutical Group Co. Ltd. (China, Pharmaceuticals)	1.3
14.0

Market Sectors (% of Fund's net assets)

Industrials	21.8
Consumer Discretionary	16.4
Financials	15.2
Information Technology	9.7
Consumer Staples	9.2
Real Estate	6.3
Materials	4.9
Utilities	4.4
Energy	4.3
Health Care	4.2
Communication Services	1.8

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Discovery Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
Brazil - 13.6%
Afya Ltd. (a)	756,659	13,037,235
Atacadao SA	5,773,094	12,418,723
Caixa Seguridade Participacoes	4,529,890	13,661,379
Enauta Participacoes SA	3,044,558	16,018,435
Equatorial Energia SA	2,106,377	12,408,826
Hypera SA (a)	2,289,899	13,018,106
Localiza Rent a Car SA	1,187,615	11,213,797
LOG Commercial Properties e Participacoes SA	2,681,456	11,221,361
Lojas Renner SA	4,420,326	13,050,032
Orizon Valorizacao de Residuos SA (a)	1,442,010	10,733,291
PRIO SA	1,767,610	16,339,653
Rumo SA	3,688,256	14,319,463
XP, Inc. Class A	586,382	12,003,240
TOTAL BRAZIL		169,443,541
Chile - 0.9%
Banco de Chile sponsored ADR	520,779	11,498,800
China - 21.5%
Airtac International Group	458,330	16,198,713
China Communications Services Corp. Ltd. (H Shares)	26,852,394	12,836,706
China Resources Beer Holdings Co. Ltd.	3,418,083	15,579,836
Far East Horizon Ltd.	15,163,244	11,255,802
Flat Glass Group Co. Ltd. (b)	7,020,410	16,910,582
Fu Shou Yuan International Group Ltd.	18,217,916	12,333,210
Guangdong Investment Ltd.	21,826,860	11,401,596
Haier Smart Home Co. Ltd. (A Shares)	4,241,211	17,644,792
Haitian International Holdings Ltd.	4,624,227	15,060,411
Hansoh Pharmaceutical Group Co. Ltd. (c)	7,410,308	16,374,524
Li Ning Co. Ltd.	5,473,380	14,328,591
Shenzhen Expressway Co. Ltd. (H Shares)	12,291,465	11,182,957
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,423,087	11,670,683
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,385,673	12,479,815
Sinopec Engineering Group Co. Ltd. (H Shares)	22,301,632	14,364,581
Sinotruk Hong Kong Ltd.	6,103,335	15,189,434
SITC International Holdings Co. Ltd. (b)	7,546,220	16,364,698
Tongdao Liepin Group (a)(b)	11,976,997	4,580,297
TravelSky Technology Ltd. (H Shares)	11,333,719	14,722,868
Tsingtao Brewery Co. Ltd. (H Shares)	1,158,266	8,346,930
TOTAL CHINA		268,827,026
Georgia - 1.3%
Bank of Georgia Group PLC	242,426	16,297,279
Greece - 0.7%
Athens International Airport SA	903,030	8,008,460
Hong Kong - 2.3%
ASMPT Ltd.	1,181,733	14,686,201
WH Group Ltd. (c)	18,708,743	13,598,265
TOTAL HONG KONG		28,284,466
Hungary - 0.8%
Richter Gedeon PLC	367,685	9,363,108
India - 12.4%
Bharat Electronics Ltd.	5,764,803	16,115,955
Computer Age Management Services Private Ltd.	351,220	13,457,804
Deccan Cements Ltd. (d)	745,139	5,630,283
Eicher Motors Ltd.	261,613	14,398,649
Embassy Office Parks (REIT)	3,281,665	14,029,553
Hindustan Aeronautics Ltd.	337,760	15,934,903
Indraprastha Gas Ltd.	1,853,883	10,398,027
ITC Ltd.	1,873,345	9,765,284
Mahanagar Gas Ltd.	612,600	10,585,417
Manappuram General Finance & Leasing Ltd.	940,273	2,244,329
Oberoi Realty Ltd.	640,691	11,363,544
Shriram Finance Ltd.	575,207	17,544,638
Torrent Pharmaceuticals Ltd.	432,698	13,664,756
TOTAL INDIA		155,133,142
Indonesia - 1.8%
First Resources Ltd.	9,486,841	9,773,498
PT United Tractors Tbk	8,520,790	12,986,500
TOTAL INDONESIA		22,759,998
Korea (South) - 9.5%
AMOREPACIFIC Corp.	152,000	18,474,703
Coway Co. Ltd.	341,449	13,642,349
Db Insurance Co. Ltd.	191,585	13,401,090
Fila Holdings Corp.	368,715	10,823,703
Hanon Systems	2,736,412	10,928,272
Hansol Chemical Co. Ltd.	87,438	12,094,084
Hyundai Marine & Fire Insurance Co. Ltd.	366,299	8,245,706
LG Corp.	166,621	9,480,437
SFA Engineering Corp.	477,510	8,836,825
Soulbrain Co. Ltd.	58,867	12,672,769
TOTAL KOREA (SOUTH)		118,599,938
Malaysia - 0.0%
Scientex Bhd warrants 1/14/26 (a)	130,640	16,157
Mexico - 5.3%
FIBRA Macquarie Mexican (REIT) (b)(c)	5,190,385	9,338,042
Fibra Uno Administracion SA de CV	6,423,936	9,221,113
Grupo Comercial Chedraui S.A.B. de CV	2,086,673	15,417,317
Qualitas Controladora S.A.B. de CV	1,450,463	18,967,804
Regional S.A.B. de CV	1,474,062	13,313,303
TOTAL MEXICO		66,257,579
Philippines - 0.9%
Robinsons Land Corp.	38,856,129	10,482,095
Poland - 0.9%
Dino Polska SA (a)(c)	120,110	11,544,939
Romania - 0.9%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	403,860	11,665,796
Russia - 0.0%
Etalon Group PLC GDR (Reg. S) (a)(e)	167,549	13,330
LSR Group OJSC (a)(e)	67,346	67,454
TKS Holding MKPAO JSC (a)(e)	59,253	75,127
TOTAL RUSSIA		155,911
Saudi Arabia - 2.6%
Bupa Arabia for Cooperative Insurance Co.	253,671	16,313,509
Catrion Catering Holding Co.	468,260	15,780,959
TOTAL SAUDI ARABIA		32,094,468
South Africa - 4.4%
Bidvest Group Ltd./The (b)	916,207	11,948,299
FirstRand Ltd.	3,138,536	10,834,704
Impala Platinum Holdings Ltd.	4,129,147	18,381,123
Mr Price Group Ltd.	1,535,008	14,221,089
TOTAL SOUTH AFRICA		55,385,215
Taiwan - 13.3%
BizLink Holding, Inc.	1,625,758	11,432,905
Chailease Holding Co. Ltd.	2,144,682	11,291,503
Cleanaway Co. Ltd.	1,949,105	11,546,741
E Ink Holdings, Inc.	2,400,780	15,321,431
International Games Systems Co. Ltd.	565,195	17,253,634
Makalot Industrial Co. Ltd.	1,101,557	13,165,445
Nanya Technology Corp.	6,329,370	12,752,759
Nien Made Enterprise Co. Ltd.	1,137,860	13,273,795
Poya International Co. Ltd.	826,681	12,642,597
Realtek Semiconductor Corp.	1,053,372	16,587,566
Unimicron Technology Corp.	2,835,504	15,652,530
Yageo Corp.	805,504	15,337,270
TOTAL TAIWAN		166,258,176
Turkey - 1.3%
Mavi Jeans Class B (c)	5,741,852	16,399,593
United Arab Emirates - 1.0%
Aldar Properties PJSC	8,503,561	12,641,086
United States of America - 2.7%
FirstCash Holdings, Inc.	106,540	12,036,889
Parade Technologies Ltd.	564,735	12,798,148
Tenaris SA sponsored ADR	274,390	9,052,126
TOTAL UNITED STATES OF AMERICA		33,887,163
Vietnam - 0.1%
FPT Corp.	225,647	1,096,325
TOTAL COMMON STOCKS (Cost $1,076,261,354)		1,226,100,261

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	36,666,399	36,673,732
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	33,581,683	33,585,041
TOTAL MONEY MARKET FUNDS (Cost $70,258,773)		70,258,773

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,146,520,127)	1,296,359,034
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(47,026,678)
NET ASSETS - 100.0%	1,249,332,356

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,255,363 or 5.4% of net assets.

(d)	Affiliated company
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,349,421	212,346,285	217,022,032	1,068,274	58	-	36,673,732	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,126,496	78,365,722	55,907,177	259,998	-	-	33,585,041	0.1%
Total	52,475,917	290,712,007	272,929,209	1,328,272	58	-	70,258,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Deccan Cements Ltd.	4,283,550	283,827	-	-	-	1,062,906	5,630,283
Total	4,283,550	283,827	-	-	-	1,062,906	5,630,283

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	21,833,931	-	21,833,931	-
Consumer Discretionary	204,612,220	42,486,860	162,125,360	-
Consumer Staples	114,919,495	39,380,979	75,538,516	-
Energy	54,396,714	41,410,214	12,986,500	-
Financials	188,985,102	114,092,203	74,817,772	75,127
Health Care	52,420,494	22,381,214	30,039,280	-
Industrials	271,678,022	60,055,970	211,622,052	-
Information Technology	121,142,812	-	121,142,812	-
Materials	61,274,231	-	61,274,231	-
Real Estate	78,377,578	42,421,602	35,875,192	80,784
Utilities	56,459,662	24,074,622	32,385,040	-

Money Market Funds	70,258,773	70,258,773	-	-
Total Investments in Securities:	1,296,359,034	456,562,437	839,640,686	155,911
Fidelity® Emerging Markets Discovery Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,360,711) - See accompanying schedule:
Unaffiliated issuers (cost $1,071,009,261)	$1,220,469,978
Fidelity Central Funds (cost $70,258,773)	70,258,773
Other affiliated issuers (cost $5,252,093)	5,630,283

Total Investment in Securities (cost $1,146,520,127)		$1,296,359,034
Foreign currency held at value (cost $140,264)		124,986
Receivable for investments sold		6,414,387
Receivable for fund shares sold		1,087,511
Dividends receivable		1,600,173
Distributions receivable from Fidelity Central Funds		187,976
Prepaid expenses		271
Other receivables		118,399
Total assets		1,305,892,737
Liabilities
Payable for investments purchased	$11,592,128
Payable for fund shares redeemed	1,882,877
Accrued management fee	957,264
Distribution and service plan fees payable	11,417
Deferred taxes	8,381,088
Other payables and accrued expenses	150,566
Collateral on securities loaned	33,585,041
Total liabilities		56,560,381
Net Assets		$1,249,332,356
Net Assets consist of:
Paid in capital		$1,134,827,791
Total accumulated earnings (loss)		114,504,565
Net Assets		$1,249,332,356

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,574,988 ÷ 1,814,822 shares)(a)		$16.30
Maximum offering price per share (100/94.25 of $16.30)		$17.29
Class M :
Net Asset Value and redemption price per share ($5,962,750 ÷ 366,532 shares)(a)		$16.27
Maximum offering price per share (100/96.50 of $16.27)		$16.86
Class C :
Net Asset Value and offering price per share ($3,324,052 ÷ 209,752 shares)(a)		$15.85
Emerging Markets Discovery :
Net Asset Value, offering price and redemption price per share ($449,161,361 ÷ 27,383,776 shares)		$16.40
Class I :
Net Asset Value, offering price and redemption price per share ($591,718,290 ÷ 35,978,541 shares)		$16.45
Class Z :
Net Asset Value, offering price and redemption price per share ($169,590,915 ÷ 10,332,170 shares)		$16.41
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$11,988,489
Interest		1,441
Income from Fidelity Central Funds (including $259,998 from security lending)		1,328,272
Income before foreign taxes withheld		$13,318,202
Less foreign taxes withheld		(1,557,575)
Total income		11,760,627
Expenses
Management fee	$4,947,513
Transfer agent fees	622,458
Distribution and service plan fees	68,662
Accounting fees	167,037
Custodian fees and expenses	175,703
Independent trustees' fees and expenses	2,691
Registration fees	74,673
Audit	56,816
Legal	572
Miscellaneous	1,840
Total expenses before reductions	6,117,965
Expense reductions	(50,889)
Total expenses after reductions		6,067,076
Net Investment income (loss)		5,693,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,328,005)	(9,365,120)
Fidelity Central Funds	58
Foreign currency transactions	25,342
Total net realized gain (loss)		(9,339,720)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,366,028)	132,964,820
Affiliated issuers	1,062,906
Assets and liabilities in foreign currencies	21,656
Total change in net unrealized appreciation (depreciation)		134,049,382
Net gain (loss)		124,709,662
Net increase (decrease) in net assets resulting from operations		$130,403,213
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,693,551	$16,742,394
Net realized gain (loss)	(9,339,720)	(3,777,524)
Change in net unrealized appreciation (depreciation)	134,049,382	49,069,215
Net increase (decrease) in net assets resulting from operations	130,403,213	62,034,085
Distributions to shareholders	(23,040,155)	(8,639,871)

Share transactions - net increase (decrease)	212,767,920	444,710,316
Total increase (decrease) in net assets	320,130,978	498,104,530

Net Assets
Beginning of period	929,201,378	431,096,848
End of period	$1,249,332,356	$929,201,378

Financial Highlights
Fidelity Advisor® Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.69	$12.89	$18.36	$13.93	$13.66	$12.01
Income from Investment Operations
Net investment income (loss) A,B	.06	.31	.31	.11	.04	.13
Net realized and unrealized gain (loss)	1.85	1.69	(3.92)	4.37	.34	1.71
Total from investment operations	1.91	2.00	(3.61)	4.48	.38	1.84
Distributions from net investment income	(.30)	(.20)	(.37)	(.05)	(.11)	(.18)
Distributions from net realized gain	-	-	(1.49)	-	-	(.01)
Total distributions	(.30)	(.20)	(1.86)	(.05)	(.11)	(.19)
Net asset value, end of period	$16.30	$14.69	$12.89	$18.36	$13.93	$13.66
Total Return C,D,E	13.12%	15.56%	(21.58)%	32.23%	2.76%	15.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.32% H	1.43%	1.49%	1.49%	1.54%	1.55%
Expenses net of fee waivers, if any	1.32 % H	1.42%	1.49%	1.49%	1.53%	1.54%
Expenses net of all reductions	1.32% H	1.42%	1.49%	1.49%	1.51%	1.54%
Net investment income (loss)	.72% H	2.07%	2.11%	.60%	.33%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$29,575	$23,373	$16,063	$18,900	$11,745	$15,323
Portfolio turnover rate I	19 % H	30%	33%	64%	43%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.65	$12.85	$18.30	$13.89	$13.62	$11.94
Income from Investment Operations
Net investment income (loss) A,B	.04	.27	.27	.06	- C	.08
Net realized and unrealized gain (loss)	1.85	1.68	(3.91)	4.36	.34	1.71
Total from investment operations	1.89	1.95	(3.64)	4.42	.34	1.79
Distributions from net investment income	(.27)	(.15)	(.32)	(.01)	(.07)	(.10)
Distributions from net realized gain	-	-	(1.49)	-	-	(.01)
Total distributions	(.27)	(.15)	(1.81)	(.01)	(.07)	(.11)
Net asset value, end of period	$16.27	$14.65	$12.85	$18.30	$13.89	$13.62
Total Return D,E,F	12.97%	15.25%	(21.77)%	31.82%	2.49%	15.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.55% I	1.69%	1.75%	1.76%	1.83%	1.86%
Expenses net of fee waivers, if any	1.54 % I	1.69%	1.75%	1.76%	1.83%	1.86%
Expenses net of all reductions	1.54% I	1.68%	1.75%	1.76%	1.80%	1.86%
Net investment income (loss)	.50% I	1.80%	1.85%	.33%	.03%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$5,963	$6,560	$4,355	$6,095	$4,552	$5,773
Portfolio turnover rate J	19 % I	30%	33%	64%	43%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.23	$12.47	$17.78	$13.55	$13.29	$11.66
Income from Investment Operations
Net investment income (loss) A,B	- C	.19	.19	(.03)	(.06)	.02
Net realized and unrealized gain (loss)	1.79	1.65	(3.81)	4.26	.32	1.67
Total from investment operations	1.79	1.84	(3.62)	4.23	.26	1.69
Distributions from net investment income	(.17)	(.08)	(.20)	-	-	(.05)
Distributions from net realized gain	-	-	(1.49)	-	-	(.01)
Total distributions	(.17)	(.08)	(1.69)	-	-	(.06)
Net asset value, end of period	$15.85	$14.23	$12.47	$17.78	$13.55	$13.29
Total Return D,E,F	12.66%	14.76%	(22.21)%	31.22%	1.96%	14.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.06% I	2.20%	2.25%	2.25%	2.32%	2.36%
Expenses net of fee waivers, if any	2.05 % I	2.19%	2.25%	2.25%	2.31%	2.35%
Expenses net of all reductions	2.05% I	2.19%	2.25%	2.25%	2.29%	2.35%
Net investment income (loss)	(.02)% I	1.29%	1.35%	(.16)%	(.45)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,324	$3,300	$3,079	$4,995	$5,080	$7,562
Portfolio turnover rate J	19 % I	30%	33%	64%	43%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$12.98	$18.48	$14.02	$13.75	$12.10
Income from Investment Operations
Net investment income (loss) A,B	.08	.35	.36	.16	.08	.16
Net realized and unrealized gain (loss)	1.86	1.71	(3.95)	4.40	.34	1.72
Total from investment operations	1.94	2.06	(3.59)	4.56	.42	1.88
Distributions from net investment income	(.34)	(.24)	(.42)	(.10)	(.15)	(.22)
Distributions from net realized gain	-	-	(1.49)	-	-	(.01)
Total distributions	(.34)	(.24)	(1.91)	(.10)	(.15)	(.23)
Net asset value, end of period	$16.40	$14.80	$12.98	$18.48	$14.02	$13.75
Total Return C,D	13.21%	15.94%	(21.37)%	32.63%	3.07%	15.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.06% G	1.15%	1.19%	1.19%	1.23%	1.25%
Expenses net of fee waivers, if any	1.05 % G	1.15%	1.19%	1.18%	1.23%	1.25%
Expenses net of all reductions	1.05% G	1.15%	1.19%	1.18%	1.20%	1.25%
Net investment income (loss)	.99% G	2.34%	2.41%	.90%	.63%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$449,161	$368,811	$248,805	$283,133	$189,784	$208,657
Portfolio turnover rate H	19 % G	30%	33%	64%	43%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.85	$13.03	$18.54	$14.06	$13.79	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.08	.36	.34	.16	.08	.17
Net realized and unrealized gain (loss)	1.87	1.71	(3.95)	4.41	.34	1.72
Total from investment operations	1.95	2.07	(3.61)	4.57	.42	1.89
Distributions from net investment income	(.35)	(.25)	(.41)	(.09)	(.15)	(.22)
Distributions from net realized gain	-	-	(1.49)	-	-	(.01)
Total distributions	(.35)	(.25)	(1.90)	(.09)	(.15)	(.23)
Net asset value, end of period	$16.45	$14.85	$13.03	$18.54	$14.06	$13.79
Total Return C,D	13.24%	15.99%	(21.37)%	32.62%	3.07%	15.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07% G	1.12%	1.17%	1.19%	1.24%	1.25%
Expenses net of fee waivers, if any	1.06 % G	1.11%	1.16%	1.19%	1.23%	1.24%
Expenses net of all reductions	1.06% G	1.11%	1.16%	1.19%	1.21%	1.24%
Net investment income (loss)	.98% G	2.37%	2.44%	.90%	.63%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$591,718	$404,844	$129,250	$27,397	$28,034	$51,081
Portfolio turnover rate H	19 % G	30%	33%	64%	43%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.82	$13.00	$18.51	$14.04	$13.77	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.09	.38	.37	.19	.10	.18
Net realized and unrealized gain (loss)	1.86	1.70	(3.95)	4.40	.35	1.72
Total from investment operations	1.95	2.08	(3.58)	4.59	.45	1.90
Distributions from net investment income	(.36)	(.26)	(.44)	(.12)	(.18)	(.26)
Distributions from net realized gain	-	-	(1.49)	-	-	(.01)
Total distributions	(.36)	(.26)	(1.93)	(.12)	(.18)	(.26) C
Net asset value, end of period	$16.41	$14.82	$13.00	$18.51	$14.04	$13.77
Total Return D,E	13.30%	16.10%	(21.27)%	32.82%	3.24%	15.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94% H	.99%	1.03%	1.05%	1.09%	1.10%
Expenses net of fee waivers, if any	.93 % H	.98%	1.03%	1.05%	1.08%	1.10%
Expenses net of all reductions	.93% H	.98%	1.03%	1.05%	1.06%	1.10%
Net investment income (loss)	1.11% H	2.50%	2.57%	1.04%	.78%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$169,591	$122,312	$29,546	$16,365	$11,561	$18,267
Portfolio turnover rate I	19 % H	30%	33%	64%	43%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$234,548,065
Gross unrealized depreciation	(93,955,355)
Net unrealized appreciation (depreciation)	$140,592,710
Tax cost	$1,155,766,324

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,477,383)
Long-term	(7,772,917)
Total capital loss carryforward	$(10,250,300)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	311,964,009	104,695,387

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
Emerging Markets Discovery	1.00
Class I	1.01
Class Z	0.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.95
Class M	.96
Class C	.96
Emerging Markets Discovery	.91
Class I	.95
Class Z	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .82%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA (UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	34,835	2,571
Class M	.25%	.25%	16,406	82
Class C	.75%	.25%	17,421	1,787
			68,662	4,440

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,188
Class M	344
Class CA	104
4,636
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Emerging Markets Discovery	.2000
Class I	.1752

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	18,487.20
Class M	4,771.21
Class C	2,429.21
Emerging Markets Discovery	283,822.20
Class I	292,454.17
Class Z	20,495.04
	622,458
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Emerging Markets Discovery Fund	.0455

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Discovery Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Discovery Fund	401

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Emerging Markets Discovery Fund	1,344,442	-	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Emerging Markets Discovery Fund	1,026

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Discovery Fund	28,451	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $315. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	30

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $50,544.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Emerging Markets Discovery Fund
Distributions to shareholders
Class A	$509,536	$244,475
Class M	117,571	51,851
Class C	40,122	19,009
Emerging Markets Discovery	8,637,465	4,513,320
Class I	10,634,852	3,021,352
Class Z	3,100,609	789,864
Total	$23,040,155	$8,639,871
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Emerging Markets Discovery Fund
Class A
Shares sold	357,226	510,197	$5,656,991	$7,644,504
Reinvestment of distributions	32,877	17,518	509,269	244,303
Shares redeemed	(166,267)	(183,067)	(2,661,937)	(2,708,612)
Net increase (decrease)	223,836	344,648	$3,504,323	$5,180,195
Class M
Shares sold	18,272	154,343	$290,286	$2,297,021
Reinvestment of distributions	7,600	3,721	117,571	51,851
Shares redeemed	(107,083)	(49,285)	(1,708,930)	(724,267)
Net increase (decrease)	(81,211)	108,779	$(1,301,073)	$1,624,605
Class C
Shares sold	14,824	67,155	$228,814	$954,938
Reinvestment of distributions	2,657	1,399	40,122	19,009
Shares redeemed	(39,675)	(83,426)	(616,517)	(1,201,723)
Net increase (decrease)	(22,194)	(14,872)	$(347,581)	$(227,776)
Emerging Markets Discovery
Shares sold	5,929,341	10,451,564	$94,821,625	$157,422,112
Reinvestment of distributions	500,754	291,173	7,796,740	4,078,445
Shares redeemed	(3,968,804)	(4,985,788)	(63,688,810)	(74,007,673)
Net increase (decrease)	2,461,291	5,756,949	$38,929,555	$87,492,884
Class I
Shares sold	13,588,420	21,737,486	$216,790,912	$328,505,575
Reinvestment of distributions	647,193	205,837	10,102,677	2,893,435
Shares redeemed	(5,527,805)	(4,589,758)	(88,048,909)	(69,325,801)
Net increase (decrease)	8,707,808	17,353,565	$138,844,680	$262,073,209
Class Z
Shares sold	3,051,186	7,691,312	$48,738,217	$114,184,599
Reinvestment of distributions	169,011	55,484	2,631,506	777,160
Shares redeemed	(1,140,765)	(1,766,483)	(18,231,707)	(26,394,560)
Net increase (decrease)	2,079,432	5,980,313	$33,138,016	$88,567,199

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Total Emerging Markets Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.8
Tencent Holdings Ltd. (China, Interactive Media & Services)	3.5
HDFC Bank Ltd. (India, Banks)	1.7
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.7
PDD Holdings, Inc. ADR (China, Broadline Retail)	1.5
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.1
China Construction Bank Corp. (H Shares) (China, Banks)	1.1
Sea Ltd. ADR (Singapore, Entertainment)	1.0
25.3

Market Sectors (% of Fund's net assets)

Information Technology	17.0
Financials	17.0
Consumer Discretionary	12.5
Energy	8.8
Materials	7.4
Communication Services	6.9
Industrials	5.1
Consumer Staples	4.4
Utilities	3.3
Health Care	2.2
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%
Futures - 0.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Total Emerging Markets Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 73.3%
	Shares	Value ($)
Brazil - 4.5%
Cury Construtora e Incorporado SA	16,600	62,658
Cyrela Brazil Realty SA	11,300	44,176
Dexco SA	212,643	296,077
ENGIE Brasil Energia SA	29,500	232,360
Equatorial Energia SA	64,315	378,885
Hapvida Participacoes e Investimentos SA (a)(b)	161,651	114,874
Hypera SA (a)	13,325	75,753
Localiza Rent a Car SA	62,734	592,352
LOG Commercial Properties e Participacoes SA	18,100	75,745
Lojas Renner SA	87,220	257,498
MercadoLibre, Inc. (a)	318	463,867
Multiplan Empreendimentos Imobiliarios SA	2,700	11,902
PagSeguro Digital Ltd. (a)	81,880	1,019,406
PRIO SA	39,500	365,135
Raia Drogasil SA	152,508	751,291
Rede D'Oregon Sao Luiz SA (b)	4,700	23,533
Rumo SA	141,000	547,425
StoneCo Ltd. Class A (a)	2,851	44,476
Suzano SA	40,300	453,711
Transmissora Alianca de Energia Eletrica SA	29,000	196,699
Vale SA sponsored ADR	79,968	973,211
XP, Inc. Class A	54,135	1,108,143
YDUQS Participacoes SA	55,268	155,290
TOTAL BRAZIL		8,244,467
Canada - 0.5%
Barrick Gold Corp.	56,700	943,488
Chile - 1.0%
Antofagasta PLC	35,958	992,982
Banco de Chile	6,678,000	740,802
TOTAL CHILE		1,733,784
China - 19.7%
Airtac International Group	13,000	459,458
Akeso, Inc. (a)(b)	17,675	108,155
Alibaba Group Holding Ltd.	328,232	3,073,257
Angelalign Technology, Inc. (b)(c)	4,168	41,754
Anta Sports Products Ltd.	46,927	531,260
Baidu, Inc. Class A (a)	8,203	106,275
BeiGene Ltd. ADR (a)	441	67,888
Beijing Enlight Media Co. Ltd. (A Shares)	61,200	78,875
Bilibili, Inc. ADR (a)	10,736	135,703
BYD Co. Ltd. (H Shares)	25,842	708,396
C&S Paper Co. Ltd. (A Shares)	154,300	189,087
China Communications Services Corp. Ltd. (H Shares)	480,000	229,463
China Construction Bank Corp. (H Shares)	3,042,000	1,968,147
China Gas Holdings Ltd.	219,544	205,566
China Jushi Co. Ltd. (A Shares)	334,100	549,177
China Life Insurance Co. Ltd. (H Shares)	572,000	753,280
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	27,100	31,573
China Overseas Land and Investment Ltd.	55,540	102,131
China Petroleum & Chemical Corp. (H Shares)	994,000	593,321
China Resources Beer Holdings Co. Ltd.	85,666	390,471
China Resources Land Ltd.	90,510	325,459
China Tower Corp. Ltd. (H Shares) (b)	488,502	57,184
ENN Energy Holdings Ltd.	45,900	391,086
ESR Group Ltd. (b)	41,600	45,588
Foxconn Industrial Internet Co. Ltd. (A Shares)	15,615	51,595
Fuyao Glass Industries Group Co. Ltd. (A Shares)	59,700	410,485
Glodon Co. Ltd. (A Shares)	21,000	32,661
Guangdong Investment Ltd.	280,000	146,262
Haier Smart Home Co. Ltd.	218,800	810,441
Haier Smart Home Co. Ltd. (A Shares)	105,948	440,778
Haitian International Holdings Ltd.	108,000	351,740
Hansoh Pharmaceutical Group Co. Ltd. (b)	92,715	204,872
Hygeia Healthcare Holdings Co. (b)(c)	9,198	37,964
Innovent Biologics, Inc. (a)(b)	49,563	239,933
JD.com, Inc.:
Class A	45,380	653,852
sponsored ADR	3,500	101,115
Kanzhun Ltd. ADR	5,170	102,314
KE Holdings, Inc. ADR	15,267	230,837
Kuaishou Technology Class B (a)(b)	36,004	252,414
Kunlun Energy Co. Ltd.	342,040	331,566
Kweichow Moutai Co. Ltd. (A Shares)	3,200	750,292
Lenovo Group Ltd.	22,225	24,998
Li Auto, Inc.:
ADR (a)	10,030	263,588
Class A (a)	1,456	19,076
Li Ning Co. Ltd.	200,600	525,145
Medlive Technology Co. Ltd. (b)	66,407	69,762
Meituan Class B (a)(b)	150,356	2,053,041
Midea Group Co. Ltd. (A Shares)	30,000	288,533
NetEase, Inc. ADR	3,081	287,981
New Oriental Education & Technology Group, Inc. (a)	4,971	39,499
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,586	507,781
PDD Holdings, Inc. ADR (a)	21,353	2,672,969
Ping An Insurance Group Co. of China Ltd. (H Shares)	323,500	1,466,129
Proya Cosmetics Co. Ltd. (A Shares)	38,356	578,703
Shangri-La Asia Ltd.	46,000	32,085
Shenzhen Inovance Technology Co. Ltd. (A Shares)	76,800	629,834
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	5,587	234,597
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares) (c)	2,101	44,688
Sinopec Engineering Group Co. Ltd. (H Shares)	299,000	192,587
Sinopharm Group Co. Ltd. (H Shares)	59,964	151,431
Sinotruk Hong Kong Ltd.	104,500	260,070
TAL Education Group ADR (a)	14,260	171,690
Tencent Holdings Ltd.	143,509	6,297,634
Tongdao Liepin Group (a)	28,670	10,964
TravelSky Technology Ltd. (H Shares)	145,000	188,360
Trip.com Group Ltd. ADR (a)	18,193	877,994
Tsingtao Brewery Co. Ltd. (H Shares)	62,000	446,797
Uni-President China Holdings Ltd.	232,600	178,378
Vipshop Holdings Ltd. ADR	15,982	240,369
Xiaomi Corp. Class B (a)(b)	21,289	46,408
Xinyi Solar Holdings Ltd.	41,710	28,699
Yifeng Pharmacy Chain Co. Ltd.	11,662	70,542
ZTO Express, Inc. sponsored ADR	34,495	724,050
TOTAL CHINA		35,916,057
Greece - 0.8%
Alpha Bank SA (a)	494,600	840,581
Piraeus Financial Holdings SA (a)	161,200	645,759
TOTAL GREECE		1,486,340
Hong Kong - 0.5%
ASMPT Ltd.	4,862	60,423
Huanxi Media Group Ltd. (a)	761,081	55,096
Kerry Properties Ltd.	38,000	73,667
Prudential PLC	80,056	696,275
TOTAL HONG KONG		885,461
Hungary - 0.2%
Richter Gedeon PLC	10,288	261,984
India - 12.7%
Apollo Hospitals Enterprise Ltd.	3,160	224,691
Bajaj Auto Ltd.	4,156	443,559
Bajaj Finance Ltd.	14,364	1,191,187
Bharat Electronics Ltd.	305,800	854,888
Bharti Airtel Ltd.	64,832	1,025,914
Coal India Ltd.	113,900	619,092
Divi's Laboratories Ltd.	3,771	180,513
Embassy Office Parks (REIT)	13,200	56,432
HDFC Bank Ltd.	173,396	3,148,078
HDFC Standard Life Insurance Co. Ltd. (b)	123,100	859,000
Hero Motocorp Ltd.	7,582	411,374
Hindustan Aeronautics Ltd.	17,700	835,054
ICICI Bank Ltd.	80,700	1,111,645
Indraprastha Gas Ltd.	49,093	275,352
Infosys Ltd. sponsored ADR	2,607	43,563
ITC Ltd.	149,113	777,289
JK Cement Ltd.	16,174	773,477
Larsen & Toubro Ltd.	25,558	1,098,322
Mahanagar Gas Ltd.	19,625	339,110
Mahindra & Mahindra Ltd.	5,900	152,141
MakeMyTrip Ltd. (a)	6,020	398,584
Mankind Pharma Ltd.	5,482	154,931
Max Healthcare Institute Ltd.	9,875	99,205
NTPC Ltd.	161,238	700,531
Petronet LNG Ltd.	54,706	203,000
Power Grid Corp. of India Ltd.	195,716	705,703
Reliance Industries Ltd.	67,413	2,365,811
Shree Cement Ltd.	1,251	366,150
Sona Blw Precision Forgings Ltd. (b)	29,667	221,695
Star Health & Allied Insurance Co. Ltd. (a)	87,500	599,011
Sun Pharmaceutical Industries Ltd.	21,486	385,890
Tata Motors Ltd.	17,660	212,902
Tata Steel Ltd.	414,000	815,838
Torrent Pharmaceuticals Ltd.	6,062	191,440
Zomato Ltd. (a)	566,079	1,306,098
TOTAL INDIA		23,147,470
Indonesia - 1.8%
First Resources Ltd.	325,500	335,335
PT Bank Central Asia Tbk	2,155,800	1,296,249
PT Bank Rakyat Indonesia (Persero) Tbk	3,858,679	1,168,036
PT Sumber Alfaria Trijaya Tbk	2,394,900	430,720
PT Telkom Indonesia Persero Tbk	426,100	82,603
TOTAL INDONESIA		3,312,943
Kazakhstan - 0.1%
Kaspi.KZ JSC ADR	1,800	211,968
Korea (South) - 7.0%
AMOREPACIFIC Corp.	6,690	813,130
Celltrion, Inc.	1,818	246,165
Coway Co. Ltd.	6,830	272,888
Delivery Hero AG (a)(b)	3,272	91,543
HPSP Co. Ltd.	400	11,168
Hyundai Motor Co. Ltd.	1,502	269,417
Kakao Corp.	4,718	163,392
Kakao Pay Corp. (a)	1,872	47,045
Kia Corp.	8,740	738,403
LG Corp.	6,550	372,683
LS Electric Co. Ltd.	2,450	308,324
NAVER Corp.	3,955	520,202
Samsung Biologics Co. Ltd. (a)(b)	616	345,258
Samsung Electronics Co. Ltd.	126,761	7,026,492
Samsung SDI Co. Ltd.	35	10,801
SK Hynix, Inc.	13,110	1,613,319
TOTAL KOREA (SOUTH)		12,850,230
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	30,055	48,689
Jumo World Ltd. (a)(e)	30	0
TOTAL MAURITIUS		48,689
Mexico - 1.7%
CEMEX S.A.B. de CV sponsored ADR (a)	66,500	526,015
Corporacion Inmobiliaria Vesta S.A.B. de CV	20,155	71,310
Fibra Uno Administracion SA de CV	76,300	109,523
Gruma S.A.B. de CV Series B	2,500	49,102
Grupo Financiero Banorte S.A.B. de CV Series O	162,521	1,608,536
Wal-Mart de Mexico SA de CV Series V	175,200	653,724
TOTAL MEXICO		3,018,210
Netherlands - 0.1%
CTP BV (b)	5,352	91,158
CTP BV rights (a)(f)	5,352	1,571
TOTAL NETHERLANDS		92,729
Panama - 0.2%
Copa Holdings SA Class A	4,486	428,413
Peru - 0.4%
Credicorp Ltd. (United States)	4,579	758,328
Philippines - 0.3%
Ayala Land, Inc.	322,400	159,955
SM Investments Corp.	15,000	246,485
SM Prime Holdings, Inc.	205,900	99,576
TOTAL PHILIPPINES		506,016
Poland - 0.2%
CD Projekt SA	4,705	137,448
Dino Polska SA (a)(b)	2,900	278,747
TOTAL POLAND		416,195
Puerto Rico - 0.0%
Liberty Latin America Ltd. Class C (a)	7,700	58,058
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	2,900	83,769
Russia - 0.5%
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	155,600	77,178
LSR Group OJSC (a)(e)	755	756
LUKOIL PJSC sponsored ADR (a)(e)	35,200	443,520
Novatek PJSC GDR (Reg. S) (a)(e)	9,100	444,080
Sberbank of Russia (a)(e)	30	0
Sberbank of Russia sponsored ADR (a)(e)	324,104	5,769
Severstal PAO GDR (Reg. S) (a)(e)	83,700	1,976
TOTAL RUSSIA		973,279
Saudi Arabia - 2.7%
Al Rajhi Bank	53,814	1,146,414
Alinma Bank	107,100	952,324
Bupa Arabia for Cooperative Insurance Co.	13,175	847,280
Dr Sulaiman Al Habib Medical Services Group Co.	1,939	160,575
Sabic Agriculture-Nutrients Co.	6,800	209,950
Saudi Arabian Oil Co. (b)	25,100	201,437
The Saudi National Bank	137,867	1,382,125
TOTAL SAUDI ARABIA		4,900,105
Singapore - 1.0%
Sea Ltd. ADR (a)	27,353	1,728,436
South Africa - 2.6%
Capitec Bank Holdings Ltd.	10,650	1,318,075
Discovery Ltd.	103,100	656,816
Gold Fields Ltd.	29,500	477,241
Impala Platinum Holdings Ltd.	106,200	472,755
Naspers Ltd. Class N	5,453	1,043,582
Pick 'n Pay Stores Ltd.	141,000	150,123
Shoprite Holdings Ltd.	47,400	632,426
TOTAL SOUTH AFRICA		4,751,018
Taiwan - 13.1%
Alchip Technologies Ltd.	10,062	947,311
ASE Technology Holding Co. Ltd.	85,471	383,816
Asia Vital Components Co. Ltd.	9,474	186,549
AURAS Technology Co. Ltd.	13,304	321,063
BizLink Holding, Inc.	31,027	218,193
Chailease Holding Co. Ltd.	188,626	993,094
Chroma ATE, Inc.	1,768	14,334
Delta Electronics, Inc.	60,000	586,553
eMemory Technology, Inc.	5,946	398,935
Formosa Plastics Corp.	149,000	312,483
Gigabyte Technology Co. Ltd.	15,374	138,402
Hon Hai Precision Industry Co. Ltd. (Foxconn)	131,000	622,497
King Yuan Electronics Co. Ltd.	16,013	46,512
M31 Technology Corp.	1,689	61,364
MediaTek, Inc.	1,349	40,602
Quanta Computer, Inc.	139,000	1,088,966
Taiwan Semiconductor Manufacturing Co. Ltd.	653,161	15,611,298
Uni-President Enterprises Corp.	229,000	536,189
Unimicron Technology Corp.	58,787	324,516
Wistron Corp.	95,000	324,707
Wiwynn Corp.	11,043	784,192
TOTAL TAIWAN		23,941,576
Tanzania - 0.0%
Helios Towers PLC (a)	54,000	66,666
Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	426,900	419,928
Supalai PCL (For. Reg.)	101,400	53,891
TOTAL THAILAND		473,819
United Arab Emirates - 0.1%
Emaar Properties PJSC	99,400	222,188
United States of America - 1.2%
FirstCash Holdings, Inc.	7,701	870,059
Legend Biotech Corp. ADR (a)	6,624	289,734
Tenaris SA sponsored ADR	8,700	287,013
Titan Cement International Trading SA	25,900	818,158
TOTAL UNITED STATES OF AMERICA		2,264,964
TOTAL COMMON STOCKS (Cost $105,697,301)		133,726,650

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	11,962	58,973
India - 0.2%
Meesho Series F (a)(d)(e)	7,108	404,943
TOTAL CONVERTIBLE PREFERRED STOCKS		463,916
Nonconvertible Preferred Stocks - 1.6%
Brazil - 1.2%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	38,500	185,138
Metalurgica Gerdau SA (PN)	271,170	552,513
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	48,806	786,753
sponsored ADR	40,900	694,073
		2,218,477
Korea (South) - 0.3%
Hyundai Motor Co. Ltd. Series 2	4,341	494,648
Samsung Electronics Co. Ltd.	769	35,805
		530,453
United States of America - 0.1%
Gupshup, Inc. (a)(d)(e)	8,409	88,547
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,837,477
TOTAL PREFERRED STOCKS (Cost $2,166,702)		3,301,393

Corporate Bonds - 10.1%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.2%
Brazil - 0.2%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	506,964	482,376
Nonconvertible Bonds - 9.9%
Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	395,000	396,778
Brazil - 0.6%
Braskem Netherlands BV 7.25% 2/13/33 (b)	170,000	161,160
Embraer Netherlands Finance BV:
5.4% 2/1/27	55,000	54,158
7% 7/28/30 (b)	240,000	245,850
MARB BondCo PLC 3.95% 1/29/31 (b)	145,000	116,181
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	366,039	316,166
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(h)	164,786	150,285
		1,043,800
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)	285,000	267,544
Chile - 0.6%
Antofagasta PLC 2.375% 10/14/30 (b)	250,000	199,963
Corporacion Nacional del Cobre de Chile (Codelco):
4.5% 8/1/47 (b)	250,000	188,750
5.95% 1/8/34 (b)	200,000	194,063
6.3% 9/8/53 (b)	200,000	189,313
Sable International Finance Ltd. 5.75% 9/7/27 (b)	200,000	190,073
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	200,000	158,750
		1,120,912
China - 0.4%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	585,256	586,017
Prosus NV 3.832% 2/8/51 (b)	225,000	138,094
		724,111
Colombia - 0.4%
Aris Mining Corp. 6.875% 8/9/26 (b)	200,000	185,000
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	200,000	163,063
GeoPark Ltd. 5.5% 1/17/27 (b)	200,000	179,813
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	234,500	232,800
		760,676
Ghana - 0.4%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	320,000	310,900
Tullow Oil PLC:
7% 3/1/25 (b)	200,000	193,375
10.25% 5/15/26 (b)	261,000	251,783
		756,058
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)	240,000	208,164
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	260,000	247,894
		456,058
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	200,000	200,000
India - 0.1%
CA Magnum Holdings 5.375% 10/31/26 (b)	200,000	189,200
Indonesia - 0.7%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	335,000	325,473
PT Freeport Indonesia 6.2% 4/14/52 (b)	200,000	187,260
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	415,000	401,799
PT Pertamina Persero 4.175% 1/21/50 (b)	450,000	332,156
		1,246,688
Israel - 0.2%
Energean Israel Finance Ltd. 8.5% 9/30/33 (Reg. S) (b)	250,000	240,120
Energean PLC 6.5% 4/30/27 (b)	160,000	148,800
		388,920
Kazakhstan - 0.2%
KazMunaiGaz National Co. 3.5% 4/14/33 (b)	200,000	159,938
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	350,000	279,344
		439,282
Malaysia - 0.4%
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	500,000	319,245
3.5% 4/21/30 (b)	450,000	404,123
		723,368
Mexico - 1.2%
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)	200,000	206,748
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	160,000	120,000
7.45% 11/15/29 (b)	135,000	106,610
Petroleos Mexicanos:
6.5% 6/2/41	170,000	112,583
6.625% 6/15/35	85,000	62,782
6.7% 2/16/32	415,000	339,927
6.75% 9/21/47	960,000	612,048
6.84% 1/23/30	80,000	69,192
6.95% 1/28/60	225,000	143,190
7.69% 1/23/50	589,000	411,063
		2,184,143
Morocco - 0.1%
OCP SA:
5.125% 6/23/51 (b)	200,000	144,750
6.875% 4/25/44 (b)	85,000	78,067
		222,817
Nigeria - 0.2%
IHS Netherlands Holdco BV 8% 9/18/27 (b)	315,000	296,100
Panama - 0.2%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)	200,000	141,125
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)	330,000	290,730
		431,855
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	250,000	244,673
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	300,000	233,063
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	165,000	157,936
		390,999
Qatar - 0.5%
QatarEnergy:
2.25% 7/12/31 (b)	305,000	248,194
3.125% 7/12/41 (b)	650,000	466,375
3.3% 7/12/51 (b)	230,000	153,525
		868,094
Saudi Arabia - 0.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	420,000	348,994
Greensaif Pipelines Bidco SARL 6.129% 2/23/38 (b)	200,000	196,750
Saudi Arabian Oil Co.:
3.25% 11/24/50 (b)	260,000	167,515
4.25% 4/16/39 (b)	1,080,000	911,588
		1,624,847
South Africa - 0.5%
Eskom Holdings SOC Ltd.:
7.125% 2/11/25 (b)	410,000	407,438
8.45% 8/10/28 (b)	235,000	231,181
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	270,000	159,131
Stillwater Mining Co. 4% 11/16/26 (b)	165,000	147,520
		945,270
Ukraine - 0.1%
NAK Naftogaz Ukraine 7.65% (Reg. S) (i)	190,000	162,450
United Arab Emirates - 0.7%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	115,000	89,377
4.696% 4/24/33 (b)	165,000	156,595
4.875% 4/23/30 (b)	50,000	48,953
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	364,680	305,237
2.625% 3/31/36 (b)	220,000	173,360
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	250,000	248,516
MDGH GMTN RSC Ltd. 5.5% 4/28/33 (b)	200,000	200,688
		1,222,726
Venezuela - 0.4%
Petroleos de Venezuela SA:
6% (b)(i)	3,325,000	399,000
6% (Reg. S) (i)	2,775,000	337,163
		736,163
TOTAL NONCONVERTIBLE BONDS		18,043,532
TOTAL CORPORATE BONDS (Cost $20,870,722)		18,525,908

Government Obligations - 17.9%
		Principal Amount (g)	Value ($)
Angola - 0.5%
Angola Republic:
8% 11/26/29 (b)		50,000	45,625
8.25% 5/9/28 (b)		150,000	141,422
8.75% 4/14/32 (b)		200,000	180,938
9.125% 11/26/49 (b)		225,000	188,016
9.375% 5/8/48 (b)		120,000	102,000
9.5% 11/12/25 (b)		265,000	270,168
TOTAL ANGOLA			928,169
Argentina - 0.7%
Argentine Republic:
0.75% 7/9/30 (j)		410,365	236,781
1% 7/9/29		188,666	111,254
3.625% 7/9/35 (j)		1,607,734	734,734
4.25% 1/9/38 (j)		331,834	168,240
TOTAL ARGENTINA			1,251,009
Bahrain - 0.1%
Bahrain Kingdom 7.5% 2/12/36 (b)		200,000	198,700
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	140,000	126,437
7.96% 2/13/38 (b)		200,000	188,938
TOTAL BENIN			315,375
Brazil - 0.4%
Brazilian Federative Republic:
3.875% 6/12/30		375,000	329,063
4.75% 1/14/50		230,000	161,805
6% 10/20/33		295,000	281,578
TOTAL BRAZIL			772,446
Chile - 0.4%
Chilean Republic:
3.5% 1/31/34		280,000	236,513
4% 1/31/52		200,000	148,250
4.34% 3/7/42		200,000	166,125
5.33% 1/5/54		230,000	208,653
TOTAL CHILE			759,541
Colombia - 0.9%
Colombian Republic:
3% 1/30/30		215,000	172,000
3.125% 4/15/31		548,000	422,234
5% 6/15/45		165,000	113,025
5.2% 5/15/49		185,000	127,095
6.125% 1/18/41		200,000	163,600
7.375% 9/18/37		125,000	118,688
7.5% 2/2/34		200,000	195,900
8% 4/20/33		160,000	162,480
Ecopetrol SA 8.375% 1/19/36		75,000	72,794
TOTAL COLOMBIA			1,547,816
Costa Rica - 0.3%
Costa Rican Republic:
6.55% 4/3/34 (b)		285,000	287,708
7% 4/4/44 (b)		105,000	106,477
7.3% 11/13/54 (b)		200,000	208,000
TOTAL COSTA RICA			602,185
Dominican Republic - 1.0%
Dominican Republic:
4.5% 1/30/30 (b)		265,000	236,248
4.875% 9/23/32 (b)		445,000	389,653
5.3% 1/21/41 (b)		200,000	164,188
5.875% 1/30/60 (b)		450,000	367,172
6% 2/22/33 (b)		225,000	212,400
6.5% 2/15/48 (b)		200,000	182,625
6.85% 1/27/45 (b)		175,000	166,523
7.05% 2/3/31 (b)		150,000	151,547
TOTAL DOMINICAN REPUBLIC			1,870,356
Ecuador - 0.4%
Ecuador Republic:
2.5% 7/31/40 (b)(j)		250,000	124,125
3.5% 7/31/35 (b)(j)		705,256	384,365
6% 7/31/30 (b)(j)		390,630	273,246
TOTAL ECUADOR			781,736
Egypt - 0.8%
Arab Republic of Egypt:
yield at date of purchase 29.1003% to 31.6253% 12/10/24 to 3/18/25	EGP	6,375,000	111,272
7.5% 1/31/27 (b)		200,000	189,250
7.903% 2/21/48 (b)		865,000	629,017
8.5% 1/31/47 (b)		710,000	541,943
TOTAL EGYPT			1,471,482
El Salvador - 0.2%
El Salvador Republic:
7.1246% 1/20/50 (b)		335,000	214,400
7.65% 6/15/35 (b)		170,000	122,506
TOTAL EL SALVADOR			336,906
Gabon - 0.2%
Gabonese Republic:
6.625% 2/6/31 (b)		70,000	54,950
7% 11/24/31 (b)		390,000	307,125
TOTAL GABON			362,075
Ghana - 0.3%
Ghana Republic:
8.125% (b)(i)		200,000	99,438
8.627% (b)(i)		215,000	102,039
10.75% 10/14/30 (b)		475,000	308,750
TOTAL GHANA			510,227
Guatemala - 0.2%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	306,250
Hungary - 0.4%
Hungarian Republic:
2.125% 9/22/31 (b)		300,000	231,180
5.5% 6/16/34 (b)		95,000	90,495
6.75% 9/25/52 (b)		200,000	205,750
7.625% 3/29/41		125,000	138,809
TOTAL HUNGARY			666,234
Indonesia - 0.5%
Indonesian Republic:
3.35% 3/12/71		220,000	135,369
3.5% 2/14/50		380,000	264,100
4.2% 10/15/50		300,000	237,281
8.5% 10/12/35 (b)		150,000	186,047
TOTAL INDONESIA			822,797
Ivory Coast - 0.3%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	255,000	245,453
6.375% 3/3/28 (b)		260,000	252,337
TOTAL IVORY COAST			497,790
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		280,000	238,700
Kenya - 0.2%
Republic of Kenya:
6.3% 1/23/34 (b)		280,000	221,725
9.75% 2/16/31 (b)		200,000	200,563
TOTAL KENYA			422,288
Lebanon - 0.1%
Lebanese Republic 6.375% (i)		2,090,000	130,625
Mexico - 0.5%
United Mexican States:
4.35% 1/15/47		255,000	187,808
4.75% 3/8/44		150,000	118,575
6% 5/7/36		250,000	240,500
6.338% 5/4/53		200,000	186,500
6.35% 2/9/35		220,000	219,038
TOTAL MEXICO			952,421
Mongolia - 0.1%
Mongolia Government 7.875% 6/5/29 (b)		200,000	202,272
Montenegro - 0.1%
Republic of Montenegro 7.25% 3/12/31 (b)		200,000	200,313
Nigeria - 0.7%
Republic of Nigeria:
yield at date of purchase 26.7874% 3/6/25	NGN	158,590,000	96,614
6.125% 9/28/28 (b)		325,000	286,796
6.5% 11/28/27 (b)		230,000	212,267
7.143% 2/23/30 (b)		275,000	241,570
7.875% 2/16/32 (b)		40,000	35,000
8.25% 9/28/51 (b)		200,000	156,813
8.375% 3/24/29 (b)		190,000	180,073
TOTAL NIGERIA			1,209,133
Oman - 0.7%
Sultanate of Oman:
6% 8/1/29 (b)		285,000	285,267
6.25% 1/25/31 (b)		300,000	303,281
6.5% 3/8/47 (b)		650,000	630,370
7% 1/25/51 (b)		115,000	117,480
TOTAL OMAN			1,336,398
Pakistan - 0.4%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		245,000	220,653
6.875% 12/5/27 (b)		560,000	478,862
TOTAL PAKISTAN			699,515
Panama - 0.7%
Panamanian Republic:
2.252% 9/29/32		485,000	334,893
3.298% 1/19/33		190,000	141,847
4.5% 5/15/47		205,000	135,172
6.4% 2/14/35		250,000	229,000
6.853% 3/28/54		200,000	174,313
7.875% 3/1/57		200,000	196,250
TOTAL PANAMA			1,211,475
Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		215,000	168,977
5.4% 3/30/50 (b)		215,000	179,055
5.6% 3/13/48 (b)		65,000	55,981
6% 2/9/36 (b)		200,000	194,875
TOTAL PARAGUAY			598,888
Peru - 0.2%
Peruvian Republic:
2.783% 1/23/31		210,000	174,825
3.3% 3/11/41		310,000	219,906
TOTAL PERU			394,731
Philippines - 0.3%
Philippine Republic:
2.65% 12/10/45		230,000	141,738
2.95% 5/5/45		320,000	210,800
5.95% 10/13/47		225,000	228,400
TOTAL PHILIPPINES			580,938
Poland - 0.2%
Bank Gospodarstwa Krajowego 6.25% 10/31/28 (b)		200,000	205,500
Polish Government:
5.5% 4/4/53		170,000	160,839
5.5% 3/18/54		75,000	70,609
TOTAL POLAND			436,948
Qatar - 0.7%
State of Qatar:
4.4% 4/16/50 (b)		425,000	352,750
4.625% 6/2/46 (b)		225,000	196,242
4.817% 3/14/49 (b)		855,000	755,051
TOTAL QATAR			1,304,043
Romania - 0.4%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	60,000	47,944
3.375% 1/28/50 (Reg. S)	EUR	100,000	72,025
3.625% 3/27/32 (b)		84,000	69,668
6.125% 1/22/44 (b)		400,000	374,875
7.125% 1/17/33 (b)		35,000	36,094
8% 4/29/30	RON	295,000	67,013
TOTAL ROMANIA			667,619
Rwanda - 0.1%
Rwanda Republic 5.5% 8/9/31 (b)		200,000	161,500
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		245,000	190,488
3.45% 2/2/61 (b)		370,000	228,013
TOTAL SAUDI ARABIA			418,501
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		200,000	147,375
Serbia - 0.2%
Republic of Serbia:
2.125% 12/1/30 (b)		295,000	229,547
6.25% 5/26/28 (b)		105,000	105,066
6.5% 9/26/33 (b)		55,000	54,863
TOTAL SERBIA			389,476
South Africa - 0.3%
South African Republic:
5% 10/12/46		155,000	100,944
5.65% 9/27/47		325,000	229,531
5.75% 9/30/49		295,000	209,450
TOTAL SOUTH AFRICA			539,925
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(i)		360,000	203,440
6.85% (b)(i)		345,000	198,413
7.55% (b)(i)		150,000	84,422
7.85% (b)(i)		210,000	118,411
TOTAL SRI LANKA			604,686
TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		260,000	237,088
Turkey - 1.2%
Export Credit Bank of Turkey 9% 1/28/27 (b)		200,000	208,125
Turkish Republic:
4.875% 10/9/26		520,000	503,913
4.875% 4/16/43		455,000	311,106
5.75% 5/11/47		405,000	300,397
6.625% 2/17/45		15,000	12,553
7.625% 5/15/34		200,000	197,813
9.375% 3/14/29		495,000	536,456
26.2% 10/5/33	TRY	3,765,000	114,858
TOTAL TURKEY			2,185,221
Ukraine - 0.4%
Ukraine Government:
6.876% 5/21/31 (b)		200,000	49,840
7.253% 3/15/35 (b)		380,000	93,252
7.75% 9/1/25 (b)		280,000	87,500
7.75% 9/1/26 (b)		380,000	109,060
7.75% 9/1/27 (b)		120,000	33,840
7.75% 9/1/28 (b)		560,000	157,052
7.75% 9/1/29 (b)		125,000	34,875
7.75% 8/1/41 (b)(h)		250,000	130,625
TOTAL UKRAINE			696,044
United Arab Emirates - 0.3%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		210,000	137,813
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		225,000	157,922
5.25% 1/30/43 (Reg. S)		295,000	270,847
TOTAL UNITED ARAB EMIRATES			566,582
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 5.31% 7/18/24		180,000	177,953
U.S. Treasury Bonds:
2.875% 5/15/52		333,000	234,336
3.625% 2/15/53		399,000	325,995
TOTAL UNITED STATES OF AMERICA			738,284
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		430,000	391,085
Uzbekistan - 0.1%
Republic of Uzbekistan 3.9% 10/19/31 (b)		240,000	191,400
Venezuela - 0.4%
Venezuelan Republic 9.25% (i)		3,625,000	760,525
Zambia - 0.1%
Republic of Zambia:
8.5% (b)(i)		50,000	36,758
8.97% (b)(i)		145,000	105,125
TOTAL ZAMBIA			141,883
TOTAL GOVERNMENT OBLIGATIONS (Cost $36,760,496)			32,756,976

Preferred Securities - 0.4%
	Principal Amount (g)	Value ($)
Mexico - 0.2%
Banco Mercantil del Norte SA 7.625% (b)(h)(k)	125,000	122,438
CEMEX S.A.B. de CV 5.125% (b)(h)(k)	200,000	193,414
TOTAL MEXICO		315,852
United Arab Emirates - 0.2%
DP World Salaam 6% (Reg. S) (h)(k)	350,000	353,773
TOTAL PREFERRED SECURITIES (Cost $720,935)		669,625

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	3,034,266	3,034,873
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	79,210	79,218
TOTAL MONEY MARKET FUNDS (Cost $3,113,794)		3,114,091

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $169,329,950)	192,094,643
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(9,553,418)
NET ASSETS - 100.0%	182,541,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7	Jun 2024	752,063	(18,221)	(18,221)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
NGN	-	Nigerian naira
RON	-	Romanian leu
TRY	-	Turkish Lira

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,771,546 or 21.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,669,545 or 0.9% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Non-income producing - Security is in default.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	585,256

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	506,964

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898

Gupshup, Inc.	6/08/21	192,273

Jumo World Holding Ltd.	9/06/23	30,055

Meesho Series F	9/21/21	544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,632,253	86,702,021	86,298,920	120,154	(481)	-	3,034,873	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	255,433	1,974,351	2,150,566	806	-	-	79,218	0.0%
Total	2,887,686	88,676,372	88,449,486	120,960	(481)	-	3,114,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,167,159	2,516,606	8,650,553	-
Consumer Discretionary	22,054,980	6,217,579	15,432,458	404,943
Consumer Staples	8,012,346	1,732,864	6,279,482	-
Energy	7,080,413	2,334,411	3,781,224	964,778
Financials	29,502,726	11,530,442	17,917,826	54,458
Health Care	4,014,563	994,341	2,961,249	58,973
Industrials	8,349,341	2,292,240	6,057,101	-
Information Technology	30,956,096	43,563	30,823,986	88,547
Materials	9,955,130	5,766,105	4,187,049	1,976
Real Estate	1,763,262	814,234	948,272	756
Utilities	4,172,027	1,076,851	3,095,176	-

Corporate Bonds	18,525,908	-	17,457,515	1,068,393

Government Obligations	32,756,976	-	32,756,976	-

Preferred Securities	669,625	-	669,625	-

Money Market Funds	3,114,091	3,114,091	-	-
Total Investments in Securities:	192,094,643	38,433,327	151,018,492	2,642,824
Derivative Instruments: Liabilities
Futures Contracts	(18,221)	(18,221)	-	-
Total Liabilities	(18,221)	(18,221)	-	-
Total Derivative Instruments:	(18,221)	(18,221)	-	-

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$4,920,412
Net Realized Gain (Loss) on Investment Securities	(4,460,295)
Net Unrealized Gain (Loss) on Investment Securities	6,171,110
Cost of Purchases	-
Proceeds of Sales	(3,788,383)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(200,020)
Ending Balance	$2,642,824
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$344,592

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(18,221)
Total Interest Rate Risk	0	(18,221)
Total Value of Derivatives	0	(18,221)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Total Emerging Markets Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,170) - See accompanying schedule:
Unaffiliated issuers (cost $166,216,156)	$188,980,552
Fidelity Central Funds (cost $3,113,794)	3,114,091

Total Investment in Securities (cost $169,329,950)		$192,094,643
Segregated cash with brokers for derivative instruments		22,172
Foreign currency held at value (cost $127,982)		127,951
Receivable for investments sold		1,262,164
Dividends receivable		167,350
Interest receivable		1,169,709
Distributions receivable from Fidelity Central Funds		15,285
Prepaid expenses		81
Other receivables		174,805
Total assets		195,034,160
Liabilities
Payable to custodian bank	$4,169,595
Payable for investments purchased
Regular delivery	147,357
Delayed delivery	1,571
Payable for fund shares redeemed	178,801
Accrued management fee	159,546
Distribution and service plan fees payable	17,828
Notes payable to affiliates	6,914,000
Payable for daily variation margin on futures contracts	3,609
Deferred taxes	724,745
Other payables and accrued expenses	96,665
Collateral on securities loaned	79,218
Total liabilities		12,492,935
Net Assets		$182,541,225
Net Assets consist of:
Paid in capital		$212,202,932
Total accumulated earnings (loss)		(29,661,707)
Net Assets		$182,541,225

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,606,411 ÷ 2,475,080 shares)(a)		$12.37
Maximum offering price per share (100/94.25 of $12.37)		$13.12
Class M :
Net Asset Value and redemption price per share ($6,187,034 ÷ 500,496 shares)(a)		$12.36
Maximum offering price per share (100/96.50 of $12.36)		$12.81
Class C :
Net Asset Value and offering price per share ($9,927,171 ÷ 804,399 shares)(a)		$12.34
Total Emerging Markets :
Net Asset Value, offering price and redemption price per share ($79,289,446 ÷ 6,396,728 shares)		$12.40
Class I :
Net Asset Value, offering price and redemption price per share ($48,292,660 ÷ 3,902,090 shares)		$12.38
Class Z :
Net Asset Value, offering price and redemption price per share ($8,238,503 ÷ 667,931 shares)		$12.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$1,379,847
Interest		2,206,879
Income from Fidelity Central Funds (including $806 from security lending)		120,960
Income before foreign taxes withheld		$3,707,686
Less foreign taxes withheld		(167,984)
Total income		3,539,702
Expenses
Management fee	$884,756
Transfer agent fees	131,422
Distribution and service plan fees	113,087
Accounting fees	33,950
Custodian fees and expenses	72,431
Independent trustees' fees and expenses	552
Registration fees	31,347
Audit	72,923
Legal	2,088
Interest	8,414
Miscellaneous	442
Total expenses before reductions	1,351,412
Expense reductions	(9,744)
Total expenses after reductions		1,341,668
Net Investment income (loss)		2,198,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $314,481)	(15,927,939)
Fidelity Central Funds	(481)
Foreign currency transactions	(24,931)
Futures contracts	(1,059,603)
Total net realized gain (loss)		(17,012,954)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $359,296)	45,370,063
Assets and liabilities in foreign currencies	(3,492)
Futures contracts	(19,374)
Total change in net unrealized appreciation (depreciation)		45,347,197
Net gain (loss)		28,334,243
Net increase (decrease) in net assets resulting from operations		$30,532,277
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,198,034	$8,046,071
Net realized gain (loss)	(17,012,954)	(2,785,672)
Change in net unrealized appreciation (depreciation)	45,347,197	27,137,426
Net increase (decrease) in net assets resulting from operations	30,532,277	32,397,825
Distributions to shareholders	(6,596,866)	(7,044,986)

Share transactions - net increase (decrease)	(48,640,330)	(70,365,479)
Total increase (decrease) in net assets	(24,704,919)	(45,012,640)

Net Assets
Beginning of period	207,246,144	252,258,784
End of period	$182,541,225	$207,246,144

Financial Highlights
Fidelity Advisor® Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.09	$15.26	$13.55	$12.80	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.11	.36	.28	.20	.19	.37 C
Net realized and unrealized gain (loss)	1.54	.91	(5.19)	1.67	.89	1.14
Total from investment operations	1.65	1.27	(4.91)	1.87	1.08	1.51
Distributions from net investment income	(.35)	(.29)	(.26)	(.16)	(.33)	(.24)
Total distributions	(.35)	(.29)	(.26)	(.16)	(.33)	(.24)
Net asset value, end of period	$12.37	$11.07	$10.09	$15.26	$13.55	$12.80
Total Return D,E,F	15.10%	12.57%	(32.69)%	13.78%	8.54%	13.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.44% I	1.45%	1.39%	1.36%	1.40%	1.39%
Expenses net of fee waivers, if any	1.43 % I	1.44%	1.39%	1.36%	1.39%	1.39%
Expenses net of all reductions	1.43% I	1.44%	1.39%	1.36%	1.37%	1.39%
Net investment income (loss)	1.88% I	3.16%	2.21%	1.26%	1.49%	3.02% C
Supplemental Data
Net assets, end of period (000 omitted)	$30,606	$29,938	$28,302	$46,981	$37,022	$39,958
Portfolio turnover rate J	61 % I	33%	67%	58%	58%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.37%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$10.07	$15.23	$13.52	$12.78	$11.51
Income from Investment Operations
Net investment income (loss) A,B	.10	.33	.24	.15	.15	.33 C
Net realized and unrealized gain (loss)	1.52	.91	(5.19)	1.67	.88	1.15
Total from investment operations	1.62	1.24	(4.95)	1.82	1.03	1.48
Distributions from net investment income	(.31)	(.26)	(.21)	(.11)	(.29)	(.21)
Total distributions	(.31)	(.26)	(.21)	(.11)	(.29)	(.21)
Net asset value, end of period	$12.36	$11.05	$10.07	$15.23	$13.52	$12.78
Total Return D,E,F	14.88%	12.26%	(32.92)%	13.47%	8.16%	13.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.69% I	1.74%	1.69%	1.66%	1.71%	1.72%
Expenses net of fee waivers, if any	1.68 % I	1.74%	1.69%	1.66%	1.71%	1.71%
Expenses net of all reductions	1.68% I	1.73%	1.69%	1.66%	1.69%	1.71%
Net investment income (loss)	1.63% I	2.87%	1.90%	.96%	1.17%	2.69% C
Supplemental Data
Net assets, end of period (000 omitted)	$6,187	$6,477	$6,237	$9,530	$7,885	$8,841
Portfolio turnover rate J	61 % I	33%	67%	58%	58%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$10.00	$15.09	$13.41	$12.66	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.07	.27	.18	.08	.09	.28 C
Net realized and unrealized gain (loss)	1.52	.90	(5.15)	1.65	.89	1.13
Total from investment operations	1.59	1.17	(4.97)	1.73	.98	1.41
Distributions from net investment income	(.24)	(.18)	(.12)	(.05)	(.23)	(.15)
Total distributions	(.24)	(.18)	(.12)	(.05)	(.23)	(.15)
Net asset value, end of period	$12.34	$10.99	$10.00	$15.09	$13.41	$12.66
Total Return D,E,F	14.60%	11.68%	(33.17)%	12.89%	7.83%	12.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.17% I	2.19%	2.14%	2.11%	2.14%	2.14%
Expenses net of fee waivers, if any	2.16 % I	2.19%	2.13%	2.11%	2.14%	2.14%
Expenses net of all reductions	2.16% I	2.19%	2.13%	2.11%	2.12%	2.13%
Net investment income (loss)	1.14% I	2.41%	1.46%	.51%	.74%	2.27% C
Supplemental Data
Net assets, end of period (000 omitted)	$9,927	$11,349	$13,469	$27,673	$28,884	$35,545
Portfolio turnover rate J	61 % I	33%	67%	58%	58%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Total Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.12	$15.31	$13.59	$12.84	$11.56
Income from Investment Operations
Net investment income (loss) A,B	.13	.39	.32	.24	.22	.40 C
Net realized and unrealized gain (loss)	1.53	.91	(5.21)	1.67	.90	1.16
Total from investment operations	1.66	1.30	(4.89)	1.91	1.12	1.56
Distributions from net investment income	(.37)	(.31)	(.30)	(.19)	(.37)	(.28)
Total distributions	(.37)	(.31)	(.30)	(.19)	(.37)	(.28)
Net asset value, end of period	$12.40	$11.11	$10.12	$15.31	$13.59	$12.84
Total Return D,E	15.22%	12.86%	(32.52)%	14.06%	8.79%	13.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.18% H	1.20%	1.12%	1.11%	1.16%	1.14%
Expenses net of fee waivers, if any	1.17 % H	1.19%	1.11%	1.11%	1.15%	1.14%
Expenses net of all reductions	1.17% H	1.19%	1.11%	1.11%	1.14%	1.14%
Net investment income (loss)	2.14% H	3.41%	2.48%	1.51%	1.73%	3.27% C
Supplemental Data
Net assets, end of period (000 omitted)	$79,289	$79,640	$91,615	$259,331	$205,009	$199,708
Portfolio turnover rate I	61 % H	33%	67%	58%	58%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.62%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.11	$15.29	$13.57	$12.82	$11.55
Income from Investment Operations
Net investment income (loss) A,B	.13	.39	.32	.24	.22	.41 C
Net realized and unrealized gain (loss)	1.53	.92	(5.20)	1.67	.90	1.14
Total from investment operations	1.66	1.31	(4.88)	1.91	1.12	1.55
Distributions from net investment income	(.38)	(.32)	(.30)	(.19)	(.37)	(.28)
Total distributions	(.38)	(.32)	(.30)	(.19)	(.37)	(.28)
Net asset value, end of period	$12.38	$11.10	$10.11	$15.29	$13.57	$12.82
Total Return D,E	15.18%	12.96%	(32.50)%	14.10%	8.85%	13.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.14% H	1.16%	1.10%	1.09%	1.11%	1.11%
Expenses net of fee waivers, if any	1.13 % H	1.15%	1.10%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.13% H	1.15%	1.10%	1.08%	1.09%	1.10%
Net investment income (loss)	2.18% H	3.45%	2.49%	1.54%	1.78%	3.30% C
Supplemental Data
Net assets, end of period (000 omitted)	$48,293	$68,874	$98,727	$209,635	$232,450	$372,286
Portfolio turnover rate I	61 % H	33%	67%	58%	58%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.65%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.09	$15.26	$13.55	$12.80	$11.55
Income from Investment Operations
Net investment income (loss) A,B	.14	.41	.34	.26	.24	.43 C
Net realized and unrealized gain (loss)	1.52	.91	(5.19)	1.66	.90	1.13
Total from investment operations	1.66	1.32	(4.85)	1.92	1.14	1.56
Distributions from net investment income	(.40)	(.34)	(.32)	(.21)	(.39)	(.31)
Total distributions	(.40)	(.34)	(.32)	(.21)	(.39)	(.31)
Net asset value, end of period	$12.33	$11.07	$10.09	$15.26	$13.55	$12.80
Total Return D,E	15.21%	13.04%	(32.40)%	14.21%	9.03%	13.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02% H	1.03%	.97%	.96%	.98%	.98%
Expenses net of fee waivers, if any	1.01 % H	1.02%	.97%	.96%	.98%	.97%
Expenses net of all reductions	1.01% H	1.02%	.97%	.96%	.96%	.97%
Net investment income (loss)	2.30% H	3.58%	2.62%	1.66%	1.91%	3.43% C
Supplemental Data
Net assets, end of period (000 omitted)	$8,239	$10,969	$13,909	$68,119	$56,395	$61,175
Portfolio turnover rate I	61 % H	33%	67%	58%	58%	75%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.79%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Effective April 5, 2024 the Fund was closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$1,574,431	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6 - 2.6 / 2.4	Increase
		Market approach	Discount rate	20.0% - 50.0% / 20.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Corporate Bonds	$1,068,393	Market comparable	Enterprise value/Revenue multiple (EV/R)	8.8	Increase
			Discount rate	23.2%	Decrease
			Probability rate	33.3%	Increase
		Discounted cash flow	Discount rate	3.3%	Decrease
		Black scholes	Discount rate	4.8% - 5.0% / 4.9%	Increase
			Term	1.7 - 2.8 / 2.2	Increase
			Volatility	65.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,389,056
Gross unrealized depreciation	(23,877,928)
Net unrealized appreciation (depreciation)	$21,511,128
Tax cost	$170,565,294

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(32,318,283)
Long-term	(957,668)
Total capital loss carryforward	$(33,275,951)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Emerging Markets Fund
Equity Risk
Futures Contracts	(1,062,282)	(1,153)
Total Equity Risk	(1,062,282)	(1,153)
Interest Rate Risk
Futures Contracts	2,679	(18,221)
Total Interest Rate Risk	2,679	(18,221)
Totals	(1,059,603)	(19,374)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Emerging Markets Fund	63,044,610	106,474,738

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.98
Class M	0.98
Class C	0.98
Total Emerging Markets	0.98
Class I	0.95
Class Z	0.82

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.97
Class M	.97
Class C	.97
Total Emerging Markets	.93
Class I	.95
Class Z	.82

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .77%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA (UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	40,393	1,088
Class M	.25%	.25%	17,234	148
Class C	.75%	.25%	55,460	3,901
			113,087	5,137

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,812
Class M	243
Class CA	29
3,084
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Total Emerging Markets	.2000
Class I	.1693

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	21,805.20
Class M	4,877.21
Class C	7,589.20
Total Emerging Markets	56,447.20
Class I	39,110.17
Class Z	1,594.04
	131,422
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Total Emerging Markets Fund	.0471

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total Emerging Markets Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Emerging Markets Fund	356

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Emerging Markets Fund	Borrower	4,463,000	5.57%	8,286

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Total Emerging Markets Fund	1,322,823	947,469	(31,468)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Total Emerging Markets Fund	199
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Emerging Markets Fund	80	-	-
Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Emerging Markets Fund	788,000	5.83%	128

9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction ($)

Class M	15

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,729.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Total Emerging Markets Fund
Distributions to shareholders
Class A	$934,878	$794,178
Class M	182,001	155,913
Class C	232,022	234,768
Total Emerging Markets	2,618,719	2,687,846
Class I	2,243,723	2,776,747
Class Z	385,523	395,534
Total	$6,596,866	$7,044,986

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Total Emerging Markets Fund
Class A
Shares sold	181,618	451,041	$2,171,680	$5,132,208
Reinvestment of distributions	80,798	71,386	931,603	792,381
Shares redeemed	(491,106)	(623,211)	(5,981,368)	(7,049,102)
Net increase (decrease)	(228,690)	(100,784)	$(2,878,085)	$(1,124,513)
Class M
Shares sold	16,028	28,227	$189,513	$321,892
Reinvestment of distributions	15,771	14,022	182,001	155,787
Shares redeemed	(117,436)	(75,454)	(1,436,784)	(856,020)
Net increase (decrease)	(85,637)	(33,205)	$(1,065,270)	$(378,341)
Class C
Shares sold	28,096	104,348	$336,738	$1,182,359
Reinvestment of distributions	20,106	21,155	232,022	234,608
Shares redeemed	(276,440)	(440,401)	(3,316,539)	(4,961,807)
Net increase (decrease)	(228,238)	(314,898)	$(2,747,779)	$(3,544,840)
Total Emerging Markets
Shares sold	1,155,750	563,824	$14,126,802	$6,430,664
Reinvestment of distributions	193,395	206,717	2,231,775	2,296,623
Shares redeemed	(2,121,756)	(2,655,457)	(25,977,283)	(30,066,472)
Net increase (decrease)	(772,611)	(1,884,916)	$(9,618,706)	$(21,339,185)
Class I
Shares sold	349,443	918,341	$4,166,692	$10,406,208
Reinvestment of distributions	191,996	246,056	2,213,715	2,728,758
Shares redeemed	(2,846,902)	(4,721,988)	(34,745,386)	(53,094,986)
Net increase (decrease)	(2,305,463)	(3,557,591)	$(28,364,979)	$(39,960,020)
Class Z
Shares sold	52,295	923,752	$622,544	$10,820,507
Reinvestment of distributions	24,261	25,674	278,517	283,693
Shares redeemed	(399,385)	(1,337,270)	(4,866,572)	(15,122,780)
Net increase (decrease)	(322,829)	(387,844)	$(3,965,511)	$(4,018,580)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In March 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about July 19, 2024.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Emerging Markets Discovery Fund
Class A **	1.32%
Actual		$ 1,000	$ 1,131.20	$ 6.99
Hypothetical-B		$ 1,000	$ 1,018.30	$ 6.62
Class M	1.54%
Actual		$ 1,000	$ 1,129.70	$ 8.15
Hypothetical-B		$ 1,000	$ 1,017.21	$ 7.72
Class C	2.05%
Actual		$ 1,000	$ 1,126.60	$ 10.84
Hypothetical-B		$ 1,000	$ 1,014.67	$ 10.27
Fidelity® Emerging Markets Discovery Fund **	1.05%
Actual		$ 1,000	$ 1,132.10	$ 5.57
Hypothetical-B		$ 1,000	$ 1,019.64	$ 5.27
Class I **	1.06%
Actual		$ 1,000	$ 1,132.40	$ 5.62
Hypothetical-B		$ 1,000	$ 1,019.59	$ 5.32
Class Z **	.93%
Actual		$ 1,000	$ 1,133.00	$ 4.93
Hypothetical-B		$ 1,000	$ 1,020.24	$ 4.67
Fidelity® Total Emerging Markets Fund
Class A	1.43%
Actual		$ 1,000	$ 1,151.00	$ 7.65
Hypothetical-B		$ 1,000	$ 1,017.75	$ 7.17
Class M	1.68%
Actual		$ 1,000	$ 1,148.80	$ 8.98
Hypothetical-B		$ 1,000	$ 1,016.51	$ 8.42
Class C	2.16%
Actual		$ 1,000	$ 1,146.00	$ 11.53
Hypothetical-B		$ 1,000	$ 1,014.12	$ 10.82
Fidelity® Total Emerging Markets Fund **	1.17%
Actual		$ 1,000	$ 1,152.20	$ 6.26
Hypothetical-B		$ 1,000	$ 1,019.05	$ 5.87
Class I	1.13%
Actual		$ 1,000	$ 1,151.80	$ 6.05
Hypothetical-B		$ 1,000	$ 1,019.24	$ 5.67
Class Z	1.01%
Actual		$ 1,000	$ 1,152.10	$ 5.40
Hypothetical-B		$ 1,000	$ 1,019.84	$ 5.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Emerging Markets Discovery Fund
Class A	1.25%
Actual		$ 6.62
Hypothetical- B		$ 6.27
Fidelity® Emerging Markets Discovery Fund	.96%
Actual		$ 5.09
Hypothetical- B		$ 4.82
Class I	1.00%
Actual		$ 5.30
Hypothetical- B		$ 5.02
Class Z	.87%
Actual		$ 4.61
Hypothetical- B		$ 4.37
Fidelity® Total Emerging Markets Fund
Fidelity® Total Emerging Markets Fund	1.09%
Actual		$ 5.83
Hypothetical- B		$ 5.47

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Emerging Markest Discovery Fund
Fidelity Total Emerging Markets Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund and each class of each fund into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of each fund would be no higher than the sum of (i) the lowest contractual management fee rate under each fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to each fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of each fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of a fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the funds' agreements with FIL were amended to provide that FMR will compensate FIL at a flat fee rate of 0.50% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.931240.112
EMD-TEK-SANN-0624
Fidelity® Series Sustainable Emerging Markets Fund
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund

Semi-Annual Report
April 30, 2024

Contents

Fidelity® Series Sustainable Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Sustainable Emerging Markets Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	10.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.8
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.5
ICICI Bank Ltd. sponsored ADR (India, Banks)	3.4
Reliance Industries Ltd. GDR (India, Oil, Gas & Consumable Fuels)	2.8
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.5
Axis Bank Ltd. sponsored GDR (Reg. S) (India, Banks)	2.4
HDFC Bank Ltd. sponsored ADR (India, Banks)	2.0
China Construction Bank Corp. (H Shares) (China, Banks)	1.8
Infosys Ltd. sponsored ADR (India, IT Services)	1.6
36.7

Market Sectors (% of Fund's net assets)

Financials	25.8
Information Technology	24.4
Consumer Discretionary	14.4
Communication Services	7.8
Industrials	5.5
Consumer Staples	4.3
Energy	4.3
Materials	4.2
Health Care	3.3
Real Estate	1.9
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Futures - 0.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Sustainable Emerging Markets Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
Brazil - 6.0%
Banco do Brasil SA	1,092	5,766
Cury Construtora e Incorporado SA	1,385	5,228
Cyrela Brazil Realty SA	500	1,955
ENGIE Brasil Energia SA	4,275	33,672
Hapvida Participacoes e Investimentos SA (a)(b)	26,901	19,117
Localiza Rent a Car SA	3,860	36,447
LOG Commercial Properties e Participacoes SA	1,243	5,202
Lojas Renner SA	13,994	41,314
MercadoLibre, Inc. (a)	29	42,302
Nu Holdings Ltd. (a)	2,310	25,087
PRIO SA	1,500	13,866
Raia Drogasil SA	9,173	45,188
Rede D'Oregon Sao Luiz SA (b)	2,300	11,516
StoneCo Ltd. Class A (a)	1,368	21,341
Suzano SA	2,556	28,776
Transmissora Alianca de Energia Eletrica SA	2,672	18,123
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,200	8,489
XP, Inc. Class A	2,601	53,242
TOTAL BRAZIL		416,631
Chile - 0.9%
Antofagasta PLC	1,722	47,553
Banco de Chile	154,024	17,086
TOTAL CHILE		64,639
China - 26.8%
Airtac International Group	1,000	35,343
Alibaba Group Holding Ltd.	17,323	162,196
Alibaba Group Holding Ltd. sponsored ADR	185	13,847
Anta Sports Products Ltd.	2,200	24,906
BeiGene Ltd. ADR (a)	68	10,468
BYD Co. Ltd. (H Shares)	1,710	46,876
China Communications Services Corp. Ltd. (H Shares)	32,735	15,649
China Construction Bank Corp. (H Shares)	188,178	121,749
China Gas Holdings Ltd.	13,715	12,842
China Jushi Co. Ltd. (A Shares)	15,400	25,314
China Life Insurance Co. Ltd. (H Shares)	17,358	22,859
China Merchants Bank Co. Ltd. (H Shares)	500	2,165
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	8,200	9,553
China Resources Beer Holdings Co. Ltd.	1,753	7,990
ENN Energy Holdings Ltd.	3,187	27,154
Flat Glass Group Co. Ltd.	3,000	7,226
Foxconn Industrial Internet Co. Ltd. (A Shares)	2,600	8,591
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,800	12,376
Guangdong Investment Ltd.	9,959	5,202
Haier Smart Home Co. Ltd.	12,371	45,822
Haier Smart Home Co. Ltd. (A Shares)	7,600	31,618
Haitian International Holdings Ltd.	5,755	18,743
Hansoh Pharmaceutical Group Co. Ltd. (b)	10,000	22,097
Industrial & Commercial Bank of China Ltd. (H Shares)	49,036	26,295
Innovent Biologics, Inc. (a)(b)	6,762	32,735
JD.com, Inc.:
Class A	2,808	40,459
sponsored ADR	707	20,425
Kanzhun Ltd. ADR	369	7,303
KE Holdings, Inc. ADR	326	4,929
Kuaishou Technology Class B (a)(b)	900	6,310
Kunlun Energy Co. Ltd.	9,844	9,543
Kweichow Moutai Co. Ltd. (A Shares)	100	23,447
Lenovo Group Ltd.	35,229	39,624
Li Auto, Inc.:
ADR (a)	967	25,413
Class A (a)	2,088	27,357
Li Ning Co. Ltd.	5,000	13,089
Medlive Technology Co. Ltd. (b)	6,000	6,303
Meituan Class B (a)(b)	7,650	104,457
NetEase, Inc. ADR	380	35,519
New Oriental Education & Technology Group, Inc. (a)	600	4,768
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	636	49,036
Ping An Insurance Group Co. of China Ltd. (H Shares)	13,506	61,210
Proya Cosmetics Co. Ltd. (A Shares)	700	10,561
Shangri-La Asia Ltd.	6,000	4,185
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,700	30,344
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,100	46,189
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares)	400	8,508
Sinopharm Group Co. Ltd. (H Shares)	5,919	14,948
Sinotruk Hong Kong Ltd.	12,782	31,811
TAL Education Group ADR (a)	183	2,203
Tencent Holdings Ltd.	7,070	310,254
Tongdao Liepin Group (a)	1,001	383
TravelSky Technology Ltd. (H Shares)	8,198	10,649
Trip.com Group Ltd. ADR (a)	1,400	67,564
Tsingtao Brewery Co. Ltd. (H Shares)	2,320	16,719
Vipshop Holdings Ltd. ADR	2,072	31,163
Xinyi Solar Holdings Ltd.	4,000	2,752
Zai Lab Ltd. (a)	2,045	3,287
Zhongji Innolight Co. Ltd. (A Shares)	500	12,604
ZTO Express, Inc. sponsored ADR	925	19,416
TOTAL CHINA		1,852,348
Greece - 1.1%
Alpha Bank SA (a)	29,521	50,171
OPAP SA	1,297	21,607
Piraeus Financial Holdings SA (a)	1,478	5,921
TOTAL GREECE		77,699
Hong Kong - 1.2%
ASMPT Ltd.	1,666	20,705
Huanxi Media Group Ltd. (a)	61,876	4,479
Kerry Properties Ltd.	11,552	22,395
Prudential PLC	4,004	34,824
TOTAL HONG KONG		82,403
Hungary - 0.5%
OTP Bank PLC	632	31,361
India - 13.8%
Axis Bank Ltd. sponsored GDR (Reg. S)	2,351	164,570
HDFC Bank Ltd. sponsored ADR	2,446	140,890
ICICI Bank Ltd. sponsored ADR	8,532	234,886
Infosys Ltd. sponsored ADR	6,555	109,534
Larsen & Toubro Ltd. GDR	2,406	104,180
Mahindra & Mahindra Ltd. sponsored GDR	272	7,099
Reliance Industries Ltd. GDR (b)	2,748	194,284
TOTAL INDIA		955,443
Indonesia - 3.0%
PT Bank Central Asia Tbk	126,030	75,780
PT Bank Mandiri (Persero) Tbk	27,100	11,455
PT Bank Negara Indonesia (Persero) Tbk	64,500	20,752
PT Bank Rakyat Indonesia (Persero) Tbk	227,566	68,885
PT Sumber Alfaria Trijaya Tbk	33,528	6,030
PT Telkom Indonesia Persero Tbk	133,303	25,842
TOTAL INDONESIA		208,744
Korea (South) - 11.1%
AMOREPACIFIC Corp.	272	33,060
Coway Co. Ltd.	425	16,981
Delivery Hero AG (a)(b)	650	18,185
Hana Financial Group, Inc.	485	20,398
Hyundai Motor Co. Ltd.	66	11,839
JYP Entertainment Corp.	54	2,576
Kakao Corp.	774	26,805
Kakao Pay Corp. (a)	101	2,538
KB Financial Group, Inc.	706	38,184
Kia Corp.	268	22,642
LG Corp.	146	8,307
LS Electric Co. Ltd.	104	13,088
NAVER Corp.	571	75,104
Samsung Biologics Co. Ltd. (a)(b)	43	24,101
Samsung Electronics Co. Ltd.	6,002	332,697
Samsung Fire & Marine Insurance Co. Ltd.	47	10,490
SK Hynix, Inc.	852	104,847
SK Square Co. Ltd. (a)	129	7,068
TOTAL KOREA (SOUTH)		768,910
Mexico - 2.4%
Corporacion Inmobiliaria Vesta S.A.B. de CV	3,091	10,936
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	410	14,559
Fibra Uno Administracion SA de CV	3,108	4,461
Gruma S.A.B. de CV Series B	399	7,837
Grupo Financiero Banorte S.A.B. de CV Series O	6,591	65,234
Grupo Mexico SA de CV Series B	1,900	11,740
Wal-Mart de Mexico SA de CV Series V	13,223	49,339
TOTAL MEXICO		164,106
Netherlands - 0.5%
CTP BV (b)	2,092	35,632
CTP BV rights (a)(c)	2,092	614
TOTAL NETHERLANDS		36,246
Panama - 0.4%
Copa Holdings SA Class A	277	26,454
Philippines - 0.1%
SM Investments Corp.	533	8,758
Poland - 0.6%
CD Projekt SA	413	12,065
Dino Polska SA (a)(b)	85	8,170
Powszechna Kasa Oszczednosci Bank SA	1,451	21,713
TOTAL POLAND		41,948
Saudi Arabia - 3.5%
Al Rajhi Bank	3,073	65,465
Alinma Bank	7,038	62,581
Bupa Arabia for Cooperative Insurance Co.	321	20,643
Dr Sulaiman Al Habib Medical Services Group Co.	403	33,374
Sabic Agriculture-Nutrients Co.	385	11,887
The Saudi National Bank	4,331	43,419
TOTAL SAUDI ARABIA		237,369
South Africa - 4.1%
Absa Group Ltd.	341	2,629
Bid Corp. Ltd.	306	6,975
Capitec Bank Holdings Ltd.	513	63,490
Discovery Ltd.	4,708	29,993
FirstRand Ltd.	8,145	28,118
Gold Fields Ltd.	2,402	38,859
Gold Fields Ltd. sponsored ADR	401	6,484
Impala Platinum Holdings Ltd.	4,430	19,720
Northam Platinum Holdings Ltd.	419	2,776
Pepkor Holdings Ltd. (b)	35,635	33,616
Pick 'n Pay Stores Ltd.	5,772	6,145
Shoprite Holdings Ltd.	2,448	32,662
Standard Bank Group Ltd.	834	7,832
TOTAL SOUTH AFRICA		279,299
Taiwan - 17.3%
Accton Technology Corp.	73	1,021
Alchip Technologies Ltd.	1,000	94,147
ASE Technology Holding Co. Ltd.	3,242	14,559
Asia Vital Components Co. Ltd.	1,073	21,128
BizLink Holding, Inc.	2,225	15,647
Chailease Holding Co. Ltd.	12,208	64,274
Delta Electronics, Inc.	4,000	39,104
Gigabyte Technology Co. Ltd.	1,000	9,002
HIWIN Technologies Corp.	1,302	9,191
International Games Systems Co. Ltd.	150	4,579
King Yuan Electronics Co. Ltd.	4,755	13,812
MediaTek, Inc.	1,000	30,098
Quanta Computer, Inc.	5,073	39,743
Taiwan Semiconductor Manufacturing Co. Ltd.	31,437	751,382
Uni-President Enterprises Corp.	23,473	54,961
Unimicron Technology Corp.	2,000	11,040
Wistron Corp.	6,219	21,256
Yageo Corp.	73	1,390
TOTAL TAIWAN		1,196,334
Tanzania - 0.3%
Helios Towers PLC (a)	17,218	21,257
United Arab Emirates - 0.3%
Emaar Properties PJSC	9,389	20,987
United Kingdom - 0.3%
AngloGold Ashanti PLC	797	18,323
United States of America - 1.4%
FirstCash Holdings, Inc.	409	46,209
Tenaris SA sponsored ADR	192	6,334
Titan Cement International Trading SA	1,262	39,865
TOTAL UNITED STATES OF AMERICA		92,408
TOTAL COMMON STOCKS (Cost $6,254,773)		6,601,667

Nonconvertible Preferred Stocks - 2.1%
	Shares	Value ($)
Brazil - 1.8%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	3,714	17,860
Metalurgica Gerdau SA (PN)	11,364	23,154
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	2,393	38,575
sponsored ADR	2,628	44,597
TOTAL BRAZIL		124,186
Korea (South) - 0.3%
Hyundai Motor Co. Ltd. Series 2	217	24,727
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $120,001)		148,913

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $129,292)	129,266	129,292

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $6,504,066)	6,879,872
NET OTHER ASSETS (LIABILITIES) - 0.4%	25,107
NET ASSETS - 100.0%	6,904,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Jun 2024	52,100	1,491	1,491

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $516,523 or 7.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	118,523	1,987,101	1,976,332	5,794	-	-	129,292	0.0%
Total	118,523	1,987,101	1,976,332	5,794	-	-	129,292

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	532,476	76,144	456,332	-
Consumer Discretionary	985,904	329,156	656,748	-
Consumer Staples	309,084	110,534	198,550	-
Energy	297,656	297,656	-	-
Financials	1,789,505	1,069,664	719,841	-
Health Care	232,643	74,475	158,168	-
Industrials	388,935	194,986	193,949	-
Information Technology	1,686,262	109,534	1,576,728	-
Materials	274,451	187,782	86,669	-
Real Estate	129,268	97,320	31,948	-
Utilities	124,396	69,655	54,741	-

Money Market Funds	129,292	129,292	-	-
Total Investments in Securities:	6,879,872	2,746,198	4,133,674	-
Derivative Instruments: Assets
Futures Contracts	1,491	1,491	-	-
Total Assets	1,491	1,491	-	-
Total Derivative Instruments:	1,491	1,491	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,491	0
Total Equity Risk	1,491	0
Total Value of Derivatives	1,491	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series Sustainable Emerging Markets Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,374,774)	$6,750,580
Fidelity Central Funds (cost $129,292)	129,292

Total Investment in Securities (cost $6,504,066)		$6,879,872
Segregated cash with brokers for derivative instruments		14,573
Cash		26,932
Foreign currency held at value (cost $16)		16
Receivable for fund shares sold		768
Dividends receivable		7,632
Distributions receivable from Fidelity Central Funds		1,392
Total assets		6,931,185
Liabilities
Payable for investments purchased on a delayed delivery basis	$614
Payable for fund shares redeemed	13,281
Payable for daily variation margin on futures contracts	1,462
Custody fee payable	10,849
Total liabilities		26,206
Net Assets		$6,904,979
Net Assets consist of:
Paid in capital		$6,599,972
Total accumulated earnings (loss)		305,007
Net Assets		$6,904,979
Net Asset Value, offering price and redemption price per share ($6,904,979 ÷ 648,073 shares)		$10.65
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$52,319
Interest		197
Income from Fidelity Central Funds		5,794
Income before foreign taxes withheld		$58,310
Less foreign taxes withheld		(6,358)
Total income		51,952
Expenses
Custodian fees and expenses	$14,932
Independent trustees' fees and expenses	12
Total expenses before reductions	14,944
Expense reductions	(14,572)
Total expenses after reductions		372
Net Investment income (loss)		51,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(48,745)
Foreign currency transactions	(2,826)
Futures contracts	(6,109)
Total net realized gain (loss)		(57,680)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	598,496
Assets and liabilities in foreign currencies	(125)
Futures contracts	4,450
Total change in net unrealized appreciation (depreciation)		602,821
Net gain (loss)		545,141
Net increase (decrease) in net assets resulting from operations		$596,721
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,580	$69,905
Net realized gain (loss)	(57,680)	(38,471)
Change in net unrealized appreciation (depreciation)	602,821	(225,646)
Net increase (decrease) in net assets resulting from operations	596,721	(194,212)
Distributions to shareholders	(97,501)	-

Share transactions
Proceeds from sales of shares	2,078,322	4,692,849
Reinvestment of distributions	97,501	-
Cost of shares redeemed	(111,235)	(157,466)

Net increase (decrease) in net assets resulting from share transactions	2,064,588	4,535,383
Total increase (decrease) in net assets	2,563,808	4,341,171

Net Assets
Beginning of period	4,341,171	-
End of period	$6,904,979	$4,341,171

Other Information
Shares
Sold	198,042	466,593
Issued in reinvestment of distributions	9,663	-
Redeemed	(10,790)	(15,435)
Net increase (decrease)	196,915	451,158

Financial Highlights
Fidelity® Series Sustainable Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.16
Net realized and unrealized gain (loss)	1.15	(.54)
Total from investment operations	1.25	(.38)
Distributions from net investment income	(.22)	-
Total distributions	(.22)	-
Net asset value, end of period	$10.65	$9.62
Total Return D,E	13.07%	(3.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54% H	.31% H
Expenses net of fee waivers, if any	.01 % H	.01% H
Expenses net of all reductions	.01% H	.01% H
Net investment income (loss)	1.86% H	3.40% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,905	$4,341
Portfolio turnover rate I	47 % H	36% J

AFor the period May 11, 2023 (commencement of operations) through October 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.6
SAP SE (Germany, Software)	1.9
BAE Systems PLC (United Kingdom, Aerospace & Defense)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.6
Linde PLC (United States of America, Chemicals)	1.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.5
Shell PLC ADR (United States of America, Oil, Gas & Consumable Fuels)	1.2
Atlas Copco AB (A Shares) (Sweden, Machinery)	1.1
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.0
17.1

Market Sectors (% of Fund's net assets)

Financials	20.7
Industrials	20.2
Information Technology	14.4
Consumer Discretionary	9.2
Materials	8.2
Health Care	7.7
Energy	5.4
Consumer Staples	3.7
Communication Services	1.8
Real Estate	1.0
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Futures - 6.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 92.6%
	Shares	Value ($)
Australia - 1.9%
APA Group unit	443	2,364
ASX Ltd.	75	3,064
BlueScope Steel Ltd.	278	4,058
Brambles Ltd.	1,811	17,037
Cochlear Ltd.	65	13,560
Commonwealth Bank of Australia	60	4,396
Computershare Ltd.	292	5,130
EBOS Group Ltd.	430	8,861
Fortescue Ltd.	284	4,707
Imdex Ltd.	1,927	2,584
Macquarie Group Ltd.	297	35,562
Mineral Resources Ltd.	183	8,301
Pilbara Minerals Ltd.	2,606	6,635
QBE Insurance Group Ltd.	1,017	11,633
REA Group Ltd.	45	5,158
Transurban Group unit	3,743	30,051
Woodside Energy Group Ltd.	2,544	45,581
TOTAL AUSTRALIA		208,682
Austria - 0.2%
Mondi PLC	381	7,232
OMV AG	206	9,823
Verbund AG	62	4,738
TOTAL AUSTRIA		21,793
Belgium - 1.0%
Azelis Group NV	816	19,716
Fagron NV	143	2,784
KBC Ancora	250	12,099
KBC Group NV	967	72,136
TOTAL BELGIUM		106,735
Brazil - 0.3%
Wheaton Precious Metals Corp.	740	38,552
Canada - 10.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,554	86,130
Andlauer Healthcare Group, Inc.	387	11,725
Aritzia, Inc. (a)	141	3,650
Bank of Montreal	701	62,617
Brookfield Asset Management Ltd. Class A	131	5,004
Brookfield Corp. (Canada) Class A	976	39,149
CAE, Inc. (a)	2,291	44,201
Cameco Corp.	562	25,641
Cameco Corp.	127	5,795
Canadian National Railway Co.	432	52,434
Canadian Natural Resources Ltd.	253	19,172
Canadian Pacific Kansas City Ltd.	1,224	96,024
CCL Industries, Inc. Class B	48	2,451
Computer Modelling Group Ltd.	781	6,229
Constellation Software, Inc.	24	61,790
Definity Financial Corp.	509	16,967
Dollarama, Inc.	201	16,767
Enbridge, Inc.	888	31,575
Franco-Nevada Corp.	269	32,382
Gildan Activewear, Inc.	87	3,016
Intact Financial Corp.	176	28,928
Jamieson Wellness, Inc. (b)	25	475
Metro, Inc.	243	12,430
North West Co., Inc.	224	6,349
Nutrien Ltd.	603	31,796
Parkland Corp.	429	13,216
Pason Systems, Inc.	1,146	13,028
PrairieSky Royalty Ltd.	1,766	33,648
Real Matters, Inc. (a)	413	1,542
Restaurant Brands International, Inc.	169	12,821
Richelieu Hardware Ltd.	419	11,824
Royal Bank of Canada	894	86,494
Shopify, Inc. Class A (a)	628	44,090
Stella-Jones, Inc.	136	7,901
Sun Life Financial, Inc.	1,228	62,700
The Toronto-Dominion Bank	1,800	106,785
Thomson Reuters Corp.	110	16,614
TMX Group Ltd.	708	18,746
Triple Flag Precious Metals Corp.	116	1,871
TOTAL CANADA		1,133,977
China - 0.0%
BOC Hong Kong (Holdings) Ltd.	1,500	4,598
Denmark - 3.2%
A.P. Moller - Maersk A/S Series A	2	2,850
Carlsberg A/S Series B	97	13,048
DSV A/S	193	27,554
Genmab A/S (a)	6	1,666
Novo Nordisk A/S Series B	2,264	290,341
Novonesis (NOVOZYMES) B Series B	27	1,501
ORSTED A/S (a)(b)	111	6,126
Pandora A/S	65	9,947
Svitzer A/S	4	134
Vestas Wind Systems A/S (a)	311	8,384
TOTAL DENMARK		361,551
Finland - 1.0%
Elisa Corp. (A Shares)	192	8,671
Kesko Oyj	262	4,482
Metso Corp.	768	8,749
Neste OYJ	277	6,308
Nokia Corp.	2,645	9,616
Nordea Bank Abp	2,044	23,852
Sampo Oyj (A Shares)	589	23,836
Stora Enso Oyj (R Shares)	571	7,648
UPM-Kymmene Corp.	294	10,329
Wartsila Corp.	608	11,264
TOTAL FINLAND		114,755
France - 9.4%
Accor SA	425	18,737
Air Liquide SA	259	50,655
Airbus Group NV	424	69,772
ALTEN	254	30,007
ARGAN SA	33	2,599
AXA SA	2,133	73,844
BNP Paribas SA	665	47,855
Capgemini SA	286	60,112
Compagnie Generale des Etablissements Michelin SCA Series B	1,186	45,565
Covivio	452	22,604
Covivio rights (a)(c)	452	1,592
Danone SA	321	20,091
Dassault Systemes SA	401	15,740
Edenred SA	638	30,272
Elis SA	181	4,080
EssilorLuxottica SA	188	40,287
Eurazeo SA	141	12,760
Exclusive Networks SA (a)	246	5,251
Gecina SA	63	6,454
Hermes International SCA	1	2,402
Kering SA	14	4,930
L'Oreal SA	92	43,166
Lectra	478	16,324
Legrand SA	206	21,170
LVMH Moet Hennessy Louis Vuitton SE	221	181,537
Publicis Groupe SA	35	3,862
Rexel SA	753	19,632
Societe Generale Series A	339	9,134
Stef SA	39	5,294
Thales SA	86	14,497
Thermador Groupe SA	56	4,781
TotalEnergies SE	2,324	168,719
TOTAL FRANCE		1,053,725
Germany - 6.6%
adidas AG	15	3,624
Allianz SE	141	40,014
Deutsche Borse AG	385	74,225
GEA Group AG	255	10,314
Hannover Reuck SE	229	56,796
Henkel AG & Co. KGaA	302	21,716
Infineon Technologies AG	1,275	44,246
Instone Real Estate Group BV (b)	222	2,054
LEG Immobilien AG	85	7,250
Merck KGaA	276	43,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	129	56,747
Puma AG	149	6,879
Rheinmetall AG	122	67,339
SAP SE	1,165	210,361
Siemens AG	398	74,559
Siemens Healthineers AG (b)	225	12,478
Stabilus Se	66	4,099
TOTAL GERMANY		736,574
Hong Kong - 0.3%
AIA Group Ltd.	1,194	8,745
Hang Lung Properties Ltd.	2,000	2,207
Hong Kong Exchanges and Clearing Ltd.	3	95
MTR Corp. Ltd.	3,297	10,835
Prudential PLC	1,436	12,489
Sino Land Ltd.	4,000	4,277
TOTAL HONG KONG		38,648
India - 0.3%
HDFC Bank Ltd. sponsored ADR	51	2,938
Reliance Industries Ltd. GDR (b)	381	26,937
TOTAL INDIA		29,875
Indonesia - 0.2%
PT Bank Central Asia Tbk	21,589	12,981
PT Bank Rakyat Indonesia (Persero) Tbk	13,700	4,147
TOTAL INDONESIA		17,128
Ireland - 0.8%
AerCap Holdings NV (a)	124	10,477
Bank of Ireland Group PLC	1,378	14,772
Cairn Homes PLC	3,126	5,297
Cairn Homes PLC	1,983	3,348
Kerry Group PLC Class A	215	18,539
Kingspan Group PLC (Ireland)	380	34,004
TOTAL IRELAND		86,437
Israel - 0.3%
Elbit Systems Ltd. (Israel)	14	2,859
Ituran Location & Control Ltd.	143	3,672
NICE Ltd. (a)	11	2,462
NICE Ltd. sponsored ADR (a)	93	20,786
Wix.com Ltd. (a)	68	8,083
TOTAL ISRAEL		37,862
Italy - 2.3%
Assicurazioni Generali SpA	2,134	52,153
Banca Generali SpA	66	2,593
Enel SpA	368	2,419
Eni SpA	1,612	25,891
Industrie de Nora SpA	119	1,605
Intesa Sanpaolo SpA	7,644	28,612
Moncler SpA	196	13,412
Prada SpA	2,571	20,967
Prysmian SpA	124	6,773
Recordati SpA	269	14,368
UniCredit SpA	2,300	84,420
TOTAL ITALY		253,213
Japan - 15.8%
Advantest Corp.	200	6,260
Ajinomoto Co., Inc.	461	17,141
As One Corp.	200	3,295
Asahi Kasei Corp.	3,378	23,552
Astellas Pharma, Inc.	96	921
Azbil Corp.	2,000	55,860
BayCurrent Consulting, Inc.	196	4,172
Bridgestone Corp.	1,362	60,101
Capcom Co. Ltd.	396	6,519
Chugai Pharmaceutical Co. Ltd.	200	6,361
CTS Co. Ltd.	600	2,811
Curves Holdings Co. Ltd.	1,618	7,599
Daiichi Sankyo Kabushiki Kaisha	306	10,299
Daiwa Securities Group, Inc.	4,597	33,784
DENSO Corp.	1,600	27,269
Eisai Co. Ltd.	201	8,255
Elan Corp.	507	2,910
ENEOS Holdings, Inc.	699	3,230
FANUC Corp.	632	18,719
Fast Retailing Co. Ltd.	92	24,055
FUJIFILM Holdings Corp.	2,592	55,138
Fujitsu Ltd.	2,890	44,645
Hankyu Hanshin Holdings, Inc.	747	19,585
Hitachi Ltd.	1,050	96,874
Hoya Corp.	963	111,650
Ibiden Co. Ltd.	557	21,174
Itochu Corp.	1,881	84,861
JFE Holdings, Inc.	378	5,642
KDDI Corp.	946	26,250
Koshidaka Holdings Co. Ltd.	592	3,239
Kubota Corp.	494	7,924
LY Corp.	1,100	2,643
Marubeni Corp.	1,039	18,511
MatsukiyoCocokara & Co.	200	2,836
Minebea Mitsumi, Inc.	298	5,582
Mitsubishi Chemical Holdings Corp.	400	2,334
Mitsubishi Electric Corp.	300	5,229
Mitsubishi Heavy Industries Ltd.	7,640	68,310
Mitsui Chemicals, Inc.	200	5,693
Mizuho Financial Group, Inc.	700	13,530
NEC Corp.	97	7,023
Nippon Yusen KK	100	2,839
Nitto Kohki Co. Ltd.	200	3,091
Nomura Holdings, Inc.	1,897	10,794
Nomura Research Institute Ltd.	439	10,623
OMRON Corp.	362	12,425
Oriental Land Co. Ltd.	278	7,671
ORIX Corp.	1,292	26,441
Pan Pacific International Holdings Ltd.	200	4,697
Persol Holdings Co. Ltd.	7,100	9,822
ProNexus, Inc.	700	5,094
Recruit Holdings Co. Ltd.	1,306	56,246
Renesas Electronics Corp.	3,335	54,146
San-Ai Obbli Co. Ltd.	200	2,624
Seiko Epson Corp.	400	6,580
Sekisui House Ltd.	700	16,086
SG Holdings Co. Ltd.	791	9,259
Shimadzu Corp.	300	8,150
Shin-Etsu Chemical Co. Ltd.	2,123	82,179
Shiseido Co. Ltd.	100	2,677
SoftBank Corp.	2,174	26,222
SoftBank Group Corp.	299	14,705
Softcreate Co. Ltd.	200	2,347
Software Service, Inc.	100	8,560
Sompo Holdings, Inc.	795	15,733
Sony Group Corp.	941	77,775
Sumitomo Metal Mining Co. Ltd.	399	13,330
SWCC Showa Holdings Co. Ltd.	100	2,637
Sysmex Corp.	603	9,642
TDK Corp.	99	4,416
TIS, Inc.	621	13,262
Tokio Marine Holdings, Inc.	2,913	92,069
Tokyo Electron Ltd.	188	41,237
Tokyo Gas Co. Ltd.	97	2,175
Toray Industries, Inc.	4,969	22,712
Toyota Motor Corp.	3,024	68,973
USS Co. Ltd.	928	7,089
YAKUODO Holdings Co. Ltd.	200	3,633
Yamaha Corp.	461	9,715
Yamaha Motor Co. Ltd.	2,724	25,407
Yaskawa Electric Corp.	452	18,624
Yokogawa Electric Corp.	776	17,146
TOTAL JAPAN		1,760,639
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	207	11,474
Netherlands - 5.0%
Akzo Nobel NV	284	18,834
ASM International NV (Netherlands)	57	36,206
ASML Holding NV (Netherlands)	377	335,025
BE Semiconductor Industries NV	110	14,733
IMCD NV	335	50,856
Koninklijke Ahold Delhaize NV	179	5,433
Koninklijke KPN NV	5,237	19,032
TKH Group NV (bearer) (depositary receipt)	70	3,030
Topicus.Com, Inc.	20	1,630
Universal Music Group NV	343	10,140
Wolters Kluwer NV	417	62,637
TOTAL NETHERLANDS		557,556
New Zealand - 0.1%
Meridian Energy Ltd.	696	2,455
Xero Ltd. (a)	53	4,115
TOTAL NEW ZEALAND		6,570
Norway - 0.8%
DNB Bank ASA	615	10,746
Equinor ASA	865	23,016
Gjensidige Forsikring ASA	478	7,689
Kongsberg Gruppen ASA	449	31,770
Norsk Hydro ASA	1,391	8,548
Orkla ASA	939	6,407
TOTAL NORWAY		88,176
Portugal - 0.3%
Galp Energia SGPS SA Class B	1,641	35,376
Singapore - 0.7%
CapitaLand Investment Ltd.	3,533	6,832
City Developments Ltd.	3,928	17,605
Keppel Ltd.	3,396	16,987
STMicroelectronics NV (France)	430	17,022
United Overseas Bank Ltd.	827	18,352
TOTAL SINGAPORE		76,798
South Africa - 0.2%
Anglo American PLC (United Kingdom)	629	20,554
Spain - 1.6%
Amadeus IT Holding SA Class A	894	56,746
Banco Bilbao Vizcaya Argentaria SA	733	7,927
Banco Santander SA (Spain)	15,560	75,938
CaixaBank SA	2,374	12,519
Cellnex Telecom SA (b)	325	10,743
Fluidra SA	124	2,633
Iberdrola SA	244	2,992
Industria de Diseno Textil SA	8	366
Redeia Corp. SA	665	11,107
TOTAL SPAIN		180,971
Sweden - 3.5%
Addlife AB	216	2,011
AddTech AB (B Shares)	1,359	28,708
Alfa Laval AB	57	2,450
ASSA ABLOY AB (B Shares)	858	22,670
Atlas Copco AB (A Shares)	7,250	126,992
Autoliv, Inc.	205	24,557
Bergman & Beving AB (B Shares)	290	5,881
Boliden AB	731	24,417
Dometic Group AB (b)	239	1,724
Epiroc AB (A Shares)	1,787	33,037
EQT AB	298	8,174
Essity AB (B Shares)	138	3,439
Evolution AB (b)	49	5,478
Hemnet Group AB	266	6,976
Indutrade AB	902	21,133
Investor AB (B Shares)	672	16,607
INVISIO AB	471	10,407
John Mattson Fastighetsforetagen AB (a)	377	1,902
Lagercrantz Group AB (B Shares)	501	7,451
Svenska Cellulosa AB SCA (B Shares)	835	12,278
Svenska Handelsbanken AB (A Shares)	972	8,335
Swedbank AB (A Shares)	155	2,987
Tele2 AB (B Shares)	848	7,933
Telia Co. AB	2,656	6,088
Volvo AB (A Shares)	142	3,773
TOTAL SWEDEN		395,408
Switzerland - 3.4%
ABB Ltd. (Reg.)	1,507	73,223
Alcon, Inc. (Switzerland)	609	47,104
Banque Cantonale Vaudoise	12	1,256
Clariant AG (Reg.)	201	3,013
Compagnie Financiere Richemont SA Series A	264	36,492
DSM-Firmenich AG	94	10,603
Givaudan SA	5	21,463
Kuehne & Nagel International AG	84	22,269
Logitech International SA (Reg.)	165	12,934
Novartis AG	76	7,376
Partners Group Holding AG	15	19,410
SGS SA (Reg.)	114	10,053
Sig Group AG	929	18,595
Swiss Life Holding AG	15	10,133
Tecan Group AG	35	12,450
VAT Group AG (b)	20	10,067
Zurich Insurance Group Ltd.	130	62,819
TOTAL SWITZERLAND		379,260
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,823	91,374
United Kingdom - 10.9%
3i Group PLC	1,799	64,274
AstraZeneca PLC (United Kingdom)	712	107,689
Aviva PLC	2,703	15,729
B&M European Value Retail SA	837	5,428
BAE Systems PLC	10,962	182,322
Barratt Developments PLC	4,484	25,477
Beazley PLC	1,610	13,338
Berkeley Group Holdings PLC	143	8,423
Bunzl PLC	70	2,689
Burberry Group PLC	382	5,466
Clarkson PLC	47	2,282
Coca-Cola European Partners PLC	77	5,546
Compass Group PLC	3,272	91,007
Croda International PLC	154	8,871
DCC PLC (United Kingdom)	243	16,655
Diageo PLC	1,755	60,652
Diploma PLC	302	13,691
Flutter Entertainment PLC (a)	122	22,752
Halma PLC	449	12,382
Hill & Smith Holdings PLC	165	3,897
Howden Joinery Group PLC	793	8,680
HSBC Holdings PLC (United Kingdom)	1,880	16,296
Informa PLC	1,601	15,920
InterContinental Hotel Group PLC	97	9,461
InterContinental Hotel Group PLC ADR	595	58,518
Intertek Group PLC	140	8,649
J Sainsbury PLC	3,974	13,080
JD Sports Fashion PLC	2,909	4,202
Kingfisher PLC	4,354	13,412
Legal & General Group PLC	613	1,808
Lloyds Banking Group PLC	23,589	15,224
London Stock Exchange Group PLC	700	77,168
Mears Group PLC	749	3,388
Melrose Industries PLC	360	2,842
National Grid PLC	155	2,033
NatWest Group PLC	1,966	7,420
On The Beach Group PLC (a)(b)	1,107	1,997
Pearson PLC	539	6,540
RELX PLC (London Stock Exchange)	2,246	92,281
Rentokil Initial PLC	859	4,336
Rightmove PLC	1,890	12,162
Sabre Insurance Group PLC (b)	986	1,981
Sage Group PLC	4,871	70,969
Schroders PLC	245	1,080
Segro PLC	991	10,501
Spectris PLC	903	37,574
SSE PLC	426	8,855
St. James's Place PLC	1,035	5,634
Standard Chartered PLC (United Kingdom)	3,628	31,170
Synthomer PLC (a)	22	71
Unilever PLC	64	3,311
TOTAL UNITED KINGDOM		1,215,133
United States of America - 11.3%
CBRE Group, Inc. (a)	266	23,113
CDW Corp.	79	19,107
CRH PLC	1,140	88,831
CRH PLC	888	68,749
CSL Ltd.	17	3,021
CyberArk Software Ltd. (a)	22	5,264
Experian PLC	1,397	56,347
Ferguson PLC	236	50,014
GSK PLC	1,673	34,710
ICON PLC (a)	64	19,064
James Hardie Industries PLC CDI (a)	16	550
Linde PLC	400	176,384
Marsh & McLennan Companies, Inc.	433	86,353
MasterCard, Inc. Class A	91	41,059
Microsoft Corp.	44	17,131
Moody's Corp.	112	41,477
Morningstar, Inc.	41	11,589
MSCI, Inc.	50	23,290
Nestle SA (Reg. S)	629	63,152
PriceSmart, Inc.	42	3,385
ResMed, Inc.	30	6,420
S&P Global, Inc.	182	75,681
Schneider Electric SA	429	97,818
Shell PLC:
ADR	1,658	118,812
(London)	425	15,108
Sherwin-Williams Co.	130	38,949
Swiss Re Ltd.	251	27,256
Thermo Fisher Scientific, Inc.	17	9,668
Visa, Inc. Class A	143	38,411
TOTAL UNITED STATES OF AMERICA		1,260,713
Zambia - 0.1%
First Quantum Minerals Ltd.	1,146	14,551
TOTAL COMMON STOCKS (Cost $9,598,318)		10,338,658

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Germany - 0.0%
Sartorius AG (non-vtg.) (Cost $7,511)	22	6,628

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $779,462)	779,301	779,457

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $10,385,291)	11,124,743
NET OTHER ASSETS (LIABILITIES) - 0.4%	41,554
NET ASSETS - 100.0%	11,166,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6	Jun 2024	680,250	(11,548)	(11,548)

The notional amount of futures purchased as a percentage of Net Assets is 6.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,060 or 0.7% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	246,454	3,554,807	3,021,799	10,676	-	(5)	779,457	0.0%
Total	246,454	3,554,807	3,021,799	10,676	-	(5)	779,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	183,024	67,890	115,134	-
Consumer Discretionary	1,070,621	256,873	813,748	-
Consumer Staples	417,118	203,428	213,690	-
Energy	623,500	339,331	284,169	-
Financials	2,295,639	1,462,633	833,006	-
Health Care	857,977	216,382	641,595	-
Industrials	2,234,816	860,059	1,374,757	-
Information Technology	1,593,592	769,100	824,492	-
Materials	913,203	651,169	262,034	-
Real Estate	110,532	79,611	30,921	-
Utilities	45,264	21,971	23,293	-

Money Market Funds	779,457	779,457	-	-
Total Investments in Securities:	11,124,743	5,707,904	5,416,839	-
Derivative Instruments: Liabilities
Futures Contracts	(11,548)	(11,548)	-	-
Total Liabilities	(11,548)	(11,548)	-	-
Total Derivative Instruments:	(11,548)	(11,548)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(11,548)
Total Equity Risk	0	(11,548)
Total Value of Derivatives	0	(11,548)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,605,829)	$10,345,286
Fidelity Central Funds (cost $779,462)	779,457

Total Investment in Securities (cost $10,385,291)		$11,124,743
Segregated cash with brokers for derivative instruments		21,849
Foreign currency held at value (cost $4,555)		4,552
Receivable for fund shares sold		4,706
Dividends receivable		41,750
Distributions receivable from Fidelity Central Funds		2,303
Total assets		11,199,903
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,592
Payable for fund shares redeemed	16,441
Payable for daily variation margin on futures contracts	9,360
Custody fee payable	6,213
Total liabilities		33,606
Net Assets		$11,166,297
Net Assets consist of:
Paid in capital		$10,411,434
Total accumulated earnings (loss)		754,863
Net Assets		$11,166,297
Net Asset Value, offering price and redemption price per share ($11,166,297 ÷ 1,011,155 shares)		$11.04
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$116,470
Interest		234
Income from Fidelity Central Funds		10,676
Income before foreign taxes withheld		$127,380
Less foreign taxes withheld		(12,967)
Total income		114,413
Expenses
Custodian fees and expenses	$10,832
Independent trustees' fees and expenses	20
Total expenses before reductions	10,852
Expense reductions	(10,627)
Total expenses after reductions		225
Net Investment income (loss)		114,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(64,854)
Foreign currency transactions	3,663
Futures contracts	39,265
Total net realized gain (loss)		(21,926)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,266,379
Fidelity Central Funds	(5)
Assets and liabilities in foreign currencies	(467)
Futures contracts	(11,213)
Total change in net unrealized appreciation (depreciation)		1,254,694
Net gain (loss)		1,232,768
Net increase (decrease) in net assets resulting from operations		$1,346,956
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,188	$73,251
Net realized gain (loss)	(21,926)	(43,017)
Change in net unrealized appreciation (depreciation)	1,254,694	(527,429)
Net increase (decrease) in net assets resulting from operations	1,346,956	(497,195)
Distributions to shareholders	(94,899)	-

Share transactions
Proceeds from sales of shares	3,552,106	7,829,024
Reinvestment of distributions	94,899	-
Cost of shares redeemed	(577,167)	(487,427)

Net increase (decrease) in net assets resulting from share transactions	3,069,838	7,341,597
Total increase (decrease) in net assets	4,321,895	6,844,402

Net Assets
Beginning of period	6,844,402	-
End of period	$11,166,297	$6,844,402

Other Information
Shares
Sold	322,377	782,048
Issued in reinvestment of distributions	9,304	-
Redeemed	(53,419)	(49,155)
Net increase (decrease)	278,262	732,893

Financial Highlights
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.11
Net realized and unrealized gain (loss)	1.69	(.77)
Total from investment operations	1.83	(.66)
Distributions from net investment income	(.13)	-
Total distributions	(.13)	-
Net asset value, end of period	$11.04	$9.34
Total Return D,E	19.66%	(6.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24% H	.29% H
Expenses net of fee waivers, if any	.01 % H	.01% H
Expenses net of all reductions	.01% H	.01% H
Net investment income (loss)	2.54% H	2.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,166	$6,844
Portfolio turnover rate I	37 % H	8% J

AFor the period May 11, 2023 (commencement of operations) through October 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series Sustainable Emerging Markets Fund and Fidelity Series Sustainable Non-U.S. Developed Markets Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, futures transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Sustainable Emerging Markets Fund	6,514,846	683,537	(317,020)	366,517
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10,390,708	1,152,695	(430,208)	722,487

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Sustainable Emerging Markets Fund	(25,100)	(8,347)	(33,447)
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	(32,131)	(11,446)	(43,577)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Emerging Markets Fund	3,283,319	1,238,313
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	4,165,642	1,582,631
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Sustainable Emerging Markets Fund	$13
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Sustainable Emerging Markets Fund	4,195	22,898	(3,516)
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	66,523	35,464	(3,242)

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Sustainable Emerging Markets Fund	.013%	14,572
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	.013%	10,250

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	377
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Sustainable Emerging Markets Fund	.01%
Actual		$ 1,000	$ 1,130.70	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	.01%
Actual		$ 1,000	$ 1,196.60	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Non-U.S. Developed Markets Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9908949.100
SMKC-SANN-0624
Fidelity® International Growth Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	6.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	6.1
Linde PLC (United States of America, Chemicals)	4.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.9
Safran SA (France, Aerospace & Defense)	3.9
SAP SE (Germany, Software)	3.9
Atlas Copco AB (A Shares) (Sweden, Machinery)	3.6
CRH PLC (United States of America, Construction Materials)	3.2
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.7
41.3

Market Sectors (% of Fund's net assets)

Industrials	26.9
Information Technology	22.9
Financials	15.5
Consumer Discretionary	10.4
Materials	9.8
Health Care	7.2
Consumer Staples	2.6
Energy	0.7
Communication Services	0.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
Belgium - 0.4%
Azelis Group NV	886,605	21,421,625
Canada - 3.2%
CAE, Inc. (a)	1,458,511	28,139,362
Canadian Pacific Kansas City Ltd.	1,350,300	105,932,808
Franco-Nevada Corp.	280,680	33,788,029
TOTAL CANADA		167,860,199
Denmark - 6.1%
Novo Nordisk A/S Series B	2,498,600	320,426,237
Finland - 0.5%
Kone OYJ (B Shares)	565,900	27,659,925
France - 13.1%
Airbus Group NV	795,500	130,905,701
Edenred SA	1,325,422	62,888,242
Lectra	336,961	11,507,353
Legrand SA	726,900	74,701,034
LVMH Moet Hennessy Louis Vuitton SE	253,845	208,517,507
Safran SA	950,100	206,012,102
TOTAL FRANCE		694,531,939
Germany - 5.0%
Deutsche Borse AG	301,000	58,030,389
SAP SE	1,132,300	204,456,070
TOTAL GERMANY		262,486,459
Hong Kong - 0.7%
AIA Group Ltd.	5,019,200	36,762,418
India - 1.6%
HDFC Bank Ltd.	1,301,691	23,632,754
Jio Financial Services Ltd.	697,900	3,141,854
Kotak Mahindra Bank Ltd.	1,011,800	19,659,138
Reliance Industries Ltd.	675,000	23,688,638
Reliance Industries Ltd. GDR (b)	198,000	13,998,600
TOTAL INDIA		84,120,984
Israel - 0.7%
NICE Ltd. sponsored ADR (a)(c)	168,950	37,762,015
Italy - 1.4%
Interpump Group SpA	625,126	27,405,884
Prada SpA	5,780,500	47,141,798
TOTAL ITALY		74,547,682
Japan - 9.7%
Azbil Corp.	1,538,503	42,970,390
Hoya Corp.	497,000	57,622,093
Keyence Corp.	354,748	156,007,478
Lasertec Corp.	358,000	77,222,546
Misumi Group, Inc.	1,462,385	23,775,251
OSG Corp. (c)	681,200	8,784,961
Recruit Holdings Co. Ltd.	2,351,600	101,277,203
SHO-BOND Holdings Co. Ltd.	695,400	26,854,190
USS Co. Ltd.	2,048,800	15,651,387
TOTAL JAPAN		510,165,499
Netherlands - 8.4%
Aalberts Industries NV	226,400	10,853,305
ASML Holding NV (Netherlands)	412,200	366,304,594
BE Semiconductor Industries NV	197,566	26,460,726
IMCD NV	257,300	39,060,507
TOTAL NETHERLANDS		442,679,132
Spain - 0.7%
Amadeus IT Holding SA Class A	595,600	37,805,085
Sweden - 7.1%
ASSA ABLOY AB (B Shares) (c)	2,551,210	67,406,584
Atlas Copco AB (A Shares) (c)	10,845,100	189,963,726
Autoliv, Inc.	348,669	41,767,060
Epiroc AB (A Shares)	3,466,017	64,077,568
Lagercrantz Group AB (B Shares)	688,100	10,233,711
TOTAL SWEDEN		373,448,649
Switzerland - 1.7%
Schindler Holding AG:
(participation certificate)	113,078	28,292,565
(Reg.)	18,350	4,481,452
UBS Group AG	2,194,392	57,936,246
TOTAL SWITZERLAND		90,710,263
Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,081,000	145,343,171
United Kingdom - 8.7%
BAE Systems PLC	5,761,700	95,829,841
Compass Group PLC	4,061,400	112,962,672
InterContinental Hotel Group PLC ADR	898,870	88,403,865
London Stock Exchange Group PLC	596,600	65,769,249
Rightmove PLC	2,957,994	19,035,231
Sage Group PLC	2,306,000	33,597,851
Spectris PLC	1,094,157	45,527,889
TOTAL UNITED KINGDOM		461,126,598
United States of America - 24.7%
CRH PLC	2,181,866	168,920,066
Experian PLC	2,585,900	104,299,549
Linde PLC	484,979	213,856,340
Marsh & McLennan Companies, Inc.	564,451	112,568,463
MasterCard, Inc. Class A	227,700	102,738,240
Microsoft Corp.	138,200	53,805,406
Moody's Corp.	241,100	89,286,563
Nestle SA (Reg. S)	1,262,559	126,761,174
Otis Worldwide Corp.	384,900	35,102,880
PriceSmart, Inc.	144,798	11,669,271
S&P Global, Inc.	207,500	86,284,725
Sherwin-Williams Co.	317,700	95,186,097
Visa, Inc. Class A	381,060	102,356,527
TOTAL UNITED STATES OF AMERICA		1,302,835,301
TOTAL COMMON STOCKS (Cost $3,303,216,400)		5,091,693,181

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	14,708,365

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	135,926,214	135,953,399
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	219,295,145	219,317,075
TOTAL MONEY MARKET FUNDS (Cost $355,270,474)		355,270,474

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $3,665,479,789)	5,461,672,020
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(180,195,477)
NET ASSETS - 100.0%	5,281,476,543

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,998,600 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,708,365 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	71,840,035	821,502,635	757,391,206	2,258,594	1,935	-	135,953,399	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	12,775,303	426,567,629	220,025,857	155,960	-	-	219,317,075	0.8%
Total	84,615,338	1,248,070,264	977,417,063	2,414,554	1,935	-	355,270,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	33,743,596	19,035,231	-	14,708,365
Consumer Discretionary	552,249,374	130,170,925	422,078,449	-
Consumer Staples	138,430,445	11,669,271	126,761,174	-
Energy	37,687,238	13,998,600	23,688,638	-
Financials	821,054,808	614,059,006	206,995,802	-
Health Care	378,048,330	-	378,048,330	-
Industrials	1,422,238,023	328,350,313	1,093,887,710	-
Information Technology	1,211,199,200	585,199,545	625,999,655	-
Materials	511,750,532	511,750,532	-	-

Money Market Funds	355,270,474	355,270,474	-	-
Total Investments in Securities:	5,461,672,020	2,569,503,897	2,877,459,758	14,708,365
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $206,964,966) - See accompanying schedule:
Unaffiliated issuers (cost $3,310,209,315)	$5,106,401,546
Fidelity Central Funds (cost $355,270,474)	355,270,474

Total Investment in Securities (cost $3,665,479,789)		$5,461,672,020
Foreign currency held at value (cost $7,196,540)		7,196,548
Receivable for investments sold		22,167,684
Receivable for fund shares sold		8,060,962
Dividends receivable		9,866,750
Reclaims receivable		10,782,525
Distributions receivable from Fidelity Central Funds		558,943
Prepaid expenses		1,636
Other receivables		10,424
Total assets		5,520,317,492
Liabilities
Payable for investments purchased	$11,243,461
Payable for fund shares redeemed	4,025,565
Accrued management fee	3,854,908
Distribution and service plan fees payable	80,094
Other payables and accrued expenses	320,550
Collateral on securities loaned	219,316,371
Total liabilities		238,840,949
Net Assets		$5,281,476,543
Net Assets consist of:
Paid in capital		$3,464,233,132
Total accumulated earnings (loss)		1,817,243,411
Net Assets		$5,281,476,543

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($201,719,654 ÷ 10,390,626 shares)(a)		$19.41
Maximum offering price per share (100/94.25 of $19.41)		$20.59
Class M :
Net Asset Value and redemption price per share ($30,969,083 ÷ 1,609,483 shares)(a)		$19.24
Maximum offering price per share (100/96.50 of $19.24)		$19.94
Class C :
Net Asset Value and offering price per share ($27,400,694 ÷ 1,480,703 shares)(a)		$18.51
International Growth :
Net Asset Value, offering price and redemption price per share ($1,534,181,214 ÷ 78,238,493 shares)		$19.61
Class I :
Net Asset Value, offering price and redemption price per share ($1,707,285,110 ÷ 87,299,308 shares)		$19.56
Class Z :
Net Asset Value, offering price and redemption price per share ($1,779,920,788 ÷ 90,848,211 shares)		$19.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$40,091,292
Foreign Tax Reclaims		3,527,163
Income from Fidelity Central Funds (including $155,960 from security lending)		2,414,554
Income before foreign taxes withheld		$46,033,009
Less foreign taxes withheld		(4,896,837)
Total income		41,136,172
Expenses
Management fee
Basic fee	$17,570,088
Performance adjustment	2,988,285
Transfer agent fees	2,139,569
Distribution and service plan fees	476,378
Accounting fees	490,504
Custodian fees and expenses	145,001
Independent trustees' fees and expenses	12,100
Registration fees	90,849
Audit	43,252
Legal	3,651
Interest	18,414
Miscellaneous	9,393
Total expenses before reductions	23,987,484
Expense reductions	(218,232)
Total expenses after reductions		23,769,252
Net Investment income (loss)		17,366,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $291,052)	101,727,802
Fidelity Central Funds	1,935
Foreign currency transactions	(290,159)
Total net realized gain (loss)		101,439,578
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $19,626)	720,059,582
Assets and liabilities in foreign currencies	(42,547)
Total change in net unrealized appreciation (depreciation)		720,017,035
Net gain (loss)		821,456,613
Net increase (decrease) in net assets resulting from operations		$838,823,533
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,366,920	$23,770,653
Net realized gain (loss)	101,439,578	(81,088,074)
Change in net unrealized appreciation (depreciation)	720,017,035	420,336,910
Net increase (decrease) in net assets resulting from operations	838,823,533	363,019,489
Distributions to shareholders	(24,060,079)	(63,050,595)

Share transactions - net increase (decrease)	126,475,737	265,402,755
Total increase (decrease) in net assets	941,239,191	565,371,649

Net Assets
Beginning of period	4,340,237,352	3,774,865,703
End of period	$5,281,476,543	$4,340,237,352

Financial Highlights
Fidelity Advisor® International Growth Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.19	$14.89	$21.04	$16.06	$15.03	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	- C	(.04)	(.01)	.15 D
Net realized and unrealized gain (loss)	3.22	1.49	(5.80)	5.02	1.16	2.48
Total from investment operations	3.26	1.53	(5.80)	4.98	1.15	2.63
Distributions from net investment income	(.04)	-	(.03)	-	(.12)	(.07)
Distributions from net realized gain	-	(.23)	(.32)	-	-	-
Total distributions	(.04)	(.23)	(.35)	-	(.12)	(.07)
Net asset value, end of period	$19.41	$16.19	$14.89	$21.04	$16.06	$15.03
Total Return E,F,G	20.13%	10.26%	(28.00)%	31.01%	7.66%	21.25%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.25% J	1.21%	1.30%	1.28%	1.30%	1.28%
Expenses net of fee waivers, if any	1.24 % J	1.21%	1.30%	1.28%	1.30%	1.28%
Expenses net of all reductions	1.24% J	1.21%	1.30%	1.28%	1.29%	1.27%
Net investment income (loss)	.41% J	.23%	.02%	(.20)%	(.08)%	1.14% D
Supplemental Data
Net assets, end of period (000 omitted)	$201,720	$171,656	$157,490	$232,527	$174,561	$164,247
Portfolio turnover rate K	35 % J	22%	22%	21%	23%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.04	$14.79	$20.92	$16.01	$14.99	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.02	(.01)	(.04)	(.09)	(.06)	.11 C
Net realized and unrealized gain (loss)	3.18	1.49	(5.77)	5.00	1.15	2.48
Total from investment operations	3.20	1.48	(5.81)	4.91	1.09	2.59
Distributions from net investment income	-	-	-	-	(.07)	(.03)
Distributions from net realized gain	-	(.23)	(.32)	-	-	-
Total distributions	-	(.23)	(.32)	-	(.07)	(.03)
Net asset value, end of period	$19.24	$16.04	$14.79	$20.92	$16.01	$14.99
Total Return D,E,F	19.95%	9.99%	(28.18)%	30.67%	7.27%	20.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.50% I	1.48%	1.57%	1.55%	1.59%	1.58%
Expenses net of fee waivers, if any	1.49 % I	1.48%	1.57%	1.55%	1.59%	1.58%
Expenses net of all reductions	1.49% I	1.47%	1.57%	1.55%	1.58%	1.58%
Net investment income (loss)	.16% I	(.03)%	(.25)%	(.48)%	(.37)%	.83% C
Supplemental Data
Net assets, end of period (000 omitted)	$30,969	$27,016	$26,250	$38,761	$30,353	$28,534
Portfolio turnover rate J	35 % I	22%	22%	21%	23%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.46	$14.33	$20.39	$15.68	$14.68	$12.20
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.09)	(.13)	(.18)	(.13)	.05 C
Net realized and unrealized gain (loss)	3.08	1.45	(5.61)	4.89	1.13	2.43
Total from investment operations	3.05	1.36	(5.74)	4.71	1.00	2.48
Distributions from net realized gain	-	(.23)	(.32)	-	-	-
Total distributions	-	(.23)	(.32)	-	-	-
Net asset value, end of period	$18.51	$15.46	$14.33	$20.39	$15.68	$14.68
Total Return D,E,F	19.73%	9.47%	(28.58)%	30.04%	6.81%	20.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.99% I	1.98%	2.07%	2.05%	2.07%	2.04%
Expenses net of fee waivers, if any	1.98 % I	1.97%	2.06%	2.05%	2.07%	2.04%
Expenses net of all reductions	1.98% I	1.97%	2.06%	2.05%	2.06%	2.03%
Net investment income (loss)	(.33)% I	(.53)%	(.74)%	(.97)%	(.85)%	.38% C
Supplemental Data
Net assets, end of period (000 omitted)	$27,401	$27,270	$33,575	$58,867	$55,013	$57,291
Portfolio turnover rate J	35 % I	22%	22%	21%	23%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Growth Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$15.05	$21.26	$16.20	$15.16	$12.57
Income from Investment Operations
Net investment income (loss) A,B	.07	.09	.05	.02	.03	.19 C
Net realized and unrealized gain (loss)	3.25	1.51	(5.85)	5.06	1.17	2.51
Total from investment operations	3.32	1.60	(5.80)	5.08	1.20	2.70
Distributions from net investment income	(.09)	(.04)	(.09)	(.02)	(.16)	(.11)
Distributions from net realized gain	-	(.23)	(.32)	-	-	-
Total distributions	(.09)	(.27)	(.41)	(.02)	(.16)	(.11)
Net asset value, end of period	$19.61	$16.38	$15.05	$21.26	$16.20	$15.16
Total Return D,E	20.32%	10.59%	(27.79)%	31.38%	7.93%	21.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.93%	1.01%	.99%	1.01%	.99%
Expenses net of fee waivers, if any	.95 % H	.92%	1.01%	.99%	1.01%	.99%
Expenses net of all reductions	.95% H	.92%	1.01%	.99%	1.00%	.99%
Net investment income (loss)	.70% H	.52%	.31%	.09%	.21%	1.42% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,534,181	$1,277,884	$1,194,442	$1,773,433	$1,292,392	$1,040,532
Portfolio turnover rate I	35 % H	22%	22%	21%	23%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .93%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$15.01	$21.20	$16.16	$15.13	$12.55
Income from Investment Operations
Net investment income (loss) A,B	.06	.09	.05	.01	.03	.20 C
Net realized and unrealized gain (loss)	3.25	1.50	(5.83)	5.05	1.16	2.49
Total from investment operations	3.31	1.59	(5.78)	5.06	1.19	2.69
Distributions from net investment income	(.09)	(.03)	(.09)	(.02)	(.16)	(.11)
Distributions from net realized gain	-	(.23)	(.32)	-	-	-
Total distributions	(.09)	(.26)	(.41)	(.02)	(.16)	(.11)
Net asset value, end of period	$19.56	$16.34	$15.01	$21.20	$16.16	$15.13
Total Return D,E	20.30%	10.59%	(27.78)%	31.36%	7.90%	21.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.94%	1.02%	1.00%	1.01%	.97%
Expenses net of fee waivers, if any	.97 % H	.93%	1.02%	1.00%	1.01%	.97%
Expenses net of all reductions	.97% H	.93%	1.02%	1.00%	1.00%	.97%
Net investment income (loss)	.68% H	.51%	.30%	.07%	.21%	1.44% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,707,285	$1,441,605	$1,373,850	$2,035,690	$1,382,837	$953,360
Portfolio turnover rate I	35 % H	22%	22%	21%	23%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .96%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$15.05	$21.25	$16.19	$15.16	$12.57
Income from Investment Operations
Net investment income (loss) A,B	.08	.11	.08	.04	.05	.22 C
Net realized and unrealized gain (loss)	3.25	1.51	(5.85)	5.06	1.16	2.50
Total from investment operations	3.33	1.62	(5.77)	5.10	1.21	2.72
Distributions from net investment income	(.12)	(.06)	(.11)	(.04)	(.18)	(.13)
Distributions from net realized gain	-	(.23)	(.32)	-	-	-
Total distributions	(.12)	(.29)	(.43)	(.04)	(.18)	(.13)
Net asset value, end of period	$19.59	$16.38	$15.05	$21.25	$16.19	$15.16
Total Return D,E	20.36%	10.74%	(27.68)%	31.55%	8.01%	21.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87% H	.80%	.89%	.87%	.88%	.84%
Expenses net of fee waivers, if any	.86 % H	.79%	.89%	.87%	.88%	.84%
Expenses net of all reductions	.86% H	.79%	.89%	.87%	.87%	.84%
Net investment income (loss)	.79% H	.65%	.43%	.20%	.34%	1.57% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,779,921	$1,394,806	$989,259	$1,277,877	$1,350,267	$1,082,899
Portfolio turnover rate I	35 % H	22%	22%	21%	23%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,884,249,483
Gross unrealized depreciation	(93,059,885)
Net unrealized appreciation (depreciation)	$1,791,189,598
Tax cost	$3,670,482,422

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(19,969,920)
Long-term	(59,075,488)
Total capital loss carryforward	$(79,045,408)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	884,728,163	854,883,188
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
International Growth	.84
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.81
Class M	.81
Class C	.81
International Growth	.78
Class I	.81
Class Z	.69

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity International Growth Fund	MSCI EAFE Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .12%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	251,815	3,856
Class M	.25%	.25%	77,796	572
Class C	.75%	.25%	146,767	11,722
			476,378	16,150

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	23,973
Class M	1,294
Class CA	201
25,468
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
International Growth	.1672
Class I	.1771

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	130,920.20
Class M	20,774.20
Class C	19,864.20
International Growth	806,056.17
Class I	962,437.18
Class Z	199,518.04
	2,139,569
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Growth Fund	.0302

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Growth Fund	1,044

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Growth Fund	Borrower	19,849,000	5.57%	18,414

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Growth Fund	47,153,146	24,931,317	5,069,008
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Growth Fund	4,477
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Growth Fund	17,121	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $116. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	72

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $218,044.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Growth Fund
Distributions to shareholders
Class A	$381,200	$2,422,202
Class M	-	405,995
Class C	-	523,121
International Growth	7,052,424	20,712,364
Class I	7,886,338	22,283,776
Class Z	8,740,117	16,703,137
Total	$24,060,079	$63,050,595
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Growth Fund
Class A
Shares sold	783,361	1,715,103	$14,844,494	$29,331,847
Reinvestment of distributions	21,028	147,890	380,608	2,418,006
Shares redeemed	(1,015,601)	(1,838,431)	(19,358,896)	(31,184,405)
Net increase (decrease)	(211,212)	24,562	$(4,133,794)	$565,448
Class M
Shares sold	66,187	132,875	$1,269,544	$2,258,104
Reinvestment of distributions	-	25,006	-	405,854
Shares redeemed	(141,407)	(248,334)	(2,679,591)	(4,205,991)
Net increase (decrease)	(75,220)	(90,453)	$(1,410,047)	$(1,542,033)
Class C
Shares sold	69,479	198,976	$1,271,287	$3,272,412
Reinvestment of distributions	-	33,238	-	522,168
Shares redeemed	(352,580)	(810,575)	(6,409,154)	(13,278,845)
Net increase (decrease)	(283,101)	(578,361)	$(5,137,867)	$(9,484,265)
International Growth
Shares sold	6,920,643	14,951,508	$134,774,744	$259,687,765
Reinvestment of distributions	347,988	1,147,426	6,354,264	18,921,062
Shares redeemed	(7,046,764)	(17,451,945)	(135,489,993)	(300,038,938)
Net increase (decrease)	221,867	(1,353,011)	$5,639,015	$(21,430,111)
Class I
Shares sold	11,346,163	26,254,085	$219,645,367	$452,275,393
Reinvestment of distributions	424,789	1,326,495	7,735,409	21,820,838
Shares redeemed	(12,714,795)	(30,872,229)	(245,815,777)	(525,218,348)
Net increase (decrease)	(943,843)	(3,291,649)	$(18,435,001)	$(51,122,117)
Class Z
Shares sold	25,490,620	46,420,503	$513,364,245	$799,082,627
Reinvestment of distributions	267,865	410,878	4,883,179	6,767,160
Shares redeemed	(20,064,440)	(27,405,076)	(368,293,993)	(457,433,954)
Net increase (decrease)	5,694,045	19,426,305	$149,953,431	$348,415,833
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® International Growth Fund
Class A	1.24%
Actual		$ 1,000	$ 1,201.30	$ 6.79
Hypothetical-B		$ 1,000	$ 1,018.70	$ 6.22
Class M	1.49%
Actual		$ 1,000	$ 1,199.50	$ 8.15
Hypothetical-B		$ 1,000	$ 1,017.45	$ 7.47
Class C	1.98%
Actual		$ 1,000	$ 1,197.30	$ 10.82
Hypothetical-B		$ 1,000	$ 1,015.02	$ 9.92
Fidelity® International Growth Fund **	.95%
Actual		$ 1,000	$ 1,203.20	$ 5.20
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Class I	.97%
Actual		$ 1,000	$ 1,203.00	$ 5.31
Hypothetical-B		$ 1,000	$ 1,020.04	$ 4.87
Class Z	.86%
Actual		$ 1,000	$ 1,203.60	$ 4.71
Hypothetical-B		$ 1,000	$ 1,020.59	$ 4.32

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® International Growth Fund
Fidelity® International Growth Fund	.90%
Actual		$ 4.93
Hypothetical- B		$ 4.52

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Growth Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.912353.114
IGF-SANN-0624
Fidelity® International Discovery Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5
UniCredit SpA (Italy, Banks)	2.4
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
L'Oreal SA (France, Personal Care Products)	1.9
Constellation Software, Inc. (Canada, Software)	1.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.7
23.4

Market Sectors (% of Fund's net assets)

Information Technology	19.0
Financials	19.4
Industrials	18.3
Consumer Discretionary	12.9
Health Care	11.1
Materials	5.2
Consumer Staples	4.0
Energy	3.5
Communication Services	2.2
Real Estate	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($) (000s)
Australia - 2.0%
Aristocrat Leisure Ltd.	1,038,597	26,505
CAR Group Ltd.	2,199,799	47,699
IperionX Ltd. (a)(b)	18,273,999	24,717
National Storage REIT unit	36,790,981	50,732
Steadfast Group Ltd.	6,712,311	24,429
TOTAL AUSTRALIA		174,082
Bailiwick of Jersey - 0.4%
JTC PLC (c)	3,584,663	38,297
Belgium - 1.2%
UCB SA	829,720	110,286
Brazil - 1.3%
MercadoLibre, Inc. (a)	51,523	75,157
Nu Holdings Ltd. (a)	3,709,128	40,281
TOTAL BRAZIL		115,438
Canada - 4.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,149,500	63,710
Cameco Corp.	995,500	45,420
Canadian Natural Resources Ltd.	1,742,939	132,077
Constellation Software, Inc.	63,091	162,432
Constellation Software, Inc. warrants 3/31/40 (a)(d)	50,942	0
Definity Financial Corp.	504,012	16,801
Lumine Group, Inc. (a)	158,038	4,329
TOTAL CANADA		424,769
China - 0.1%
Chervon Holdings Ltd.	4,724,529	11,474
Denmark - 3.6%
Novo Nordisk A/S Series B	2,504,919	321,235
France - 11.7%
Air Liquide SA	700,823	137,066
Airbus Group NV	553,538	91,089
AXA SA	4,000,431	138,495
BNP Paribas SA	1,019,433	73,360
EssilorLuxottica SA	410,239	87,912
Hermes International SCA	37,081	89,078
L'Oreal SA	351,503	164,923
LVMH Moet Hennessy Louis Vuitton SE	228,948	188,066
Safran SA	321,800	69,777
TOTAL FRANCE		1,039,766
Germany - 6.4%
adidas AG	201,700	48,734
Merck KGaA	366,514	58,261
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176,486	77,636
Nexus AG	562,762	31,050
Rheinmetall AG	260,442	143,752
SAP SE	595,100	107,455
Siemens AG	475,952	89,162
Siemens Healthineers AG (c)	333,238	18,481
TOTAL GERMANY		574,531
Hong Kong - 0.3%
AIA Group Ltd.	3,524,126	25,812
Hungary - 0.2%
Richter Gedeon PLC	845,978	21,543
India - 3.1%
Avenue Supermarts Ltd. (a)(c)	505,358	27,878
Computer Age Management Services Private Ltd.	717,700	27,500
Delhivery Private Ltd. (a)	2,843,400	15,282
HDFC Bank Ltd.	7,036,719	127,755
HDFC Bank Ltd. sponsored ADR	32,600	1,878
Larsen & Toubro Ltd.	807,273	34,692
Lenskart Solutions Pvt Ltd. (d)(e)	327,400	9,023
Pine Labs Private Ltd. (a)(d)(e)	8,672	2,836
Sona Blw Precision Forgings Ltd. (c)	2,874,000	21,477
Star Health & Allied Insurance Co. Ltd. (a)	853,800	5,845
TOTAL INDIA		274,166
Ireland - 1.9%
Cairn Homes PLC	25,817,293	43,745
Dalata Hotel Group PLC	11,086,402	49,929
Kingspan Group PLC (Ireland)	809,970	72,480
TOTAL IRELAND		166,154
Israel - 0.3%
NICE Ltd. sponsored ADR (a)	138,600	30,978
Italy - 4.9%
BFF Bank SpA (c)	3,138,320	40,358
Davide Campari Milano NV (f)	3,205,337	32,223
Ferrari NV (f)	142,328	59,166
FinecoBank SpA	1,616,874	24,917
Prysmian SpA	1,010,786	55,208
Recordati SpA	195,159	10,424
UniCredit SpA	5,906,834	216,807
TOTAL ITALY		439,103
Japan - 17.3%
Capcom Co. Ltd.	2,442,502	40,210
Daiichi Sankyo Kabushiki Kaisha	1,761,149	59,276
Disco Corp.	112,200	31,960
Fast Retailing Co. Ltd.	292,980	76,605
Fuji Electric Co. Ltd.	1,100,900	68,480
Hitachi Ltd.	2,274,792	209,874
Hoya Corp.	1,024,243	118,751
Itochu Corp.	2,622,771	118,326
JTOWER, Inc. (a)(f)	550,353	11,241
Keyence Corp.	124,562	54,779
Mitsubishi Heavy Industries Ltd.	5,650,000	50,517
Mitsubishi UFJ Financial Group, Inc.	8,091,699	80,604
ORIX Corp.	4,209,538	86,150
Pan Pacific International Holdings Ltd.	1,963,033	46,104
Renesas Electronics Corp.	7,016,459	113,917
Shin-Etsu Chemical Co. Ltd.	3,260,278	126,202
Sony Group Corp.	1,199,050	99,103
Sumitomo Mitsui Financial Group, Inc.	1,057,613	60,076
TIS, Inc.	940,404	20,084
Tokio Marine Holdings, Inc.	1,712,126	54,114
Visional, Inc. (a)	360,400	16,444
TOTAL JAPAN		1,542,817
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	131,337	15,466
Korea (South) - 2.2%
HD Hyundai Marine Solution Co. Ltd. (g)	22,500	1,354
Samsung Electronics Co. Ltd.	2,819,550	156,291
SK Hynix, Inc.	339,330	41,758
TOTAL KOREA (SOUTH)		199,403
Luxembourg - 0.1%
CVC Capital Partners PLC	287,000	5,207
Netherlands - 7.0%
ASML Holding NV (Netherlands)	345,394	306,937
BE Semiconductor Industries NV	723,294	96,873
IMCD NV	224,001	34,005
ING Groep NV (Certificaten Van Aandelen)	3,178,787	50,257
Topicus.Com, Inc.	101,012	8,232
Universal Music Group NV	965,422	28,539
Wolters Kluwer NV	670,117	100,657
TOTAL NETHERLANDS		625,500
Spain - 1.1%
CaixaBank SA	15,919,377	83,952
Cie Automotive SA	55,844	1,484
Puig Group SL Class B	336,200	8,790
TOTAL SPAIN		94,226
Sweden - 2.6%
ASSA ABLOY AB (B Shares) (f)	1,375,155	36,334
Indutrade AB	2,758,346	64,626
Investor AB (B Shares)	3,467,400	85,691
Kry International AB (a)(d)(e)	4,183	127
Lagercrantz Group AB (B Shares)	2,923,515	43,480
TOTAL SWEDEN		230,258
Switzerland - 0.8%
Partners Group Holding AG	55,482	71,793
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,193,000	219,724
United Kingdom - 11.8%
3i Group PLC	3,278,815	117,144
AstraZeneca PLC (United Kingdom)	996,640	150,741
BAE Systems PLC	8,633,334	143,591
Big Yellow Group PLC	1,838,537	24,811
Cab Payments Holdings Ltd. (f)	3,835,950	6,375
Compass Group PLC	4,958,904	137,926
Diageo PLC	664,480	22,964
Flutter Entertainment PLC (a)	303,195	56,544
Games Workshop Group PLC	401,752	49,749
JD Sports Fashion PLC	11,510,700	16,627
London Stock Exchange Group PLC	942,321	103,882
RELX PLC (London Stock Exchange)	2,197,707	90,297
Sage Group PLC	3,579,473	52,152
Starling Bank Ltd. Series D (a)(d)(e)	6,223,100	23,406
Zegona Communications PLC (a)	20,350,692	58,487
TOTAL UNITED KINGDOM		1,054,696
United States of America - 8.0%
Canva, Inc. Class A (d)(e)	5,900	6,293
CRH PLC	1,132,926	88,280
Globant SA (a)	132,796	23,716
Linde PLC	201,223	88,731
Microsoft Corp.	201,140	78,310
Nestle SA (Reg. S)	353,523	35,494
NVIDIA Corp.	135,751	117,292
Samsonite International SA (c)	9,300,083	32,696
Schneider Electric SA	489,800	111,681
Shell PLC (London)	3,760,399	133,677
TOTAL UNITED STATES OF AMERICA		716,170
TOTAL COMMON STOCKS (Cost $6,060,412)		8,542,894

Preferred Stocks - 0.7%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.5%
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	131,235	30,246
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	727,754	3,588
		33,834
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	87,239	10,713
United States of America - 0.0%
Canva, Inc.:
Series A (d)(e)	931	993
Series A2 (d)(e)	169	180
		1,173
TOTAL CONVERTIBLE PREFERRED STOCKS		45,720
Nonconvertible Preferred Stocks - 0.2%
India - 0.2%
Pine Labs Private Ltd.:
Series 1 (a)(d)(e)	20,726	6,777
Series A (a)(d)(e)	5,179	1,693
Series B (a)(d)(e)	5,635	1,843
Series B2 (a)(d)(e)	4,558	1,490
Series C (a)(d)(e)	8,478	2,772
Series C1 (a)(d)(e)	1,786	584
Series D (a)(d)(e)	1,910	625
		15,784
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	24,162	1,001
TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,785
TOTAL PREFERRED STOCKS (Cost $77,597)		62,505

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	278,064,388	278,120
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	44,727,264	44,732
TOTAL MONEY MARKET FUNDS (Cost $322,852)		322,852

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,460,861)	8,928,251
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,166)
NET ASSETS - 100.0%	8,922,085

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,187,000 or 2.0% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,190,000 or 1.2% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664

ByteDance Ltd. Series E1	11/18/20	14,380

Canva, Inc. Class A	3/18/24	6,293

Canva, Inc. Series A	9/22/23	993

Canva, Inc. Series A2	9/22/23	180

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336

Kry International AB	5/14/21	1,817

Kry International AB Series E	5/14/21	11,046

Lenskart Solutions Pvt Ltd.	4/30/24	9,023

Pine Labs Private Ltd.	6/30/21	3,233

Pine Labs Private Ltd. Series 1	6/30/21	7,728

Pine Labs Private Ltd. Series A	6/30/21	1,931

Pine Labs Private Ltd. Series B	6/30/21	2,101

Pine Labs Private Ltd. Series B2	6/30/21	1,699

Pine Labs Private Ltd. Series C	6/30/21	3,161

Pine Labs Private Ltd. Series C1	6/30/21	666

Pine Labs Private Ltd. Series D	6/30/21	712

Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	264,603	1,289,599	1,276,082	4,860	-	-	278,120	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	31,747	416,913	403,928	313	-	-	44,732	0.2%
Total	296,350	1,706,512	1,680,010	5,173	-	-	322,852

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
IperionX Ltd.	13,105	1,429	41	-	19	10,205	24,717
Zegona Communications PLC	122	36,973	87	-	29	21,450	-
Total	13,227	38,402	128	-	48	31,655	24,717

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	216,422	87,026	99,150	30,246
Consumer Discretionary	1,146,658	490,213	639,956	16,489
Consumer Staples	355,982	260,856	95,126	-
Energy	311,174	177,497	133,677	-
Financials	1,696,788	563,195	1,110,187	23,406
Health Care	991,548	319,476	668,484	3,588
Industrials	1,645,128	470,728	1,174,400	-
Information Technology	1,701,160	924,731	745,968	30,461
Materials	464,996	177,011	287,985	-
Real Estate	75,543	24,811	50,732	-

Money Market Funds	322,852	322,852	-	-
Total Investments in Securities:	8,928,251	3,818,396	5,005,665	104,190

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$101,024
Net Realized Gain (Loss) on Investment Securities	(5,048)
Net Unrealized Gain (Loss) on Investment Securities	7,116
Cost of Purchases	15,316
Proceeds of Sales	(991)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(13,227)
Ending Balance	$104,190
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$1,306

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,241) - See accompanying schedule:
Unaffiliated issuers (cost $6,123,420)	$8,580,682
Fidelity Central Funds (cost $322,852)	322,852
Other affiliated issuers (cost $14,589)	24,717

Total Investment in Securities (cost $6,460,861)		$8,928,251
Foreign currency held at value (cost $7,317)		7,306
Receivable for investments sold		601
Receivable for fund shares sold		3,386
Dividends receivable		30,022
Reclaims receivable		26,844
Distributions receivable from Fidelity Central Funds		1,362
Prepaid expenses		3
Other receivables		3,436
Total assets		9,001,211
Liabilities
Payable for investments purchased
Regular delivery	$17,824
Delayed delivery	1,367
Payable for fund shares redeemed	2,847
Accrued management fee	3,999
Distribution and service plan fees payable	41
Deferred taxes	7,622
Other payables and accrued expenses	694
Collateral on securities loaned	44,732
Total liabilities		79,126
Net Assets		$8,922,085
Net Assets consist of:
Paid in capital		$6,957,989
Total accumulated earnings (loss)		1,964,096
Net Assets		$8,922,085

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($141,249 ÷ 3,002 shares)(a)		$47.05
Maximum offering price per share (100/94.25 of $47.05)		$49.92
Class M :
Net Asset Value and redemption price per share ($17,569 ÷ 377 shares)(a)		$46.60
Maximum offering price per share (100/96.50 of $46.60)		$48.29
Class C :
Net Asset Value and offering price per share ($4,638 ÷ 101 shares)(a)(b)		$46.00
International Discovery :
Net Asset Value, offering price and redemption price per share ($3,857,459 ÷ 81,339 shares)		$47.42
Class K :
Net Asset Value, offering price and redemption price per share ($550,014 ÷ 11,640 shares)		$47.25
Class I :
Net Asset Value, offering price and redemption price per share ($603,538 ÷ 12,776 shares)		$47.24
Class Z :
Net Asset Value, offering price and redemption price per share ($3,747,618 ÷ 79,428 shares)		$47.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$98,353
Income from Fidelity Central Funds (including $313 from security lending)		5,173
Income before foreign taxes withheld		$103,526
Less foreign taxes withheld		(8,683)
Total income		94,843
Expenses
Management fee
Basic fee	$28,437
Performance adjustment	(9,052)
Transfer agent fees	2,692
Distribution and service plan fees	239
Accounting fees	547
Custodian fees and expenses	325
Independent trustees' fees and expenses	20
Registration fees	104
Audit	97
Legal	6
Interest	1
Miscellaneous	16
Total expenses before reductions	23,432
Expense reductions	(371)
Total expenses after reductions		23,061
Net Investment income (loss)		71,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57,991
Redemptions in-kind	9,303
Affiliated issuers	48
Foreign currency transactions	342
Total net realized gain (loss)		67,684
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $476)	1,441,265
Affiliated issuers	31,655
Assets and liabilities in foreign currencies	(220)
Total change in net unrealized appreciation (depreciation)		1,472,700
Net gain (loss)		1,540,384
Net increase (decrease) in net assets resulting from operations		$1,612,166
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,782	$121,221
Net realized gain (loss)	67,684	(92,662)
Change in net unrealized appreciation (depreciation)	1,472,700	524,383
Net increase (decrease) in net assets resulting from operations	1,612,166	552,942
Distributions to shareholders	(157,784)	(30,708)

Share transactions - net increase (decrease)	332,033	(756,854)
Total increase (decrease) in net assets	1,786,415	(234,620)

Net Assets
Beginning of period	7,135,670	7,370,290
End of period	$8,922,085	$7,135,670

Financial Highlights
Fidelity Advisor® International Discovery Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.12	$36.68	$58.79	$45.84	$43.31	$39.99
Income from Investment Operations
Net investment income (loss) A,B	.31	.49	.56 C	.18	.16	.63 D
Net realized and unrealized gain (loss)	8.32	1.95	(16.91)	14.60	3.27	3.93
Total from investment operations	8.63	2.44	(16.35)	14.78	3.43	4.56
Distributions from net investment income	(.70)	-	(1.38)	(.12)	(.62)	(.33)
Distributions from net realized gain	-	-	(4.38)	(1.71)	(.28)	(.91)
Total distributions	(.70)	-	(5.76)	(1.83)	(.90)	(1.24)
Net asset value, end of period	$47.05	$39.12	$36.68	$58.79	$45.84	$43.31
Total Return E,F,G	22.26%	6.65%	(30.57)%	32.86%	8.02%	11.90%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.89% J	1.00%	1.31%	1.32%	1.36%	1.12%
Expenses net of fee waivers, if any	.88 % J	.99%	1.30%	1.32%	1.36%	1.12%
Expenses net of all reductions	.88% J	.99%	1.30%	1.32%	1.36%	1.11%
Net investment income (loss)	1.37% J	1.17%	1.27% C	.32%	.38%	1.57% D
Supplemental Data
Net assets, end of period (in millions)	$141	$122	$131	$206	$173	$185
Portfolio turnover rate K	44 % J,L	49% L	43% L	41% L	34% L	70% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .92%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.71	$36.38	$58.35	$45.53	$43.01	$39.71
Income from Investment Operations
Net investment income (loss) A,B	.25	.38	.45 C	.04	.06	.53 D
Net realized and unrealized gain (loss)	8.24	1.95	(16.81)	14.51	3.24	3.91
Total from investment operations	8.49	2.33	(16.36)	14.55	3.30	4.44
Distributions from net investment income	(.60)	-	(1.23)	(.02)	(.51)	(.22)
Distributions from net realized gain	-	-	(4.38)	(1.71)	(.28)	(.91)
Total distributions	(.60)	-	(5.61)	(1.73)	(.78) E	(1.14) E
Net asset value, end of period	$46.60	$38.71	$36.38	$58.35	$45.53	$43.01
Total Return F,G,H	22.10%	6.40%	(30.76)%	32.53%	7.77%	11.62%
Ratios to Average Net Assets A,I,J
Expenses before reductions	1.14% K	1.24%	1.55%	1.57%	1.61%	1.37%
Expenses net of fee waivers, if any	1.13 % K	1.24%	1.55%	1.57%	1.61%	1.37%
Expenses net of all reductions	1.13% K	1.23%	1.55%	1.57%	1.60%	1.35%
Net investment income (loss)	1.12% K	.93%	1.02% C	.07%	.13%	1.32% D
Supplemental Data
Net assets, end of period (in millions)	$18	$15	$16	$25	$21	$24
Portfolio turnover rate L	44 % K,M	49% M	43% M	41% M	34% M	70% M

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .67%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.06	$35.96	$57.59	$45.18	$42.60	$39.32
Income from Investment Operations
Net investment income (loss) A,B	.14	.16	.21 C	(.27)	(.18)	.31 D
Net realized and unrealized gain (loss)	8.13	1.94	(16.66)	14.38	3.22	3.88
Total from investment operations	8.27	2.10	(16.45)	14.11	3.04	4.19
Distributions from net investment income	(.33)	-	(.80)	-	(.19)	-
Distributions from net realized gain	-	-	(4.38)	(1.70)	(.28)	(.91)
Total distributions	(.33)	-	(5.18)	(1.70)	(.46) E	(.91)
Net asset value, end of period	$46.00	$38.06	$35.96	$57.59	$45.18	$42.60
Total Return F,G,H	21.82%	5.84%	(31.14)%	31.79%	7.19%	11.02%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.64% K	1.77%	2.10%	2.14%	2.16%	1.91%
Expenses net of fee waivers, if any	1.63 % K	1.76%	2.10%	2.13%	2.15%	1.91%
Expenses net of all reductions	1.63% K	1.76%	2.10%	2.13%	2.15%	1.90%
Net investment income (loss)	.63% K	.40%	.48% C	(.50)%	(.41)%	.78% D
Supplemental Data
Net assets, end of period (in millions)	$5	$4	$5	$10	$11	$12
Portfolio turnover rate L	44 % K,M	49% M	43% M	41% M	34% M	70% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .26%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Discovery Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.51	$37.04	$59.31	$46.20	$43.65	$40.32
Income from Investment Operations
Net investment income (loss) A,B	.38	.63	.72 C	.36	.32	.78 D
Net realized and unrealized gain (loss)	8.38	1.98	(17.07)	14.71	3.29	3.95
Total from investment operations	8.76	2.61	(16.35)	15.07	3.61	4.73
Distributions from net investment income	(.85)	(.14)	(1.54)	(.25)	(.78)	(.49)
Distributions from net realized gain	-	-	(4.38)	(1.71)	(.28)	(.91)
Total distributions	(.85)	(.14)	(5.92)	(1.96)	(1.06)	(1.40)
Net asset value, end of period	$47.42	$39.51	$37.04	$59.31	$46.20	$43.65
Total Return E,F	22.42%	7.04%	(30.36)%	33.29%	8.39%	12.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.66%	.98%	.99%	1.02%	.78%
Expenses net of fee waivers, if any	.58 % I	.65%	.97%	.99%	1.02%	.78%
Expenses net of all reductions	.58% I	.65%	.97%	.99%	1.01%	.76%
Net investment income (loss)	1.67% I	1.51%	1.60% C	.65%	.72%	1.92% D
Supplemental Data
Net assets, end of period (in millions)	$3,857	$3,353	$3,386	$5,117	$6,784	$6,726
Portfolio turnover rate J	44 % I,K	49% K	43% K	41% K	34% K	70% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.40%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Discovery Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.39	$36.93	$59.18	$46.10	$43.55	$40.25
Income from Investment Operations
Net investment income (loss) A,B	.40	.68	.78 C	.41	.36	.82 D
Net realized and unrealized gain (loss)	8.35	1.96	(17.02)	14.67	3.29	3.93
Total from investment operations	8.75	2.64	(16.24)	15.08	3.65	4.75
Distributions from net investment income	(.89)	(.18)	(1.62)	(.29)	(.82)	(.54)
Distributions from net realized gain	-	-	(4.38)	(1.71)	(.28)	(.91)
Total distributions	(.89)	(.18)	(6.01) E	(2.00)	(1.10)	(1.45)
Net asset value, end of period	$47.25	$39.39	$36.93	$59.18	$46.10	$43.55
Total Return F,G	22.49%	7.15%	(30.28)%	33.40%	8.52%	12.41%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.50% J	.55%	.87%	.90%	.91%	.66%
Expenses net of fee waivers, if any	.49 % J	.54%	.87%	.90%	.91%	.66%
Expenses net of all reductions	.49% J	.54%	.87%	.90%	.91%	.65%
Net investment income (loss)	1.76% J	1.62%	1.71% C	.74%	.83%	2.03% D
Supplemental Data
Net assets, end of period (in millions)	$550	$476	$603	$1,371	$1,401	$1,566
Portfolio turnover rate K	44 % J,L	49% L	43% L	41% L	34% L	70% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.51%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.35	$36.90	$59.15	$46.08	$43.53	$40.22
Income from Investment Operations
Net investment income (loss) A,B	.37	.63	.69 C	.35	.31	.77 D
Net realized and unrealized gain (loss)	8.36	1.96	(16.99)	14.67	3.28	3.93
Total from investment operations	8.73	2.59	(16.30)	15.02	3.59	4.70
Distributions from net investment income	(.84)	(.14)	(1.57)	(.24)	(.76)	(.48)
Distributions from net realized gain	-	-	(4.38)	(1.71)	(.28)	(.91)
Total distributions	(.84)	(.14)	(5.95)	(1.95)	(1.04)	(1.39)
Net asset value, end of period	$47.24	$39.35	$36.90	$59.15	$46.08	$43.53
Total Return E,F	22.44%	7.01%	(30.37)%	33.26%	8.37%	12.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.67%	.99%	1.02%	1.04%	.80%
Expenses net of fee waivers, if any	.60 % I	.66%	.99%	1.02%	1.04%	.80%
Expenses net of all reductions	.60% I	.66%	.99%	1.02%	1.03%	.79%
Net investment income (loss)	1.65% I	1.50%	1.59% C	.62%	.70%	1.89% D
Supplemental Data
Net assets, end of period (in millions)	$604	$497	$509	$566	$388	$463
Portfolio turnover rate J	44 % I,K	49% K	43% K	41% K	34% K	70% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.33	$36.88	$59.14	$46.07	$43.52	$40.22
Income from Investment Operations
Net investment income (loss) A,B	.40	.67	.76 C	.43	.36	.82 D
Net realized and unrealized gain (loss)	8.35	1.97	(16.99)	14.64	3.29	3.94
Total from investment operations	8.75	2.64	(16.23)	15.07	3.65	4.76
Distributions from net investment income	(.90)	(.19)	(1.65)	(.29)	(.82)	(.54)
Distributions from net realized gain	-	-	(4.38)	(1.71)	(.28)	(.91)
Total distributions	(.90)	(.19)	(6.03)	(2.00)	(1.10)	(1.46) E
Net asset value, end of period	$47.18	$39.33	$36.88	$59.14	$46.07	$43.52
Total Return F,G	22.51%	7.14%	(30.29)%	33.40%	8.53%	12.42%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.50% J	.55%	.87%	.90%	.91%	.66%
Expenses net of fee waivers, if any	.50 % J	.54%	.87%	.90%	.91%	.66%
Expenses net of all reductions	.50% J	.54%	.87%	.90%	.91%	.65%
Net investment income (loss)	1.76% J	1.62%	1.71% C	.74%	.83%	2.03% D
Supplemental Data
Net assets, end of period (in millions)	$3,748	$2,668	$2,720	$3,972	$54	$82
Portfolio turnover rate K	44 % J,L	49% L	43% L	41% L	34% L	70% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.51%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$ 104,190	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.9 - 12.5 / 5.6	Increase
			Enterprise value/Net income multiple (EV/NI)	16.0	Increase
		Market approach	Transaction price	$27.56	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.1% - 4.8% / 4.4%	Increase
			Term	2.0 - 3.0 / 2.8	Increase
			Volatility	60.0% - 75.0% / 63.6%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity International Discovery Fund	$422

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,598,202
Gross unrealized depreciation	(161,708)
Net unrealized appreciation (depreciation)	$2,436,494
Tax cost	$6,491,757

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(533,865)
Total capital loss carryforward	$(533,865)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	2,027,369	1,772,200

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Discovery Fund	873	9,303	36,397

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Discovery Fund	2,746	29,458	115,652
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
International Discovery	.78
Class K	.68
Class I	.80
Class Z	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.81
Class M	.81
Class C	.81
International Discovery	.77
Class K	.68
Class I	.80
Class Z	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity International Discovery Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.22)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	172	1
Class M	.25%	.25%	43	-A
Class C	.75%	.25%	24	2
			239	3
A  In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4
Class M	-B
Class CA	-B
4

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B  In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
International Discovery	.1447
Class I	.1603

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC received an asset-based fee of Class K's and Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	93.21
Class M	12.21
Class C	3.21
International Discovery	1,775.14
Class K	69.04
Class I	292.16
Class Z	448.04
	2,692
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Discovery Fund	.0200

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Discovery Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Discovery Fund	1

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Discovery Fund	Borrower	4,624	5.57%	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Discovery Fund	46,758	75,681	(11,604)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Discovery Fund	8
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Discovery Fund	34	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

Expense reduction
Class M	-A
A In the amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $370.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Discovery Fund
Distributions to shareholders
Class A	$2,140	$ -
Class M	233	-
Class C	37	-
International Discovery	70,858	12,630
Class K	9,876	2,923
Class I	10,534	1,852
Class Z	64,106	13,303
Total	$157,784	$30,708
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Discovery Fund
Class A
Shares sold	67	180	$3,077	$7,469
Reinvestment of distributions	50	-	2,114	-
Shares redeemed	(242)	(617)	(10,877)	(25,738)
Net increase (decrease)	(125)	(437)	$(5,686)	$(18,269)
Class M
Shares sold	5	16	$270	$693
Reinvestment of distributions	6	-	231	-
Shares redeemed	(29)	(64)	(1,282)	(2,637)
Net increase (decrease)	(18)	(48)	$(781)	$(1,944)
Class C
Shares sold	7	14	$291	$581
Reinvestment of distributions	1	-	37	-
Shares redeemed	(22)	(50)	(966)	(2,029)
Net increase (decrease)	(14)	(36)	$(638)	$(1,448)
International Discovery
Shares sold	2,399	4,512	$110,953	$188,209
Reinvestment of distributions	1,539	286	65,254	11,602
Shares redeemed	(7,469)	(11,328)	(339,451)	(472,160)
Net increase (decrease)	(3,531)	(6,530)	$(163,244)	$(272,349)
Class K
Shares sold	1,418	1,401	$65,375	$58,356
Reinvestment of distributions	234	72	9,876	2,923
Shares redeemed	(2,100)	(5,700)	(91,815)	(236,604)
Net increase (decrease)	(448)	(4,227)	$(16,564)	$(175,325)
Class I
Shares sold	1,678	2,991	$75,348	$122,437
Reinvestment of distributions	48	9	2,029	373
Shares redeemed	(1,576)	(4,177)	(70,697)	(170,989)
Net increase (decrease)	150	(1,177)	$6,680	$(48,179)
Class Z
Shares sold	10,302	576	$458,206	$24,069
Reinvestment of distributions	1,513	329	63,826	13,272
Shares redeemed	(215)	(6,831)	(9,766)	(276,681)
Net increase (decrease)	11,600	(5,926)	$512,266	$(239,340)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Discovery Fund	31%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Discovery Fund	44%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® International Discovery Fund
Class A	.88%
Actual		$ 1,000	$ 1,222.60	$ 4.86
Hypothetical-B		$ 1,000	$ 1,020.49	$ 4.42
Class M	1.13%
Actual		$ 1,000	$ 1,221.00	$ 6.24
Hypothetical-B		$ 1,000	$ 1,019.24	$ 5.67
Class C	1.63%
Actual		$ 1,000	$ 1,218.20	$ 8.99
Hypothetical-B		$ 1,000	$ 1,016.76	$ 8.17
Fidelity® International Discovery Fund	.58%
Actual		$ 1,000	$ 1,224.20	$ 3.21
Hypothetical-B		$ 1,000	$ 1,021.98	$ 2.92
Class K	.49%
Actual		$ 1,000	$ 1,224.90	$ 2.71
Hypothetical-B		$ 1,000	$ 1,022.43	$ 2.46
Class I	.60%
Actual		$ 1,000	$ 1,224.40	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.88	$ 3.02
Class Z	.50%
Actual		$ 1,000	$ 1,225.10	$ 2.77
Hypothetical-B		$ 1,000	$ 1,022.38	$ 2.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Discovery Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.807261.119
IGI-SANN-0624
Fidelity® International Value Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Shell PLC ADR (United States of America, Oil, Gas & Consumable Fuels)	4.7
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.3
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.8
BHP Group Ltd. (Australia, Metals & Mining)	2.5
Toyota Motor Corp. (Japan, Automobiles)	2.4
Banco Santander SA (Spain) (Spain, Banks)	2.4
BAE Systems PLC (United Kingdom, Aerospace & Defense)	2.3
Siemens AG (Germany, Industrial Conglomerates)	2.3
AXA SA (France, Insurance)	2.3
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.1
27.1

Market Sectors (% of Fund's net assets)

Financials	31.8
Industrials	17.9
Materials	12.2
Energy	11.6
Consumer Discretionary	8.4
Information Technology	5.8
Health Care	5.0
Communication Services	2.4
Utilities	0.9
Real Estate	0.6
Consumer Staples	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 6.7%
BHP Group Ltd.	974,666	26,731,303
Commonwealth Bank of Australia	67,505	4,946,060
Glencore PLC	3,765,000	21,906,895
Macquarie Group Ltd.	100,807	12,070,481
Woodside Energy Group Ltd.	393,062	7,042,495
TOTAL AUSTRALIA		72,697,234
Belgium - 1.6%
KBC Group NV	130,716	9,751,058
UCB SA	56,900	7,563,134
TOTAL BELGIUM		17,314,192
Finland - 0.8%
Mandatum Holding OY	195,434	907,684
Sampo Oyj (A Shares)	208,834	8,451,141
TOTAL FINLAND		9,358,825
France - 12.0%
Air Liquide SA	65,570	12,824,090
Airbus Group NV	36,600	6,022,814
ALTEN	36,400	4,300,261
AXA SA	708,405	24,524,959
BNP Paribas SA	246,300	17,724,205
Capgemini SA	44,393	9,330,568
TotalEnergies SE	494,105	35,871,391
VINCI SA	94,700	11,096,573
Vivendi SA	820,892	8,380,351
TOTAL FRANCE		130,075,212
Germany - 11.0%
Bayer AG	79,300	2,314,602
Bayerische Motoren Werke AG (BMW)	81,000	8,856,106
Covestro AG (a)(b)	53,400	2,677,319
DHL Group	224,300	9,391,426
Fresenius SE & Co. KGaA	189,300	5,650,526
Hannover Reuck SE	47,100	11,681,614
Infineon Technologies AG	109,600	3,803,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,700	12,185,226
Rheinmetall AG	40,050	22,105,831
RWE AG	265,200	9,238,380
Siemens AG	133,639	25,035,071
Vonovia SE	235,229	6,797,183
TOTAL GERMANY		119,736,735
Hong Kong - 0.7%
Prudential PLC	947,266	8,238,704
India - 0.8%
Reliance Industries Ltd. GDR (b)	118,300	8,363,810
Indonesia - 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	15,789,994	4,779,688
Ireland - 0.7%
Bank of Ireland Group PLC	682,500	7,316,416
Italy - 5.1%
Eni SpA	1,035,400	16,630,275
Mediobanca SpA	825,325	11,758,504
Prysmian SpA	125,200	6,838,336
Ryanair Holdings PLC sponsored ADR	73,000	9,942,600
UniCredit SpA	272,000	9,983,587
TOTAL ITALY		55,153,302
Japan - 24.5%
Daiichi Sankyo Kabushiki Kaisha	54,400	1,830,980
DENSO Corp.	768,600	13,099,344
Eisai Co. Ltd.	72,500	2,977,507
Fast Retailing Co. Ltd.	11,600	3,033,041
FUJIFILM Holdings Corp.	457,900	9,740,672
Fujitsu Ltd.	568,900	8,788,454
Hitachi Ltd.	329,400	30,390,673
Hoya Corp.	26,500	3,072,405
Ibiden Co. Ltd.	94,700	3,599,880
INPEX Corp.	421,300	6,310,991
Itochu Corp.	456,200	20,581,359
LY Corp.	816,100	1,960,790
Minebea Mitsumi, Inc.	199,270	3,732,398
Mitsubishi Heavy Industries Ltd.	1,295,600	11,584,111
Mitsubishi UFJ Financial Group, Inc.	2,275,961	22,671,659
NOF Corp.	217,300	2,915,282
ORIX Corp.	578,700	11,843,336
Renesas Electronics Corp.	645,888	10,486,477
Shin-Etsu Chemical Co. Ltd.	429,300	16,617,748
SoftBank Group Corp.	127,600	6,275,444
Sony Group Corp.	45,800	3,785,433
Sumitomo Mitsui Financial Group, Inc.	329,300	18,705,496
Suzuki Motor Corp.	696,220	8,108,029
TIS, Inc.	136,801	2,921,601
Tokio Marine Holdings, Inc.	465,744	14,720,489
Toyota Motor Corp.	1,144,925	26,114,131
TOTAL JAPAN		265,867,730
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	165,800	9,190,464
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	186,032	4,683,402
Netherlands - 0.4%
Universal Music Group NV	134,638	3,980,093
Singapore - 1.0%
United Overseas Bank Ltd.	503,005	11,162,085
South Africa - 1.1%
Anglo American PLC (United Kingdom)	354,840	11,595,277
Thungela Resources Ltd.	43,581	300,056
TOTAL SOUTH AFRICA		11,895,333
Spain - 3.0%
Banco Santander SA (Spain)	5,283,482	25,785,007
Cellnex Telecom SA (b)	123,100	4,069,033
Unicaja Banco SA (b)	1,861,200	2,437,157
TOTAL SPAIN		32,291,197
Sweden - 1.6%
Investor AB (B Shares)	699,840	17,295,327
Switzerland - 3.4%
Swiss Life Holding AG	11,673	7,885,704
UBS Group AG	536,458	14,403,897
Zurich Insurance Group Ltd.	30,081	14,535,741
TOTAL SWITZERLAND		36,825,342
United Kingdom - 10.5%
AstraZeneca PLC (United Kingdom)	86,812	13,130,224
B&M European Value Retail SA	493,500	3,200,429
BAE Systems PLC	1,517,874	25,245,609
Barratt Developments PLC	1,844,732	10,481,221
Beazley PLC	643,600	5,331,915
Flutter Entertainment PLC (a)	23,300	4,345,341
HSBC Holdings PLC (United Kingdom)	894,800	7,756,085
Imperial Brands PLC	285,239	6,517,756
JD Sports Fashion PLC	2,192,400	3,166,878
Lloyds Banking Group PLC	17,825,354	11,504,189
London Stock Exchange Group PLC	51,300	5,655,318
Rolls-Royce Holdings PLC (a)	1,230,400	6,309,523
Standard Chartered PLC (United Kingdom)	1,308,849	11,245,029
TOTAL UNITED KINGDOM		113,889,517
United States of America - 10.0%
CRH PLC	243,402	18,966,356
Ferguson PLC	37,916	8,035,298
GSK PLC	857,511	17,790,712
Linde PLC	29,314	12,926,301
Shell PLC ADR	705,600	50,563,296
TOTAL UNITED STATES OF AMERICA		108,281,963
TOTAL COMMON STOCKS (Cost $858,340,206)		1,048,396,571

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Germany - 0.7%
Porsche Automobil Holding SE (Germany) (Cost $9,038,824)	139,200	7,092,449

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $26,606,300)	26,600,980	26,606,300

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $893,985,330)	1,082,095,320
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,899,733
NET ASSETS - 100.0%	1,085,995,053

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,547,319 or 1.6% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,765,904	186,779,020	177,938,280	838,007	(344)	-	26,606,300	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,951	2,951	-	-	-	-	0.0%
Total	17,765,904	186,781,971	177,941,231	838,007	(344)	-	26,606,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	24,665,711	12,360,444	12,305,267	-
Consumer Discretionary	91,282,402	30,049,975	61,232,427	-
Consumer Staples	6,517,756	-	6,517,756	-
Energy	125,082,314	59,227,162	65,855,152	-
Financials	347,257,761	174,251,350	173,006,411	-
Health Care	54,330,090	15,528,262	38,801,828	-
Industrials	196,311,622	46,922,065	149,389,557	-
Information Technology	62,161,828	4,300,261	57,861,567	-
Materials	131,843,973	39,253,378	92,590,595	-
Real Estate	6,797,183	-	6,797,183	-
Utilities	9,238,380	-	9,238,380	-

Money Market Funds	26,606,300	26,606,300	-	-
Total Investments in Securities:	1,082,095,320	408,499,197	673,596,123	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $867,379,030)	$1,055,489,020
Fidelity Central Funds (cost $26,606,300)	26,606,300

Total Investment in Securities (cost $893,985,330)		$1,082,095,320
Foreign currency held at value (cost $434,757)		434,757
Receivable for investments sold		1,524,573
Receivable for fund shares sold		3,167,905
Dividends receivable		6,244,913
Reclaims receivable		2,272,438
Distributions receivable from Fidelity Central Funds		170,039
Prepaid expenses		266
Total assets		1,095,910,211
Liabilities
Payable for investments purchased	$7,927,248
Payable for fund shares redeemed	1,166,715
Accrued management fee	757,183
Distribution and service plan fees payable	8,320
Other payables and accrued expenses	55,692
Total liabilities		9,915,158
Net Assets		$1,085,995,053
Net Assets consist of:
Paid in capital		$989,315,307
Total accumulated earnings (loss)		96,679,746
Net Assets		$1,085,995,053

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,282,779 ÷ 1,971,357 shares)(a)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class M :
Net Asset Value and redemption price per share ($4,742,106 ÷ 460,654 shares)(a)		$10.29
Maximum offering price per share (100/96.50 of $10.29)		$10.66
Class C :
Net Asset Value and offering price per share ($2,484,433 ÷ 240,247 shares)(a)		$10.34
International Value :
Net Asset Value, offering price and redemption price per share ($646,632,797 ÷ 62,816,967 shares)		$10.29
Class I :
Net Asset Value, offering price and redemption price per share ($152,826,891 ÷ 14,825,897 shares)		$10.31
Class Z :
Net Asset Value, offering price and redemption price per share ($259,026,047 ÷ 25,135,556 shares)		$10.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$16,269,633
Income from Fidelity Central Funds		838,007
Income before foreign taxes withheld		$17,107,640
Less foreign taxes withheld		(730,312)
Total income		16,377,328
Expenses
Management fee
Basic fee	$3,280,482
Performance adjustment	182,074
Transfer agent fees	431,250
Distribution and service plan fees	48,643
Accounting fees and expenses	130,449
Custodian fees and expenses	33,472
Independent trustees' fees and expenses	2,088
Registration fees	101,944
Audit	33,829
Legal	430
Miscellaneous	1,595
Total expenses before reductions	4,246,256
Expense reductions	(39,026)
Total expenses after reductions		4,207,230
Net Investment income (loss)		12,170,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,949,296)
Fidelity Central Funds	(344)
Foreign currency transactions	7,762
Total net realized gain (loss)		(4,941,878)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	134,467,936
Assets and liabilities in foreign currencies	(66,276)
Total change in net unrealized appreciation (depreciation)		134,401,660
Net gain (loss)		129,459,782
Net increase (decrease) in net assets resulting from operations		$141,629,880
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,170,098	$18,147,329
Net realized gain (loss)	(4,941,878)	(17,312,969)
Change in net unrealized appreciation (depreciation)	134,401,660	104,612,501
Net increase (decrease) in net assets resulting from operations	141,629,880	105,446,861
Distributions to shareholders	(16,926,327)	(11,902,522)

Share transactions - net increase (decrease)	244,107,754	45,467,490
Total increase (decrease) in net assets	368,811,307	139,011,829

Net Assets
Beginning of period	717,183,746	578,171,917
End of period	$1,085,995,053	$717,183,746

Financial Highlights
Fidelity Advisor® International Value Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.85	$7.64	$9.65	$6.87	$8.25	$8.13
Income from Investment Operations
Net investment income (loss) A,B	.12	.20	.24	.25 C	.13	.25
Net realized and unrealized gain (loss)	1.50	1.15	(1.87)	2.66	(1.24)	.08
Total from investment operations	1.62	1.35	(1.63)	2.91	(1.11)	.33
Distributions from net investment income	(.18)	(.14)	(.38)	(.13)	(.24)	(.21)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.18)	(.14)	(.38)	(.13)	(.27)	(.21)
Net asset value, end of period	$10.29	$8.85	$7.64	$9.65	$6.87	$8.25
Total Return D,E,F	18.46%	17.72%	(17.43)%	42.56%	(14.01)%	4.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.21% I	1.33%	1.46%	1.37%	1.30%	1.14%
Expenses net of fee waivers, if any	1.20 % I	1.29%	1.30%	1.33%	1.30%	1.13%
Expenses net of all reductions	1.20% I	1.29%	1.30%	1.33%	1.28%	1.12%
Net investment income (loss)	2.40% I	2.21%	2.85%	2.77% C	1.71%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$20,283	$17,133	$12,080	$10,566	$5,947	$7,806
Portfolio turnover rate J	18 % I	29%	25%	29% K	36%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.73%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.84	$7.63	$9.63	$6.86	$8.24	$8.11
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.22	.23 C	.11	.23
Net realized and unrealized gain (loss)	1.49	1.15	(1.87)	2.65	(1.25)	.08
Total from investment operations	1.60	1.33	(1.65)	2.88	(1.14)	.31
Distributions from net investment income	(.15)	(.12)	(.35)	(.11)	(.21)	(.18)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.15)	(.12)	(.35)	(.11)	(.24)	(.18)
Net asset value, end of period	$10.29	$8.84	$7.63	$9.63	$6.86	$8.24
Total Return D,E,F	18.27%	17.45%	(17.65)%	42.20%	(14.29)%	4.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.46% I	1.59%	1.72%	1.62%	1.57%	1.44%
Expenses net of fee waivers, if any	1.45 % I	1.54%	1.55%	1.58%	1.57%	1.43%
Expenses net of all reductions	1.45% I	1.54%	1.55%	1.58%	1.55%	1.42%
Net investment income (loss)	2.15% I	1.97%	2.60%	2.51% C	1.44%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$4,742	$4,196	$3,498	$4,375	$2,884	$3,756
Portfolio turnover rate J	18 % I	29%	25%	29% K	36%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.85	$7.64	$9.60	$6.85	$8.22	$8.08
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.18	.18 C	.07	.19
Net realized and unrealized gain (loss)	1.51	1.15	(1.87)	2.65	(1.24)	.08
Total from investment operations	1.59	1.28	(1.69)	2.83	(1.17)	.27
Distributions from net investment income	(.10)	(.07)	(.27)	(.08)	(.17)	(.13)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.10)	(.07)	(.27)	(.08)	(.20)	(.13)
Net asset value, end of period	$10.34	$8.85	$7.64	$9.60	$6.85	$8.22
Total Return D,E,F	18.10%	16.74%	(18.01)%	41.45%	(14.67)%	3.53%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.95% I	2.09%	2.23%	2.12%	2.07%	1.93%
Expenses net of fee waivers, if any	1.94 % I	2.05%	2.05%	2.09%	2.07%	1.92%
Expenses net of all reductions	1.94% I	2.05%	2.05%	2.09%	2.05%	1.91%
Net investment income (loss)	1.66% I	1.46%	2.09%	2.00% C	.94%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,484	$2,366	$2,190	$3,177	$2,947	$3,839
Portfolio turnover rate J	18 % I	29%	25%	29% K	36%	47%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Value Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.86	$7.65	$9.66	$6.87	$8.25	$8.14
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.26	.28 C	.15	.28
Net realized and unrealized gain (loss)	1.50	1.15	(1.86)	2.66	(1.23)	.07
Total from investment operations	1.63	1.37	(1.60)	2.94	(1.08)	.35
Distributions from net investment income	(.20)	(.16)	(.41)	(.15)	(.27)	(.24)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.20)	(.16)	(.41)	(.15)	(.30)	(.24)
Net asset value, end of period	$10.29	$8.86	$7.65	$9.66	$6.87	$8.25
Total Return D,E	18.62%	17.96%	(17.20)%	43.08%	(13.70)%	4.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	1.01%	1.13%	1.01%	.94%	.79%
Expenses net of fee waivers, if any	.94 % H	1.01%	1.05%	1.01%	.94%	.78%
Expenses net of all reductions	.94% H	1.01%	1.05%	1.01%	.92%	.78%
Net investment income (loss)	2.66% H	2.50%	3.10%	3.09% C	2.07%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$646,633	$443,836	$367,478	$372,441	$406,661	$442,816
Portfolio turnover rate I	18 % H	29%	25%	29% J	36%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.05%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.87	$7.66	$9.67	$6.88	$8.26	$8.15
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.25	.28 C	.15	.27
Net realized and unrealized gain (loss)	1.51	1.15	(1.86)	2.66	(1.24)	.08
Total from investment operations	1.64	1.37	(1.61)	2.94	(1.09)	.35
Distributions from net investment income	(.20)	(.16)	(.40)	(.15)	(.26)	(.24)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.20)	(.16)	(.40)	(.15)	(.29)	(.24)
Net asset value, end of period	$10.31	$8.87	$7.66	$9.67	$6.88	$8.26
Total Return D,E	18.72%	17.97%	(17.23)%	43.05%	(13.75)%	4.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	1.02%	1.09%	1.07%	.98%	.86%
Expenses net of fee waivers, if any	.96 % H	1.01%	1.04%	1.05%	.98%	.85%
Expenses net of all reductions	.96% H	1.01%	1.04%	1.05%	.97%	.85%
Net investment income (loss)	2.64% H	2.50%	3.10%	3.05% C	2.03%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$152,827	$91,052	$74,751	$6,661	$10,406	$8,495
Portfolio turnover rate I	18 % H	29%	25%	29% J	36%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.01%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.88	$7.66	$9.67	$6.87	$8.25	$8.14
Income from Investment Operations
Net investment income (loss) A,B	.14	.24	.26	.30 C	.16	.29
Net realized and unrealized gain (loss)	1.51	1.15	(1.86)	2.65	(1.23)	.08
Total from investment operations	1.65	1.39	(1.60)	2.95	(1.07)	.37
Distributions from net investment income	(.22)	(.17)	(.41)	(.15)	(.28)	(.26)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.22)	(.17)	(.41)	(.15)	(.31)	(.26)
Net asset value, end of period	$10.31	$8.88	$7.66	$9.67	$6.87	$8.25
Total Return D,E	18.76%	18.20%	(17.13)%	43.35%	(13.58)%	4.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.87%	.94%	.89%	.82%	.67%
Expenses net of fee waivers, if any	.82 % H	.86%	.89%	.89%	.82%	.67%
Expenses net of all reductions	.82% H	.86%	.89%	.89%	.81%	.66%
Net investment income (loss)	2.78% H	2.65%	3.25%	3.21% C	2.19%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$259,026	$158,601	$118,176	$11,946	$2,549	$2,249
Portfolio turnover rate I	18 % H	29%	25%	29% J	36%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$214,383,775
Gross unrealized depreciation	(32,361,237)
Net unrealized appreciation (depreciation)	$182,022,538
Tax cost	$900,072,782

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(32,623,835)
Long-term	(57,020,382)
Total capital loss carryforward	$(89,644,217)

Due to large redemptions in a prior period, approximately $32,806,036 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $5,836,972 of those capital losses per year to offset capital gains.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	308,173,609	79,160,767
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Value	.87
Class I	.87
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
International Value	.83
Class I	.86
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity International Value Fund	MSCI EAFE Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .04%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of .44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	24,280	2,545
Class M	.25%	.25%	11,749	28
Class C	.75%	.25%	12,614	1,657
			48,643	4,230

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,483
Class M	237
Class CA	81
3,801

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
International Value	.1862
Class I	.1887

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	13,318.21
Class M	3,233.21
Class C	1,788.21
International Value	320,255.19
Class I	64,834.19
Class Z	27,822.04
	431,250

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Value Fund	.0464

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Value Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Value Fund	73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Value Fund	19,013,448	2,168,375	44,818
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Value Fund	794
7. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $444. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	9

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $38,573.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Value Fund
Distributions to shareholders
Class A	$348,977	$221,998
Class M	72,953	54,560
Class C	27,673	19,445
International Value	10,313,599	7,434,045
Class I	2,133,490	1,572,298
Class Z	4,029,635	2,600,176
Total	$16,926,327	$11,902,522
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Value Fund
Class A
Shares sold	236,935	623,112	$2,340,307	$5,518,527
Reinvestment of distributions	36,641	26,113	346,659	219,873
Shares redeemed	(239,121)	(293,310)	(2,366,510)	(2,616,908)
Net increase (decrease)	34,455	355,915	$320,456	$3,121,492
Class M
Shares sold	17,949	71,877	$177,124	$625,739
Reinvestment of distributions	7,505	6,304	71,094	53,141
Shares redeemed	(39,620)	(61,576)	(395,105)	(547,185)
Net increase (decrease)	(14,166)	16,605	$(146,887)	$131,695
Class C
Shares sold	15,398	71,043	$151,594	$632,329
Reinvestment of distributions	2,901	2,290	27,673	19,445
Shares redeemed	(45,261)	(92,669)	(446,429)	(826,342)
Net increase (decrease)	(26,962)	(19,336)	$(267,162)	$(174,568)
International Value
Shares sold	17,284,528	14,718,149	$171,132,642	$131,108,890
Reinvestment of distributions	930,687	764,993	8,794,774	6,441,242
Shares redeemed	(5,492,355)	(13,435,468)	(54,083,721)	(119,112,195)
Net increase (decrease)	12,722,860	2,047,674	$125,843,695	$18,437,937
Class I
Shares sold	5,853,386	6,837,587	$59,860,724	$61,109,496
Reinvestment of distributions	221,911	184,152	2,101,443	1,552,405
Shares redeemed	(1,511,653)	(6,517,142)	(14,884,818)	(59,256,457)
Net increase (decrease)	4,563,644	504,597	$47,077,349	$3,405,444
Class Z
Shares sold	10,029,672	10,634,134	$99,065,488	$95,268,462
Reinvestment of distributions	352,743	273,689	3,336,691	2,304,458
Shares redeemed	(3,114,119)	(8,469,262)	(31,121,876)	(77,027,430)
Net increase (decrease)	7,268,296	2,438,561	$71,280,303	$20,545,490

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® International Value Fund
Class A	1.20%
Actual		$ 1,000	$ 1,184.60	$ 6.52
Hypothetical-B		$ 1,000	$ 1,018.90	$ 6.02
Class M	1.45%
Actual		$ 1,000	$ 1,182.70	$ 7.87
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.27
Class C	1.94%
Actual		$ 1,000	$ 1,181.00	$ 10.52
Hypothetical-B		$ 1,000	$ 1,015.22	$ 9.72
Fidelity® International Value Fund	.94%
Actual		$ 1,000	$ 1,186.20	$ 5.11
Hypothetical-B		$ 1,000	$ 1,020.19	$ 4.72
Class I	.96%
Actual		$ 1,000	$ 1,187.20	$ 5.22
Hypothetical-B		$ 1,000	$ 1,020.09	$ 4.82
Class Z	.82%
Actual		$ 1,000	$ 1,187.60	$ 4.46
Hypothetical-B		$ 1,000	$ 1,020.79	$ 4.12

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Value Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.827485.117
FIV-SANN-0624
Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund
Fidelity® International Capital Appreciation Fund
Fidelity® Overseas Fund
Fidelity® Worldwide Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Diversified International Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (depository receipt) (Netherlands, Semiconductors & Semiconductor Equipment)	3.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.3
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
SAP SE (Germany, Software)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.6
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	1.6
Wolters Kluwer NV (Netherlands, Professional Services)	1.5
21.6

Market Sectors (% of Fund's net assets)

Industrials	21.6
Financials	21.2
Information Technology	17.1
Health Care	10.5
Consumer Discretionary	8.6
Materials	7.6
Energy	5.5
Consumer Staples	3.8
Communication Services	0.5
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Diversified International Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 0.6%
Aristocrat Leisure Ltd.	1,485,663	37,914,098
CAR Group Ltd.	548,347	11,890,092
Steadfast Group Ltd.	3,676,102	13,378,885
TOTAL AUSTRALIA		63,183,075
Belgium - 0.4%
UCB SA	311,900	41,457,673
Canada - 6.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,882,086	104,313,487
Cameco Corp.	1,082,500	49,389,333
Canadian Natural Resources Ltd.	1,565,312	118,616,459
Canadian Pacific Kansas City Ltd.	585,385	45,911,746
Constellation Software, Inc.	39,795	102,454,961
Constellation Software, Inc. warrants 3/31/40 (a)(b)	50,399	4
Franco-Nevada Corp.	554,595	66,761,692
Imperial Oil Ltd.	969,000	66,622,489
Ivanhoe Mines Ltd. (a)(c)	5,067,748	68,691,518
Lumine Group, Inc. (a)	150,331	4,117,954
MEG Energy Corp. (a)	1,419,221	32,278,219
Thomson Reuters Corp.	298,065	45,019,907
TOTAL CANADA		704,177,769
China - 1.0%
Chervon Holdings Ltd.	2,961,120	7,191,264
Li Ning Co. Ltd.	4,851,948	12,701,764
NXP Semiconductors NV	338,265	86,660,110
TOTAL CHINA		106,553,138
Denmark - 4.2%
Carlsberg A/S Series B	332,090	44,670,378
DSV A/S	140,422	20,047,943
Novo Nordisk A/S Series B	2,587,061	331,770,680
Pandora A/S	178,290	27,283,429
TOTAL DENMARK		423,772,430
France - 10.0%
Air Liquide SA	501,754	98,132,354
Airbus Group NV	428,913	70,580,964
ALTEN	67,000	7,915,316
AXA SA	2,250,289	77,904,934
BNP Paribas SA	1,003,977	72,248,046
Capgemini SA	522,344	109,786,822
EssilorLuxottica SA	508,631	108,996,450
Legrand SA	457,252	46,990,228
LVMH Moet Hennessy Louis Vuitton SE	264,302	217,107,266
Pernod Ricard SA	378,896	57,418,809
Safran SA	445,547	96,608,856
Sartorius Stedim Biotech	104,147	22,562,573
Thales SA	176,564	29,762,377
TOTAL FRANCE		1,016,014,995
Germany - 7.5%
Allianz SE	494,663	140,377,883
Deutsche Borse AG	296,558	57,174,007
DHL Group	1,094,820	45,840,039
Hannover Reuck SE	291,194	72,221,144
Infineon Technologies AG	1,554,274	53,938,009
Merck KGaA	487,305	77,461,730
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	183,707	80,812,680
Rheinmetall AG	5,569	3,073,842
SAP SE	925,501	167,114,984
Siemens AG	169,626	31,776,644
Siemens Healthineers AG (d)	543,867	30,161,475
TOTAL GERMANY		759,952,437
Greece - 0.2%
Piraeus Financial Holdings SA (a)	4,050,700	16,226,907
Hong Kong - 0.8%
AIA Group Ltd.	11,073,659	81,107,443
India - 2.2%
Axis Bank Ltd.	2,727,500	38,059,878
Fairfax India Holdings Corp. (a)(d)	1,327,199	19,669,089
HDFC Bank Ltd.	5,368,504	97,467,473
Reliance Industries Ltd.	1,948,046	68,365,269
TOTAL INDIA		223,561,709
Indonesia - 1.0%
PT Bank Central Asia Tbk	90,992,124	54,712,163
PT Bank Rakyat Indonesia (Persero) Tbk	143,542,416	43,450,802
TOTAL INDONESIA		98,162,965
Ireland - 0.7%
Kingspan Group PLC (Ireland)	697,873	62,448,970
Smurfit Kappa Group PLC	241,992	10,523,845
TOTAL IRELAND		72,972,815
Italy - 2.1%
FinecoBank SpA	3,437,241	52,969,149
Ryanair Holdings PLC sponsored ADR	237,198	32,306,368
UniCredit SpA	3,392,837	124,531,921
TOTAL ITALY		209,807,438
Japan - 17.3%
BayCurrent Consulting, Inc.	772,838	16,451,531
Capcom Co. Ltd.	1,029,722	16,951,737
Fast Retailing Co. Ltd.	212,354	55,524,002
Fuji Electric Co. Ltd.	851,600	52,972,870
FUJIFILM Holdings Corp.	3,312,096	70,456,522
Fujitsu Ltd.	2,299,170	35,517,931
Hitachi Ltd.	2,538,709	234,223,059
Hoya Corp.	1,101,242	127,677,806
Itochu Corp.	2,462,072	111,075,818
Keyence Corp.	217,123	95,484,151
Komatsu Ltd.	180,000	5,374,107
Marui Group Co. Ltd.	838,812	12,811,908
Minebea Mitsumi, Inc.	1,601,336	29,993,592
Mitsubishi Electric Corp.	3,133,900	54,623,647
Mitsubishi Heavy Industries Ltd.	8,001,100	71,538,772
ORIX Corp.	3,361,175	68,787,846
Persol Holdings Co. Ltd.	8,682,051	12,009,964
Renesas Electronics Corp.	3,951,300	64,152,327
Shin-Etsu Chemical Co. Ltd.	4,153,381	160,772,975
SMC Corp.	92,277	48,479,260
Sony Group Corp.	979,124	80,925,940
Sumitomo Mitsui Financial Group, Inc.	944,622	53,658,132
Suzuki Motor Corp.	3,913,320	45,573,686
Tokio Marine Holdings, Inc.	3,716,430	117,462,957
Tokyo Electron Ltd.	501,762	110,059,446
TOTAL JAPAN		1,752,559,986
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	1,110,670	61,565,577
Luxembourg - 0.1%
CVC Capital Partners PLC	327,200	5,936,193
Netherlands - 6.1%
ASML Holding NV (depository receipt)	424,310	370,197,744
BE Semiconductor Industries NV	323,001	43,260,687
IMCD NV	395,672	60,066,650
Wolters Kluwer NV	986,100	148,120,504
TOTAL NETHERLANDS		621,645,585
Portugal - 0.2%
Galp Energia SGPS SA Class B	1,190,900	25,672,755
Spain - 2.3%
Banco Santander SA (Spain)	19,611,430	95,709,772
CaixaBank SA	13,634,395	71,901,788
Industria de Diseno Textil SA (c)	1,268,902	58,026,280
Puig Group SL Class B	382,600	10,003,613
TOTAL SPAIN		235,641,453
Sweden - 2.9%
Atlas Copco AB (A Shares)	3,716,060	65,090,834
Autoliv, Inc.	235,787	28,244,925
Indutrade AB	4,010,218	93,956,507
Investor AB (B Shares)	4,504,030	111,309,260
Kry International AB (a)(b)(e)	2,651	80,716
TOTAL SWEDEN		298,682,242
Switzerland - 2.9%
Alcon, Inc. (Switzerland)	447,420	34,605,996
Compagnie Financiere Richemont SA Series A	524,016	72,433,175
Galderma Group AG	304,400	22,683,057
Partners Group Holding AG	26,582	34,396,833
Sika AG	261,362	74,861,697
UBS Group AG	2,152,678	56,834,914
TOTAL SWITZERLAND		295,815,672
Taiwan - 2.0%
ECLAT Textile Co. Ltd.	654,000	10,271,834
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,372,475	188,495,717
TOTAL TAIWAN		198,767,551
United Kingdom - 12.5%
3i Group PLC	1,913,153	68,352,081
Ashtead Group PLC	328,500	23,980,077
AstraZeneca PLC (United Kingdom)	1,436,365	217,248,702
B&M European Value Retail SA	7,665,353	49,711,075
BAE Systems PLC	8,434,366	140,282,201
Big Yellow Group PLC	1,182,053	15,951,971
Compass Group PLC	2,857,833	79,486,988
Diageo PLC	2,716,530	93,882,403
Flutter Entertainment PLC (a)	206,922	38,589,988
Games Workshop Group PLC	166,449	20,611,447
InterContinental Hotel Group PLC	322,753	31,479,396
London Stock Exchange Group PLC	1,177,435	129,800,562
RELX PLC (Euronext N.V.)	3,948,688	163,083,342
Rolls-Royce Holdings PLC (a)	7,724,700	39,612,458
RS GROUP PLC	4,248,715	39,127,196
Sage Group PLC	4,360,281	63,528,217
Starling Bank Ltd. Series D (a)(b)(e)	8,636,400	32,482,757
WPP PLC	2,530,502	25,363,637
TOTAL UNITED KINGDOM		1,272,574,498
United States of America - 11.6%
CRH PLC	1,236,843	96,377,204
Experian PLC	1,131,761	45,648,386
Ferguson PLC	598,431	126,821,700
GSK PLC	1,426,600	29,597,555
Holcim AG	473,900	39,669,116
ICON PLC (a)	36,074	10,745,723
Linde PLC	312,614	137,850,269
Marsh & McLennan Companies, Inc.	479,372	95,601,158
Marvell Technology, Inc.	1,095,465	72,202,098
MasterCard, Inc. Class A	171,544	77,400,653
Nestle SA (Reg. S)	819,182	82,246,035
S&P Global, Inc.	147,607	61,379,419
Schlumberger Ltd.	1,444,487	68,584,243
Schneider Electric SA	464,663	105,949,347
Shell PLC (London)	3,461,704	123,058,792
TOTAL UNITED STATES OF AMERICA		1,173,131,698
TOTAL COMMON STOCKS (Cost $6,352,257,334)		9,758,944,004

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(e)	79,275	9,735,184
United States of America - 0.4%
Wasabi Holdings, Inc. Series C (a)(b)(e)	2,976,172	39,166,424
TOTAL CONVERTIBLE PREFERRED STOCKS		48,901,608
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(b)(e)	15,316	634,359
TOTAL PREFERRED STOCKS (Cost $59,932,348)		49,535,967

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	316,547,873	316,611,183
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	85,598,442	85,607,002
TOTAL MONEY MARKET FUNDS (Cost $402,217,228)		402,218,185

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,814,406,910)	10,210,698,156
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(58,820,890)
NET ASSETS - 100.0%	10,151,877,266

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,830,564 or 0.5% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,099,440 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International AB	5/14/21	1,151,345

Kry International AB Series E	5/14/21	7,002,062

Starling Bank Ltd. Series D	6/18/21	15,440,896

Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	345,681,349	1,080,566,181	1,109,635,232	9,975,763	(1,115)	-	316,611,183	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	221,672,979	432,016,269	568,082,246	183,440	-	-	85,607,002	0.3%
Total	567,354,328	1,512,582,450	1,677,717,478	10,159,203	(1,115)	-	402,218,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	54,205,466	-	54,205,466	-
Consumer Discretionary	873,076,557	222,467,144	650,609,413	-
Consumer Staples	392,534,725	161,732,296	230,802,429	-
Energy	552,587,559	361,163,498	191,424,061	-
Financials	2,136,138,637	842,145,198	1,261,510,682	32,482,757
Health Care	1,054,969,420	318,513,202	736,456,218	-
Industrials	2,218,849,706	893,727,129	1,325,122,577	-
Information Technology	1,756,525,260	938,832,804	768,075,769	49,616,687
Materials	753,640,670	455,066,225	298,574,445	-
Real Estate	15,951,971	15,951,971	-	-

Money Market Funds	402,218,185	402,218,185	-	-
Total Investments in Securities:	10,210,698,156	4,611,817,652	5,516,781,060	82,099,444
Fidelity® Diversified International Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,844,123) - See accompanying schedule:
Unaffiliated issuers (cost $6,412,189,682)	$9,808,479,971
Fidelity Central Funds (cost $402,217,228)	402,218,185

Total Investment in Securities (cost $6,814,406,910)		$10,210,698,156
Foreign currency held at value (cost $15,924,578)		15,921,779
Receivable for investments sold		5,651,579
Receivable for fund shares sold		2,010,594
Dividends receivable		28,047,677
Reclaims receivable		33,469,379
Distributions receivable from Fidelity Central Funds		1,490,119
Prepaid expenses		3,339
Other receivables		1,434,141
Total assets		10,298,726,763
Liabilities
Payable for investments purchased	$44,239,400
Payable for fund shares redeemed	2,535,534
Accrued management fee	5,285,488
Other payables and accrued expenses	9,182,073
Collateral on securities loaned	85,607,002
Total liabilities		146,849,497
Net Assets		$10,151,877,266
Net Assets consist of:
Paid in capital		$6,632,558,445
Total accumulated earnings (loss)		3,519,318,821
Net Assets		$10,151,877,266

Net Asset Value and Maximum Offering Price
Diversified International :
Net Asset Value, offering price and redemption price per share ($9,030,414,822 ÷ 211,257,810 shares)		$42.75
Class K :
Net Asset Value, offering price and redemption price per share ($1,121,462,444 ÷ 26,291,961 shares)		$42.65
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$100,277,918
Income from Fidelity Central Funds (including $183,440 from security lending)		10,159,203
Income before foreign taxes withheld		$110,437,121
Less foreign taxes withheld		(9,832,973)
Total income		100,604,148
Expenses
Management fee
Basic fee	$33,453,443
Performance adjustment	(9,554,268)
Transfer agent fees	4,358,521
Accounting fees	553,373
Custodian fees and expenses	356,421
Independent trustees' fees and expenses	23,840
Registration fees	53,683
Audit	45,977
Legal	6,557
Miscellaneous	18,860
Total expenses before reductions	29,316,407
Expense reductions	(431,052)
Total expenses after reductions		28,885,355
Net Investment income (loss)		71,718,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,532,934)	119,087,056
Redemptions in-kind	36,182,254
Fidelity Central Funds	(1,115)
Foreign currency transactions	(411,605)
Total net realized gain (loss)		154,856,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,681,623)	1,355,185,908
Assets and liabilities in foreign currencies	(155,772)
Total change in net unrealized appreciation (depreciation)		1,355,030,136
Net gain (loss)		1,509,886,726
Net increase (decrease) in net assets resulting from operations		$1,581,605,519
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,718,793	$137,662,353
Net realized gain (loss)	154,856,590	414,150,038
Change in net unrealized appreciation (depreciation)	1,355,030,136	527,960,774
Net increase (decrease) in net assets resulting from operations	1,581,605,519	1,079,773,165
Distributions to shareholders	(399,892,110)	(123,021,576)

Share transactions - net increase (decrease)	499,914,546	(1,113,876,746)

Total increase (decrease) in net assets	1,681,627,955	(157,125,157)

Net Assets
Beginning of period	8,470,249,311	8,627,374,468
End of period	$10,151,877,266	$8,470,249,311

Financial Highlights
Fidelity® Diversified International Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.63	$33.99	$53.38	$41.61	$38.67	$35.72
Income from Investment Operations
Net investment income (loss) A,B	.30	.57	.33	.16	.10	.50
Net realized and unrealized gain (loss)	6.58	3.56	(14.58)	12.07	3.37	4.77
Total from investment operations	6.88	4.13	(14.25)	12.23	3.47	5.27
Distributions from net investment income	(.70)	(.14)	(.57)	(.02)	(.53)	(.43)
Distributions from net realized gain	(1.06)	(.35)	(4.57)	(.45)	-	(1.89)
Total distributions	(1.76)	(.49)	(5.14)	(.46) C	(.53)	(2.32)
Net asset value, end of period	$42.75	$37.63	$33.99	$53.38	$41.61	$38.67
Total Return D,E	18.69%	12.15%	(29.36)%	29.58%	9.07%	16.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.65%	.99%	1.01%	1.05%	.75%
Expenses net of fee waivers, if any	.61 % H	.65%	.99%	1.01%	1.05%	.75%
Expenses net of all reductions	.61% H	.65%	.99%	1.01%	1.04%	.75%
Net investment income (loss)	1.46% H	1.45%	.80%	.32%	.26%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$9,030,415	$7,407,098	$7,230,515	$11,529,722	$9,419,192	$8,734,682
Portfolio turnover rate I,J	41 % H	22%	20%	29%	29%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Diversified International Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.57	$33.94	$53.32	$41.56	$38.61	$35.68
Income from Investment Operations
Net investment income (loss) A,B	.33	.61	.38	.21	.15	.55
Net realized and unrealized gain (loss)	6.55	3.56	(14.58)	12.06	3.37	4.74
Total from investment operations	6.88	4.17	(14.20)	12.27	3.52	5.29
Distributions from net investment income	(.75)	(.19)	(.62)	(.06)	(.57)	(.47)
Distributions from net realized gain	(1.06)	(.35)	(4.57)	(.45)	-	(1.89)
Total distributions	(1.80) C	(.54)	(5.18) C	(.51)	(.57)	(2.36)
Net asset value, end of period	$42.65	$37.57	$33.94	$53.32	$41.56	$38.61
Total Return D,E	18.74%	12.29%	(29.31)%	29.71%	9.22%	16.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.54%	.88%	.91%	.94%	.63%
Expenses net of fee waivers, if any	.49 % H	.54%	.88%	.91%	.94%	.63%
Expenses net of all reductions	.49% H	.54%	.88%	.91%	.93%	.63%
Net investment income (loss)	1.57% H	1.56%	.91%	.42%	.38%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,121,462	$1,063,151	$1,396,859	$3,306,774	$3,761,267	$4,246,651
Portfolio turnover rate I,J	41 % H	22%	20%	29%	29%	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Diversified International Fund	$1,268,566

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,523,269,460
Gross unrealized depreciation	(170,060,606)
Net unrealized appreciation (depreciation)	$3,353,208,854
Tax cost	$6,857,489,302
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	2,166,249,205	1,905,158,313

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International Fund	2,269,957	36,182,254	92,279,701

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International Fund	9,154,362	127,948,104	353,583,024

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.
Maximum Management Fee Rate %
Diversified International	0.79
Class K	0.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Diversified International	.77
Class K	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Diversified International Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Diversified International. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.20)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA (UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Diversified International Fund	0.1519

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Diversified International	4,201,848.15
Class K	156,673.04
	4,358,521
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Diversified International Fund	0.0173

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Diversified International Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Diversified International Fund	1,085

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Diversified International Fund	25,506,349	63,885,941	(3,211,670)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Diversified International Fund	8,828
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Diversified International Fund	20,045	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $220.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $430,832.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Diversified International Fund
Distributions to shareholders
Diversified International	$350,399,026	$101,421,493
Class K	49,493,084	21,600,083
Total	$ 399,892,110	$ 123,021,576

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Diversified International Fund
Diversified International
Shares sold	16,470,490	9,925,175	$686,700,616	$388,397,522
Reinvestment of distributions	7,644,991	2,350,798	300,983,288	87,708,207
Shares redeemed	(9,694,985)	(28,189,272)	(403,389,050)	(1,089,796,435)
Net increase (decrease)	14,420,496	(15,913,299)	$584,294,854	$(613,690,706)
Class K
Shares sold	2,488,083	5,103,356	$104,086,616	$201,187,282
Reinvestment of distributions	1,259,505	580,051	49,460,747	21,589,508
Shares redeemed	(5,750,550)	(18,542,037)	(237,927,671)	(722,962,830)
Net increase (decrease)	(2,002,962)	(12,858,630)	$(84,380,308)	$(500,186,040)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Diversified International Fund	30%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® International Capital Appreciation Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Schneider Electric SA (United States of America, Electrical Equipment)	2.0
SAP SE (Germany, Software)	2.0
L'Oreal SA (France, Personal Care Products)	1.9
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.8
ASM International NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.8
ICICI Bank Ltd. (India, Banks)	1.8
23.6

Market Sectors (% of Fund's net assets)

Information Technology	25.7
Industrials	24.8
Financials	21.8
Consumer Discretionary	10.1
Health Care	6.2
Materials	4.9
Consumer Staples	3.4
Communication Services	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Capital Appreciation Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	53,093	77,446,759
Canada - 10.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,468,323	81,380,921
Brookfield Asset Management Ltd. Class A (b)	1,830,160	69,893,810
Canadian National Railway Co.	664,304	80,629,467
Canadian Pacific Kansas City Ltd.	1,030,055	80,809,167
CGI, Inc. Class A (sub. vtg.) (a)	706,110	71,547,077
Constellation Software, Inc.	35,868	92,344,630
Constellation Software, Inc. warrants 3/31/40 (a)(c)	38,399	3
Thomson Reuters Corp.	517,614	78,180,713
TOTAL CANADA		554,785,788
Denmark - 3.1%
DSV A/S	16,986	2,425,078
Novo Nordisk A/S Series B	1,277,360	163,811,598
TOTAL DENMARK		166,236,676
France - 13.7%
Air Liquide SA	473,651	92,636,008
Capgemini SA	370,028	77,772,881
Dassault Systemes SA	1,882,745	73,901,363
EssilorLuxottica SA	389,858	83,544,137
Hermes International SCA	37,492	90,065,802
L'Oreal SA	212,414	99,663,477
LVMH Moet Hennessy Louis Vuitton SE	151,723	124,630,785
Safran SA	418,098	90,657,034
TOTAL FRANCE		732,871,487
Germany - 2.0%
SAP SE	588,087	106,189,134
India - 9.8%
Axis Bank Ltd.	6,500,806	90,713,064
Bharti Airtel Ltd.	5,510,721	87,202,672
HCL Technologies Ltd.	4,610,867	75,204,861
HDFC Bank Ltd.	5,171,864	93,897,390
ICICI Bank Ltd.	6,933,303	95,506,454
Larsen & Toubro Ltd.	1,900,999	81,692,949
TOTAL INDIA		524,217,390
Indonesia - 1.4%
PT Bank Central Asia Tbk	129,025,015	77,580,755
Ireland - 1.5%
Kingspan Group PLC (Ireland)	915,049	81,882,904
Italy - 1.7%
Ferrari NV (Italy)	226,955	93,782,309
Japan - 8.1%
Hoya Corp.	698,060	80,932,955
Keyence Corp.	208,558	91,717,522
OBIC Co. Ltd.	562,337	72,241,492
Shin-Etsu Chemical Co. Ltd.	2,346,684	90,837,650
Tokyo Electron Ltd.	443,578	97,297,023
TOTAL JAPAN		433,026,642
Netherlands - 6.5%
ASM International NV (Netherlands)	152,555	96,902,546
ASML Holding NV (Netherlands)	184,358	163,831,109
Wolters Kluwer NV	564,240	84,753,588
TOTAL NETHERLANDS		345,487,243
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	2,615,263	69,098,955
Atlas Copco AB (A Shares)	5,000,815	87,594,716
TOTAL SWEDEN		156,693,671
Switzerland - 2.9%
Partners Group Holding AG	55,572	71,909,594
UBS Group AG	3,183,658	84,054,805
TOTAL SWITZERLAND		155,964,399
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,460,615	202,218,817
United Kingdom - 12.3%
3i Group PLC	2,249,819	80,380,300
Ashtead Group PLC	1,248,223	91,118,670
BAE Systems PLC	4,969,799	82,658,772
Compass Group PLC	3,016,153	83,890,457
InterContinental Hotel Group PLC	766,774	74,786,546
London Stock Exchange Group PLC	711,841	78,473,429
RELX PLC (London Stock Exchange)	2,242,868	92,152,450
Sage Group PLC	4,975,670	72,494,283
TOTAL UNITED KINGDOM		655,954,907
United States of America - 17.0%
Arthur J. Gallagher & Co.	287,631	67,504,119
Experian PLC	1,935,507	78,066,633
Linde PLC	182,107	80,301,903
Marsh & McLennan Companies, Inc.	378,462	75,476,677
MasterCard, Inc. Class A	145,840	65,803,008
Moody's Corp.	201,430	74,595,572
NVIDIA Corp.	85,983	74,291,032
S&P Global, Inc.	183,497	76,303,558
Schneider Electric SA	471,983	107,618,405
Uber Technologies, Inc. (a)	1,033,379	68,482,026
Visa, Inc. Class A	246,952	66,333,777
Waste Connections, Inc. (Canada)	455,598	73,867,340
TOTAL UNITED STATES OF AMERICA		908,644,050
TOTAL COMMON STOCKS (Cost $3,738,802,511)		5,272,982,931

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	78,031,100	78,046,706
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	74,569,118	74,576,575
TOTAL MONEY MARKET FUNDS (Cost $152,623,281)		152,623,281

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,891,425,792)	5,425,606,212
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(73,887,306)
NET ASSETS - 100.0%	5,351,718,906

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	69,951,135	853,610,909	845,515,509	2,249,282	171	-	78,046,706	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	12,706,225	440,825,062	378,954,712	22,510	-	-	74,576,575	0.3%
Total	82,657,360	1,294,435,971	1,224,470,221	2,271,792	171	-	152,623,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	87,202,672	-	87,202,672	-
Consumer Discretionary	544,602,658	261,294,870	283,307,788	-
Consumer Staples	181,044,398	181,044,398	-	-
Financials	1,168,426,312	651,874,920	516,551,392	-
Health Care	328,288,690	83,544,137	244,744,553	-
Industrials	1,331,688,867	642,148,953	689,539,914	-
Information Technology	1,367,953,773	571,410,677	796,543,093	3
Materials	263,775,561	80,301,903	183,473,658	-

Money Market Funds	152,623,281	152,623,281	-	-
Total Investments in Securities:	5,425,606,212	2,624,243,139	2,801,363,070	3
Fidelity® International Capital Appreciation Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,891,519) - See accompanying schedule:
Unaffiliated issuers (cost $3,738,802,511)	$5,272,982,931
Fidelity Central Funds (cost $152,623,281)	152,623,281

Total Investment in Securities (cost $3,891,425,792)		$5,425,606,212
Foreign currency held at value (cost $1,511,079)		1,507,487
Receivable for investments sold		7,283,593
Receivable for fund shares sold		2,683,562
Dividends receivable		9,025,080
Reclaims receivable		5,945,740
Distributions receivable from Fidelity Central Funds		463,124
Prepaid expenses		1,555
Other receivables		1,865,927
Total assets		5,454,382,280
Liabilities
Payable for investments purchased	$7,249,078
Payable for fund shares redeemed	2,137,593
Accrued management fee	3,863,658
Other payables and accrued expenses	14,836,470
Collateral on securities loaned	74,576,575
Total liabilities		102,663,374
Net Assets		$5,351,718,906
Net Assets consist of:
Paid in capital		$4,003,006,831
Total accumulated earnings (loss)		1,348,712,075
Net Assets		$5,351,718,906
Net Asset Value, offering price and redemption price per share ($5,351,718,906 ÷ 195,383,744 shares)		$27.39
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$29,501,752
Income from Fidelity Central Funds (including $22,510 from security lending)		2,271,792
Income before foreign taxes withheld		$31,773,544
Less foreign taxes withheld		(2,742,803)
Total income		29,030,741
Expenses
Management fee
Basic fee	$18,208,680
Performance adjustment	1,819,003
Transfer agent fees	2,566,421
Accounting fees	533,496
Custodian fees and expenses	235,277
Independent trustees' fees and expenses	12,186
Registration fees	44,060
Audit	54,483
Legal	3,117
Miscellaneous	9,276
Total expenses before reductions	23,485,999
Expense reductions	(228,478)
Total expenses after reductions		23,257,521
Net Investment income (loss)		5,773,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,699,958)	170,247,991
Fidelity Central Funds	171
Foreign currency transactions	256,812
Total net realized gain (loss)		170,504,974
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $7,219,368)	740,901,858
Assets and liabilities in foreign currencies	(136,593)
Total change in net unrealized appreciation (depreciation)		740,765,265
Net gain (loss)		911,270,239
Net increase (decrease) in net assets resulting from operations		$917,043,459
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,773,220	$20,593,650
Net realized gain (loss)	170,504,974	80,207,386
Change in net unrealized appreciation (depreciation)	740,765,265	499,536,098
Net increase (decrease) in net assets resulting from operations	917,043,459	600,337,134
Distributions to shareholders	(18,874,608)	(1,939,358)

Share transactions
Proceeds from sales of shares	554,669,569	435,752,549
Reinvestment of distributions	15,731,033	1,625,726
Cost of shares redeemed	(269,166,274)	(706,723,757)

Net increase (decrease) in net assets resulting from share transactions	301,234,328	(269,345,482)
Total increase (decrease) in net assets	1,199,403,179	329,052,294

Net Assets
Beginning of period	4,152,315,727	3,823,263,433
End of period	$5,351,718,906	$4,152,315,727

Other Information
Shares
Sold	21,089,761	18,847,487
Issued in reinvestment of distributions	621,044	72,968
Redeemed	(10,042,455)	(31,187,640)
Net increase (decrease)	11,668,350	(12,267,185)

Financial Highlights
Fidelity® International Capital Appreciation Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.60	$19.51	$30.93	$24.57	$22.41	$18.84
Income from Investment Operations
Net investment income (loss) A,B	.03	.11	.02	(.02)	.06	.17 C
Net realized and unrealized gain (loss)	4.86	2.99	(8.86)	6.74	2.86	3.93
Total from investment operations	4.89	3.10	(8.84)	6.72	2.92	4.10
Distributions from net investment income	(.10)	(.01)	-	(.05)	(.13)	(.08)
Distributions from net realized gain	-	-	(2.58)	(.31)	(.62)	(.45)
Total distributions	(.10)	(.01)	(2.58)	(.36)	(.76) D	(.53)
Net asset value, end of period	$27.39	$22.60	$19.51	$30.93	$24.57	$22.41
Total Return E,F	21.67%	15.89%	(30.97)%	27.56%	13.35%	22.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.80%	.99%	1.00%	1.03%	1.01%
Expenses net of fee waivers, if any	.91 % I	.79%	.98%	1.00%	1.03%	1.01%
Expenses net of all reductions	.91% I	.79%	.98%	1.00%	.99%	1.00%
Net investment income (loss)	.22% I	.48%	.10%	(.08)%	.25%	.81% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,351,719	$4,152,316	$3,823,263	$5,851,757	$4,514,343	$3,480,765
Portfolio turnover rate J	51 % I	79%	112% K	141%	135%	131% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,578,310,194
Gross unrealized depreciation	(51,217,504)
Net unrealized appreciation (depreciation)	$1,527,092,690
Tax cost	$3,898,513,522

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(333,784,644)
Long-term	(-)
Total capital loss carryforward	$(333,784,644)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation Fund	1,568,798,448	1,282,693,867
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity International Capital Appreciation Fund	0.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity International Capital Appreciation Fund	.86
Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged 0.22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was 0.67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .07%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA (UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1559%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Capital Appreciation Fund	.0322

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Capital Appreciation Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Capital Appreciation Fund	1,431

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Capital Appreciation Fund	73,817,022	152,120,627	16,166,628

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Capital Appreciation Fund	4,603
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Capital Appreciation Fund	2,455	-	-
8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $661.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $227,817.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Capital Appreciation Fund	38%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Capital Appreciation Fund	41%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Overseas Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.7
SAP SE (Germany, Software)	2.3
Tokio Marine Holdings, Inc. (Japan, Insurance)	2.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Safran SA (France, Aerospace & Defense)	2.1
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	2.0
Wolters Kluwer NV (Netherlands, Professional Services)	1.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.8
24.5

Market Sectors (% of Fund's net assets)

Financials	22.0
Industrials	18.7
Information Technology	18.7
Health Care	15.4
Consumer Discretionary	10.0
Materials	6.7
Consumer Staples	5.1
Energy	1.2
Communication Services	0.4
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Overseas Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Bailiwick of Jersey - 0.3%
JTC PLC (a)	3,047,000	32,553,089
Belgium - 0.9%
Azelis Group NV	1,072,900	25,922,775
KBC Group NV	847,890	63,250,288
TOTAL BELGIUM		89,173,063
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,508,300	83,596,622
Constellation Software, Inc.	59,800	153,959,208
Constellation Software, Inc. warrants 3/31/40 (b)(c)	62,100	5
Lumine Group, Inc. (b)	360,322	9,870,150
TOTAL CANADA		247,425,985
Denmark - 4.9%
Carlsberg A/S Series B	441,700	59,414,333
DSV A/S	426,903	60,948,620
Novo Nordisk A/S Series B	2,856,400	366,311,336
TOTAL DENMARK		486,674,289
Finland - 0.9%
Nordea Bank Abp	7,631,100	89,049,350
France - 13.7%
Accor SA	1,823,000	80,368,837
Air Liquide SA	781,129	152,772,130
ALTEN	561,556	66,341,687
Antin Infrastructure Partners SA	198,900	2,547,193
Capgemini SA	749,433	157,516,631
Dassault Systemes SA	1,598,700	62,752,051
Edenred SA	403,579	19,148,900
EssilorLuxottica SA	722,813	154,894,316
L'Oreal SA	275,200	129,122,321
LVMH Moet Hennessy Louis Vuitton SE	252,942	207,775,750
Safran SA	945,000	204,906,259
TotalEnergies SE	1,683,144	122,194,103
TOTAL FRANCE		1,360,340,178
Germany - 8.9%
Allianz SE	517,801	146,944,097
Deutsche Borse AG	649,391	125,197,383
Hannover Reuck SE	582,900	144,569,273
Infineon Technologies AG	1,675,559	58,146,965
Merck KGaA	530,500	84,327,983
SAP SE	1,244,400	224,697,636
Siemens Healthineers AG (a)	1,771,000	98,215,139
TOTAL GERMANY		882,098,476
Hong Kong - 1.0%
AIA Group Ltd.	12,961,600	94,935,399
India - 0.4%
HDFC Bank Ltd.	2,302,700	41,806,498
Indonesia - 0.8%
PT Bank Central Asia Tbk	137,842,200	82,882,393
Ireland - 1.0%
Kingspan Group PLC (Ireland)	1,163,900	104,151,266
Italy - 3.3%
FinecoBank SpA	4,669,000	71,951,009
GVS SpA (a)(b)	528,100	3,088,464
Industrie de Nora SpA	363,000	4,896,655
Recordati SpA	1,698,130	90,702,829
UniCredit SpA	4,311,000	158,232,509
TOTAL ITALY		328,871,466
Japan - 14.5%
Ajinomoto Co., Inc.	1,796,200	66,785,362
BayCurrent Consulting, Inc.	674,900	14,366,709
Capcom Co. Ltd.	2,681,600	44,145,679
DENSO Corp.	3,896,900	66,415,345
FUJIFILM Holdings Corp.	5,443,700	115,801,041
Hoya Corp.	1,179,800	136,785,806
Mitsubishi Heavy Industries Ltd.	12,308,000	110,047,269
NOF Corp.	2,824,200	37,889,275
Renesas Electronics Corp.	3,431,700	55,716,230
Rohto Pharmaceutical Co. Ltd.	1,063,600	20,751,301
Shin-Etsu Chemical Co. Ltd.	4,364,700	168,952,910
Sony Group Corp.	1,913,300	158,136,865
Suzuki Motor Corp.	8,590,700	100,045,450
TIS, Inc.	1,427,400	30,484,377
Tokio Marine Holdings, Inc.	6,650,500	210,198,334
Tokyo Electron Ltd.	505,900	110,967,099
TOTAL JAPAN		1,447,489,052
Netherlands - 7.8%
ASM International NV (Netherlands)	163,802	104,046,612
ASML Holding NV (Netherlands)	424,500	377,235,085
IMCD NV	622,424	94,489,690
Topicus.Com, Inc.	122,288	9,965,852
Wolters Kluwer NV	1,251,421	187,973,947
TOTAL NETHERLANDS		773,711,186
Spain - 0.8%
CaixaBank SA	15,424,500	81,342,012
Sweden - 2.9%
Addlife AB	2,778,272	25,865,731
AddTech AB (B Shares)	2,105,796	44,483,804
Atlas Copco AB (A Shares)	6,509,044	114,012,988
Indutrade AB	4,606,016	107,915,623
Kry International AB (b)(c)(d)	2,787	84,856
TOTAL SWEDEN		292,363,002
Switzerland - 4.9%
Alcon, Inc. (Switzerland)	1,280,970	99,077,473
Compagnie Financiere Richemont SA Series A	688,376	95,152,170
Galderma Group AG	471,479	35,133,328
Partners Group Holding AG	83,670	108,268,115
Sika AG	524,682	150,284,221
TOTAL SWITZERLAND		487,915,307
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,154,000	75,384,371
United Kingdom - 17.3%
3i Group PLC	3,606,300	128,843,909
AstraZeneca PLC (United Kingdom)	1,754,000	265,290,663
BAE Systems PLC	7,942,700	132,104,705
Beazley PLC	2,466,535	20,434,050
Compass Group PLC	6,439,898	179,117,567
Diageo PLC	4,367,200	150,929,027
Diploma PLC	1,567,295	71,051,241
Flutter Entertainment PLC (b)	106,174	19,800,956
Halma PLC	2,359,100	65,058,242
Hiscox Ltd.	2,323,213	35,706,541
InterContinental Hotel Group PLC	775,300	75,618,121
Lloyds Banking Group PLC	144,221,000	93,077,849
London Stock Exchange Group PLC	1,460,300	160,983,631
RELX PLC (London Stock Exchange)	4,910,100	201,740,694
Sage Group PLC	6,736,400	98,147,685
Volution Group PLC	4,245,867	23,105,118
TOTAL UNITED KINGDOM		1,721,009,999
United States of America - 10.7%
CBRE Group, Inc. (b)	54,175	4,707,266
CDW Corp.	297,500	71,953,350
Experian PLC	2,251,800	90,823,978
Ferguson PLC	612,700	129,845,639
ICON PLC (b)	294,600	87,755,448
Linde PLC	370,200	163,243,392
Marsh & McLennan Companies, Inc.	799,700	159,484,171
S&P Global, Inc.	320,705	133,358,760
Schneider Electric SA	648,200	147,798,226
Thermo Fisher Scientific, Inc.	129,700	73,762,984
TOTAL UNITED STATES OF AMERICA		1,062,733,214
TOTAL COMMON STOCKS (Cost $6,935,632,777)		9,781,909,595

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(c)(d) (Cost $7,360,943)	16,101	666,872

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $103,739,803)	103,719,060	103,739,803

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $7,046,733,523)	9,886,316,270
NET OTHER ASSETS (LIABILITIES) - 0.6%	63,167,241
NET ASSETS - 100.0%	9,949,483,511

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,856,692 or 1.3% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $751,728 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410

Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	150,881,981	1,302,803,603	1,349,946,097	4,179,881	316	-	103,739,803	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	76,836,109	76,836,109	137,486	-	-	-	0.0%
Total	150,881,981	1,379,639,712	1,426,782,206	4,317,367	316	-	103,739,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	44,145,679	-	44,145,679	-
Consumer Discretionary	982,431,061	100,169,793	882,261,268	-
Consumer Staples	510,598,966	212,718,943	297,880,023	-
Energy	122,194,103	-	122,194,103	-
Financials	2,204,764,753	880,320,739	1,324,444,014	-
Health Care	1,518,123,036	651,520,092	866,602,944	-
Industrials	1,873,673,670	857,872,842	1,015,800,828	-
Information Technology	1,848,796,005	956,577,871	891,466,401	751,733
Materials	673,141,928	313,527,613	359,614,315	-
Real Estate	4,707,266	4,707,266	-	-

Money Market Funds	103,739,803	103,739,803	-	-
Total Investments in Securities:	9,886,316,270	4,081,154,962	5,804,409,575	751,733
Fidelity® Overseas Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,942,993,720)	$9,782,576,467
Fidelity Central Funds (cost $103,739,803)	103,739,803

Total Investment in Securities (cost $7,046,733,523)		$9,886,316,270
Foreign currency held at value (cost $1,938,110)		1,938,109
Receivable for investments sold		17,252,571
Receivable for fund shares sold		4,807,604
Dividends receivable		21,085,928
Reclaims receivable		30,109,868
Distributions receivable from Fidelity Central Funds		562,512
Prepaid expenses		2,760
Other receivables		308,288
Total assets		9,962,383,910
Liabilities
Payable for investments purchased	$3,059,844
Payable for fund shares redeemed	3,451,127
Accrued management fee	5,865,223
Other payables and accrued expenses	524,205
Total liabilities		12,900,399
Net Assets		$9,949,483,511
Net Assets consist of:
Paid in capital		$7,108,420,796
Total accumulated earnings (loss)		2,841,062,715
Net Assets		$9,949,483,511

Net Asset Value and Maximum Offering Price
Overseas :
Net Asset Value, offering price and redemption price per share ($8,972,493,535 ÷ 143,901,616 shares)		$62.35
Class K :
Net Asset Value, offering price and redemption price per share ($976,989,976 ÷ 15,703,229 shares)		$62.22
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$87,798,684
Income from Fidelity Central Funds (including $137,486 from security lending)		4,317,367
Income before foreign taxes withheld		$92,116,051
Less foreign taxes withheld		(7,883,629)
Total income		84,232,422
Expenses
Management fee
Basic fee	$31,709,230
Performance adjustment	(2,618,613)
Transfer agent fees	3,966,226
Accounting fees	583,299
Custodian fees and expenses	167,565
Independent trustees' fees and expenses	21,678
Registration fees	59,746
Audit	50,190
Legal	4,542
Miscellaneous	16,515
Total expenses before reductions	33,960,378
Expense reductions	(405,855)
Total expenses after reductions		33,554,523
Net Investment income (loss)		50,677,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,775,983)	50,986,141
Fidelity Central Funds	316
Foreign currency transactions	(41,259)
Total net realized gain (loss)		50,945,198
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,079,694)	1,470,186,860
Assets and liabilities in foreign currencies	(287,878)
Total change in net unrealized appreciation (depreciation)		1,469,898,982
Net gain (loss)		1,520,844,180
Net increase (decrease) in net assets resulting from operations		$1,571,522,079
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,677,899	$95,895,080
Net realized gain (loss)	50,945,198	178,850,522
Change in net unrealized appreciation (depreciation)	1,469,898,982	588,410,844
Net increase (decrease) in net assets resulting from operations	1,571,522,079	863,156,446
Distributions to shareholders	(91,103,428)	(57,098,273)

Share transactions - net increase (decrease)	1,091,918,127	(224,690,399)

Total increase (decrease) in net assets	2,572,336,778	581,367,774

Net Assets
Beginning of period	7,377,146,733	6,795,778,959
End of period	$9,949,483,511	$7,377,146,733

Financial Highlights
Fidelity® Overseas Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.19	$46.55	$69.79	$50.91	$49.51	$46.04
Income from Investment Operations
Net investment income (loss) A,B	.33	.67	.47	.21	.13	.77
Net realized and unrealized gain (loss)	10.45	5.36	(20.64)	18.98	1.97	5.12
Total from investment operations	10.78	6.03	(20.17)	19.19	2.10	5.89
Distributions from net investment income	(.62)	(.39)	(.20)	(.11)	(.70)	(.68)
Distributions from net realized gain	-	-	(2.87)	(.21)	-	(1.74)
Total distributions	(.62)	(.39)	(3.07)	(.31) C	(.70)	(2.42)
Net asset value, end of period	$62.35	$52.19	$46.55	$69.79	$50.91	$49.51
Total Return D,E	20.75%	12.95%	(30.12)%	37.83%	4.25%	13.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.73%	.95%	.99%	1.04%	.90%
Expenses net of fee waivers, if any	.74 % H	.72%	.95%	.98%	1.04%	.90%
Expenses net of all reductions	.74% H	.72%	.94%	.98%	1.03%	.89%
Net investment income (loss)	1.09% H	1.23%	.84%	.33%	.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$8,972,494	$6,684,862	$6,175,776	$8,981,609	$6,160,617	$6,182,831
Portfolio turnover rate I	29 % H	34%	25%	30% J	41%	46% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Overseas Fund Class K

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.11	$46.48	$69.68	$50.83	$49.43	$45.98
Income from Investment Operations
Net investment income (loss) A,B	.36	.73	.54	.27	.19	.82
Net realized and unrealized gain (loss)	10.43	5.34	(20.60)	18.95	1.96	5.11
Total from investment operations	10.79	6.07	(20.06)	19.22	2.15	5.93
Distributions from net investment income	(.68)	(.44)	(.26)	(.16)	(.75)	(.73)
Distributions from net realized gain	-	-	(2.87)	(.21)	-	(1.74)
Total distributions	(.68)	(.44)	(3.14) C	(.37)	(.75)	(2.48) C
Net asset value, end of period	$62.22	$52.11	$46.48	$69.68	$50.83	$49.43
Total Return D,E	20.82%	13.06%	(30.04)%	37.97%	4.36%	13.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.62%	.84%	.89%	.94%	.78%
Expenses net of fee waivers, if any	.64 % H	.61%	.84%	.88%	.93%	.78%
Expenses net of all reductions	.64% H	.61%	.84%	.88%	.93%	.77%
Net investment income (loss)	1.19% H	1.34%	.94%	.43%	.38%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$976,990	$692,284	$620,003	$1,591,397	$1,022,402	$1,040,002
Portfolio turnover rate I	29 % H	34%	25%	30% J	41%	46% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) , normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Overseas Fund	$280,205

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,937,375,195
Gross unrealized depreciation	(110,097,007)
Net unrealized appreciation (depreciation)	$2,827,278,188
Tax cost	$7,059,038,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(84,908,134)
Long-term	(-)
Total capital loss carryforward	$(84,908,134)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	2,406,482,948	1,313,933,516

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Overseas	0.78
Class K	0.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Overseas	.77
Class K	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Overseas. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.06)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA (UK).

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Overseas Fund	0.1476

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Overseas	3,839,729.15
Class K	126,497.04
	3,966,226

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Overseas Fund	.0199

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Overseas Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Overseas Fund	1,085

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Overseas Fund	83,804,853	10,633,309	(38,878)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Overseas Fund	8,220

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Overseas Fund	14,599	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,075.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $403,780.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Overseas Fund
Distributions to shareholders
Overseas	$80,812,559	$51,233,808
Class K	10,290,869	5,864,465
Total	$ 91,103,428	$ 57,098,273

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Overseas Fund
Overseas
Shares sold	19,741,573	10,936,067	$1,200,059,506	$596,408,589
Reinvestment of distributions	1,223,215	849,241	70,139,126	44,738,039
Shares redeemed	(5,147,638)	(16,363,021)	(311,257,169)	(880,663,957)
Net increase (decrease)	15,817,150	(4,577,713)	$958,941,463	$(239,517,329)
Class K
Shares sold	4,060,667	5,973,191	$234,374,221	$340,532,508
Reinvestment of distributions	179,942	111,598	10,290,869	5,864,465
Shares redeemed	(1,822,201)	(6,139,595)	(111,688,426)	(331,570,043)
Net increase (decrease)	2,418,408	(54,806)	$132,976,664	$14,826,930

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Overseas Fund	34%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Overseas Fund	51%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Worldwide Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	6.6
Microsoft Corp. (United States of America, Software)	5.4
Meta Platforms, Inc. Class A (United States of America, Interactive Media & Services)	4.4
Amazon.com, Inc. (United States of America, Broadline Retail)	4.3
Eaton Corp. PLC (United States of America, Electrical Equipment)	3.9
Eli Lilly & Co. (United States of America, Pharmaceuticals)	3.8
Fiserv, Inc. (United States of America, Financial Services)	3.6
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	2.9
Vertiv Holdings Co. (United States of America, Electrical Equipment)	2.3
Constellation Energy Corp. (United States of America, Electric Utilities)	2.2
39.4

Market Sectors (% of Fund's net assets)

Information Technology	24.2
Industrials	18.5
Consumer Discretionary	14.2
Financials	11.8
Communication Services	9.9
Health Care	9.5
Energy	4.1
Utilities	2.9
Materials	1.6
Consumer Staples	1.4
Real Estate	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Worldwide Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 1.8%
Aristocrat Leisure Ltd.	268,972	6,864,162
CAR Group Ltd.	709,556	15,385,670
Deterra Royalties Ltd.	1,375,923	4,355,346
Johns Lyng Group Ltd.	721,288	2,586,559
Lovisa Holdings Ltd.	439,390	8,855,493
National Storage REIT unit	4,853,097	6,692,067
Suncorp Group Ltd.	1,163,294	12,424,464
TOTAL AUSTRALIA		57,163,761
Austria - 0.2%
Wienerberger AG	178,700	6,400,182
Belgium - 0.9%
Azelis Group NV	232,768	5,624,003
D'ieteren Group	17,000	3,686,536
UCB SA	135,600	18,023,920
TOTAL BELGIUM		27,334,459
Canada - 2.7%
ARC Resources Ltd.	558,000	10,104,921
Constellation Software, Inc.	3,700	9,525,904
Constellation Software, Inc. warrants 3/31/40 (a)(b)	3,700	0
Franco-Nevada Corp.	55,500	6,681,045
PrairieSky Royalty Ltd.	2,744,700	52,296,140
Quebecor, Inc. Class B (sub. vtg.)	230,500	4,770,236
TOTAL CANADA		83,378,246
China - 0.9%
BYD Co. Ltd. (H Shares)	168,500	4,619,020
Centre Testing International Group Co. Ltd. (A Shares)	2,106,400	3,644,185
Kweichow Moutai Co. Ltd. (A Shares)	18,100	4,243,838
Tencent Holdings Ltd.	182,800	8,021,849
ZTO Express, Inc. sponsored ADR	306,000	6,422,940
TOTAL CHINA		26,951,832
Denmark - 2.4%
Carlsberg A/S Series B	50,300	6,765,997
GN Store Nord A/S (a)	447,475	12,203,456
Novo Nordisk A/S:
Series B	225,300	28,892,993
Series B sponsored ADR	218,000	27,971,580
TOTAL DENMARK		75,834,026
Finland - 0.1%
Nanoform Finland PLC (a)(c)	675,916	1,550,876
Olvi Oyj (A Shares)	86,661	2,769,914
TOTAL FINLAND		4,320,790
France - 1.6%
Capgemini SA	39,700	8,344,189
Dassault Aviation SA	15,500	3,328,170
L'Oreal SA	34,400	16,140,290
LVMH Moet Hennessy Louis Vuitton SE	20,927	17,190,198
Thales SA	32,700	5,512,051
TOTAL FRANCE		50,514,898
Germany - 1.6%
DHL Group	238,911	10,003,187
Infineon Technologies AG	242,700	8,422,424
Instone Real Estate Group BV (d)	332,488	3,076,386
Nexus AG	46,000	2,538,015
SAP SE	100,200	18,092,818
Stabilus Se	144,286	8,961,754
TOTAL GERMANY		51,094,584
Greece - 0.1%
Athens International Airport SA	301,400	2,672,945
Hong Kong - 0.7%
AIA Group Ltd.	761,327	5,576,232
Hong Kong Exchanges and Clearing Ltd.	170,174	5,407,181
Prudential PLC	1,366,086	11,881,329
TOTAL HONG KONG		22,864,742
Hungary - 0.1%
Richter Gedeon PLC	114,700	2,920,839
India - 0.0%
Pine Labs Private Ltd. (a)(b)(e)	792	258,968
Indonesia - 0.8%
PT Bank Central Asia Tbk	28,467,200	17,116,889
PT Bank Rakyat Indonesia (Persero) Tbk	21,144,000	6,400,364
TOTAL INDONESIA		23,517,253
Ireland - 0.6%
AIB Group PLC	1,280,000	6,647,034
Cairn Homes PLC	3,188,000	5,401,715
Irish Residential Properties REIT PLC	5,266,267	5,569,579
TOTAL IRELAND		17,618,328
Israel - 0.3%
NICE Ltd. (a)	40,100	8,974,581
Italy - 1.2%
BFF Bank SpA (d)	1,389,790	17,872,366
Prysmian SpA	249,500	13,627,514
Recordati SpA	129,400	6,911,689
TOTAL ITALY		38,411,569
Japan - 4.4%
Capcom Co. Ltd.	499,900	8,229,574
DENSO Corp.	50,000	852,156
Fuji Electric Co. Ltd.	94,100	5,853,390
FUJIFILM Holdings Corp.	529,476	11,263,272
Hitachi Ltd.	192,100	17,723,280
Hoya Corp.	63,443	7,355,570
Katitas Co. Ltd.	387,300	4,666,138
Keyence Corp.	27,940	12,287,170
Mitsubishi Electric Corp.	199,700	3,480,756
NOF Corp.	802,485	10,766,084
NSD Co. Ltd.	178,800	3,494,821
Osaka Soda Co. Ltd.	75,700	4,439,691
PALTAC Corp.	188,891	5,717,155
Pan Pacific International Holdings Ltd.	403,700	9,481,310
Renesas Electronics Corp.	962,931	15,633,909
Shin-Etsu Chemical Co. Ltd.	262,015	10,142,323
USS Co. Ltd.	649,200	4,959,430
TOTAL JAPAN		136,346,029
Kenya - 0.0%
Safaricom Ltd.	5,920,700	699,520
Korea (South) - 0.2%
HD Hyundai Marine Solution Co. Ltd. (f)	7,800	469,357
Samsung Electronics Co. Ltd.	105,060	5,823,584
TOTAL KOREA (SOUTH)		6,292,941
Luxembourg - 0.1%
Novem Group SA	292,876	1,819,083
Netherlands - 1.5%
ASML Holding NV (Netherlands)	27,800	24,704,677
BE Semiconductor Industries NV	39,800	5,330,557
IMCD NV	37,651	5,715,768
Wolters Kluwer NV	67,500	10,139,067
TOTAL NETHERLANDS		45,890,069
Norway - 0.4%
TGS ASA	1,137,149	13,021,142
Spain - 0.3%
CaixaBank SA	1,697,900	8,953,976
Puig Group SL Class B	64,100	1,675,984
TOTAL SPAIN		10,629,960
Sweden - 4.0%
Addlife AB	1,031,824	9,606,289
Autoliv, Inc. (depository receipt)	109,277	12,934,278
Dustin Group AB (a)(d)	9,643,452	11,025,688
Evolution AB (d)	124,700	13,940,547
Haypp Group (a)	607,852	4,754,532
Hemnet Group AB	723,030	18,960,806
HEXPOL AB (B Shares)	850,359	9,722,445
INVISIO AB	283,212	6,257,679
JM AB (B Shares) (c)	240,500	4,133,307
Kry International AB (a)(b)(e)	489	14,889
Munters Group AB (d)	481,000	9,733,131
Swedbank AB (A Shares) (c)	727,850	14,028,106
Swedish Logistic Property AB (a)	2,542,254	7,681,850
TOTAL SWEDEN		122,793,547
Switzerland - 0.2%
Galderma Group AG	94,000	7,004,623
Taiwan - 0.4%
E Ink Holdings, Inc.	1,806,000	11,525,631
United Kingdom - 4.4%
Baltic Classifieds Group PLC	2,732,400	7,938,179
Beazley PLC	824,700	6,832,241
Berkeley Group Holdings PLC	133,700	7,875,436
Diageo PLC	334,973	11,576,559
Flutter Entertainment PLC (a)	91,700	17,101,623
Games Workshop Group PLC	74,800	9,262,514
Harbour Energy PLC	1,922,571	6,940,385
Hiscox Ltd.	1,199,747	18,439,470
Lancashire Holdings Ltd.	1,178,720	8,984,504
London Stock Exchange Group PLC	97,800	10,781,483
RS GROUP PLC	624,895	5,754,773
Sabre Insurance Group PLC (d)	6,755,301	13,573,267
Softcat PLC	324,200	6,356,084
WH Smith PLC	329,610	4,518,150
TOTAL UNITED KINGDOM		135,934,668
United States of America - 66.9%
Alphabet, Inc. Class A	555,000	90,342,900
Amazon.com, Inc. (a)	757,000	132,475,000
Antero Resources Corp. (a)	1,004,000	34,146,040
Apple, Inc.	41,000	6,983,530
Arista Networks, Inc. (a)	66,000	16,932,960
Astera Labs, Inc.	141,800	12,018,968
Badger Meter, Inc.	9,000	1,646,280
Block, Inc. Class A (a)	129,000	9,417,000
Boston Scientific Corp. (a)	381,000	27,382,470
Boundless Bio, Inc.	15,700	155,430
Broadcom, Inc.	47,000	61,112,690
Builders FirstSource, Inc. (a)	47,000	8,592,540
Centuri Holdings, Inc.	196,828	4,871,493
CME Group, Inc.	17,000	3,563,880
Coinbase Global, Inc. (a)	69,000	14,071,170
Constellation Energy Corp.	368,000	68,425,920
Costco Wholesale Corp.	5,000	3,614,500
CSX Corp.	873,000	29,001,060
Deckers Outdoor Corp. (a)	77,155	63,149,053
Eaton Corp. PLC	377,000	119,984,020
Eli Lilly & Co.	152,000	118,727,200
Emerson Electric Co.	31,000	3,341,180
Fair Isaac Corp. (a)	2,000	2,266,660
Fiserv, Inc. (a)	731,201	111,632,457
Garmin Ltd.	50,000	7,223,500
Hubbell, Inc. Class B	18,000	6,669,360
Ingersoll Rand, Inc.	246,000	22,956,720
Jabil, Inc.	160,220	18,803,419
KBR, Inc.	437,000	28,378,780
KeyCorp	2,864,000	41,499,360
Leidos Holdings, Inc.	63,000	8,833,860
Marvell Technology, Inc.	117,776	7,762,616
Merck & Co., Inc.	128,000	16,540,160
Meta Platforms, Inc. Class A	321,000	138,084,570
Micron Technology, Inc.	353,000	39,874,880
Microsoft Corp.	430,000	167,411,900
Moderna, Inc. (a)	68,000	7,501,080
Modine Manufacturing Co. (a)	682,000	63,173,660
NRG Energy, Inc.	59,000	4,287,530
nVent Electric PLC	127,000	9,152,890
NVIDIA Corp.	236,000	203,908,715
Palantir Technologies, Inc. (a)	122,000	2,680,340
Parker Hannifin Corp.	93,000	50,676,630
Patrick Industries, Inc.	45,000	4,702,050
Pure Storage, Inc. Class A (a)	253,200	12,761,280
Range Resources Corp.	352,000	12,640,320
Regeneron Pharmaceuticals, Inc. (a)	19,000	16,922,540
RHI Magnesita NV	83,122	3,759,916
Rivian Automotive, Inc. (a)	100	890
S&P Global, Inc.	52,628	21,884,301
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	10,900	719,945
Southwest Gas Holdings, Inc.	163,000	12,163,060
Stripe, Inc. Class B (a)(b)(e)	10,000	260,000
Super Micro Computer, Inc. (a)	3,000	2,576,400
Tesla, Inc. (a)	100	18,328
The Walt Disney Co.	94,000	10,443,400
TopBuild Corp. (a)	23,747	9,609,698
Trane Technologies PLC	47,000	14,914,980
TransDigm Group, Inc.	18,000	22,464,540
Uber Technologies, Inc. (a)	120,000	7,952,400
United Rentals, Inc.	50,000	33,399,500
Vertiv Holdings Co.	773,000	71,889,000
Vistra Corp.	99,000	7,508,160
Watsco, Inc.	7,000	3,134,040
Western Digital Corp. (a)	310,000	21,957,300
TOTAL UNITED STATES OF AMERICA		2,080,956,419
TOTAL COMMON STOCKS (Cost $2,151,142,170)		3,073,145,635

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(b)(e)	14,425	3,324,530
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(e)	138,905	684,802
		4,009,332
Ireland - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(e)	23,730	709,764
United States of America - 0.0%
Stripe, Inc. Series H (a)(b)(e)	29,122	757,172
TOTAL CONVERTIBLE PREFERRED STOCKS		5,476,268
Nonconvertible Preferred Stocks - 0.0%
India - 0.0%
Pine Labs Private Ltd.:
Series 1 (a)(b)(e)	1,892	618,646
Series A (a)(b)(e)	473	154,662
Series B (a)(b)(e)	514	168,068
Series B2 (a)(b)(e)	416	136,024
Series C (a)(b)(e)	774	253,083
Series C1 (a)(b)(e)	163	53,298
Series D (a)(b)(e)	174	56,895
		1,440,676
Sweden - 0.0%
Kry International AB Series E (a)(b)(e)	2,824	116,965
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,557,641
TOTAL PREFERRED STOCKS (Cost $8,655,877)		7,033,909

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	23,704,416	23,709,157
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	3,928,071	3,928,464
TOTAL MONEY MARKET FUNDS (Cost $27,637,103)		27,637,621

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,187,435,150)	3,107,817,165
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,080,318
NET ASSETS - 100.0%	3,109,897,483

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,221,385 or 2.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,567,766 or 0.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608

Circle Internet Financial Ltd. Series F	5/09/22	999,982

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888

Kry International AB	5/14/21	212,376

Kry International AB Series E	5/14/21	1,291,057

Pine Labs Private Ltd.	6/30/21	295,305

Pine Labs Private Ltd. Series 1	6/30/21	705,451

Pine Labs Private Ltd. Series A	6/30/21	176,363

Pine Labs Private Ltd. Series B	6/30/21	191,650

Pine Labs Private Ltd. Series B2	6/30/21	155,110

Pine Labs Private Ltd. Series C	6/30/21	288,594

Pine Labs Private Ltd. Series C1	6/30/21	60,776

Pine Labs Private Ltd. Series D	6/30/21	64,878

Stripe, Inc. Class B	5/18/21	401,284

Stripe, Inc. Series H	3/15/21 - 5/25/23	1,168,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,652,388	635,908,487	631,851,529	862,306	2,757	(2,946)	23,709,157	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,365,800	91,261,738	90,699,074	148,852	-	-	3,928,464	0.0%
Total	23,018,188	727,170,225	722,550,603	1,011,158	2,757	(2,946)	27,637,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	306,201,234	271,239,611	31,637,093	3,324,530
Consumer Discretionary	437,242,225	378,703,301	58,538,924	-
Consumer Staples	46,787,082	22,524,704	24,262,378	-
Energy	129,148,948	129,148,948	-	-
Financials	367,696,838	288,445,156	78,541,918	709,764
Health Care	300,690,076	263,756,711	36,248,563	684,802
Industrials	573,723,502	529,962,788	43,760,714	-
Information Technology	742,351,917	644,615,429	94,887,818	2,848,670
Materials	56,267,032	26,563,588	29,703,444	-
Real Estate	27,686,020	16,327,815	11,358,205	-
Utilities	92,384,670	92,384,670	-	-

Money Market Funds	27,637,621	27,637,621	-	-
Total Investments in Securities:	3,107,817,165	2,691,310,342	408,939,057	7,567,766
Fidelity® Worldwide Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,724,764) - See accompanying schedule:
Unaffiliated issuers (cost $2,159,798,047)	$3,080,179,544
Fidelity Central Funds (cost $27,637,103)	27,637,621

Total Investment in Securities (cost $2,187,435,150)		$3,107,817,165
Foreign currency held at value (cost $438,090)		438,618
Receivable for investments sold		20,034,076
Receivable for fund shares sold		1,749,848
Dividends receivable		3,487,124
Reclaims receivable		2,758,774
Distributions receivable from Fidelity Central Funds		137,199
Prepaid expenses		808
Other receivables		77,347
Total assets		3,136,500,959
Liabilities
Payable for investments purchased
Regular delivery	$17,820,092
Delayed delivery	474,051
Payable for fund shares redeemed	2,377,726
Accrued management fee	1,907,437
Distribution and service plan fees payable	36,744
Other payables and accrued expenses	58,962
Collateral on securities loaned	3,928,464
Total liabilities		26,603,476
Net Assets		$3,109,897,483
Net Assets consist of:
Paid in capital		$2,095,112,145
Total accumulated earnings (loss)		1,014,785,338
Net Assets		$3,109,897,483

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($96,237,375 ÷ 2,797,375 shares)(a)		$34.40
Maximum offering price per share (100/94.25 of $34.40)		$36.50
Class M :
Net Asset Value and redemption price per share ($19,478,650 ÷ 572,001 shares)(a)		$34.05
Maximum offering price per share (100/96.50 of $34.05)		$35.28
Class C :
Net Asset Value and offering price per share ($9,502,141 ÷ 293,424 shares)(a)		$32.38
Worldwide :
Net Asset Value, offering price and redemption price per share ($2,545,539,558 ÷ 72,639,398 shares)		$35.04
Class I :
Net Asset Value, offering price and redemption price per share ($52,132,427 ÷ 1,499,248 shares)		$34.77
Class Z :
Net Asset Value, offering price and redemption price per share ($387,007,332 ÷ 11,152,883 shares)		$34.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$21,402,053
Income from Fidelity Central Funds (including $148,852 from security lending)		1,011,158
Income before foreign taxes withheld		$22,413,211
Less foreign taxes withheld		(1,317,256)
Total income		21,095,955
Expenses
Management fee
Basic fee	$9,865,343
Performance adjustment	(1,939,066)
Transfer agent fees	1,293,423
Distribution and service plan fees	201,830
Accounting fees	234,448
Custodian fees and expenses	28,600
Independent trustees' fees and expenses	6,620
Registration fees	101,921
Audit	44,593
Legal	9,462
Miscellaneous	4,931
Total expenses before reductions	9,852,105
Expense reductions	(123,371)
Total expenses after reductions		9,728,734
Net Investment income (loss)		11,367,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,478,373
Fidelity Central Funds	2,757
Foreign currency transactions	(183,851)
Total net realized gain (loss)		100,297,279
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	556,129,527
Fidelity Central Funds	(2,946)
Assets and liabilities in foreign currencies	(43,266)
Total change in net unrealized appreciation (depreciation)		556,083,315
Net gain (loss)		656,380,594
Net increase (decrease) in net assets resulting from operations		$667,747,815
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,367,221	$15,465,709
Net realized gain (loss)	100,297,279	2,655,472
Change in net unrealized appreciation (depreciation)	556,083,315	205,529,918
Net increase (decrease) in net assets resulting from operations	667,747,815	223,651,099
Distributions to shareholders	(24,710,932)	(124,836,814)

Share transactions - net increase (decrease)	228,117,375	37,686,493

Total increase (decrease) in net assets	871,154,258	136,500,778

Net Assets
Beginning of period	2,238,743,225	2,102,242,447
End of period	$3,109,897,483	$2,238,743,225

Financial Highlights
Fidelity Advisor® Worldwide Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.90	$25.75	$40.06	$31.49	$27.36	$26.57
Income from Investment Operations
Net investment income (loss) A,B	.08	.11	.09	(.13)	(.05)	.11
Net realized and unrealized gain (loss)	7.62	2.52	(9.90)	11.40	5.50	2.84
Total from investment operations	7.70	2.63	(9.81)	11.27	5.45	2.95
Distributions from net investment income	(.20)	(.11)	(.07)	-	(.12)	(.02)
Distributions from net realized gain	-	(1.37)	(4.43)	(2.70)	(1.20)	(2.14)
Total distributions	(.20)	(1.48)	(4.50)	(2.70)	(1.32)	(2.16)
Net asset value, end of period	$34.40	$26.90	$25.75	$40.06	$31.49	$27.36
Total Return C,D,E	28.75%	10.62%	(27.31)%	37.72%	20.72%	12.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.96%	1.21%	1.29%	1.34%	1.26%
Expenses net of fee waivers, if any	.96 % H	.95%	1.21%	1.28%	1.34%	1.26%
Expenses net of all reductions	.96% H	.95%	1.21%	1.28%	1.33%	1.25%
Net investment income (loss)	.52% H	.41%	.28%	(.34)%	(.18)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$96,237	$73,935	$68,608	$99,731	$63,690	$52,516
Portfolio turnover rate I	86 % H	114%	137%	96%	112%	147%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.60	$25.44	$39.62	$31.19	$27.10	$26.39
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.01	(.22)	(.13)	.03
Net realized and unrealized gain (loss)	7.54	2.51	(9.81)	11.29	5.46	2.82
Total from investment operations	7.58	2.55	(9.80)	11.07	5.33	2.85
Distributions from net investment income	(.13)	(.02)	-	-	(.04)	-
Distributions from net realized gain	-	(1.37)	(4.38)	(2.64)	(1.20)	(2.14)
Total distributions	(.13)	(1.39)	(4.38)	(2.64)	(1.24)	(2.14)
Net asset value, end of period	$34.05	$26.60	$25.44	$39.62	$31.19	$27.10
Total Return C,D,E	28.57%	10.39%	(27.53)%	37.37%	20.40%	12.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.22% H	1.21%	1.47%	1.55%	1.61%	1.55%
Expenses net of fee waivers, if any	1.21 % H	1.21%	1.47%	1.55%	1.61%	1.54%
Expenses net of all reductions	1.21% H	1.20%	1.47%	1.55%	1.61%	1.54%
Net investment income (loss)	.27% H	.15%	.02%	(.61)%	(.45)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$19,479	$16,051	$15,275	$22,771	$17,387	$13,066
Portfolio turnover rate I	86 % H	114%	137%	96%	112%	147%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.25	$24.33	$38.05	$30.14	$26.33	$25.82
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.10)	(.15)	(.39)	(.27)	(.10)
Net realized and unrealized gain (loss)	7.17	2.39	(9.39)	10.88	5.28	2.75
Total from investment operations	7.13	2.29	(9.54)	10.49	5.01	2.65
Distributions from net realized gain	-	(1.37)	(4.18)	(2.58)	(1.20)	(2.14)
Total distributions	-	(1.37)	(4.18)	(2.58)	(1.20)	(2.14)
Net asset value, end of period	$32.38	$25.25	$24.33	$38.05	$30.14	$26.33
Total Return C,D,E	28.24%	9.76%	(27.89)%	36.63%	19.76%	11.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.76%	2.00%	2.08%	2.14%	2.06%
Expenses net of fee waivers, if any	1.72 % H	1.75%	2.00%	2.08%	2.14%	2.06%
Expenses net of all reductions	1.72% H	1.75%	2.00%	2.08%	2.13%	2.06%
Net investment income (loss)	(.24)% H	(.39)%	(.51)%	(1.14)%	(.98)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,502	$7,292	$8,517	$13,602	$11,677	$10,618
Portfolio turnover rate I	86 % H	114%	137%	96%	112%	147%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Worldwide Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.44	$26.26	$40.76	$31.97	$27.74	$26.90
Income from Investment Operations
Net investment income (loss) A,B	.13	.19	.18	(.02)	.03	.18
Net realized and unrealized gain (loss)	7.76	2.57	(10.09)	11.58	5.58	2.89
Total from investment operations	7.89	2.76	(9.91)	11.56	5.61	3.07
Distributions from net investment income	(.29)	(.21)	(.16)	(.02)	(.18)	(.09)
Distributions from net realized gain	-	(1.37)	(4.43)	(2.75)	(1.20)	(2.14)
Total distributions	(.29)	(1.58)	(4.59)	(2.77)	(1.38)	(2.23)
Net asset value, end of period	$35.04	$27.44	$26.26	$40.76	$31.97	$27.74
Total Return C,D	28.94%	10.95%	(27.12)%	38.11%	21.07%	12.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.67%	.92%	1.00%	1.05%	.99%
Expenses net of fee waivers, if any	.67 % G	.66%	.92%	1.00%	1.05%	.99%
Expenses net of all reductions	.67% G	.66%	.92%	1.00%	1.05%	.98%
Net investment income (loss)	.81% G	.70%	.57%	(.06)%	.11%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,545,540	$1,982,943	$1,899,788	$2,896,684	$2,217,129	$2,020,487
Portfolio turnover rate H	86 % G	114%	137%	96%	112%	147%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.23	$26.04	$40.46	$31.77	$27.58	$26.77
Income from Investment Operations
Net investment income (loss) A,B	.13	.19	.17	(.03)	.03	.18
Net realized and unrealized gain (loss)	7.70	2.56	(10.01)	11.49	5.55	2.86
Total from investment operations	7.83	2.75	(9.84)	11.46	5.58	3.04
Distributions from net investment income	(.29)	(.19)	(.16)	(.02)	(.19)	(.09)
Distributions from net realized gain	-	(1.37)	(4.43)	(2.75)	(1.20)	(2.14)
Total distributions	(.29)	(1.56)	(4.58) C	(2.77)	(1.39)	(2.23)
Net asset value, end of period	$34.77	$27.23	$26.04	$40.46	$31.77	$27.58
Total Return D,E	28.92%	10.97%	(27.13)%	38.06%	21.08%	12.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.67%	.94%	1.02%	1.06%	.99%
Expenses net of fee waivers, if any	.69 % H	.67%	.93%	1.02%	1.06%	.99%
Expenses net of all reductions	.69% H	.67%	.93%	1.02%	1.05%	.98%
Net investment income (loss)	.79% H	.69%	.56%	(.08)%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$52,132	$41,289	$33,226	$86,852	$64,615	$44,754
Portfolio turnover rate I	86 % H	114%	137%	96%	112%	147%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.20	$26.05	$40.48	$31.76	$27.59	$26.78
Income from Investment Operations
Net investment income (loss) A,B	.14	.22	.21	.02	.07	.22
Net realized and unrealized gain (loss)	7.70	2.55	(10.01)	11.50	5.53	2.86
Total from investment operations	7.84	2.77	(9.80)	11.52	5.60	3.08
Distributions from net investment income	(.34)	(.25)	(.20)	(.05)	(.23)	(.13)
Distributions from net realized gain	-	(1.37)	(4.43)	(2.75)	(1.20)	(2.14)
Total distributions	(.34)	(1.62)	(4.63)	(2.80)	(1.43)	(2.27)
Net asset value, end of period	$34.70	$27.20	$26.05	$40.48	$31.76	$27.59
Total Return C,D	29.02%	11.10%	(27.05)%	38.27%	21.19%	12.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63% G	.55%	.81%	.90%	.93%	.85%
Expenses net of fee waivers, if any	.62 % G	.55%	.81%	.90%	.93%	.84%
Expenses net of all reductions	.62% G	.55%	.81%	.90%	.93%	.84%
Net investment income (loss)	.86% G	.81%	.68%	.04%	.23%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$387,007	$117,232	$76,829	$115,963	$71,278	$205,197
Portfolio turnover rate H	86 % G	114%	137%	96%	112%	147%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,000,487,721
Gross unrealized depreciation	(90,461,746)
Net unrealized appreciation (depreciation)	$910,025,975
Tax cost	$2,197,791,190

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	1,403,926,522	1,188,808,289

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.83
Class M	.84
Class C	.84
Worldwide	.79
Class I	.81
Class Z	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.82
Class C	.82
Worldwide	.78
Class I	.81
Class Z	.69

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Worldwide Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Worldwide. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.14)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.38% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA (UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	111,729	1,859
Class M	.25%	.25%	46,472	234
Class C	.75%	.25%	43,629	5,888
			201,830	7,981

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	25,295
Class M	869
Class CA	58
26,222
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1905
Class M	0.1969
Class C	0.2000
Worldwide	0.1475
Class I	0.1651

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	53,765.19
Class M	11,658.20
Class C	5,732.21
Worldwide	1,163,784.15
Class I	26,422.17
Class Z	32,062.04
	1,293,423

A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Worldwide Fund	.0263

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Worldwide Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Worldwide Fund	15,320

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Worldwide Fund	67,920,045	97,219,467	6,709,239
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Worldwide Fund	2,504
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Worldwide Fund	15,758	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $534. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	40
40

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $122,797.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Worldwide Fund
Distributions to shareholders
Class A	$552,792	$3,905,043
Class M	75,550	825,955
Class C	-	473,638
Worldwide	21,114,973	112,981,740
Class I	439,298	1,950,914
Class Z	2,528,319	4,699,524
Total	$ 24,710,932	$ 124,836,814

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Worldwide Fund
Class A
Shares sold	247,110	398,646	$8,062,366	$10,809,786
Reinvestment of distributions	18,512	153,659	547,574	3,866,062
Shares redeemed	(216,417)	(469,022)	(6,968,598)	(12,647,071)
Net increase (decrease)	49,205	83,283	$1,641,342	$2,028,777
Class M
Shares sold	23,688	50,411	$776,138	$1,331,408
Reinvestment of distributions	2,570	32,920	75,321	820,689
Shares redeemed	(57,699)	(80,267)	(1,817,392)	(2,112,561)
Net increase (decrease)	(31,441)	3,064	$(965,933)	$39,536
Class C
Shares sold	43,497	30,402	$1,330,799	$765,161
Reinvestment of distributions	-	19,902	-	473,280
Shares redeemed	(38,894)	(111,594)	(1,167,774)	(2,847,983)
Net increase (decrease)	4,603	(61,290)	$163,025	$(1,609,542)
Worldwide
Shares sold	7,280,675	6,385,600	$239,646,154	$176,715,594
Reinvestment of distributions	660,086	4,190,088	19,906,749	107,266,234
Shares redeemed	(7,556,869)	(10,673,714)	(252,056,521)	(292,505,585)
Net increase (decrease)	383,892	(98,026)	$7,496,382	$(8,523,757)
Class I
Shares sold	228,986	817,991	$7,649,651	$22,120,908
Reinvestment of distributions	14,127	75,801	422,756	1,925,343
Shares redeemed	(260,198)	(653,340)	(8,906,972)	(17,772,257)
Net increase (decrease)	(17,085)	240,452	$(834,565)	$6,273,994
Class Z
Shares sold	7,292,074	1,882,153	$235,526,790	$54,181,206
Reinvestment of distributions	83,334	176,768	2,489,237	4,481,057
Shares redeemed	(531,789)	(699,310)	(17,398,903)	(19,184,778)
Net increase (decrease)	6,843,619	1,359,611	$220,617,124	$39,477,485
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Diversified International Fund
Fidelity® Diversified International Fund	.61%
Actual		$ 1,000	$ 1,186.90	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.83	$ 3.07
Class K	.49%
Actual		$ 1,000	$ 1,187.40	$ 2.66
Hypothetical-B		$ 1,000	$ 1,022.43	$ 2.46

Fidelity® International Capital Appreciation Fund **	.91%
Actual		$ 1,000	$ 1,216.70	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.34	$ 4.57
Fidelity® Overseas Fund
Fidelity® Overseas Fund	.74%
Actual		$ 1,000	$ 1,207.50	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.18	$ 3.72
Class K	.64%
Actual		$ 1,000	$ 1,208.20	$ 3.51
Hypothetical-B		$ 1,000	$ 1,021.68	$ 3.22
Fidelity® Worldwide Fund
Class A	.96%
Actual		$ 1,000	$ 1,287.50	$ 5.46
Hypothetical-B		$ 1,000	$ 1,020.09	$ 4.82
Class M	1.21%
Actual		$ 1,000	$ 1,285.70	$ 6.88
Hypothetical-B		$ 1,000	$ 1,018.85	$ 6.07
Class C	1.72%
Actual		$ 1,000	$ 1,282.40	$ 9.76
Hypothetical-B		$ 1,000	$ 1,016.31	$ 8.62
Fidelity® Worldwide Fund	.67%
Actual		$ 1,000	$ 1,289.40	$ 3.81
Hypothetical-B		$ 1,000	$ 1,021.53	$ 3.37
Class I	.69%
Actual		$ 1,000	$ 1,289.20	$ 3.93
Hypothetical-B		$ 1,000	$ 1,021.43	$ 3.47
Class Z **	.62%
Actual		$ 1,000	$ 1,290.20	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.78	$ 3.12

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® International Capital Appreciation Fund	.85%
Actual		$ 4.69
Hypothetical- B		$ 4.27

Fidelity® Worldwide Fund
Class Z	.56%
Actual		$ 3.19
Hypothetical- B		$ 2.82

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Diversified International Fund
Fidelity International Capital Appreciation Fund
Fidelity Overseas Fund
Fidelity Worldwide Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund and each class of each fund into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of each fund would be no higher than the sum of (i) the lowest contractual management fee rate under each fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to each fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees (for Fidelity Worldwide Fund), and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of each fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of a fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the funds' agreements with FIL were amended to provide that FMR will compensate FIL at a flat fee rate of the net assets sub-advised by it. For Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund, and Fidelity Overseas Fund, the flat rate is 0.44% and for Fidelity Worldwide Fund, the flat rate is 0.38%. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703569.126
IBD-SANN-0624
Fidelity® Total International Equity Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6
Tencent Holdings Ltd. (China, Interactive Media & Services)	2.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8
Linde PLC (United States of America, Chemicals)	1.6
Canadian Pacific Kansas City Ltd. (Canada, Ground Transportation)	1.5
Shell PLC ADR (United States of America, Oil, Gas & Consumable Fuels)	1.5
BAE Systems PLC (United Kingdom, Aerospace & Defense)	1.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
19.6

Market Sectors (% of Fund's net assets)

Financials	21.6
Industrials	19.4
Information Technology	16.3
Consumer Discretionary	10.7
Materials	10.6
Energy	6.4
Health Care	5.3
Communication Services	4.4
Consumer Staples	2.2
Real Estate	0.3
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 2.5%
BHP Group Ltd.	76,303	2,092,695
Commonwealth Bank of Australia	5,371	393,531
Glencore PLC	300,352	1,747,617
Imdex Ltd.	54,721	73,385
Macquarie Group Ltd.	7,987	956,352
Paladin Energy Ltd. (Australia) (a)	93,875	833,117
Steadfast Group Ltd.	26,314	95,768
Woodside Energy Group Ltd.	31,644	566,966
TOTAL AUSTRALIA		6,759,431
Belgium - 0.7%
Azelis Group NV	18,963	458,173
KBC Ancora	3,021	146,209
KBC Group NV	10,268	765,965
UCB SA	4,522	601,063
TOTAL BELGIUM		1,971,410
Brazil - 0.6%
Localiza Rent a Car SA	269	2,540
Suzano SA	96,710	1,088,793
XP, Inc. Class A	28,248	578,237
TOTAL BRAZIL		1,669,570
Canada - 6.8%
Barrick Gold Corp.	112,765	1,876,410
CAE, Inc. (a)	61,625	1,188,944
Cameco Corp.	23,170	1,057,137
Canadian Natural Resources Ltd.	15,965	1,209,798
Canadian Pacific Kansas City Ltd.	51,958	4,076,173
Constellation Software, Inc.	821	2,113,721
Constellation Software, Inc. warrants 3/31/40 (a)(b)	921	0
Franco-Nevada Corp.	10,738	1,292,632
McCoy Global, Inc.	7,000	9,763
Nutrien Ltd.	16,669	878,947
Osisko Gold Royalties Ltd.	5,879	90,321
Pason Systems, Inc.	8,425	95,777
Richelieu Hardware Ltd.	30,530	861,577
Suncor Energy, Inc.	41,159	1,570,539
The Toronto-Dominion Bank	35,467	2,104,086
TOTAL CANADA		18,425,825
Chile - 0.6%
Antofagasta PLC	60,884	1,681,315
China - 9.5%
Alibaba Group Holding Ltd.	208,932	1,956,244
China Life Insurance Co. Ltd. (H Shares)	1,690,374	2,226,093
Chlitina Holding Ltd.	9,200	52,918
Chlitina Holding Ltd. rights 5/13/24 (a)	277	272
Haier Smart Home Co. Ltd. (A Shares)	673,400	2,801,559
Hansoh Pharmaceutical Group Co. Ltd. (c)	674,778	1,491,054
Industrial & Commercial Bank of China Ltd. (H Shares)	2,459,996	1,319,120
Kweichow Moutai Co. Ltd. (A Shares)	6,700	1,570,923
Meituan Class B (a)(c)	151,696	2,071,338
New Oriental Education & Technology Group, Inc. (a)	161,871	1,286,221
PDD Holdings, Inc. ADR (a)	8,771	1,097,954
Shangri-La Asia Ltd.	887,393	618,949
Shenzhen Inovance Technology Co. Ltd. (A Shares)	138,200	1,133,373
Tencent Holdings Ltd.	167,191	7,336,876
Tsingtao Brewery Co. Ltd. (H Shares)	104,841	755,526
TOTAL CHINA		25,718,420
Denmark - 1.9%
Novo Nordisk A/S Series B	38,199	4,898,728
Spar Nord Bank A/S	5,121	90,859
TOTAL DENMARK		4,989,587
Egypt - 0.0%
Integrated Diagnostics Holdings PLC (a)(c)	57,949	17,790
Finland - 0.4%
Kone OYJ (B Shares)	8,704	425,432
Mandatum Holding OY	15,224	70,707
Sampo Oyj (A Shares)	15,722	636,241
TOTAL FINLAND		1,132,380
France - 8.0%
Air Liquide SA	5,257	1,028,157
Airbus Group NV	15,422	2,537,810
ALTEN	2,867	338,705
AXA SA	55,327	1,915,419
BNP Paribas SA	19,576	1,408,725
Capgemini SA	3,484	732,271
Edenred SA	20,512	973,247
Laurent-Perrier Group SA	343	44,658
Lectra	10,752	367,185
Legrand SA	11,347	1,166,092
LISI	1,912	50,196
LVMH Moet Hennessy Louis Vuitton SE	3,995	3,281,638
Safran SA	14,877	3,225,810
TotalEnergies SE	39,128	2,840,643
Vetoquinol SA	1,238	124,589
VINCI SA	7,247	849,175
Vivendi SA	64,074	654,121
TOTAL FRANCE		21,538,441
Germany - 5.4%
Bayer AG	6,578	191,998
Bayerische Motoren Werke AG (BMW)	6,092	666,067
Covestro AG (a)(c)	4,122	206,665
CTS Eventim AG	4,903	435,342
Deutsche Borse AG	4,662	898,796
DHL Group	17,037	713,338
Fresenius SE & Co. KGaA	15,131	451,654
Hannover Reuck SE	3,759	932,297
Infineon Technologies AG	8,643	299,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,202	968,659
Nexus AG	1,420	78,347
Rheinmetall AG	4,013	2,214,999
RWE AG	19,870	692,182
SAP SE	17,688	3,193,870
Scout24 AG (c)	1,301	95,940
Siemens AG	10,426	1,953,140
Stabilus Se	867	53,850
Vonovia SE	18,812	543,592
TOTAL GERMANY		14,590,674
Greece - 0.8%
Athens International Airport SA	5,000	44,342
National Bank of Greece SA (a)	252,340	2,035,887
TOTAL GREECE		2,080,229
Hong Kong - 0.7%
AIA Group Ltd.	79,300	580,822
Pacific Basin Shipping Ltd.	2,273,143	787,094
Prudential PLC	71,948	625,757
TOTAL HONG KONG		1,993,673
Hungary - 0.5%
Richter Gedeon PLC	49,772	1,267,445
India - 3.5%
Axis Bank Ltd.	84,275	1,175,984
Bharat Heavy Electricals Ltd.	213,641	718,425
HDFC Bank Ltd.	90,769	1,647,950
ICICI Bank Ltd.	92,288	1,271,270
Jio Financial Services Ltd.	2,800	12,605
JK Cement Ltd.	13,714	655,834
Kotak Mahindra Bank Ltd.	15,849	307,944
Larsen & Toubro Ltd.	24,637	1,058,743
Reliance Industries Ltd.	7,800	273,735
Reliance Industries Ltd. GDR (c)	13,515	955,511
Shree Cement Ltd.	130	38,049
Solar Industries India Ltd.	8,878	951,747
Zomato Ltd. (a)	110,691	255,394
TOTAL INDIA		9,323,191
Indonesia - 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	1,256,388	380,313
Ireland - 0.3%
AerCap Holdings NV (a)	1,469	124,116
Bank of Ireland Group PLC	54,478	584,005
Cairn Homes PLC	29,504	49,991
Irish Residential Properties REIT PLC	43,251	45,742
TOTAL IRELAND		803,854
Israel - 0.3%
Ituran Location & Control Ltd.	3,644	93,578
NICE Ltd. sponsored ADR (a)	3,042	679,917
Tel Aviv Stock Exchange Ltd.	7,200	47,703
TOTAL ISRAEL		821,198
Italy - 2.1%
Eni SpA	82,393	1,323,371
Interpump Group SpA	14,603	640,204
Mediobanca SpA	64,885	924,424
Prada SpA	89,500	729,901
Prysmian SpA	10,046	548,705
Ryanair Holdings PLC sponsored ADR	5,726	779,881
UniCredit SpA	21,286	781,289
TOTAL ITALY		5,727,775
Japan - 11.9%
Ai Holdings Corp.	1,750	26,916
Artnature, Inc.	5,300	25,502
Aucnet, Inc.	3,000	49,374
Azbil Corp.	42,839	1,196,493
Broadleaf Co. Ltd.	22,600	82,328
Central Automotive Products Ltd.	1,600	58,568
Curves Holdings Co. Ltd.	23,700	111,311
Daiichi Sankyo Kabushiki Kaisha	4,175	140,521
Daiichikosho Co. Ltd.	4,000	46,690
Daikokutenbussan Co. Ltd.	800	40,904
DENSO Corp.	61,004	1,039,699
Digital Hearts Holdings Co. Ltd.	7,900	48,103
Eisai Co. Ltd.	5,880	241,486
Elan Corp.	7,900	45,351
Fast Retailing Co. Ltd.	931	243,428
FUJIFILM Holdings Corp.	34,600	736,028
Fujitec Co. Ltd.	4,000	98,654
Fujitsu Ltd.	42,659	659,003
Funai Soken Holdings, Inc.	2,650	40,092
Goldcrest Co. Ltd.	6,560	105,742
Hitachi Ltd.	26,276	2,424,242
Hoya Corp.	9,590	1,111,863
Ibiden Co. Ltd.	7,552	287,078
INPEX Corp.	33,594	503,231
Itochu Corp.	36,354	1,640,102
Keyence Corp.	5,584	2,455,675
Koshidaka Holdings Co. Ltd.	19,200	105,037
Kusuri No Aoki Holdings Co. Ltd.	2,900	54,069
Lasertec Corp.	6,450	1,391,300
LY Corp.	67,344	161,803
Medikit Co. Ltd.	2,300	41,117
Minebea Mitsumi, Inc.	14,796	277,134
Miroku Jyoho Service Co., Ltd.	2,600	27,967
Misumi Group, Inc.	24,724	401,959
Mitsubishi Heavy Industries Ltd.	100,940	902,516
Mitsubishi UFJ Financial Group, Inc.	181,563	1,808,614
Mitsuboshi Belting Ltd.	900	27,604
Nagaileben Co. Ltd.	6,400	95,473
Nihon Parkerizing Co. Ltd.	16,100	123,811
NOF Corp.	17,415	233,638
NS Tool Co. Ltd.	6,100	35,686
NSD Co. Ltd.	5,500	107,503
OBIC Co. Ltd.	1,250	160,583
ORIX Corp.	45,848	938,298
Paramount Bed Holdings Co. Ltd.	2,400	40,892
ProNexus, Inc.	4,800	34,933
Recruit Holdings Co. Ltd.	36,700	1,580,572
Renesas Electronics Corp.	50,972	827,569
San-Ai Obbli Co. Ltd.	4,000	52,475
Shin-Etsu Chemical Co. Ltd.	34,165	1,322,491
SHO-BOND Holdings Co. Ltd.	17,980	694,332
Shoei Co. Ltd.	2,000	25,624
SK Kaken Co. Ltd.	2,200	110,792
SoftBank Group Corp.	10,133	498,347
Software Service, Inc.	800	68,478
Sony Group Corp.	3,622	299,363
Sumitomo Mitsui Financial Group, Inc.	26,218	1,489,282
Suzuki Motor Corp.	55,383	644,979
Techno Medica Co. Ltd.	500	5,522
The Monogatari Corp.	3,160	85,378
TIS, Inc.	13,137	280,561
Tocalo Co. Ltd.	5,600	64,529
Tokio Marine Holdings, Inc.	36,958	1,168,109
Toyota Motor Corp.	89,504	2,041,461
USS Co. Ltd.	42,200	322,378
YAKUODO Holdings Co. Ltd.	4,000	72,666
YONEX Co. Ltd.	3,700	29,505
TOTAL JAPAN		32,112,734
Korea (South) - 3.8%
BGF Retail Co. Ltd.	631	59,321
HD Hyundai Marine Solution Co. Ltd. (d)	200	12,035
Hd Hyundai Mipo (a)	14,756	792,344
Hyundai Motor Co. Ltd.	5,136	921,257
Korea Aerospace Industries Ltd.	40,244	1,494,293
Samsung Biologics Co. Ltd. (a)(c)	1,267	710,133
Samsung Electronics Co. Ltd.	114,103	6,324,846
TOTAL KOREA (SOUTH)		10,314,229
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	14,716	370,479
Mexico - 0.6%
Grupo Financiero Banorte S.A.B. de CV Series O	76,309	755,261
Wal-Mart de Mexico SA de CV Series V	212,078	791,327
TOTAL MEXICO		1,546,588
Netherlands - 3.0%
Aalberts Industries NV	13,075	626,798
ASML Holding NV (Netherlands)	6,474	5,753,168
BE Semiconductor Industries NV	4,653	623,193
IMCD NV	5,431	824,476
Universal Music Group NV	10,768	318,318
TOTAL NETHERLANDS		8,145,953
Norway - 0.1%
Kongsberg Gruppen ASA	4,065	287,626
Medistim ASA	1,929	31,518
TOTAL NORWAY		319,144
Peru - 0.5%
Credicorp Ltd. (United States)	8,831	1,462,502
Poland - 0.4%
Powszechna Kasa Oszczednosci Bank SA	79,500	1,189,639
Russia - 0.1%
LUKOIL PJSC sponsored ADR (a)(b)	15,040	189,504
Sberbank of Russia sponsored ADR (a)(b)	62,556	1,114
Yandex NV Series A (a)(b)	15,421	178,884
TOTAL RUSSIA		369,502
Singapore - 0.3%
United Overseas Bank Ltd.	39,748	882,040
South Africa - 1.6%
Anglo American PLC (United Kingdom)	26,856	877,586
FirstRand Ltd.	348,928	1,204,553
Impala Platinum Holdings Ltd.	212,900	947,736
MTN Group Ltd.	251,234	1,204,116
Thungela Resources Ltd.	4,647	31,995
TOTAL SOUTH AFRICA		4,265,986
Spain - 1.2%
Amadeus IT Holding SA Class A	9,257	587,578
Banco Santander SA (Spain) (e)	413,878	2,019,851
Cellnex Telecom SA (c)	9,784	323,407
Fluidra SA	1,501	31,877
Unicaja Banco SA (c)	147,836	193,585
TOTAL SPAIN		3,156,298
Sweden - 3.3%
Addlife AB	4,162	38,748
AddTech AB (B Shares)	22,156	468,034
ASSA ABLOY AB (B Shares) (e)	39,516	1,044,069
Atlas Copco AB (A Shares)	168,615	2,953,475
Autoliv, Inc.	6,783	812,536
Bergman & Beving AB (B Shares)	5,200	105,459
Epiroc AB (A Shares)	53,837	995,305
Hemnet Group AB	5,515	144,626
Investor AB (B Shares)	56,107	1,386,587
INVISIO AB	4,173	92,204
John Mattson Fastighetsforetagen AB (a)	10,132	51,118
Lagercrantz Group AB (B Shares)	51,594	767,328
TOTAL SWEDEN		8,859,489
Switzerland - 1.6%
Schindler Holding AG:
(participation certificate)	1,917	479,641
(Reg.)	107	26,132
Swiss Life Holding AG	867	585,702
Tecan Group AG	294	104,583
UBS Group AG	35,290	931,725
UBS Group AG	42,597	1,143,729
Zurich Insurance Group Ltd.	2,402	1,160,694
TOTAL SWITZERLAND		4,432,206
Taiwan - 5.2%
Addcn Technology Co. Ltd.	12,354	75,950
Asia Vital Components Co. Ltd.	40,363	794,774
ECLAT Textile Co. Ltd.	74,231	1,165,885
HIWIN Technologies Corp.	150,445	1,061,976
Taiwan Semiconductor Manufacturing Co. Ltd.	408,852	9,772,052
Yageo Corp.	61,403	1,169,149
TOTAL TAIWAN		14,039,786
United Kingdom - 6.6%
AstraZeneca PLC (United Kingdom)	6,864	1,038,173
B&M European Value Retail SA	38,769	251,423
BAE Systems PLC	208,813	3,473,023
Barratt Developments PLC	145,568	827,074
Beazley PLC	51,346	425,377
Bodycote PLC	22,668	197,141
Clarkson PLC	1,639	79,565
Compass Group PLC	65,316	1,816,681
DP Poland PLC (a)	175,000	24,054
Flutter Entertainment PLC (a)	1,867	348,187
Games Workshop Group PLC	550	68,107
Howden Joinery Group PLC	19,094	209,004
HSBC Holdings PLC (United Kingdom)	71,732	621,770
Imperial Brands PLC	22,705	518,813
InterContinental Hotel Group PLC ADR	15,974	1,571,043
JD Sports Fashion PLC	171,714	248,037
Lloyds Banking Group PLC	1,406,368	907,647
London Stock Exchange Group PLC	13,632	1,502,793
Oxford Instruments PLC	2,000	56,480
Rightmove PLC	57,260	368,479
Rolls-Royce Holdings PLC (a)	97,312	499,018
Sage Group PLC	39,703	578,463
Spectris PLC	29,093	1,210,560
Spirax-Sarco Engineering PLC	450	49,735
Standard Chartered PLC (United Kingdom)	102,537	880,951
Unite Group PLC	4,500	52,181
TOTAL UNITED KINGDOM		17,823,779
United States of America - 10.8%
CRH PLC	33,636	2,604,099
CRH PLC	19,385	1,510,517
Experian PLC	39,805	1,605,493
Ferguson PLC	2,848	603,559
GSK PLC	68,249	1,415,957
Linde PLC	9,854	4,345,220
Marsh & McLennan Companies, Inc.	8,881	1,771,138
MasterCard, Inc. Class A	3,526	1,590,931
Microsoft Corp.	2,200	856,526
Moody's Corp.	3,732	1,382,072
Morningstar, Inc.	984	278,128
Nestle SA (Reg. S)	19,628	1,970,655
Otis Worldwide Corp.	6,094	555,773
PriceSmart, Inc.	3,242	261,273
S&P Global, Inc.	3,211	1,335,230
Shell PLC ADR	55,600	3,984,296
Sherwin-Williams Co.	4,965	1,487,564
Visa, Inc. Class A	5,900	1,584,799
TOTAL UNITED STATES OF AMERICA		29,143,230
TOTAL COMMON STOCKS (Cost $206,221,740)		259,326,105

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (a)(b)(f)	577	132,981
Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.2%
Gerdau SA sponsored ADR	287,899	1,001,889
Itau Unibanco Holding SA	167,623	1,012,336
Petroleo Brasileiro SA - Petrobras sponsored ADR	76,186	1,292,876
		3,307,101
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	11,074	564,237
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,871,338
TOTAL PREFERRED STOCKS (Cost $3,517,621)		4,004,319

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	5,838,343	5,839,511
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	2,774,793	2,775,071
TOTAL MONEY MARKET FUNDS (Cost $8,614,578)		8,614,582

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $218,353,939)	271,945,006
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,254,309)
NET ASSETS - 100.0%	270,690,697

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,065,423 or 2.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,981 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,162,285	40,815,150	40,137,864	165,141	(61)	1	5,839,511	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	21,697	10,976,984	8,223,610	1,995	-	-	2,775,071	0.0%
Total	5,183,982	51,792,134	48,361,474	167,136	(61)	1	8,614,582

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,975,880	2,016,826	9,647,189	311,865
Consumer Discretionary	29,077,460	5,964,473	23,112,987	-
Consumer Staples	6,218,827	1,097,258	5,121,569	-
Energy	16,790,734	10,207,692	6,393,538	189,504
Financials	58,470,721	32,983,231	25,486,376	1,114
Health Care	14,252,483	2,907,735	11,344,748	-
Industrials	52,402,542	16,106,156	36,296,386	-
Information Technology	44,012,831	13,438,824	30,574,007	-
Materials	28,638,389	18,434,851	10,203,538	-
Real Estate	798,375	149,041	649,334	-
Utilities	692,182	-	692,182	-

Money Market Funds	8,614,582	8,614,582	-	-
Total Investments in Securities:	271,945,006	111,920,669	159,521,854	502,483
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,554,943) - See accompanying schedule:
Unaffiliated issuers (cost $209,739,361)	$263,330,424
Fidelity Central Funds (cost $8,614,578)	8,614,582

Total Investment in Securities (cost $218,353,939)		$271,945,006
Cash		55,557
Foreign currency held at value (cost $315,228)		315,098
Receivable for investments sold		735,365
Receivable for fund shares sold		154,113
Dividends receivable		854,671
Reclaims receivable		281,312
Distributions receivable from Fidelity Central Funds		27,726
Prepaid expenses		83
Other receivables		18,541
Total assets		274,387,472
Liabilities
Payable for investments purchased
Regular delivery	$334,490
Delayed delivery	12,155
Payable for fund shares redeemed	37,521
Accrued management fee	204,937
Distribution and service plan fees payable	12,338
Deferred taxes	254,400
Other payables and accrued expenses	65,863
Collateral on securities loaned	2,775,071
Total liabilities		3,696,775
Net Assets		$270,690,697
Net Assets consist of:
Paid in capital		$225,985,784
Total accumulated earnings (loss)		44,704,913
Net Assets		$270,690,697

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,650,174 ÷ 1,930,829 shares)(a)		$11.21
Maximum offering price per share (100/94.25 of $11.21)		$11.89
Class M :
Net Asset Value and redemption price per share ($12,284,835 ÷ 1,087,706 shares)(a)		$11.29
Maximum offering price per share (100/96.50 of $11.29)		$11.70
Class C :
Net Asset Value and offering price per share ($3,037,887 ÷ 270,935 shares)(a)		$11.21
Total International Equity :
Net Asset Value, offering price and redemption price per share ($135,580,362 ÷ 12,048,077 shares)		$11.25
Class I :
Net Asset Value, offering price and redemption price per share ($65,890,808 ÷ 5,879,687 shares)		$11.21
Class Z :
Net Asset Value, offering price and redemption price per share ($32,246,631 ÷ 2,859,283 shares)		$11.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$2,944,423
Income from Fidelity Central Funds (including $1,995 from security lending)		167,136
Income before foreign taxes withheld		$3,111,559
Less foreign taxes withheld		(257,215)
Total income		2,854,344
Expenses
Management fee
Basic fee	$944,357
Performance adjustment	50,706
Transfer agent fees	137,711
Distribution and service plan fees	70,415
Accounting fees	41,953
Custodian fees and expenses	45,570
Independent trustees' fees and expenses	631
Registration fees	44,409
Audit	56,616
Legal	1,264
Miscellaneous	483
Total expenses before reductions	1,394,115
Expense reductions	(34,901)
Total expenses after reductions		1,359,214
Net Investment income (loss)		1,495,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $196,696)	1,577,747
Fidelity Central Funds	(61)
Foreign currency transactions	(23,165)
Total net realized gain (loss)		1,554,521
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $91,311)	39,516,862
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(7,865)
Total change in net unrealized appreciation (depreciation)		39,508,998
Net gain (loss)		41,063,519
Net increase (decrease) in net assets resulting from operations		$42,558,649
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,495,130	$3,409,289
Net realized gain (loss)	1,554,521	(5,236,290)
Change in net unrealized appreciation (depreciation)	39,508,998	20,080,804
Net increase (decrease) in net assets resulting from operations	42,558,649	18,253,803
Distributions to shareholders	(3,300,481)	(1,806,040)

Share transactions - net increase (decrease)	8,730,976	52,136,162
Total increase (decrease) in net assets	47,989,144	68,583,925

Net Assets
Beginning of period	222,701,553	154,117,628
End of period	$270,690,697	$222,701,553

Financial Highlights
Fidelity Advisor® Total International Equity Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.56	$8.56	$12.48	$9.60	$9.34	$8.20
Income from Investment Operations
Net investment income (loss) A,B	.05	.13	.15	.11 C	.05	.14
Net realized and unrealized gain (loss)	1.72	.95	(3.10)	3.03	.35	1.05
Total from investment operations	1.77	1.08	(2.95)	3.14	.40	1.19
Distributions from net investment income	(.12)	(.08)	(.19)	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	(.77)	(.20)	-	-
Total distributions	(.12)	(.08)	(.97) D	(.26)	(.14)	(.05)
Net asset value, end of period	$11.21	$9.56	$8.56	$12.48	$9.60	$9.34
Total Return E,F,G	18.59%	12.66%	(25.44)%	33.04%	4.31%	14.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.31% J	1.39%	1.56%	1.60%	1.66%	1.51%
Expenses net of fee waivers, if any	1.27 % J	1.29%	1.30%	1.34%	1.39%	1.45%
Expenses net of all reductions	1.27% J	1.29%	1.30%	1.34%	1.37%	1.44%
Net investment income (loss)	.93% J	1.33%	1.55%	.91% C	.58%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$21,650	$17,343	$12,786	$8,642	$6,091	$7,249
Portfolio turnover rate K	28 % J	28%	31%	39%	37%	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$8.61	$12.53	$9.65	$9.38	$8.22
Income from Investment Operations
Net investment income (loss) A,B	.04	.11	.13	.08 C	.03	.11
Net realized and unrealized gain (loss)	1.72	.95	(3.12)	3.04	.36	1.07
Total from investment operations	1.76	1.06	(2.99)	3.12	.39	1.18
Distributions from net investment income	(.09)	(.05)	(.15)	(.04)	(.12)	(.02)
Distributions from net realized gain	-	-	(.77)	(.20)	-	-
Total distributions	(.09)	(.05)	(.93) D	(.24)	(.12)	(.02)
Net asset value, end of period	$11.29	$9.62	$8.61	$12.53	$9.65	$9.38
Total Return E,F,G	18.41%	12.34%	(25.59)%	32.63%	4.13%	14.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.56% J	1.66%	1.80%	1.83%	1.90%	1.76%
Expenses net of fee waivers, if any	1.51 % J	1.54%	1.55%	1.59%	1.64%	1.70%
Expenses net of all reductions	1.51% J	1.54%	1.55%	1.59%	1.62%	1.69%
Net investment income (loss)	.68% J	1.09%	1.29%	.65% C	.33%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$12,285	$10,624	$9,876	$12,936	$10,620	$11,733
Portfolio turnover rate K	28 % J	28%	31%	39%	37%	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.53	$8.53	$12.41	$9.57	$9.30	$8.17
Income from Investment Operations
Net investment income (loss) A,B	.01	.06	.08	.02 C	(.02)	.07
Net realized and unrealized gain (loss)	1.72	.95	(3.11)	3.02	.36	1.06
Total from investment operations	1.73	1.01	(3.03)	3.04	.34	1.13
Distributions from net investment income	(.05)	(.01)	(.07)	-	(.07)	-
Distributions from net realized gain	-	-	(.77)	(.20)	-	-
Total distributions	(.05)	(.01)	(.85) D	(.20)	(.07)	-
Net asset value, end of period	$11.21	$9.53	$8.53	$12.41	$9.57	$9.30
Total Return E,F,G	18.16%	11.82%	(26.04)%	32.00%	3.62%	13.83%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.06% J	2.18%	2.34%	2.40%	2.46%	2.33%
Expenses net of fee waivers, if any	2.02 % J	2.04%	2.05%	2.10%	2.14%	2.20%
Expenses net of all reductions	2.02% J	2.04%	2.05%	2.10%	2.12%	2.19%
Net investment income (loss)	.18% J	.58%	.79%	.15% C	(.17)%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$3,038	$2,475	$1,893	$1,982	$1,827	$2,203
Portfolio turnover rate K	28 % J	28%	31%	39%	37%	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Total International Equity Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.60	$8.60	$12.54	$9.64	$9.37	$8.23
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	.18	.14 C	.08	.16
Net realized and unrealized gain (loss)	1.73	.94	(3.12)	3.04	.35	1.06
Total from investment operations	1.79	1.10	(2.94)	3.18	.43	1.22
Distributions from net investment income	(.14)	(.10)	(.23)	(.08)	(.16)	(.08)
Distributions from net realized gain	-	-	(.77)	(.20)	-	-
Total distributions	(.14)	(.10)	(1.00)	(.28)	(.16)	(.08)
Net asset value, end of period	$11.25	$9.60	$8.60	$12.54	$9.64	$9.37
Total Return D,E	18.82%	12.80%	(25.25)%	33.37%	4.65%	14.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03% H	1.11%	1.23%	1.27%	1.34%	1.20%
Expenses net of fee waivers, if any	1.01 % H	1.04%	1.05%	1.09%	1.14%	1.20%
Expenses net of all reductions	1.01% H	1.04%	1.05%	1.09%	1.12%	1.19%
Net investment income (loss)	1.18% H	1.58%	1.79%	1.16% C	.83%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$135,580	$108,561	$86,458	$82,604	$61,362	$70,251
Portfolio turnover rate I	28 % H	28%	31%	39%	37%	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.56	$8.56	$12.49	$9.60	$9.35	$8.19
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	.17	.14 C	.08	.16
Net realized and unrealized gain (loss)	1.73	.94	(3.10)	3.03	.34	1.07
Total from investment operations	1.79	1.10	(2.93)	3.17	.42	1.23
Distributions from net investment income	(.14)	(.10)	(.23)	(.08)	(.17)	(.07)
Distributions from net realized gain	-	-	(.77)	(.20)	-	-
Total distributions	(.14)	(.10)	(1.00)	(.28)	(.17)	(.07)
Net asset value, end of period	$11.21	$9.56	$8.56	$12.49	$9.60	$9.35
Total Return D,E	18.90%	12.86%	(25.28)%	33.40%	4.50%	15.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02% H	1.09%	1.22%	1.26%	1.33%	1.18%
Expenses net of fee waivers, if any	.99 % H	1.04%	1.04%	1.06%	1.14%	1.18%
Expenses net of all reductions	.99% H	1.04%	1.04%	1.06%	1.13%	1.17%
Net investment income (loss)	1.20% H	1.58%	1.80%	1.18% C	.82%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$65,891	$57,299	$35,423	$5,714	$2,073	$3,086
Portfolio turnover rate I	28 % H	28%	31%	39%	37%	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$8.61	$12.53	$9.62	$9.36	$8.22
Income from Investment Operations
Net investment income (loss) A,B	.07	.17	.19	.16 C	.09	.18
Net realized and unrealized gain (loss)	1.73	.95	(3.11)	3.03	.35	1.05
Total from investment operations	1.80	1.12	(2.92)	3.19	.44	1.23
Distributions from net investment income	(.15)	(.10)	(.23)	(.08)	(.18)	(.09)
Distributions from net realized gain	-	-	(.77)	(.20)	-	-
Total distributions	(.15)	(.10)	(1.00)	(.28)	(.18)	(.09)
Net asset value, end of period	$11.28	$9.63	$8.61	$12.53	$9.62	$9.36
Total Return D,E	18.88%	13.04%	(25.09)%	33.54%	4.74%	15.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.95%	1.10%	1.16%	1.22%	1.09%
Expenses net of fee waivers, if any	.86 % H	.89%	.90%	.94%	.98%	1.04%
Expenses net of all reductions	.86% H	.89%	.90%	.94%	.97%	1.03%
Net investment income (loss)	1.33% H	1.74%	1.94%	1.31% C	.99%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$32,247	$26,401	$7,681	$5,752	$3,422	$3,815
Portfolio turnover rate I	28 % H	28%	31%	39%	37%	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,884,284
Gross unrealized depreciation	(12,855,226)
Net unrealized appreciation (depreciation)	$52,029,058
Tax cost	$219,915,948

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,386,318)
Long-term	(4,085,728)
Total capital loss carryforward	$(8,472,046)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	40,263,157	35,767,343

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Total International Equity	.87
Class I	.85
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Total International Equity	.83
Class I	.85
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Total International Equity Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Total International Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .04%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	25,682	551
Class M	.25%	.25%	29,982	128
Class C	.75%	.25%	14,751	4,432
			70,415	5,111

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,353
Class M	284
Class CA	27
3,664

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.2000%
Class C	0.2000%
Total International Equity	0.1875%
Class I	0.1643%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	13,490.20
Class M	8,049.21
Class C	2,032.21
Total International Equity	74,318.18
Class I	35,680.16
Class Z	4,142.04
	137,711

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Total International Equity Fund	0.0497%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total International Equity Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total International Equity Fund	154

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Total International Equity Fund	983,451	602,835	81,175

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Total International Equity Fund	234

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Equity Fund	222	-	-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.20%	3,963
Class M	1.45%	2,250
Class C	1.95%	559
Total International Equity	.95%	6,252
Class I	.95%	5,295
Class Z	.80%	5,052
		23,371

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	19

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,511.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Total International Equity Fund
Distributions to shareholders
Class A	$214,708	$136,043
Class M	103,563	60,649
Class C	12,847	1,760
Total International Equity	1,657,937	1,034,854
Class I	886,527	451,131
Class Z	424,899	121,603
Total	$3,300,481	$1,806,040

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Total International Equity Fund
Class A
Shares sold	247,667	883,201	$2,664,241	$8,694,442
Reinvestment of distributions	20,725	14,206	213,883	135,808
Shares redeemed	(152,186)	(575,856)	(1,659,761)	(5,858,395)
Net increase (decrease)	116,206	321,551	$1,218,363	$2,971,855
Class M
Shares sold	55,306	117,155	$605,704	$1,168,097
Reinvestment of distributions	9,958	6,291	103,562	60,649
Shares redeemed	(82,426)	(165,757)	(897,177)	(1,635,862)
Net increase (decrease)	(17,162)	(42,311)	$(187,911)	$(407,116)
Class C
Shares sold	26,478	113,803	$269,196	$1,148,641
Reinvestment of distributions	1,241	183	12,847	1,757
Shares redeemed	(16,504)	(76,111)	(176,797)	(745,659)
Net increase (decrease)	11,215	37,875	$105,246	$404,739
Total International Equity
Shares sold	1,834,508	4,599,531	$19,791,706	$45,831,869
Reinvestment of distributions	144,359	97,973	1,492,669	939,562
Shares redeemed	(1,234,387)	(3,448,548)	(13,345,666)	(34,371,636)
Net increase (decrease)	744,480	1,248,956	$7,938,709	$12,399,795
Class I
Shares sold	1,214,116	3,922,899	$12,855,245	$39,216,121
Reinvestment of distributions	85,453	46,910	880,163	447,992
Shares redeemed	(1,410,818)	(2,115,326)	(15,301,935)	(21,232,217)
Net increase (decrease)	(111,249)	1,854,483	$(1,566,527)	$18,431,896
Class Z
Shares sold	1,033,147	2,772,393	$11,334,260	$27,649,951
Reinvestment of distributions	37,496	10,898	388,454	104,625
Shares redeemed	(953,770)	(933,308)	(10,499,618)	(9,419,583)
Net increase (decrease)	116,873	1,849,983	$1,223,096	$18,334,993

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Total International Equity Fund
Class A	1.27%
Actual		$ 1,000	$ 1,185.90	$ 6.90
Hypothetical-B		$ 1,000	$ 1,018.55	$ 6.37
Class M	1.51%
Actual		$ 1,000	$ 1,184.10	$ 8.20
Hypothetical-B		$ 1,000	$ 1,017.35	$ 7.57
Class C	2.02%
Actual		$ 1,000	$ 1,181.60	$ 10.96
Hypothetical-B		$ 1,000	$ 1,014.82	$ 10.12
Fidelity® Total International Equity Fund **	1.01%
Actual		$ 1,000	$ 1,188.20	$ 5.50
Hypothetical-B		$ 1,000	$ 1,019.84	$ 5.07
Class I	.99%
Actual		$ 1,000	$ 1,189.00	$ 5.39
Hypothetical-B		$ 1,000	$ 1,019.94	$ 4.97
Class Z	.86%
Actual		$ 1,000	$ 1,188.80	$ 4.68
Hypothetical-B		$ 1,000	$ 1,020.59	$ 4.32

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Total International Equity Fund
Fidelity® Total International Equity Fund	.96%
Actual		$ 5.22
Hypothetical- B		$ 4.82

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Total International Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.912361.114
TIE-SANN-0624
Fidelity® International Discovery K6 Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5
UniCredit SpA (Italy, Banks)	2.5
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
L'Oreal SA (France, Personal Care Products)	1.9
Constellation Software, Inc. (Canada, Software)	1.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.8
Rheinmetall AG (Germany, Aerospace & Defense)	1.7
23.8

Market Sectors (% of Fund's net assets)

Information Technology	19.4
Financials	19.4
Industrials	18.5
Consumer Discretionary	12.9
Health Care	11.0
Materials	5.3
Consumer Staples	4.1
Energy	3.5
Communication Services	2.1
Real Estate	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 2.0%
Aristocrat Leisure Ltd.	74,241	1,894,629
CAR Group Ltd.	160,963	3,490,244
IperionX Ltd. (a)(b)	1,372,311	1,856,175
National Storage REIT unit	2,634,454	3,632,720
Steadfast Group Ltd.	493,532	1,796,171
TOTAL AUSTRALIA		12,669,939
Bailiwick of Jersey - 0.4%
JTC PLC (c)	263,567	2,815,858
Belgium - 1.2%
UCB SA	59,714	7,937,171
Brazil - 1.3%
MercadoLibre, Inc. (a)	3,695	5,389,897
Nu Holdings Ltd. (a)	272,718	2,961,717
TOTAL BRAZIL		8,351,614
Canada - 4.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	85,614	4,745,105
Cameco Corp.	71,645	3,268,821
Canadian Natural Resources Ltd.	125,438	9,505,460
Constellation Software, Inc.	4,541	11,691,116
Constellation Software, Inc. warrants 3/31/40 (a)(d)	4,032	0
Definity Financial Corp.	37,441	1,248,079
Lumine Group, Inc. (a)	11,697	320,411
TOTAL CANADA		30,778,992
China - 0.1%
Chervon Holdings Ltd.	325,605	790,752
Denmark - 3.6%
Novo Nordisk A/S Series B	180,276	23,119,004
France - 11.8%
Air Liquide SA	50,438	9,864,594
Airbus Group NV	39,726	6,537,222
AXA SA	287,906	9,967,297
BNP Paribas SA	72,860	5,243,141
EssilorLuxottica SA	29,373	6,294,451
Hermes International SCA	2,666	6,404,444
L'Oreal SA	25,298	11,869,682
LVMH Moet Hennessy Louis Vuitton SE	16,478	13,535,628
Safran SA	23,160	5,021,830
TOTAL FRANCE		74,738,289
Germany - 6.4%
adidas AG	14,408	3,481,176
Merck KGaA	26,378	4,193,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,565	5,527,342
Nexus AG	22,732	1,254,221
Rheinmetall AG	19,907	10,987,785
SAP SE	42,829	7,733,506
Siemens AG	34,073	6,383,017
Siemens Healthineers AG (c)	23,693	1,313,953
Talanx AG	73	5,508
TOTAL GERMANY		40,879,540
Hong Kong - 0.3%
AIA Group Ltd.	245,190	1,795,859
Hungary - 0.3%
Richter Gedeon PLC	68,212	1,737,020
India - 3.1%
Avenue Supermarts Ltd. (a)(c)	35,781	1,973,834
Computer Age Management Services Private Ltd.	55,070	2,110,134
Delhivery Private Ltd. (a)	203,400	1,093,181
HDFC Bank Ltd.	324,330	5,888,349
HDFC Bank Ltd. sponsored ADR	58,285	3,357,216
Larsen & Toubro Ltd.	59,355	2,550,704
Lenskart Solutions Pvt Ltd. (d)(e)	24,000	661,395
Sona Blw Precision Forgings Ltd. (c)	200,172	1,495,844
Star Health & Allied Insurance Co. Ltd. (a)	52,750	361,118
TOTAL INDIA		19,491,775
Ireland - 1.9%
Cairn Homes PLC	1,840,643	3,118,767
Dalata Hotel Group PLC	787,138	3,544,942
Kingspan Group PLC (Ireland)	58,293	5,216,333
TOTAL IRELAND		11,880,042
Israel - 0.4%
NICE Ltd. sponsored ADR (a)	10,190	2,277,567
Italy - 5.1%
BFF Bank SpA (c)	251,563	3,235,040
Davide Campari Milano NV	233,703	2,349,422
Ferrari NV	10,156	4,221,849
FinecoBank SpA	126,560	1,950,336
Prysmian SpA	73,525	4,015,884
Recordati SpA	16,012	855,255
Ryanair Holdings PLC	3,200	68,186
UniCredit SpA	425,108	15,603,318
TOTAL ITALY		32,299,290
Japan - 17.5%
Capcom Co. Ltd.	179,588	2,956,457
Daiichi Sankyo Kabushiki Kaisha	125,292	4,217,042
Disco Corp.	8,249	2,349,693
Fast Retailing Co. Ltd.	21,071	5,509,415
Fuji Electric Co. Ltd.	78,923	4,909,321
Hitachi Ltd.	163,714	15,104,368
Hoya Corp.	73,714	8,546,388
Itochu Corp.	188,758	8,515,774
JTOWER, Inc. (a)	39,750	811,871
Keyence Corp.	8,858	3,895,481
Mitsubishi Heavy Industries Ltd.	401,340	3,588,428
Mitsubishi UFJ Financial Group, Inc.	582,350	5,800,996
ORIX Corp.	302,956	6,200,121
Pan Pacific International Holdings Ltd.	141,277	3,318,036
Renesas Electronics Corp.	504,966	8,198,503
Shin-Etsu Chemical Co. Ltd.	234,639	9,082,627
Sony Group Corp.	86,295	7,132,400
Sumitomo Mitsui Financial Group, Inc.	76,792	4,362,078
TIS, Inc.	69,144	1,476,679
Tokio Marine Holdings, Inc.	123,220	3,894,540
Visional, Inc. (a)	26,804	1,223,020
TOTAL JAPAN		111,093,238
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	9,049	1,065,610
Korea (South) - 2.3%
HD Hyundai Marine Solution Co. Ltd. (f)	1,600	96,278
Samsung Electronics Co. Ltd.	202,920	11,248,064
SK Hynix, Inc.	24,927	3,067,522
TOTAL KOREA (SOUTH)		14,411,864
Luxembourg - 0.1%
CVC Capital Partners PLC	20,500	371,919
Netherlands - 7.2%
ASML Holding NV (Netherlands)	24,858	22,090,247
BE Semiconductor Industries NV	56,804	7,607,964
IMCD NV	17,795	2,701,445
ING Groep NV (Certificaten Van Aandelen)	228,774	3,616,979
Topicus.Com, Inc.	7,663	624,496
Universal Music Group NV	69,178	2,045,001
Wolters Kluwer NV	48,213	7,241,998
TOTAL NETHERLANDS		45,928,130
Spain - 1.1%
CaixaBank SA	1,135,827	5,989,851
Cie Automotive SA	4,097	108,871
Puig Group SL Class B	24,000	627,514
TOTAL SPAIN		6,726,236
Sweden - 2.7%
ASSA ABLOY AB (B Shares)	101,110	2,671,470
Indutrade AB	198,515	4,651,063
Investor AB (B Shares)	249,545	6,167,070
Kry International AB (a)(d)(e)	71	2,162
Lagercrantz Group AB (B Shares)	234,564	3,488,534
TOTAL SWEDEN		16,980,299
Switzerland - 0.8%
Partners Group Holding AG	3,967	5,133,257
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	661,609	15,813,246
United Kingdom - 11.8%
3i Group PLC	235,973	8,430,714
AstraZeneca PLC (United Kingdom)	71,727	10,848,634
BAE Systems PLC	621,331	10,334,112
Big Yellow Group PLC	132,389	1,786,608
Cab Payments Holdings Ltd. (b)	300,267	499,014
Compass Group PLC	358,526	9,971,944
DCC PLC (United Kingdom)	226	15,490
Diageo PLC	47,973	1,657,931
Flutter Entertainment PLC (a)	21,602	4,028,672
Games Workshop Group PLC	28,447	3,522,604
JD Sports Fashion PLC	863,012	1,246,603
London Stock Exchange Group PLC	67,818	7,476,264
RELX PLC (London Stock Exchange)	156,818	6,443,162
Sage Group PLC	258,443	3,765,451
Starling Bank Ltd. Series D (a)(d)(e)	137,500	517,158
Zegona Communications PLC (a)	1,581,560	4,545,348
TOTAL UNITED KINGDOM		75,089,709
United States of America - 8.1%
Canva, Inc. Class A (d)(e)	400	426,664
CRH PLC	81,083	6,318,145
Globant SA (a)	9,764	1,743,753
Linde PLC	14,414	6,355,997
Microsoft Corp.	14,349	5,586,496
Nestle SA (Reg. S)	25,824	2,592,735
NVIDIA Corp.	9,770	8,441,475
Samsonite International SA (c)	683,802	2,404,022
Schneider Electric SA	35,251	8,037,697
Shell PLC (London)	270,632	9,620,594
TOTAL UNITED STATES OF AMERICA		51,527,578
TOTAL COMMON STOCKS (Cost $495,306,077)		615,703,798

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.0%
ByteDance Ltd. Series E1 (a)(d)(e)	1,533	353,311
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	8,434	41,580
		394,891
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	3,347	411,021
United States of America - 0.0%
Canva, Inc.:
Series A (d)(e)	85	90,666
Series A2 (d)(e)	15	16,000
		106,666
TOTAL CONVERTIBLE PREFERRED STOCKS		912,578
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	413	17,106
TOTAL PREFERRED STOCKS (Cost $1,452,783)		929,684

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	17,518,928	17,522,432
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	721,977	722,049
TOTAL MONEY MARKET FUNDS (Cost $18,244,481)		18,244,481

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $515,003,341)	634,877,963
NET OTHER ASSETS (LIABILITIES) - 0.0%	(160,055)
NET ASSETS - 100.0%	634,717,908

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,238,551 or 2.1% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,537,063 or 0.4% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd. Series E1	11/18/20	167,977

Canva, Inc. Class A	3/18/24	426,664

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789

Kry International AB	5/14/21	30,836

Kry International AB Series E	5/14/21	188,812

Lenskart Solutions Pvt Ltd.	4/30/24	661,395

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,988,977	111,822,952	115,289,506	343,502	9	-	17,522,432	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,348,895	43,060,815	46,687,661	33,947	-	-	722,049	0.0%
Total	25,337,872	154,883,767	161,977,167	377,449	9	-	18,244,481

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	14,202,232	6,590,349	7,258,572	353,311
Consumer Discretionary	82,315,220	35,067,825	46,052,670	1,194,725
Consumer Staples	25,816,223	18,964,209	6,852,014	-
Energy	22,394,875	12,774,281	9,620,594	-
Financials	121,281,920	44,305,263	76,459,499	517,158
Health Care	70,357,751	22,271,150	48,045,021	41,580
Industrials	119,517,902	34,829,998	84,687,904	-
Information Technology	121,850,493	67,637,510	53,782,694	430,289
Materials	33,477,538	12,674,142	20,803,396	-
Real Estate	5,419,328	1,786,608	3,632,720	-

Money Market Funds	18,244,481	18,244,481	-	-
Total Investments in Securities:	634,877,963	275,145,816	357,195,084	2,537,063
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $666,457) - See accompanying schedule:
Unaffiliated issuers (cost $496,758,860)	$616,633,482
Fidelity Central Funds (cost $18,244,481)	18,244,481

Total Investment in Securities (cost $515,003,341)		$634,877,963
Foreign currency held at value (cost $508,228)		507,442
Receivable for investments sold		268,329
Receivable for fund shares sold		271,811
Dividends receivable		2,231,792
Reclaims receivable		998,982
Distributions receivable from Fidelity Central Funds		78,817
Other receivables		3,690
Total assets		639,238,826
Liabilities
Payable to custodian bank	$225,615
Payable for investments purchased
Regular delivery	1,288,909
Delayed delivery	97,241
Payable for fund shares redeemed	1,607,457
Accrued management fee	329,355
Deferred taxes	250,285
Other payables and accrued expenses	7
Collateral on securities loaned	722,049
Total liabilities		4,520,918
Net Assets		$634,717,908
Net Assets consist of:
Paid in capital		$615,949,527
Total accumulated earnings (loss)		18,768,381
Net Assets		$634,717,908
Net Asset Value, offering price and redemption price per share ($634,717,908 ÷ 48,485,486 shares)		$13.09
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$7,457,753
Income from Fidelity Central Funds (including $33,947 from security lending)		377,449
Income before foreign taxes withheld		$7,835,202
Less foreign taxes withheld		(654,440)
Total income		7,180,762
Expenses
Management fee	$1,962,357
Independent trustees' fees and expenses	1,624
Total expenses before reductions	1,963,981
Expense reductions	(184)
Total expenses after reductions		1,963,797
Net Investment income (loss)		5,216,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $54,311)	(5,493,420)
Redemptions in-kind	20,280,317
Fidelity Central Funds	9
Foreign currency transactions	63,984
Total net realized gain (loss)		14,850,890
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $79,035)	111,097,189
Assets and liabilities in foreign currencies	(21,513)
Total change in net unrealized appreciation (depreciation)		111,075,676
Net gain (loss)		125,926,566
Net increase (decrease) in net assets resulting from operations		$131,143,531
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,216,965	$9,659,359
Net realized gain (loss)	14,850,890	(54,707,568)
Change in net unrealized appreciation (depreciation)	111,075,676	74,783,062
Net increase (decrease) in net assets resulting from operations	131,143,531	29,734,853
Distributions to shareholders	(11,176,994)	(4,996,303)

Share transactions
Proceeds from sales of shares	99,285,667	197,751,242
Reinvestment of distributions	11,176,992	4,996,303
Cost of shares redeemed	(179,094,672)	(112,155,117)

Net increase (decrease) in net assets resulting from share transactions	(68,632,013)	90,592,428
Total increase (decrease) in net assets	51,334,524	115,330,978

Net Assets
Beginning of period	583,383,384	468,052,406
End of period	$634,717,908	$583,383,384

Other Information
Shares
Sold	8,107,016	17,226,620
Issued in reinvestment of distributions	955,298	448,904
Redeemed	(14,314,437)	(9,674,096)
Net increase (decrease)	(5,252,123)	8,001,428

Financial Highlights
Fidelity® International Discovery K6 Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$10.23	$14.97	$11.29	$10.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.19	.24	.16	.12	.06 D
Net realized and unrealized gain (loss)	2.33	.55	(4.70)	3.60	.77	.43
Total from investment operations	2.43	.74	(4.46)	3.76	.89	.49
Distributions from net investment income	(.20)	(.11)	(.28)	(.08)	(.04)	-
Distributions from net realized gain	-	-	-	-	(.05)	-
Total distributions	(.20)	(.11)	(.28)	(.08)	(.09)	-
Net asset value, end of period	$13.09	$10.86	$10.23	$14.97	$11.29	$10.49
Total Return E,F	22.57%	7.19%	(30.35)%	33.43%	8.51%	4.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.60%	.60%	.60%	.60%	.60% I
Expenses net of fee waivers, if any	.60 % I	.60%	.60%	.60%	.60%	.60% I
Expenses net of all reductions	.60% I	.60%	.60%	.60%	.60%	.60% I
Net investment income (loss)	1.60% I	1.62%	1.98%	1.11%	1.16%	1.67% D,I
Supplemental Data
Net assets, end of period (000 omitted)	$634,718	$583,383	$468,052	$430,892	$103,173	$61,421
Portfolio turnover rate J	45 % I,K	55% K	50% K	58% K	42% K	59% I,L

AFor the period June 13, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Discovery K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$131,955,059
Gross unrealized depreciation	(13,744,153)
Net unrealized appreciation (depreciation)	$118,210,906
Tax cost	$516,667,057

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(80,207,263)
Long-term	(38,118,644)
Total capital loss carryforward	$(118,325,907)

Due to large subscriptions in a prior period, approximately $75,073,225 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $11,985,573 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	140,176,153	177,700,870

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Discovery K6 Fund	5,635,980	20,280,317	69,040,756

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	3,165,883	36,396,996

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	8,198,739	94,487,059
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Discovery K6 Fund	175

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Discovery K6 Fund	1,235,035	7,739,185	(1,509,192)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Discovery K6 Fund	3,691	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $184.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® International Discovery K6 Fund	.60%
Actual		$ 1,000	$ 1,225.70	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.88	$ 3.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Discovery K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893916.104
IGI-K6-SANN-0624
Fidelity® Global Commodity Stock Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	7.3
Shell PLC (London)	6.4
Archer Daniels Midland Co.	5.3
Cenovus Energy, Inc. (Canada)	5.0
Teck Resources Ltd. Class B (sub. vtg.)	5.0
Antero Resources Corp.	4.7
UPM-Kymmene Corp.	3.9
Wheaton Precious Metals Corp.	3.7
Canadian Natural Resources Ltd.	3.2
Nutrien Ltd.	2.9
47.4

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	37.6
Metals & Mining	29.8
Paper & Forest Products	10.1
Food Products	8.8
Chemicals	7.1
Energy Equipment & Services	4.1
Containers & Packaging	1.3
Construction Materials	0.6
Electrical Equipment	0.1

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Chemicals - 7.1%
Fertilizers & Agricultural Chemicals - 7.1%
CF Industries Holdings, Inc.	89,400	7,059,918
Corteva, Inc.	469,100	25,392,383
FMC Corp.	178,400	10,527,384
Nutrien Ltd.	571,783	30,149,804
		73,129,489
Construction Materials - 0.6%
Construction Materials - 0.6%
Ultratech Cement Ltd.	46,500	5,544,218
Containers & Packaging - 1.3%
Paper & Plastic Packaging Products & Materials - 1.3%
Billerud AB	332,200	2,783,807
Smurfit Kappa Group PLC	243,700	10,598,123
		13,381,930
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
GrafTech International Ltd.	683,684	1,175,936
Energy Equipment & Services - 4.1%
Oil & Gas Equipment & Services - 4.1%
Archrock, Inc.	294,893	5,658,997
DOF Group ASA	2,673,600	19,759,874
Kodiak Gas Services, Inc.	304,600	8,279,028
Tidewater, Inc. (a)	58,500	5,373,225
U.S.A. Compression Partners LP	113,900	2,759,797
		41,830,921
Food Products - 8.8%
Agricultural Products & Services - 5.3%
Archer Daniels Midland Co.	918,800	53,896,808
Packaged Foods & Meats - 3.5%
JBS SA	4,800,300	21,669,112
Lamb Weston Holdings, Inc.	51,100	4,258,674
Tyson Foods, Inc. Class A	166,600	10,104,290
		36,032,076
TOTAL FOOD PRODUCTS		89,928,884
Metals & Mining - 29.8%
Aluminum - 0.2%
Alcoa Corp.	65,200	2,291,128
Copper - 3.5%
ERO Copper Corp. (a)	504,240	10,281,493
First Quantum Minerals Ltd.	2,049,471	26,023,138
		36,304,631
Diversified Metals & Mining - 10.3%
Anglo American PLC (United Kingdom)	561,400	18,345,137
BHP Group Ltd. (London) (b)	943,310	26,202,790
Sigma Lithium Corp. (a)(b)	418,409	6,012,537
Sumitomo Metal Mining Co. Ltd.	106,600	3,561,361
Teck Resources Ltd. Class B (sub. vtg.)	1,034,000	50,841,870
		104,963,695
Gold - 6.1%
Alamos Gold, Inc.	624,300	9,183,217
Franco-Nevada Corp.	131,871	15,874,523
Wheaton Precious Metals Corp.	718,200	37,416,412
		62,474,152
Precious Metals & Minerals - 3.5%
Anglo American Platinum Ltd. (b)	112,712	3,926,318
Impala Platinum Holdings Ltd.	1,786,000	7,950,476
Northam Platinum Holdings Ltd.	3,534,400	23,417,801
		35,294,595
Steel - 6.2%
Champion Iron Ltd. (b)	5,153,800	23,360,848
Reliance, Inc.	98,600	28,073,392
Tata Steel Ltd.	6,094,200	12,009,370
		63,443,610
TOTAL METALS & MINING		304,771,811
Oil, Gas & Consumable Fuels - 37.6%
Coal & Consumable Fuels - 0.8%
Alliance Resource Partners LP	219,000	4,912,170
Coal India Ltd.	611,200	3,322,116
		8,234,286
Integrated Oil & Gas - 19.5%
Cenovus Energy, Inc. (Canada)	2,476,000	50,863,531
Exxon Mobil Corp.	629,600	74,462,795
Petroleo Brasileiro SA - Petrobras (ON)	957,800	8,163,970
Shell PLC (London)	1,859,079	66,087,689
		199,577,985
Oil & Gas Exploration & Production - 11.6%
Antero Resources Corp. (a)	1,417,312	48,202,781
Canadian Natural Resources Ltd.	438,000	33,190,833
Diamondback Energy, Inc.	27,900	5,611,527
Mach Natural Resources LP (b)	539,267	11,135,864
MEG Energy Corp. (a)	934,400	21,251,635
		119,392,640
Oil & Gas Storage & Transportation - 5.7%
Energy Transfer LP	1,635,900	25,732,707
Keyera Corp.	78,100	2,003,771
Plains GP Holdings LP Class A	1,110,700	20,225,847
Targa Resources Corp.	89,600	10,219,776
		58,182,101
TOTAL OIL, GAS & CONSUMABLE FUELS		385,387,012
Paper & Forest Products - 10.1%
Forest Products - 3.5%
Interfor Corp. (a)(b)	614,300	7,795,606
Svenska Cellulosa AB SCA (B Shares) (b)	959,600	14,110,484
West Fraser Timber Co. Ltd.	187,900	14,391,585
		36,297,675
Paper Products - 6.6%
Mondi PLC	196	3,720
Stora Enso Oyj (R Shares)	1,186,800	15,895,240
Suzano SA	965,900	10,874,420
UPM-Kymmene Corp.	1,149,200	40,373,952
		67,147,332
TOTAL PAPER & FOREST PRODUCTS		103,445,007
TOTAL COMMON STOCKS (Cost $870,436,647)		1,018,595,208

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	5,461,640	5,462,732
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	25,709,853	25,712,424
TOTAL MONEY MARKET FUNDS (Cost $31,175,156)		31,175,156

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $901,611,803)	1,049,770,364
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(25,533,911)
NET ASSETS - 100.0%	1,024,236,453

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,510,122	195,680,874	199,728,264	145,221	-	-	5,462,732	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,678,557	273,474,012	264,440,145	245,520	-	-	25,712,424	0.1%
Total	26,188,679	469,154,886	464,168,409	390,741	-	-	31,175,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,018,595,208	874,430,722	144,164,486	-

Money Market Funds	31,175,156	31,175,156	-	-
Total Investments in Securities:	1,049,770,364	905,605,878	144,164,486	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,900,857) - See accompanying schedule:
Unaffiliated issuers (cost $870,436,647)	$1,018,595,208
Fidelity Central Funds (cost $31,175,156)	31,175,156

Total Investment in Securities (cost $901,611,803)		$1,049,770,364
Foreign currency held at value (cost $6,274)		6,271
Receivable for investments sold		508,488
Receivable for fund shares sold		1,566,801
Dividends receivable		1,521,180
Distributions receivable from Fidelity Central Funds		70,860
Prepaid expenses		476
Other receivables		3,010
Total assets		1,053,447,450
Liabilities
Payable for investments purchased	$939,631
Payable for fund shares redeemed	1,532,932
Accrued management fee	703,355
Distribution and service plan fees payable	43,950
Other payables and accrued expenses	278,705
Collateral on securities loaned	25,712,424
Total liabilities		29,210,997
Net Assets		$1,024,236,453
Net Assets consist of:
Paid in capital		$1,063,925,091
Total accumulated earnings (loss)		(39,688,638)
Net Assets		$1,024,236,453

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($92,888,844 ÷ 4,882,420 shares)(a)		$19.03
Maximum offering price per share (100/94.25 of $19.03)		$20.19
Class M :
Net Asset Value and redemption price per share ($17,938,603 ÷ 943,658 shares)(a)		$19.01
Maximum offering price per share (100/96.50 of $19.01)		$19.70
Class C :
Net Asset Value and offering price per share ($20,177,639 ÷ 1,066,792 shares)(a)		$18.91
Global Commodity Stock :
Net Asset Value, offering price and redemption price per share ($390,728,993 ÷ 20,498,340 shares)		$19.06
Class I :
Net Asset Value, offering price and redemption price per share ($281,516,833 ÷ 14,785,462 shares)		$19.04
Class Z :
Net Asset Value, offering price and redemption price per share ($220,985,541 ÷ 11,622,667 shares)		$19.01
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$13,101,228
Income from Fidelity Central Funds (including $245,520 from security lending)		390,741
Income before foreign taxes withheld		$13,491,969
Less foreign taxes withheld		(600,373)
Total income		12,891,596
Expenses
Management fee	$3,652,799
Transfer agent fees	565,438
Distribution and service plan fees	263,839
Accounting fees	148,518
Custodian fees and expenses	28,765
Independent trustees' fees and expenses	2,738
Registration fees	104,636
Audit	28,036
Legal	4,294
Interest	23,181
Miscellaneous	2,378
Total expenses before reductions	4,824,622
Expense reductions	(44,655)
Total expenses after reductions		4,779,967
Net Investment income (loss)		8,111,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,704,603
Foreign currency transactions	(56,852)
Total net realized gain (loss)		23,647,751
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $237,432)	78,943,917
Assets and liabilities in foreign currencies	(27,384)
Total change in net unrealized appreciation (depreciation)		78,916,533
Net gain (loss)		102,564,284
Net increase (decrease) in net assets resulting from operations		$110,675,913
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,111,629	$33,167,763
Net realized gain (loss)	23,647,751	(8,892,001)
Change in net unrealized appreciation (depreciation)	78,916,533	(190,350,465)
Net increase (decrease) in net assets resulting from operations	110,675,913	(166,074,703)
Distributions to shareholders	(21,790,381)	(34,691,564)

Share transactions - net increase (decrease)	(169,430,318)	(509,569,294)
Total increase (decrease) in net assets	(80,544,786)	(710,335,561)

Net Assets
Beginning of period	1,104,781,239	1,815,116,800
End of period	$1,024,236,453	$1,104,781,239

Financial Highlights
Fidelity Advisor® Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.33	$19.50	$16.35	$10.80	$12.14	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.12	.35	.47	.48	.28	.35
Net realized and unrealized gain (loss)	1.90	(2.20)	3.19	5.24	(1.26)	(.41)
Total from investment operations	2.02	(1.85)	3.66	5.72	(.98)	(.06)
Distributions from net investment income	(.32)	(.32)	(.51)	(.17)	(.36)	(.20)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.32)	(.32)	(.51)	(.17)	(.36)	(.22)
Net asset value, end of period	$19.03	$17.33	$19.50	$16.35	$10.80	$12.14
Total Return C,D,E	11.89%	(9.64)%	23.27%	53.37%	(8.39)%	(.44)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19% H	1.19%	1.19%	1.23%	1.31%	1.29%
Expenses net of fee waivers, if any	1.18 % H	1.18%	1.19%	1.22%	1.31%	1.28%
Expenses net of all reductions	1.18% H	1.18%	1.19%	1.22%	1.29%	1.28%
Net investment income (loss)	1.37% H	1.88%	2.53%	3.18%	2.53%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$92,889	$95,290	$128,363	$45,343	$20,453	$25,779
Portfolio turnover rate I	71 % H	113%	42%	37%	40%	55%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.28	$19.46	$16.32	$10.78	$12.12	$12.39
Income from Investment Operations
Net investment income (loss) A,B	.10	.30	.42	.44	.25	.31
Net realized and unrealized gain (loss)	1.89	(2.20)	3.19	5.24	(1.27)	(.40)
Total from investment operations	1.99	(1.90)	3.61	5.68	(1.02)	(.09)
Distributions from net investment income	(.26)	(.28)	(.47)	(.14)	(.32)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.26)	(.28)	(.47)	(.14)	(.32)	(.18)
Net asset value, end of period	$19.01	$17.28	$19.46	$16.32	$10.78	$12.12
Total Return C,D,E	11.73%	(9.90)%	22.93%	52.97%	(8.72)%	(.70)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.45% H	1.47%	1.46%	1.52%	1.59%	1.59%
Expenses net of fee waivers, if any	1.44 % H	1.45%	1.46%	1.52%	1.59%	1.59%
Expenses net of all reductions	1.44% H	1.45%	1.46%	1.52%	1.58%	1.59%
Net investment income (loss)	1.10% H	1.62%	2.26%	2.88%	2.24%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$17,939	$17,928	$24,513	$8,888	$4,378	$5,416
Portfolio turnover rate I	71 % H	113%	42%	37%	40%	55%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.11	$19.29	$16.17	$10.68	$11.99	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.33	.37	.20	.26
Net realized and unrealized gain (loss)	1.88	(2.18)	3.18	5.20	(1.26)	(.41)
Total from investment operations	1.94	(1.97)	3.51	5.57	(1.06)	(.15)
Distributions from net investment income	(.14)	(.21)	(.39)	(.08)	(.25)	(.11)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.14)	(.21)	(.39)	(.08)	(.25)	(.12) C
Net asset value, end of period	$18.91	$17.11	$19.29	$16.17	$10.68	$11.99
Total Return D,E,F	11.45%	(10.34)%	22.34%	52.30%	(9.11)%	(1.16)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.92% I	1.94%	1.94%	1.97%	2.05%	2.02%
Expenses net of fee waivers, if any	1.91 % I	1.93%	1.93%	1.96%	2.04%	2.02%
Expenses net of all reductions	1.91% I	1.93%	1.93%	1.96%	2.03%	2.01%
Net investment income (loss)	.63% I	1.13%	1.78%	2.44%	1.79%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$20,178	$23,853	$34,984	$11,020	$7,871	$11,294
Portfolio turnover rate J	71 % I	113%	42%	37%	40%	55%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global Commodity Stock Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.38	$19.55	$16.39	$10.82	$12.15	$12.44
Income from Investment Operations
Net investment income (loss) A,B	.14	.40	.52	.53	.31	.37
Net realized and unrealized gain (loss)	1.90	(2.21)	3.19	5.26	(1.26)	(.41)
Total from investment operations	2.04	(1.81)	3.71	5.79	(.95)	(.04)
Distributions from net investment income	(.36)	(.36)	(.55)	(.22)	(.38)	(.23)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.36)	(.36)	(.55)	(.22)	(.38)	(.25)
Net asset value, end of period	$19.06	$17.38	$19.55	$16.39	$10.82	$12.15
Total Return C,D	12.01%	(9.47)%	23.57%	53.95%	(8.16)%	(.23)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.93% G	.97%	.94%	.94%	1.02%	1.06%
Expenses net of fee waivers, if any	.92 % G	.95%	.94%	.94%	1.02%	1.06%
Expenses net of all reductions	.92% G	.95%	.94%	.94%	1.00%	1.06%
Net investment income (loss)	1.62% G	2.12%	2.78%	3.46%	2.82%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$390,729	$428,912	$893,636	$546,863	$176,718	$257,011
Portfolio turnover rate H	71 % G	113%	42%	37%	40%	55%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.37	$19.54	$16.39	$10.81	$12.16	$12.45
Income from Investment Operations
Net investment income (loss) A,B	.15	.40	.52	.53	.32	.39
Net realized and unrealized gain (loss)	1.89	(2.20)	3.19	5.25	(1.26)	(.41)
Total from investment operations	2.04	(1.80)	3.71	5.78	(.94)	(.02)
Distributions from net investment income	(.37)	(.37)	(.56)	(.20)	(.41)	(.25)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.37)	(.37)	(.56)	(.20)	(.41)	(.27)
Net asset value, end of period	$19.04	$17.37	$19.54	$16.39	$10.81	$12.16
Total Return C,D	12.04%	(9.42)%	23.56%	53.97%	(8.11)%	(.06)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.90% G	.92%	.92%	.93%	.95%	.92%
Expenses net of fee waivers, if any	.89 % G	.91%	.92%	.93%	.95%	.92%
Expenses net of all reductions	.89% G	.91%	.92%	.93%	.93%	.91%
Net investment income (loss)	1.65% G	2.15%	2.80%	3.48%	2.88%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$281,517	$351,709	$499,191	$85,252	$33,185	$102,633
Portfolio turnover rate H	71 % G	113%	42%	37%	40%	55%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.37	$19.53	$16.38	$10.81	$12.16	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.15	.43	.54	.56	.34	.39
Net realized and unrealized gain (loss)	1.90	(2.21)	3.19	5.23	(1.26)	(.40)
Total from investment operations	2.05	(1.78)	3.73	5.79	(.92)	(.01)
Distributions from net investment income	(.41)	(.38)	(.58)	(.22)	(.43)	(.27)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.41)	(.38)	(.58)	(.22)	(.43)	(.29)
Net asset value, end of period	$19.01	$17.37	$19.53	$16.38	$10.81	$12.16
Total Return C,D	12.08%	(9.30)%	23.72%	54.07%	(7.99)%	.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.81% G	.79%	.79%	.80%	.85%	.83%
Expenses net of fee waivers, if any	.80 % G	.78%	.79%	.80%	.84%	.83%
Expenses net of all reductions	.80% G	.78%	.79%	.80%	.83%	.82%
Net investment income (loss)	1.74% G	2.29%	2.93%	3.60%	2.99%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$220,986	$187,090	$234,430	$60,837	$16,505	$104,489
Portfolio turnover rate H	71 % G	113%	42%	37%	40%	55%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes witheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$172,219,751
Gross unrealized depreciation	(29,560,660)
Net unrealized appreciation (depreciation)	$142,659,091
Tax cost	$907,111,273

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(206,499,261)
Long-term	(81,531)
Total capital loss carryforward	$(206,580,792)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	359,560,868	537,061,175

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88%
Class M	.89%
Class C	.88%
Global Commodity Stock	.89%
Class I	.86%
Class Z	.73%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Global Commodity Stock	.83
Class I	.86
Class Z	.73

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.38% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	113,691	3,948
Class M	.25%	.25%	43,524	99
Class C	.75%	.25%	106,624	9,704
			263,839	13,751

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,499
Class M	377
Class CA	9
10,885

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1937
Class M	.2000
Class C	.1930
Global Commodity Stock	.2000
Class I	.1745

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	58,488.19
Class M	11,957.21
Class C	13,923.19
Global Commodity Stock	273,849.21
Class I	181,788.17
Class Z	25,433.04
	565,438
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Global Commodity Stock Fund	.0435

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Commodity Stock Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Global Commodity Stock Fund	8,569

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Global Commodity Stock Fund	Borrower	11,531,769	5.57%	23,181

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Global Commodity Stock Fund	5,520,502	17,622,634	1,129,479
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Global Commodity Stock Fund	947
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Commodity Stock Fund	26,967	1,313	-
8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	9

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $44,646.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Global Commodity Stock Fund
Distributions to shareholders
Class A	$1,698,169	$2,247,696
Class M	265,430	366,393
Class C	186,222	382,649
Global Commodity Stock	8,378,578	16,441,380
Class I	6,995,782	10,386,346
Class Z	4,266,200	4,867,100
Total	$21,790,381	$34,691,564
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Global Commodity Stock Fund
Class A
Shares sold	309,144	1,706,240	$5,533,529	$32,590,913
Reinvestment of distributions	100,271	115,956	1,689,564	2,236,781
Shares redeemed	(1,026,373)	(2,904,311)	(18,019,055)	(53,206,144)
Net increase (decrease)	(616,958)	(1,082,115)	$(10,795,962)	$(18,378,450)
Class M
Shares sold	59,876	226,865	$1,047,106	$4,326,151
Reinvestment of distributions	15,582	18,802	262,558	362,695
Shares redeemed	(169,407)	(467,728)	(2,952,059)	(8,507,986)
Net increase (decrease)	(93,949)	(222,061)	$(1,642,395)	$(3,819,140)
Class C
Shares sold	33,821	305,614	$598,631	$5,884,407
Reinvestment of distributions	11,025	19,865	185,217	381,017
Shares redeemed	(371,976)	(744,797)	(6,460,431)	(13,548,223)
Net increase (decrease)	(327,130)	(419,318)	$(5,676,583)	$(7,282,799)
Global Commodity Stock
Shares sold	1,880,586	13,188,745	$33,564,617	$254,817,434
Reinvestment of distributions	386,388	741,996	6,514,507	14,327,947
Shares redeemed	(6,448,826)	(34,967,438)	(112,875,948)	(645,744,516)
Net increase (decrease)	(4,181,852)	(21,036,697)	$(72,796,824)	$(376,599,135)
Class I
Shares sold	3,138,079	16,503,819	$56,057,636	$315,987,478
Reinvestment of distributions	410,245	528,030	6,908,516	10,190,979
Shares redeemed	(9,010,417)	(22,329,926)	(156,672,533)	(410,703,798)
Net increase (decrease)	(5,462,093)	(5,298,077)	$(93,706,381)	$(84,525,341)
Class Z
Shares sold	3,586,472	5,798,355	$63,181,664	$110,033,314
Reinvestment of distributions	198,997	213,545	3,345,144	4,115,012
Shares redeemed	(2,933,800)	(7,243,382)	(51,338,981)	(133,112,755)
Net increase (decrease)	851,669	(1,231,482)	$15,187,827	$(18,964,429)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Global Commodity Stock Fund
Class A	1.18%
Actual		$ 1,000	$ 1,118.90	$ 6.22
Hypothetical-B		$ 1,000	$ 1,019.00	$ 5.92
Class M	1.44%
Actual		$ 1,000	$ 1,117.30	$ 7.58
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.22
Class C	1.91%
Actual		$ 1,000	$ 1,114.50	$ 10.04
Hypothetical-B		$ 1,000	$ 1,015.37	$ 9.57
Fidelity® Global Commodity Stock Fund **	.92%
Actual		$ 1,000	$ 1,120.10	$ 4.85
Hypothetical-B		$ 1,000	$ 1,020.29	$ 4.62
Class I	.89%
Actual		$ 1,000	$ 1,120.40	$ 4.69
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47
Class Z	.80%
Actual		$ 1,000	$ 1,120.80	$ 4.22
Hypothetical-B		$ 1,000	$ 1,020.89	$ 4.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Global Commodity Stock Fund
Fidelity® Global Commodity Stock Fund	.86%
Actual		$ 4.53
Hypothetical- B		$ 4.32

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Global Commodity Stock Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.38% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.879383.115
GCS-SANN-0624
Fidelity® SAI Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	9.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	6.3
Tencent Holdings Ltd. (China, Interactive Media & Services)	6.0
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.5
Reliance Industries Ltd. GDR (India, Oil, Gas & Consumable Fuels)	2.1
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	1.8
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	1.8
HDFC Bank Ltd. sponsored ADR (India, Banks)	1.7
Bharti Airtel Ltd. (India, Wireless Telecommunication Services)	1.6
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.6
35.6

Market Sectors (% of Fund's net assets)

Information Technology	23.4
Financials	22.5
Consumer Discretionary	15.9
Communication Services	11.3
Industrials	5.6
Materials	3.8
Consumer Staples	3.5
Energy	3.3
Health Care	3.1
Real Estate	1.2
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Futures - 1.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 93.3%
	Shares	Value ($)
Brazil - 4.7%
Banco BTG Pactual SA unit	26,819	172,506
Banco do Brasil SA	28,441	150,185
Hapvida Participacoes e Investimentos SA (a)(b)	94,885	67,428
Localiza Rent a Car SA	8,712	82,261
Lojas Renner SA	33,453	98,763
Nu Holdings Ltd. (a)	24,445	265,473
Raia Drogasil SA	19,955	98,303
Suzano SA	3,804	42,827
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	95,043	130,138
TOTAL BRAZIL		1,107,884
China - 28.0%
Airtac International Group	4,365	154,272
Alibaba Group Holding Ltd.	88,260	826,384
Anta Sports Products Ltd.	21,307	241,216
Baidu, Inc. sponsored ADR (a)	586	60,592
BYD Co. Ltd. (H Shares)	9,107	249,646
China Construction Bank Corp. (H Shares)	474,141	306,765
China Life Insurance Co. Ltd. (H Shares)	124,458	163,902
China Merchants Bank Co. Ltd. (H Shares)	46,097	199,640
Flat Glass Group Co. Ltd.	26,550	63,953
Haier Smart Home Co. Ltd.	16,530	61,228
Innovent Biologics, Inc. (a)(b)	20,977	101,549
JD.com, Inc. sponsored ADR	4,607	133,096
Kuaishou Technology Class B (a)(b)	8,232	57,712
Kweichow Moutai Co. Ltd. (A Shares)	198	46,424
Lenovo Group Ltd.	2,274	2,558
Li Auto, Inc. ADR (a)	2,074	54,505
Li Ning Co. Ltd.	26,511	69,402
Meituan Class B (a)(b)	27,614	377,056
NetEase, Inc. ADR	1,593	148,898
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,814	294,059
PDD Holdings, Inc. ADR (a)	2,526	316,205
Ping An Insurance Group Co. of China Ltd. (H Shares)	38,141	172,858
Qingdao Port International Co. Ltd. (H Shares) (b)	77,818	50,947
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	5,737	240,896
Sinotruk Hong Kong Ltd.	113,477	282,411
Tencent Holdings Ltd.	32,399	1,421,772
Trip.com Group Ltd. ADR (a)	2,429	117,224
Zhongji Innolight Co. Ltd. (A Shares)	4,309	108,617
Zijin Mining Group Co. Ltd. (H Shares)	142,034	309,843
TOTAL CHINA		6,633,630
Greece - 0.6%
Athens International Airport SA	2,699	23,936
OPAP SA	7,127	118,729
TOTAL GREECE		142,665
Hungary - 1.3%
OTP Bank PLC	4,083	202,604
Richter Gedeon PLC	4,624	117,750
TOTAL HUNGARY		320,354
India - 13.1%
Axis Bank Ltd.	17,506	244,281
Bharti Airtel Ltd.	24,294	384,433
Computer Age Management Services Private Ltd.	1,793	68,703
HDFC Bank Ltd.	14,717	267,193
HDFC Bank Ltd. sponsored ADR	2,311	133,114
HDFC Standard Life Insurance Co. Ltd. (b)	17,331	120,937
ICICI Bank Ltd.	15,785	217,439
Infosys Ltd. sponsored ADR	5,191	86,742
Larsen & Toubro Ltd.	5,827	250,408
Mankind Pharma Ltd.	3,754	106,095
NTPC Ltd.	33,264	144,522
Reliance Industries Ltd.	1,781	62,503
Reliance Industries Ltd. GDR (b)	6,945	491,012
SRF Ltd.	1,807	56,586
Tata Consultancy Services Ltd.	1,490	67,984
Tata Steel Ltd.	34,246	67,486
Ultratech Cement Ltd.	700	83,461
Zomato Ltd. (a)	108,317	249,917
TOTAL INDIA		3,102,816
Indonesia - 2.4%
PT Bank Central Asia Tbk	588,264	353,714
PT Bank Mandiri (Persero) Tbk	249,094	105,286
PT Bank Rakyat Indonesia (Persero) Tbk	110,051	33,313
PT Telkom Indonesia Persero Tbk	438,391	84,986
TOTAL INDONESIA		577,299
Korea (South) - 13.5%
AMOREPACIFIC Corp.	1,497	181,952
BGF Retail Co. Ltd.	407	38,263
Hana Financial Group, Inc.	903	37,979
Hyundai Motor Co. Ltd.	1,508	270,494
JYP Entertainment Corp.	344	16,407
KB Financial Group, Inc.	2,528	136,727
Kia Corp.	835	70,545
LG Corp.	363	20,654
NAVER Corp.	1,407	185,063
Samsung Biologics Co. Ltd. (a)(b)	209	117,141
Samsung Electronics Co. Ltd.	26,763	1,483,501
Samsung Fire & Marine Insurance Co. Ltd.	308	68,745
SK Hynix, Inc.	3,451	424,681
SK Square Co. Ltd. (a)	2,484	136,095
TOTAL KOREA (SOUTH)		3,188,247
Mexico - 4.1%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	4,712	167,323
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	498	58,595
Grupo Aeroportuario Norte S.A.B. de CV	5,545	61,390
Grupo Financiero Banorte S.A.B. de CV Series O	44,123	436,703
Wal-Mart de Mexico SA de CV Series V	64,621	241,120
TOTAL MEXICO		965,131
Peru - 1.0%
Credicorp Ltd. (United States)	1,377	228,045
Philippines - 0.5%
Ayala Land, Inc.	238,774	118,465
Poland - 0.8%
Powszechna Kasa Oszczednosci Bank SA	13,594	203,421
Saudi Arabia - 1.7%
Al Rajhi Bank	6,391	136,149
Alinma Bank	9,441	83,949
The Saudi National Bank	17,589	176,331
TOTAL SAUDI ARABIA		396,429
Singapore - 0.7%
Sea Ltd. ADR (a)	2,791	176,363
South Africa - 4.6%
Absa Group Ltd.	3,819	29,449
Bid Corp. Ltd.	2,768	63,091
Capitec Bank Holdings Ltd.	1,527	188,986
FirstRand Ltd.	24,897	85,948
Gold Fields Ltd. sponsored ADR	5,442	87,997
Impala Platinum Holdings Ltd.	22,713	101,108
MTN Group Ltd.	29,128	139,605
Naspers Ltd. Class N	807	154,442
Pepkor Holdings Ltd. (b)	64,305	60,662
Shoprite Holdings Ltd.	6,379	85,111
Standard Bank Group Ltd.	8,929	83,850
TOTAL SOUTH AFRICA		1,080,249
Taiwan - 14.7%
Alchip Technologies Ltd.	1,973	185,753
Chailease Holding Co. Ltd.	33,214	174,868
E.SUN Financial Holdings Co. Ltd.	64,518	54,118
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,203	195,792
MediaTek, Inc.	9,092	273,647
Quanta Computer, Inc.	9,567	74,951
Realtek Semiconductor Corp.	2,687	42,312
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,861	2,178,346
Unimicron Technology Corp.	15,061	83,140
Wiwynn Corp.	668	47,436
Yageo Corp.	9,181	174,812
TOTAL TAIWAN		3,485,175
Thailand - 0.9%
PTT Exploration and Production PCL (For. Reg.)	48,823	203,691
United Kingdom - 0.7%
AngloGold Ashanti PLC	7,340	168,747
TOTAL COMMON STOCKS (Cost $20,573,683)		22,098,611

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.9%
Itau Unibanco Holding SA (Cost $219,203)	35,068	211,788

Government Obligations - 0.1%
	Principal Amount (c)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/30/24 (d) (Cost $19,916)	20,000	19,915

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $1,472,807)	1,472,512	1,472,807

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $22,285,609)	23,803,121
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(116,555)
NET ASSETS - 100.0%	23,686,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	7	Jun 2024	364,700	1,279	1,279

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,444,444 or 6.1% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,958.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	633,452	11,503,001	10,663,635	35,609	(11)	-	1,472,807	0.0%
Total	633,452	11,503,001	10,663,635	35,609	(11)	-	1,472,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,675,831	385,853	2,289,978	-
Consumer Discretionary	3,763,573	1,132,581	2,630,992	-
Consumer Staples	812,859	398,018	414,841	-
Energy	757,206	491,012	266,194	-
Financials	5,446,266	2,400,268	3,045,998	-
Health Care	750,859	185,178	565,681	-
Industrials	1,261,215	297,725	963,490	-
Information Technology	5,494,225	2,265,088	3,229,137	-
Materials	918,055	299,571	618,484	-
Real Estate	285,788	167,323	118,465	-
Utilities	144,522	-	144,522	-

Government Obligations	19,915	-	19,915	-

Money Market Funds	1,472,807	1,472,807	-	-
Total Investments in Securities:	23,803,121	9,495,424	14,307,697	-
Derivative Instruments: Assets
Futures Contracts	1,279	1,279	-	-
Total Assets	1,279	1,279	-	-
Total Derivative Instruments:	1,279	1,279	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,279	0
Total Equity Risk	1,279	0
Total Value of Derivatives	1,279	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $20,812,802)	$22,330,314
Fidelity Central Funds (cost $1,472,807)	1,472,807

Total Investment in Securities (cost $22,285,609)		$23,803,121
Cash		285
Foreign currency held at value (cost $63,961)		63,954
Receivable for investments sold		205,029
Receivable for fund shares sold		134,893
Dividends receivable		20,279
Distributions receivable from Fidelity Central Funds		8,886
Prepaid expenses		1
Receivable from investment adviser for expense reductions		10,719
Other receivables		16
Total assets		24,247,183
Liabilities
Payable for investments purchased	$376,320
Payable for fund shares redeemed	67,001
Accrued management fee	13,958
Payable for daily variation margin on futures contracts	4,293
Deferred taxes	39,058
Custody fee payable	32,482
Other payables and accrued expenses	27,505
Total liabilities		560,617
Net Assets		$23,686,566
Net Assets consist of:
Paid in capital		$22,732,635
Total accumulated earnings (loss)		953,931
Net Assets		$23,686,566
Net Asset Value, offering price and redemption price per share ($23,686,566 ÷ 2,410,120 shares)		$9.83
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$143,788
Interest		972
Income from Fidelity Central Funds		35,609
Income before foreign taxes withheld		$180,369
Less foreign taxes withheld		(18,971)
Total income		161,398
Expenses
Management fee	$56,640
Custodian fees and expenses	50,783
Independent trustees' fees and expenses	26
Registration fees	19,621
Audit	44,840
Legal	5
Miscellaneous	15
Total expenses before reductions	171,930
Expense reductions	(101,950)
Total expenses after reductions		69,980
Net Investment income (loss)		91,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $13,281)	(231,926)
Fidelity Central Funds	(11)
Foreign currency transactions	(19,750)
Futures contracts	47,455
Total net realized gain (loss)		(204,232)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $36,374)	1,644,961
Assets and liabilities in foreign currencies	(630)
Futures contracts	1,085
Total change in net unrealized appreciation (depreciation)		1,645,416
Net gain (loss)		1,441,184
Net increase (decrease) in net assets resulting from operations		$1,532,602
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,418	$54,873
Net realized gain (loss)	(204,232)	(226,900)
Change in net unrealized appreciation (depreciation)	1,645,416	215,084
Net increase (decrease) in net assets resulting from operations	1,532,602	43,057
Distributions to shareholders	(102,380)	(19,218)

Share transactions
Proceeds from sales of shares	16,854,414	4,888,662
Reinvestment of distributions	89,859	18,756
Cost of shares redeemed	(945,273)	(446,184)

Net increase (decrease) in net assets resulting from share transactions	15,999,000	4,461,234
Total increase (decrease) in net assets	17,429,222	4,485,073

Net Assets
Beginning of period	6,257,344	1,772,271
End of period	$23,686,566	$6,257,344

Other Information
Shares
Sold	1,769,376	544,845
Issued in reinvestment of distributions	9,810	2,130
Redeemed	(99,594)	(49,495)
Net increase (decrease)	1,679,592	497,480

Financial Highlights
Fidelity SAI Sustainable Emerging Markets Equity Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.57	$7.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.15	.06
Net realized and unrealized gain (loss)	1.30	.90 D	(2.46)
Total from investment operations	1.36	1.05	(2.40)
Distributions from net investment income	(.10)	(.08)	-
Total distributions	(.10)	(.08)	-
Net asset value, end of period	$9.83	$8.57	$7.60
Total Return E,F	15.92%	13.74%	(24.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.30% I	4.99%	6.38% I,J
Expenses net of fee waivers, if any	.94 % I	.94%	.96% I
Expenses net of all reductions	.94% I	.93%	.96% I
Net investment income (loss)	1.22% I	1.65%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,687	$6,257	$1,772
Portfolio turnover rate K	85 % I	87%	74% I

AFor the period April 14, 2022 (commencement of operations) through October 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,055,811
Gross unrealized depreciation	(774,203)
Net unrealized appreciation (depreciation)	$1,281,608
Tax cost	$22,522,792

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(220,676)
Long-term	(37,254)
Total capital loss carryforward	$(257,930)

Due to large subscriptions in a prior period, $143,423 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $97,911 per year.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	20,776,337	5,893,339
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .748% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .76% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	98,849	98,929	3,861

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	12
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $98,163.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $148.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $574.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI Sustainable Emerging Markets Equity Fund	.94%
Actual		$ 1,000	$ 1,159.20	$ 5.05
Hypothetical-B		$ 1,000	$ 1,020.19	$ 4.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity SAI Sustainable Emerging Markets Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered Fidelity's representations that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9905648.102
ESP-SANN-0624
Fidelity® Series Canada Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

The Toronto-Dominion Bank (Banks)	6.7
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6.1
Canadian Pacific Kansas City Ltd. (Ground Transportation)	6.0
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Consumer Staples Distribution & Retail)	4.9
Royal Bank of Canada (Banks)	4.8
Bank of Montreal (Banks)	4.6
Constellation Software, Inc. (Software)	4.4
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.9
PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	3.5
Shopify, Inc. Class A (IT Services)	3.5
48.4

Market Sectors (% of Fund's net assets)

Financials	28.2
Energy	19.1
Industrials	13.4
Materials	10.7
Information Technology	9.3
Consumer Staples	8.2
Consumer Discretionary	6.4
Communication Services	2.3
Health Care	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2024, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Quebecor, Inc.:
Class A	2,015,000	41,129,917
Class B (sub. vtg.)	1,056,900	21,872,721
		63,002,638
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc. Class B (non-vtg.)	1,437,500	53,849,472
TOTAL COMMUNICATION SERVICES		116,852,110
CONSUMER DISCRETIONARY - 6.4%
Broadline Retail - 2.8%
Dollarama, Inc.	1,761,200	146,919,121
Hotels, Restaurants & Leisure - 2.3%
Restaurant Brands International, Inc.	1,638,800	124,328,095
Specialty Retail - 0.7%
Aritzia, Inc. (a)	732,600	18,966,233
Diversified Royalty Corp. (b)	10,428,700	21,135,418
		40,101,651
Textiles, Apparel & Luxury Goods - 0.6%
Canada Goose Holdings, Inc. (a)(c)	562,632	6,351,143
Gildan Activewear, Inc.	746,800	25,886,969
		32,238,112
TOTAL CONSUMER DISCRETIONARY		343,586,979
CONSUMER STAPLES - 8.2%
Beverages - 0.0%
GURU Organic Energy Corp. (a)(b)	1,592,834	2,938,872
Consumer Staples Distribution & Retail - 7.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	4,740,100	262,717,198
Metro, Inc.	2,197,300	112,398,842
North West Co., Inc.	1,408,700	39,928,431
		415,044,471
Personal Care Products - 0.4%
Jamieson Wellness, Inc. (d)	1,027,300	19,513,961
TOTAL CONSUMER STAPLES		437,497,304
ENERGY - 19.1%
Energy Equipment & Services - 0.7%
Pason Systems, Inc.	3,480,500	39,566,938
Oil, Gas & Consumable Fuels - 18.4%
Cameco Corp.	1,642,400	74,934,910
Canadian Natural Resources Ltd.	4,325,300	327,763,263
Enbridge, Inc. (c)	3,130,500	111,312,225
MEG Energy Corp. (a)	120,300	2,736,057
Parkland Corp.	2,260,600	69,641,555
PrairieSky Royalty Ltd. (c)	9,814,480	187,000,189
Suncor Energy, Inc.	5,406,400	206,296,584
		979,684,783
TOTAL ENERGY		1,019,251,721
FINANCIALS - 28.2%
Banks - 16.1%
Bank of Montreal (c)	2,778,500	248,191,004
Royal Bank of Canada (c)	2,637,700	255,195,775
The Toronto-Dominion Bank (c)	5,988,130	355,246,847
		858,633,626
Capital Markets - 5.8%
Brookfield Asset Management Ltd. Class A	2,263,572	86,471,690
Brookfield Corp. (Canada) Class A	3,376,188	135,425,200
TMX Group Ltd.	3,299,600	87,364,559
		309,261,449
Insurance - 6.3%
Definity Financial Corp.	2,366,624	78,890,332
Intact Financial Corp.	678,200	111,470,827
Sun Life Financial, Inc.	2,884,300	147,268,694
		337,629,853
TOTAL FINANCIALS		1,505,524,928
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	1,334,570	40,435,052
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 2.3%
GFL Environmental, Inc.	3,898,114	124,391,928
Ground Transportation - 8.7%
Canadian National Railway Co.	1,177,500	142,918,298
Canadian Pacific Kansas City Ltd. (c)	4,065,721	318,961,151
		461,879,449
Professional Services - 2.4%
Thomson Reuters Corp.	838,400	126,632,413
TOTAL INDUSTRIALS		712,903,790
INFORMATION TECHNOLOGY - 9.2%
IT Services - 3.5%
Shopify, Inc. Class A (a)	2,650,200	186,061,693
Software - 5.7%
ApplyBoard, Inc. (a)(e)(f)	10,248	601,148
ApplyBoard, Inc. (non-vtg.) (a)(e)(f)	2,527	148,234
Computer Modelling Group Ltd.	2,269,200	18,098,875
Constellation Software, Inc.	91,800	236,345,407
Constellation Software, Inc. warrants 3/31/40 (a)(f)	47,800	3
Dye & Durham Ltd. (b)	3,717,600	39,642,878
Lumine Group, Inc. (a)	429,940	11,777,167
		306,613,712
TOTAL INFORMATION TECHNOLOGY		492,675,405
MATERIALS - 10.7%
Chemicals - 1.9%
Nutrien Ltd.	1,892,278	99,778,782
Containers & Packaging - 1.1%
CCL Industries, Inc.:
Class A	152,400	7,914,195
Class B	995,100	50,815,770
		58,729,965
Metals & Mining - 7.1%
First Quantum Minerals Ltd.	956,500	12,145,149
Franco-Nevada Corp.	1,506,519	181,353,524
Lundin Mining Corp.	4,137,400	47,245,072
Triple Flag Precious Metals Corp.	882,730	14,234,995
Wheaton Precious Metals Corp.	2,421,000	126,128,006
		381,106,746
Paper & Forest Products - 0.6%
Stella-Jones, Inc.	578,800	33,626,865
TOTAL MATERIALS		573,242,358
TOTAL COMMON STOCKS (Cost $3,610,806,898)		5,241,969,647

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(e)(f)	12,606	739,468
Series A2 (a)(e)(f)	9,868	578,857
Series A3 (a)(e)(f)	563	33,026
Series D (a)(e)(f)	27,521	1,614,382
Series Seed (a)(e)(f)	3,768	221,031
(Cost $4,705,692)		3,186,764

Convertible Bonds - 0.1%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Cineplex, Inc. 7.75% 3/1/30 (d) (Cost $5,450,602)	CAD	8,148,000	6,536,275

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	10,637,577	10,639,704
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	276,682,028	276,709,696
TOTAL MONEY MARKET FUNDS (Cost $287,349,400)		287,349,400

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $3,908,312,592)	5,539,042,086
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(204,044,550)
NET ASSETS - 100.0%	5,334,997,536

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,050,236 or 0.5% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,936,146 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312

ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861

ApplyBoard, Inc. Series A1	6/04/21	816,255

ApplyBoard, Inc. Series A2	6/04/21	638,966

ApplyBoard, Inc. Series A3	6/04/21	36,455

ApplyBoard, Inc. Series D	6/04/21	2,970,033

ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,237,729	140,816,088	141,414,117	229,901	4	-	10,639,704	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	223,158,876	3,840,233,992	3,786,683,172	1,130,226	-	-	276,709,696	1.0%
Total	234,396,605	3,981,050,080	3,928,097,289	1,360,127	4	-	287,349,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Diversified Royalty Corp.	7,539,965	12,365,144	274,789	491,128	92,015	1,413,083	21,135,418
Dye & Durham Ltd.	21,565,749	1,119,336	803,325	86,347	353,270	17,407,848	39,642,878
GURU Organic Energy Corp.	2,630,712	-	67,481	-	(78,276)	453,917	2,938,872
Total	31,736,426	13,484,480	1,145,595	577,475	367,009	19,274,848	63,717,168

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	116,852,110	116,852,110	-	-
Consumer Discretionary	343,586,979	343,586,979	-	-
Consumer Staples	437,497,304	437,497,304	-	-
Energy	1,019,251,721	1,019,251,721	-	-
Financials	1,505,524,928	1,505,524,928	-	-
Health Care	40,435,052	40,435,052	-	-
Industrials	712,903,790	712,903,790	-	-
Information Technology	495,862,169	491,926,020	-	3,936,149
Materials	573,242,358	573,242,358	-	-

Corporate Bonds	6,536,275	-	6,536,275	-

Money Market Funds	287,349,400	287,349,400	-	-
Total Investments in Securities:	5,539,042,086	5,528,569,662	6,536,275	3,936,149
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $260,974,288) - See accompanying schedule:
Unaffiliated issuers (cost $3,546,769,079)	$5,187,975,518
Fidelity Central Funds (cost $287,349,400)	287,349,400
Other affiliated issuers (cost $74,194,113)	63,717,168

Total Investment in Securities (cost $3,908,312,592)		$5,539,042,086
Cash		32,978
Foreign currency held at value (cost $53,546,846)		53,035,344
Receivable for investments sold		1,408,781
Receivable for fund shares sold		20,316,148
Dividends receivable		9,085,149
Interest receivable		40,215
Distributions receivable from Fidelity Central Funds		304,296
Total assets		5,623,264,997
Liabilities
Payable for investments purchased	$8,158,705
Payable for fund shares redeemed	3,386,325
Other payables and accrued expenses	14,507
Collateral on securities loaned	276,707,924
Total liabilities		288,267,461
Net Assets		$5,334,997,536
Net Assets consist of:
Paid in capital		$3,668,194,354
Total accumulated earnings (loss)		1,666,803,182
Net Assets		$5,334,997,536
Net Asset Value, offering price and redemption price per share ($5,334,997,536 ÷ 358,360,408 shares)		$14.89
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends (including $577,475 earned from affiliated issuers)		$64,158,591
Interest		11,001
Income from Fidelity Central Funds (including $1,130,226 from security lending)		1,360,127
Income before foreign taxes withheld		$65,529,719
Less foreign taxes withheld		(9,933,864)
Total income		55,595,855
Expenses
Custodian fees and expenses	$20,947
Independent trustees' fees and expenses	12,757
Interest	5,410
Total expenses		39,114
Net Investment income (loss)		55,556,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,113,569
Redemptions in-kind	57,156,890
Fidelity Central Funds	4
Other affiliated issuers	367,009
Foreign currency transactions	1,564,002
Total net realized gain (loss)		66,201,474
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	629,781,771
Affiliated issuers	19,274,848
Assets and liabilities in foreign currencies	689,940
Total change in net unrealized appreciation (depreciation)		649,746,559
Net gain (loss)		715,948,033
Net increase (decrease) in net assets resulting from operations		$771,504,774
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,556,741	$123,964,624
Net realized gain (loss)	66,201,474	139,602,476
Change in net unrealized appreciation (depreciation)	649,746,559	(116,351,477)
Net increase (decrease) in net assets resulting from operations	771,504,774	147,215,623
Distributions to shareholders	(173,039,225)	(160,606,918)

Share transactions
Proceeds from sales of shares	564,172,874	675,016,952
Reinvestment of distributions	173,039,225	160,606,918
Cost of shares redeemed	(518,239,243)	(1,711,870,454)

Net increase (decrease) in net assets resulting from share transactions	218,972,856	(876,246,584)
Total increase (decrease) in net assets	817,438,405	(889,637,879)

Net Assets
Beginning of period	4,517,559,131	5,407,197,010
End of period	$5,334,997,536	$4,517,559,131

Other Information
Shares
Sold	38,332,607	49,168,680
Issued in reinvestment of distributions	12,457,828	12,084,794
Redeemed	(35,360,061)	(122,728,311)
Net increase (decrease)	15,430,374	(61,474,837)

Financial Highlights
Fidelity® Series Canada Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.17	$13.37	$14.77	$9.77	$10.89	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.32	.28	.27	.27
Net realized and unrealized gain (loss)	2.06	(.12)	(1.40)	4.97	(1.14)	.86
Total from investment operations	2.22	.21	(1.08)	5.25	(.87)	1.13
Distributions from net investment income	(.38)	(.40)	(.32)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.12)	(.01)	-	-	-	-
Total distributions	(.50)	(.41)	(.32)	(.25)	(.25)	(.23)
Net asset value, end of period	$14.89	$13.17	$13.37	$14.77	$9.77	$10.89
Total Return C,D	17.15%	1.54%	(7.45)%	54.40%	(8.22)%	11.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	.01%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any	- % G,H	.01%	-% G	-% G	-% G	-% G
Expenses net of all reductions	-% G,H	.01%	-% G	-% G	-% G	-% G
Net investment income (loss)	2.14% H	2.41%	2.29%	2.13%	2.70%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,334,998	$4,517,559	$5,407,197	$6,065,145	$3,914,417	$1,916,409
Portfolio turnover rate I	6 % H,J	15% J	19% J	19%	14%	12% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,669,914,021
Gross unrealized depreciation	(104,392,843)
Net unrealized appreciation (depreciation)	$1,565,521,178
Tax cost	$3,973,520,908

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	380,415,856	159,373,155

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Canada Fund	7,890,056	57,156,890	115,343,962

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Canada Fund	10,679,138	69,630,912	146,531,701
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Canada Fund	Borrower	34,932,000	5.58%	5,410

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Canada Fund	37,089,707	7,532,711	131,941

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Canada Fund	124,299	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Canada Fund	-%-D
Actual		$ 1,000	$ 1,171.50	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Canada Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883883.106
SAD-SANN-0624
Fidelity® Series Emerging Markets Fund
Fidelity® Series Emerging Markets Opportunities Fund
Fidelity® Series International Growth Fund
Fidelity® Series International Small Cap Fund
Fidelity® Series International Value Fund

Semi-Annual Report
April 30, 2024

Contents

Fidelity® Series Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	9.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.5
Tencent Holdings Ltd. (China, Interactive Media & Services)	5.5
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.8
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.9
HDFC Bank Ltd. (India, Banks)	1.8
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.6
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	1.6
Hindustan Aeronautics Ltd. (India, Aerospace & Defense)	1.6
ICICI Bank Ltd. (India, Banks)	1.6
33.6

Market Sectors (% of Fund's net assets)

Information Technology	23.0
Financials	21.4
Consumer Discretionary	15.5
Communication Services	11.0
Industrials	6.6
Materials	6.4
Energy	4.3
Consumer Staples	4.2
Health Care	2.9
Utilities	1.4
Real Estate	1.1

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Emerging Markets Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
Brazil - 4.7%
Banco BTG Pactual SA unit	7,360,834	47,346,581
Banco do Brasil SA	6,327,876	33,414,929
Hapvida Participacoes e Investimentos SA (a)(b)	23,232,205	16,509,424
Localiza Rent a Car SA	708,945	6,694,060
Lojas Renner SA	5,230,200	15,441,006
Nu Holdings Ltd. (a)	5,161,510	56,053,999
Raia Drogasil SA	3,988,199	19,646,830
Suzano SA	906,900	10,210,179
Vale SA	967,379	11,790,898
Vale SA sponsored ADR	2,743,383	33,386,971
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,562,933	15,832,618
TOTAL BRAZIL		266,327,495
China - 29.4%
Airtac International Group	1,207,773	42,686,204
Alibaba Group Holding Ltd.	17,043,179	159,576,386
Anta Sports Products Ltd.	4,974,282	56,313,810
Baidu, Inc. sponsored ADR (a)	119,651	12,371,913
BYD Co. Ltd. (H Shares)	1,971,871	54,054,078
China Construction Bank Corp. (H Shares)	46,709,778	30,220,809
China Life Insurance Co. Ltd. (H Shares)	35,401,697	46,621,318
China Merchants Bank Co. Ltd. (H Shares)	8,333,500	36,091,202
Flat Glass Group Co. Ltd. (c)	9,666,369	23,284,100
Fuyao Glass Industries Group Co. Ltd. (A Shares)	3,246,300	22,320,890
Haier Smart Home Co. Ltd.	3,905,000	14,464,217
Industrial & Commercial Bank of China Ltd. (H Shares)	43,798,566	23,486,042
Innovent Biologics, Inc. (a)(b)	5,559,962	26,915,578
JD.com, Inc. sponsored ADR (c)	1,066,780	30,819,274
Kuaishou Technology Class B (a)(b)	2,019,500	14,158,128
Kweichow Moutai Co. Ltd. (A Shares)	220,125	51,611,870
Lenovo Group Ltd.	1,272,036	1,430,735
Li Auto, Inc. ADR (a)	527,118	13,852,661
Li Ning Co. Ltd.	5,532,093	14,482,294
Meituan Class B (a)(b)	6,775,275	92,513,204
NetEase, Inc. ADR	450,720	42,128,798
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	838,751	64,667,702
PDD Holdings, Inc. ADR (a)	627,637	78,567,600
PetroChina Co. Ltd. (H Shares)	59,778,039	55,697,682
Ping An Insurance Group Co. of China Ltd. (H Shares)	7,172,970	32,508,497
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,156,819	48,574,622
Sinotruk Hong Kong Ltd.	31,053,260	77,282,575
Tencent Holdings Ltd.	7,028,845	308,448,214
Trip.com Group Ltd. ADR (a)	1,330,975	64,232,854
Zhongji Innolight Co. Ltd. (A Shares)	1,313,500	33,109,484
Zijin Mining Group Co. Ltd. (H Shares)	39,248,724	85,619,971
TOTAL CHINA		1,658,112,712
Greece - 0.5%
Athens International Airport SA	585,600	5,193,354
OPAP SA	1,346,102	22,424,703
TOTAL GREECE		27,618,057
Hungary - 1.2%
OTP Bank PLC	792,886	39,344,080
Richter Gedeon PLC	1,087,333	27,688,964
TOTAL HUNGARY		67,033,044
India - 15.3%
Axis Bank Ltd.	3,249,666	45,346,248
Bharti Airtel Ltd.	4,957,490	78,448,242
Computer Age Management Services Private Ltd.	451,208	17,289,074
HDFC Bank Ltd.	5,635,394	102,312,975
HDFC Standard Life Insurance Co. Ltd. (b)	4,201,365	29,317,390
Hindustan Aeronautics Ltd.	1,935,672	91,321,485
ICICI Bank Ltd.	6,529,151	89,939,249
Infosys Ltd.	1,434,020	24,205,854
Larsen & Toubro Ltd.	1,358,550	58,381,912
Mankind Pharma Ltd.	880,475	24,883,785
NHPC Ltd.	18,435,000	21,215,594
NTPC Ltd.	12,934,597	56,196,940
Reliance Industries Ltd.	2,966,124	104,093,982
SRF Ltd.	189,165	5,923,666
Tata Consultancy Services Ltd.	354,732	16,185,405
Tata Steel Ltd.	8,782,099	17,306,206
Ultratech Cement Ltd.	233,968	27,896,120
Zomato Ltd. (a)	24,268,028	55,992,916
TOTAL INDIA		866,257,043
Indonesia - 1.8%
PT Bank Central Asia Tbk	96,904,800	58,267,364
PT Bank Mandiri (Persero) Tbk	40,566,055	17,146,345
PT Bank Rakyat Indonesia (Persero) Tbk	36,700,745	11,109,447
PT Telkom Indonesia Persero Tbk	70,790,127	13,723,268
TOTAL INDONESIA		100,246,424
Korea (South) - 13.0%
AMOREPACIFIC Corp.	329,995	40,108,946
BGF Retail Co. Ltd.	28,952	2,721,830
Hana Financial Group, Inc.	224,640	9,448,075
Hyundai Motor Co. Ltd.	360,071	64,586,794
JYP Entertainment Corp.	136,705	6,520,146
KB Financial Group, Inc.	603,156	32,621,754
Kia Corp.	376,052	31,770,918
Korea Aerospace Industries Ltd.	582,199	21,617,533
KT&G Corp.	83,920	5,392,313
LG Corp.	141,098	8,028,224
NAVER Corp.	374,614	49,273,094
Samsung Biologics Co. Ltd. (a)(b)	32,625	18,285,796
Samsung Electronics Co. Ltd.	5,616,501	311,328,409
Samsung Fire & Marine Insurance Co. Ltd.	41,020	9,155,627
SK Hynix, Inc.	749,267	92,204,956
SK Square Co. Ltd. (a)	554,390	30,374,283
TOTAL KOREA (SOUTH)		733,438,698
Mexico - 5.0%
America Movil S.A.B. de CV Series L	20,953,374	19,949,479
CEMEX S.A.B. de CV sponsored ADR (a)	4,181,608	33,076,519
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	1,048,981	37,249,315
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	191,797	22,566,835
Gruma S.A.B. de CV Series B	2,374,633	46,639,465
Grupo Financiero Banorte S.A.B. de CV Series O	8,697,814	86,085,803
Grupo Mexico SA de CV Series B	3,025,700	18,695,641
Wal-Mart de Mexico SA de CV Series V	4,080,924	15,227,159
TOTAL MEXICO		279,490,216
Peru - 0.5%
Credicorp Ltd. (United States)	171,335	28,374,789
Philippines - 0.4%
Ayala Land, Inc.	49,348,100	24,483,437
Poland - 0.8%
Powszechna Kasa Oszczednosci Bank SA	3,133,635	46,891,738
Russia - 0.0%
LUKOIL PJSC (a)(d)	568,462	175,196
Sberbank of Russia (a)(d)	5,098,115	31,211
TOTAL RUSSIA		206,407
Saudi Arabia - 2.8%
Al Rajhi Bank	2,374,087	50,575,788
Alinma Bank	5,095,892	45,312,216
Sabic Agriculture-Nutrients Co.	251,400	7,761,990
The Saudi National Bank	5,671,954	56,861,694
TOTAL SAUDI ARABIA		160,511,688
Singapore - 0.6%
Sea Ltd. ADR (a)	571,000	36,081,490
South Africa - 4.0%
Absa Group Ltd.	825,017	6,361,768
African Rainbow Minerals Ltd. (c)	2,746,523	28,371,959
Bid Corp. Ltd.	478,842	10,914,189
Capitec Bank Holdings Ltd.	359,101	44,443,384
FirstRand Ltd.	5,061,585	17,473,361
Gold Fields Ltd. sponsored ADR (c)	486,700	7,869,939
Impala Platinum Holdings Ltd.	3,322,956	14,792,320
MTN Group Ltd.	4,531,016	21,716,288
Naspers Ltd. Class N	72,209	13,819,187
Northam Platinum Holdings Ltd.	1,224,646	8,114,112
Pepkor Holdings Ltd. (b)	12,594,415	11,880,915
Shoprite Holdings Ltd.	1,563,000	20,854,040
Standard Bank Group Ltd.	2,127,012	19,974,269
TOTAL SOUTH AFRICA		226,585,731
Taiwan - 15.2%
Alchip Technologies Ltd.	511,481	48,154,580
Chailease Holding Co. Ltd.	7,553,920	39,770,517
eMemory Technology, Inc.	202,403	13,579,831
Formosa Plastics Corp.	5,461,561	11,453,993
HIWIN Technologies Corp.	111,901	789,898
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,243,000	43,921,685
International Games Systems Co. Ltd.	127,165	3,881,949
MediaTek, Inc.	1,375,925	41,412,002
Quanta Computer, Inc.	2,290,000	17,940,521
Realtek Semiconductor Corp.	748,585	11,788,051
Taiwan Semiconductor Manufacturing Co. Ltd.	22,791,771	544,750,576
Unimicron Technology Corp.	2,932,009	16,185,257
Wiwynn Corp.	315,000	22,368,968
Yageo Corp.	2,166,540	41,252,197
TOTAL TAIWAN		857,250,025
Thailand - 0.7%
PTT Exploration and Production PCL (For. Reg.)	9,642,926	40,230,663
United Kingdom - 0.8%
AngloGold Ashanti PLC (c)	1,847,300	42,469,427
TOTAL COMMON STOCKS (Cost $4,687,647,690)		5,461,609,084

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
Brazil - 1.1%
Itau Unibanco Holding SA	3,703,211	22,365,038
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,280,180	38,694,655

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $48,205,857)		61,059,693

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.32% 5/2/24 to 6/27/24 (f) (Cost $3,442,710)	3,460,000	3,442,533

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	223,655,386	223,700,117
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	43,043,441	43,047,746
TOTAL MONEY MARKET FUNDS (Cost $266,747,863)		266,747,863

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $5,006,044,120)	5,792,859,173
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(144,674,732)
NET ASSETS - 100.0%	5,648,184,441

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	105	Jun 2024	5,470,500	(36,911)	(36,911)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,580,435 or 3.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,753,179.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	315,028,737	928,912,213	1,020,240,277	8,423,745	(556)	-	223,700,117	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	48,137,657	286,155,995	291,245,906	378,701	-	-	43,047,746	0.2%
Total	363,166,394	1,215,068,208	1,311,486,183	8,802,446	(556)	-	266,747,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	606,701,009	110,531,680	496,169,329	-
Consumer Discretionary	881,781,409	290,005,800	591,775,609	-
Consumer Staples	235,683,477	104,080,289	131,603,188	-
Energy	238,892,178	38,694,655	200,022,327	175,196
Financials	1,214,273,507	512,626,655	701,615,641	31,211
Health Care	162,858,169	44,198,388	118,659,781	-
Industrials	375,491,220	27,720,032	347,771,188	-
Information Technology	1,303,102,611	-	1,303,102,611	-
Materials	364,739,911	165,261,564	199,478,347	-
Real Estate	61,732,752	37,249,315	24,483,437	-
Utilities	77,412,534	-	77,412,534	-

Government Obligations	3,442,533	-	3,442,533	-

Money Market Funds	266,747,863	266,747,863	-	-
Total Investments in Securities:	5,792,859,173	1,597,116,241	4,195,536,525	206,407
Derivative Instruments: Liabilities
Futures Contracts	(36,911)	(36,911)	-	-
Total Liabilities	(36,911)	(36,911)	-	-
Total Derivative Instruments:	(36,911)	(36,911)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(36,911)
Total Equity Risk	0	(36,911)
Total Value of Derivatives	0	(36,911)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series Emerging Markets Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,167,933) - See accompanying schedule:
Unaffiliated issuers (cost $4,739,296,257)	$5,526,111,310
Fidelity Central Funds (cost $266,747,863)	266,747,863

Total Investment in Securities (cost $5,006,044,120)		$5,792,859,173
Foreign currency held at value (cost $2,460,280)		2,436,453
Receivable for investments sold		59,561,407
Receivable for fund shares sold		144,982
Dividends receivable		6,055,813
Distributions receivable from Fidelity Central Funds		1,343,112
Receivable from investment adviser for expense reductions		77,305
Total assets		5,862,478,245
Liabilities
Payable for investments purchased	$47,986,069
Payable for fund shares redeemed	90,417,991
Payable for daily variation margin on futures contracts	1,217,185
Deferred taxes	30,990,915
Other payables and accrued expenses	633,898
Collateral on securities loaned	43,047,746
Total liabilities		214,293,804
Net Assets		$5,648,184,441
Net Assets consist of:
Paid in capital		$5,477,743,610
Total accumulated earnings (loss)		170,440,831
Net Assets		$5,648,184,441
Net Asset Value, offering price and redemption price per share ($5,648,184,441 ÷ 646,752,879 shares)		$8.73
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$55,300,647
Interest		118,700
Income from Fidelity Central Funds (including $378,701 from security lending)		8,802,446
Income before foreign taxes withheld		$64,221,793
Less foreign taxes withheld		(6,879,515)
Total income		57,342,278
Expenses
Custodian fees and expenses	$893,723
Independent trustees' fees and expenses	13,442
Total expenses before reductions	907,165
Expense reductions	(533,007)
Total expenses after reductions		374,158
Net Investment income (loss)		56,968,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $8,921,120)	18,615,087
Fidelity Central Funds	(556)
Foreign currency transactions	(1,850,395)
Futures contracts	14,848,247
Total net realized gain (loss)		31,612,383
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $24,399,121)	705,404,138
Assets and liabilities in foreign currencies	(29,792)
Futures contracts	3,705,962
Total change in net unrealized appreciation (depreciation)		709,080,308
Net gain (loss)		740,692,691
Net increase (decrease) in net assets resulting from operations		$797,660,811
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,968,120	$107,004,651
Net realized gain (loss)	31,612,383	(280,722,691)
Change in net unrealized appreciation (depreciation)	709,080,308	420,518,956
Net increase (decrease) in net assets resulting from operations	797,660,811	246,800,916
Distributions to shareholders	(133,767,184)	(65,273,730)

Share transactions
Proceeds from sales of shares	515,044,697	2,785,308,852
Reinvestment of distributions	133,767,184	65,273,730
Cost of shares redeemed	(569,379,078)	(563,995,467)

Net increase (decrease) in net assets resulting from share transactions	79,432,803	2,286,587,115
Total increase (decrease) in net assets	743,326,430	2,468,114,301

Net Assets
Beginning of period	4,904,858,011	2,436,743,710
End of period	$5,648,184,441	$4,904,858,011

Other Information
Shares
Sold	61,393,107	345,359,955
Issued in reinvestment of distributions	16,596,425	8,304,546
Redeemed	(66,980,796)	(69,208,198)
Net increase (decrease)	11,008,736	284,456,303

Financial Highlights
Fidelity® Series Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.72	$6.94	$11.31	$9.65	$9.48	$8.87
Income from Investment Operations
Net investment income (loss) A,B	.09	.24	.23	.20	.17	.30 C
Net realized and unrealized gain (loss)	1.13	.74	(4.24)	1.62	.22	.35
Total from investment operations	1.22	.98	(4.01)	1.82	.39	.65
Distributions from net investment income	(.21)	(.20)	(.30)	(.16)	(.22)	(.04)
Distributions from net realized gain	-	-	(.07)	-	-	-
Total distributions	(.21)	(.20)	(.36) D	(.16)	(.22)	(.04)
Net asset value, end of period	$8.73	$7.72	$6.94	$11.31	$9.65	$9.48
Total Return E,F	15.97%	14.04%	(36.53)%	18.88%	4.16%	7.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.03% I	.03%	.04%	.04%	.05%	.04%
Expenses net of fee waivers, if any	.01 % I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.04% I	2.96%	2.61%	1.70%	1.86%	3.24% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,648,184	$4,904,858	$2,436,744	$3,239,693	$2,995,875	$2,065,165
Portfolio turnover rate J	84 % I	90%	65%	78%	117% K	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.50%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	9.6
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4
HDFC Bank Ltd. (India, Banks)	2.2
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.2
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.0
PDD Holdings, Inc. ADR (China, Broadline Retail)	1.9
Sea Ltd. ADR (Singapore, Entertainment)	1.6
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.4
China Construction Bank Corp. (H Shares) (China, Banks)	1.4
31.3

Market Sectors (% of Fund's net assets)

Information Technology	21.9
Financials	21.4
Consumer Discretionary	15.4
Communication Services	9.6
Materials	7.4
Consumer Staples	6.1
Industrials	5.9
Energy	5.6
Health Care	3.2
Utilities	2.9
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Emerging Markets Opportunities Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
Brazil - 6.2%
Cury Construtora e Incorporado SA	2,713,700	10,243,138
Cyrela Brazil Realty SA	1,904,800	7,446,643
Dexco SA	29,311,511	40,812,353
ENGIE Brasil Energia SA	4,621,800	36,404,040
Equatorial Energia SA	10,071,734	59,333,348
Hapvida Participacoes e Investimentos SA (a)(b)	28,874,200	20,518,776
Hypera SA (a)	2,337,700	13,289,856
Localiza Rent a Car SA	10,021,642	94,627,182
LOG Commercial Properties e Participacoes SA	3,032,151	12,688,950
Lojas Renner SA	13,971,090	41,246,545
MercadoLibre, Inc. (a)	49,729	72,539,692
PagSeguro Digital Ltd. (a)	13,219,949	164,588,365
PRIO SA	7,258,900	67,100,720
Raia Drogasil SA	25,627,992	126,249,670
Rede D'Oregon Sao Luiz SA (b)	783,900	3,925,086
Rumo SA	22,472,500	87,248,315
StoneCo Ltd. Class A (a)	3,565,995	55,629,522
Suzano SA	7,177,600	80,807,783
Transmissora Alianca de Energia Eletrica SA	4,534,900	30,758,999
Vale SA sponsored ADR	13,234,570	161,064,717
XP, Inc. Class A	8,746,465	179,040,139
YDUQS Participacoes SA	8,816,704	24,772,891
TOTAL BRAZIL		1,390,336,730
Canada - 0.7%
Barrick Gold Corp.	9,382,700	156,128,128
Chile - 1.3%
Antofagasta PLC	5,946,344	164,208,617
Banco de Chile	1,078,313,300	119,619,152
TOTAL CHILE		283,827,769
China - 26.8%
Airtac International Group	2,001,000	70,721,148
Akeso, Inc. (a)(b)	3,033,500	18,562,356
Alibaba Group Holding Ltd.	52,361,232	490,261,596
Angelalign Technology, Inc. (b)(c)	713,600	7,148,594
Anta Sports Products Ltd.	7,486,132	84,750,445
Baidu, Inc. Class A (a)	1,949,753	25,260,193
BeiGene Ltd. ADR (a)(c)	75,191	11,574,903
Beijing Enlight Media Co. Ltd. (A Shares)	14,534,576	18,732,275
Bilibili, Inc. ADR (a)(c)	2,551,753	32,254,158
BYD Co. Ltd. (H Shares)	4,122,539	113,009,445
C&S Paper Co. Ltd. (A Shares)	23,553,300	28,863,331
China Communications Services Corp. Ltd. (H Shares)	76,630,000	36,632,740
China Construction Bank Corp. (H Shares)	491,178,000	317,787,780
China Gas Holdings Ltd.	34,407,800	32,217,100
China Jushi Co. Ltd. (A Shares)	59,489,300	97,785,482
China Life Insurance Co. Ltd. (H Shares)	92,444,690	121,742,562
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	4,509,628	5,253,970
China Overseas Land and Investment Ltd.	8,923,400	16,408,999
China Petroleum & Chemical Corp. (H Shares)	188,906,000	112,758,364
China Resources Beer Holdings Co. Ltd.	14,674,666	66,888,043
China Resources Land Ltd.	15,165,720	54,533,459
China Tower Corp. Ltd. (H Shares) (b)	116,101,434	13,590,758
ENN Energy Holdings Ltd.	7,191,700	61,276,112
ESR Group Ltd. (b)(c)	7,052,600	7,728,734
Foxconn Industrial Internet Co. Ltd. (A Shares)	17,293,500	57,141,594
Fuyao Glass Industries Group Co. Ltd. (A Shares)	9,492,900	65,271,225
Glodon Co. Ltd. (A Shares)	3,742,300	5,820,378
Guangdong Investment Ltd.	43,966,000	22,966,316
Haier Smart Home Co. Ltd.	36,610,216	135,605,145
Haier Smart Home Co. Ltd. (A Shares)	15,787,303	65,680,222
Haitian International Holdings Ltd.	17,388,306	56,631,094
Hansoh Pharmaceutical Group Co. Ltd. (b)	15,295,918	33,799,321
Hygeia Healthcare Holdings Co. (b)(c)	1,575,000	6,500,709
Innovent Biologics, Inc. (a)(b)	8,499,862	41,147,530
JD.com, Inc.:
Class A	7,343,872	105,813,241
sponsored ADR (c)	538,949	15,570,237
Kanzhun Ltd. ADR	1,228,720	24,316,369
KE Holdings, Inc. ADR	2,563,600	38,761,632
Kuaishou Technology Class B (a)(b)	5,834,498	40,903,970
Kunlun Energy Co. Ltd.	53,666,000	52,022,703
Kweichow Moutai Co. Ltd. (A Shares)	555,410	130,224,867
Lenovo Group Ltd.	24,565,659	27,630,463
Li Auto, Inc.:
ADR (a)(c)	1,672,510	43,953,563
Class A (a)	254,948	3,340,303
Li Ning Co. Ltd.	31,718,600	83,035,137
Medlive Technology Co. Ltd. (b)	11,370,965	11,945,516
Meituan Class B (a)(b)	23,948,732	327,008,707
Midea Group Co. Ltd. (A Shares)	4,642,000	44,645,655
NetEase, Inc. ADR	732,140	68,433,126
New Oriental Education & Technology Group, Inc. (a)	776,878	6,173,046
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,057,256	81,514,438
PDD Holdings, Inc. ADR (a)	3,340,558	418,171,050
Ping An Insurance Group Co. of China Ltd. (H Shares)	52,262,500	236,858,002
Proya Cosmetics Co. Ltd. (A Shares)	6,645,722	100,268,577
Shangri-La Asia Ltd.	7,982,000	5,567,373
Shenzhen Inovance Technology Co. Ltd. (A Shares)	12,244,600	100,417,501
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	993,039	41,697,529
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares) (c)	356,900	7,591,142
Sinopec Engineering Group Co. Ltd. (H Shares)	50,619,487	32,604,238
Sinopharm Group Co. Ltd. (H Shares)	10,614,400	26,805,204
Sinotruk Hong Kong Ltd.	16,663,661	41,471,028
TAL Education Group ADR (a)	2,218,517	26,710,945
Tencent Holdings Ltd.	23,653,677	1,037,999,048
Tongdao Liepin Group (a)	6,814,426	2,606,004
TravelSky Technology Ltd. (H Shares)	23,095,000	30,001,152
Trip.com Group Ltd. ADR (a)	2,906,576	140,271,358
Tsingtao Brewery Co. Ltd. (H Shares)	11,249,384	81,067,583
Uni-President China Holdings Ltd.	39,977,000	30,657,804
Vipshop Holdings Ltd. ADR	2,560,468	38,509,439
Xiaomi Corp. Class B (a)(b)	23,531,600	51,297,181
Xinyi Solar Holdings Ltd.	46,102,804	31,721,776
Yifeng Pharmacy Chain Co. Ltd.	1,999,000	12,091,640
ZTO Express, Inc. sponsored ADR	5,494,000	115,319,060
TOTAL CHINA		6,051,303,688
Greece - 1.1%
Alpha Bank SA (a)	86,748,700	147,430,804
Piraeus Financial Holdings SA (a)	22,488,996	90,089,825
TOTAL GREECE		237,520,629
Hong Kong - 0.9%
ASMPT Ltd.	5,374,053	66,787,016
Huanxi Media Group Ltd. (a)	129,191,425	9,352,468
Kerry Properties Ltd.	6,340,500	12,291,794
Prudential PLC	12,920,314	112,372,498
TOTAL HONG KONG		200,803,776
Hungary - 0.2%
Richter Gedeon PLC	1,499,900	38,194,993
India - 17.7%
Apollo Hospitals Enterprise Ltd.	566,500	40,280,877
Bajaj Auto Ltd.	666,497	71,133,520
Bajaj Finance Ltd.	2,320,277	192,417,341
Bharat Electronics Ltd.	48,715,400	136,187,688
Bharti Airtel Ltd.	15,408,418	243,825,666
Coal India Ltd.	21,648,100	117,666,073
Divi's Laboratories Ltd.	640,752	30,671,928
Embassy Office Parks (REIT)	3,138,289	13,416,601
HDFC Bank Ltd.	28,006,697	508,473,494
HDFC Standard Life Insurance Co. Ltd. (b)	19,888,241	138,781,399
Hero Motocorp Ltd.	1,220,117	66,199,429
Hindustan Aeronautics Ltd.	3,052,700	144,020,834
ICICI Bank Ltd.	13,023,800	179,403,231
Indraprastha Gas Ltd.	9,319,694	52,272,140
Infosys Ltd. sponsored ADR (c)	2,559,422	42,767,942
ITC Ltd.	25,576,654	133,324,772
JK Cement Ltd.	2,870,121	137,255,659
Larsen & Toubro Ltd.	4,078,916	175,286,087
Mahanagar Gas Ltd.	3,070,634	53,058,997
Mahindra & Mahindra Ltd.	1,430,900	36,897,987
MakeMyTrip Ltd. (a)	991,337	65,636,423
Mankind Pharma Ltd.	1,025,684	28,987,648
Max Healthcare Institute Ltd.	1,690,900	16,986,933
NTPC Ltd.	25,256,045	109,729,931
Petronet LNG Ltd.	10,401,980	38,599,107
Pine Labs Private Ltd. (a)(d)(e)	9,606	3,140,970
Power Grid Corp. of India Ltd.	30,661,672	110,558,373
Reliance Industries Ltd.	12,824,592	450,069,803
Shree Cement Ltd.	222,468	65,113,220
Sona Blw Precision Forgings Ltd. (b)	4,871,615	36,404,560
Star Health & Allied Insurance Co. Ltd. (a)	13,092,500	89,629,170
Sun Pharmaceutical Industries Ltd.	3,673,200	65,970,894
Tata Motors Ltd.	2,817,252	33,963,748
Tata Steel Ltd.	73,689,700	145,214,611
Torrent Pharmaceuticals Ltd.	1,054,434	33,299,398
Zomato Ltd. (a)	86,287,917	199,089,603
TOTAL INDIA		4,005,736,057
Indonesia - 2.4%
First Resources Ltd.	55,730,146	57,414,106
PT Bank Central Asia Tbk	348,112,760	209,314,843
PT Bank Rakyat Indonesia (Persero) Tbk	623,075,239	188,607,102
PT Sumber Alfaria Trijaya Tbk	410,772,300	73,876,945
PT Telkom Indonesia Persero Tbk	101,273,900	19,632,807
TOTAL INDONESIA		548,845,803
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	291,400	34,315,264
Korea (South) - 9.1%
AMOREPACIFIC Corp.	1,147,470	139,468,210
Celltrion, Inc.	310,920	42,099,899
Coway Co. Ltd.	1,088,000	43,470,256
Delivery Hero AG (a)(b)	777,689	21,757,826
HPSP Co. Ltd.	392,400	10,955,505
Hyundai Motor Co. Ltd.	239,864	43,024,978
Kakao Corp.	1,121,330	38,833,512
Kakao Pay Corp. (a)	445,085	11,185,395
Kia Corp.	1,394,395	117,806,074
LG Corp.	1,043,328	59,363,500
LS Electric Co. Ltd.	391,530	49,272,757
NAVER Corp.	940,026	123,641,908
Samsung Biologics Co. Ltd. (a)(b)	106,968	59,953,871
Samsung Electronics Co. Ltd.	17,856,452	989,801,443
Samsung SDI Co. Ltd.	40,560	12,516,930
SK Hynix, Inc.	2,455,377	302,159,216
TOTAL KOREA (SOUTH)		2,065,311,280
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	2,024,724	3,280,053
Jumo World Ltd. (a)(e)	2,021	0
TOTAL MAURITIUS		3,280,053
Mexico - 2.2%
CEMEX S.A.B. de CV sponsored ADR (a)	9,896,000	78,277,360
Corporacion Inmobiliaria Vesta S.A.B. de CV	6,465,384	22,875,059
Fibra Uno Administracion SA de CV	12,695,600	18,223,651
Gruma S.A.B. de CV Series B	361,457	7,099,270
Grupo Financiero Banorte S.A.B. de CV Series O	27,707,378	274,231,189
Wal-Mart de Mexico SA de CV Series V	28,695,200	107,070,454
TOTAL MEXICO		507,776,983
Netherlands - 0.0%
CTP BV (b)	665,477	11,334,745
CTP BV rights (a)(f)	665,477	195,304
TOTAL NETHERLANDS		11,530,049
Panama - 0.3%
Copa Holdings SA Class A	715,075	68,289,663
Peru - 0.5%
Credicorp Ltd. (United States)	732,422	121,296,407
Philippines - 0.4%
Ayala Land, Inc.	60,214,324	29,874,577
SM Investments Corp.	2,394,000	39,339,019
SM Prime Holdings, Inc.	34,525,200	16,696,787
TOTAL PHILIPPINES		85,910,383
Poland - 0.3%
CD Projekt SA (c)	1,118,261	32,667,865
Dino Polska SA (a)(b)	479,434	46,083,058
TOTAL POLAND		78,750,923
Puerto Rico - 0.0%
Liberty Latin America Ltd. Class C (a)	471,290	3,553,527
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	452,300	13,065,022
Russia - 0.3%
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	10,986,900	5,449,502
LSR Group OJSC (a)(e)	98,230	98,388
LUKOIL PJSC sponsored ADR (a)(e)	2,479,000	31,235,400
Novatek PJSC GDR (Reg. S) (a)(e)	648,900	31,666,320
Sberbank of Russia (a)(e)	12,899,053	78,968
Sberbank of Russia sponsored ADR (a)(e)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (a)(e)	6,035,400	142,496
Yandex NV Series A (a)(c)(e)	745,899	8,652,428
TOTAL RUSSIA		77,672,987
Saudi Arabia - 3.6%
Al Rajhi Bank	8,694,815	185,227,888
Alinma Bank	17,289,750	153,738,912
Bupa Arabia for Cooperative Insurance Co.	2,194,232	141,110,425
Dr Sulaiman Al Habib Medical Services Group Co.	325,628	26,966,367
Sabic Agriculture-Nutrients Co.	1,211,800	37,414,398
Saudi Arabian Oil Co. (b)	4,765,100	38,241,751
The Saudi National Bank	22,270,216	223,260,311
TOTAL SAUDI ARABIA		805,960,052
Singapore - 1.6%
Sea Ltd. ADR (a)	5,652,196	357,162,265
South Africa - 3.5%
Capitec Bank Holdings Ltd.	1,722,061	213,127,278
Discovery Ltd.	16,651,200	106,079,336
Gold Fields Ltd.	5,248,000	84,900,415
Impala Platinum Holdings Ltd.	18,906,802	84,164,659
Naspers Ltd. Class N	869,900	166,479,398
Pick 'n Pay Stores Ltd. (c)	23,377,715	24,890,322
Shoprite Holdings Ltd. (c)	8,119,176	108,328,611
TOTAL SOUTH AFRICA		787,970,019
Taiwan - 16.0%
Alchip Technologies Ltd.	1,683,140	158,463,168
ASE Technology Holding Co. Ltd.	12,446,945	55,894,234
Asia Vital Components Co. Ltd.	3,037,475	59,809,902
AURAS Technology Co. Ltd.	1,790,000	43,197,694
BizLink Holding, Inc.	4,996,327	35,135,938
Chailease Holding Co. Ltd.	30,547,047	160,826,676
Chroma ATE, Inc.	1,955,000	15,849,727
Delta Electronics, Inc.	8,379,000	81,912,122
eMemory Technology, Inc.	890,022	59,714,276
Formosa Plastics Corp.	26,543,000	55,666,017
Gigabyte Technology Co. Ltd.	4,565,636	41,101,521
Hon Hai Precision Industry Co. Ltd. (Foxconn)	18,911,000	89,862,921
King Yuan Electronics Co. Ltd.	17,702,513	51,419,232
M31 Technology Corp.	590,609	21,457,855
MediaTek, Inc.	1,450,000	43,641,479
Quanta Computer, Inc.	20,719,460	162,322,229
Taiwan Semiconductor Manufacturing Co. Ltd.	90,689,881	2,167,596,596
Uni-President Enterprises Corp.	39,250,000	91,901,386
Unimicron Technology Corp.	8,353,030	46,110,341
Wistron Corp.	14,119,037	48,258,490
Wiwynn Corp.	1,790,373	127,139,033
TOTAL TAIWAN		3,617,280,837
Tanzania - 0.0%
Helios Towers PLC (a)	9,208,600	11,368,527
Thailand - 0.4%
PTT Global Chemical PCL (For. Reg.)	75,984,800	74,743,752
Supalai PCL (For. Reg.)	17,051,000	9,062,072
TOTAL THAILAND		83,805,824
United Arab Emirates - 0.2%
Emaar Properties PJSC	17,850,735	39,901,586
Parkin Co. PJSC	4,150,000	2,949,032
TOTAL UNITED ARAB EMIRATES		42,850,618
United States of America - 1.7%
FirstCash Holdings, Inc.	1,241,554	140,270,771
Legend Biotech Corp. ADR (a)	1,134,100	49,605,534
Tenaris SA sponsored ADR	1,595,300	52,628,947
Titan Cement International Trading SA (g)	4,520,239	142,790,373
TOTAL UNITED STATES OF AMERICA		385,295,625
TOTAL COMMON STOCKS (Cost $17,752,532,991)		22,075,143,881

Preferred Stocks - 3.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
China - 0.5%
ByteDance Ltd. Series E1 (a)(d)(e)	399,541	92,082,214
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	769,712	3,794,680
		95,876,894
India - 0.1%
Meesho:
Series E1 (d)(e)	31,950	1,789,200
Series F (a)(d)(e)	431,274	24,569,680
		26,358,880
TOTAL CONVERTIBLE PREFERRED STOCKS		122,235,774
Nonconvertible Preferred Stocks - 2.4%
Brazil - 1.8%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	6,031,800	29,005,517
Metalurgica Gerdau SA (PN)	48,272,722	98,356,392
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	8,961,200	144,454,544
sponsored ADR	7,521,835	127,645,540
		399,461,993
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(d)(e)	22,959	7,507,134
Series A (a)(d)(e)	5,737	1,875,884
Series B (a)(d)(e)	6,242	2,041,009
Series B2 (a)(d)(e)	5,049	1,650,922
Series C (a)(d)(e)	9,391	3,070,669
Series C1 (a)(d)(e)	1,978	646,766
Series D (a)(d)(e)	2,116	691,890
		17,484,274
Korea (South) - 0.5%
Hyundai Motor Co. Ltd. Series 2	692,638	78,924,641
Samsung Electronics Co. Ltd.	852,617	39,698,198
		118,622,839
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	566,129	5,961,338
TOTAL NONCONVERTIBLE PREFERRED STOCKS		541,530,444
TOTAL PREFERRED STOCKS (Cost $405,900,579)		663,766,218

Corporate Bonds - 0.2%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.1%
Brazil - 0.1%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	33,309,389	31,693,883
Nonconvertible Bonds - 0.1%
China - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	12,904,612	12,921,388
TOTAL CORPORATE BONDS (Cost $46,214,001)		44,615,271

Government Obligations - 0.0%
	Principal Amount (h)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.31% 5/9/24 to 6/13/24 (i) (Cost $6,521,357)	6,540,000	6,521,184

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	391,557,016	391,635,328
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	217,859,679	217,881,465
TOTAL MONEY MARKET FUNDS (Cost $609,512,637)		609,516,793

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $18,820,681,565)	23,399,563,347
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(805,522,961)
NET ASSETS - 100.0%	22,594,040,386

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $936,634,448 or 4.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $196,717,680 or 0.9% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,894,415.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	12,904,612

ByteDance Ltd. Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	33,309,389

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333

Gupshup, Inc.	6/08/21	12,944,653

Jumo World Holding Ltd.	9/06/23	2,024,724

Meesho Series E1	4/18/24	1,789,200

Meesho Series F	9/21/21	33,066,770

Pine Labs Private Ltd.	6/30/21	3,581,693

Pine Labs Private Ltd. Series 1	6/30/21	8,560,493

Pine Labs Private Ltd. Series A	6/30/21	2,139,098

Pine Labs Private Ltd. Series B	6/30/21	2,327,392

Pine Labs Private Ltd. Series B2	6/30/21	1,882,570

Pine Labs Private Ltd. Series C	6/30/21	3,501,528

Pine Labs Private Ltd. Series C1	6/30/21	737,517

Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	355,908,574	2,911,924,774	2,876,196,093	12,561,232	(1,927)	-	391,635,328	0.8%
Fidelity Securities Lending Cash Central Fund 5.39%	380,133,200	1,164,900,188	1,327,151,923	1,170,320	-	-	217,881,465	0.8%
Total	736,041,774	4,076,824,962	4,203,348,016	13,731,552	(1,927)	-	609,516,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Titan Cement International Trading SA	86,321,617	-	1,281,336	-	292,820	57,457,272	142,790,373
Total	86,321,617	-	1,281,336	-	292,820	57,457,272	142,790,373

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,204,869,088	529,755,837	1,574,378,609	100,734,642
Consumer Discretionary	3,488,259,954	986,586,362	2,475,314,712	26,358,880
Consumer Staples	1,365,768,649	286,502,452	1,079,266,197	-
Energy	1,217,516,071	430,071,502	719,093,347	68,351,222
Financials	4,820,163,587	1,939,759,149	2,876,695,932	3,708,506
Health Care	681,319,544	164,075,515	513,449,349	3,794,680
Industrials	1,345,516,824	368,433,252	977,083,572	-
Information Technology	4,938,635,044	42,767,942	4,869,280,520	26,586,582
Materials	1,704,846,432	959,860,121	744,843,815	142,496
Real Estate	309,346,308	143,980,927	165,266,993	98,388
Utilities	662,668,598	168,566,926	494,101,672	-

Corporate Bonds	44,615,271	-	-	44,615,271

Government Obligations	6,521,184	-	6,521,184	-

Money Market Funds	609,516,793	609,516,793	-	-
Total Investments in Securities:	23,399,563,347	6,629,876,778	16,495,295,902	274,390,667

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$420,207,786
Net Realized Gain (Loss) on Investment Securities	(350,183,359)
Net Unrealized Gain (Loss) on Investment Securities	487,796,170
Cost of Purchases	1,789,200
Proceeds of Sales	(285,219,130)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$274,390,667
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$236,085,995

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Series Emerging Markets Opportunities Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $203,568,097) - See accompanying schedule:
Unaffiliated issuers (cost $18,131,523,310)	$22,647,256,181
Fidelity Central Funds (cost $609,512,637)	609,516,793
Other affiliated issuers (cost $79,645,618)	142,790,373

Total Investment in Securities (cost $18,820,681,565)		$23,399,563,347
Foreign currency held at value (cost $12,041,310)		12,034,895
Receivable for investments sold		103,240,227
Receivable for fund shares sold		580,138
Dividends receivable		25,921,945
Interest receivable		1,586,494
Distributions receivable from Fidelity Central Funds		1,850,930
Receivable from investment adviser for expense reductions		305,915
Other receivables		3,436,506
Total assets		23,548,520,397
Liabilities
Payable to custodian bank	$1,204,096
Payable for investments purchased
Regular delivery	22,910,300
Delayed delivery	195,304
Payable for fund shares redeemed	525,319,741
Payable for daily variation margin on futures contracts	751,519
Deferred taxes	182,720,673
Other payables and accrued expenses	3,502,009
Collateral on securities loaned	217,876,369
Total liabilities		954,480,011
Net Assets		$22,594,040,386
Net Assets consist of:
Paid in capital		$20,704,819,471
Total accumulated earnings (loss)		1,889,220,915
Net Assets		$22,594,040,386
Net Asset Value, offering price and redemption price per share ($22,594,040,386 ÷ 1,265,347,457 shares)		$17.86
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$212,140,799
Interest		1,265,950
Income from Fidelity Central Funds (including $1,170,320 from security lending)		13,731,552
Income before foreign taxes withheld		$227,138,301
Less foreign taxes withheld		(25,959,865)
Total income		201,178,436
Expenses
Custodian fees and expenses	$3,174,780
Independent trustees' fees and expenses	55,859
Total expenses before reductions	3,230,639
Expense reductions	(1,715,627)
Total expenses after reductions		1,515,012
Net Investment income (loss)		199,663,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $32,021,529)	(391,165,736)
Fidelity Central Funds	(1,927)
Other affiliated issuers	292,820
Foreign currency transactions	(2,845,452)
Futures contracts	17,836,747
Total net realized gain (loss)		(375,883,548)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $87,365,719)	3,363,654,037
Affiliated issuers	57,457,272
Assets and liabilities in foreign currencies	(678,652)
Futures contracts	10,451
Total change in net unrealized appreciation (depreciation)		3,420,443,108
Net gain (loss)		3,044,559,560
Net increase (decrease) in net assets resulting from operations		$3,244,222,984
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$199,663,424	$648,322,848
Net realized gain (loss)	(375,883,548)	(781,171,593)
Change in net unrealized appreciation (depreciation)	3,420,443,108	3,586,638,840
Net increase (decrease) in net assets resulting from operations	3,244,222,984	3,453,790,095
Distributions to shareholders	(625,661,951)	(559,062,771)

Share transactions
Proceeds from sales of shares	1,810,310,891	1,881,171,940
Reinvestment of distributions	625,661,951	559,062,771
Cost of shares redeemed	(2,626,205,826)	(7,499,526,249)

Net increase (decrease) in net assets resulting from share transactions	(190,232,984)	(5,059,291,538)
Total increase (decrease) in net assets	2,428,328,049	(2,164,564,214)

Net Assets
Beginning of period	20,165,712,337	22,330,276,551
End of period	$22,594,040,386	$20,165,712,337

Other Information
Shares
Sold	105,688,571	114,358,773
Issued in reinvestment of distributions	37,987,975	35,117,008
Redeemed	(151,210,884)	(452,937,950)
Net increase (decrease)	(7,534,338)	(303,462,169)

Financial Highlights
Fidelity® Series Emerging Markets Opportunities Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.84	$14.17	$24.69	$21.49	$19.39	$17.66
Income from Investment Operations
Net investment income (loss) A,B	.15	.46	.48	.47	.35	.57 C
Net realized and unrealized gain (loss)	2.36	1.58	(8.30)	3.48	2.26	2.71
Total from investment operations	2.51	2.04	(7.82)	3.95	2.61	3.28
Distributions from net investment income	(.49)	(.37)	(.68)	(.33)	(.50)	(.41)
Distributions from net realized gain	-	-	(2.01)	(.41)	(.02)	(1.14)
Total distributions	(.49)	(.37)	(2.70) D	(.75) D	(.51) D	(1.55)
Net asset value, end of period	$17.86	$15.84	$14.17	$24.69	$21.49	$19.39
Total Return E,F	16.09%	14.40%	(35.33)%	18.44%	13.66%	20.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.03% I	.03%	.03%	.03%	.04%	.04%
Expenses net of fee waivers, if any	.01 % I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.78% I	2.82%	2.64%	1.82%	1.78%	3.12% C
Supplemental Data
Net assets, end of period (000 omitted)	$22,594,040	$20,165,712	$22,330,277	$29,188,538	$26,829,783	$18,675,048
Portfolio turnover rate J	45 % I	41%	37%	69%	42% K	54%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series International Growth Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	6.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	6.0
Linde PLC (United States of America, Chemicals)	4.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.9
Safran SA (France, Aerospace & Defense)	3.9
SAP SE (Germany, Software)	3.9
Atlas Copco AB (A Shares) (Sweden, Machinery)	3.6
CRH PLC (United States of America, Construction Materials)	3.2
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.7
41.0

Market Sectors (% of Fund's net assets)

Industrials	26.8
Information Technology	22.9
Financials	15.5
Consumer Discretionary	10.4
Materials	9.7
Health Care	7.1
Consumer Staples	2.6
Energy	0.7
Communication Services	0.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series International Growth Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
Belgium - 0.4%
Azelis Group NV	2,475,110	59,802,143
Canada - 3.2%
CAE, Inc. (a)	3,982,800	76,841,004
Canadian Pacific Kansas City Ltd.	3,769,540	295,725,362
Franco-Nevada Corp.	783,628	94,332,497
TOTAL CANADA		466,898,863
Denmark - 6.0%
Novo Nordisk A/S Series B	6,975,300	894,528,588
Finland - 0.5%
Kone OYJ (B Shares)	1,579,800	77,217,086
France - 13.1%
Airbus Group NV	2,235,700	367,901,793
Edenred SA	3,700,155	175,563,890
Lectra	1,016,088	34,699,812
Legrand SA	2,057,444	211,436,502
LVMH Moet Hennessy Louis Vuitton SE	708,623	582,088,680
Safran SA	2,648,300	574,236,238
TOTAL FRANCE		1,945,926,915
Germany - 5.0%
Deutsche Borse AG	840,245	161,992,506
SAP SE	3,161,000	570,772,442
TOTAL GERMANY		732,764,948
Hong Kong - 0.7%
AIA Group Ltd.	13,994,701	102,502,201
India - 1.6%
HDFC Bank Ltd.	3,668,296	66,599,474
Jio Financial Services Ltd.	1,953,400	8,793,950
Kotak Mahindra Bank Ltd.	2,832,000	55,025,378
Reliance Industries Ltd.	1,825,000	64,047,058
Reliance Industries Ltd. GDR (b)	596,500	42,172,550
TOTAL INDIA		236,638,410
Israel - 0.7%
NICE Ltd. sponsored ADR (a)(c)	473,072	105,736,323
Italy - 1.4%
Interpump Group SpA	1,650,320	72,350,980
Prada SpA	15,723,000	128,226,017
TOTAL ITALY		200,576,997
Japan - 9.7%
Azbil Corp.	4,673,005	130,517,034
Hoya Corp.	1,384,300	160,495,501
Keyence Corp.	989,287	435,058,605
Lasertec Corp.	1,000,900	215,899,571
Misumi Group, Inc.	3,961,906	64,412,115
OSG Corp.	1,857,246	23,951,607
Recruit Holdings Co. Ltd.	6,564,905	282,733,125
SHO-BOND Holdings Co. Ltd.	1,993,800	76,994,368
USS Co. Ltd.	5,741,558	43,861,454
TOTAL JAPAN		1,433,923,380
Netherlands - 8.4%
Aalberts Industries NV	661,563	31,714,420
ASML Holding NV (Netherlands)	1,150,746	1,022,618,999
BE Semiconductor Industries NV	581,035	77,820,110
IMCD NV	734,054	111,436,151
TOTAL NETHERLANDS		1,243,589,680
Spain - 0.7%
Amadeus IT Holding SA Class A	1,653,864	104,977,282
Sweden - 7.0%
ASSA ABLOY AB (B Shares) (c)	7,122,137	188,176,954
Atlas Copco AB (A Shares) (c)	30,275,944	530,316,101
Autoliv, Inc.	970,134	116,212,352
Epiroc AB (A Shares)	9,675,955	178,883,042
Lagercrantz Group AB (B Shares)	1,972,900	29,341,794
TOTAL SWEDEN		1,042,930,243
Switzerland - 1.7%
Schindler Holding AG:
(participation certificate)	230,401	57,647,245
(Reg.)	147,352	35,986,428
UBS Group AG	6,125,995	161,738,263
TOTAL SWITZERLAND		255,371,936
Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	16,930,885	404,668,396
United Kingdom - 8.7%
BAE Systems PLC	16,084,700	267,524,211
Compass Group PLC	11,439,000	318,161,227
InterContinental Hotel Group PLC ADR	2,509,330	246,792,606
London Stock Exchange Group PLC	1,658,700	182,855,268
Rightmove PLC	8,257,761	53,140,199
Sage Group PLC	6,437,600	93,794,242
Spectris PLC	3,046,778	126,776,479
TOTAL UNITED KINGDOM		1,289,044,232
United States of America - 24.6%
CRH PLC	6,091,040	471,568,317
Experian PLC	7,218,889	291,166,274
Linde PLC	1,353,901	597,016,185
Marsh & McLennan Companies, Inc.	1,585,431	316,182,504
MasterCard, Inc. Class A	635,631	286,796,707
Microsoft Corp.	387,200	150,748,576
Moody's Corp.	673,059	249,253,939
Nestle SA (Reg. S)	3,504,200	351,822,375
Otis Worldwide Corp.	1,067,300	97,337,760
PriceSmart, Inc.	404,227	32,576,654
S&P Global, Inc.	579,280	240,882,002
Sherwin-Williams Co.	886,941	265,736,393
Visa, Inc. Class A	1,063,770	285,739,260
TOTAL UNITED STATES OF AMERICA		3,636,826,946
TOTAL COMMON STOCKS (Cost $8,575,918,671)		14,233,924,569

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	39,666,883

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	340,161,453	340,229,485
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	422,965,333	423,007,629
TOTAL MONEY MARKET FUNDS (Cost $763,237,114)		763,237,114

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $9,358,014,926)	15,036,828,566
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(229,132,886)
NET ASSETS - 100.0%	14,807,695,680

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,172,550 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,666,883 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	270,608,875	1,869,292,918	1,799,702,216	7,285,525	29,908	-	340,229,485	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	67,864,785	813,347,350	458,204,506	133,578	-	-	423,007,629	1.5%
Total	338,473,660	2,682,640,268	2,257,906,722	7,419,103	29,908	-	763,237,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	92,807,082	53,140,199	-	39,666,883
Consumer Discretionary	1,540,319,618	363,004,958	1,177,314,660	-
Consumer Staples	384,399,029	32,576,654	351,822,375	-
Energy	106,219,608	42,172,550	64,047,058	-
Financials	2,293,925,342	1,716,156,565	577,768,777	-
Health Care	1,055,024,089	-	1,055,024,089	-
Industrials	3,973,790,909	916,058,579	3,057,732,330	-
Information Technology	3,398,452,383	1,641,536,335	1,756,916,048	-
Materials	1,428,653,392	1,428,653,392	-	-

Money Market Funds	763,237,114	763,237,114	-	-
Total Investments in Securities:	15,036,828,566	6,956,536,346	8,040,625,337	39,666,883
Fidelity® Series International Growth Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $400,545,391) - See accompanying schedule:
Unaffiliated issuers (cost $8,594,777,812)	$14,273,591,452
Fidelity Central Funds (cost $763,237,114)	763,237,114

Total Investment in Securities (cost $9,358,014,926)		$15,036,828,566
Foreign currency held at value (cost $17,993,345)		17,993,385
Receivable for investments sold		61,869,292
Receivable for fund shares sold		85,027,899
Dividends receivable		27,724,599
Reclaims receivable		34,180,716
Distributions receivable from Fidelity Central Funds		1,257,761
Total assets		15,264,882,218
Liabilities
Payable for investments purchased	$28,886,447
Payable for fund shares redeemed	4,319,610
Other payables and accrued expenses	972,852
Collateral on securities loaned	423,007,629
Total liabilities		457,186,538
Net Assets		$14,807,695,680
Net Assets consist of:
Paid in capital		$8,600,867,020
Total accumulated earnings (loss)		6,206,828,660
Net Assets		$14,807,695,680
Net Asset Value, offering price and redemption price per share ($14,807,695,680 ÷ 840,006,353 shares)		$17.63
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$115,543,831
Interest		207,249
Income from Fidelity Central Funds (including $133,578 from security lending)		7,419,103
Income before foreign taxes withheld		$123,170,183
Less foreign taxes withheld		(6,425,043)
Total income		116,745,140
Expenses
Custodian fees and expenses	$407,180
Independent trustees' fees and expenses	35,914
Total expenses before reductions	443,094
Expense reductions	(784)
Total expenses after reductions		442,310
Net Investment income (loss)		116,302,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $559,644)	495,065,728
Redemptions in-kind	175,468,806
Fidelity Central Funds	29,908
Foreign currency transactions	(159,399)
Total net realized gain (loss)		670,405,043
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $80,687)	1,838,281,438
Assets and liabilities in foreign currencies	(113,470)
Total change in net unrealized appreciation (depreciation)		1,838,167,968
Net gain (loss)		2,508,573,011
Net increase (decrease) in net assets resulting from operations		$2,624,875,841
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,302,830	$190,486,775
Net realized gain (loss)	670,405,043	18,909,853
Change in net unrealized appreciation (depreciation)	1,838,167,968	1,208,323,184
Net increase (decrease) in net assets resulting from operations	2,624,875,841	1,417,719,812
Distributions to shareholders	(186,414,240)	(434,836,481)

Share transactions
Proceeds from sales of shares	1,345,076,568	2,142,973,065
Reinvestment of distributions	186,414,240	434,836,481
Cost of shares redeemed	(2,010,343,367)	(3,104,776,773)

Net increase (decrease) in net assets resulting from share transactions	(478,852,559)	(526,967,227)
Total increase (decrease) in net assets	1,959,609,042	455,916,104

Net Assets
Beginning of period	12,848,086,638	12,392,170,534
End of period	$14,807,695,680	$12,848,086,638

Other Information
Shares
Sold	77,180,835	138,038,506
Issued in reinvestment of distributions	11,408,460	29,420,601
Redeemed	(116,487,414)	(200,541,435)
Net increase (decrease)	(27,898,119)	(33,082,328)

Financial Highlights
Fidelity® Series International Growth Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$13.75	$20.51	$18.01	$17.07	$14.96
Income from Investment Operations
Net investment income (loss) A,B	.14	.22	.21	.20	.20	.37 C
Net realized and unrealized gain (loss)	2.91	1.33	(5.38)	5.19	1.38	2.74
Total from investment operations	3.05	1.55	(5.17)	5.39	1.58	3.11
Distributions from net investment income	(.22)	(.20)	(.28)	(.24)	(.37)	(.28)
Distributions from net realized gain	-	(.30)	(1.31)	(2.65)	(.27)	(.72)
Total distributions	(.22)	(.50)	(1.59)	(2.89)	(.64)	(1.00)
Net asset value, end of period	$17.63	$14.80	$13.75	$20.51	$18.01	$17.07
Total Return D,E	20.71%	11.31%	(27.31)%	33.10%	9.39%	22.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.58% H	1.42%	1.32%	1.06%	1.18%	2.38% C
Supplemental Data
Net assets, end of period (000 omitted)	$14,807,696	$12,848,087	$12,392,171	$15,467,124	$11,557,995	$16,501,791
Portfolio turnover rate I	27 % H,J	19% J	22% J	24%	16% J	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.92%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series International Small Cap Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment, Instruments & Components)	3.7
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	3.1
CTS Eventim AG (Germany, Entertainment)	3.0
Spectris PLC (United Kingdom, Electronic Equipment, Instruments & Components)	3.0
Aalberts Industries NV (Netherlands, Machinery)	2.8
Azbil Corp. (Japan, Electronic Equipment, Instruments & Components)	2.5
Kongsberg Gruppen ASA (Norway, Aerospace & Defense)	2.0
Interpump Group SpA (Italy, Machinery)	1.9
Morningstar, Inc. (United States of America, Capital Markets)	1.9
Rheinmetall AG (Germany, Aerospace & Defense)	1.6
25.5

Market Sectors (% of Fund's net assets)

Industrials	31.6
Information Technology	20.1
Consumer Discretionary	10.3
Financials	7.5
Communication Services	6.8
Health Care	6.2
Materials	5.3
Consumer Staples	4.4
Real Estate	2.8
Energy	1.8
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series International Small Cap Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 1.6%
Dominos Pizza Enterprises Ltd.	188,911	4,765,360
Imdex Ltd.	13,644,033	18,297,773
Latin Resources Ltd. (a)	12,500,000	1,788,829
Liontown Resources Ltd. (a)(b)	1,200,000	941,729
NIB Holdings Ltd.	972,683	4,645,087
Steadfast Group Ltd.	8,493,721	30,912,231
Vulcan Energy Resources Ltd. (a)(b)	500,000	1,074,879
TOTAL AUSTRALIA		62,425,888
Austria - 0.0%
AT&S Austria Technologie & Systemtechnik AG	80,000	1,780,943
Belgium - 1.9%
Azelis Group NV	1,055,172	25,494,441
Fagron NV	227,500	4,428,453
Galapagos NV (a)	85,000	2,404,196
KBC Ancora	732,579	35,455,007
Warehouses de Pauw	138,500	3,686,312
Warehouses de Pauw rights (a)(c)	138,500	165,544
TOTAL BELGIUM		71,633,953
Canada - 4.2%
CAE, Inc. (a)	1,185,900	22,879,820
ECN Capital Corp.	533,950	682,637
Lumine Group, Inc. (a)	370,000	10,135,256
McCoy Global, Inc.	1,106,750	1,543,573
MTY Food Group, Inc. (b)	118,300	4,245,102
North West Co., Inc.	200,000	5,668,834
Onex Corp. (sub. vtg.)	60,000	4,256,855
Osisko Gold Royalties Ltd.	1,439,700	22,118,661
Parkland Corp.	182,500	5,622,217
Pason Systems, Inc.	2,126,500	24,174,427
Quebecor, Inc. Class B (sub. vtg.)	180,300	3,731,338
Real Matters, Inc. (a)	950,000	3,547,016
Richelieu Hardware Ltd.	1,835,620	51,802,447
TOTAL CANADA		160,408,183
China - 0.3%
Chlitina Holding Ltd.	2,142,000	12,320,750
Chlitina Holding Ltd. rights 5/13/24 (a)	64,670	63,441
TOTAL CHINA		12,384,191
Denmark - 0.7%
Cadeler A/S (a)	1,750,000	8,317,955
Spar Nord Bank A/S	1,026,010	18,203,900
TOTAL DENMARK		26,521,855
Egypt - 0.1%
Integrated Diagnostics Holdings PLC (a)(d)	15,331,734	4,706,842
Finland - 0.2%
Huhtamaki Oyj	136,689	5,245,647
Nanoform Finland PLC (a)	500,000	1,147,240
TOTAL FINLAND		6,392,887
France - 3.8%
ARGAN SA	80,600	6,348,004
Elis SA	430,000	9,691,884
Exail Technologies SA (a)(b)	221,114	4,606,190
Exclusive Networks SA (a)	300,000	6,403,200
Laurent-Perrier Group SA	97,711	12,721,816
Lectra	1,064,210	36,343,197
LISI	444,088	11,658,696
Maisons du Monde SA (d)	259,100	1,244,302
Stef SA	75,000	10,181,088
Thermador Groupe SA	82,100	7,009,370
Vallourec SA (a)	445,200	7,727,785
Vetoquinol SA	298,648	30,055,027
TOTAL FRANCE		143,990,559
Germany - 7.5%
Auto1 Group SE (a)(b)(d)	840,752	4,288,858
CTS Eventim AG	1,314,770	116,739,796
Gerresheimer AG	55,000	5,928,296
Instone Real Estate Group BV (d)	515,921	4,773,623
Nexus AG	618,016	34,098,563
NORMA Group AG	107,000	2,135,360
Rheinmetall AG	108,300	59,776,818
Scout24 AG (d)	330,500	24,372,233
Stabilus Se	484,629	30,100,811
Wacker Chemie AG	40,300	4,326,621
TOTAL GERMANY		286,540,979
Greece - 0.3%
Athens International Airport SA	762,400	6,761,293
Mytilineos SA	126,900	5,173,337
TOTAL GREECE		11,934,630
Hungary - 0.2%
Richter Gedeon PLC	363,700	9,261,630
Indonesia - 0.2%
PT Selamat Sempurna Tbk	55,532,360	6,151,613
Ireland - 1.9%
AerCap Holdings NV (a)	366,000	30,923,340
Cairn Homes PLC	5,313,300	8,970,500
Cairn Homes PLC	7,191,234	12,184,754
Irish Residential Properties REIT PLC	10,324,300	10,918,930
Mincon Group PLC	3,809,284	1,910,676
Smurfit Kappa Group PLC	190,000	8,262,796
TOTAL IRELAND		73,170,996
Israel - 1.4%
Ituran Location & Control Ltd.	893,735	22,951,115
NICE Ltd. sponsored ADR (a)	85,000	18,998,350
Tel Aviv Stock Exchange Ltd.	1,620,557	10,736,870
TOTAL ISRAEL		52,686,335
Italy - 2.5%
Banca Generali SpA	140,000	5,501,203
BFF Bank SpA (d)	529,000	6,802,813
Dovalue SpA (b)(d)	800,000	1,782,651
Generalfinance SpA	173,104	1,995,155
Industrie de Nora SpA	198,400	2,676,299
Intercos SpA	310,900	4,359,753
Interpump Group SpA	1,633,037	71,593,283
TOTAL ITALY		94,711,157
Japan - 28.1%
ABC-MART, Inc.	204,900	4,081,257
Ai Holdings Corp.	416,292	6,402,814
Arealink Co. Ltd.	100,000	1,966,163
Artnature, Inc.	1,214,900	5,845,636
As One Corp.	243,000	4,003,492
ASKUL Corp.	640,000	9,665,465
Aucnet, Inc.	757,060	12,459,780
Azbil Corp.	3,379,090	94,377,987
BayCurrent Consulting, Inc.	281,800	5,998,724
Belc Co. Ltd.	110,000	5,249,565
Broadleaf Co. Ltd. (e)	5,948,773	21,670,357
Central Automotive Products Ltd.	216,579	7,927,893
Chiba Bank Ltd.	556,900	4,704,172
CKD Corp.	267,000	4,989,969
CTS Co. Ltd.	300,000	1,405,696
Curves Holdings Co. Ltd. (e)	5,937,359	27,885,707
Daiei Kankyo Co. Ltd.	53,900	900,805
Daiichikosho Co. Ltd.	1,316,928	15,371,717
Daikokutenbussan Co. Ltd.	179,300	9,167,713
Dentsu Soken, Inc.	175,000	5,797,409
Dexerials Corp.	180,700	6,768,415
Digital Hearts Holdings Co. Ltd. (e)	1,354,550	8,247,792
Dowa Holdings Co. Ltd.	90,000	3,370,230
Elan Corp.	2,020,900	11,601,152
Fuji Electric Co. Ltd.	40,000	2,488,157
Fujitec Co. Ltd.	910,300	22,451,240
Funai Soken Holdings, Inc.	861,757	13,037,666
Fuyo General Lease Co. Ltd.	28,800	2,469,876
Goldcrest Co. Ltd.	1,537,300	24,780,145
Hamamatsu Photonics K.K.	50,000	1,832,084
Inaba Denki Sangyo Co. Ltd.	216,300	5,046,399
Iwatani Corp.	100,000	5,678,252
Iwatsuka Confectionary Co. Ltd.	211,600	3,493,697
Japan Elevator Service Holdings Co. Ltd.	146,300	2,273,591
JINS Holdings, Inc.	123,200	2,588,298
JTOWER, Inc. (a)(b)	400,000	8,169,768
Justsystems Corp.	150,000	2,612,790
Kamigumi Co. Ltd.	405,800	8,763,490
Kansai Electric Power Co., Inc.	500,000	7,489,711
Katitas Co. Ltd.	260,000	3,132,445
Kato Sangyo	110,000	3,189,999
Kobe Bussan Co. Ltd.	82,300	1,777,456
Koshidaka Holdings Co. Ltd. (e)	5,227,659	28,598,959
Kotobuki Spirits Co. Ltd.	382,400	3,937,408
Kusuri No Aoki Holdings Co. Ltd.	871,574	16,249,946
Kyoritsu Maintenance Co. Ltd.	237,600	5,066,975
Kyoto Financial Group, Inc.	352,612	6,276,201
Lasertec Corp.	197,360	42,571,625
Maeda Kosen Co. Ltd.	202,400	4,429,503
Maruwa Ceramic Co. Ltd.	32,600	6,869,728
MCJ Co. Ltd.	850,000	7,420,125
Medikit Co. Ltd.	625,900	11,189,107
Meitec Group Holdings, Inc.	201,000	3,748,652
Miroku Jyoho Service Co., Ltd. (b)	618,891	6,657,129
Misumi Group, Inc.	711,300	11,564,216
Mitsuboshi Belting Ltd.	227,952	6,991,446
Miura Co. Ltd.	147,900	2,326,950
Nagaileben Co. Ltd.	1,528,000	22,794,232
Net One Systems Co. Ltd.	650,000	10,876,212
Nihon Parkerizing Co. Ltd.	5,182,368	39,853,020
Nippon Concept Corp.	135,000	1,549,962
Nippon Gas Co. Ltd.	303,700	4,953,108
Nitto Kohki Co. Ltd.	270,000	4,172,878
NOF Corp.	1,060,700	14,230,279
NS Tool Co. Ltd. (e)	1,484,000	8,681,751
NSD Co. Ltd.	1,909,580	37,324,613
OBIC Co. Ltd.	309,600	39,773,243
Osaka Soda Co. Ltd.	77,700	4,556,988
OSG Corp.	1,322,475	17,055,038
Paramount Bed Holdings Co. Ltd.	586,612	9,994,998
Park24 Co. Ltd. (a)	150,000	1,615,438
Prestige International, Inc.	1,100,000	4,697,619
ProNexus, Inc.	1,204,277	8,764,290
Qol Holdings Co. Ltd.	425,000	4,767,407
Renesas Electronics Corp.	265,000	4,302,474
Rohto Pharmaceutical Co. Ltd.	357,200	6,969,128
Roland Corp.	140,000	3,805,868
San-Ai Obbli Co. Ltd.	1,093,972	14,351,524
Shinwa Co. Ltd.	35,700	634,971
SHO-BOND Holdings Co. Ltd.	1,372,000	52,982,382
Shoei Co. Ltd.	475,500	6,092,011
SK Kaken Co. Ltd.	526,920	26,535,804
Softcreate Co. Ltd.	119,300	1,399,891
Software Service, Inc.	181,500	15,535,933
Sumco Corp.	561,400	8,372,337
SWCC Showa Holdings Co. Ltd.	293,500	7,738,729
Techno Medica Co. Ltd.	283,000	3,125,390
The Monogatari Corp.	805,288	21,757,462
TIS, Inc.	838,936	17,916,801
Tocalo Co. Ltd.	1,467,849	16,914,169
Toyo Suisan Kaisha Ltd.	125,000	7,816,790
Tri Chemical Laboratories, Inc.	177,600	4,940,371
USS Co. Ltd.	2,454,200	18,748,357
Visional, Inc. (a)	70,000	3,193,979
YAKUODO Holdings Co. Ltd. (e)	1,008,352	18,318,137
Yaoko Co. Ltd.	80,500	4,352,027
YONEX Co. Ltd.	950,000	7,575,712
Zenkoku Hosho Co. Ltd.	100,000	3,511,196
TOTAL JAPAN		1,077,585,463
Korea (South) - 0.6%
BGF Retail Co. Ltd.	157,318	14,789,749
Hansol Chemical Co. Ltd.	18,660	2,580,979
HD Hyundai Marine Solution Co. Ltd. (c)	9,600	577,671
Soulbrain Co. Ltd.	18,000	3,875,004
TOTAL KOREA (SOUTH)		21,823,403
Luxembourg - 0.2%
CVC Capital Partners PLC	122,200	2,217,001
L'Occitane Ltd.	1,450,000	5,975,591
Novem Group SA	177,462	1,102,235
TOTAL LUXEMBOURG		9,294,827
Netherlands - 6.0%
Aalberts Industries NV	2,236,135	107,197,235
BE Semiconductor Industries NV (b)	315,751	42,289,668
IMCD NV	325,929	49,479,021
Koninklijke Heijmans NV (Certificaten Van Aandelen)	400,000	7,538,701
OCI NV	210,000	5,670,034
TKH Group NV (bearer) (depositary receipt)	172,600	7,471,100
Van Lanschot Kempen NV (Bearer)	305,761	10,882,376
TOTAL NETHERLANDS		230,528,135
Norway - 2.6%
Europris ASA (d)	674,800	4,264,389
Kongsberg Gruppen ASA	1,091,108	77,203,123
Medistim ASA	440,375	7,195,217
Selvaag Bolig ASA	840,200	2,658,597
Sparebanken Midt-Norge	356,800	4,699,732
TGS ASA	340,000	3,893,235
TOTAL NORWAY		99,914,293
Philippines - 0.1%
Robinsons Land Corp.	14,500,000	3,911,619
Singapore - 0.2%
Boustead Singapore Ltd.	9,000,000	6,287,942
Spain - 0.8%
Cie Automotive SA	79,741	2,118,980
Compania de Distribucion Integral Logista Holdings SA	407,000	11,101,996
Fluidra SA	594,020	12,615,369
Puig Group SL Class B	144,000	3,765,082
TOTAL SPAIN		29,601,427
Sweden - 12.2%
Addlife AB	1,295,211	12,058,423
AddTech AB (B Shares)	5,641,065	119,164,452
Alligo AB (B Shares)	500,000	5,880,004
Arjo AB	370,000	1,568,582
Autoliv, Inc.	365,900	43,831,161
Bergman & Beving AB (B Shares)	1,406,054	28,515,577
Betsson AB (B Shares)	540,000	6,002,504
BHG Group AB (a)	1,953,200	2,470,655
Dometic Group AB (d)	491,200	3,543,465
Hemnet Group AB	1,579,200	41,413,088
HEXPOL AB (B Shares)	375,500	4,293,220
INVISIO AB	1,268,172	28,020,751
JM AB (B Shares) (b)	315,300	5,418,843
John Mattson Fastighetsforetagen AB (a)	2,484,706	12,535,811
Lagercrantz Group AB (B Shares)	9,549,793	142,028,523
Rusta AB	1,050,000	7,212,533
Surgical Science Sweden AB (a)	200,000	2,851,076
Teqnion AB (a)	129,960	2,376,224
TOTAL SWEDEN		469,184,892
Switzerland - 1.0%
Tecan Group AG (b)	88,160	31,360,696
VZ Holding AG	45,512	5,257,954
TOTAL SWITZERLAND		36,618,650
Taiwan - 0.6%
Addcn Technology Co. Ltd. (e)	3,114,641	19,148,259
International Games Systems Co. Ltd.	164,000	5,006,407
TOTAL TAIWAN		24,154,666
United Kingdom - 15.5%
B&M European Value Retail SA	783,231	5,079,382
Baltic Classifieds Group PLC	3,720,300	10,808,230
Berkeley Group Holdings PLC	74,400	4,382,442
Big Yellow Group PLC	250,000	3,373,785
Bodycote PLC	5,872,308	51,070,688
Cab Payments Holdings Ltd. (b)	3,570,900	5,934,484
Clarkson PLC	498,634	24,206,196
Close Brothers Group PLC	325,000	1,849,396
DCC PLC (United Kingdom)	165,000	11,308,740
Direct Line Insurance Group PLC	3,750,000	8,706,240
Domino's Pizza UK & IRL PLC	1,017,300	4,141,463
Dowlais Group PLC	3,000,000	3,062,647
DP Poland PLC (a)	42,210,188	5,801,811
Games Workshop Group PLC	165,406	20,482,292
GlobalData PLC	1,200,000	3,178,855
Grainger Trust PLC	1,156,700	3,707,334
H&T Group PLC	600,000	3,148,866
Harbour Energy PLC	875,800	3,161,594
Hill & Smith Holdings PLC	495,514	11,702,304
Howden Joinery Group PLC	4,687,682	51,311,639
Inchcape PLC	1,077,460	10,770,721
Indivior PLC (a)	608,000	10,955,255
InterContinental Hotel Group PLC ADR	430,000	42,290,500
J.D. Wetherspoon PLC (a)	333,500	3,019,172
John Wood Group PLC (a)	2,400,000	4,450,397
Lancashire Holdings Ltd.	1,761,924	13,429,834
LSL Property Services PLC	694,900	2,587,571
Marlowe PLC (a)	600,000	3,673,677
Mears Group PLC	770,000	3,482,996
On The Beach Group PLC (a)(d)	2,387,000	4,306,984
Oxford Instruments PLC	510,000	14,402,313
Petershill Partners PLC (d)	2,373,300	6,183,186
Pets At Home Group PLC	3,141,900	11,471,659
Pinewood Technologies Group PLC	825,000	3,432,826
Premier Foods PLC	2,661,300	5,380,542
Rightmove PLC	2,924,463	18,819,453
RS GROUP PLC	535,487	4,931,398
Sabre Insurance Group PLC (d)	5,832,581	11,719,267
Safestore Holdings PLC	300,000	2,899,581
Sage Group PLC	1,055,000	15,371,089
SigmaRoc PLC (a)	12,508,500	10,190,758
Softcat PLC	280,945	5,508,050
Spectris PLC	2,719,300	113,150,114
Spirax-Sarco Engineering PLC	104,897	11,593,499
Synthomer PLC (a)(b)	1,413,695	4,592,855
Tate & Lyle PLC	514,700	4,238,315
Unite Group PLC	1,074,074	12,454,773
Urban Logistics REIT PLC	554,472	802,309
Vistry Group PLC	227,500	3,405,586
TOTAL UNITED KINGDOM		595,933,068
United States of America - 2.4%
Morningstar, Inc.	251,746	71,156,007
PriceSmart, Inc.	209,112	16,852,336
Ramaco Resources, Inc. (b)	320,000	5,017,600
TOTAL UNITED STATES OF AMERICA		93,025,943
TOTAL COMMON STOCKS (Cost $2,799,176,369)		3,722,566,969

Investment Companies - 0.7%
	Shares	Value ($)
United States of America - 0.7%
iShares MSCI EAFE Small-Cap ETF (Cost $26,667,785)	460,000	28,138,200

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	56,958,681	56,970,073
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	48,211,072	48,215,893
TOTAL MONEY MARKET FUNDS (Cost $105,185,073)		105,185,966

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,931,029,227)	3,855,891,135
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(22,956,048)
NET ASSETS - 100.0%	3,832,935,087

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,988,613 or 2.0% of net assets.

(e)	Affiliated company
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	133,243,313	470,226,277	546,499,686	2,243,721	237	(68)	56,970,073	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	25,436,981	266,483,958	243,705,046	201,029	-	-	48,215,893	0.2%
Total	158,680,294	736,710,235	790,204,732	2,444,750	237	(68)	105,185,966

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Addcn Technology Co. Ltd.	13,841,044	5,500,912	-	336,091	-	(193,697)	19,148,259
Broadleaf Co. Ltd.	22,027,448	-	1,082,175	49,541	(661,140)	1,386,224	21,670,357
Curves Holdings Co. Ltd.	25,681,624	266,742	-	210,967	-	1,937,341	27,885,707
Digital Hearts Holdings Co. Ltd.	7,796,576	521,551	-	84,559	-	(70,335)	8,247,792
Koshidaka Holdings Co. Ltd.	31,643,463	5,702,169	-	218,549	-	(8,746,673)	28,598,959
NS Tool Co. Ltd.	10,284,096	346,468	-	110,285	-	(1,948,813)	8,681,751
YAKUODO Holdings Co. Ltd.	15,137,096	3,321,707	-	141,585	-	(140,666)	18,318,137
Total	126,411,347	15,659,549	1,082,175	1,151,577	(661,140)	(7,776,619)	132,550,962

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	263,580,289	215,884,138	47,696,151	-
Consumer Discretionary	395,716,483	228,545,766	167,170,717	-
Consumer Staples	177,271,118	49,221,596	128,049,522	-
Energy	70,603,004	50,573,228	20,029,776	-
Financials	283,120,197	230,601,434	52,518,763	-
Health Care	236,263,800	155,615,300	80,648,500	-
Industrials	1,210,868,169	984,014,349	226,853,820	-
Information Technology	765,496,015	429,361,818	336,134,197	-
Materials	202,955,513	81,420,496	121,535,017	-
Real Estate	104,249,562	70,459,190	33,790,372	-
Utilities	12,442,819	-	12,442,819	-

Investment Companies	28,138,200	28,138,200	-	-

Money Market Funds	105,185,966	105,185,966	-	-
Total Investments in Securities:	3,855,891,135	2,629,021,481	1,226,869,654	-
Fidelity® Series International Small Cap Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,083,969) - See accompanying schedule:
Unaffiliated issuers (cost $2,666,065,377)	$3,618,154,207
Fidelity Central Funds (cost $105,185,073)	105,185,966
Other affiliated issuers (cost $159,778,777)	132,550,962

Total Investment in Securities (cost $2,931,029,227)		$3,855,891,135
Foreign currency held at value (cost $596,713)		591,973
Receivable for investments sold		7,893,269
Receivable for fund shares sold		11,180,792
Dividends receivable		21,239,535
Reclaims receivable		4,480,895
Distributions receivable from Fidelity Central Funds		327,393
Other receivables		4,565
Total assets		3,901,609,557
Liabilities
Payable to custodian bank	$93,421
Payable for investments purchased
Regular delivery	19,087,138
Delayed delivery	748,991
Payable for fund shares redeemed	427,816
Other payables and accrued expenses	101,211
Collateral on securities loaned	48,215,893
Total liabilities		68,674,470
Net Assets		$3,832,935,087
Net Assets consist of:
Paid in capital		$2,798,760,944
Total accumulated earnings (loss)		1,034,174,143
Net Assets		$3,832,935,087
Net Asset Value, offering price and redemption price per share ($3,832,935,087 ÷ 228,534,797 shares)		$16.77
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends (including $1,151,577 earned from affiliated issuers)		$42,045,954
Interest		4,679
Income from Fidelity Central Funds (including $201,029 from security lending)		2,444,750
Income before foreign taxes withheld		$44,495,383
Less foreign taxes withheld		(3,273,759)
Total income		41,221,624
Expenses
Custodian fees and expenses	$151,176
Independent trustees' fees and expenses	9,644
Interest	3,840
Total expenses		164,660
Net Investment income (loss)		41,056,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $42,573)	108,475,106
Fidelity Central Funds	237
Other affiliated issuers	(661,140)
Foreign currency transactions	(186,434)
Total net realized gain (loss)		107,627,769
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $152,968)	534,087,656
Fidelity Central Funds	(68)
Other affiliated issuers	(7,776,619)
Assets and liabilities in foreign currencies	(285,223)
Total change in net unrealized appreciation (depreciation)		526,025,746
Net gain (loss)		633,653,515
Net increase (decrease) in net assets resulting from operations		$674,710,479
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,056,964	$74,884,949
Net realized gain (loss)	107,627,769	47,300,034
Change in net unrealized appreciation (depreciation)	526,025,746	93,637,886
Net increase (decrease) in net assets resulting from operations	674,710,479	215,822,869
Distributions to shareholders	(133,792,393)	(211,666,578)

Share transactions
Proceeds from sales of shares	232,027,908	786,276,246
Reinvestment of distributions	133,792,393	211,666,578
Cost of shares redeemed	(492,106,757)	(830,053,983)

Net increase (decrease) in net assets resulting from share transactions	(126,286,456)	167,888,841
Total increase (decrease) in net assets	414,631,630	172,045,132

Net Assets
Beginning of period	3,418,303,457	3,246,258,325
End of period	$3,832,935,087	$3,418,303,457

Other Information
Shares
Sold	14,092,686	51,964,278
Issued in reinvestment of distributions	8,425,214	14,026,944
Redeemed	(29,344,322)	(54,776,134)
Net increase (decrease)	(6,826,422)	11,215,088

Financial Highlights
Fidelity® Series International Small Cap Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.52	$14.48	$24.12	$17.55	$16.71	$16.43
Income from Investment Operations
Net investment income (loss) A,B	.18	.32	.35	.29	.22	.36
Net realized and unrealized gain (loss)	2.64	.67	(7.16)	6.45	1.36	1.47
Total from investment operations	2.82	.99	(6.81)	6.74	1.58	1.83
Distributions from net investment income	(.37)	(.21)	(.47)	(.17)	(.36)	(.37)
Distributions from net realized gain	(.20)	(.73)	(2.35)	-	(.38)	(1.18)
Total distributions	(.57)	(.95) C	(2.83) C	(.17)	(.74)	(1.55)
Net asset value, end of period	$16.77	$14.52	$14.48	$24.12	$17.55	$16.71
Total Return D,E	19.61%	6.57%	(31.82)%	38.60%	9.60%	12.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.11% H	2.02%	2.03%	1.34%	1.36%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,832,935	$3,418,303	$3,246,258	$4,847,936	$3,653,041	$3,498,064
Portfolio turnover rate I	29 % H	26%	25%	32%	24% J	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series International Value Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Shell PLC ADR (United States of America, Oil, Gas & Consumable Fuels)	4.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.3
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.8
BHP Group Ltd. (Australia, Metals & Mining)	2.4
Toyota Motor Corp. (Japan, Automobiles)	2.4
Banco Santander SA (Spain) (Spain, Banks)	2.4
Rheinmetall AG (Germany, Aerospace & Defense)	2.3
BAE Systems PLC (United Kingdom, Aerospace & Defense)	2.3
Siemens AG (Germany, Industrial Conglomerates)	2.3
AXA SA (France, Insurance)	2.2
27.0

Market Sectors (% of Fund's net assets)

Financials	31.8
Industrials	18.3
Materials	12.0
Energy	11.5
Consumer Discretionary	8.4
Information Technology	5.9
Health Care	5.1
Communication Services	2.4
Utilities	0.8
Real Estate	0.7
Consumer Staples	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series International Value Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 6.7%
BHP Group Ltd.	13,397,929	367,453,157
Commonwealth Bank of Australia	958,714	70,244,523
Glencore PLC	51,949,127	302,269,340
Macquarie Group Ltd.	1,354,050	162,131,937
Woodside Energy Group Ltd.	5,582,344	100,018,905
TOTAL AUSTRALIA		1,002,117,862
Belgium - 1.6%
KBC Group NV	1,814,087	135,325,957
UCB SA	807,600	107,345,999
TOTAL BELGIUM		242,671,956
Finland - 0.8%
Mandatum Holding OY	2,697,987	12,530,678
Sampo Oyj (A Shares)	2,785,667	112,730,997
TOTAL FINLAND		125,261,675
France - 12.0%
Air Liquide SA	896,899	175,414,267
Airbus Group NV	520,187	85,600,810
ALTEN	513,108	60,618,087
AXA SA	9,590,179	332,011,692
BNP Paribas SA	3,409,370	245,344,586
Capgemini SA	616,828	129,645,570
TotalEnergies SE	6,835,167	496,224,387
VINCI SA	1,277,729	149,719,248
Vivendi SA	11,377,555	116,151,585
TOTAL FRANCE		1,790,730,232
Germany - 11.2%
Bayer AG	1,126,082	32,867,991
Bayerische Motoren Werke AG (BMW)	1,081,600	118,256,347
Covestro AG (a)(b)	729,900	36,595,037
DHL Group	2,996,607	125,467,732
Fresenius SE & Co. KGaA	2,687,300	80,214,787
Hannover Reuck SE	638,563	158,374,659
Infineon Technologies AG	1,524,800	52,915,172
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	374,737	164,846,747
Rheinmetall AG	630,381	347,942,476
RWE AG	3,537,100	123,216,716
Siemens AG	1,806,387	338,396,926
Vonovia SE	3,340,741	96,534,135
TOTAL GERMANY		1,675,628,725
Hong Kong - 0.7%
Prudential PLC	12,599,350	109,580,962
India - 0.7%
Reliance Industries Ltd. GDR (b)	1,569,400	110,956,580
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	224,250,937	67,881,560
Ireland - 0.7%
Bank of Ireland Group PLC	9,693,400	103,913,481
Italy - 5.1%
Eni SpA	14,159,800	227,430,339
Mediobanca SpA (c)	11,095,655	158,081,129
Prysmian SpA	1,778,700	97,151,342
Ryanair Holdings PLC sponsored ADR (c)	1,013,900	138,093,180
UniCredit SpA	3,777,100	138,636,049
TOTAL ITALY		759,392,039
Japan - 24.5%
Daiichi Sankyo Kabushiki Kaisha	746,200	25,115,384
DENSO Corp.	10,421,684	177,618,040
Eisai Co. Ltd.	1,028,100	42,223,099
Fast Retailing Co. Ltd.	163,800	42,828,633
FUJIFILM Holdings Corp.	6,145,147	130,722,564
Fujitsu Ltd.	7,603,500	117,460,035
Hitachi Ltd.	4,529,160	417,863,453
Hoya Corp.	339,709	39,385,802
Ibiden Co. Ltd.	1,344,844	51,122,243
INPEX Corp.	5,983,300	89,628,648
Itochu Corp.	6,270,653	282,899,083
LY Corp.	11,867,600	28,513,501
Minebea Mitsumi, Inc.	2,670,651	50,022,242
Mitsubishi Heavy Industries Ltd.	18,063,900	161,511,445
Mitsubishi UFJ Financial Group, Inc.	31,401,744	312,803,971
NOF Corp.	3,085,700	41,397,541
ORIX Corp.	7,777,033	159,160,219
Renesas Electronics Corp.	8,995,960	146,056,175
Shin-Etsu Chemical Co. Ltd.	5,868,910	227,179,284
SoftBank Group Corp.	1,812,637	89,146,571
Sony Group Corp.	650,845	53,793,231
Sumitomo Mitsui Financial Group, Inc.	4,515,083	256,473,934
Suzuki Motor Corp.	9,658,248	112,477,885
TIS, Inc.	1,879,156	40,132,338
Tokio Marine Holdings, Inc.	6,320,825	199,778,495
Toyota Motor Corp.	15,722,360	358,604,953
TOTAL JAPAN		3,653,918,769
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	2,307,623	127,913,909
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	2,642,158	66,516,983
Netherlands - 0.4%
Universal Music Group NV	1,911,660	56,511,423
Singapore - 1.0%
United Overseas Bank Ltd.	6,867,989	152,406,198
South Africa - 1.1%
Anglo American PLC (United Kingdom)	4,658,376	152,223,985
Thungela Resources Ltd.	722,574	4,974,937
TOTAL SOUTH AFRICA		157,198,922
Spain - 3.0%
Banco Santander SA (Spain) (c)	72,513,272	353,886,929
Cellnex Telecom SA (b)	1,748,538	57,797,387
Unicaja Banco SA (b)(c)	26,241,731	34,362,350
TOTAL SPAIN		446,046,666
Sweden - 1.6%
Investor AB (B Shares) (c)	9,678,260	239,181,347
Switzerland - 3.3%
Swiss Life Holding AG	154,490	104,365,831
UBS Group AG (c)	7,295,451	195,882,859
Zurich Insurance Group Ltd.	408,820	197,550,007
TOTAL SWITZERLAND		497,798,697
United Kingdom - 10.6%
AstraZeneca PLC (United Kingdom)	1,210,359	183,065,531
B&M European Value Retail SA	6,830,500	44,296,916
BAE Systems PLC	20,545,239	341,712,861
Barratt Developments PLC	25,660,599	145,795,925
Beazley PLC	9,095,617	75,352,789
Flutter Entertainment PLC (a)	327,300	61,039,924
HSBC Holdings PLC (United Kingdom)	12,656,700	109,707,684
Imperial Brands PLC	4,051,008	92,566,164
JD Sports Fashion PLC	30,631,300	44,246,294
Lloyds Banking Group PLC	247,910,471	159,997,320
London Stock Exchange Group PLC	728,600	80,320,943
Rolls-Royce Holdings PLC (a)	17,473,600	89,605,066
Standard Chartered PLC (United Kingdom)	17,865,122	153,488,922
TOTAL UNITED KINGDOM		1,581,196,339
United States of America - 9.9%
CRH PLC	3,342,028	260,417,300
Ferguson PLC	502,195	106,427,013
GSK PLC	11,884,128	246,559,048
Linde PLC	400,314	176,522,461
Shell PLC ADR	9,646,648	691,278,794
TOTAL UNITED STATES OF AMERICA		1,481,204,616
TOTAL COMMON STOCKS (Cost $10,216,656,411)		14,448,028,941

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Germany - 0.7%
Porsche Automobil Holding SE (Germany) (Cost $127,912,143)	1,977,377	100,750,334

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	291,673,700	291,732,035
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	459,560,680	459,606,636
TOTAL MONEY MARKET FUNDS (Cost $751,338,671)		751,338,671

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $11,095,907,225)	15,300,117,946
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(377,027,700)
NET ASSETS - 100.0%	14,923,090,246

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,711,354 or 1.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	292,175,622	1,348,345,323	1,348,786,652	8,269,468	(2,258)	-	291,732,035	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	171,028,158	1,280,061,593	991,483,115	504,787	-	-	459,606,636	1.7%
Total	463,203,780	2,628,406,916	2,340,269,767	8,774,255	(2,258)	-	751,338,671

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	348,120,467	172,663,008	175,457,459	-
Consumer Discretionary	1,259,708,482	413,635,406	846,073,076	-
Consumer Staples	92,566,164	-	92,566,164	-
Energy	1,720,512,590	807,210,311	913,302,279	-
Financials	4,756,354,755	2,378,397,452	2,377,957,303	-
Health Care	756,777,641	220,428,777	536,348,864	-
Industrials	2,732,412,877	689,614,011	2,042,798,866	-
Information Technology	856,586,093	60,618,087	795,968,006	-
Materials	1,805,989,355	540,051,781	1,265,937,574	-
Real Estate	96,534,135	-	96,534,135	-
Utilities	123,216,716	-	123,216,716	-

Money Market Funds	751,338,671	751,338,671	-	-
Total Investments in Securities:	15,300,117,946	6,033,957,504	9,266,160,442	-
Fidelity® Series International Value Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $425,491,272) - See accompanying schedule:
Unaffiliated issuers (cost $10,344,568,554)	$14,548,779,275
Fidelity Central Funds (cost $751,338,671)	751,338,671

Total Investment in Securities (cost $11,095,907,225)		$15,300,117,946
Foreign currency held at value (cost $6,045,515)		6,045,509
Receivable for investments sold		123,688,857
Receivable for fund shares sold		289,760
Dividends receivable		92,132,166
Reclaims receivable		39,428,331
Interest receivable		1,510
Distributions receivable from Fidelity Central Funds		1,347,284
Other receivables		12,110
Total assets		15,563,063,473
Liabilities
Payable for investments purchased	$35,175,745
Payable for fund shares redeemed	144,938,462
Other payables and accrued expenses	252,384
Collateral on securities loaned	459,606,636
Total liabilities		639,973,227
Net Assets		$14,923,090,246
Net Assets consist of:
Paid in capital		$11,417,380,855
Total accumulated earnings (loss)		3,505,709,391
Net Assets		$14,923,090,246
Net Asset Value, offering price and redemption price per share ($14,923,090,246 ÷ 1,213,399,551 shares)		$12.30
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$252,561,107
Interest		531,379
Income from Fidelity Central Funds (including $504,787 from security lending)		8,774,255
Income before foreign taxes withheld		$261,866,741
Less foreign taxes withheld		(9,975,699)
Total income		251,891,042
Expenses
Custodian fees and expenses	$380,171
Independent trustees' fees and expenses	35,643
Interest	3,989
Total expenses		419,803
Net Investment income (loss)		251,471,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	185,528,788
Redemptions in-kind	125,954,038
Fidelity Central Funds	(2,258)
Foreign currency transactions	(921,310)
Total net realized gain (loss)		310,559,258
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,952,261,609
Assets and liabilities in foreign currencies	(133,945)
Total change in net unrealized appreciation (depreciation)		1,952,127,664
Net gain (loss)		2,262,686,922
Net increase (decrease) in net assets resulting from operations		$2,514,158,161
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$251,471,239	$459,683,466
Net realized gain (loss)	310,559,258	190,312,862
Change in net unrealized appreciation (depreciation)	1,952,127,664	1,675,747,717
Net increase (decrease) in net assets resulting from operations	2,514,158,161	2,325,744,045
Distributions to shareholders	(464,306,298)	(425,784,758)

Share transactions
Proceeds from sales of shares	1,399,966,551	1,992,285,965
Reinvestment of distributions	464,306,298	425,784,758
Cost of shares redeemed	(1,777,796,978)	(3,899,245,756)

Net increase (decrease) in net assets resulting from share transactions	86,475,871	(1,481,175,033)
Total increase (decrease) in net assets	2,136,327,734	418,784,254

Net Assets
Beginning of period	12,786,762,512	12,367,978,258
End of period	$14,923,090,246	$12,786,762,512

Other Information
Shares
Sold	119,710,685	187,826,877
Issued in reinvestment of distributions	41,345,609	42,493,489
Redeemed	(149,150,060)	(368,035,186)
Net increase (decrease)	11,906,234	(137,714,820)

Financial Highlights
Fidelity® Series International Value Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$9.24	$11.62	$8.25	$9.82	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.20	.37	.42	.43 C	.26	.39
Net realized and unrealized gain (loss)	1.84	1.36	(2.24)	3.23	(1.43)	.10
Total from investment operations	2.04	1.73	(1.82)	3.66	(1.17)	.49
Distributions from net investment income	(.38)	(.33)	(.56)	(.29)	(.36)	(.35)
Distributions from net realized gain	-	-	-	-	(.04)	-
Total distributions	(.38)	(.33)	(.56)	(.29)	(.40)	(.35)
Net asset value, end of period	$12.30	$10.64	$9.24	$11.62	$8.25	$9.82
Total Return D,E	19.56%	18.99%	(16.40)%	44.95%	(12.55)%	5.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	3.44% H	3.42%	4.09%	3.97% C	2.92%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$14,923,090	$12,786,763	$12,367,978	$15,330,482	$11,605,710	$15,992,396
Portfolio turnover rate I	25 % H,J	30% J	31% J	34%	36% J	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.00%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Series Emerging Markets Opportunities Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$229,775,396	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6 - 10.0 / 3.7	Increase
		Market approach	Transaction price	$56.00	Increase
			Discount rate	20.0% - 50.0% / 20.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Corporate Bonds	$44,615,271	Market comparable	Enterprise value/Revenue multiple (EV/R)	8.8	Increase
			Discount rate	23.2%	Decrease
			Probability rate	33.3%	Increase
		Discounted cash flow	Discount rate	3.3%	Decrease
		Black scholes	Discount rate	4.8% - 5.0% / 4.9%	Increase
			Term	1.7 - 2.8 / 2.2	Increase
			Volatility	65.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity Series International Growth Fund and Fidelity Series International Value Fund have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Fidelity Series Emerging Markets Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund,
Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Series Emerging Markets Fund	5,060,739,941	1,023,368,609	(291,249,377)	732,119,232
Fidelity Series Emerging Markets Opportunities Fund	19,132,978,818	6,824,541,227	(2,557,956,698)	4,266,584,529
Fidelity Series International Growth Fund	9,367,642,952	5,886,897,219	(217,711,605)	5,669,185,614
Fidelity Series International Small Cap Fund	2,954,710,847	1,193,698,670	(292,518,382)	901,180,288
Fidelity Series International Value Fund	11,289,007,800	4,392,964,012	(381,853,866)	4,011,110,146

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Fund	(416,445,717)	(128,198,581)	(544,644,298)
Fidelity Series Emerging Markets Opportunities Fund	(1,148,522,328)	(669,262,994)	(1,817,785,323)
Fidelity Series International Growth Fund	(49,487,799)	(127,395,550)	(176,883,349)
Fidelity Series International Value Fund	(999,877,736)	-	(999,877,736)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	2,450,887,771	2,182,173,133
Fidelity Series Emerging Markets Opportunities Fund	4,906,441,544	5,147,476,255
Fidelity Series International Growth Fund	1,878,649,584	2,308,643,601
Fidelity Series International Small Cap Fund	541,181,171	677,543,215
Fidelity Series International Value Fund	1,998,571,593	1,794,910,777

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	19,072,364	175,468,806	329,605,171
Fidelity Series International Value Fund	27,879,732	125,954,038	327,159,137

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	24,781,944	187,812,495	380,697,437
Fidelity Series International Value Fund	36,205,694	125,106,946	383,424,293
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Emerging Markets Fund	413
Fidelity Series Emerging Markets Opportunities Fund	18,108
Fidelity Series International Growth Fund	2,603
Fidelity Series International Small Cap Fund	642
Fidelity Series International Value Fund	981

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series International Small Cap Fund	Borrower	24,754,000	5.59%	3,840
Fidelity Series International Value Fund	Borrower	12,860,500	5.58%	3,989

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Emerging Markets Fund	12,826,396	33,444,816	1,811,448
Fidelity Series Emerging Markets Opportunities Fund	19,931,607	37,931,689	6,244,902
Fidelity Series International Growth Fund	113,819,948	37,210,202	20,564,562
Fidelity Series International Small Cap Fund	18,989,860	22,800,688	1,155,116
Fidelity Series International Value Fund	29,413,098	74,492,560	20,111,516

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Series International Small Cap Fund	19,711
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Emerging Markets Fund	41,271	-	-
Fidelity Series Emerging Markets Opportunities Fund	126,399	2	-
Fidelity Series International Growth Fund	15,093	-	-
Fidelity Series International Small Cap Fund	21,981	-	-
Fidelity Series International Value Fund	55,520	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Fund	.013%	531,112
Fidelity Series Emerging Markets Opportunities Fund	.013%	1,713,192

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Fund	1,895
Fidelity Series Emerging Markets Opportunities Fund	2,435
Fidelity Series International Growth Fund	784
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Emerging Markets Fund	.01%
Actual		$ 1,000	$ 1,159.70	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

Fidelity® Series Emerging Markets Opportunities Fund	.01%
Actual		$ 1,000	$ 1,160.90	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

Fidelity® Series International Growth Fund	.01%
Actual		$ 1,000	$ 1,207.10	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

Fidelity® Series International Small Cap Fund	.01%
Actual		$ 1,000	$ 1,196.10	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

Fidelity® Series International Value Fund	.01%
Actual		$ 1,000	$ 1,195.60	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Emerging Markets Fund
Fidelity Series Emerging Markets Opportunities Fund
Fidelity Series International Growth Fund
Fidelity Series International Small Cap Fund
Fidelity Series International Value Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for [the/each] fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.907946.114
GSV-S-SANN-0624
Fidelity® SAI International SMA Completion Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Itochu Corp. (Japan, Trading Companies & Distributors)	5.1
Constellation Software, Inc. (Canada, Software)	5.1
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	4.4
Indutrade AB (Sweden, Machinery)	4.2
Investor AB (B Shares) (Sweden, Financial Services)	4.2
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Canada, Consumer Staples Distribution & Retail)	3.7
Schneider Electric SA (United States of America, Electrical Equipment)	3.6
Hannover Reuck SE (Germany, Insurance)	3.5
Sika AG (Switzerland, Chemicals)	3.5
Sage Group PLC (United Kingdom, Software)	3.4
40.7

Market Sectors (% of Fund's net assets)

Industrials	30.1
Financials	20.6
Information Technology	20.5
Consumer Discretionary	7.8
Materials	7.5
Energy	3.9
Consumer Staples	3.7
Health Care	1.4
Real Estate	0.8
Communication Services	0.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 3.1%
Aristocrat Leisure Ltd.	389,887	9,949,911
CAR Group Ltd.	158,560	3,438,138
Steadfast Group Ltd.	2,013,426	7,327,706
TOTAL AUSTRALIA		20,715,755
Belgium - 0.8%
UCB SA	41,100	5,463,002
Canada - 12.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	445,100	24,669,400
Constellation Software, Inc.	13,236	34,076,991
Constellation Software, Inc. warrants 3/31/40 (a)(b)	10,836	1
Ivanhoe Mines Ltd. (a)(c)	1,427,400	19,347,898
MEG Energy Corp. (a)	130,200	2,961,219
TOTAL CANADA		81,055,509
Denmark - 1.0%
Pandora A/S	43,400	6,641,431
France - 3.0%
Capgemini SA	51,685	10,863,209
Sartorius Stedim Biotech	19,300	4,181,183
Thales SA	30,100	5,073,784
TOTAL FRANCE		20,118,176
Germany - 3.5%
Hannover Reuck SE	93,982	23,309,160
India - 6.0%
Axis Bank Ltd.	479,278	6,687,905
HDFC Bank Ltd.	897,778	16,299,541
Reliance Industries Ltd.	484,671	17,009,179
TOTAL INDIA		39,996,625
Indonesia - 3.1%
PT Bank Central Asia Tbk	18,643,987	11,210,342
PT Bank Rakyat Indonesia (Persero) Tbk	32,421,538	9,814,115
TOTAL INDONESIA		21,024,457
Ireland - 2.6%
Kingspan Group PLC (Ireland)	191,207	17,110,105
Italy - 1.0%
FinecoBank SpA	438,676	6,760,159
Japan - 22.1%
BayCurrent Consulting, Inc.	217,800	4,636,345
Fast Retailing Co. Ltd.	37,100	9,700,502
Fuji Electric Co. Ltd.	207,300	12,894,876
Itochu Corp.	763,666	34,452,621
Keyence Corp.	66,324	29,167,296
Minebea Mitsumi, Inc.	974,036	18,244,040
Mitsubishi Heavy Industries Ltd.	1,894,500	16,938,946
Persol Holdings Co. Ltd.	2,239,900	3,098,475
Renesas Electronics Corp.	1,168,500	18,971,476
TOTAL JAPAN		148,104,577
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	152,284	8,441,258
Netherlands - 4.0%
BE Semiconductor Industries NV	99,600	13,339,787
IMCD NV	86,510	13,133,014
TOTAL NETHERLANDS		26,472,801
Portugal - 0.9%
Galp Energia SGPS SA Class B	274,800	5,923,985
Spain - 2.8%
CaixaBank SA	3,543,505	18,686,883
Sweden - 10.5%
Atlas Copco AB (A Shares)	785,700	13,762,390
Indutrade AB	1,213,506	28,431,568
Investor AB (B Shares)	1,144,704	28,289,366
TOTAL SWEDEN		70,483,324
Switzerland - 4.9%
Partners Group Holding AG	7,370	9,536,704
Sika AG	80,704	23,115,978
TOTAL SWITZERLAND		32,652,682
United Kingdom - 9.4%
B&M European Value Retail SA	3,080,487	19,977,465
Big Yellow Group PLC	429,000	5,789,415
Games Workshop Group PLC	42,200	5,225,643
RS GROUP PLC	1,018,100	9,375,870
Sage Group PLC	1,558,500	22,706,960
TOTAL UNITED KINGDOM		63,075,353
United States of America - 4.7%
CRH PLC	100,900	7,811,678
Schneider Electric SA	104,700	23,872,993
TOTAL UNITED STATES OF AMERICA		31,684,671
TOTAL COMMON STOCKS (Cost $560,273,152)		647,719,913

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	19,548,659	19,552,568
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	21,043,136	21,045,240
TOTAL MONEY MARKET FUNDS (Cost $40,597,808)		40,597,808

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $600,870,960)	688,317,721
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(19,211,244)
NET ASSETS - 100.0%	669,106,477

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	68,161,995	105,843,575	154,452,915	1,468,280	(87)	-	19,552,568	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	31,887,409	10,842,169	3,932	-	-	21,045,240	0.1%
Total	68,161,995	137,730,984	165,295,084	1,472,212	(87)	-	40,597,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,438,138	-	3,438,138	-
Consumer Discretionary	51,494,952	31,844,539	19,650,413	-
Consumer Staples	24,669,400	24,669,400	-	-
Energy	25,894,383	8,885,204	17,009,179	-
Financials	137,921,881	67,895,389	70,026,492	-
Health Care	9,644,185	9,644,185	-	-
Industrials	201,025,027	73,124,341	127,900,686	-
Information Technology	137,566,978	70,123,738	67,443,239	1
Materials	50,275,554	50,275,554	-	-
Real Estate	5,789,415	5,789,415	-	-

Money Market Funds	40,597,808	40,597,808	-	-
Total Investments in Securities:	688,317,721	382,849,573	305,468,147	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,977,491) - See accompanying schedule:
Unaffiliated issuers (cost $560,273,152)	$647,719,913
Fidelity Central Funds (cost $40,597,808)	40,597,808

Total Investment in Securities (cost $600,870,960)		$688,317,721
Foreign currency held at value (cost $82,840)		82,835
Receivable for investments sold		72
Receivable for fund shares sold		870,440
Dividends receivable		1,196,139
Reclaims receivable		557,790
Distributions receivable from Fidelity Central Funds		105,866
Total assets		691,130,863
Liabilities
Payable for investments purchased	$106,129
Payable for fund shares redeemed	230,743
Other payables and accrued expenses	642,274
Collateral on securities loaned	21,045,240
Total liabilities		22,024,386
Net Assets		$669,106,477
Net Assets consist of:
Paid in capital		$680,767,985
Total accumulated earnings (loss)		(11,661,508)
Net Assets		$669,106,477
Net Asset Value, offering price and redemption price per share ($669,106,477 ÷ 58,456,090 shares)		$11.45
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$6,766,271
Income from Fidelity Central Funds (including $3,932 from security lending)		1,472,212
Income before foreign taxes withheld		$8,238,483
Less foreign taxes withheld		(866,262)
Total income		7,372,221
Expenses
Independent trustees' fees and expenses	$1,498
Total expenses		1,498
Net Investment income (loss)		7,370,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $159,704)	(27,037,556)
Fidelity Central Funds	(87)
Foreign currency transactions	(36,776)
Total net realized gain (loss)		(27,074,419)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $520,819)	100,931,478
Assets and liabilities in foreign currencies	(9,917)
Total change in net unrealized appreciation (depreciation)		100,921,561
Net gain (loss)		73,847,142
Net increase (decrease) in net assets resulting from operations		$81,217,865
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,370,723	$12,058,422
Net realized gain (loss)	(27,074,419)	(33,839,849)
Change in net unrealized appreciation (depreciation)	100,921,561	46,040,455
Net increase (decrease) in net assets resulting from operations	81,217,865	24,259,028
Distributions to shareholders	(11,534,142)	(6,168,818)

Share transactions
Proceeds from sales of shares	111,037,417	179,578,134
Reinvestment of distributions	3,673,934	1,847,861
Cost of shares redeemed	(43,748,922)	(109,762,922)

Net increase (decrease) in net assets resulting from share transactions	70,962,429	71,663,073
Total increase (decrease) in net assets	140,646,152	89,753,283

Net Assets
Beginning of period	528,460,325	438,707,042
End of period	$669,106,477	$528,460,325

Other Information
Shares
Sold	9,732,467	16,763,788
Issued in reinvestment of distributions	332,182	177,850
Redeemed	(3,881,229)	(10,338,376)
Net increase (decrease)	6,183,420	6,603,262

Financial Highlights
Fidelity® SAI International SMA Completion Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$9.61	$15.46	$12.38	$10.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.25	.18	.19	.17 D	.08
Net realized and unrealized gain (loss)	1.43	.39	(5.16)	3.01	1.77	.39
Total from investment operations	1.56	.64	(4.98)	3.20	1.94	.47
Distributions from net investment income	(.22)	(.14)	(.16)	(.12)	(.03)	-
Distributions from net realized gain	-	-	(.71)	-	-	-
Total distributions	(.22)	(.14)	(.87)	(.12)	(.03)	-
Net asset value, end of period	$11.45	$10.11	$9.61	$15.46	$12.38	$10.47
Total Return E,F	15.49%	6.61%	(34.09)%	26.03%	18.57%	4.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-% J
Net investment income (loss)	2.35% J	2.36%	1.56%	1.30%	1.45% D	1.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$669,106	$528,460	$438,707	$583,710	$318,362	$46,836
Portfolio turnover rate K	42 % J	31%	40%	37%	17%	24% J

AFor the period April 11, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI International SMA Completion Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,878,283
Gross unrealized depreciation	(24,364,834)
Net unrealized appreciation (depreciation)	$81,513,449
Tax cost	$606,804,272

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(20,563,814)
Long-term	(53,416,729)
Total capital loss carryforward	$(73,980,543)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	236,984,578	121,691,936

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI International SMA Completion Fund	180

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI International SMA Completion Fund	1,672,807	7,787,591	(3,278,733)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International SMA Completion Fund	426	-	-

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI International SMA Completion Fund	-%-D
Actual		$ 1,000	$ 1,154.90	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity SAI International SMA Completion Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893099.105
ISM-SANN-0624
Fidelity® Series Select International Small Cap Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Nova Ltd. (Israel, Semiconductors & Semiconductor Equipment)	1.1
Lancashire Holdings Ltd. (United Kingdom, Insurance)	1.1
Vistry Group PLC (United Kingdom, Household Durables)	1.0
VZ Holding AG (Switzerland, Capital Markets)	1.0
Toyo Suisan Kaisha Ltd. (Japan, Food Products)	1.0
Mitie Group PLC (United Kingdom, Commercial Services & Supplies)	0.9
Munters Group AB (Sweden, Building Products)	0.9
Sabre Insurance Group PLC (United Kingdom, Insurance)	0.9
Suruga Bank Ltd. (Japan, Banks)	0.9
Steadfast Group Ltd. (Australia, Insurance)	0.9
9.7

Market Sectors (% of Fund's net assets)

Industrials	23.9
Consumer Discretionary	14.0
Financials	11.8
Information Technology	9.8
Materials	9.2
Real Estate	7.5
Consumer Staples	5.9
Health Care	5.8
Communication Services	5.3
Energy	3.1
Utilities	1.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
Australia - 7.2%
ALS Ltd.	1,016	8,495
Ansell Ltd.	358	5,886
Aurizon Holdings Ltd.	2,153	5,288
Beach Energy Ltd.	6,020	6,164
CAR Group Ltd.	419	9,085
Challenger Ltd.	953	4,106
Evolution Mining Ltd.	2,578	6,648
Flight Centre Travel Group Ltd.	515	7,000
GUD Holdings Ltd.	1,090	7,158
Incitec Pivot Ltd.	2,876	5,164
Iress Ltd. (a)	376	2,055
National Storage REIT unit	4,732	6,525
Steadfast Group Ltd.	2,981	10,849
Treasury Wine Estates Ltd.	809	6,274
TOTAL AUSTRALIA		90,697
Austria - 1.6%
AT&S Austria Technologie & Systemtechnik AG	107	2,382
Schoeller-Bleckmann Oilfield Equipment AG	107	5,219
Wienerberger AG	268	9,598
Zumtobel AG	440	2,808
TOTAL AUSTRIA		20,007
Bailiwick of Jersey - 0.6%
JTC PLC (b)	725	7,746
Belgium - 1.5%
Azelis Group NV	277	6,693
Econocom Group SA	2,021	4,745
Fagron NV	406	7,903
TOTAL BELGIUM		19,341
Finland - 0.7%
Huhtamaki Oyj	173	6,639
Kemira Oyj	100	2,179
TOTAL FINLAND		8,818
France - 6.5%
Altarea SCA	44	3,808
ALTEN	56	6,616
Elis SA	300	6,762
Euroapi SASU (a)	363	1,144
Exclusive Networks SA (a)	374	7,983
Ipsos SA	117	7,854
Nexans SA	35	3,750
Rexel SA	413	10,768
SEB SA	50	5,934
Ubisoft Entertainment SA (a)	200	4,732
Vallourec SA (a)	514	8,922
Vicat SA	127	4,696
Virbac SA	23	8,517
TOTAL FRANCE		81,486
Germany - 5.1%
Bilfinger Berger AG	151	7,042
CTS Eventim AG	108	9,589
Gerresheimer AG	65	7,006
Lanxess AG	140	3,964
Mensch und Maschine Software SE	82	4,848
Patrizia Immobilien AG	474	4,199
PVA TePla AG (a)	189	3,766
SAF-Holland SA	523	10,091
Stabilus Se	136	8,447
Takkt AG	400	5,567
TOTAL GERMANY		64,519
Hong Kong - 2.4%
ASMPT Ltd.	569	7,071
Dah Sing Financial Holdings Ltd.	1,207	3,381
Fortune (REIT)	4,496	2,209
Hong Kong Resources Holdings Co. Ltd. (a)(c)	97	12
Hysan Development Co. Ltd.	2,024	3,155
Luk Fook Holdings International Ltd.	2,386	5,720
Melco International Development Ltd. (a)	3,000	2,254
Pacific Basin Shipping Ltd.	18,000	6,233
TOTAL HONG KONG		30,035
Ireland - 1.7%
Bank of Ireland Group PLC	675	7,236
C&C Group PLC (United Kingdom)	3,568	7,347
Dalata Hotel Group PLC	1,460	6,575
TOTAL IRELAND		21,158
Israel - 2.0%
Bezeq The Israel Telecommunication Corp. Ltd.	4,730	5,876
Nova Ltd. (a)	80	13,835
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	103	5,872
TOTAL ISRAEL		25,583
Italy - 2.5%
Banca Generali SpA	257	10,099
Banco BPM SpA	1,200	7,919
Brembo N.V.	474	6,056
Carel Industries SpA (b)	144	2,923
GVS SpA (a)(b)	739	4,322
TOTAL ITALY		31,319
Japan - 34.3%
Aeon Delight Co. Ltd.	230	5,440
Anritsu Corp.	491	3,743
As One Corp.	300	4,943
ASKUL Corp.	541	8,170
Azbil Corp.	196	5,474
BayCurrent Consulting, Inc.	200	4,257
Cosmos Pharmaceutical Corp.	61	5,612
Daido Steel Co. Ltd.	750	8,270
Daiichikosho Co. Ltd.	506	5,906
Daiwa Securities Living Invest	8	5,432
Dexerials Corp.	170	6,368
Dowa Holdings Co. Ltd.	182	6,815
FP Corp.	291	4,682
Fujitec Co. Ltd.	230	5,673
Fukushima Galilei Co. Ltd.	180	7,197
Funai Soken Holdings, Inc.	330	4,993
Fuyo General Lease Co. Ltd.	110	9,434
Haseko Corp.	668	8,070
Hosokawa Micron Corp.	160	4,472
Inaba Denki Sangyo Co. Ltd.	400	9,332
J. Front Retailing Co. Ltd.	392	3,414
JTOWER, Inc. (a)	135	2,757
Kamigumi Co. Ltd.	398	8,595
Kaneka Corp.	248	6,424
Kawasaki Heavy Industries Ltd.	250	7,740
Kissei Pharmaceutical Co. Ltd.	235	5,385
Koshidaka Holdings Co. Ltd.	950	5,197
Kyoritsu Maintenance Co. Ltd.	346	7,379
Kyoto Financial Group, Inc.	576	10,252
Kyushu Railway Co.	310	6,670
Maruwa Ceramic Co. Ltd.	42	8,851
Milbon Co. Ltd.	162	3,184
Mitsubishi Logisnext Co. Ltd.	900	8,876
Miura Co. Ltd.	250	3,933
Money Forward, Inc. (a)	100	3,482
Morinaga & Co. Ltd.	444	7,175
Nabtesco Corp.	291	4,799
Nagaileben Co. Ltd.	290	4,326
Net One Systems Co. Ltd.	138	2,309
Nikkiso Co. Ltd.	978	7,811
Nippon Gas Co. Ltd.	413	6,736
Okinawa Cellular Telephone Co.	299	6,425
PALTAC Corp.	222	6,719
Park24 Co. Ltd. (a)	416	4,480
Penta-Ocean Construction Co. Ltd.	908	4,557
Relo Group, Inc.	388	3,373
Resonac Holdings Corp.	325	7,047
Riken Keiki Co. Ltd.	240	5,872
Rinnai Corp.	260	5,634
Roland Corp.	186	5,056
Santen Pharmaceutical Co. Ltd.	800	7,727
Sanwa Holdings Corp.	568	9,276
Shoei Co. Ltd.	380	4,868
SOSiLA Logistics REIT, Inc.	6	4,724
Stanley Electric Co. Ltd.	358	6,336
Sumco Corp.	459	6,845
Suruga Bank Ltd.	1,788	10,905
SWCC Showa Holdings Co. Ltd.	350	9,228
Taiyo Yuden Co. Ltd.	150	3,513
Tokyo Tatemono Co. Ltd.	433	7,205
Toyo Gosei Co. Ltd.	110	5,644
Toyo Suisan Kaisha Ltd.	195	12,194
Tsumura & Co.	219	5,277
Tsuruha Holdings, Inc.	69	4,356
Valqua Ltd.	348	9,727
Workman Co. Ltd.	183	4,496
Yokogawa Electric Corp.	298	6,585
Zenkoku Hosho Co. Ltd.	170	5,969
Zuken, Inc.	290	7,578
TOTAL JAPAN		431,194
Netherlands - 1.3%
Eurocommercial Properties NV	342	7,811
OCI NV	140	3,780
TKH Group NV (bearer) (depositary receipt)	100	4,329
TOTAL NETHERLANDS		15,920
New Zealand - 0.8%
Contact Energy Ltd.	1,910	9,751
Norway - 1.8%
DOF Group ASA	700	5,174
Schibsted ASA (A Shares)	210	6,008
Sparebanken Midt-Norge	500	6,586
TGS ASA	389	4,454
TOTAL NORWAY		22,222
Singapore - 1.9%
CDL Hospitality Trusts unit	7,932	5,645
Mapletree Industrial (REIT)	3,885	6,433
Sembcorp Industries Ltd.	1,793	7,007
Wing Tai Holdings Ltd.	4,256	4,576
TOTAL SINGAPORE		23,661
Spain - 2.4%
Bankinter SA	1,087	8,608
Cie Automotive SA	179	4,757
Compania de Distribucion Integral Logista Holdings SA	317	8,647
Fluidra SA	360	7,645
TOTAL SPAIN		29,657
Sweden - 5.9%
AAK AB	410	10,588
AddTech AB (B Shares)	391	8,260
Arjo AB	1,090	4,621
Avanza Bank Holding AB	310	6,712
Granges AB	500	5,939
Hemnet Group AB	308	8,077
HEXPOL AB (B Shares)	715	8,175
JM AB (B Shares)	300	5,156
Loomis AB (B Shares)	210	5,412
Munters Group AB (b)	555	11,231
TOTAL SWEDEN		74,171
Switzerland - 3.2%
Bucher Industries AG	16	6,179
Lastminute.com NV (a)	155	3,566
OC Oerlikon Corp. AG (Reg.)	793	3,444
PSP Swiss Property AG	57	7,063
Sensirion Holding AG (a)(b)	25	1,651
Tecan Group AG	18	6,403
VZ Holding AG	109	12,593
TOTAL SWITZERLAND		40,899
United Kingdom - 14.2%
B&M European Value Retail SA	1,466	9,507
Britvic PLC	699	7,726
DCC PLC (United Kingdom)	110	7,539
Grainger Trust PLC	2,272	7,282
Harbour Energy PLC	1,109	4,003
Hill & Smith Holdings PLC	344	8,124
Inchcape PLC	773	7,727
Indivior PLC (a)	290	5,225
J.D. Wetherspoon PLC (a)	807	7,306
Jet2 PLC	516	9,259
John Wood Group PLC (a)	2,800	5,192
Lancashire Holdings Ltd.	1,723	13,133
Mitie Group PLC	7,896	11,544
Pets At Home Group PLC	1,177	4,297
Renewi PLC (a)	532	3,743
Sabre Insurance Group PLC (b)	5,571	11,194
Savills PLC	600	8,112
Senior Engineering Group PLC	3,931	8,085
Spectris PLC	189	7,864
Tate & Lyle PLC	651	5,361
Unite Group PLC	623	7,224
Vistry Group PLC	864	12,934
WH Smith PLC	401	5,497
TOTAL UNITED KINGDOM		177,878
TOTAL COMMON STOCKS (Cost $1,050,998)		1,226,062

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Germany - 0.6%
Jungheinrich AG (Cost $5,082)	201	7,482

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $1,056,080)	1,233,544
NET OTHER ASSETS (LIABILITIES) - 1.8%	22,541
NET ASSETS - 100.0%	1,256,085

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,067 or 3.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	66,309	42,136	24,173	-
Consumer Discretionary	176,886	89,403	87,483	-
Consumer Staples	75,689	36,894	38,795	-
Energy	39,128	32,964	6,164	-
Financials	146,722	91,826	54,896	-
Health Care	74,363	40,819	33,544	-
Industrials	299,226	161,881	137,345	-
Information Technology	123,436	53,690	69,746	-
Materials	113,515	53,094	60,421	-
Real Estate	94,776	45,499	49,277	-
Utilities	23,494	-	23,494	-

Total Investments in Securities:	1,233,544	648,206	585,338	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,056,080):		$1,233,544
Cash		12,956
Foreign currency held at value (cost $1,320)		1,314
Receivable for investments sold		4,433
Dividends receivable		6,296
Receivable from investment adviser for expense reductions		17
Total assets		1,258,560
Liabilities
Payable for investments purchased
Regular delivery	$1,863
Delayed delivery	10
Custody fee payable	602
Total liabilities		2,475
Net Assets		$1,256,085
Net Assets consist of:
Paid in capital		$1,071,405
Total accumulated earnings (loss)		184,680
Net Assets		$1,256,085
Net Asset Value, offering price and redemption price per share ($1,256,085 ÷ 106,383 shares)		$11.81
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$19,054
Income before foreign taxes withheld		$19,054
Less foreign taxes withheld		(1,585)
Total income		17,469
Expenses
Custodian fees and expenses	$1,045
Independent trustees' fees and expenses	3
Total expenses before reductions	1,048
Expense reductions	(965)
Total expenses after reductions		83
Net Investment income (loss)		17,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	830
Foreign currency transactions	(39)
Total net realized gain (loss)		791
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	157,640
Assets and liabilities in foreign currencies	(129)
Total change in net unrealized appreciation (depreciation)		157,511
Net gain (loss)		158,302
Net increase (decrease) in net assets resulting from operations		$175,688
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	For the period November 4, 2022 (commencement of operations) through October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,386	$30,656
Net realized gain (loss)	791	29,962
Change in net unrealized appreciation (depreciation)	157,511	19,779
Net increase (decrease) in net assets resulting from operations	175,688	80,397
Distributions to shareholders	(68,011)	(3,400)

Share transactions
Proceeds from sales of shares	-	1,000,000
Reinvestment of distributions	68,011	3,400

Net increase (decrease) in net assets resulting from share transactions	68,011	1,003,400
Total increase (decrease) in net assets	175,688	1,080,397

Net Assets
Beginning of period	1,080,397	-
End of period	$1,256,085	$1,080,397

Other Information
Shares
Sold	-	100,000
Issued in reinvestment of distributions	6,072	311
Net increase (decrease)	6,072	100,311

Financial Highlights
Fidelity® Series Select International Small Cap Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.31
Net realized and unrealized gain (loss)	1.55	.49
Total from investment operations	1.72	.80
Distributions from net investment income	(.43)	(.03)
Distributions from net realized gain	(.25)	-
Total distributions	(.68)	(.03)
Net asset value, end of period	$11.81	$10.77
Total Return D,E	16.29%	8.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.17% H	.23% H
Expenses net of fee waivers, if any	.01 % H	.01% H
Expenses net of all reductions	.01% H	.01% H
Net investment income (loss)	2.82% H	2.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,256	$1,080
Portfolio turnover rate I	9 % H	23% H

AFor the period November 4, 2022 (commencement of operations) through October 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series Select International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC).

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$234,097
Gross unrealized depreciation	(63,457)
Net unrealized appreciation (depreciation)	$170,640
Tax cost	$1,062,904

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Select International Small Cap Fund	82,024	55,493
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Select International Small Cap Fund	777	801	400

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $965.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Select International Small Cap Fund	.01%
Actual		$ 1,000	$ 1,162.90	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Select International Small Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9906199.101
SSI-SANN-0624
Fidelity® International Small Cap Opportunities Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

iShares MSCI EAFE Small-Cap ETF (United States of America, Multi Sector)	4.8
Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment, Instruments & Components)	4.5
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	4.0
CTS Eventim AG (Germany, Entertainment)	3.8
Spectris PLC (United Kingdom, Electronic Equipment, Instruments & Components)	3.7
Aalberts Industries NV (Netherlands, Machinery)	3.1
Azbil Corp. (Japan, Electronic Equipment, Instruments & Components)	3.0
Interpump Group SpA (Italy, Machinery)	2.4
Kongsberg Gruppen ASA (Norway, Aerospace & Defense)	2.0
Morningstar, Inc. (United States of America, Capital Markets)	2.0
33.3

Market Sectors (% of Fund's net assets)

Industrials	31.7
Information Technology	22.1
Consumer Discretionary	9.0
Communication Services	7.7
Health Care	6.6
Financials	5.1
Consumer Staples	3.3
Materials	3.3
Real Estate	2.2
Energy	1.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 92.4%
	Shares	Value ($)
Australia - 1.6%
Imdex Ltd.	5,802,643	7,781,823
Steadfast Group Ltd.	2,996,460	10,905,381
TOTAL AUSTRALIA		18,687,204
Belgium - 2.0%
Azelis Group NV	395,200	9,548,588
KBC Ancora	308,289	14,920,423
TOTAL BELGIUM		24,469,011
Canada - 4.1%
CAE, Inc. (a)	490,600	9,465,250
McCoy Global, Inc. (b)	630,215	878,955
Osisko Gold Royalties Ltd.	602,100	9,250,292
Pason Systems, Inc.	882,900	10,036,963
Richelieu Hardware Ltd. (b)	672,872	18,988,906
TOTAL CANADA		48,620,366
China - 0.4%
Chlitina Holding Ltd.	872,500	5,018,606
Chlitina Holding Ltd. rights 5/13/24 (a)	26,342	25,841
TOTAL CHINA		5,044,447
Denmark - 0.6%
Spar Nord Bank A/S	426,153	7,560,986
Egypt - 0.1%
Integrated Diagnostics Holdings PLC (a)(c)	5,696,716	1,748,892
France - 3.1%
Laurent-Perrier Group SA	35,632	4,639,229
Lectra	434,742	14,846,613
LISI	198,010	5,198,380
Vetoquinol SA	121,442	12,221,554
TOTAL FRANCE		36,905,776
Germany - 8.2%
CTS Eventim AG	513,054	45,554,598
Nexus AG	291,358	16,075,456
Rheinmetall AG	36,000	19,870,410
Scout24 AG (c)	138,700	10,228,226
Stabilus Se	97,336	6,045,640
TOTAL GERMANY		97,774,330
Greece - 0.2%
Athens International Airport SA	318,700	2,826,369
Ireland - 1.9%
AerCap Holdings NV (a)	151,200	12,774,888
Cairn Homes PLC	3,035,691	5,143,644
Irish Residential Properties REIT PLC	4,304,557	4,552,479
TOTAL IRELAND		22,471,011
Israel - 1.8%
Ituran Location & Control Ltd.	362,877	9,318,681
NICE Ltd. sponsored ADR (a)	33,758	7,545,251
Tel Aviv Stock Exchange Ltd.	674,096	4,466,169
TOTAL ISRAEL		21,330,101
Italy - 2.4%
Interpump Group SpA	646,943	28,362,354
Japan - 26.2%
Ai Holdings Corp.	172,500	2,653,151
Artnature, Inc.	531,000	2,554,970
Aucnet, Inc. (b)	281,977	4,640,810
Azbil Corp.	1,283,092	35,836,761
Broadleaf Co. Ltd.	2,472,298	9,006,156
Central Automotive Products Ltd.	156,500	5,728,696
Curves Holdings Co. Ltd.	2,483,426	11,663,787
Daiichikosho Co. Ltd.	538,100	6,280,921
Daikokutenbussan Co. Ltd.	74,100	3,788,776
Digital Hearts Holdings Co. Ltd.	547,814	3,335,614
Elan Corp.	815,100	4,679,152
Fujitec Co. Ltd.	417,300	10,292,104
Funai Soken Holdings, Inc.	258,750	3,914,672
Goldcrest Co. Ltd.	610,730	9,844,518
Iwatsuka Confectionary Co. Ltd.	37,800	624,110
Koshidaka Holdings Co. Ltd.	1,940,216	10,614,342
Kusuri No Aoki Holdings Co. Ltd.	258,500	4,819,569
Lasertec Corp.	82,844	17,869,901
Medikit Co. Ltd.	245,400	4,386,974
Miroku Jyoho Service Co., Ltd. (b)	261,700	2,814,988
Misumi Group, Inc.	289,068	4,699,627
Mitsuboshi Belting Ltd.	87,580	2,686,139
Nagaileben Co. Ltd.	720,427	10,747,108
Nihon Parkerizing Co. Ltd.	1,593,878	12,257,109
NS Tool Co. Ltd.	608,900	3,562,209
NSD Co. Ltd.	558,849	10,923,252
OBIC Co. Ltd.	124,400	15,981,238
OSG Corp.	536,900	6,924,025
Paramount Bed Holdings Co. Ltd.	238,520	4,064,027
ProNexus, Inc.	484,100	3,523,104
San-Ai Obbli Co. Ltd.	434,600	5,701,400
SHO-BOND Holdings Co. Ltd.	502,100	19,389,544
Shoei Co. Ltd.	201,604	2,582,910
SK Kaken Co. Ltd.	200,400	10,092,187
Software Service, Inc.	67,600	5,786,386
Techno Medica Co. Ltd.	80,791	892,238
The Monogatari Corp.	333,800	9,018,688
TIS, Inc.	264,700	5,653,086
Tocalo Co. Ltd.	545,376	6,284,422
USS Co. Ltd.	1,029,380	7,863,737
YAKUODO Holdings Co. Ltd.	350,000	6,358,244
YONEX Co. Ltd.	406,000	3,237,620
TOTAL JAPAN		313,578,272
Korea (South) - 0.5%
BGF Retail Co. Ltd.	64,256	6,040,823
HD Hyundai Marine Solution Co. Ltd. (d)	3,000	180,522
TOTAL KOREA (SOUTH)		6,221,345
Netherlands - 6.0%
Aalberts Industries NV	762,980	36,576,212
BE Semiconductor Industries NV	125,000	16,741,700
IMCD NV	121,988	18,518,901
TOTAL NETHERLANDS		71,836,813
Norway - 2.3%
Kongsberg Gruppen ASA	344,981	24,409,692
Medistim ASA	185,242	3,026,639
TOTAL NORWAY		27,436,331
Spain - 0.3%
Fluidra SA	144,201	3,062,437
Sweden - 13.6%
Addlife AB	542,135	5,047,281
AddTech AB (B Shares)	2,251,556	47,562,905
Autoliv, Inc.	152,000	18,208,080
Bergman & Beving AB (B Shares)	417,154	8,460,121
Hemnet Group AB	565,600	14,832,347
INVISIO AB	427,023	9,435,238
John Mattson Fastighetsforetagen AB (a)	942,052	4,752,830
Lagercrantz Group AB (B Shares)	3,606,312	53,634,581
Teqnion AB (a)	48,839	892,986
TOTAL SWEDEN		162,826,369
Switzerland - 0.9%
Tecan Group AG (b)	31,550	11,223,117
Taiwan - 0.7%
Addcn Technology Co. Ltd.	1,295,535	7,964,719
United Kingdom - 12.9%
Bodycote PLC	2,259,726	19,652,539
Clarkson PLC	180,153	8,745,531
DP Poland PLC (a)	18,541,591	2,548,551
Games Workshop Group PLC	55,000	6,810,672
Howden Joinery Group PLC	1,969,700	21,560,451
InterContinental Hotel Group PLC ADR	178,000	17,506,300
Oxford Instruments PLC	258,100	7,288,700
Rightmove PLC	1,163,693	7,488,577
Sage Group PLC	418,700	6,100,356
Spectris PLC	1,055,278	43,910,134
Spirax-Sarco Engineering PLC	44,691	4,939,370
Unite Group PLC	602,900	6,991,122
TOTAL UNITED KINGDOM		153,542,303
United States of America - 2.6%
Morningstar, Inc.	82,821	23,409,356
PriceSmart, Inc.	91,060	7,338,525
TOTAL UNITED STATES OF AMERICA		30,747,881
TOTAL COMMON STOCKS (Cost $801,317,537)		1,104,240,434

Investment Companies - 4.8%
	Shares	Value ($)
United States of America - 4.8%
iShares MSCI EAFE Small-Cap ETF (b) (Cost $58,444,474)	930,000	56,888,098

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	24,295,620	24,300,479
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	15,495,079	15,496,628
TOTAL MONEY MARKET FUNDS (Cost $39,797,107)		39,797,107

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $899,559,118)	1,200,925,639
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,304,268)
NET ASSETS - 100.0%	1,194,621,371

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,977,118 or 1.0% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,754,532	138,078,726	161,532,277	861,549	(502)	-	24,300,479	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,475,514	143,153,942	132,132,828	31,554	-	-	15,496,628	0.1%
Total	52,230,046	281,232,668	293,665,105	893,103	(502)	-	39,797,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	92,349,388	78,103,748	14,245,640	-
Consumer Discretionary	105,567,837	50,217,247	55,350,590	-
Consumer Staples	41,208,693	11,977,754	29,230,939	-
Energy	16,617,318	10,915,918	5,701,400	-
Financials	61,262,315	50,356,934	10,905,381	-
Health Care	79,898,824	49,342,939	30,555,885	-
Industrials	378,353,536	316,897,168	61,456,368	-
Information Technology	263,460,163	159,386,016	104,074,147	-
Materials	39,381,411	9,250,292	30,131,119	-
Real Estate	26,140,949	16,296,431	9,844,518	-

Investment Companies	56,888,098	56,888,098	-	-

Money Market Funds	39,797,107	39,797,107	-	-
Total Investments in Securities:	1,200,925,639	849,429,652	351,495,987	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,773,081) - See accompanying schedule:
Unaffiliated issuers (cost $859,762,011)	$1,161,128,532
Fidelity Central Funds (cost $39,797,107)	39,797,107

Total Investment in Securities (cost $899,559,118)		$1,200,925,639
Foreign currency held at value (cost $284,548)		282,702
Receivable for investments sold		315,045
Receivable for fund shares sold		6,067,974
Dividends receivable		4,880,824
Reclaims receivable		1,580,838
Distributions receivable from Fidelity Central Funds		69,634
Prepaid expenses		378
Other receivables		2,920
Total assets		1,214,125,954
Liabilities
Payable for investments purchased
Regular delivery	$1,602,626
Delayed delivery	182,327
Payable for fund shares redeemed	1,193,368
Accrued management fee	949,710
Distribution and service plan fees payable	12,755
Other payables and accrued expenses	63,559
Collateral on securities loaned	15,500,238
Total liabilities		19,504,583
Net Assets		$1,194,621,371
Net Assets consist of:
Paid in capital		$873,103,160
Total accumulated earnings (loss)		321,518,211
Net Assets		$1,194,621,371

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($31,190,533 ÷ 1,624,521 shares)(a)		$19.20
Maximum offering price per share (100/94.25 of $19.20)		$20.37
Class M :
Net Asset Value and redemption price per share ($10,459,574 ÷ 554,458 shares)(a)		$18.86
Maximum offering price per share (100/96.50 of $18.86)		$19.54
Class C :
Net Asset Value and offering price per share ($1,897,850 ÷ 105,800 shares)(a)		$17.94
International Small Cap Opportunities :
Net Asset Value, offering price and redemption price per share ($613,014,801 ÷ 31,275,888 shares)		$19.60
Class I :
Net Asset Value, offering price and redemption price per share ($253,767,447 ÷ 12,972,761 shares)		$19.56
Class Z :
Net Asset Value, offering price and redemption price per share ($284,291,166 ÷ 14,556,710 shares)		$19.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$9,452,815
Income from Fidelity Central Funds (including $31,554 from security lending)		893,103
Income before foreign taxes withheld		$10,345,918
Less foreign taxes withheld		(911,107)
Total income		9,434,811
Expenses
Management fee
Basic fee	$4,885,803
Performance adjustment	257,099
Transfer agent fees	504,690
Distribution and service plan fees	76,439
Accounting fees	164,736
Custodian fees and expenses	42,937
Independent trustees' fees and expenses	2,785
Registration fees	44,068
Audit	49,669
Legal	1,723
Miscellaneous	2,169
Total expenses before reductions	6,032,118
Expense reductions	(51,138)
Total expenses after reductions		5,980,980
Net Investment income (loss)		3,453,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,431)	22,301,112
Fidelity Central Funds	(502)
Foreign currency transactions	(93,107)
Total net realized gain (loss)		22,207,503
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $22,519)	158,348,001
Assets and liabilities in foreign currencies	(37,637)
Total change in net unrealized appreciation (depreciation)		158,310,364
Net gain (loss)		180,517,867
Net increase (decrease) in net assets resulting from operations		$183,971,698
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,453,831	$9,421,923
Net realized gain (loss)	22,207,503	34,601,449
Change in net unrealized appreciation (depreciation)	158,310,364	6,132,385
Net increase (decrease) in net assets resulting from operations	183,971,698	50,155,757
Distributions to shareholders	(42,624,195)	(64,708,392)

Share transactions - net increase (decrease)	78,394,146	(52,713,432)
Total increase (decrease) in net assets	219,741,649	(67,266,067)

Net Assets
Beginning of period	974,879,722	1,042,145,789
End of period	$1,194,621,371	$974,879,722

Financial Highlights
Fidelity Advisor® International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.75	$17.17	$28.35	$20.86	$19.02	$17.33
Income from Investment Operations
Net investment income (loss) A,B	.03	.10	.06	(.06)	(.04)	.11
Net realized and unrealized gain (loss)	3.10	.61	(8.93)	7.55	2.05	2.01
Total from investment operations	3.13	.71	(8.87)	7.49	2.01	2.12
Distributions from net investment income	(.12)	-	-	-	(.11)	(.11)
Distributions from net realized gain	(.56)	(1.13)	(2.31)	-	(.05)	(.31)
Total distributions	(.68)	(1.13)	(2.31)	-	(.17) C	(.43) C
Net asset value, end of period	$19.20	$16.75	$17.17	$28.35	$20.86	$19.02
Total Return D,E,F	18.88%	3.74%	(33.79)%	35.91%	10.58%	12.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.35% I	1.31%	1.49%	1.50%	1.57%	1.49%
Expenses net of fee waivers, if any	1.34 % I	1.31%	1.48%	1.50%	1.57%	1.49%
Expenses net of all reductions	1.34% I	1.31%	1.48%	1.50%	1.56%	1.48%
Net investment income (loss)	.30% I	.56%	.30%	(.25)%	(.20)%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$31,191	$26,559	$26,380	$45,981	$37,771	$41,679
Portfolio turnover rate J	32 % I	10%	13%	21%	20%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.43	$16.91	$28.02	$20.67	$18.85	$17.17
Income from Investment Operations
Net investment income (loss) A,B	.01	.06	.01	(.13)	(.09)	.06
Net realized and unrealized gain (loss)	3.04	.59	(8.81)	7.48	2.03	1.99
Total from investment operations	3.05	.65	(8.80)	7.35	1.94	2.05
Distributions from net investment income	(.06)	-	-	-	(.06)	(.06)
Distributions from net realized gain	(.56)	(1.13)	(2.31)	-	(.05)	(.31)
Total distributions	(.62)	(1.13)	(2.31)	-	(.12) C	(.37)
Net asset value, end of period	$18.86	$16.43	$16.91	$28.02	$20.67	$18.85
Total Return D,E,F	18.75%	3.43%	(33.95)%	35.56%	10.29%	12.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.59% I	1.57%	1.74%	1.75%	1.84%	1.77%
Expenses net of fee waivers, if any	1.58 % I	1.56%	1.74%	1.75%	1.84%	1.77%
Expenses net of all reductions	1.58% I	1.56%	1.74%	1.75%	1.83%	1.77%
Net investment income (loss)	.06% I	.31%	.05%	(.50)%	(.47)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,460	$9,589	$10,115	$16,378	$13,141	$13,875
Portfolio turnover rate J	32 % I	10%	13%	21%	20%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.64	$16.22	$27.10	$20.09	$18.31	$16.69
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.04)	(.09)	(.25)	(.18)	(.02)
Net realized and unrealized gain (loss)	2.90	.59	(8.48)	7.26	1.96	1.93
Total from investment operations	2.86	.55	(8.57)	7.01	1.78	1.91
Distributions from net realized gain	(.56)	(1.13)	(2.31)	-	-	(.29)
Total distributions	(.56)	(1.13)	(2.31)	-	-	(.29)
Net asset value, end of period	$17.94	$15.64	$16.22	$27.10	$20.09	$18.31
Total Return C,D,E	18.44%	2.93%	(34.28)%	34.89%	9.72%	11.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.08% H	2.10%	2.26%	2.26%	2.33%	2.27%
Expenses net of fee waivers, if any	2.07 % H	2.10%	2.25%	2.26%	2.33%	2.26%
Expenses net of all reductions	2.07% H	2.10%	2.25%	2.26%	2.33%	2.26%
Net investment income (loss)	(.43)% H	(.23)%	(.47)%	(1.01)%	(.96)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,898	$2,036	$3,314	$6,770	$7,253	$9,424
Portfolio turnover rate I	32 % H	10%	13%	21%	20%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.12	$17.47	$28.77	$21.10	$19.24	$17.53
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	.13	.01	.02	.17
Net realized and unrealized gain (loss)	3.17	.63	(9.09)	7.66	2.07	2.02
Total from investment operations	3.23	.79	(8.96)	7.67	2.09	2.19
Distributions from net investment income	(.19)	- C	(.04)	-	(.17)	(.17)
Distributions from net realized gain	(.56)	(1.13)	(2.31)	-	(.05)	(.31)
Total distributions	(.75)	(1.14) D	(2.34) D	-	(.23) D	(.48)
Net asset value, end of period	$19.60	$17.12	$17.47	$28.77	$21.10	$19.24
Total Return E,F	19.04%	4.11%	(33.62)%	36.35%	10.90%	12.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.03% I	1.01%	1.19%	1.21%	1.26%	1.19%
Expenses net of fee waivers, if any	1.02 % I	1.00%	1.19%	1.20%	1.26%	1.19%
Expenses net of all reductions	1.02% I	1.00%	1.19%	1.20%	1.25%	1.19%
Net investment income (loss)	.62% I	.87%	.60%	.05%	.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$613,015	$632,320	$700,271	$1,268,421	$1,152,472	$1,040,989
Portfolio turnover rate J	32 % I	10%	13%	21%	20%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.09	$17.46	$28.75	$21.09	$19.22	$17.51
Income from Investment Operations
Net investment income (loss) A,B	.04	.15	.13	.01	.02	.17
Net realized and unrealized gain (loss)	3.17	.62	(9.07)	7.65	2.07	2.02
Total from investment operations	3.21	.77	(8.94)	7.66	2.09	2.19
Distributions from net investment income	(.18)	(.01)	(.04)	-	(.16)	(.16)
Distributions from net realized gain	(.56)	(1.13)	(2.31)	-	(.05)	(.31)
Total distributions	(.74)	(1.14)	(2.35)	-	(.22) C	(.48) C
Net asset value, end of period	$19.56	$17.09	$17.46	$28.75	$21.09	$19.22
Total Return D,E	19.01%	4.02%	(33.60)%	36.32%	10.90%	12.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23% H	1.05%	1.20%	1.22%	1.28%	1.20%
Expenses net of fee waivers, if any	1.22 % H	1.04%	1.19%	1.22%	1.27%	1.19%
Expenses net of all reductions	1.22% H	1.04%	1.19%	1.22%	1.27%	1.19%
Net investment income (loss)	.42% H	.83%	.59%	.04%	.09%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$253,767	$81,122	$82,705	$141,310	$113,041	$142,854
Portfolio turnover rate I	32 % H	10%	13%	21%	20%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.07	$17.44	$28.73	$21.05	$19.20	$17.51
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.15	.04	.05	.19
Net realized and unrealized gain (loss)	3.16	.62	(9.05)	7.64	2.05	2.02
Total from investment operations	3.23	.80	(8.90)	7.68	2.10	2.21
Distributions from net investment income	(.21)	(.04)	(.08)	-	(.20)	(.20)
Distributions from net realized gain	(.56)	(1.13)	(2.31)	-	(.05)	(.31)
Total distributions	(.77)	(1.17)	(2.39)	-	(.25)	(.52) C
Net asset value, end of period	$19.53	$17.07	$17.44	$28.73	$21.05	$19.20
Total Return D,E	19.15%	4.19%	(33.52)%	36.48%	11.03%	13.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.89%	1.07%	1.09%	1.14%	1.05%
Expenses net of fee waivers, if any	.95 % H	.88%	1.07%	1.09%	1.13%	1.05%
Expenses net of all reductions	.95% H	.88%	1.07%	1.09%	1.13%	1.05%
Net investment income (loss)	.69% H	.98%	.72%	.16%	.23%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$284,291	$223,254	$219,360	$309,803	$82,476	$76,527
Portfolio turnover rate I	32 % H	10%	13%	21%	20%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$378,374,559
Gross unrealized depreciation	(81,551,772)
Net unrealized appreciation (depreciation)	$296,822,787
Tax cost	$904,102,852

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	239,811,666	176,244,111
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
International Small Cap Opportunities	.99
Class I	1.02
Class Z	.88

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.96
Class M	.96
Class C	.96
International Small Cap Opportunities	.92
Class I	.95
Class Z	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .82%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity International Small Cap Opportunities Fund	MSCI EAFE Small Cap Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Small Cap Opportunities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± 0.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .04%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	38,648	430
Class M	.25%	.25%	27,348	123
Class C	.75%	.25%	10,443	616
			76,439	1,169

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,280
Class M	137
Class CA	6
1,423

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000%
Class M	.2000%
Class C	.2000%
International Small Cap Opportunities	.1547%
Class I	.2000%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	20,656.20
Class M	7,396.20
Class C	1,448.20
International Small Cap Opportunities	371,104.15
Class I	68,301.21
Class Z	35,785.04
	504,690

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity International Small Cap Opportunities Fund	.0441

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Small Cap Opportunities Fund	171

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Small Cap Opportunities Fund	5,483,158	871,178	26,551
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity International Small Cap Opportunities Fund	1,034
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Small Cap Opportunities Fund	3,402	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $67. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	39

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $51,032.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Small Cap Opportunities Fund
Distributions to shareholders
Class A	$1,071,393	$1,724,252
Class M	359,747	668,890
Class C	67,234	228,866
International Small Cap Opportunities	27,456,391	42,205,549
Class I	3,627,918	5,288,952
Class Z	10,041,512	14,591,883
Total	$42,624,195	$64,708,392
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity International Small Cap Opportunities Fund
Class A
Shares sold	126,063	171,839	$2,423,651	$3,136,955
Reinvestment of distributions	57,351	94,841	1,052,398	1,693,860
Shares redeemed	(144,657)	(217,502)	(2,761,540)	(3,984,745)
Net increase (decrease)	38,757	49,178	$714,509	$846,070
Class M
Shares sold	5,206	21,269	$97,701	$383,026
Reinvestment of distributions	19,865	37,879	358,562	665,150
Shares redeemed	(54,066)	(74,046)	(1,029,935)	(1,330,926)
Net increase (decrease)	(28,995)	(14,898)	$(573,672)	$(282,750)
Class C
Shares sold	3,739	7,494	$67,039	$129,355
Reinvestment of distributions	3,896	13,606	67,013	228,441
Shares redeemed	(32,015)	(95,302)	(568,923)	(1,646,239)
Net increase (decrease)	(24,380)	(74,202)	$(434,871)	$(1,288,443)
International Small Cap Opportunities
Shares sold	2,148,936	2,233,362	$42,433,079	$41,954,989
Reinvestment of distributions	1,228,945	1,900,059	22,993,567	34,581,075
Shares redeemed	(9,043,366)	(7,265,881)	(182,710,816)	(137,436,859)
Net increase (decrease)	(5,665,485)	(3,132,460)	$(117,284,170)	$(60,900,795)
Class I
Shares sold	8,881,758	2,306,791	$179,763,801	$42,956,688
Reinvestment of distributions	186,259	193,260	3,479,316	3,513,459
Shares redeemed	(842,835)	(2,490,268)	(16,681,964)	(47,134,219)
Net increase (decrease)	8,225,182	9,783	$166,561,153	$(664,072)
Class Z
Shares sold	1,687,807	1,446,980	$33,841,177	$27,457,499
Reinvestment of distributions	493,559	741,352	9,199,948	13,440,712
Shares redeemed	(700,885)	(1,687,699)	(13,629,928)	(31,321,653)
Net increase (decrease)	1,480,481	500,633	$29,411,197	$9,576,558
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Small Cap Opportunities Fund	25%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® International Small Cap Opportunities Fund
Class A **	1.34%
Actual		$ 1,000	$ 1,188.80	$ 7.29
Hypothetical-B		$ 1,000	$ 1,018.20	$ 6.72
Class M	1.58%
Actual		$ 1,000	$ 1,187.50	$ 8.59
Hypothetical-B		$ 1,000	$ 1,017.01	$ 7.92
Class C	2.07%
Actual		$ 1,000	$ 1,184.40	$ 11.24
Hypothetical-B		$ 1,000	$ 1,014.57	$ 10.37
Fidelity® International Small Cap Opportunities Fund	1.02%
Actual		$ 1,000	$ 1,190.40	$ 5.55
Hypothetical-B		$ 1,000	$ 1,019.79	$ 5.12
Class I **	1.22%
Actual		$ 1,000	$ 1,190.10	$ 6.64
Hypothetical-B		$ 1,000	$ 1,018.80	$ 6.12
Class Z **	.95%
Actual		$ 1,000	$ 1,191.50	$ 5.18
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® International Small Cap Opportunities Fund
Class A	1.27%
Actual		$ 6.91
Hypothetical- B		$ 6.37
Class I	1.01%
Actual		$ 5.50
Hypothetical- B		$ 5.07
Class Z	.89%
Actual		$ 4.85
Hypothetical- B		$ 4.47

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Small Cap Opportunities Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.815078.118
ILS-SANN-0624
Fidelity® Infrastructure Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Aena SME SA	7.7
NextEra Energy, Inc.	7.5
Southern Co.	7.2
Cheniere Energy, Inc.	4.9
National Grid PLC	4.7
Targa Resources Corp.	4.7
The Williams Companies, Inc.	4.3
GFL Environmental, Inc.	4.2
Sempra	3.8
Cellnex Telecom SA	3.5
52.5

Market Sectors (% of Fund's net assets)

Utilities	33.1
Industrials	32.7
Energy	16.1
Real Estate	9.5
Communication Services	5.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.7%
Cellnex Telecom SA (a)	43,138	1,425,913
Helios Towers PLC (b)	715,962	883,895
		2,309,808
ENERGY - 16.1%
Oil, Gas & Consumable Fuels - 16.1%
Cheniere Energy, Inc.	12,602	1,988,848
Energy Transfer LP	31,500	495,495
Plains All American Pipeline LP	23,600	406,628
Targa Resources Corp.	16,609	1,894,423
The Williams Companies, Inc.	45,237	1,735,291
		6,520,685
INDUSTRIALS - 32.7%
Commercial Services & Supplies - 10.9%
GFL Environmental, Inc. (c)	53,525	1,707,448
Republic Services, Inc.	7,380	1,414,746
Waste Connections, Inc. (United States)	7,958	1,289,912
		4,412,106
Construction & Engineering - 1.9%
Ferrovial SE	20,964	756,200
Ground Transportation - 9.0%
Canadian National Railway Co.	1,700	206,336
Canadian Pacific Kansas City Ltd.	7,094	556,382
CSX Corp.	25,879	859,700
Norfolk Southern Corp.	4,200	967,344
Union Pacific Corp.	4,360	1,034,018
		3,623,780
Transportation Infrastructure - 10.9%
Aena SME SA (a)	17,099	3,131,365
Grupo Aeroportuario Norte S.A.B. de CV ADR	14,658	1,293,422
		4,424,787
TOTAL INDUSTRIALS		13,216,873
REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.0%
American Tower Corp.	6,577	1,128,350
Equinix, Inc.	1,166	829,154
Prologis, Inc.	6,505	663,835
Segro PLC	95,851	1,015,655
		3,636,994
Real Estate Management & Development - 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	5,200	184,652
TOTAL REAL ESTATE		3,821,646
UTILITIES - 33.1%
Electric Utilities - 21.9%
Constellation Energy Corp.	7,370	1,370,378
Kansai Electric Power Co., Inc.	40,261	603,087
NextEra Energy, Inc.	45,645	3,056,846
Southern Co.	39,400	2,895,900
SSE PLC	44,200	918,759
		8,844,970
Independent Power and Renewable Electricity Producers - 2.7%
RWE AG	22,016	766,939
Vistra Corp.	4,500	341,280
		1,108,219
Multi-Utilities - 8.5%
National Grid PLC	144,700	1,898,053
Sempra	21,300	1,525,719
		3,423,772
TOTAL UTILITIES		13,376,961
TOTAL COMMON STOCKS (Cost $33,072,387)		39,245,973

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,162,434	1,162,666
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	271,323	271,350
TOTAL MONEY MARKET FUNDS (Cost $1,434,016)		1,434,016

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $34,506,403)	40,679,989
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(261,888)
NET ASSETS - 100.0%	40,418,101

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,557,278 or 11.3% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,745,398	7,031,759	7,614,524	32,000	33	-	1,162,666	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	9,564,771	9,293,421	1,753	-	-	271,350	0.0%
Total	1,745,398	16,596,530	16,907,945	33,753	33	-	1,434,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,309,808	883,895	1,425,913	-
Energy	6,520,685	6,520,685	-	-
Industrials	13,216,873	13,216,873	-	-
Real Estate	3,821,646	3,821,646	-	-
Utilities	13,376,961	9,190,123	4,186,838	-

Money Market Funds	1,434,016	1,434,016	-	-
Total Investments in Securities:	40,679,989	35,067,238	5,612,751	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $258,390) - See accompanying schedule:
Unaffiliated issuers (cost $33,072,387)	$39,245,973
Fidelity Central Funds (cost $1,434,016)	1,434,016

Total Investment in Securities (cost $34,506,403)		$40,679,989
Foreign currency held at value (cost $17)		17
Receivable for investments sold		75,624
Receivable for fund shares sold		9,996
Dividends receivable		66,187
Distributions receivable from Fidelity Central Funds		5,102
Prepaid expenses		17
Receivable from investment adviser for expense reductions		1,260
Total assets		40,838,192
Liabilities
Payable for investments purchased	$72,651
Payable for fund shares redeemed	21,482
Accrued management fee	28,277
Audit fee payable	23,722
Other payables and accrued expenses	2,609
Collateral on securities loaned	271,350
Total liabilities		420,091
Net Assets		$40,418,101
Net Assets consist of:
Paid in capital		$40,690,208
Total accumulated earnings (loss)		(272,107)
Net Assets		$40,418,101
Net Asset Value, offering price and redemption price per share ($40,418,101 ÷ 3,380,039 shares)		$11.96
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$454,213
Income from Fidelity Central Funds (including $1,753 from security lending)		33,753
Income before foreign taxes withheld		$487,966
Less foreign taxes withheld		(9,105)
Total income		478,861
Expenses
Management fee	$154,668
Transfer agent fees	30,060
Accounting fees	5,123
Custodian fees and expenses	4,481
Independent trustees' fees and expenses	111
Registration fees	5,707
Audit	23,799
Legal	24
Miscellaneous	92
Total expenses before reductions	224,065
Expense reductions	(22,730)
Total expenses after reductions		201,335
Net Investment income (loss)		277,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(298,099)
Fidelity Central Funds	33
Foreign currency transactions	1,098
Total net realized gain (loss)		(296,968)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,086,888
Assets and liabilities in foreign currencies	(212)
Total change in net unrealized appreciation (depreciation)		5,086,676
Net gain (loss)		4,789,708
Net increase (decrease) in net assets resulting from operations		$5,067,234
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$277,526	$889,062
Net realized gain (loss)	(296,968)	(2,463,849)
Change in net unrealized appreciation (depreciation)	5,086,676	(50,983)
Net increase (decrease) in net assets resulting from operations	5,067,234	(1,625,770)
Distributions to shareholders	(312,796)	(954,622)

Share transactions
Proceeds from sales of shares	2,157,719	20,419,990
Reinvestment of distributions	291,167	885,226
Cost of shares redeemed	(8,709,058)	(14,157,019)

Net increase (decrease) in net assets resulting from share transactions	(6,260,172)	7,148,197
Total increase (decrease) in net assets	(1,505,734)	4,567,805

Net Assets
Beginning of period	41,923,835	37,356,030
End of period	$40,418,101	$41,923,835

Other Information
Shares
Sold	181,193	1,707,795
Issued in reinvestment of distributions	24,535	75,822
Redeemed	(735,583)	(1,203,495)
Net increase (decrease)	(529,855)	580,122

Financial Highlights
Fidelity® Infrastructure Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$11.22	$12.63	$10.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.22	.13 D	.07	.17
Net realized and unrealized gain (loss)	1.25	(.47)	(1.38)	2.21	.31
Total from investment operations	1.33	(.25)	(1.25)	2.28	.48
Distributions from net investment income	(.09)	(.25)	(.16)	(.09)	(.04)
Total distributions	(.09)	(.25)	(.16)	(.09)	(.04)
Net asset value, end of period	$11.96	$10.72	$11.22	$12.63	$10.44
Total Return E,F	12.38%	(2.43)%	(9.95)%	21.96%	4.79%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I	1.15%	1.13%	1.24%	2.24% I
Expenses net of fee waivers, if any	.94 % I	.94%	.98%	1.00%	1.00% I
Expenses net of all reductions	.94% I	.94%	.98%	1.00%	.98% I
Net investment income (loss)	1.30% I	1.88%	1.08% D	.61%	1.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$40,418	$41,924	$37,356	$46,046	$12,762
Portfolio turnover rate J	53 % I	55%	91%	46%	50% I

AFor the period November 5, 2019 (commencement of operations) through October 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .86%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Infrastructure Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,578,386
Gross unrealized depreciation	(1,554,534)
Net unrealized appreciation (depreciation)	$6,023,852
Tax cost	$34,656,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,974,147)
Long-term	(802,646)
Total capital loss carryforward	$(5,776,793)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	10,953,824	16,733,830
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Infrastructure Fund	.87

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Infrastructure Fund	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of 0.2000%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Infrastructure Fund	0.0354%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Infrastructure Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Infrastructure Fund	232

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Infrastructure Fund	164,625	102,891	2,899

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Infrastructure Fund	40

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Infrastructure Fund	188	-	-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $20,641.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $133.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,956.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP FundsManager 60% Portfolio
Fidelity Infrastructure Fund	14%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Infrastructure Fund	.94%
Actual		$ 1,000	$ 1,123.80	$ 4.96
Hypothetical-B		$ 1,000	$ 1,020.19	$ 4.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Infrastructure Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896236.104
ISF-SANN-0624
Fidelity® International Capital Appreciation K6 Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Schneider Electric SA (United States of America, Electrical Equipment)	2.0
SAP SE (Germany, Software)	2.0
L'Oreal SA (France, Personal Care Products)	1.9
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.8
ICICI Bank Ltd. (India, Banks)	1.8
HDFC Bank Ltd. (India, Banks)	1.8
23.6

Market Sectors (% of Fund's net assets)

Information Technology	25.5
Industrials	24.7
Financials	21.9
Consumer Discretionary	10.1
Health Care	6.2
Materials	4.9
Consumer Staples	3.4
Communication Services	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	16,202	23,633,857
Canada - 10.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	449,639	24,920,972
Brookfield Asset Management Ltd. Class A (b)	560,443	21,403,318
Canadian National Railway Co. (b)	203,427	24,690,820
Canadian Pacific Kansas City Ltd.	315,429	24,745,819
CGI, Inc. Class A (sub. vtg.) (a)	216,229	21,909,551
Constellation Software, Inc.	10,959	28,214,698
Constellation Software, Inc. warrants 3/31/40 (a)(c)	9,222	1
Thomson Reuters Corp.	158,501	23,940,081
TOTAL CANADA		169,825,260
Denmark - 3.1%
DSV A/S	5,031	718,272
Novo Nordisk A/S Series B	391,161	50,163,390
TOTAL DENMARK		50,881,662
France - 13.7%
Air Liquide SA	145,044	28,367,505
Capgemini SA	113,312	23,816,038
Dassault Systemes SA	576,546	22,630,540
EssilorLuxottica SA	119,384	25,583,246
Hermes International SCA	11,453	27,513,166
L'Oreal SA	65,046	30,519,224
LVMH Moet Hennessy Louis Vuitton SE	46,461	38,164,754
Safran SA	128,032	27,761,437
TOTAL FRANCE		224,355,910
Germany - 2.0%
SAP SE	180,087	32,517,778
India - 9.8%
Axis Bank Ltd.	1,994,170	27,826,899
Bharti Airtel Ltd.	1,690,454	26,750,058
HCL Technologies Ltd.	1,414,417	23,069,638
HDFC Bank Ltd.	1,586,507	28,803,709
ICICI Bank Ltd.	2,126,842	29,297,312
Larsen & Toubro Ltd.	583,145	25,059,895
TOTAL INDIA		160,807,511
Indonesia - 1.5%
PT Bank Central Asia Tbk	40,711,046	24,478,925
Ireland - 1.5%
Kingspan Group PLC (Ireland)	280,211	25,074,603
Italy - 1.7%
Ferrari NV (Italy)	69,499	28,718,366
Japan - 8.1%
Hoya Corp.	214,110	24,823,876
Keyence Corp.	63,482	27,917,470
OBIC Co. Ltd.	172,476	22,157,396
Shin-Etsu Chemical Co. Ltd.	719,803	27,862,811
Tokyo Electron Ltd.	136,070	29,846,399
TOTAL JAPAN		132,607,952
Netherlands - 6.4%
ASM International NV (Netherlands)	45,186	28,702,032
ASML Holding NV (Netherlands)	56,442	50,157,603
Wolters Kluwer NV	172,785	25,953,759
TOTAL NETHERLANDS		104,813,394
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	808,300	21,356,432
Atlas Copco AB (A Shares)	1,534,037	26,870,327
TOTAL SWEDEN		48,226,759
Switzerland - 2.9%
Partners Group Holding AG	17,000	21,997,824
UBS Group AG	974,919	25,739,771
TOTAL SWITZERLAND		47,737,595
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,583,291	61,743,744
United Kingdom - 12.3%
3i Group PLC	688,953	24,614,535
Ashtead Group PLC	392,410	28,645,424
BAE Systems PLC	1,522,659	25,325,194
Compass Group PLC	923,625	25,689,454
InterContinental Hotel Group PLC	235,091	22,929,369
London Stock Exchange Group PLC	218,125	24,046,124
RELX PLC (London Stock Exchange)	686,825	28,219,497
Sage Group PLC	1,525,230	22,222,224
TOTAL UNITED KINGDOM		201,691,821
United States of America - 16.9%
Arthur J. Gallagher & Co.	88,351	20,735,096
Experian PLC	595,500	24,018,864
Linde PLC	55,765	24,590,134
Marsh & McLennan Companies, Inc.	115,895	23,112,940
MasterCard, Inc. Class A	44,660	20,150,592
Moody's Corp.	61,683	22,843,065
NVIDIA Corp.	26,330	22,749,647
S&P Global, Inc.	56,191	23,365,904
Schneider Electric SA	144,533	32,955,447
Uber Technologies, Inc. (a)	316,447	20,970,943
Visa, Inc. Class A	75,623	20,313,094
Waste Connections, Inc. (Canada)	139,516	22,620,108
TOTAL UNITED STATES OF AMERICA		278,425,834
TOTAL COMMON STOCKS (Cost $1,256,212,304)		1,615,540,971

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	19,742,715	19,746,664
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	16,128,312	16,129,925
TOTAL MONEY MARKET FUNDS (Cost $35,876,589)		35,876,589

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,292,088,893)	1,651,417,560
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(8,554,537)
NET ASSETS - 100.0%	1,642,863,023

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,211,551	495,041,320	492,506,019	865,726	(188)	-	19,746,664	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	505,800	147,708,677	132,084,552	6,663	-	-	16,129,925	0.1%
Total	17,717,351	642,749,997	624,590,571	872,389	(188)	-	35,876,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,750,058	-	26,750,058	-
Consumer Discretionary	166,648,966	79,865,389	86,783,577	-
Consumer Staples	55,440,196	55,440,196	-	-
Financials	358,729,108	199,661,604	159,067,504	-
Health Care	100,570,512	25,583,246	74,987,266	-
Industrials	408,926,922	197,359,829	211,567,093	-
Information Technology	417,654,759	173,955,755	243,699,003	1
Materials	80,820,450	24,590,134	56,230,316	-

Money Market Funds	35,876,589	35,876,589	-	-
Total Investments in Securities:	1,651,417,560	792,332,742	859,084,817	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,114,841) - See accompanying schedule:
Unaffiliated issuers (cost $1,256,212,304)	$1,615,540,971
Fidelity Central Funds (cost $35,876,589)	35,876,589

Total Investment in Securities (cost $1,292,088,893)		$1,651,417,560
Foreign currency held at value (cost $553,871)		554,156
Receivable for investments sold		4,579,300
Receivable for fund shares sold		6,388,263
Dividends receivable		2,759,513
Reclaims receivable		1,175,237
Distributions receivable from Fidelity Central Funds		177,016
Total assets		1,667,051,045
Liabilities
Payable for investments purchased	$2,205,235
Payable for fund shares redeemed	1,154,545
Accrued management fee	901,196
Deferred taxes	3,797,135
Collateral on securities loaned	16,129,925
Total liabilities		24,188,036
Net Assets		$1,642,863,009
Net Assets consist of:
Paid in capital		$1,318,836,926
Total accumulated earnings (loss)		324,026,083
Net Assets		$1,642,863,009
Net Asset Value, offering price and redemption price per share ($1,642,863,009 ÷ 103,913,606 shares)		$15.81
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$8,750,410
Income from Fidelity Central Funds (including $6,663 from security lending)		872,389
Income before foreign taxes withheld		$9,622,799
Less foreign taxes withheld		(799,299)
Total income		8,823,500
Expenses
Management fee	$4,823,378
Independent trustees' fees and expenses	3,324
Interest	2,294
Total expenses before reductions	4,828,996
Expense reductions	(248)
Total expenses after reductions		4,828,748
Net Investment income (loss)		3,994,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $408,860)	30,526,449
Fidelity Central Funds	(188)
Foreign currency transactions	(150,674)
Total net realized gain (loss)		30,375,587
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,171,836)	214,677,001
Assets and liabilities in foreign currencies	(10,366)
Total change in net unrealized appreciation (depreciation)		214,666,635
Net gain (loss)		245,042,222
Net increase (decrease) in net assets resulting from operations		$249,036,974
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,994,752	$5,810,863
Net realized gain (loss)	30,375,587	7,929,064
Change in net unrealized appreciation (depreciation)	214,666,635	104,172,802
Net increase (decrease) in net assets resulting from operations	249,036,974	117,912,729
Distributions to shareholders	(5,644,723)	(3,323,601)

Share transactions
Proceeds from sales of shares	522,709,981	427,602,334
Reinvestment of distributions	5,644,723	3,323,601
Cost of shares redeemed	(221,226,244)	(216,290,497)

Net increase (decrease) in net assets resulting from share transactions	307,128,460	214,635,438
Total increase (decrease) in net assets	550,520,711	329,224,566

Net Assets
Beginning of period	1,092,342,298	763,117,732
End of period	$1,642,863,009	$1,092,342,298

Other Information
Shares
Sold	33,796,676	31,934,138
Issued in reinvestment of distributions	386,361	258,445
Redeemed	(13,987,338)	(16,055,471)
Net increase (decrease)	20,195,699	16,137,112

Financial Highlights
Fidelity® International Capital Appreciation K6 Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$11.29	$17.82	$13.99	$12.40	$10.17
Income from Investment Operations
Net investment income (loss) A,B	.04	.08	.06	.05	.08	.13 C
Net realized and unrealized gain (loss)	2.79	1.73	(5.14)	3.85	1.62	2.18
Total from investment operations	2.83	1.81	(5.08)	3.90	1.70	2.31
Distributions from net investment income	(.07)	(.05)	(.04)	(.07)	(.11)	(.08)
Distributions from net realized gain	-	-	(1.41)	-	-	-
Total distributions	(.07)	(.05)	(1.45)	(.07)	(.11)	(.08)
Net asset value, end of period	$15.81	$13.05	$11.29	$17.82	$13.99	$12.40
Total Return D,E	21.69%	16.02%	(30.83)%	27.93%	13.82%	22.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65 % H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65% H	.65%	.65%	.65%	.61%	.63%
Net investment income (loss)	.54% H	.59%	.44%	.29%	.62%	1.16% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,642,863	$1,092,342	$763,118	$923,233	$760,960	$524,353
Portfolio turnover rate I	55 % H	78%	119% J	149%	138%	144% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .75%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$376,136,456
Gross unrealized depreciation	(19,742,624)
Net unrealized appreciation (depreciation)	$356,393,832
Tax cost	$1,295,023,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(61,559,404)
Total capital loss carryforward	$(61,559,404)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	688,488,660	391,948,647
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Capital Appreciation K6 Fund	482

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Capital Appreciation K6 Fund	Borrower	14,825,000	5.57%	2,294

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Capital Appreciation K6 Fund	54,858,495	19,247,411	555,660

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Capital Appreciation K6 Fund	723	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $248.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® International Capital Appreciation K6 Fund	.65%
Actual		$ 1,000	$ 1,216.90	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.63	$ 3.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Capital Appreciation K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883990.106
IVFK6-SANN-0624
Fidelity® Series Overseas Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.7
SAP SE (Germany, Software)	2.3
Tokio Marine Holdings, Inc. (Japan, Insurance)	2.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Safran SA (France, Aerospace & Defense)	2.1
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	2.1
Wolters Kluwer NV (Netherlands, Professional Services)	1.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.8
24.9

Market Sectors (% of Fund's net assets)

Financials	22.5
Information Technology	19.1
Industrials	18.6
Health Care	15.5
Consumer Discretionary	10.0
Materials	6.5
Consumer Staples	5.1
Energy	1.3
Communication Services	0.5
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Belgium - 0.9%
Azelis Group NV	1,640,643	39,640,245
KBC Group NV	1,293,465	96,488,971
TOTAL BELGIUM		136,129,216
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,300,900	127,526,002
Constellation Software, Inc.	91,270	234,980,885
Constellation Software, Inc. warrants 3/31/40 (a)(b)	105,870	8
Lumine Group, Inc. (a)	525,150	14,385,215
TOTAL CANADA		376,892,110
Denmark - 5.0%
Carlsberg A/S Series B	669,700	90,083,266
DSV A/S	650,496	92,870,825
Novo Nordisk A/S Series B	4,357,500	558,815,868
TOTAL DENMARK		741,769,959
Finland - 0.9%
Nordea Bank Abp	11,641,300	135,845,448
France - 14.0%
Accor SA	2,781,100	122,607,664
Air Liquide SA	1,191,660	233,063,216
ALTEN	904,701	106,880,508
Antin Infrastructure Partners SA	336,500	4,309,354
Capgemini SA	1,143,362	240,313,050
Dassault Systemes SA	2,403,700	94,349,849
Edenred SA	626,804	29,740,416
EssilorLuxottica SA	1,102,716	236,305,159
L'Oreal SA	419,800	196,967,844
LVMH Moet Hennessy Louis Vuitton SE	385,683	316,814,030
Safran SA	1,441,600	312,585,039
TotalEnergies SE	2,567,679	186,410,213
TOTAL FRANCE		2,080,346,342
Germany - 9.1%
Allianz SE	789,933	224,171,046
Deutsche Borse AG	990,760	191,010,592
Hannover Reuck SE	889,216	220,540,935
Infineon Technologies AG	2,556,200	88,707,871
Merck KGaA	809,320	128,649,055
SAP SE	1,898,300	342,770,429
Siemens Healthineers AG (c)	2,701,700	149,829,384
TOTAL GERMANY		1,345,679,312
Hong Kong - 1.0%
AIA Group Ltd.	19,396,600	142,067,643
India - 0.4%
HDFC Bank Ltd.	3,545,000	64,360,983
Indonesia - 0.9%
PT Bank Central Asia Tbk	210,278,900	126,437,465
Ireland - 1.1%
Kingspan Group PLC (Ireland)	1,775,600	158,889,070
Italy - 3.6%
FinecoBank SpA	8,359,685	128,825,823
GVS SpA (a)(c)	839,038	4,906,909
Industrie de Nora SpA	601,200	8,109,832
Recordati SpA	2,914,539	155,675,322
UniCredit SpA	6,576,500	241,386,243
TOTAL ITALY		538,904,129
Japan - 14.5%
Ajinomoto Co., Inc.	2,742,200	101,959,035
BayCurrent Consulting, Inc.	1,032,000	21,968,356
Capcom Co. Ltd.	4,112,500	67,701,784
DENSO Corp.	5,944,800	101,317,956
FUJIFILM Holdings Corp.	8,304,500	176,657,374
Hoya Corp.	1,799,807	208,669,310
Mitsubishi Heavy Industries Ltd.	18,775,900	167,877,520
Renesas Electronics Corp.	5,235,026	84,994,584
Rohto Pharmaceutical Co. Ltd.	1,580,400	30,834,295
Shin-Etsu Chemical Co. Ltd.	6,658,400	257,739,605
Sony Group Corp.	2,918,800	241,242,817
Suzuki Motor Corp.	13,105,180	152,620,116
TIS, Inc.	2,142,076	45,747,409
Tokio Marine Holdings, Inc.	10,145,400	320,659,525
Tokyo Electron Ltd.	771,800	169,291,178
TOTAL JAPAN		2,149,280,864
Netherlands - 8.1%
ASM International NV (Netherlands)	249,961	158,774,588
ASML Holding NV (Netherlands)	647,628	575,519,446
IMCD NV	1,062,051	161,229,113
Topicus.Com, Inc.	184,177	15,009,492
Wolters Kluwer NV	1,909,108	286,764,059
TOTAL NETHERLANDS		1,197,296,698
Spain - 0.8%
CaixaBank SA (d)	23,530,100	124,087,373
Sweden - 2.5%
AddTech AB (B Shares)	1,731,419	36,575,292
Atlas Copco AB (A Shares)	9,929,600	173,927,748
Indutrade AB	6,947,075	162,764,942
Kry International AB (a)(b)(e)	4,451	135,521
TOTAL SWEDEN		373,403,503
Switzerland - 5.0%
Alcon, Inc. (Switzerland)	1,954,120	151,142,705
Compagnie Financiere Richemont SA Series A	1,050,120	145,154,968
Galderma Group AG	707,590	52,727,675
Partners Group Holding AG	127,640	165,164,841
Sika AG	800,401	229,258,181
TOTAL SWITZERLAND		743,448,370
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,824,684	115,315,717
United Kingdom - 17.2%
3i Group PLC	5,501,391	196,550,681
AstraZeneca PLC (United Kingdom)	2,675,800	404,711,947
BAE Systems PLC	12,116,600	201,525,913
Beazley PLC	3,771,851	31,247,962
Compass Group PLC	9,824,187	273,247,258
Diageo PLC	6,662,247	230,245,113
Diploma PLC	1,455,331	65,975,501
Flutter Entertainment PLC (a)	190,902	35,602,333
Halma PLC	3,600,500	99,293,036
Hiscox Ltd.	3,511,072	53,963,298
InterContinental Hotel Group PLC	1,180,498	115,138,709
Lloyds Banking Group PLC	220,013,300	141,992,947
London Stock Exchange Group PLC	2,227,700	245,581,890
RELX PLC (London Stock Exchange)	7,490,355	307,755,324
Sage Group PLC	10,276,400	149,724,610
TOTAL UNITED KINGDOM		2,552,556,522
United States of America - 10.9%
CBRE Group, Inc. (a)	83,027	7,214,216
CDW Corp.	453,800	109,756,068
Experian PLC	3,435,200	138,555,169
Ferguson PLC	934,700	198,085,065
ICON PLC (a)	449,400	133,867,272
Linde PLC	564,800	249,054,208
Marsh & McLennan Companies, Inc.	1,220,028	243,310,184
S&P Global, Inc.	489,251	203,445,243
Schneider Electric SA	988,931	225,489,428
Thermo Fisher Scientific, Inc.	197,900	112,549,688
TOTAL UNITED STATES OF AMERICA		1,621,326,541
TOTAL COMMON STOCKS (Cost $10,825,985,732)		14,724,037,265

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(b)(e) (Cost $11,754,376)	25,711	1,064,899

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	75,903,525	75,918,705
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	17,398,260	17,400,000
TOTAL MONEY MARKET FUNDS (Cost $93,318,705)		93,318,705

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $10,931,058,813)	14,818,420,869
NET OTHER ASSETS (LIABILITIES) - 0.1%	21,140,018
NET ASSETS - 100.0%	14,839,560,887

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,736,293 or 1.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,200,420 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095

Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	329,038,521	1,635,852,580	1,888,998,035	4,478,305	25,639	-	75,918,705	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	122,977,365	105,577,365	194,893	-	-	17,400,000	0.1%
Total	329,038,521	1,758,829,945	1,994,575,400	4,673,198	25,639	-	93,318,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	67,701,784	-	67,701,784	-
Consumer Discretionary	1,503,745,851	158,209,997	1,345,535,854	-
Consumer Staples	777,615,555	324,493,846	453,121,709	-
Energy	186,410,213	-	186,410,213	-
Financials	3,331,188,863	1,312,882,475	2,018,306,388	-
Health Care	2,292,943,385	970,916,876	1,322,026,509	-
Industrials	2,765,495,350	1,215,810,853	1,549,684,497	-
Information Technology	2,823,671,737	1,464,323,848	1,358,147,461	1,200,428
Materials	969,115,210	478,312,389	490,802,821	-
Real Estate	7,214,216	7,214,216	-	-

Money Market Funds	93,318,705	93,318,705	-	-
Total Investments in Securities:	14,818,420,869	6,025,483,205	8,791,737,236	1,200,428
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,884,778) - See accompanying schedule:
Unaffiliated issuers (cost $10,837,740,108)	$14,725,102,164
Fidelity Central Funds (cost $93,318,705)	93,318,705

Total Investment in Securities (cost $10,931,058,813)		$14,818,420,869
Foreign currency held at value (cost $3,195,537)		3,195,536
Receivable for investments sold		26,331,210
Receivable for fund shares sold		307,516
Dividends receivable		34,182,282
Reclaims receivable		40,993,595
Distributions receivable from Fidelity Central Funds		781,958
Other receivables		83,444
Total assets		14,924,296,410
Liabilities
Payable for investments purchased	$4,593,417
Payable for fund shares redeemed	62,165,884
Other payables and accrued expenses	576,222
Collateral on securities loaned	17,400,000
Total liabilities		84,735,523
Net Assets		$14,839,560,887
Net Assets consist of:
Paid in capital		$11,235,222,417
Total accumulated earnings (loss)		3,604,338,470
Net Assets		$14,839,560,887
Net Asset Value, offering price and redemption price per share ($14,839,560,887 ÷ 1,100,854,383 shares)		$13.48
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$134,842,655
Interest		341,768
Income from Fidelity Central Funds (including $194,893 from security lending)		4,673,198
Income before foreign taxes withheld		$139,857,621
Less foreign taxes withheld		(12,767,857)
Total income		127,089,764
Expenses
Custodian fees and expenses	$485,397
Independent trustees' fees and expenses	35,788
Interest	52,691
Total expenses before reductions	573,876
Expense reductions	(46)
Total expenses after reductions		573,830
Net Investment income (loss)		126,515,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,933,904)	118,502,152
Redemptions in-kind	121,138,394
Fidelity Central Funds	25,639
Foreign currency transactions	(565,748)
Total net realized gain (loss)		239,100,437
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,799,217)	2,316,470,800
Assets and liabilities in foreign currencies	(277,723)
Total change in net unrealized appreciation (depreciation)		2,316,193,077
Net gain (loss)		2,555,293,514
Net increase (decrease) in net assets resulting from operations		$2,681,809,448
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,515,934	$254,211,804
Net realized gain (loss)	239,100,437	90,465,610
Change in net unrealized appreciation (depreciation)	2,316,193,077	1,370,046,952
Net increase (decrease) in net assets resulting from operations	2,681,809,448	1,714,724,366
Distributions to shareholders	(237,159,964)	(228,975,390)

Share transactions
Proceeds from sales of shares	1,281,004,332	1,971,571,393
Reinvestment of distributions	237,159,964	228,975,390
Cost of shares redeemed	(1,968,152,521)	(3,158,640,518)

Net increase (decrease) in net assets resulting from share transactions	(449,988,225)	(958,093,735)
Total increase (decrease) in net assets	1,994,661,259	527,655,241

Net Assets
Beginning of period	12,844,899,628	12,317,244,387
End of period	$14,839,560,887	$12,844,899,628

Other Information
Shares
Sold	97,450,070	166,640,804
Issued in reinvestment of distributions	19,172,188	20,554,344
Redeemed	(150,261,847)	(271,702,575)
Net increase (decrease)	(33,639,589)	(84,507,427)

Financial Highlights
Fidelity® Series Overseas Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.32	$10.10	$14.58	$10.62	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.22	.21	.17	.14	.06 D
Net realized and unrealized gain (loss)	2.26	1.20	(4.27)	3.93	.32	.14
Total from investment operations	2.37	1.42	(4.06)	4.10	.46	.20
Distributions from net investment income	(.21)	(.20)	(.17)	(.14)	(.04)	-
Distributions from net realized gain	-	-	(.25)	-	-	-
Total distributions	(.21)	(.20)	(.42)	(.14)	(.04)	-
Net asset value, end of period	$13.48	$11.32	$10.10	$14.58	$10.62	$10.20
Total Return E	21.12%	14.05%	(28.66)%	38.89%	4.51%	2.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01% H
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01% H
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	.01% H
Net investment income (loss)	1.73% H	1.90%	1.79%	1.29%	1.35%	1.69% D,H
Supplemental Data
Net assets, end of period (000 omitted)	$14,839,561	$12,844,900	$12,317,244	$15,419,200	$11,508,376	$6,226,806
Portfolio turnover rate I	34 % J	38% J	28% J	33%	50%	12% J,K

AFor the period June 21, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,043,856,279
Gross unrealized depreciation	(168,376,275)
Net unrealized appreciation (depreciation)	$3,875,480,004
Tax cost	$10,942,940,865

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(514,624,302)
Long-term	(96,973,062)
Total capital loss carryforward	$(611,597,364)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	2,434,933,431	2,422,941,285

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	25,162,133	121,138,394	328,962,658

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	32,698,280	121,959,420	380,570,728
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Overseas Fund	1,239

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Overseas Fund	Borrower	48,640,714	5.57%	52,691

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Overseas Fund	35,131,191	36,108,060	2,041,627

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Overseas Fund	20,693	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $46.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Overseas Fund	.01%
Actual		$ 1,000	$ 1,211.20	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Overseas Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9894004.104
SOV-SANN-0624
Fidelity® Enduring Opportunities Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.3
NVIDIA Corp.	3.4
Amazon.com, Inc.	2.6
Meta Platforms, Inc. Class A	1.7
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.4
Eli Lilly & Co.	1.2
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1
JPMorgan Chase & Co.	1.1
Tesla, Inc.	0.9
19.3

Market Sectors (% of Fund's net assets)

Information Technology	21.9
Consumer Discretionary	15.7
Industrials	15.6
Financials	11.4
Health Care	9.3
Communication Services	8.5
Consumer Staples	5.1
Materials	4.2
Real Estate	4.1
Energy	1.8
Utilities	0.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Entertainment - 1.9%
Live Nation Entertainment, Inc. (a)	494	43,922
Netflix, Inc. (a)	171	94,159
Sea Ltd. ADR (a)	788	49,794
The Walt Disney Co.	701	77,881
		265,756
Interactive Media & Services - 6.6%
Adevinta ASA Class B (a)	2,862	29,216
Alphabet, Inc.:
Class A	1,384	225,288
Class C	1,220	200,861
Hemnet Group AB	809	21,215
Kakao Corp.	572	19,809
LY Corp.	7,791	18,719
Match Group, Inc. (a)	956	29,464
Meta Platforms, Inc. Class A	563	242,186
NAVER Corp.	245	32,225
Rightmove PLC	3,529	22,710
Tencent Holdings Ltd.	2,268	99,527
		941,220
TOTAL COMMUNICATION SERVICES		1,206,976
CONSUMER DISCRETIONARY - 15.7%
Automobile Components - 0.5%
Aptiv PLC (a)	552	39,192
DENSO Corp.	2,140	36,472
		75,664
Automobiles - 1.4%
BYD Co. Ltd. (H Shares)	1,258	34,485
Ferrari NV (Italy)	90	37,190
Tesla, Inc. (a)	718	131,595
		203,270
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	2,110	369,250
B&M European Value Retail SA	4,226	27,406
Dollarama, Inc.	412	34,369
MercadoLibre, Inc. (a)	28	40,844
Prosus NV	642	21,673
		493,542
Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)	199	44,924
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. (a)	21	66,352
Churchill Downs, Inc.	393	50,697
Compass Group PLC	1,263	35,129
Domino's Pizza, Inc.	103	54,515
Doordash, Inc. (a)	382	49,377
Flutter Entertainment PLC (a)	146	27,228
Hilton Worldwide Holdings, Inc.	344	67,864
Oriental Land Co. Ltd.	1,008	27,812
Restaurant Brands Asia Ltd. (a)	19,425	23,211
Wingstop, Inc.	113	43,481
Yum! Brands, Inc.	322	45,483
Zomato Ltd. (a)	22,115	51,025
		542,174
Household Durables - 0.5%
Berkeley Group Holdings PLC	397	23,385
NVR, Inc. (a)	7	52,072
		75,457
Leisure Products - 0.3%
Roland Corp.	647	17,589
SHIMANO, Inc.	129	20,964
		38,553
Specialty Retail - 3.6%
Carvana Co. Class A (a)	459	38,060
Fast Retailing Co. Ltd.	142	37,129
Five Below, Inc. (a)	225	32,927
Floor & Decor Holdings, Inc. Class A (a)	417	46,008
Lowe's Companies, Inc.	319	72,729
National Vision Holdings, Inc. (a)	2,205	38,411
Nitori Holdings Co. Ltd.	184	24,625
The Home Depot, Inc.	302	100,934
Ulta Beauty, Inc. (a)	102	41,294
Wayfair LLC Class A (a)	635	31,845
WH Smith PLC	1,154	15,819
Workman Co. Ltd.	659	16,190
ZOZO, Inc.	833	17,942
		513,913
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	16	38,436
lululemon athletica, Inc. (a)	196	70,678
LVMH Moet Hennessy Louis Vuitton SE	82	67,358
Moncler SpA	333	22,787
Prada SpA	2,910	23,732
Shenzhou International Group Holdings Ltd.	3,057	30,048
		253,039
TOTAL CONSUMER DISCRETIONARY		2,240,536
CONSUMER STAPLES - 5.1%
Beverages - 1.0%
Ambev SA	10,151	23,752
Davide Campari Milano NV	2,695	27,093
Kweichow Moutai Co. Ltd. (A Shares)	115	26,964
Monster Beverage Corp. (a)	806	43,081
Pernod Ricard SA	175	26,520
		147,410
Consumer Staples Distribution & Retail - 2.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	541	29,985
Casey's General Stores, Inc.	169	54,009
Clicks Group Ltd.	1,582	24,614
Cosmos Pharmaceutical Corp.	273	25,114
Costco Wholesale Corp.	172	124,339
Wal-Mart de Mexico SA de CV Series V	8,849	33,018
Walmart, Inc.	1,497	88,847
		379,926
Food Products - 0.7%
Freshpet, Inc. (a)	498	52,823
McCormick & Co., Inc. (non-vtg.)	660	50,200
		103,023
Household Products - 0.2%
Unicharm Corp.	664	19,730
Personal Care Products - 0.5%
Hindustan Unilever Ltd.	930	24,831
L'Oreal SA	100	46,919
		71,750
TOTAL CONSUMER STAPLES		721,839
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	1,053	49,996
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc.	268	42,296
Hess Corp.	332	52,287
Parkland Corp.	761	23,444
PrairieSky Royalty Ltd.	2,270	43,251
Reliance Industries Ltd.	1,262	44,289
		205,567
TOTAL ENERGY		255,563
FINANCIALS - 11.4%
Banks - 3.0%
Bank of America Corp.	2,493	92,266
Credicorp Ltd. (United States)	263	43,555
FinecoBank SpA	1,536	23,670
JPMorgan Chase & Co.	806	154,542
KBC Group NV	396	29,541
PNC Financial Services Group, Inc.	287	43,986
PT Bank Central Asia Tbk	55,476	33,357
		420,917
Capital Markets - 2.5%
Avanza Bank Holding AB	742	16,065
Banca Generali SpA	585	22,987
Bolsa Mexicana de Valores S.A.B. de CV	13,232	24,856
Brookfield Corp. (Canada) Class A	857	34,376
HUB24 Ltd.	1,195	30,704
Moody's Corp.	124	45,921
Morningstar, Inc.	159	44,941
Nordnet AB	1,221	22,070
Partners Group Holding AG	19	24,586
S&P Global, Inc.	151	62,790
VZ Holding AG	239	27,611
		356,907
Financial Services - 3.0%
Adyen BV (a)(b)	21	25,158
BFF Bank SpA (b)	2,091	26,890
Edenred SA	403	19,121
Fiserv, Inc. (a)	421	64,274
Flywire Corp. (a)	1,341	27,491
MasterCard, Inc. Class A	261	117,763
Visa, Inc. Class A	481	129,201
Zenkoku Hosho Co. Ltd.	657	23,069
		432,967
Insurance - 2.9%
American Financial Group, Inc.	324	41,391
Arch Capital Group Ltd. (a)	559	52,289
Arthur J. Gallagher & Co.	191	44,826
Assurant, Inc.	248	43,251
Chubb Ltd.	275	68,376
Hannover Reuck SE	148	36,707
Qualitas Controladora S.A.B. de CV	3,540	46,293
Steadfast Group Ltd.	5,820	21,181
The Travelers Companies, Inc.	259	54,949
		409,263
TOTAL FINANCIALS		1,620,054
HEALTH CARE - 9.3%
Biotechnology - 0.2%
Zai Lab Ltd. (a)	14,460	23,242
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a)	133	37,557
Boston Scientific Corp. (a)	1,073	77,117
Coloplast A/S Series B	165	19,893
Hoya Corp.	287	33,275
IDEXX Laboratories, Inc. (a)	86	42,377
Inspire Medical Systems, Inc. (a)	165	39,874
Intuitive Surgical, Inc. (a)	167	61,894
Masimo Corp. (a)	429	57,662
ResMed, Inc.	260	55,637
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	764	32,080
Shockwave Medical, Inc. (a)	162	53,491
Straumann Holding AG	201	26,895
The Cooper Companies, Inc.	468	41,680
		579,432
Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd.	425	30,220
Surgery Partners, Inc. (a)	909	22,680
UnitedHealth Group, Inc.	253	122,376
		175,276
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	159	31,571
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	566	16,572
Danaher Corp.	294	72,506
Lonza Group AG	45	24,840
Thermo Fisher Scientific, Inc.	153	87,014
West Pharmaceutical Services, Inc.	135	48,260
		249,192
Pharmaceuticals - 1.9%
Eli Lilly & Co.	210	164,031
Novo Nordisk A/S Series B	830	106,441
		270,472
TOTAL HEALTH CARE		1,329,185
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.9%
General Electric Co.	562	90,943
HEICO Corp.	234	48,532
INVISIO AB	1,159	25,609
Northrop Grumman Corp.	112	54,323
Safran SA	223	48,354
		267,761
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	444	31,524
Delhivery Private Ltd. (a)	4,535	24,374
DHL Group	752	31,486
ZTO Express, Inc. sponsored ADR	1,725	36,208
		123,592
Building Products - 1.3%
ASSA ABLOY AB (B Shares)	1,243	32,842
Kingspan Group PLC (Ireland)	315	28,188
Simpson Manufacturing Co. Ltd.	195	33,909
The AZEK Co., Inc. (a)	1,102	50,295
Trex Co., Inc. (a)	522	46,223
		191,457
Commercial Services & Supplies - 1.5%
Casella Waste Systems, Inc. Class A (a)	471	42,578
Cintas Corp.	87	57,276
Copart, Inc.	1,214	65,932
GFL Environmental, Inc.	625	19,944
Waste Connections, Inc. (Canada)	135	21,888
		207,618
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	646	27,761
Electrical Equipment - 1.6%
AMETEK, Inc.	292	51,001
Eaton Corp. PLC	265	84,339
GE Vernova LLC	140	21,519
Generac Holdings, Inc. (a)	316	42,963
Nidec Corp.	724	33,907
		233,729
Ground Transportation - 0.6%
Localiza Rent a Car SA	2,415	22,803
Old Dominion Freight Lines, Inc.	206	37,432
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,622	18,652
		78,887
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	291	56,084
Machinery - 2.0%
Atlas Copco AB (A Shares)	2,381	41,706
Fortive Corp.	573	43,130
Indutrade AB	1,261	29,544
Minebea Mitsumi, Inc.	1,199	22,458
Miura Co. Ltd.	820	12,901
Rational AG	33	28,315
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,307	27,121
SMC Corp.	48	25,218
Spirax-Sarco Engineering PLC	231	25,531
VAT Group AG (b)	53	26,677
		282,601
Marine Transportation - 0.2%
SITC International Holdings Co. Ltd.	15,027	32,587
Passenger Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	221	30,100
Professional Services - 2.8%
BayCurrent Consulting, Inc.	987	21,010
Centre Testing International Group Co. Ltd. (A Shares)	4,438	7,678
Dayforce, Inc. (a)	605	37,129
Equifax, Inc.	204	44,919
Experian PLC	915	36,906
Funai Soken Holdings, Inc.	1,334	20,182
Headhunter Group PLC ADR (a)(c)	622	7,962
Recruit Holdings Co. Ltd.	936	40,311
RELX PLC (London Stock Exchange)	972	39,936
Thomson Reuters Corp.	235	35,495
TriNet Group, Inc.	301	30,211
Verisk Analytics, Inc.	201	43,810
Wolters Kluwer NV	217	32,595
		398,144
Trading Companies & Distributors - 1.5%
AddTech AB (B Shares)	979	20,681
Ashtead Group PLC	500	36,499
Azelis Group NV	826	19,957
Ferguson PLC	292	61,291
IMCD NV	158	23,986
Watsco, Inc.	108	48,354
		210,768
Transportation Infrastructure - 0.4%
Athens International Airport SA	3,235	28,689
International Container Terminal Services, Inc.	5,594	32,021
		60,710
TOTAL INDUSTRIALS		2,201,799
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	202	51,825
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp. Class A	540	65,216
Azbil Corp.	666	18,601
CDW Corp.	230	55,628
Keyence Corp.	88	38,700
Lagercrantz Group AB (B Shares)	2,284	33,969
Murata Manufacturing Co. Ltd.	1,494	27,299
		239,413
IT Services - 1.8%
Cloudflare, Inc. (a)	630	55,062
Kainos Group PLC	1,700	20,839
Nagarro SE (a)	231	17,614
SHIFT, Inc. (a)	109	10,027
Shopify, Inc. Class A (a)	364	25,553
Softcat PLC	1,104	21,644
Tata Consultancy Services Ltd.	872	39,787
Twilio, Inc. Class A (a)	535	32,036
VeriSign, Inc. (a)	198	33,557
		256,119
Semiconductors & Semiconductor Equipment - 7.5%
Advantest Corp.	692	21,660
ASM International NV (Netherlands)	58	36,841
ASML Holding NV (Netherlands)	111	98,641
BE Semiconductor Industries NV	189	25,313
Disco Corp.	98	27,915
eMemory Technology, Inc.	516	34,620
Monolithic Power Systems, Inc.	91	60,909
NVIDIA Corp.	557	481,259
Silicon Laboratories, Inc. (a)	339	41,185
Taiwan Semiconductor Manufacturing Co. Ltd.	6,528	156,027
Teradyne, Inc.	369	42,922
Tokyo Electron Ltd.	200	43,869
		1,071,161
Software - 10.1%
Adobe, Inc. (a)	150	69,425
ANSYS, Inc. (a)	124	40,285
Atlassian Corp. PLC (a)	149	25,673
ATOSS Software AG	90	24,204
Bill Holdings, Inc. (a)	662	41,282
Confluent, Inc. (a)	1,109	31,185
Constellation Software, Inc.	17	43,768
Constellation Software, Inc. warrants 3/31/40 (a)(c)	17	0
Dassault Systemes SA	787	30,891
Fortnox AB	3,520	20,883
HubSpot, Inc. (a)	101	61,092
Lumine Group, Inc. (a)	1,386	37,966
Microsoft Corp.	1,569	610,856
Money Forward, Inc. (a)	614	21,380
Procore Technologies, Inc. (a)	607	41,531
Salesforce, Inc.	379	101,928
SAP SE	341	61,573
ServiceNow, Inc. (a)	90	62,400
Synopsys, Inc. (a)	102	54,120
Topicus.Com, Inc.	259	21,107
Workday, Inc. Class A (a)	185	45,275
		1,446,824
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings PLC	614	52,749
TOTAL INFORMATION TECHNOLOGY		3,118,091
MATERIALS - 4.2%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	229	54,122
Ecolab, Inc.	229	51,788
Givaudan SA	8	34,341
Linde PLC	163	71,876
Shin-Etsu Chemical Co. Ltd.	1,120	43,354
Sika AG	124	35,517
Solar Industries India Ltd.	455	48,777
Symrise AG	185	19,881
		359,656
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	116	68,100
Vulcan Materials Co.	240	61,831
		129,931
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	1,160	57,930
Press Metal Aluminium Holdings	28,872	32,455
Ternium SA sponsored ADR	583	24,544
		114,929
TOTAL MATERIALS		604,516
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	262	44,949
Big Yellow Group PLC	1,993	26,896
Embassy Office Parks (REIT)	6,240	26,677
Equinix, Inc.	65	46,222
Equity Lifestyle Properties, Inc.	537	32,376
Extra Space Storage, Inc.	322	43,238
National Storage REIT unit	15,992	22,052
Prologis, Inc.	494	50,413
Safestore Holdings PLC	2,266	21,902
Segro PLC	1,591	16,859
Sun Communities, Inc.	258	28,721
Warehouses de Pauw	822	21,878
Warehouses de Pauw rights (a)(d)	822	983
		383,166
Real Estate Management & Development - 1.4%
Ayala Land, Inc.	36,338	18,029
CBRE Group, Inc. (a)	470	40,838
Colliers International Group, Inc.	176	18,328
CoStar Group, Inc. (a)	506	46,314
Grainger Trust PLC	6,723	21,548
Katitas Co. Ltd.	1,802	21,710
Oberoi Realty Ltd.	1,813	32,156
		198,923
TOTAL REAL ESTATE		582,089
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Corp.	316	58,757
TOTAL COMMON STOCKS (Cost $10,551,068)		13,939,405

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Azul SA (a) (Cost $24,344)	9,633	18,088

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $309,521)	309,460	309,521

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $10,884,933)	14,267,014
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(22,944)
NET ASSETS - 100.0%	14,244,070

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,725 or 0.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	160,448	1,635,355	1,486,282	7,325	-	-	309,521	0.0%
Total	160,448	1,635,355	1,486,282	7,325	-	-	309,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,206,976	1,036,696	170,280	-
Consumer Discretionary	2,240,536	1,755,152	485,384	-
Consumer Staples	721,839	600,586	121,253	-
Energy	255,563	211,274	44,289	-
Financials	1,620,054	1,486,585	133,469	-
Health Care	1,329,185	1,059,194	269,991	-
Industrials	2,219,887	1,653,166	558,759	7,962
Information Technology	3,118,091	2,585,742	532,349	-
Materials	604,516	479,930	124,586	-
Real Estate	582,089	461,465	120,624	-
Utilities	58,757	58,757	-	-

Money Market Funds	309,521	309,521	-	-
Total Investments in Securities:	14,267,014	11,698,068	2,560,984	7,962
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,575,412)	$13,957,493
Fidelity Central Funds (cost $309,521)	309,521

Total Investment in Securities (cost $10,884,933)		$14,267,014
Cash		24,768
Foreign currency held at value (cost $1,115)		1,113
Receivable for fund shares sold		148
Dividends receivable		17,327
Distributions receivable from Fidelity Central Funds		1,699
Prepaid expenses		4
Receivable from investment adviser for expense reductions		578
Total assets		14,312,651
Liabilities
Payable for investments purchased on a delayed delivery basis	$983
Payable for fund shares redeemed	28,132
Accrued management fee	6,355
Deferred taxes	12,114
Audit fee payable	19,192
Other payables and accrued expenses	1,805
Total liabilities		68,581
Net Assets		$14,244,070
Net Assets consist of:
Paid in capital		$11,851,132
Total accumulated earnings (loss)		2,392,938
Net Assets		$14,244,070
Net Asset Value, offering price and redemption price per share ($14,244,070 ÷ 964,802 shares)		$14.76
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$74,382
Income from Fidelity Central Funds		7,325
Income before foreign taxes withheld		$81,707
Less foreign taxes withheld		(4,486)
Total income		77,221
Expenses
Management fee
Basic fee	$42,789
Performance adjustment	(15,094)
Transfer agent fees	9,231
Accounting fees and expenses	1,543
Custodian fees and expenses	2,119
Independent trustees' fees and expenses	32
Registration fees	5,566
Audit	31,338
Legal	9
Miscellaneous	24
Total expenses before reductions	77,557
Expense reductions	(13,590)
Total expenses after reductions		63,967
Net Investment income (loss)		13,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,072)	82,228
Foreign currency transactions	(188)
Total net realized gain (loss)		82,040
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $8,291)	2,497,640
Assets and liabilities in foreign currencies	(181)
Total change in net unrealized appreciation (depreciation)		2,497,459
Net gain (loss)		2,579,499
Net increase (decrease) in net assets resulting from operations		$2,592,753
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,254	$29,376
Net realized gain (loss)	82,040	(24,988)
Change in net unrealized appreciation (depreciation)	2,497,459	1,077,041
Net increase (decrease) in net assets resulting from operations	2,592,753	1,081,429
Distributions to shareholders	(40,077)	-

Share transactions
Proceeds from sales of shares	2,154,995	1,803,511
Reinvestment of distributions	37,070	-
Cost of shares redeemed	(1,634,274)	(2,959,519)

Net increase (decrease) in net assets resulting from share transactions	557,791	(1,156,008)
Total increase (decrease) in net assets	3,110,467	(74,579)

Net Assets
Beginning of period	11,133,603	11,208,182
End of period	$14,244,070	$11,133,603

Other Information
Shares
Sold	151,997	142,807
Issued in reinvestment of distributions	2,733	-
Redeemed	(115,209)	(242,007)
Net increase (decrease)	39,521	(99,200)

Financial Highlights
Fidelity® Enduring Opportunities Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$10.94	$16.69	$11.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.03	.01	(.04)	(.01)
Net realized and unrealized gain (loss)	2.76	1.06	(5.32)	4.82	1.93
Total from investment operations	2.77	1.09	(5.31)	4.78	1.92
Distributions from net investment income	(.04)	-	(.03)	-	- D
Distributions from net realized gain	-	-	(.41)	-	-
Distributions from tax return of capital	-	-	-	-	(.01)
Total distributions	(.04)	-	(.44)	-	(.01)
Net asset value, end of period	$14.76	$12.03	$10.94	$16.69	$11.91
Total Return E,F	23.08%	9.96%	(32.65)%	40.13%	19.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.14% I	1.51%	1.41%	1.70%	2.63% I
Expenses net of fee waivers, if any	.94 % I	.94%	.98%	1.08%	1.10% I
Expenses net of all reductions	.94% I	.94%	.98%	1.08%	1.09% I
Net investment income (loss)	.19% I	.25%	.05%	(.25)%	(.10)% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,244	$11,134	$11,208	$21,492	$10,055
Portfolio turnover rate J	20 % I	19%	15%	23%	17% I

AFor the period November 5, 2019 (commencement of operations) through October 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Enduring Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,227,012
Gross unrealized depreciation	(847,311)
Net unrealized appreciation (depreciation)	$3,379,701
Tax cost	$10,887,313

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(472,242)
Long-term	(556,513)
Total capital loss carryforward	$(1,028,754)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enduring Opportunities Fund	1,653,543	1,290,514
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Enduring Opportunities Fund	0.77

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Enduring Opportunities Fund	.73

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .57%

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Enduring Opportunities Fund	MSCI ACWI (All Country World Index) Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.22) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of 0.20%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023, to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Enduring Opportunities Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Enduring Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount($)
Fidelity Enduring Opportunities Fund	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Enduring Opportunities Fund	105,053	17,798	(4,700)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Enduring Opportunities Fund	12
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $12,862.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $128.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $600.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of outstanding shares as follows:

Fund	Affiliated %
Fidelity Enduring Opportunities Fund	20%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Enduring Opportunities Fund	.94%
Actual		$ 1,000	$ 1,230.80	$ 5.21
Hypothetical-B		$ 1,000	$ 1,020.19	$ 4.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Enduring Opportunities Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896222.104
IDF-SANN-0624
Fidelity® SAI Sustainable International Equity Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	5.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	4.2
Hitachi Ltd. (Japan, Industrial Conglomerates)	3.4
Itochu Corp. (Japan, Trading Companies & Distributors)	3.2
Sony Group Corp. (Japan, Household Durables)	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
ORIX Corp. (Japan, Financial Services)	2.8
CRH PLC (United States of America, Construction Materials)	2.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.4
Schneider Electric SA (United States of America, Electrical Equipment)	2.3
32.1

Market Sectors (% of Fund's net assets)

Financials	23.4
Industrials	16.6
Health Care	13.3
Information Technology	13.2
Consumer Discretionary	11.6
Materials	5.8
Consumer Staples	5.1
Utilities	3.7
Communication Services	2.1
Real Estate	1.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 1.5%
Brambles Ltd.	10,484	98,630
Macquarie Group Ltd.	3,375	404,117
TOTAL AUSTRALIA		502,747
Austria - 1.0%
Wienerberger AG	9,668	346,262
Belgium - 1.9%
KBC Group NV	2,932	218,719
UCB SA	3,177	422,286
TOTAL BELGIUM		641,005
Canada - 0.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,345	74,546
China - 0.3%
Chervon Holdings Ltd.	46,185	112,163
Denmark - 6.9%
Carlsberg A/S Series B	3,668	493,393
Novo Nordisk A/S Series B	13,813	1,771,412
Vestas Wind Systems A/S (a)	4,004	107,936
TOTAL DENMARK		2,372,741
France - 10.8%
Air Liquide SA	1,988	388,810
Amundi SA (b)	5,726	401,784
AXA SA	21,320	738,098
BNP Paribas SA	7,351	528,992
EssilorLuxottica SA	1,381	295,940
L'Oreal SA	1,218	571,479
LVMH Moet Hennessy Louis Vuitton SE	934	767,222
TOTAL FRANCE		3,692,325
Germany - 6.4%
adidas AG	877	211,896
DHL Group	6,278	262,859
Gerresheimer AG	735	79,224
Instone Real Estate Group BV (b)	24,351	225,311
Merck KGaA	3,332	529,653
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	926	407,347
SAP SE	1,502	271,212
Siemens AG	1,072	200,822
TOTAL GERMANY		2,188,324
Hong Kong - 1.7%
AIA Group Ltd.	78,797	577,137
India - 0.9%
HDFC Bank Ltd. sponsored ADR	5,314	306,086
Ireland - 1.9%
Dalata Hotel Group PLC	65,985	297,169
Kingspan Group PLC (Ireland)	3,935	352,122
TOTAL IRELAND		649,291
Italy - 3.2%
Prysmian SpA	7,182	392,276
UniCredit SpA	18,975	696,465
TOTAL ITALY		1,088,741
Japan - 20.7%
Eisai Co. Ltd.	2,373	97,457
Fuji Electric Co. Ltd.	3,550	220,824
Hitachi Ltd.	12,487	1,152,059
Hoya Corp.	4,856	563,004
Itochu Corp.	24,630	1,111,177
Net One Systems Co. Ltd.	21,946	367,214
ORIX Corp.	46,455	950,721
Renesas Electronics Corp.	18,024	292,633
Sony Group Corp.	13,245	1,094,717
Sumitomo Mitsui Financial Group, Inc.	9,983	567,072
Tokio Marine Holdings, Inc.	6,827	215,777
Tokyo Electron Ltd.	2,105	461,723
TOTAL JAPAN		7,094,378
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	3,492	193,565
SK Hynix, Inc.	1,326	163,178
TOTAL KOREA (SOUTH)		356,743
Netherlands - 9.5%
ASML Holding NV (Netherlands)	1,637	1,454,732
BE Semiconductor Industries NV	1,252	167,685
ING Groep NV (Certificaten Van Aandelen)	32,390	512,095
Koninklijke KPN NV	195,110	709,055
Wolters Kluwer NV	2,662	399,855
TOTAL NETHERLANDS		3,243,422
New Zealand - 1.0%
Contact Energy Ltd.	67,659	345,427
Norway - 0.0%
Schibsted ASA (A Shares)	231	6,609
Singapore - 0.9%
United Overseas Bank Ltd.	13,209	293,118
Spain - 1.5%
CaixaBank SA	29,921	157,790
EDP Renovaveis SA	955	13,117
Iberdrola SA	24,348	298,545
Puig Group SL Class B	1,300	33,990
TOTAL SPAIN		503,442
Sweden - 0.7%
Investor AB (B Shares)	6,501	160,661
Lagercrantz Group AB (B Shares)	5,503	81,843
TOTAL SWEDEN		242,504
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	1,860	257,102
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,769	998,329
United Kingdom - 12.4%
3i Group PLC	8,237	294,287
AstraZeneca PLC (United Kingdom)	5,444	823,399
Beazley PLC	12,531	103,813
Bellway PLC	12,004	379,490
Berkeley Group Holdings PLC	6,729	396,364
Big Yellow Group PLC	5,082	68,582
Compass Group PLC	16,884	469,607
Diageo PLC	7,907	273,263
Direct Line Insurance Group PLC	84,081	195,208
Grainger Trust PLC	41,629	133,425
London Stock Exchange Group PLC	1,494	164,699
National Grid PLC	21,060	276,247
RELX PLC (London Stock Exchange)	3,596	147,748
Renewi PLC (a)	9,781	68,809
Sage Group PLC	7,313	106,549
SSE PLC	17,162	356,736
TOTAL UNITED KINGDOM		4,258,226
United States of America - 8.0%
CRH PLC	10,909	850,050
Ferguson PLC	1,757	372,350
Linde PLC	959	422,881
Nestle SA (Reg. S)	2,973	298,490
Schneider Electric SA	3,507	799,643
TOTAL UNITED STATES OF AMERICA		2,743,414
TOTAL COMMON STOCKS (Cost $30,599,003)		32,894,082

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,480,022)	1,479,726	1,480,022

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $32,079,025)	34,374,104
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(123,804)
NET ASSETS - 100.0%	34,250,300

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $627,095 or 1.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	712,258	10,049,092	9,281,316	30,537	(12)	-	1,480,022	0.0%
Total	712,258	10,049,092	9,281,316	30,537	(12)	-	1,480,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	715,664	6,609	709,055	-
Consumer Discretionary	3,985,730	1,284,919	2,700,811	-
Consumer Staples	1,745,161	646,025	1,099,136	-
Financials	7,893,986	2,531,716	5,362,270	-
Health Care	4,582,375	1,327,103	3,255,272	-
Industrials	5,687,110	1,693,348	3,993,762	-
Information Technology	4,558,663	1,810,809	2,747,854	-
Materials	2,008,003	1,619,193	388,810	-
Real Estate	427,318	427,318	-	-
Utilities	1,290,072	13,117	1,276,955	-

Money Market Funds	1,480,022	1,480,022	-	-
Total Investments in Securities:	34,374,104	12,840,179	21,533,925	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $30,599,003)	$32,894,082
Fidelity Central Funds (cost $1,480,022)	1,480,022

Total Investment in Securities (cost $32,079,025)		$34,374,104
Cash		28,986
Foreign currency held at value (cost $26,330)		26,249
Receivable for fund shares sold		242,640
Dividends receivable		196,279
Distributions receivable from Fidelity Central Funds		6,673
Prepaid expenses		2
Receivable from investment adviser for expense reductions		6,372
Other receivables		2
Total assets		34,881,307
Liabilities
Payable for investments purchased	$462,357
Payable for fund shares redeemed	84,534
Accrued management fee	17,482
Custody fee payable	41,722
Other payables and accrued expenses	24,912
Total liabilities		631,007
Net Assets		$34,250,300
Net Assets consist of:
Paid in capital		$32,070,742
Total accumulated earnings (loss)		2,179,558
Net Assets		$34,250,300
Net Asset Value, offering price and redemption price per share ($34,250,300 ÷ 3,301,742 shares)		$10.37
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$380,939
Income from Fidelity Central Funds		30,537
Income before foreign taxes withheld		$411,476
Less foreign taxes withheld		(41,218)
Total income		370,258
Expenses
Management fee	$75,008
Custodian fees and expenses	34,183
Independent trustees' fees and expenses	40
Registration fees	20,701
Audit	26,794
Legal	8
Miscellaneous	23
Total expenses before reductions	156,757
Expense reductions	(72,786)
Total expenses after reductions		83,971
Net Investment income (loss)		286,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(131,241)
Fidelity Central Funds	(12)
Foreign currency transactions	4,297
Total net realized gain (loss)		(126,956)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,631,043
Assets and liabilities in foreign currencies	(2,737)
Total change in net unrealized appreciation (depreciation)		2,628,306
Net gain (loss)		2,501,350
Net increase (decrease) in net assets resulting from operations		$2,787,637
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,287	$85,246
Net realized gain (loss)	(126,956)	(148,535)
Change in net unrealized appreciation (depreciation)	2,628,306	(15,876)
Net increase (decrease) in net assets resulting from operations	2,787,637	(79,165)
Distributions to shareholders	(117,788)	(17,379)

Share transactions
Proceeds from sales of shares	23,179,101	8,192,591
Reinvestment of distributions	98,381	16,766
Cost of shares redeemed	(1,401,988)	(593,538)

Net increase (decrease) in net assets resulting from share transactions	21,875,494	7,615,819
Total increase (decrease) in net assets	24,545,343	7,519,275

Net Assets
Beginning of period	9,704,957	2,185,682
End of period	$34,250,300	$9,704,957

Other Information
Shares
Sold	2,330,324	892,144
Issued in reinvestment of distributions	10,323	1,851
Redeemed	(139,734)	(64,420)
Net increase (decrease)	2,200,913	829,575

Financial Highlights
Fidelity SAI Sustainable International Equity Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.17	.08
Net realized and unrealized gain (loss)	1.49	.65 D	(2.02)
Total from investment operations	1.62	.82	(1.94)
Distributions from net investment income	(.07)	(.06)	-
Total distributions	(.07)	(.06)	-
Net asset value, end of period	$10.37	$8.82	$8.06
Total Return E,F	18.46%	10.12%	(19.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.38% I	3.13%	5.78% I,J
Expenses net of fee waivers, if any	.74 % I	.75%	.75% I
Expenses net of all reductions	.74% I	.73%	.68% I
Net investment income (loss)	2.52% I	1.84%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$34,250	$9,705	$2,186
Portfolio turnover rate K	65 % I	27%	51% I

AFor the period April 14, 2022 (commencement of operations) through October 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,985,082
Gross unrealized depreciation	(772,568)
Net unrealized appreciation (depreciation)	$2,212,514
Tax cost	$32,161,590

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(157,729)
Long-term	(42,315)
Total capital loss carryforward	$(200,044)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable International Equity Fund	28,313,203	7,046,827
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .648% of the Fund's average net assets.

Prior to the March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable International Equity Fund	3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable International Equity Fund	1,943,707	315,888	(6,588)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable International Equity Fund	18
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through February 28, 2025.  Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $71,712

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $170.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $904.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI Sustainable International Equity Fund	.74%
Actual		$ 1,000	$ 1,184.60	$ 4.02
Hypothetical-B		$ 1,000	$ 1,021.18	$ 3.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity SAI Sustainable International Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered Fidelity's representations that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904872.102
IEE-SANN-0624
Fidelity® Diversified International K6 Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (depository receipt) (Netherlands, Semiconductors & Semiconductor Equipment)	3.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.3
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
SAP SE (Germany, Software)	1.7
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.6
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	1.6
Wolters Kluwer NV (Netherlands, Professional Services)	1.5
21.9

Market Sectors (% of Fund's net assets)

Industrials	21.9
Financials	21.0
Information Technology	17.2
Health Care	10.6
Consumer Discretionary	8.8
Materials	7.6
Energy	5.6
Consumer Staples	3.8
Communication Services	0.5
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 0.6%
Aristocrat Leisure Ltd.	665,609	16,986,332
CAR Group Ltd.	253,234	5,491,004
Steadfast Group Ltd.	1,707,067	6,212,736
TOTAL AUSTRALIA		28,690,072
Belgium - 0.4%
UCB SA	142,623	18,957,415
Canada - 6.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	845,087	46,838,440
Cameco Corp.	485,335	22,143,531
Canadian Natural Resources Ltd.	701,290	53,142,464
Canadian Pacific Kansas City Ltd. (a)	262,269	20,569,758
Constellation Software, Inc.	17,847	45,948,328
Constellation Software, Inc. warrants 3/31/40 (b)(c)	23,796	2
Franco-Nevada Corp.	249,158	29,993,436
Imperial Oil Ltd.	434,683	29,886,134
Ivanhoe Mines Ltd. (a)(b)	2,273,271	30,813,378
Lumine Group, Inc. (b)	66,074	1,809,938
MEG Energy Corp. (b)	654,116	14,876,964
Thomson Reuters Corp.	134,084	20,252,124
TOTAL CANADA		316,274,497
China - 1.1%
Chervon Holdings Ltd.	1,386,768	3,367,852
Li Ning Co. Ltd.	2,204,388	5,770,799
NXP Semiconductors NV	157,821	40,432,162
TOTAL CHINA		49,570,813
Denmark - 4.2%
Carlsberg A/S Series B	150,213	20,205,581
DSV A/S	63,404	9,052,141
Novo Nordisk A/S Series B	1,182,823	151,687,954
Pandora A/S	79,267	12,130,100
TOTAL DENMARK		193,075,776
France - 10.1%
Air Liquide SA	229,781	44,940,250
Airbus Group NV	193,663	31,868,750
ALTEN	31,141	3,678,968
AXA SA	1,013,033	35,071,170
BNP Paribas SA	459,030	33,032,650
Capgemini SA	238,825	50,196,494
EssilorLuxottica SA	232,081	49,733,510
Legrand SA	204,788	21,045,364
LVMH Moet Hennessy Louis Vuitton SE	118,677	97,485,600
Pernod Ricard SA	172,871	26,197,286
Safran SA	201,048	43,593,644
Sartorius Stedim Biotech	47,486	10,287,443
Thales SA	78,273	13,194,029
TOTAL FRANCE		460,325,158
Germany - 7.6%
Allianz SE	226,100	64,163,763
Deutsche Borse AG	132,856	25,613,573
DHL Group	497,775	20,841,806
Hannover Reuck SE	130,474	32,359,807
Infineon Technologies AG	697,847	24,217,402
Merck KGaA	222,735	35,405,831
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83,514	36,737,795
Rheinmetall AG	2,358	1,301,512
SAP SE	423,100	76,397,918
Siemens AG	75,675	14,176,468
Siemens Healthineers AG (d)	248,911	13,803,969
TOTAL GERMANY		345,019,844
Greece - 0.1%
Piraeus Financial Holdings SA (b)	1,645,138	6,590,343
Hong Kong - 0.8%
AIA Group Ltd.	4,968,111	36,388,224
India - 2.2%
Axis Bank Ltd.	1,195,509	16,682,283
Fairfax India Holdings Corp. (b)(d)	586,271	8,688,536
HDFC Bank Ltd.	2,493,851	45,276,925
Reliance Industries Ltd.	896,211	31,451,878
TOTAL INDIA		102,099,622
Indonesia - 1.0%
PT Bank Central Asia Tbk	40,826,669	24,548,448
PT Bank Rakyat Indonesia (Persero) Tbk	65,231,321	19,745,754
TOTAL INDONESIA		44,294,202
Ireland - 0.7%
Kingspan Group PLC (Ireland)	322,525	28,861,059
Smurfit Kappa Group PLC	111,308	4,840,607
TOTAL IRELAND		33,701,666
Italy - 2.1%
FinecoBank SpA	1,541,755	23,759,012
Ryanair Holdings PLC sponsored ADR	105,307	14,342,813
UniCredit SpA	1,551,194	56,935,588
TOTAL ITALY		95,037,413
Japan - 17.4%
BayCurrent Consulting, Inc.	336,672	7,166,793
Capcom Co. Ltd.	470,830	7,751,011
Fast Retailing Co. Ltd.	96,156	25,141,820
Fuji Electric Co. Ltd.	388,332	24,155,778
FUJIFILM Holdings Corp.	1,494,081	31,782,820
Fujitsu Ltd.	1,026,099	15,851,335
Hitachi Ltd.	1,145,220	105,658,794
Hoya Corp.	498,351	57,778,728
Itochu Corp.	1,118,640	50,467,189
Keyence Corp.	98,195	43,183,201
Komatsu Ltd.	82,300	2,457,161
Marui Group Co. Ltd.	388,852	5,939,276
Minebea Mitsumi, Inc.	730,635	13,685,053
Mitsubishi Electric Corp.	1,407,385	24,530,617
Mitsubishi Heavy Industries Ltd.	3,611,008	32,286,445
ORIX Corp.	1,532,463	31,362,493
Persol Holdings Co. Ltd.	3,899,618	5,394,379
Renesas Electronics Corp.	1,780,159	28,902,220
Shin-Etsu Chemical Co. Ltd.	1,863,077	72,117,736
SMC Corp.	42,158	22,148,408
Sony Group Corp.	439,768	36,347,427
Sumitomo Mitsui Financial Group, Inc.	427,119	24,261,988
Suzuki Motor Corp.	1,767,124	20,579,547
Tokio Marine Holdings, Inc.	1,680,500	53,114,548
Tokyo Electron Ltd.	226,852	49,759,060
TOTAL JAPAN		791,823,827
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	514,019	28,492,600
Luxembourg - 0.1%
CVC Capital Partners PLC	146,800	2,663,304
Netherlands - 6.2%
ASML Holding NV (depository receipt)	193,919	169,188,510
BE Semiconductor Industries NV	148,856	19,936,820
IMCD NV	179,924	27,314,119
Wolters Kluwer NV	448,125	67,312,140
TOTAL NETHERLANDS		283,751,589
Portugal - 0.3%
Galp Energia SGPS SA Class B	534,902	11,531,118
Spain - 2.3%
Banco Santander SA (Spain) (a)	8,808,485	42,988,099
CaixaBank SA	6,222,122	32,812,728
Industria de Diseno Textil SA (a)	574,418	26,267,860
Puig Group SL Class B	171,700	4,489,337
TOTAL SPAIN		106,558,024
Sweden - 3.0%
Atlas Copco AB (A Shares)	1,664,751	29,159,925
Autoliv, Inc.	104,756	12,548,721
Indutrade AB	1,788,607	41,905,768
Investor AB (B Shares)	2,060,201	50,914,281
Kry International AB (b)(c)(e)	663	20,187
TOTAL SWEDEN		134,548,882
Switzerland - 2.9%
Alcon, Inc. (Switzerland)	202,014	15,624,907
Compagnie Financiere Richemont SA Series A	234,836	32,460,683
Galderma Group AG	139,104	10,365,650
Partners Group Holding AG	11,841	15,322,132
Sika AG	117,707	33,714,716
UBS Group AG	973,056	25,690,584
TOTAL SWITZERLAND		133,178,672
Taiwan - 2.0%
ECLAT Textile Co. Ltd.	293,000	4,601,907
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	618,769	84,981,734
TOTAL TAIWAN		89,583,641
United Kingdom - 12.5%
3i Group PLC	874,703	31,250,909
Ashtead Group PLC	149,419	10,907,394
AstraZeneca PLC (United Kingdom)	658,601	99,612,711
B&M European Value Retail SA	3,504,519	22,727,382
BAE Systems PLC	3,765,637	62,630,889
Big Yellow Group PLC	537,631	7,255,406
Compass Group PLC	1,291,939	35,933,639
Diageo PLC	1,234,195	42,653,382
Flutter Entertainment PLC (b)	93,510	17,439,179
Games Workshop Group PLC	73,413	9,090,762
InterContinental Hotel Group PLC	144,046	14,049,385
London Stock Exchange Group PLC	531,914	58,638,257
RELX PLC (Euronext N.V.)	1,795,276	74,146,048
Rolls-Royce Holdings PLC (b)	3,486,246	17,877,558
RS GROUP PLC	1,931,688	17,789,269
Sage Group PLC	1,939,941	28,264,461
Starling Bank Ltd. Series D (b)(c)(e)	2,406,800	9,052,325
WPP PLC	1,134,975	11,376,041
TOTAL UNITED KINGDOM		570,694,997
United States of America - 11.7%
CRH PLC	565,470	44,062,518
Experian PLC	507,770	20,480,367
Ferguson PLC	266,901	56,562,642
GSK PLC	650,626	13,498,485
Holcim AG	212,607	17,796,860
ICON PLC (b)	16,771	4,995,745
Linde PLC	141,432	62,365,855
Marsh & McLennan Companies, Inc.	215,299	42,937,080
Marvell Technology, Inc.	511,205	33,693,522
MasterCard, Inc. Class A	78,057	35,219,318
Nestle SA (Reg. S)	367,462	36,893,258
S&P Global, Inc.	67,334	27,999,497
Schlumberger Ltd.	647,912	30,762,862
Schneider Electric SA	211,576	48,242,143
Shell PLC (London)	1,552,853	55,201,778
TOTAL UNITED STATES OF AMERICA		530,711,930
TOTAL COMMON STOCKS (Cost $3,217,929,949)		4,413,563,629

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (b)(c)(e)	21,668	2,660,889
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (b)(c)(e)	743,562	9,785,276
Series D (b)(c)(e)	304,085	4,880,564
		14,665,840
TOTAL CONVERTIBLE PREFERRED STOCKS		17,326,729
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (b)(c)(e)	3,828	158,548
TOTAL PREFERRED STOCKS (Cost $19,777,817)		17,485,277

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	116,541,305	116,564,613
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	82,350,303	82,358,538
TOTAL MONEY MARKET FUNDS (Cost $198,922,529)		198,923,151

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $3,436,630,295)	4,629,972,057
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(73,047,483)
NET ASSETS - 100.0%	4,556,924,574

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,492,505 or 0.5% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,557,789 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International AB	5/14/21	287,945

Kry International AB Series E	5/14/21	1,750,058

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Wasabi Holdings, Inc. Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	177,740,739	405,756,829	466,932,131	5,248,044	(824)	-	116,564,613	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	18,664,424	301,200,350	237,506,236	82,815	-	-	82,358,538	0.3%
Total	196,405,163	706,957,179	704,438,367	5,330,859	(824)	-	198,923,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	24,618,056	-	24,618,056	-
Consumer Discretionary	392,928,995	100,204,004	292,724,991	-
Consumer Staples	177,277,284	73,035,726	104,241,558	-
Energy	248,996,729	162,343,073	86,653,656	-
Financials	961,973,426	380,350,615	572,570,486	9,052,325
Health Care	481,752,348	145,370,501	336,381,847	-
Industrials	1,001,378,347	403,510,816	597,867,531	-
Information Technology	794,222,959	427,934,443	348,783,050	17,505,466
Materials	340,645,356	205,790,510	134,854,846	-
Real Estate	7,255,406	7,255,406	-	-

Money Market Funds	198,923,151	198,923,151	-	-
Total Investments in Securities:	4,629,972,057	2,104,718,245	2,498,696,021	26,557,791
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $73,859,602) - See accompanying schedule:
Unaffiliated issuers (cost $3,237,707,766)	$4,431,048,906
Fidelity Central Funds (cost $198,922,529)	198,923,151

Total Investment in Securities (cost $3,436,630,295)		$4,629,972,057
Foreign currency held at value (cost $1,283,234)		1,283,234
Receivable for investments sold		2,566,078
Receivable for fund shares sold		3,246,591
Dividends receivable		13,261,344
Reclaims receivable		9,790,501
Distributions receivable from Fidelity Central Funds		603,865
Other receivables		122,577
Total assets		4,660,846,247
Liabilities
Payable for investments purchased	$15,365,082
Payable for fund shares redeemed	2,162,260
Accrued management fee	2,343,124
Other payables and accrued expenses	1,692,669
Collateral on securities loaned	82,358,538
Total liabilities		103,921,673
Net Assets		$4,556,924,574
Net Assets consist of:
Paid in capital		$3,659,692,601
Total accumulated earnings (loss)		897,231,973
Net Assets		$4,556,924,574
Net Asset Value, offering price and redemption price per share ($4,556,924,574 ÷ 322,801,567 shares)		$14.12
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$46,222,243
Income from Fidelity Central Funds (including $82,815 from security lending)		5,330,859
Income before foreign taxes withheld		$51,553,102
Less foreign taxes withheld		(4,569,606)
Total income		46,983,496
Expenses
Management fee	$13,643,086
Independent trustees' fees and expenses	11,136
Total expenses before reductions	13,654,222
Expense reductions	(797)
Total expenses after reductions		13,653,425
Net Investment income (loss)		33,330,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $751,467)	(44,974,421)
Redemptions in-kind	57,811,254
Fidelity Central Funds	(824)
Foreign currency transactions	(235,386)
Total net realized gain (loss)		12,600,623
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $27,219)	690,901,155
Assets and liabilities in foreign currencies	(97,029)
Total change in net unrealized appreciation (depreciation)		690,804,126
Net gain (loss)		703,404,749
Net increase (decrease) in net assets resulting from operations		$736,734,820
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,330,071	$65,516,017
Net realized gain (loss)	12,600,623	(29,780,194)
Change in net unrealized appreciation (depreciation)	690,804,126	395,410,511
Net increase (decrease) in net assets resulting from operations	736,734,820	431,146,334
Distributions to shareholders	(69,972,907)	(31,800,731)

Share transactions
Proceeds from sales of shares	514,016,519	1,065,259,894
Reinvestment of distributions	69,972,898	31,800,731
Cost of shares redeemed	(685,434,309)	(988,215,923)

Net increase (decrease) in net assets resulting from share transactions	(101,444,892)	108,844,702
Total increase (decrease) in net assets	565,317,021	508,190,305

Net Assets
Beginning of period	3,991,607,553	3,483,417,248
End of period	$4,556,924,574	$3,991,607,553

Other Information
Shares
Sold	37,602,196	84,964,159
Issued in reinvestment of distributions	5,378,392	2,652,271
Redeemed	(49,892,959)	(77,852,831)
Net increase (decrease)	(6,912,371)	9,763,599

Financial Highlights
Fidelity® Diversified International K6 Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$10.89	$15.45	$11.96	$11.08	$9.69
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.15	.10	.08	.16
Net realized and unrealized gain (loss)	2.12	1.12	(4.56)	3.47	.98	1.36
Total from investment operations	2.22	1.32	(4.41)	3.57	1.06	1.52
Distributions from net investment income	(.21)	(.10)	(.15)	(.08)	(.15)	(.13)
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.21)	(.10)	(.15)	(.08)	(.18)	(.13)
Net asset value, end of period	$14.12	$12.11	$10.89	$15.45	$11.96	$11.08
Total Return C,D	18.49%	12.12%	(28.81)%	30.00%	9.70%	15.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % G	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% G	.60%	.60%	.60%	.59%	.59%
Net investment income (loss)	1.47% G	1.57%	1.21%	.73%	.73%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$4,556,925	$3,991,608	$3,483,417	$3,961,936	$3,102,294	$2,977,388
Portfolio turnover rate H	41 % G,I	25% I	31% I	30% I	34% I	48% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,272,237,474
Gross unrealized depreciation	(82,115,534)
Net unrealized appreciation (depreciation)	$1,190,121,940
Tax cost	$3,439,850,117

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(309,317,588)
Long-term	(19,435,058)
Total capital loss carryforward	$(328,752,646)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	906,938,141	881,821,348

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	11,523,901	57,811,254	155,413,531

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	4,900,825	64,963,792

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	4,361,678	20,002,624	56,570,957

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	26,855,137	332,235,591

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Diversified International K6 Fund	477

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Diversified International K6 Fund	8,647,101	29,990,001	(4,940,201)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Diversified International K6 Fund	9,084	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $797.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Diversified International K6 Fund	.60%
Actual		$ 1,000	$ 1,184.90	$ 3.26
Hypothetical-B		$ 1,000	$ 1,021.88	$ 3.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Diversified International K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883986.106
DIFK6-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024